UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 – 12-14 Regulation S-X are as follows:

USD Covered Bond

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Corporate Bonds (a) — 99.1%
	Capital Markets — 4.9%

	Credit Suisse AG/Guernsey
$320,000	1.63%, due 03/06/15	$326,637

	Commercial Banks — 78.0%

	Australia & New Zealand Banking Group Ltd.
250,000	2.40%, due 11/23/16	263,163
	Bank of Montreal
375,000	1.30%, due 10/31/14	380,435
	Bank of Nova Scotia
251,000	1.65%, due 10/29/15	258,078
	Barclays Bank plc
325,000	2.25%, due 05/10/17	338,650
	Canadian Imperial Bank of Commerce
221,000	2.60%, due 07/02/15	231,576
347,000	2.75%, due 01/27/16	368,066
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17	346,463
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17	200,522
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15	303,439
	ING Bank N.V.
250,000	2.63%, due 12/05/22	249,393
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17	284,892
	National Bank of Canada
282,000	2.20%, due 10/19/16	296,303
	Norddeutsche Landesbank Girozentrale
200,000	0.88%, due 10/16/15	200,819
	Royal Bank of Canada
154,000	3.13%, due 04/14/15	162,407
	Sparebank 1 Boligkreditt AS
254,000	2.30%, due 06/30/18	265,571
	Toronto-Dominion Bank (The)
341,000	0.88%, due 09/12/14	343,740
320,000	1.63%, due 09/14/16	329,625
	UBS AG/London
339,000	2.25%, due 03/30/17	354,030
		5,177,172

	Diversified Financial Services — 8.7%

	BNP Paribas
260,000	2.20%, due 11/02/15	269,100
	Caisse Centrale Desjardins du Quebec
288,000	2.55%, due 03/24/16	304,301
		573,401
	Thrifts & Mortgage Finance — 7.5%

	Stadshypotek AB
280,000	1.88%, due 10/02/19	280,912
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16	213,119
		494,031
	Total Corporate Bonds
	(Cost $6,489,959)	6,571,241

	U.S. Government & Agency Securities— 0.1%
	Federal Farm Credit Bank
196	0.01%, due 03/01/13	196
	Federal Home Loan Bank
10,167	0.00%, due 03/01/13	10,167
	Federal Home Loan Mortgage Corp.
11	0.04%, due 03/01/13	11
	Federal National Mortgage Association
5	0.01%, due 03/01/13	5
59	0.03%, due 03/01/13	59
	Total U.S. Government & Agency Securities (Cost $10,438)	10,438

	Repurchase Agreements (b) — 0.4%
25,871	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $25,871	25,871
	Total Repurchase Agreements (Cost $25,871)	25,871

	Total Investment Securities (Cost $6,526,268) — 99.6%	6,607,550
	Other assets less liabilities — 0.4%	29,098
	Net Assets — 100.0%	$6,636,648

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,282
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$81,282
Federal income tax cost of investments	$6,526,268

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of February 28, 2013:

Australia	13.5%
Canada	40.3%
France	7.1%
Germany	3.0%
Netherlands	3.8%
Norway	8.6%
Sweden	7.5%
Switzerland	10.2%
United Kingdom	5.1%
Other (1)	0.9%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

	Principal Amount		Value
		Sovereign Governments & Agencies — 84.4%
		Germany — 84.4%

		Bundesrepublik Deutschland
EUR	139,000	4.25%, due 07/04/14	$191,951
	129,000	3.75%, due 01/04/19	199,080
	128,000	3.50%, due 07/04/19	196,374
	146,000	1.75%, due 07/04/22	197,445
	115,000	4.00%, due 01/04/37	198,190
		Free State of Bavaria
	42,000	3.50%, due 01/27/16	59,787
	41,000	4.13%, due 01/16/17	60,817
		Gemeinsame Deutsche Bundeslaender
	68,000	3.00%, due 05/17/16	95,774
	64,000	4.25%, due 04/13/17	95,486
		KFW
	136,000	3.13%, due 04/08/16	192,964
	140,000	2.25%, due 09/21/17	196,155
	134,000	3.13%, due 06/15/18	195,451
	131,000	3.88%, due 01/21/19	198,928
	133,000	3.38%, due 01/18/21	198,810
		Landwirtschaftliche Rentenbank
	71,000	2.00%, due 06/15/15	96,565
		State of Baden-Wurttemberg
	54,000	3.50%, due 01/14/15	74,915
	50,000	4.25%, due 01/04/18	75,905
		State of Berlin
	69,000	4.25%, due 09/15/14	95,749
	68,000	3.75%, due 03/23/15	95,098
		State of Brandenburg
	37,000	4.00%, due 10/24/16	54,199
	36,000	3.50%, due 06/15/21	53,859
		State of Hesse
	70,000	3.13%, due 05/13/14	94,704
	71,000	2.00%, due 06/16/15	96,367
		State of Lower Saxony
	45,000	3.63%, due 01/20/15	62,524
	43,000	3.50%, due 02/22/16	61,165
		State of North Rhine-Westphalia
	49,000	3.50%, due 11/16/15	69,281
	50,000	2.13%, due 10/13/16	68,786
		State of Rhineland-Palatinate
	40,000	2.88%, due 03/03/17	56,561
		State of Saxony-Anhalt
	64,000	4.50%, due 09/11/17	97,149
	63,000	3.75%, due 04/06/21	95,702
		Total Sovereign Governments & Agencies (Cost $3,431,065)	3,525,741

		Corporate Bonds — 13.0%
		Banks — 11.3%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
	72,000	1.63%, due 08/25/14	96,079
	67,000	3.50%, due 07/04/16	96,068
		Landwirtschaftliche Rentenbank
	67,000	2.88%, due 08/30/21	96,799
		NRW Bank
	69,000	1.13%, due 07/08/15	91,602
	69,000	1.00%, due 11/10/15	91,295
			471,843
		Diversified Financial Services — 1.7%

		HSH Finanzfonds AoeR
	54,000	3.63%, due 06/17/14	73,522

		Total Corporate Bonds (Cost $536,771)	545,365

		U.S. Government & Agency Securities— 0.2%
		Federal Farm Credit Bank
$170		0.01%, due 03/01/13	170
		Federal Home Loan Bank
	8,862	0.00%, due 03/01/13	8,862
		Federal Home Loan Mortgage Corp.
	10	0.04%, due 03/01/13	10
		Federal National Mortgage Association
	4	0.01%, due 03/01/13	4
	51	0.03%, due 03/01/13	51
		Total U.S. Government & Agency Securities (Cost $9,097)	9,097

		Repurchase Agreements (a) — 0.6%
	22,550	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $22,550	22,550
		Total Repurchase Agreements (Cost $22,550)	22,550

		Total Investment Securities (Cost $3,999,483) — 98.2%	4,102,753
		Other assets less liabilities — 1.8%	74,327
		Net Assets — 100.0%	$4,177,080

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR	European Currency Unit

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,929
Aggregate gross unrealized depreciation	(20,659)
Net unrealized appreciation	$103,270
Federal income tax cost of investments	$3,999,483

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks — 95.5%
	Financials — 95.5%

84,982	3i Group plc	$413,311
3,662	Altamir Amboise	39,018
28,066	American Capital Ltd.*	392,363
18,814	Apollo Investment Corp.	163,494
21,160	Ares Capital Corp.	391,777
6,400	BlackRock Kelso Capital Corp.	66,816
40,598	Brait SE*	146,416
3,760	Compass Diversified Holdings	58,280
1,004	Deutsche Beteiligungs AG	27,275
3,322	Electra Private Equity plc*	114,569
3,220	Eurazeo	175,838
9,796	Fifth Street Finance Corp.	104,817
1,660	Gimv N.V.	88,436
9,898	GP Investments Ltd.*	25,833
662	HBM Healthcare Investments AG, Class A*	34,689
4,902	Hercules Technology Growth Capital, Inc.	61,422
30,368	Intermediate Capital Group plc	180,194
2,940	Main Street Capital Corp.	93,874
50,710	Marfin Investment Group Holdings SA*	28,441
6,886	MCG Capital Corp.	30,987
2,324	MVC Capital, Inc.	29,631
8,062	Onex Corp.	364,654
6,322	PennantPark Investment Corp.	73,335
15,220	Prospect Capital Corp.	169,703
17,818	Ratos AB, Class B	183,695
2,134	Safeguard Scientifics, Inc.*	32,309
4,024	Solar Capital Ltd.	98,588
2,632	Wendel S.A.	290,278
		3,880,043
	Total Common Stocks (Cost $3,816,167)	3,880,043

Principal Amount
	U.S. Government & Agency Security — 0.0%‡
	Federal Home Loan Bank
$11	0.00%, due 03/01/13	11
	Total U.S. Government & Agency Security (Cost $11)	11

	Repurchase Agreements (a) — 0.0%‡
29	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $29	29
	Total Repurchase Agreements (Cost $29)	29

	Total Investment Securities (Cost $3,816,207) — 95.5%	3,880,083
	Other assets less liabilities — 4.5%	183,630
	Net Assets — 100.0%	$4,063,713

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,512
Aggregate gross unrealized depreciation	(7,636)
Net unrealized appreciation	$63,876
Federal income tax cost of investments	$3,816,207

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks — 14.5%
	Consumer Discretionary — 2.1%

1,270	Carnival plc (ADR)	$47,727
2,324	Honda Motor Co., Ltd. (ADR)	87,011
3,381	InterContinental Hotels Group plc (ADR)	98,286
2,379	Luxottica Group S.p.A. (ADR)	110,909
11,766	Panasonic Corp. (ADR)	84,833
3,572	Pearson plc (ADR)	62,832
3,844	Reed Elsevier N.V. (ADR)	116,742
2,082	Reed Elsevier plc (ADR)	89,609
2,971	Sony Corp. (ADR)	43,317
1,414	Toyota Motor Corp. (ADR)	145,076
1,176	WPP plc (ADR)	93,774
		980,116
	Consumer Staples — 1.3%

1,630	Anheuser-Busch InBev N.V. (ADR)	153,204
1,102	British American Tobacco plc (ADR)	114,917
1,171	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	31,605
1,396	Delhaize Group S.A. (ADR)	67,217
1,109	Diageo plc (ADR)	132,758
2,566	Unilever plc (ADR)	102,255
		601,956
	Energy — 1.4%

1,733	BP plc (ADR)	70,013
1,464	Cie Generale de Geophysique-Veritas (ADR)*	36,307
1,099	Eni S.p.A. (ADR)	50,026
1,518	Repsol YPF S.A. (ADR)	32,333
1,504	Royal Dutch Shell plc, Class A (ADR)	98,738
1,442	Royal Dutch Shell plc, Class B (ADR)	97,104
3,721	Statoil ASA (ADR)	92,765
1,379	Tenaris S.A. (ADR)	56,870
1,829	Total S.A. (ADR)	91,487
		625,643
	Financials — 2.4%

4,681	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	45,453
5,927	Banco Santander S.A. (ADR)	44,927
1,890	Barclays plc (ADR)	35,059
3,171	Credit Suisse Group AG (ADR)	84,856
417	Governor & Co. of the Bank of Ireland (The) (ADR)*	3,240
2,610	HSBC Holdings plc (ADR)	144,698
6,811	ING Groep N.V. (ADR)*	54,488
5,715	Lloyds Banking Group plc (ADR)*	18,859
14,538	Mitsubishi UFJ Financial Group, Inc. (ADR)	80,541
24,396	Mizuho Financial Group, Inc. (ADR)	107,098
2,819	National Bank of Greece S.A. (ADR)*	3,524
21,467	Nomura Holdings, Inc. (ADR)	123,650
2,496	Prudential plc (ADR)	74,506
1,920	Royal Bank of Scotland Group plc (ADR)*	18,931
13,352	Sumitomo Mitsui Financial Group, Inc. (ADR)	106,816
997	Westpac Banking Corp. (ADR)	155,981
		1,102,627
	Health Care — 2.2%

2,229	AstraZeneca plc (ADR)	101,286
1	Biolase, Inc.*	3
2,123	Elan Corp. plc (ADR)*	24,075
2,704	Fresenius Medical Care AG & Co. KGaA (ADR)	92,531
2,370	GlaxoSmithKline plc (ADR)	104,351
2,911	Novartis AG (ADR)	197,366
900	Novo Nordisk A/S (ADR)	157,500
2,722	Sanofi (ADR)	128,506
782	Shire plc (ADR)	73,242
1,774	Smith & Nephew plc (ADR)	95,246
882	Teva Pharmaceutical Industries Ltd. (ADR)	32,987
		1,007,093
	Industrials — 1.5%

5,525	ABB Ltd. (ADR)*	125,528
3,009	Koninklijke Philips Electronics N.V.	85,154
1,985	Kubota Corp. (ADR)	119,914
241	Mitsui & Co., Ltd. (ADR)	72,358
3,216	Nidec Corp. (ADR)	47,211
2,223	Ryanair Holdings plc (ADR)	85,941
1,478	Siemens AG (ADR)	153,387
		689,493
	Information Technology — 0.9%

3,057	Advantest Corp. (ADR)	43,746
6,101	Alcatel-Lucent (ADR)*	8,358
959	ARM Holdings plc (ADR)	41,736
1,050	Canon, Inc. (ADR)	38,188
1,291	Hitachi Ltd. (ADR)	72,580
1,588	NICE Systems Ltd. (ADR)*	56,072
3,278	Nokia Oyj (ADR)	11,965
1,476	SAP AG (ADR)	115,423
3,714	Telefonaktiebolaget LM Ericsson (ADR)	45,348
		433,416
	Materials — 1.4%

9,085	Alumina Ltd. (ADR)*	44,607
2,442	BHP Billiton Ltd. (ADR)	182,808
2,568	CRH plc (ADR)	55,803
1,784	James Hardie Industries plc (ADR)	89,539
177	Randgold Resources Ltd. (ADR)	14,668
861	Rio Tinto plc (ADR)	46,184
4,511	Sims Metal Management Ltd. (ADR)	49,441
1,758	Syngenta AG (ADR)	149,377
		632,427
	Telecommunication Services — 1.1%

1,597	BT Group plc (ADR)	64,822
6,933	France Telecom S.A. (ADR)	67,666
5,549	Nippon Telegraph & Telephone Corp. (ADR)	126,018
6,551	NTT DoCoMo, Inc. (ADR)	101,278
2,327	Partner Communications Co., Ltd. (ADR)	13,031
6,065	Portugal Telecom, SGPS, S.A. (ADR)	30,568

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2,715	Telecom Italia S.p.A. (ADR)	$19,901
4,489	Telefonica S.A. (ADR)	58,447
1,837	Vodafone Group plc (ADR)	46,182
		527,913
	Utilities — 0.2%

1,723	National Grid plc (ADR)	94,937
1,227	Veolia Environnement S.A. (ADR)	15,485
		110,422
	Total Common Stocks (Cost $6,212,512)	6,711,106

Principal Amount
	U.S. Government & Agency Securities — 70.9%
	Federal Farm Credit Bank
$43,348	0.01%, due 03/01/13	43,348
	Federal Home Loan Bank
2,254,103	0.00%, due 03/01/13	2,254,103
	Federal Home Loan Mortgage Corp.
2,514	0.04%, due 03/01/13	2,514
	Federal National Mortgage Association
1,127	0.01%, due 03/01/13	1,127
13,004	0.03%, due 03/01/13	13,004
	U.S. Treasury Bill
30,500,000	0.00%, due 05/02/13	30,495,456
	Total U.S. Government & Agency Securities (Cost $32,810,619)	32,809,552

	Repurchase Agreements (a) — 12.4%
5,736,186	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,736,207	5,736,186
	Total Repurchase Agreements (Cost $5,736,186)	5,736,186

	Total Investment Securities (Cost $44,759,317) — 97.8%	45,256,844
	Other assets less liabilities — 2.2%	1,037,517
	Net Assets — 100.0%	$46,294,361

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,894
Aggregate gross unrealized depreciation	(117,166)
Net unrealized appreciation	$438,728
Federal income tax cost of investments	$44,818,116

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	23	03/18/13	$1,876,944	$12,447

Cash collateral in the amount of $26,879 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	$88,467	$(29,748)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	2,494,250	137,203

Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE Index Fund	66,227	1,091

Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets Index Fund	5,558,492	(151,333)

		$(42,787)

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.7%
	Consumer Discretionary — 13.8%

3,070	Amazon.com, Inc.*	$811,309
6,161	AutoNation, Inc.*	269,667
7,411	Coach, Inc.	358,174
21,639	Comcast Corp., Class A	861,016
6,736	Darden Restaurants, Inc.	311,675
8,646	DIRECTV*	416,478
5,322	Discovery Communications, Inc., Class A*	390,262
7,714	Dollar General Corp.*	357,467
8,354	Dollar Tree, Inc.*	377,475
4,894	Expedia, Inc.	312,433
71	Ford Motor Co.	895
11,962	GameStop Corp., Class A	299,768
8,236	Gap, Inc. (The)	271,129
4,945	Genuine Parts Co.	351,243
22,499	Goodyear Tire & Rubber Co. (The)*	292,037
40	Harman International Industries, Inc.	1,698
7,925	Hasbro, Inc.	317,158
12,272	Home Depot, Inc. (The)	840,632
302	Johnson Controls, Inc.	9,504
7,372	Kohl’s Corp.	339,849
10,383	Leggett & Platt, Inc.	317,512
8,036	Lennar Corp., Class A	310,109
13,299	Lowe’s Cos., Inc.	507,357
9,196	Macy’s, Inc.	377,956
2,317	McDonald’s Corp.	222,200
21,177	News Corp., Class A	609,898
3,391	O’Reilly Automotive, Inc.*	345,000
4,913	PetSmart, Inc.	319,885
16,615	PulteGroup, Inc.*	318,676
5,866	Ross Stores, Inc.	339,993
5,256	Scripps Networks Interactive, Inc., Class A	331,391
23,673	Staples, Inc.	312,010
5,686	Starwood Hotels & Resorts Worldwide, Inc.	343,036
4,450	Time Warner Cable, Inc.	384,436
10,209	TJX Cos., Inc.	459,099
2,233	VF Corp.	360,094
4,173	Walt Disney Co. (The)	227,804
3,108	Whirlpool Corp.	351,049
862	Yum! Brands, Inc.	56,444
		13,683,818
	Consumer Staples — 9.5%

3,504	Altria Group, Inc.	117,559
5,210	Brown-Forman Corp., Class B	341,880
2,862	Campbell Soup Co.	117,800
13,148	Coca-Cola Co. (The)	509,091
52	Colgate-Palmolive Co.	5,950
10,760	ConAgra Foods, Inc.	367,024
9,863	Constellation Brands, Inc., Class A*	436,339
5,144	Costco Wholesale Corp.	521,036
1	Crimson Wine Group Ltd.*	10
12,289	CVS Caremark Corp.	628,214
16,266	Dean Foods Co.*	270,016
984	General Mills, Inc.	45,510
8,575	Hormel Foods Corp.	320,791
3,805	J.M. Smucker Co. (The)	362,616
5,955	Kellogg Co.	360,277
12,948	Kroger Co. (The)	378,211
9,152	Lorillard, Inc.	352,718
4,722	McCormick & Co., Inc. (Non-Voting)	317,649
7,303	Molson Coors Brewing Co., Class B	322,866
18,672	Mondelez International, Inc., Class A	516,281
4,671	PepsiCo, Inc.	353,922
5,494	Philip Morris International, Inc.	504,074
10,667	Procter & Gamble Co. (The)	812,612
15,304	Safeway, Inc.	365,153
13,540	Tyson Foods, Inc., Class A	306,952
5,412	Wal-Mart Stores, Inc.	383,061
3,964	Whole Foods Market, Inc.	339,398
		9,357,010
	Energy — 9.7%

8,011	Baker Hughes, Inc.	359,053
6,381	Cabot Oil & Gas Corp.	395,431
3,601	Cameron International Corp.*	229,456
7,971	Chevron Corp.	933,803
11,430	ConocoPhillips	662,368
4,185	Diamond Offshore Drilling, Inc.	291,611
5,814	Ensco plc, Class A	349,654
3,637	EOG Resources, Inc.	457,207
25,627	Exxon Mobil Corp.	2,294,898
11,959	Halliburton Co.	496,418
5,019	Helmerich & Payne, Inc.	332,559
634	Hess Corp.	42,161
10,914	Kinder Morgan, Inc.	404,582
5,376	Marathon Petroleum Corp.	445,563
5,772	Murphy Oil Corp.	351,399
1,377	National Oilwell Varco, Inc.	93,815
1,062	Occidental Petroleum Corp.	87,434
8,638	Rowan Cos. plc, Class A*	298,788
3,568	Schlumberger Ltd.	277,769
6,169	Tesoro Corp.	346,945
9,290	Valero Energy Corp.	423,531
		9,574,445
	Financials — 17.4%

8,367	Aflac, Inc.	417,932
8,878	Allstate Corp. (The)	408,566
966	American Express Co.	60,037
15,281	American International Group, Inc.*	580,831
5,900	American Tower Corp. (REIT)	457,840
6,803	Aon plc	415,595
7,888	Assurant, Inc.	331,217
2,862	AvalonBay Communities, Inc. (REIT)	357,263
35,085	Bank of America Corp.	394,005
12,913	BB&T Corp.	392,039
2,035	Capital One Financial Corp.	103,846
9,053	Citigroup, Inc.	379,954
6,918	Equity Residential (REIT)	380,767
21,688	Fifth Third Bancorp	343,538
34,983	Genworth Financial, Inc., Class A*	298,755
4,257	Goldman Sachs Group, Inc. (The)	637,528
14,159	Hartford Financial Services Group, Inc.	334,294
44,684	Huntington Bancshares, Inc./OH	314,128
14,474	JPMorgan Chase & Co.	708,068
19,227	KeyCorp	180,542
15,662	Kimco Realty Corp. (REIT)	340,962
11,753	Leucadia National Corp.	316,156
8,055	Loews Corp.	347,251
10,689	Marsh & McLennan Cos., Inc.	396,989
13,588	MetLife, Inc.	481,559
7,089	Moody’s Corp.	340,697
19,845	Morgan Stanley	447,505
9,034	NASDAQ OMX Group, Inc. (The)	286,016

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24,747	People’s United Financial, Inc.	$324,186
6,808	Plum Creek Timber Co., Inc. (REIT)	330,188
6,777	PNC Financial Services Group, Inc.	422,817
9,512	Principal Financial Group, Inc.	300,674
15,193	Progressive Corp. (The)	370,101
7,394	Prudential Financial, Inc.	410,885
2,607	Public Storage (REIT)	394,204
42,286	Regions Financial Corp.	323,488
3,312	Simon Property Group, Inc. (REIT)	526,144
12,799	SunTrust Banks, Inc.	353,124
5,273	T. Rowe Price Group, Inc.	375,385
1,314	U.S. Bancorp	44,650
13,586	Unum Group	332,449
5,769	Ventas, Inc. (REIT)	408,330
34,409	Wells Fargo & Co.	1,207,068
11,878	XL Group plc	340,186
11,788	Zions Bancorp.	284,562
		17,202,321
	Health Care — 9.3%

16,595	Abbott Laboratories	560,745
7,032	AbbVie, Inc.	259,622
3,964	Actavis, Inc.*	337,574
7,330	Aetna, Inc.	345,903
4,155	Alexion Pharmaceuticals, Inc.*	360,405
4,341	Allergan, Inc.	470,651
7,426	AmerisourceBergen Corp.	350,507
1,096	Amgen, Inc.	100,186
3,971	Becton, Dickinson and Co.	349,686
912	Bristol-Myers Squibb Co.	33,717
8,201	Cardinal Health, Inc.	378,968
4,020	Cerner Corp.*	351,589
3,952	Edwards Lifesciences Corp.*	339,595
123	Eli Lilly & Co.	6,723
9,599	Express Scripts Holding Co.*	546,279
15,185	Gilead Sciences, Inc.*	648,551
10,816	Johnson & Johnson	823,206
3,927	McKesson Corp.	416,773
8,022	Medtronic, Inc.	360,669
13,559	Merck & Co., Inc.	579,376
29,255	Pfizer, Inc.	800,709
756	Quest Diagnostics, Inc.	42,465
467	UnitedHealth Group, Inc.	24,961
4,566	Varian Medical Systems, Inc.*	322,497
5,924	WellPoint, Inc.	368,354
		9,179,711
	Industrials — 9.8%

551	3M Co.	57,304
7,857	Avery Dennison Corp.	320,958
7,235	Boeing Co. (The)	556,372
5,741	C.H. Robinson Worldwide, Inc.	327,352
573	Caterpillar, Inc.	52,928
7,239	Cintas Corp.	317,792
4,460	CSX Corp.	102,312
1,571	Dun & Bradstreet Corp. (The)	126,623
5,812	Equifax, Inc.	320,357
2,078	Flowserve Corp.	333,519
5,327	Fluor Corp.	329,741
43,073	General Electric Co.	1,000,155
56	Honeywell International, Inc.	3,926
4,161	L-3 Communications Holdings, Inc.	317,360
4,698	Lockheed Martin Corp.	413,424
5,322	Norfolk Southern Corp.	388,772
5,652	Northrop Grumman Corp.	371,223
3,850	Parker Hannifin Corp.	363,748
21,690	Pitney Bowes, Inc.	284,139
11,155	Quanta Services, Inc.*	316,802
7,031	Raytheon Co.	383,682
10,530	Republic Services, Inc.	331,063
8,813	Robert Half International, Inc.	313,302
2,945	Roper Industries, Inc.	366,976
5,189	Ryder System, Inc.	291,622
28,498	Southwest Airlines Co.	333,427
2,602	Stericycle, Inc.*	249,584
11,402	Textron, Inc.	328,948
4,609	Union Pacific Corp.	631,940
248	United Parcel Service, Inc., Class B	20,497
1,255	United Technologies Corp.	113,640
		9,669,488
	Information Technology — 16.6%

3,716	Accenture plc, Class A	276,322
9,228	Akamai Technologies, Inc.*	341,067
5,496	Apple, Inc.	2,425,934
11,558	Broadcom Corp., Class A	394,243
12,831	CA, Inc.	314,231
41,751	Cisco Systems, Inc.	870,508
5,242	Cognizant Technology Solutions Corp., Class A*	402,428
7,062	Computer Sciences Corp.	339,188
1,108	eBay, Inc.*	60,586
648	Electronic Arts, Inc.*	11,359
2,935	F5 Networks, Inc.*	277,152
255	First Solar, Inc.*	6,592
1,028	Google, Inc., Class A*	823,634
6,762	Harris Corp.	325,049
38,514	Intel Corp.	803,017
4,391	International Business Machines Corp.	881,845
15,812	Jabil Circuit, Inc.	296,159
44,051	LSI Corp.*	306,595
33	Mastercard, Inc., Class A	17,088
47,378	Microsoft Corp.	1,317,108
11,166	Molex, Inc.	309,410
6,264	Motorola Solutions, Inc.	389,683
24,274	NVIDIA Corp.	307,309
28,558	Oracle Corp.	978,397
12,830	QUALCOMM, Inc.	842,033
10,809	SAIC, Inc.	127,762
9,997	Seagate Technology plc	321,504
8,177	Symantec Corp.*	191,669
17,909	Teradyne, Inc.*	300,155
12,164	Total System Services, Inc.	289,017
6,579	VeriSign, Inc.*	301,318
1,049	Visa, Inc., Class A	166,413
7,164	Western Digital Corp.	337,854
22,857	Western Union Co. (The)	320,684
34,563	Xerox Corp.	280,306
19,456	Yahoo!, Inc.*	414,607
		16,368,226
	Materials — 2.1%

3,265	Bemis Co., Inc.	121,915
1,609	CF Industries Holdings, Inc.	323,135
4,738	Eastman Chemical Co.	330,381
5,278	Ecolab, Inc.	404,031
32	Monsanto Co.	3,233
3,569	Nucor Corp.	160,783
559	PPG Industries, Inc.	75,275
2,172	Sherwin-Williams Co. (The)	350,974

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,606	United States Steel Corp.	$283,549
		2,053,276
	Telecommunication Services — 2.8%

22,298	AT&T, Inc.	800,721
5,650	Crown Castle International Corp.*	394,370
67,991	Frontier Communications Corp.	281,483
30,999	MetroPCS Communications, Inc.*	303,790
62,673	Sprint Nextel Corp.*	363,503
8,739	Verizon Communications, Inc.	406,626
30,916	Windstream Corp.	265,569
		2,816,062
	Utilities — 3.7%

7,821	AGL Resources, Inc.	312,527
3,505	American Electric Power Co., Inc.	163,999
14,223	CenterPoint Energy, Inc.	304,799
665	DTE Energy Co.	44,422
5,336	Entergy Corp.	332,219
12,681	Exelon Corp.	392,984
5,049	Integrys Energy Group, Inc.	285,622
12,047	NRG Energy, Inc.	289,128
14,439	Pepco Holdings, Inc.	292,967
11,847	PPL Corp.	365,125
11,730	Public Service Enterprise Group, Inc.	382,281
17,925	TECO Energy, Inc.	309,206
6,465	Xcel Energy, Inc.	185,546
		3,660,825
	Total Common Stocks (Cost $84,066,646)	93,565,182

Principal Amount
	U.S. Government & Agency Securities (a) — 0.9%
	Federal Farm Credit Bank
$17,417	0.01%, due 03/01/13	17,417
	Federal Home Loan Bank
905,685	0.00%, due 03/01/13	905,685
	Federal Home Loan Mortgage Corp.
1,010	0.04%, due 03/01/13	1,010
	Federal National Mortgage Association
453	0.01%, due 03/01/13	453
5,225	0.03%, due 03/01/13	5,225
	Total U.S. Government & Agency Securities (Cost $929,790)	929,790

	Repurchase Agreements (a)(b) — 2.4%
2,336,494	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,336,503	2,336,494
	Total Repurchase Agreements (Cost $2,336,494)	2,336,494

	Total Investment Securities (Cost $87,332,930) — 98.0%	96,831,466
	Other assets less liabilities — 2.0%	1,978,399
	Net Assets — 100.0%	$98,809,865

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,047,477.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,387,910
Aggregate gross unrealized depreciation	(1,113,231)
Net unrealized appreciation	$9,274,679
Federal income tax cost of investments	$87,556,787

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	$(13,336,102)	$(1,474,718)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	15,281,740	2,781,038

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	(15,797,024)	(892,002)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	19,018,140	1,447,846

		$1,862,164

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.8%
	Consumer Discretionary — 18.3%

5,160	American Greetings Corp., Class A	$83,592
3,414	Ameristar Casinos, Inc.	89,447
1,924	Arbitron, Inc.	90,120
99,933	Billabong International Ltd.	87,472
2,213	Kayak Software Corp.*	88,232
7,215	OfficeMax, Inc.	86,363
1,958	Virgin Media, Inc.	90,851
3,560	WMS Industries, Inc.*	89,142
		705,219
	Consumer Staples — 4.5%

6,955	GrainCorp Ltd., Class A	87,436
1,216	HJ Heinz Co.	88,075
		175,511
	Energy — 9.3%

1,895	Berry Petroleum Co., Class A	86,734
2,316	Copano Energy LLC	89,305
5,658	McMoRan Exploration Co.*	91,037
2,012	Plains Exploration & Production Co.*	91,285
		358,361
	Financials — 17.2%

3,214	Alterra Capital Holdings Ltd.	98,477
5,813	Duff & Phelps Corp., Class A	90,334
3,246	Epoch Holding Corp.	90,726
12,042	Hudson City Bancorp, Inc.	102,598
5,515	Netspend Holdings, Inc.*	87,413
2,806	NYSE Euronext	104,608
3,367	Primaris Retail Real Estate Investment Trust (REIT)	89,542
		663,698
	Health Care — 7.1%

2,104	Coventry Health Care, Inc.	95,437
7,885	Elan Corp. plc*	88,106
3,599	MAP Pharmaceuticals, Inc.*	89,975
		273,518
	Industrials — 6.9%

24,292	EnergySolutions, Inc.*	90,366
12,000	Fraser and Neave Ltd.^	91,521
16,325	Impregilo SpA	85,071
		266,958
	Information Technology — 12.6%

2,972	Acme Packet, Inc.*	86,723
8,400	Compuware Corp.*	97,524
1,252	Cymer, Inc.*	123,798
6,559	Dell, Inc.	91,498
9,174	Intermec, Inc.*	90,823
		490,366
	Materials — 6.9%

19,309	Aurizon Mines Ltd.*	83,017
4,258	Metals USA Holdings Corp.	88,311
13,198	Talison Lithium Ltd.*	95,771
		267,099
	Total Common Stocks (Cost $3,179,169)	3,200,730

Principal Amount
	U.S. Government & Agency Securities (a) — 2.8%
	Federal Farm Credit Bank
$2,051	0.01%, due 03/01/13	2,051
	Federal Home Loan Bank
106,586	0.00%, due 03/01/13	106,586
	Federal Home Loan Mortgage Corp.
119	0.04%, due 03/01/13	119
	Federal National Mortgage Association
53	0.01%, due 03/01/13	53
615	0.03%, due 03/01/13	615
	Total U.S. Government & Agency Securities (Cost $109,424)	109,424

	Repurchase Agreements (a)(b) — 14.3%
551,238	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $551,239	551,238
	Total Repurchase Agreements (Cost $551,238)	551,238

	Total Investment Securities (Cost $3,839,831) — 99.9%	3,861,392
	Other assets less liabilities — 0.1%	5,645
	Net Assets — 100.0%	$3,867,037

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $91,521 or 2.37% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $280,000.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,467
Aggregate gross unrealized depreciation	(44,199)
Net unrealized appreciation	$21,268
Federal income tax cost of investments	$3,840,124

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2013:

Buy Contracts

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Market Value	Net Unrealized Appreciation/(Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	03/08/13	83,000	$85,274	$84,945	$(329)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	03/08/13	127,000	123,449	123,523	74
U.S. Dollar vs. European Union Euro	Goldman Sachs & Co.	03/08/13	117,000	158,344	152,964	(5,380)
						$(5,635)

Sell Contracts

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Market Value	Net Unrealized Appreciation/(Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	03/08/13	340,000	$351,856	$347,967	$3,889
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	03/08/13	367,000	367,457	356,953	10,504
U.S. Dollar vs. European Union Euro	Goldman Sachs & Co.	03/08/13	196,000	259,600	256,247	3,353
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	03/08/13	161,000	129,980	130,076	(96)
						$17,650

Swap Agreements

Merger ETF had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Societe Generale, based on positions within the S&P Merger Arbitrage Index	$(1,341,260)	$(120,097)

Equity Index Swap Agreement with Societe Generale, based on positions within the S&P Merger Arbitrage Index	1,419,963	(12,768)

		$(132,865)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.6%
	Consumer Discretionary — 9.4%

3,874	Best Buy Co., Inc.	$63,572
2,865	Cablevision Systems Corp., Class A	40,081
656	Charter Communications, Inc., Class A*	56,672
773	Core-Mark Holding Co., Inc.	37,042
2,563	Dana Holding Corp.	42,879
7,973	Ford Motor Co.	100,540
2,111	GameStop Corp., Class A	52,902
4,219	Gannett Co., Inc.	84,675
1,821	Gap, Inc. (The)	59,947
3,907	General Motors Co.*	106,075
5,997	Goodyear Tire & Rubber Co. (The)*	77,841
1,207	J.C. Penney Co., Inc.	21,207
1,351	Johnson Controls, Inc.	42,516
1,034	Lear Corp.	55,236
1,619	Leggett & Platt, Inc.	49,509
2,845	Liberty Interactive Corp., Class A*	59,404
142	Liberty Ventures*	10,252
2,572	Lowe’s Cos., Inc.	98,122
1,528	Macy’s, Inc.	62,801
630	Mohawk Industries, Inc.*	66,793
20,600	Office Depot, Inc.*	83,018
9,080	OfficeMax, Inc.	108,688
5,532	RadioShack Corp.	16,596
1,354	Royal Caribbean Cruises Ltd.	47,214
1,144	Sears Holdings Corp.*	51,480
4,417	Staples, Inc.	58,216
1,718	Target Corp.	108,165
3,365	Time Warner, Inc.	178,917
1,276	TRW Automotive Holdings Corp.*	74,889
883	Visteon Corp.*	51,461
1,003	Whirlpool Corp.	113,289
		2,079,999
	Consumer Staples — 8.1%

4,844	Altria Group, Inc.	162,516
3,468	Archer-Daniels-Midland Co.	110,491
2,807	Avon Products, Inc.	54,877
1,494	Bunge Ltd.	110,720
3,350	Coca-Cola Enterprises, Inc.	119,863
1,885	ConAgra Foods, Inc.	64,297
1,679	CVS Caremark Corp.	85,830
6,768	Dean Foods Co.*	112,349
481	Kraft Foods Group, Inc.	23,314
5,041	Kroger Co. (The)	147,248
1,444	Mondelez International, Inc., Class A	39,927
2,920	Pantry, Inc. (The)*	36,325
39,582	Rite Aid Corp.*	64,914
4,748	Safeway, Inc.	113,287
2,516	Smithfield Foods, Inc.*	55,956
16,378	SUPERVALU, Inc.	65,021
2,499	Sysco Corp.	80,368
3,200	Tyson Foods, Inc., Class A	72,544
2,546	Walgreen Co.	104,233
2,396	Wal-Mart Stores, Inc.	169,589
		1,793,669
	Energy — 11.9%

3,590	Chesapeake Energy Corp.	72,374
2,275	Chevron Corp.	266,516
4,553	ConocoPhillips	263,846
1,003	Diamond Offshore Drilling, Inc.	69,889
4,528	Exterran Holdings, Inc.*	114,241
1,000	Exxon Mobil Corp.	89,550
3,417	Forest Oil Corp.*	19,819
2,331	Helix Energy Solutions Group, Inc.*	54,569
1,989	Hess Corp.	132,268
6,563	Marathon Oil Corp.	219,861
3,921	Marathon Petroleum Corp.	324,972
1,518	Murphy Oil Corp.	92,416
2,276	Phillips 66	143,297
3,540	Tesoro Corp.	199,090
8,291	Valero Energy Corp.	377,987
2,315	Western Refining, Inc.	83,085
957	World Fuel Services Corp.	36,395
4,824	WPX Energy, Inc.*	68,453
		2,628,628
	Financials — 21.6%

4,020	Allstate Corp. (The)	185,000
2,317	American International Group, Inc.*	88,069
244	American National Insurance Co.	19,610
1,369	Assurant, Inc.	57,484
59,762	Bank of America Corp.	671,127
2,801	Bank of New York Mellon Corp. (The)	76,019
1,979	BB&T Corp.	60,082
1,744	Capital One Financial Corp.	88,996
7,285	CapitalSource, Inc.	65,565
1,143	Cincinnati Financial Corp.	51,446
10,092	Citigroup, Inc.	423,561
8,725	CNO Financial Group, Inc.	95,452
1,516	Comerica, Inc.	52,120
2,513	CommonWealth REIT (REIT)	63,453
4,900	E*TRADE Financial Corp.*	52,479
2,564	Fidelity National Financial, Inc., Class A	63,946
4,089	Fifth Third Bancorp	64,770
11,296	Genworth Financial, Inc., Class A*	96,468
1,070	Goldman Sachs Group, Inc. (The)	160,243
7,516	Hartford Financial Services Group, Inc.	177,453
8,336	Hudson City Bancorp, Inc.	71,023
2,694	Interactive Brokers Group, Inc., Class A	39,629
7,485	iStar Financial, Inc. (REIT)*	74,775
5,643	JPMorgan Chase & Co.	276,056
1,414	Kemper Corp.	44,739
8,683	KeyCorp	81,533
1,652	Legg Mason, Inc.	47,082
3,391	Lincoln National Corp.	100,170
1,423	Loews Corp.	61,346
1,660	MetLife, Inc.	58,830
6,705	Morgan Stanley	151,198
3,807	Old Republic International Corp.	45,722
3,887	PHH Corp.*	81,666
1,498	Principal Financial Group, Inc.	47,352
1,585	Protective Life Corp.	50,593
805	Prudential Financial, Inc.	44,734
20,115	Regions Financial Corp.	153,880
5,291	SunTrust Banks, Inc.	145,979
27,742	Synovus Financial Corp.	70,465
2,355	Travelers Cos., Inc. (The)	189,389
2,212	Unum Group	54,128
6,758	Weyerhaeuser Co. (REIT)	198,753
2,936	Zions Bancorp.	70,875
		4,773,260

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 10.1%

1,626	Aetna, Inc.	$76,731
3,167	AmerisourceBergen Corp.	149,482
13,853	Boston Scientific Corp.*	102,374
1,715	Bristol-Myers Squibb Co.	63,403
3,384	Cardinal Health, Inc.	156,375
886	Cigna Corp.	51,795
3,246	Community Health Systems, Inc.	137,176
2,091	Coventry Health Care, Inc.	94,848
2,319	Eli Lilly & Co.	126,756
4,309	HCA Holdings, Inc.	159,821
1,693	Health Net, Inc.*	43,578
911	Humana, Inc.	62,185
4,647	Kindred Healthcare, Inc.*	52,372
1,027	LifePoint Hospitals, Inc.*	45,280
1,671	McKesson Corp.	177,343
1,165	Omnicare, Inc.	43,408
8,975	Pfizer, Inc.	245,646
2,816	Tenet Healthcare Corp.*	110,697
1,094	Thermo Fisher Scientific, Inc.	80,737
1,400	UnitedHealth Group, Inc.	74,830
2,721	WellPoint, Inc.	169,192
		2,224,029
	Industrials — 11.9%

690	Alliant Techsystems, Inc.	45,402
1,652	Avery Dennison Corp.	67,484
4,174	Avis Budget Group, Inc.*	97,546
8,530	Delta Air Lines, Inc.*	121,723
1,386	EMCOR Group, Inc.	53,458
162	Engility Holdings, Inc.*	3,057
4,870	Exelis, Inc.	50,258
432	FedEx Corp.	45,546
1,384	General Cable Corp.*	45,589
924	General Dynamics Corp.	62,804
13,575	General Electric Co.	315,212
1,740	Harsco Corp.	41,725
4,285	Hertz Global Holdings, Inc.*	85,486
1,250	Honeywell International, Inc.	87,625
1,257	Huntington Ingalls Industries, Inc.	60,386
3,255	ITT Corp.	85,704
825	Jacobs Engineering Group, Inc.*	40,293
973	L-3 Communications Holdings, Inc.	74,211
960	Lockheed Martin Corp.	84,480
1,453	Manpower, Inc.	79,334
3,966	Masco Corp.	76,385
1,388	Navistar International Corp.*	34,464
1,756	Northrop Grumman Corp.	115,334
1,706	Oshkosh Corp.*	65,783
1,018	Owens Corning*	39,509
2,912	Pitney Bowes, Inc.	38,147
5,624	R.R. Donnelley & Sons Co.	58,715
1,439	Raytheon Co.	78,526
859	Ryder System, Inc.	48,276
3,392	SkyWest, Inc.	47,488
2,118	Terex Corp.*	69,492
1,825	Textron, Inc.	52,651
2,493	Tutor Perini Corp.*	42,406
3,644	United Continental Holdings, Inc.*	97,331
1,228	URS Corp.	51,895
8,287	US Airways Group, Inc.*	111,295
1,684	Waste Management, Inc.	62,847
		2,637,867
	Information Technology — 8.7%

3,576	AOL, Inc.*	131,954
4,146	Applied Materials, Inc.	56,800
1,651	Arrow Electronics, Inc.*	66,288
1,754	Avnet, Inc.*	61,934
2,355	Computer Sciences Corp.	113,111
4,007	CoreLogic, Inc.*	103,821
5,764	Dell, Inc.	80,408
1,307	Fidelity National Information Services, Inc.	49,208
484	Fiserv, Inc.*	39,741
7,003	Hewlett-Packard Co.	141,040
5,248	Ingram Micro, Inc., Class A*	98,977
4,500	Intel Corp.	93,825
166	International Business Machines Corp.	33,338
1,594	Jabil Circuit, Inc.	29,856
1,034	Lexmark International, Inc., Class A	22,769
9,901	MEMC Electronic Materials, Inc.*	49,010
7,717	Micron Technology, Inc.*	64,746
2,208	Microsoft Corp.	61,382
1,273	Motorola Solutions, Inc.	79,193
4,159	SAIC, Inc.	49,159
3,757	Sanmina Corp.*	38,472
2,327	Symantec Corp.*	54,545
820	SYNNEX Corp.*	31,267
1,291	Tech Data Corp.*	68,500
1,459	Texas Instruments, Inc.	50,146
2,062	Unisys Corp.*	47,385
1,205	Western Digital Corp.	56,828
8,778	Xerox Corp.	71,189
3,138	Yahoo!, Inc.*	66,871
		1,911,763
	Materials — 2.8%

4,655	AK Steel Holding Corp.	17,456
8,897	Alcoa, Inc.	75,803
601	Ashland, Inc.	46,860
2,775	Commercial Metals Co.	45,260
2,469	Dow Chemical Co. (The)	78,317
2,665	Huntsman Corp.	45,918
1,827	International Paper Co.	80,406
1,241	MeadWestvaco Corp.	44,316
1,406	Nucor Corp.	63,340
1,839	Owens-Illinois, Inc.*	46,895
1,968	Steel Dynamics, Inc.	30,051
2,165	United States Steel Corp.	45,119
		619,741
	Telecommunication Services — 5.5%

8,592	AT&T, Inc.	308,539
18,816	Frontier Communications Corp.	77,898
3,207	NII Holdings, Inc.*	15,458
76,523	Sprint Nextel Corp.*	443,833
2,404	Telephone & Data Systems, Inc.	55,028
6,787	Verizon Communications, Inc.	315,799
		1,216,555
	Utilities — 4.6%

7,119	AES Corp. (The)	82,723
2,651	Ameren Corp.	89,577
972	DTE Energy Co.	64,930
1,375	Edison International	66,041

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,136	Entergy Corp.	$70,727
4,405	Exelon Corp.	136,511
958	Integrys Energy Group, Inc.	54,194
10,844	NRG Energy, Inc.	260,256
3,537	Pepco Holdings, Inc.	71,766
1,272	PG&E Corp.	54,238
1,921	Public Service Enterprise Group, Inc.	62,606
		1,013,569
	Total Common Stocks
	(Cost $18,795,335)	20,899,080

Principal Amount
	U.S. Government & Agency Securities (a) — 2.9%
	Federal Farm Credit Bank
$11,878	0.01%, due 03/01/13	11,878
	Federal Home Loan Bank
617,687	0.00%, due 03/01/13	617,687
	Federal Home Loan Mortgage Corp.
690	0.04%, due 03/01/13	690
	Federal National Mortgage Association
309	0.01%, due 03/01/13	309
3,564	0.03%, due 03/01/13	3,564
	Total U.S. Government & Agency Securities (Cost $634,128)	634,128

	Repurchase Agreements (a)(b) — 7.1%
1,575,354	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,575,360	1,575,354
	Total Repurchase Agreements (Cost $1,575,354)	1,575,354

	Total Investment Securities (Cost $21,004,817) — 104.6%	23,108,562
	Liabilities in excess of other assets — (4.6%)	(1,017,205)
	Net Assets — 100.0%	$22,091,357

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,848,614.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT         Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,709,551
Aggregate gross unrealized depreciation	(650,383)
Net unrealized appreciation	$2,059,168
Federal income tax cost of investments	$21,049,394

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	$(22,277,980)	$(1,168,368)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	1,184,024	132,233

		$(1,036,135)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.7%
	Federal Farm Credit Bank
$6,300,586	0.01%, due 03/01/13	$6,300,586
	Federal Home Loan Bank
327,630,565	0.00%, due 03/01/13	327,630,565
	Federal Home Loan Mortgage Corp.
365,434	0.04%, due 03/01/13	365,434
	Federal National Mortgage Association
163,815	0.01%, due 03/01/13	163,815
1,890,175	0.03%, due 03/01/13	1,890,175
	U.S. Treasury Bills
175,000,000	0.00%, due 04/04/13	174,982,421
250,000,000	0.00%, due 05/09/13	249,968,279
100,000,000	0.00%, due 06/13/13	99,975,156
	Total U.S. Government & Agency Securities (Cost $861,276,431)	861,276,431

	Repurchase Agreements (a)(b) — 51.5%
910,584,659	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $910,588,321	910,584,659
	Total Repurchase Agreements (Cost $910,584,659)	910,584,659

	Total Investment Securities (Cost $1,771,861,090) † — 100.2%	1,771,861,090
	Liabilities in excess of other assets — (0.2%)	(3,669,194)
	Net Assets — 100.0%	$1,768,191,896

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $189,073,949.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,442	03/15/13	$184,584,675	$(1,098,264)

Cash collateral in the amount of $9,316,551 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(408,453,991)	$(2,167,443)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(309,895,892)	(1,644,070)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(377,896,809)	(1,389,469)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(135,510,046)	(511,952)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(100,705,076)	(388,447)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(199,971,503)	(771,345)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(9,505,526)	(37,535)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(41,655,362)	(5,117,649)

		$(12,027,910)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.2%
	Federal Farm Credit Bank
$764,058	0.01%, due 03/01/13	$764,058
	Federal Home Loan Bank
39,731,039	0.00%, due 03/01/13	39,731,039
	Federal Home Loan Mortgage Corp.
44,315	0.04%, due 03/01/13	44,315
	Federal National Mortgage Association
19,866	0.01%, due 03/01/13	19,866
229,217	0.03%, due 03/01/13	229,217
	U.S. Treasury Bills
35,000,000	0.00%, due 04/04/13	34,996,381
20,000,000	0.00%, due 05/09/13	19,997,393
	Total U.S. Government & Agency Securities (Cost $95,782,269)	95,782,269

	Repurchase Agreements (a)(b) — 58.0%
120,251,121	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $120,251,602	120,251,121
	Total Repurchase Agreements (Cost $120,251,121)	120,251,121

	Total Investment Securities
	(Cost $216,033,390) † — 104.2%	216,033,390
	Liabilities in excess of other assets — (4.2%)	(8,794,611)
	Net Assets — 100.0%	$207,238,779

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $31,188,783.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	400	03/15/13	$21,898,000	$(56,409)

Cash collateral in the amount of $860,440 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(11,145,057)	$9,321

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(33,243,137)	(1,059,410)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(15,525,882)	(57,537)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(44,851,414)	52,927

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(24,063,685)	20,509

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(13,646,271)	(3,390,403)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(30,476,739)	(4,591,400)

Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(12,394,867)	(402,939)

		$(9,418,932)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.0%
	Federal Farm Credit Bank
$885,550	0.01%, due 03/01/13	$885,550
	Federal Home Loan Bank
46,048,626	0.00%, due 03/01/13	46,048,626
	Federal Home Loan Mortgage Corp.
51,362	0.04%, due 03/01/13	51,362
	Federal National Mortgage Association
23,024	0.01%, due 03/01/13	23,024
265,665	0.03%, due 03/01/13	265,665
	U.S. Treasury Bills
27,000,000	0.00%, due 04/04/13	26,997,450
50,000,000	0.00%, due 05/09/13	49,993,483
	Total U.S. Government & Agency Securities (Cost $124,265,160)	124,265,160

	Repurchase Agreements (a)(b) — 57.2%
142,044,333	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $142,044,899	142,044,333
	Total Repurchase Agreements (Cost $142,044,333)	142,044,333

	Total Investment Securities
	(Cost $266,309,493) † — 107.2%	266,309,493
	Liabilities in excess of other assets — (7.2%)	(17,827,810)
	Net Assets — 100.0%	$248,481,683

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $48,563,475.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	309	03/15/13	$21,674,805	$(240,284)

Cash collateral in the amount of $818,010 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(15,449,390)	$(120,727)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(85,237,873)	(8,625,512)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(10,562,389)	(23,187)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(28,232,819)	(217,260)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(34,234,062)	(5,914,598)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(37,907,270)	(2,590,304)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(15,153,259)	(955,162)

		$(18,446,750)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.3%
	Federal Farm Credit Bank
$90,653	0.01%, due 03/01/13	$90,653
	Federal Home Loan Bank
4,713,950	0.00%, due 03/01/13	4,713,950
	Federal Home Loan Mortgage Corp.
5,258	0.04%, due 03/01/13	5,258
	Federal National Mortgage Association
2,357	0.01%, due 03/01/13	2,357
27,196	0.03%, due 03/01/13	27,196
	U.S. Treasury Bills
2,000,000	0.00%, due 04/04/13	1,999,835
4,000,000	0.00%, due 05/16/13	3,999,214
	Total U.S. Government & Agency Securities (Cost $10,838,463)	10,838,463

	Repurchase Agreements (a)(b) — 64.0%
15,653,918	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $15,653,979	15,653,918
	Total Repurchase Agreements (Cost $15,653,918)	15,653,918

	Total Investment Securities
	(Cost $26,492,381) † — 108.3%	26,492,381
	Liabilities in excess of other assets — (8.3%)	(2,021,316)
	Net Assets — 100.0%	$24,471,065

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,331,940.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	18	03/15/13	$1,981,260	$(10,508)

Cash collateral in the amount of $75,652 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(4,703,857)	$2,041

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(5,919,309)	(42,109)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(3,703,914)	(794,979)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(118,849)	22

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(8,014,330)	(1,253,782)

		$(2,088,807)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.6%
	Federal Farm Credit Bank
$1,444,960	0.01%, due 03/01/13	$1,444,960
	Federal Home Loan Bank
75,137,950	0.00%, due 03/01/13	75,137,950
	Federal Home Loan Mortgage Corp.
83,808	0.04%, due 03/01/13	83,808
	Federal National Mortgage Association
37,569	0.01%, due 03/01/13	37,569
433,488	0.03%, due 03/01/13	433,488
	U.S. Treasury Bills
23,000,000	0.00%, due 04/04/13	22,997,982
20,000,000	0.00%, due 04/18/13	19,998,533
10,000,000	0.00%, due 05/09/13	9,998,697
90,000,000	0.00%, due 05/16/13	89,982,119
	Total U.S. Government & Agency Securities (Cost $220,115,106)	220,115,106

	Repurchase Agreements (a)(b) — 52.7%
229,109,144	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $229,110,060	229,109,144
	Total Repurchase Agreements (Cost $229,109,144)	229,109,144

	Total Investment Securities (Cost $449,224,250) † — 103.3%	449,224,250
	Liabilities in excess of other assets — (3.3%)	(14,145,283)
	Net Assets — 100.0%	$435,078,967

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $76,355,157.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	247	03/15/13	$22,457,240	$(150,015)

Cash collateral in the amount of $1,179,720 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(17,922,555)	$(5,292)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(103,325,604)	(10,029,826)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(71,944,848)	(676,596)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(86,551,247)	(86,205)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(88,715,517)	(12,895,383)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(15,713,831)	(2,907,439)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(19,197,592)	(1,219,678)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(9,242,821)	(745,014)

		$(28,565,433)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.3%
	Federal Farm Credit Bank
$48,170	0.01%, due 03/01/13	$48,170
	Federal Home Loan Bank
2,504,847	0.00%, due 03/01/13	2,504,847
	Federal Home Loan Mortgage Corp.
2,794	0.04%, due 03/01/13	2,794
	Federal National Mortgage Association
1,252	0.01%, due 03/01/13	1,252
14,451	0.03%, due 03/01/13	14,451
	U.S. Treasury Bill
3,000,000	0.00%, due 05/16/13	2,999,398
	Total U.S. Government & Agency Securities (Cost $5,570,912)	5,570,912

	Repurchase Agreements (a)(b) — 59.0%
7,773,416	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $7,773,447	7,773,416
	Total Repurchase Agreements (Cost $7,773,416)	7,773,416

	Total Investment Securities (Cost $13,344,328) † — 101.3%	13,344,328
	Liabilities in excess of other assets — (1.3%)	(166,074)
	Net Assets — 100.0%	$13,178,254

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,101,994.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(4,394,020)	$(8,567)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(2,006,800)	(22,567)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(5,019,702)	(9,787)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(905,490)	(1,821)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(835,535)	(95,972)

		$(138,714)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.6%
	Federal Farm Credit Bank
$4,306	0.01%, due 03/01/13	$4,306
	Federal Home Loan Bank
223,896	0.00%, due 03/01/13	223,896
	Federal Home Loan Mortgage Corp.
250	0.04%, due 03/01/13	250
	Federal National Mortgage Association
112	0.01%, due 03/01/13	112
1,292	0.03%, due 03/01/13	1,292
	U.S. Treasury Bill
300,000	0.00%, due 05/16/13	299,933
	Total U.S. Government & Agency Securities (Cost $529,789)	529,789

	Repurchase Agreements (a)(b) — 85.6%
1,016,476	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,016,478	1,016,476
	Total Repurchase Agreements (Cost $1,016,476)	1,016,476

	Total Investment Securities (Cost $1,546,265) † — 130.2%	1,546,265
	Liabilities in excess of other assets — (30.2%)	(358,207)
	Net Assets — 100.0%	$1,188,058

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $446,711.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	$(88,283)	$(279)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(164,849)	(3,267)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(399,922)	(1,335)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(420,844)	(243,205)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 3000 Index Fund	(1,302,121)	(102,831)

		$(350,917)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.6%
	Federal Farm Credit Bank
$6,155,341	0.01%, due 03/01/13	$6,155,341
	Federal Home Loan Bank
320,077,820	0.00%, due 03/01/13	320,077,820
	Federal Home Loan Mortgage Corp.
357,009	0.04%, due 03/01/13	357,009
	Federal National Mortgage Association
160,039	0.01%, due 03/01/13	160,039
1,846,601	0.03%, due 03/01/13	1,846,601
	U.S. Treasury Bills
395,000,000	0.00%, due 04/04/13	394,962,602
75,000,000	0.00%, due 05/09/13	74,990,656
200,000,000	0.00%, due 05/16/13	199,961,683
100,000,000	0.00%, due 06/13/13	99,975,156
	Total U.S. Government & Agency Securities (Cost $1,098,486,907)	1,098,486,907

	Repurchase Agreements (a)(b) — 50.8%
1,022,767,359	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,022,771,437	1,022,767,359
	Total Repurchase Agreements (Cost $1,022,767,359)	1,022,767,359

	Total Investment Securities (Cost $2,121,254,266) † — 105.4%	2,121,254,266
	Liabilities in excess of other assets — (5.4%)	(109,557,513)
	Net Assets — 100.0%	$2,011,696,753

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $613,310,804.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	4,322	03/15/13	$326,689,175	$(846,834)

Cash collateral in the amount of $15,688,371 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(410,473,073)	$(2,699,852)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(205,776,161)	(2,339,995)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(223,109,114)	(760,662)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(470,846,897)	(1,778,842)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(32,958,934)	(127,132)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(208,708,008)	(805,044)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(10,159,079)	(40,116)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(575,774,436)	(25,357,197)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(1,558,862,750)	(90,456,580)

		$(124,365,420)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.2%
	Federal Farm Credit Bank
$1,259,657	0.01%, due 03/01/13	$1,259,657
	Federal Home Loan Bank
65,502,178	0.00%, due 03/01/13	65,502,178
	Federal Home Loan Mortgage Corp.
73,060	0.04%, due 03/01/13	73,060
	Federal National Mortgage Association
32,751	0.01%, due 03/01/13	32,751
377,897	0.03%, due 03/01/13	377,897
	U.S. Treasury Bills
72,000,000	0.00%, due 04/18/13	71,994,720
90,000,000	0.00%, due 05/16/13	89,982,161
	Total U.S. Government & Agency Securities (Cost $229,222,424)	229,222,424

	Repurchase Agreements (a)(b) — 47.7%
217,642,684	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $217,643,549	217,642,684
	Total Repurchase Agreements (Cost $217,642,684)	217,642,684

	Total Investment Securities (Cost $446,865,108) † — 97.9%	446,865,108
	Other assets less liabilities — 2.1%	9,620,059
	Net Assets — 100.0%	$456,485,167

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $120,976,394.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ- 100 Futures Contracts	1,407	03/15/13	$77,026,215	$(65,625)

Cash collateral in the amount of $1,946,965 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(38,148,245)	$39,564

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(158,603,449)	(12,071,133)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(22,901,812)	(276,930)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(19,183,743)	(205,209)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(5,154,017)	4,393

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(55,312,803)	5,081,021

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(71,228,054)	(7,285,550)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(116,330,798)	(2,834,137)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(212,372,966)	(7,316,647)

Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(136,708,030)	(41,670)

		$(24,906,298)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.6%
	Federal Farm Credit Bank
$806,267	0.01%, due 03/01/13	$806,267
	Federal Home Loan Bank
41,925,907	0.00%, due 03/01/13	41,925,907
	Federal Home Loan Mortgage Corp.
46,763	0.04%, due 03/01/13	46,763
	Federal National Mortgage Association
20,963	0.01%, due 03/01/13	20,963
241,880	0.03%, due 03/01/13	241,880
	U.S. Treasury Bills
50,000,000	0.00%, due 04/18/13	49,996,333
50,000,000	0.00%, due 05/16/13	49,990,184
	Total U.S. Government & Agency Securities (Cost $143,028,297)	143,028,297

	Repurchase Agreements (a)(b) — 62.1%
175,493,645	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $175,494,336	175,493,645
	Total Repurchase Agreements (Cost $175,493,645)	175,493,645

	Total Investment Securities (Cost $318,521,942) † — 112.7%	318,521,942
	Liabilities in excess of other assets — (12.7%)	(35,802,482)
	Net Assets — 100.0%	$282,719,460

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $116,339,576.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	533	03/15/13	$37,387,285	$(394,263)

Cash collateral in the amount of $1,334,070 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(39,205,097)	$(306,363)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(71,400,970)	(7,725,855)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(12,815,644)	(142,442)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(24,479,988)	(326,223)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(33,278,925)	(6,037,920)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(44,490,674)	(7,914,634)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(174,044,729)	(15,334,996)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(128,344,526)	(8,311,781)

		$(46,100,214)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.1%
	Federal Farm Credit Bank
$54,036	0.01%, due 03/01/13	$54,036
	Federal Home Loan Bank
2,809,873	0.00%, due 03/01/13	2,809,873
	Federal Home Loan Mortgage Corp.
3,134	0.04%, due 03/01/13	3,134
	Federal National Mortgage Association
1,405	0.01%, due 03/01/13	1,405
16,211	0.03%, due 03/01/13	16,211
	U.S. Treasury Bills
2,802,000	0.00%, due 04/04/13	2,801,768
3,000,000	0.00%, due 05/16/13	2,999,329
	Total U.S. Government & Agency Securities (Cost $8,685,756)	8,685,756

	Repurchase Agreements (a)(b) — 67.6%
13,337,031	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $13,337,084	13,337,031
	Total Repurchase Agreements (Cost $13,337,031)	13,337,031

	Total Investment Securities (Cost $22,022,787) † — 111.7%	22,022,787
	Liabilities in excess of other assets — (11.7%)	(2,308,985)
	Net Assets — 100.0%	$19,713,802

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $7,127,490.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	23	03/15/13	$2,531,610	$(12,965)

Cash collateral in the amount of $93,452 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(5,640,482)	$2,447

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(3,327,915)	(15,884)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(1,186,140)	406

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(498,892)	94

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(5,513,984)	1,549

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	(20,733,574)	(2,357,209)

		$(2,368,597)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.2%
	Federal Farm Credit Bank
$1,076,469	0.01%, due 03/01/13	$1,076,469
	Federal Home Loan Bank
55,976,378	0.00%, due 03/01/13	55,976,378
	Federal Home Loan Mortgage Corp.
62,435	0.04%, due 03/01/13	62,435
	Federal National Mortgage Association
27,988	0.01%, due 03/01/13	27,988
322,940	0.03%, due 03/01/13	322,940
	U.S. Treasury Bills
10,000,000	0.00%, due 04/04/13	9,999,055
1,000,000	0.00%, due 04/18/13	999,927
10,000,000	0.00%, due 05/09/13	9,998,697
68,000,000	0.00%, due 05/16/13	67,986,641
	Total U.S. Government & Agency Securities (Cost $146,450,530)	146,450,530

	Repurchase Agreements (a)(b) — 75.1%
249,074,283	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $249,075,260	249,074,283
	Total Repurchase Agreements (Cost $249,074,283)	249,074,283

	Total Investment Securities (Cost $395,524,813) † — 119.3%	395,524,813
	Liabilities in excess of other assets — (19.3%)	(63,946,697)
	Net Assets — 100.0%	$331,578,116

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $120,025,397.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	273	03/15/13	$24,821,160	$(144,476)

Cash collateral in the amount of $1,387,640 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(7,658,290)	$(69,342)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(51,023,292)	(3,245,496)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(35,926,578)	(674,099)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(16,900,952)	12,524

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	(12,301,077)	(12,474)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(118,346,965)	(35,021,173)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(49,329,809)	(21,734,744)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(153,814,965)	(9,976,553)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(193,041,964)	739,506

		$(69,981,851)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.7%
	Federal Farm Credit Bank
$21,969	0.01%, due 03/01/13	$21,969
	Federal Home Loan Bank
1,142,363	0.00%, due 03/01/13	1,142,363
	Federal Home Loan Mortgage Corp.
1,274	0.04%, due 03/01/13	1,274
	Federal National Mortgage Association
571	0.01%, due 03/01/13	571
6,591	0.03%, due 03/01/13	6,591
	U.S. Treasury Bills
500,000	0.00%, due 04/18/13	499,963
1,000,000	0.00%, due 05/16/13	999,804
	Total U.S. Government & Agency Securities (Cost $2,672,535)	2,672,535

	Repurchase Agreements (a)(b) — 76.9%
5,450,146	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,450,167	5,450,146
	Total Repurchase Agreements (Cost $5,450,146)	5,450,146

	Total Investment Securities
	(Cost $8,122,681) † — 114.6%	8,122,681
	Liabilities in excess of other assets — (14.6%)	(1,032,917)
	Net Assets — 100.0%	$7,089,764

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,756,064.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(848,903)	$(1,655)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(1,422,445)	(16,037)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(2,938,887)	(5,730)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(54,073)	(109)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(1,131,218)	(292,029)

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	(7,779,993)	(699,788)

		$(1,015,348)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.0%
	Federal Farm Credit Bank
$1,335,999	0.01%, due 03/01/13	$1,335,999
	Federal Home Loan Bank
69,471,985	0.00%, due 03/01/13	69,471,985
	Federal Home Loan Mortgage Corp.
77,488	0.04%, due 03/01/13	77,488
	Federal National Mortgage Association
34,736	0.01%, due 03/01/13	34,736
400,800	0.03%, due 03/01/13	400,800
	U.S. Treasury Bills
44,000,000	0.00%, due 04/04/13	43,995,675
65,000,000	0.00%, due 04/18/13	64,995,233
90,000,000	0.00%, due 05/16/13	89,980,810
	Total U.S. Government & Agency Securities (Cost $270,292,726)	270,292,726

	Repurchase Agreements (a)(b) — 62.8%
360,823,516	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $360,824,924	360,823,516
	Total Repurchase Agreements (Cost $360,823,516)	360,823,516

	Total Investment Securities
	(Cost $631,116,242) † — 109.8%	631,116,242
	Liabilities in excess of other assets — (9.8%)	(56,518,329)
	Net Assets — 100.0%	$574,597,913

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $320,176,782.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,628	03/15/13	$123,056,450	$121,235

Cash collateral in the amount of $3,244,165 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(110,872,965)	$(1,472,419)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(74,379,687)	(229,303)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(39,586,840)	(143,666)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(127,853,075)	(10,423,818)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(9,964,945)	(38,438)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(71,227,012)	(274,742)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(1,337,843)	(5,283)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(601,278,125)	(36,985,551)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(564,203,604)	(31,521,431)

		$(81,094,651)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.8%
	Federal Farm Credit Bank
$397,111	0.01%, due 03/01/13	$397,111
	Federal Home Loan Bank
20,649,760	0.00%, due 03/01/13	20,649,760
	Federal Home Loan Mortgage Corp.
23,032	0.04%, due 03/01/13	23,032
	Federal National Mortgage Association
10,325	0.01%, due 03/01/13	10,325
119,133	0.03%, due 03/01/13	119,133
	U.S. Treasury Bills
23,000,000	0.00%, due 04/04/13	22,997,622
32,000,000	0.00%, due 04/18/13	31,997,653
26,000,000	0.00%, due 05/16/13	25,994,857
	Total U.S. Government & Agency Securities (Cost $102,189,493)	102,189,493

	Repurchase Agreements (a)(b) — 42.9%
88,060,926	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $88,061,269	88,060,926
	Total Repurchase Agreements (Cost $88,060,926)	88,060,926

	Total Investment Securities
	(Cost $190,250,419) † — 92.7%	190,250,419
	Other assets less liabilities — 7.3%	14,947,341
	Net Assets — 100.0%	$205,197,760

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $88,969,877.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	995	03/15/13	$54,471,275	$(42,124)

Cash collateral in the amount of $1,411,385 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(12,428,333)	$9,259

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(42,209,845)	(3,872,998)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(32,499,557)	286,102

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(22,662,628)	(106,250)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(9,128,848)	7,780

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(10,543,812)	(2,908,412)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(14,702,596)	(836,250)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(67,026,669)	(1,208,122)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(268,649,787)	(8,584,383)

Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(81,275,383)	41,875

		$(17,171,399)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.5%
	Federal Farm Credit Bank
$234,208	0.01%, due 03/01/13	$234,208
	Federal Home Loan Bank
12,178,842	0.00%, due 03/01/13	12,178,842
	Federal Home Loan Mortgage Corp.
13,584	0.04%, due 03/01/13	13,584
	Federal National Mortgage Association
6,089	0.01%, due 03/01/13	6,089
70,262	0.03%, due 03/01/13	70,262
	U.S. Treasury Bills
15,463,000	0.00%, due 04/04/13	15,461,746
11,500,000	0.00%, due 04/18/13	11,499,157
15,000,000	0.00%, due 05/16/13	14,997,055
	Total U.S. Government & Agency Securities (Cost $54,460,943)	54,460,943

	Repurchase Agreements (a)(b) — 63.7%
67,410,882	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $67,411,143	67,410,882
	Total Repurchase Agreements (Cost $67,410,882)	67,410,882

	Total Investment Securities
	(Cost $121,871,825) † — 115.2%	121,871,825
	Liabilities in excess of other assets — (15.2%)	(16,035,407)
	Net Assets — 100.0%	$105,836,418

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $65,387,682.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	310	03/15/13	$21,744,950	$(82,576)

Cash collateral in the amount of $433,710 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(7,900,588)	$(61,738)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(35,835,265)	(4,053,821)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(4,347,113)	(51,466)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(22,993,979)	(315,018)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(4,895,997)	(763,871)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(4,728,908)	(238,673)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(134,935,735)	(8,569,310)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(80,087,188)	(5,066,355)

		$(19,120,252)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.0%
	Federal Farm Credit Bank
$16,802	0.01%, due 03/01/13	$16,802
	Federal Home Loan Bank
873,694	0.00%, due 03/01/13	873,694
	Federal Home Loan Mortgage Corp.
975	0.04%, due 03/01/13	975
	Federal National Mortgage Association
437	0.01%, due 03/01/13	437
5,041	0.03%, due 03/01/13	5,041
	U.S. Treasury Bill
3,996,000	0.00%, due 04/04/13	3,995,726
	Total U.S. Government & Agency Securities (Cost $4,892,675)	4,892,675

	Repurchase Agreements (a)(b) — 43.6%
2,804,780	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,804,789	2,804,780
	Total Repurchase Agreements (Cost $2,804,780)	2,804,780

	Total Investment Securities
	(Cost $7,697,455) † — 119.6%	7,697,455
	Liabilities in excess of other assets — (19.6%)	(1,262,958)
	Net Assets — 100.0%	$6,434,497

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,814,272.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	8	03/15/13	$880,560	$(9,574)

Cash collateral in the amount of $31,151 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(1,160,115)	$503

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(2,913,465)	(6,103)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(520,421)	130

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(181,038)	34

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(587,223)	165

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	(13,064,288)	(1,510,176)

		$(1,515,447)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Farm Credit Bank
$216,146	0.01%, due 03/01/13	$216,146
	Federal Home Loan Bank
11,239,598	0.00%, due 03/01/13	11,239,598
	Federal Home Loan Mortgage Corp.
12,536	0.04%, due 03/01/13	12,536
	Federal National Mortgage Association
5,620	0.01%, due 03/01/13	5,620
64,844	0.03%, due 03/01/13	64,844
	U.S. Treasury Bills
8,000,000	0.00%, due 04/04/13	7,999,259
10,000,000	0.00%, due 05/16/13	9,998,037
	Total U.S. Government & Agency Securities (Cost $29,536,040)	29,536,040

	Repurchase Agreements (a)(b) — 62.1%
43,310,554	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $43,310,727	43,310,554
	Total Repurchase Agreements (Cost $43,310,554)	43,310,554

	Total Investment Securities (Cost $72,846,594) † — 104.5%	72,846,594
	Liabilities in excess of other assets — (4.5%)	(3,146,178)
	Net Assets — 100.0%	$69,700,416

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $19,152,090.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	187	03/15/13	$17,002,040	$14,557

Cash collateral in the amount of $913,040 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(2,154,295)	$41,152

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(11,991,611)	(2,094,849)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(7,791,629)	(50,706)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(4,992,064)	(13,745)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(8,933,564)	(2,923,469)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(11,205,010)	(497,678)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(22,838,135)	(3,075,336)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(122,170,421)	641,679

		$(7,972,952)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.8%
	Federal Farm Credit Bank
$3,515	0.01%, due 03/01/13	$3,515
	Federal Home Loan Bank
182,771	0.00%, due 03/01/13	182,771
	Federal Home Loan Mortgage Corp.
204	0.04%, due 03/01/13	204
	Federal National Mortgage Association
91	0.01%, due 03/01/13	91
1,054	0.03%, due 03/01/13	1,054
	U.S. Treasury Bill
250,000	0.00%, due 05/16/13	249,944
	Total U.S. Government & Agency Securities (Cost $437,579)	437,579

	Repurchase Agreements (a)(b) — 91.2%
1,113,577	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,113,580	1,113,577
	Total Repurchase Agreements (Cost $1,113,577)	1,113,577

	Total Investment Securities (Cost $1,551,156) † — 127.0%	1,551,156
	Liabilities in excess of other assets — (27.0%)	(329,372)
	Net Assets — 100.0%	$1,221,784

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $648,467.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$(22,989)	$(67)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(213,940)	(4,028)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(228,252)	(35,155)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(673,301)	(176,492)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	(222,902)	(22,912)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Value Index Fund	(1,082,223)	(82,865)

		$(321,519)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.6%
	Federal Farm Credit Bank
$5,208	0.01%, due 03/01/13	$5,208
	Federal Home Loan Bank
270,827	0.00%, due 03/01/13	270,827
	Federal Home Loan Mortgage Corp.
302	0.04%, due 03/01/13	302
	Federal National Mortgage Association
135	0.01%, due 03/01/13	135
1,562	0.03%, due 03/01/13	1,562
	U.S. Treasury Bill
400,000	0.00%, due 05/16/13	399,910
	Total U.S. Government & Agency Securities (Cost $677,944)	677,944

	Repurchase Agreements (a)(b) — 74.9%
1,313,693	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,313,699	1,313,693
	Total Repurchase Agreements (Cost $1,313,693)	1,313,693

	Total Investment Securities (Cost $1,991,637) † — 113.5%	1,991,637
	Liabilities in excess of other assets — (13.5%)	(236,513)
	Net Assets — 100.0%	$1,755,124

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $624,496.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$(9,688)	$(39)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(231,052)	(4,537)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(41,618)	(171)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(582,378)	(65,110)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(740,319)	(52,414)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	(951,681)	(51,718)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Growth Index Fund	(953,634)	(54,208)

		$(228,197)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.8%
	Federal Farm Credit Bank
$3,846	0.01%, due 03/01/13	$3,846
	Federal Home Loan Bank
199,988	0.00%, due 03/01/13	199,988
	Federal Home Loan Mortgage Corp.
223	0.04%, due 03/01/13	223
	Federal National Mortgage Association
100	0.01%, due 03/01/13	100
1,154	0.03%, due 03/01/13	1,154
	U.S. Treasury Bill
250,000	0.00%, due 05/16/13	249,944
	Total U.S. Government & Agency Securities (Cost $455,255)	455,255

	Repurchase Agreements (a)(b) — 93.8%
931,349	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $931,351	931,349
	Total Repurchase Agreements (Cost $931,349)	931,349

	Total Investment Securities (Cost $1,386,604) † — 139.6%	1,386,604
	Liabilities in excess of other assets — (39.6%)	(393,318)
	Net Assets — 100.0%	$993,286

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $422,424.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$(22,276)	$(118)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(175,850)	(3,684)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(87,342)	(1,841)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(311,957)	(232,372)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(226,405)	(34,357)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	(770,157)	(70,600)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Value Index Fund	(392,768)	(43,096)

		$(386,068)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.6%
	Federal Farm Credit Bank
$5,453	0.01%, due 03/01/13	$5,453
	Federal Home Loan Bank
283,548	0.00%, due 03/01/13	283,548
	Federal Home Loan Mortgage Corp.
316	0.04%, due 03/01/13	316
	Federal National Mortgage Association
142	0.01%, due 03/01/13	142
1,636	0.03%, due 03/01/13	1,636
	U.S. Treasury Bill
400,000	0.00%, due 05/16/13	399,910
	Total U.S. Government & Agency Securities (Cost $691,005)	691,005

	Repurchase Agreements (a)(b) — 84.3%
1,307,358	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,307,364	1,307,358
	Total Repurchase Agreements (Cost $1,307,358)	1,307,358

	Total Investment Securities (Cost $1,998,363) † — 128.9%	1,998,363
	Liabilities in excess of other assets — (28.9%)	(447,999)
	Net Assets — 100.0%	$1,550,364

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $585,794.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$(50,580)	$10

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(205,565)	(4,675)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(325,491)	54

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(365,439)	(227,557)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(338,571)	(61,965)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	(725,731)	(56,184)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Growth Index Fund	(1,088,879)	(89,690)

		$(440,007)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.1%
	Federal Farm Credit Bank
$10,328	0.01%, due 03/01/13	$10,328
	Federal Home Loan Bank
537,072	0.00%, due 03/01/13	537,072
	Federal Home Loan Mortgage Corp.
599	0.04%, due 03/01/13	599
	Federal National Mortgage Association
269	0.01%, due 03/01/13	269
3,098	0.03%, due 03/01/13	3,098
	U.S. Treasury Bill
763,000	0.00%, due 04/04/13	762,928
	Total U.S. Government & Agency Securities (Cost $1,314,294)	1,314,294

	Repurchase Agreements (a)(b) — 92.8%
2,971,105	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,971,116	2,971,105
	Total Repurchase Agreements (Cost $2,971,105)	2,971,105

	Total Investment Securities (Cost $4,285,399) † — 133.9%	4,285,399
	Liabilities in excess of other assets — (33.9%)	(1,085,243)
	Net Assets — 100.0%	$3,200,156

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,604,378.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$(72,749)	$(183)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(520,838)	(6,203)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(1,088,333)	(2,502)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(1,162,051)	(666,747)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(96,864)	(84,780)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	(1,592,013)	(144,320)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Value Index Fund	(1,868,099)	(170,681)

		$(1,075,416)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.8%
	Federal Farm Credit Bank
$21,214	0.01%, due 03/01/13	$21,214
	Federal Home Loan Bank
1,103,137	0.00%, due 03/01/13	1,103,137
	Federal Home Loan Mortgage Corp.
1,230	0.04%, due 03/01/13	1,230
	Federal National Mortgage Association
552	0.01%, due 03/01/13	552
6,364	0.03%, due 03/01/13	6,364
	U.S. Treasury Bill
1,000,000	0.00%, due 04/04/13	999,906
	Total U.S. Government & Agency Securities (Cost $2,132,403)	2,132,403

	Repurchase Agreements (a)(b) — 88.8%
4,874,900	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $4,874,918	4,874,900
	Total Repurchase Agreements (Cost $4,874,900)	4,874,900

	Total Investment Securities (Cost $7,007,303) † — 127.6%	7,007,303
	Liabilities in excess of other assets — (27.6%)	(1,514,205)
	Net Assets — 100.0%	$5,493,098

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,067,662.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$(58,776)	$22

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(1,054,620)	(18,569)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(2,198,307)	630

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(777,778)	(116,513)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(652,347)	(709,343)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	(1,612,778)	(217,394)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Growth Index Fund	(4,631,210)	(439,869)

		$(1,501,036)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.7%
	Federal Farm Credit Bank
$20,020	0.01%, due 03/01/13	$20,020
	Federal Home Loan Bank
1,041,018	0.00%, due 03/01/13	1,041,018
	Federal Home Loan Mortgage Corp.
1,161	0.04%, due 03/01/13	1,161
	Federal National Mortgage Association
521	0.01%, due 03/01/13	521
6,006	0.03%, due 03/01/13	6,006
	U.S. Treasury Bill
2,000,000	0.00%, due 05/16/13	1,999,574
	Total U.S. Government & Agency Securities (Cost $3,068,300)	3,068,300

	Repurchase Agreements (a)(b) — 53.6%
3,601,943	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $3,601,959	3,601,943
	Total Repurchase Agreements (Cost $3,601,943)	3,601,943

	Total Investment Securities (Cost $6,670,243) † — 99.3%	6,670,243
	Other assets less liabilities — 0.7%	49,404
	Net Assets — 100.0%	$6,719,647

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,342,704.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,880,339)	$104,340

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(157,968)	5,680

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(695,098)	29,389

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,686,773)	(68,868)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(591,041)	(5,597)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(693,050)	(2,705)

		$62,239

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.5%
	Federal Farm Credit Bank
$202,993	0.01%, due 03/01/13	$202,993
	Federal Home Loan Bank
10,555,619	0.00%, due 03/01/13	10,555,619
	Federal Home Loan Mortgage Corp.
11,774	0.04%, due 03/01/13	11,774
	Federal National Mortgage Association
5,278	0.01%, due 03/01/13	5,278
60,898	0.03%, due 03/01/13	60,898
	U.S. Treasury Bill
13,957,000	0.00%, due 04/04/13	13,955,682
	Total U.S. Government & Agency Securities (Cost $24,792,244)	24,792,244

	Repurchase Agreements (a)(b) — 58.2%
30,979,793	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $30,979,917	30,979,793
	Total Repurchase Agreements (Cost $30,979,793)	30,979,793

	Total Investment Securities (Cost $55,772,037) † — 104.7%	55,772,037
	Liabilities in excess of other assets — (4.7%)	(2,488,596)
	Net Assets — 100.0%	$53,283,441

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $8,808,889.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(28,732,912)	$22,290

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(713,832)	258

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(2,454,977)	1,264

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(2,855,571)	(28,381)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(5,082,756)	(330,728)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(10,440,408)	(2,040,159)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(2,797,280)	(43,597)

		$(2,419,053)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.9%
	Federal Farm Credit Bank
$15,588	0.01%, due 03/01/13	$15,588
	Federal Home Loan Bank
810,557	0.00%, due 03/01/13	810,557
	Federal Home Loan Mortgage Corp.
904	0.04%, due 03/01/13	904
	Federal National Mortgage Association
405	0.01%, due 03/01/13	405
4,676	0.03%, due 03/01/13	4,676
	U.S. Treasury Bills
100,000	0.00%, due 04/18/13	99,992
1,000,000	0.00%, due 05/16/13	999,787
	Total U.S. Government & Agency Securities (Cost $1,931,909)	1,931,909

	Repurchase Agreements (a)(b) — 59.9%
2,638,099	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,638,108	2,638,099
	Total Repurchase Agreements (Cost $2,638,099)	2,638,099

	Total Investment Securities (Cost $4,570,008) † — 103.8%	4,570,008
	Liabilities in excess of other assets — (3.8%)	(168,320)
	Net Assets — 100.0%	$4,401,688

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $646,406.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(684,185)	$2,875

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(49,523)	201

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(65,938)	270

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(264,394)	(6,538)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(1,608,988)	(28,700)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,212,907)	(124,878)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(504,262)	818

		$(155,952)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.9%
	Federal Farm Credit Bank
$82,995	0.01%, due 03/01/13	$82,995
	Federal Home Loan Bank
4,315,723	0.00%, due 03/01/13	4,315,723
	Federal Home Loan Mortgage Corp.
4,814	0.04%, due 03/01/13	4,814
	Federal National Mortgage Association
2,158	0.01%, due 03/01/13	2,158
24,898	0.03%, due 03/01/13	24,898
	U.S. Treasury Bills
5,000,000	0.00%, due 04/04/13	4,999,528
2,000,000	0.00%, due 05/16/13	1,999,573
	Total U.S. Government & Agency Securities (Cost $11,429,689)	11,429,689

	Repurchase Agreements (a)(b) — 59.3%
14,127,481	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $14,127,538	14,127,481
	Total Repurchase Agreements (Cost $14,127,481)	14,127,481

	Total Investment Securities (Cost $25,557,170) † — 107.2%	25,557,170
	Liabilities in excess of other assets — (7.2%)	(1,710,164)
	Net Assets — 100.0%	$23,847,006

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,084,889.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(5,125,729)	$(143,809)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(42,306)	(305)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,065,603)	(32,599)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,576,012)	(252,671)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(12,791,723)	(1,155,014)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(2,197,560)	(20,001)

		$(1,604,399)

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 39.8%
	Federal Farm Credit Bank
$12,064	0.01%, due 03/01/13	$12,064
	Federal Home Loan Bank
627,323	0.00%, due 03/01/13	627,323
	Federal Home Loan Mortgage Corp.
700	0.04%, due 03/01/13	700
	Federal National Mortgage Association
314	0.01%, due 03/01/13	314
3,619	0.03%, due 03/01/13	3,619
	U.S. Treasury Bill
971,000	0.00%, due 04/04/13	970,912
	Total U.S. Government & Agency Securities (Cost $1,614,932)	1,614,932

	Repurchase Agreements (a)(b) — 70.7%
2,867,112	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,867,122	2,867,112
	Total Repurchase Agreements (Cost $2,867,112)	2,867,112

	Total Investment Securities (Cost $4,482,044) † — 110.5%	4,482,044
	Liabilities in excess of other assets — (10.5%)	(425,635)
	Net Assets — 100.0%	$4,056,409

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,270,718.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(11,990)	$(27)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(76,907)	(3,211)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(87,855)	(924)

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(3,314,136)	(405,795)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(552,039)	(3,169)

		$(413,126)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.8%
	Federal Farm Credit Bank
$70,984	0.01%, due 03/01/13	$70,984
	Federal Home Loan Bank
3,691,175	0.00%, due 03/01/13	3,691,175
	Federal Home Loan Mortgage Corp.
4,117	0.04%, due 03/01/13	4,117
	Federal National Mortgage Association
1,846	0.01%, due 03/01/13	1,846
21,295	0.03%, due 03/01/13	21,295
	U.S. Treasury Bills
4,000,000	0.00%, due 04/04/13	3,999,638
3,000,000	0.00%, due 05/16/13	2,999,360
	Total U.S. Government & Agency Securities (Cost $10,788,415)	10,788,415

	Repurchase Agreements (a)(b) — 58.3%
24,322,709	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $24,322,802	24,322,709
	Total Repurchase Agreements (Cost $24,322,709)	24,322,709

	Total Investment Securities (Cost $35,111,124) † — 84.1%	35,111,124
	Other assets less liabilities — 15.9%	6,627,803
	Net Assets — 100.0%	$41,738,927

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $16,129,243.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(7,679,659)	$278,196

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(370,128)	13,308

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(5,848,839)	118,393

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,229,032)	(841,422)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(2,988,085)	(540,277)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,715,676)	(488)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(25,361,173)	(171,494)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(22,213,276)	(43,872)

		$(1,187,656)

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.7%
	Federal Farm Credit Bank
$17,404	0.01%, due 03/01/13	$17,404
	Federal Home Loan Bank
905,024	0.00%, due 03/01/13	905,024
	Federal Home Loan Mortgage Corp.
1,009	0.04%, due 03/01/13	1,009
	Federal National Mortgage Association
453	0.01%, due 03/01/13	453
5,221	0.03%, due 03/01/13	5,221
	U.S. Treasury Bill
1,300,000	0.00%, due 05/16/13	1,299,710
	Total U.S. Government & Agency Securities (Cost $2,228,821)	2,228,821

	Repurchase Agreements (a)(b) — 86.5%
6,093,611	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,093,636	6,093,611
	Total Repurchase Agreements (Cost $6,093,611)	6,093,611

	Total Investment Securities (Cost $8,322,432) † — 118.2%	8,322,432
	Liabilities in excess of other assets — (18.2%)	(1,282,112)
	Net Assets — 100.0%	$7,040,320

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,790,527.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$(253,167)	$(1,859)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	(667,211)	(4,767)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(99,258)	(717)

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(1,126,323)	(15,869)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(1,844,331)	(543,239)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(663,367)	(268,654)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(793,275)	(21,331)

Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	(4,648,759)	(151,710)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Nasdaq Biotechnology Index Fund	(3,965,951)	(272,071)

		$(1,280,217)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.8%
	Federal Farm Credit Bank
$6,678	0.01%, due 03/01/13	$6,678
	Federal Home Loan Bank
347,281	0.00%, due 03/01/13	347,281
	Federal Home Loan Mortgage Corp.
387	0.04%, due 03/01/13	387
	Federal National Mortgage Association
174	0.01%, due 03/01/13	174
2,004	0.03%, due 03/01/13	2,004
	U.S. Treasury Bill
500,000	0.00%, due 05/16/13	499,889
	Total U.S. Government & Agency Securities (Cost $856,413)	856,413

	Repurchase Agreements (a)(b) — 75.2%
1,469,555	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,469,561	1,469,555
	Total Repurchase Agreements (Cost $1,469,555)	1,469,555

	Total Investment Securities (Cost $2,325,968) † — 119.0%	2,325,968
	Liabilities in excess of other assets — (19.0%)	(370,567)
	Net Assets — 100.0%	$1,955,401

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $585,804.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	$(266,147)	$(6,799)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(157,140)	(2,654)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(66,206)	(1,198)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(672,088)	(126,045)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(345,170)	(4,598)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(1,208,186)	(119,226)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(1,199,870)	(101,210)

		$(361,730)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Farm Credit Bank
$27,015	0.01%, due 03/01/13	$27,015
	Federal Home Loan Bank
1,404,800	0.00%, due 03/01/13	1,404,800
	Federal Home Loan Mortgage Corp.
1,567	0.04%, due 03/01/13	1,567
	Federal National Mortgage Association
702	0.01%, due 03/01/13	702
8,105	0.03%, due 03/01/13	8,105
	U.S. Treasury Bill
1,000,000	0.00%, due 05/16/13	999,777
	Total U.S. Government & Agency Securities (Cost $2,441,966)	2,441,966

	Repurchase Agreements (a)(b) — 78.1%
5,881,774	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,881,797	5,881,774
	Total Repurchase Agreements (Cost $5,881,774)	5,881,774

	Total Investment Securities (Cost $8,323,740) † — 110.5%	8,323,740
	Liabilities in excess of other assets — (10.5%)	(790,900)
	Net Assets — 100.0%	$7,532,840

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,306,871.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	$(1,698,626)	$(6,040)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(180,933)	(701)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(859,033)	(7,010)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(53,506)	(10,109)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,862,376)	(250,058)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,291,222)	(22,551)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(7,512,611)	(366,384)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(1,608,903)	(111,120)

		$(773,973)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.8%
	Federal Farm Credit Bank
$361,472	0.01%, due 03/01/13	$361,472
	Federal Home Loan Bank
18,796,574	0.00%, due 03/01/13	18,796,574
	Federal Home Loan Mortgage Corp.
20,965	0.04%, due 03/01/13	20,965
	Federal National Mortgage Association
9,398	0.01%, due 03/01/13	9,398
108,442	0.03%, due 03/01/13	108,442
	U.S. Treasury Bills
10,000,000	0.00%, due 04/18/13	9,999,267
20,000,000	0.00%, due 05/16/13	19,995,735
	Total U.S. Government & Agency Securities (Cost $49,291,853)	49,291,853

	Repurchase Agreements (a)(b) — 72.8%
106,265,527	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $106,265,941	106,265,527
	Total Repurchase Agreements (Cost $106,265,527)	106,265,527

	Total Investment Securities (Cost $155,557,380) † — 106.6%	155,557,380
	Liabilities in excess of other assets — (6.6%)	(9,614,406)
	Net Assets — 100.0%	$145,942,974

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $62,696,598.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(18,005,207)	$(164,774)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(1,174,771)	619

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(3,499,601)	7,585

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(6,699,383)	(97,567)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(50,099,441)	329,310

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(29,885,305)	(7,056,414)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(10,801,552)	(293,265)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(28,220,586)	(3,242,467)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(142,899,627)	1,076,475

		$(9,440,498)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.9%
	Federal Farm Credit Bank
$12,576	0.01%, due 03/01/13	$12,576
	Federal Home Loan Bank
653,933	0.00%, due 03/01/13	653,933
	Federal Home Loan Mortgage Corp.
729	0.04%, due 03/01/13	729
	Federal National Mortgage Association
327	0.01%, due 03/01/13	327
3,773	0.03%, due 03/01/13	3,773
	U.S. Treasury Bill
800,000	0.00%, due 04/04/13	799,927
	Total U.S. Government & Agency Securities (Cost $1,471,265)	1,471,265

	Repurchase Agreements (a)(b) — 92.4%
4,008,181	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $4,008,197	4,008,181
	Total Repurchase Agreements (Cost $4,008,181)	4,008,181

	Total Investment Securities (Cost $5,479,446) † — 126.3%	5,479,446
	Liabilities in excess of other assets — (26.3%)	(1,142,187)
	Net Assets — 100.0%	$4,337,259

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,344,069.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$(1,229,646)	$(5,422)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(49,309)	(224)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(121,780)	(2,137)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(1,192,935)	(592,792)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(336,338)	(74,326)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(443,275)	(7,138)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(1,839,967)	(191,646)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(3,457,447)	(261,024)

		$(1,134,709)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.8%
	Federal Farm Credit Bank
$13,860	0.01%, due 03/01/13	$13,860
	Federal Home Loan Bank
720,695	0.00%, due 03/01/13	720,695
	Federal Home Loan Mortgage Corp.
804	0.04%, due 03/01/13	804
	Federal National Mortgage Association
360	0.01%, due 03/01/13	360
4,158	0.03%, due 03/01/13	4,158
	U.S. Treasury Bill
1,000,000	0.00%, due 05/16/13	999,777
	Total U.S. Government & Agency Securities (Cost $1,739,654)	1,739,654

	Repurchase Agreements (a)(b) — 97.9%
5,524,811	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,524,832	5,524,811
	Total Repurchase Agreements (Cost $5,524,811)	5,524,811

	Total Investment Securities (Cost $7,264,465) † — 128.7%	7,264,465
	Liabilities in excess of other assets — (28.7%)	(1,619,766)
	Net Assets — 100.0%	$5,644,699

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,690,800.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	$(691,369)	$(9,383)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(185,488)	(2,565)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(210,793)	(10,919)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(1,743,996)	(517,948)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(740,452)	(481,410)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(670,484)	(26,318)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(1,438,980)	(140,129)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(5,609,391)	(415,378)

		$(1,604,050)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.3%
	Federal Farm Credit Bank
$180,418	0.01%, due 03/01/13	$180,418
	Federal Home Loan Bank
9,381,724	0.00%, due 03/01/13	9,381,724
	Federal Home Loan Mortgage Corp.
10,464	0.04%, due 03/01/13	10,464
	Federal National Mortgage Association
4,691	0.01%, due 03/01/13	4,691
54,125	0.03%, due 03/01/13	54,125
	U.S. Treasury Bills
10,000,000	0.00%, due 04/04/13	9,999,056
8,000,000	0.00%, due 05/16/13	7,998,294
	Total U.S. Government & Agency Securities (Cost $27,628,772)	27,628,772

	Repurchase Agreements (a)(b) — 71.1%
51,221,699	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $51,221,898	51,221,699
	Total Repurchase Agreements (Cost $51,221,699)	51,221,699

	Total Investment Securities (Cost $78,850,471) † — 109.4%	78,850,471
	Liabilities in excess of other assets — (9.4%)	(6,766,542)
	Net Assets — 100.0%	$72,083,929

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $29,485,960.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(12,207,821)	$51,303

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,209,695)	4,915

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(2,183,551)	77,606

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(6,803,936)	(201,422)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(10,824,966)	(630,252)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(6,115,114)	(800,571)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(17,174,446)	(108,253)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(82,081,408)	(4,631,228)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(5,421,999)	(425,666)

		$(6,663,568)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.6%
	Federal Farm Credit Bank
$210,610	0.01%, due 03/01/13	$210,610
	Federal Home Loan Bank
10,951,732	0.00%, due 03/01/13	10,951,732
	Federal Home Loan Mortgage Corp.
12,215	0.04%, due 03/01/13	12,215
	Federal National Mortgage Association
5,476	0.01%, due 03/01/13	5,476
63,183	0.03%, due 03/01/13	63,183
	U.S. Treasury Bills
11,000,000	0.00%, due 04/04/13	10,999,115
5,000,000	0.00%, due 04/18/13	4,999,597
6,000,000	0.00%, due 05/16/13	5,998,664
	Total U.S. Government & Agency Securities (Cost $33,240,592)	33,240,592

	Repurchase Agreements (a)(b) — 72.2%
62,277,590	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $62,277,833	62,277,590
	Total Repurchase Agreements (Cost $62,277,590)	62,277,590

	Total Investment Securities (Cost $95,518,182) † — 110.8%	95,518,182
	Liabilities in excess of other assets — (10.8%)	(9,300,329)
	Net Assets — 100.0%	$86,217,853

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $40,771,588.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(5,588,203)	$(101,618)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(662,098)	(4,768)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(20,133,351)	(175,578)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(351,992)	(84,129)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(16,545,251)	(1,483,546)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(19,993,609)	(3,287,431)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(6,334,565)	(83,912)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(57,398,441)	(3,940,393)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(45,245,482)	13,211

		$(9,148,164)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.2%
	Federal Farm Credit Bank
$34,628	0.01%, due 03/01/13	$34,628
	Federal Home Loan Bank
1,800,674	0.00%, due 03/01/13	1,800,674
	Federal Home Loan Mortgage Corp.
2,008	0.04%, due 03/01/13	2,008
	Federal National Mortgage Association
900	0.01%, due 03/01/13	900
10,388	0.03%, due 03/01/13	10,388
	U.S. Treasury Bills
500,000	0.00%, due 04/04/13	499,975
1,600,000	0.00%, due 05/16/13	1,599,644
	Total U.S. Government & Agency Securities (Cost $3,948,217)	3,948,217

	Repurchase Agreements (a)(b) — 66.5%
5,937,070	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,937,094	5,937,070
	Total Repurchase Agreements (Cost $5,937,070)	5,937,070

	Total Investment Securities (Cost $9,885,287) † — 110.7%	9,885,287
	Liabilities in excess of other assets — (10.7%)	(953,156)
	Net Assets — 100.0%	$8,932,131

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,354,756.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$(46,222)	$(224)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(128,601)	(648)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(2,014,909)	(63,044)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(9,732,071)	(71,228)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(5,803,696)	(799,037)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(87,368)	(304)

		$(934,485)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.4%
	Federal Farm Credit Bank
$22,341	0.01%, due 03/01/13	$22,341
	Federal Home Loan Bank
1,161,729	0.00%, due 03/01/13	1,161,729
	Federal Home Loan Mortgage Corp.
1,296	0.04%, due 03/01/13	1,296
	Federal National Mortgage Association
581	0.01%, due 03/01/13	581
6,702	0.03%, due 03/01/13	6,702
	U.S. Treasury Bill
2,000,000	0.00%, due 05/16/13	1,999,599
	Total U.S. Government & Agency Securities (Cost $3,192,248)	3,192,248

	Repurchase Agreements (a)(b) — 65.5%
6,068,025	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,068,050	6,068,025
	Total Repurchase Agreements (Cost $6,068,025)	6,068,025

	Total Investment Securities (Cost $9,260,273) † — 99.9%	9,260,273
	Other assets less liabilities — 0.1%	6,221
	Net Assets — 100.0%	$9,266,494

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,461,611.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	$(2,120,343)	$20,160

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(73,762)	370

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(1,416,648)	(3,517)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(882,267)	90,822

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(781,528)	145,336

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(2,522,946)	(11,411)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(5,651,342)	(156,538)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(5,051,704)	(57,314)

		$27,908

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.0%
	Federal Farm Credit Bank
$3,738	0.01%, due 03/01/13	$3,738
	Federal Home Loan Bank
194,378	0.00%, due 03/01/13	194,378
	Federal Home Loan Mortgage Corp.
217	0.04%, due 03/01/13	217
	Federal National Mortgage Association
97	0.01%, due 03/01/13	97
1,121	0.03%, due 03/01/13	1,121
	U.S. Treasury Bill
250,000	0.00%, due 05/16/13	249,944
	Total U.S. Government & Agency Securities (Cost $449,495)	449,495

	Repurchase Agreements (a)(b) — 81.3%
1,409,195	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,409,201	1,409,195
	Total Repurchase Agreements (Cost $1,409,195)	1,409,195

	Total Investment Securities (Cost $1,858,690) † — 107.3%	1,858,690
	Liabilities in excess of other assets — (7.3%)	(125,804)
	Net Assets — 100.0%	$1,732,886

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $914,545.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(202,230)	$9,829

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(11,351)	548

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(35,133)	2,192

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(592,717)	(136,537)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(387,060)	(27,025)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(313,915)	3,300

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(1,239,856)	18,707

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(688,110)	11,090

		$(117,896)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.1%
	Federal Farm Credit Bank
$7,666	0.01%, due 03/01/13	$7,666
	Federal Home Loan Bank
398,633	0.00%, due 03/01/13	398,633
	Federal Home Loan Mortgage Corp.
445	0.04%, due 03/01/13	445
	Federal National Mortgage Association
199	0.01%, due 03/01/13	199
2,300	0.03%, due 03/01/13	2,300
	U.S. Treasury Bills
500,000	0.00%, due 04/04/13	499,975
100,000	0.00%, due 05/16/13	99,978
	Total U.S. Government & Agency Securities (Cost $1,009,196)	1,009,196

	Repurchase Agreements (a)(b) — 71.8%
1,807,029	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,807,035	1,807,029
	Total Repurchase Agreements (Cost $1,807,029)	1,807,029

	Total Investment Securities (Cost $2,816,225) † — 111.9%	2,816,225
	Liabilities in excess of other assets — (11.9%)	(300,414)
	Net Assets — 100.0%	$2,515,811

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $792,599.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$(213,425)	$(8,327)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(50,734)	(1,034)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(201,311)	(4,896)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(174,732)	(5,221)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(923,732)	(53,871)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(294,388)	(4,785)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(2,313,714)	(155,449)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(855,309)	(56,194)

		$(289,777)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.7%
	Federal Farm Credit Bank
$5,228	0.01%, due 03/01/13	$5,228
	Federal Home Loan Bank
271,875	0.00%, due 03/01/13	271,875
	Federal Home Loan Mortgage Corp.
303	0.04%, due 03/01/13	303
	Federal National Mortgage Association
136	0.01%, due 03/01/13	136
1,569	0.03%, due 03/01/13	1,569
	Total U.S. Government & Agency Securities (Cost $279,111)	279,111

	Repurchase Agreements (a)(b) — 97.2%
1,975,611	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,975,619	1,975,611
	Total Repurchase Agreements (Cost $1,975,611)	1,975,611

	Total Investment Securities (Cost $2,254,722) † — 110.9%	2,254,722
	Liabilities in excess of other assets — (10.9%)	(222,511)
	Net Assets — 100.0%	$2,032,211

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,283,750.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$(77,952)	$28

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(379,294)	(4,835)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(928,597)	(7,043)

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(1,969,881)	(171,317)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(2,737,640)	(28,493)

		$(211,660)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.4%
	Federal Farm Credit Bank
$354,262	0.01%, due 03/01/13	$354,262
	Federal Home Loan Bank
18,421,606	0.00%, due 03/01/13	18,421,606
	Federal Home Loan Mortgage Corp.
20,547	0.04%, due 03/01/13	20,547
	Federal National Mortgage Association
9,211	0.01%, due 03/01/13	9,211
106,278	0.03%, due 03/01/13	106,278
	U.S. Treasury Bills
6,451,000	0.00%, due 04/04/13	6,450,391
25,000,000	0.00%, due 05/16/13	24,994,838
	Total U.S. Government & Agency Securities (Cost $50,357,133)	50,357,133

	Repurchase Agreements (a)(b) — 65.8%
69,793,548	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $69,793,823	69,793,548
	Total Repurchase Agreements (Cost $69,793,548)	69,793,548

	Total Investment Securities (Cost $120,150,681) † — 113.2%	120,150,681
	Liabilities in excess of other assets — (13.2%)	(14,002,787)
	Net Assets — 100.0%	$106,147,894

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $25,994,544.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI EAFE had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(23,404,278)	$(7,823,340)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(10,943,490)	(2,575,602)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	(10,476,955)	(1,974,902)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(42,059,147)	(5,433,848)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(18,936,043)	(6,867,293)

		$(24,674,985)

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.6%
	Federal Farm Credit Bank
$646,269	0.01%, due 03/01/13	$646,269
	Federal Home Loan Bank
33,606,011	0.00%, due 03/01/13	33,606,011
	Federal Home Loan Mortgage Corp.
37,484	0.04%, due 03/01/13	37,484
	Federal National Mortgage Association
16,803	0.01%, due 03/01/13	16,803
193,881	0.03%, due 03/01/13	193,881
	U.S. Treasury Bills
12,000,000	0.00%, due 04/04/13	11,998,866
40,000,000	0.00%, due 05/16/13	39,992,147
	Total U.S. Government & Agency Securities (Cost $86,491,461)	86,491,461

	Repurchase Agreements (a)(b) — 51.0%
101,217,693	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $101,218,098	101,217,693
	Total Repurchase Agreements (Cost $101,217,693)	101,217,693

	Total Investment Securities (Cost $187,709,154) † — 94.6%	187,709,154
	Other assets less liabilities — 5.4%	10,621,496
	Net Assets — 100.0%	$198,330,650

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $20,397,623.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(86,993,772)	$(11,464,557)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(21,496,048)	(231,957)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(16,292,649)	(933,368)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	(2,547,855)	(51,287)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	(18,146,675)	495,941

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(25,350,928)	813,485

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(27,318,222)	(4,815,077)

		$(16,186,820)

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.6%
	Federal Farm Credit Bank
$17,164	0.01%, due 03/01/13	$17,164
	Federal Home Loan Bank
892,519	0.00%, due 03/01/13	892,519
	Federal Home Loan Mortgage Corp.
996	0.04%, due 03/01/13	996
	Federal National Mortgage Association
446	0.01%, due 03/01/13	446
5,149	0.03%, due 03/01/13	5,149
	U.S. Treasury Bills
400,000	0.00%, due 04/04/13	399,964
1,000,000	0.00%, due 05/16/13	999,787
	Total U.S. Government & Agency Securities (Cost $2,316,025)	2,316,025

	Repurchase Agreements (a)(b) — 58.3%
3,175,210	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $3,175,222	3,175,210
	Total Repurchase Agreements (Cost $3,175,210)	3,175,210

	Total Investment Securities (Cost $5,491,235) † — 100.9%	5,491,235
	Liabilities in excess of other assets — (0.9%)	(50,037)
	Net Assets — 100.0%	$5,441,198

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,115,941.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short FTSE China 25 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	$(2,195,698)	$(151,137)

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(819,004)	(18,591)

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(543,146)	(46,925)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(1,870,780)	181,798

		$(34,855)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.3%
	Federal Farm Credit Bank
$27,272	0.01%, due 03/01/13	$27,272
	Federal Home Loan Bank
1,418,168	0.00%, due 03/01/13	1,418,168
	Federal Home Loan Mortgage Corp.
1,582	0.04%, due 03/01/13	1,582
	Federal National Mortgage Association
709	0.01%, due 03/01/13	709
8,182	0.03%, due 03/01/13	8,182
	U.S. Treasury Bills
963,000	0.00%, due 04/04/13	962,952
700,000	0.00%, due 05/16/13	699,851
	Total U.S. Government & Agency Securities (Cost $3,118,716)	3,118,716

	Repurchase Agreements (a)(b) — 91.5%
8,565,611	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $8,565,646	8,565,611
	Total Repurchase Agreements (Cost $8,565,611)	8,565,611

	Total Investment Securities (Cost $11,684,327) † — 124.8%	11,684,327
	Liabilities in excess of other assets — (24.8%)	(2,322,540)
	Net Assets — 100.0%	$9,361,787

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,956,690.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(6,433,362)	$(400,409)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(5,862,752)	(438,993)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(1,250,244)	(710,530)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(5,086,708)	(2,003,114)

		$(3,553,046)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.5%
	Federal Farm Credit Bank
$132,727	0.01%, due 03/01/13	$132,727
	Federal Home Loan Bank
6,901,788	0.00%, due 03/01/13	6,901,788
	Federal Home Loan Mortgage Corp.
7,698	0.04%, due 03/01/13	7,698
	Federal National Mortgage Association
3,451	0.01%, due 03/01/13	3,451
39,818	0.03%, due 03/01/13	39,818
	U.S. Treasury Bills
5,200,000	0.00%, due 04/04/13	5,199,509
6,000,000	0.00%, due 05/16/13	5,998,737
	Total U.S. Government & Agency Securities (Cost $18,283,728)	18,283,728

	Repurchase Agreements (a)(b) — 68.7%
32,602,854	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $32,602,981	32,602,854
	Total Repurchase Agreements (Cost $32,602,854)	32,602,854

	Total Investment Securities (Cost $50,886,582) † — 107.2%	50,886,582
	Liabilities in excess of other assets — (7.2%)	(3,430,235)
	Net Assets — 100.0%	$47,456,347

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $17,464,239.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(45,601,241)	$(2,258,498)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(15,907,982)	(209,091)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(9,474,943)	(530,698)

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(14,206,189)	(7,310,771)

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(9,596,823)	(2,661,996)

		$(12,971,054)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.8%
	Federal Farm Credit Bank
$233,284	0.01%, due 03/01/13	$233,284
	Federal Home Loan Bank
12,130,794	0.00%, due 03/01/13	12,130,794
	Federal Home Loan Mortgage Corp.
13,530	0.04%, due 03/01/13	13,530
	Federal National Mortgage Association
6,065	0.01%, due 03/01/13	6,065
69,985	0.03%, due 03/01/13	69,985
	U.S. Treasury Bills
5,804,000	0.00%, due 04/04/13	5,803,452
10,000,000	0.00%, due 05/16/13	9,998,037
	Total U.S. Government & Agency Securities (Cost $28,255,147)	28,255,147

	Repurchase Agreements (a)(b) — 58.1%
44,546,498	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $44,546,675	44,546,498
	Total Repurchase Agreements (Cost $44,546,498)	44,546,498

	Total Investment Securities (Cost $72,801,645) † — 94.9%	72,801,645
	Other assets less liabilities — 5.1%	3,951,203
	Net Assets — 100.0%	$76,752,848

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $17,466,166.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Europe had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® MSCI Europe ETF Shares ††	$(41,958,290)	$(8,801,513)

Swap Agreement with Deutsche Bank AG, based on the Vanguard® MSCI Europe ETF Shares ††	(22,557,572)	(1,865,887)

Swap Agreement with Goldman Sachs International, based on the Vanguard® MSCI Europe ETF Shares ††	(11,391,355)	(959,655)

Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® MSCI Europe ETF Shares ††	(14,041,396)	(92,284)

Swap Agreement with Societe Generale, based on the Vanguard® MSCI Europe ETF Shares ††	(33,966,811)	49,555

Swap Agreement with UBS AG, based on the Vanguard® MSCI Europe ETF Shares ††	(29,590,594)	354,971

		$(11,314,813)

†† On March 27, 2013, Vanguard® transitioned to a new benchmark index and changed the name of this reference asset. Accordingly, Vanguard® MSCI Europe ETF Shares is now Vanguard® FTSE Europe ETF Shares and its benchmark has changed from the MSCI Europe Index to the FTSE Developed Europe Index.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.9%
	Federal Farm Credit Bank
$3,922	0.01%, due 03/01/13	$3,922
	Federal Home Loan Bank
203,967	0.00%, due 03/01/13	203,967
	Federal Home Loan Mortgage Corp.
228	0.04%, due 03/01/13	228
	Federal National Mortgage Association
102	0.01%, due 03/01/13	102
1,177	0.03%, due 03/01/13	1,177
	U.S. Treasury Bill
300,000	0.00%, due 05/16/13	299,933
	Total U.S. Government & Agency Securities (Cost $509,329)	509,329

	Repurchase Agreements (a)(b) — 68.0%
890,908	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $890,910	890,908
	Total Repurchase Agreements (Cost $890,908)	890,908

	Total Investment Securities (Cost $1,400,237) † — 106.9%	1,400,237
	Liabilities in excess of other assets — (6.9%)	(90,231)
	Net Assets — 100.0%	$1,310,006

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $371,860.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$(754,523)	$(119,358)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(398,868)	(29,443)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	(805,879)	(25,983)

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	(351,883)	(32,320)

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(307,100)	(24,514)

		$(231,618)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.2%
	Federal Farm Credit Bank
$39,463	0.01%, due 03/01/13	$39,463
	Federal Home Loan Bank
2,052,056	0.00%, due 03/01/13	2,052,056
	Federal Home Loan Mortgage Corp.
2,289	0.04%, due 03/01/13	2,289
	Federal National Mortgage Association
1,026	0.01%, due 03/01/13	1,026
11,839	0.03%, due 03/01/13	11,839
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,909
1,000,000	0.00%, due 05/16/13	999,787
	Total U.S. Government & Agency Securities (Cost $4,106,369)	4,106,369

	Repurchase Agreements (a)(b) — 83.5%
12,150,519	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $12,150,566	12,150,519
	Total Repurchase Agreements (Cost $12,150,519)	12,150,519

	Total Investment Securities (Cost $16,256,888) † — 111.7%	16,256,888
	Liabilities in excess of other assets — (11.7%)	(1,706,398)
	Net Assets — 100.0%	$14,550,490

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $6,928,496.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Brazil Capped had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$(4,475,171)	$(57,485)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	(7,808,868)	(1,035,584)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	(4,226,665)	(11,903)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Capped Index Fund	(4,108,839)	(647,754)

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	(2,368,357)	(631,393)

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	(6,127,308)	(183,663)

		$(2,567,782)

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.5%
	Federal Farm Credit Bank
$308,555	0.01%, due 03/01/13	$308,555
	Federal Home Loan Bank
16,044,860	0.00%, due 03/01/13	16,044,860
	Federal Home Loan Mortgage Corp.
17,896	0.04%, due 03/01/13	17,896
	Federal National Mortgage Association
8,022	0.01%, due 03/01/13	8,022
92,566	0.03%, due 03/01/13	92,566
	U.S. Treasury Bills
20,000,000	0.00%, due 04/04/13	19,998,111
17,000,000	0.00%, due 05/16/13	16,996,494
	Total U.S. Government & Agency Securities (Cost $53,466,504)	53,466,504

	Repurchase Agreements (a)(b) — 56.4%
60,900,062	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $60,900,304	60,900,062
	Total Repurchase Agreements (Cost $60,900,062)	60,900,062

	Total Investment Securities (Cost $114,366,566) † — 105.9%	114,366,566
	Liabilities in excess of other assets — (5.9%)	(6,415,280)
	Net Assets — 100.0%	$107,951,286

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $35,908,616.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort FTSE China 25 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$(72,091,815)	$(8,649,267)

Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	(37,958,499)	851,964

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(69,002,398)	(7,074,248)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	(8,000,061)	400,018

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(19,031,001)	(4,397,342)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(9,219,455)	(6,150,328)

		$(25,019,203)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.8%
	Federal Farm Credit Bank
$23,586	0.01%, due 03/01/13	$23,586
	Federal Home Loan Bank
1,226,461	0.00%, due 03/01/13	1,226,461
	Federal Home Loan Mortgage Corp.
1,368	0.04%, due 03/01/13	1,368
	Federal National Mortgage Association
613	0.01%, due 03/01/13	613
7,076	0.03%, due 03/01/13	7,076
	U.S. Treasury Bill
1,700,000	0.00%, due 05/16/13	1,699,621
	Total U.S. Government & Agency Securities (Cost $2,958,725)	2,958,725

	Repurchase Agreements (a)(b) — 85.9%
6,714,754	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,714,780	6,714,754
	Total Repurchase Agreements (Cost $6,714,754)	6,714,754

	Total Investment Securities (Cost $9,673,479) † — 123.7%	9,673,479
	Liabilities in excess of other assets — (23.7%)	(1,856,118)
	Net Assets — 100.0%	$7,817,361

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,593,685.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$(3,929,046)	$(803,660)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	(1,787,890)	(1,054,805)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	(834,318)	(82,038)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	(2,563,501)	(276,654)

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	(4,254,723)	(689,788)

Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	(2,192,155)	(156,642)

		$(3,063,587)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Farm Credit Bank
$7,590	0.01%, due 03/01/13	$7,590
	Federal Home Loan Bank
394,690	0.00%, due 03/01/13	394,690
	Federal Home Loan Mortgage Corp.
440	0.04%, due 03/01/13	440
	Federal National Mortgage Association
197	0.01%, due 03/01/13	197
2,277	0.03%, due 03/01/13	2,277
	U.S. Treasury Bill
600,000	0.00%, due 05/16/13	599,866
	Total U.S. Government & Agency Securities (Cost $1,005,060)	1,005,060

	Repurchase Agreements (a)(b) — 63.0%
1,492,400	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,492,406	1,492,400
	Total Repurchase Agreements (Cost $1,492,400)	1,492,400

	Total Investment Securities (Cost $2,497,460) † — 105.4%	2,497,460
	Liabilities in excess of other assets — (5.4%)	(128,856)
	Net Assets — 100.0%	$2,368,604

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $488,002.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$(100,285)	$(33,129)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(2,774,750)	20,381

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(1,850,248)	(391,743)

		$(404,491)

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.9%
	Federal Farm Credit Bank
$110,083	0.01%, due 03/01/13	$110,083
	Federal Home Loan Bank
5,724,318	0.00%, due 03/01/13	5,724,318
	Federal Home Loan Mortgage Corp.
6,386	0.04%, due 03/01/13	6,386
	Federal National Mortgage Association
2,862	0.01%, due 03/01/13	2,862
33,025	0.03%, due 03/01/13	33,025
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,910
5,000,000	0.00%, due 05/16/13	4,999,018
	Total U.S. Government & Agency Securities (Cost $11,875,602)	11,875,602

	Repurchase Agreements (a)(b) — 58.4%
15,097,581	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $15,097,642	15,097,581
	Total Repurchase Agreements (Cost $15,097,581)	15,097,581

	Total Investment Securities (Cost $26,973,183) † — 104.3%	26,973,183
	Liabilities in excess of other assets — (4.3%)	(1,112,097)
	Net Assets — 100.0%	$25,861,086

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,150,343.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	8	06/19/13	$1,052,375	$(10)

Cash collateral in the amount of $11,871 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(14,630,782)	$(753,622)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(10,391,285)	(342,352)

		$(1,095,974)

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.2%
	Federal Farm Credit Bank
$3,714,156	0.01%, due 03/01/13	$3,714,156
	Federal Home Loan Bank
193,136,190	0.00%, due 03/01/13	193,136,190
	Federal Home Loan Mortgage Corp.
215,421	0.04%, due 03/01/13	215,421
	Federal National Mortgage Association
96,568	0.01%, due 03/01/13	96,568
1,114,246	0.03%, due 03/01/13	1,114,246
	U.S. Treasury Bills
40,000,000	0.00%, due 04/04/13	39,996,203
125,000,000	0.00%, due 05/09/13	124,984,140
40,000,000	0.00%, due 05/16/13	39,991,978
50,000,000	0.00%, due 06/06/13	49,988,414
	Total U.S. Government & Agency Securities (Cost $453,237,316)	453,237,316

	Repurchase Agreements (a)(b) — 55.4%
532,875,074	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $532,877,218	532,875,074
	Total Repurchase Agreements (Cost $532,875,074)	532,875,074

	Total Investment Securities (Cost $986,112,390) † — 102.6%	986,112,390
	Liabilities in excess of other assets — (2.6%)	(24,699,079)
	Net Assets — 100.0%	$961,413,311

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $41,386,779.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	150	06/19/13	$21,567,188	$47,386

Cash collateral in the amount of $540,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(309,692,450)	$(585,408)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(121,442,483)	2,028,341

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(208,355,804)	(15,774,545)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(308,648,123)	(10,111,598)

		$(24,443,210)

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.0%
	Federal Farm Credit Bank
$205,950	0.01%, due 03/01/13	$205,950
	Federal Home Loan Bank
10,709,456	0.00%, due 03/01/13	10,709,456
	Federal Home Loan Mortgage Corp.
11,946	0.04%, due 03/01/13	11,946
	Federal National Mortgage Association
5,355	0.01%, due 03/01/13	5,355
61,785	0.03%, due 03/01/13	61,785
	U.S. Treasury Bills
4,098,000	0.00%, due 04/04/13	4,097,613
5,000,000	0.00%, due 05/16/13	4,999,018
	Total U.S. Government & Agency Securities (Cost $20,091,123)	20,091,123

	Repurchase Agreements (a)(b) — 66.6%
32,611,819	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $32,611,949	32,611,819
	Total Repurchase Agreements (Cost $32,611,819)	32,611,819

	Total Investment Securities (Cost $52,702,942) † — 107.6%	52,702,942
	Liabilities in excess of other assets — (7.6%)	(3,706,881)
	Net Assets — 100.0%	$48,996,061

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $5,358,656.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short High Yield had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$(24,595,745)	$(3,110,077)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on iShares® iBoxx $ High Yield Corporate Bond Fund	(24,322,114)	(520,997)

		$(3,631,074)

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.4%
	Federal Farm Credit Bank
$13,874	0.01%, due 03/01/13	$13,874
	Federal Home Loan Bank
721,525	0.00%, due 03/01/13	721,525
	Federal Home Loan Mortgage Corp.
806	0.04%, due 03/01/13	806
	Federal National Mortgage Association
361	0.01%, due 03/01/13	361
4,163	0.03%, due 03/01/13	4,163
	U.S. Treasury Bills
500,000	0.00%, due 04/04/13	499,975
500,000	0.00%, due 05/16/13	499,888
	Total U.S. Government & Agency Securities (Cost $1,740,592)	1,740,592

	Repurchase Agreements (a)(b) — 44.0%
2,107,371	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,107,379	2,107,371
	Total Repurchase Agreements (Cost $2,107,371)	2,107,371
	Total Investment Securities (Cost $3,847,963) † — 80.4%	3,847,963
	Other assets less liabilities — 19.6%	937,792
	Net Assets — 100.0%	$4,785,755

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $271,252.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Investment Grade Corporate had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$(2,560,035)	$18,557

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(511,193)	(61,841)

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(1,703,973)	10,764

		$(32,520)

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.5%
	Federal Farm Credit Bank
$20,119	0.01%, due 03/01/13	$20,119
	Federal Home Loan Bank
1,046,182	0.00%, due 03/01/13	1,046,182
	Federal Home Loan Mortgage Corp.
1,168	0.04%, due 03/01/13	1,168
	Federal National Mortgage Association
523	0.01%, due 03/01/13	523
6,036	0.03%, due 03/01/13	6,036
	U.S. Treasury Bill
1,000,000	0.00%, due 04/04/13	999,909
	Total U.S. Government & Agency Securities (Cost $2,073,937)	2,073,937

	Repurchase Agreements (a)(b) — 62.2%
2,963,783	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,963,794	2,963,783
	Total Repurchase Agreements (Cost $2,963,783)	2,963,783

	Total Investment Securities (Cost $5,037,720)† — 105.7%	5,037,720
	Liabilities in excess of other assets — (5.7%)	(269,565)
	Net Assets — 100.0%	$4,768,155

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $301,484.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(1,947,578)	$(9,619)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(5,409,148)	(168,709)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,186,176)	(80,939)

		$(259,267)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.2%
	Federal Farm Credit Bank
$1,132,990	0.01%, due 03/01/13	$1,132,990
	Federal Home Loan Bank
58,915,486	0.00%, due 03/01/13	58,915,486
	Federal Home Loan Mortgage Corp.
65,713	0.04%, due 03/01/13	65,713
	Federal National Mortgage Association
29,458	0.01%, due 03/01/13	29,458
339,897	0.03%, due 03/01/13	339,897
	U.S. Treasury Bills
13,227,000	0.00%, due 04/04/13	13,225,751
70,000,000	0.00%, due 05/16/13	69,985,708
	Total U.S. Government & Agency Securities (Cost $143,695,003)	143,695,003

	Repurchase Agreements (a)(b) — 62.3%
181,670,128	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $181,670,853	181,670,128
	Total Repurchase Agreements (Cost $181,670,128)	181,670,128

	Total Investment Securities (Cost $325,365,131)† — 111.5%	325,365,131
	Liabilities in excess of other assets — (11.5%)	(33,547,202)
	Net Assets — 100.0%	$291,817,929

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $41,960,085.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	21	06/19/13	$2,762,484	$(27)

Cash collateral in the amount of $46,034 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(83,692,923)	$(251,543)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(27,544,417)	(6,147,162)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(102,628,641)	(4,422,512)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(37,869,200)	(3,570,719)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(330,102,365)	(20,987,421)

		$(35,379,357)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.8%
	Federal Farm Credit Bank
$12,161,604	0.01%, due 03/01/13	$12,161,604
	Federal Home Loan Bank
632,403,568	0.00%, due 03/01/13	632,403,568
	Federal Home Loan Mortgage Corp.
705,372	0.04%, due 03/01/13	705,372
	Federal National Mortgage Association
316,202	0.01%, due 03/01/13	316,202
3,648,479	0.03%, due 03/01/13	3,648,479
	U.S. Treasury Bills
225,000,000	0.00%, due 04/04/13	224,978,644
350,000,000	0.00%, due 05/09/13	349,956,396
200,000,000	0.00%, due 05/16/13	199,959,678
100,000,000	0.00%, due 06/13/13	99,975,155
	Total U.S. Government & Agency Securities (Cost $1,524,105,098)	1,524,105,098

	Repurchase Agreements (a)(b) — 55.4%
1,801,332,939	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,801,340,172	1,801,332,939
	Total Repurchase Agreements (Cost $1,801,332,939)	1,801,332,939

	Total Investment Securities (Cost $3,325,438,037)† — 102.2%	3,325,438,037
	Liabilities in excess of other assets — (2.2%)	(70,606,912)
	Net Assets — 100.0%	$3,254,831,125

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $195,280,519.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	705	06/19/13	$101,365,781	$158,272

Cash collateral in the amount of $3,088,122 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(1,471,208,908)	$7,769,528

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(98,169,939)	1,848,325

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,031,760,492)	(79,238,062)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(100,216,735)	7,302,673

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,909,078,156)	8,418,946

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,841,444,216)	(21,635,383)

		$(75,533,973)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 57.9%
	Federal Farm Credit Bank
$18,708	0.01%, due 03/01/13	$18,708
	Federal Home Loan Bank
972,806	0.00%, due 03/01/13	972,806
	Federal Home Loan Mortgage Corp.
1,085	0.04%, due 03/01/13	1,085
	Federal National Mortgage Association
487	0.01%, due 03/01/13	487
5,612	0.03%, due 03/01/13	5,612
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,683
1,000,000	0.00%, due 05/16/13	999,765
	Total U.S. Government & Agency Securities (Cost $2,998,146)	2,998,146

	Repurchase Agreements (a)(b) — 60.0%
3,102,153	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $3,102,163	3,102,153
	Total Repurchase Agreements (Cost $3,102,153)	3,102,153

	Total Investment Securities (Cost $6,100,299)† — 117.9%	6,100,299
	Liabilities in excess of other assets — (17.9%)	(924,891)
	Net Assets — 100.0%	$5,175,408

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,347,547.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(9,634,745)	$(587,341)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(707,388)	(327,181)

		$(914,522)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.8%
	Federal Farm Credit Bank
$173,356	0.01%, due 03/01/13	$173,356
	Federal Home Loan Bank
9,014,530	0.00%, due 03/01/13	9,014,530
	Federal Home Loan Mortgage Corp.
10,055	0.04%, due 03/01/13	10,055
	Federal National Mortgage Association
4,507	0.01%, due 03/01/13	4,507
52,007	0.03%, due 03/01/13	52,007
	Total U.S. Government & Agency Securities (Cost $9,254,455)	9,254,455

	Repurchase Agreements (a)(b) — 72.1%
24,916,774	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $24,916,876	24,916,774
	Total Repurchase Agreements (Cost $24,916,774)	24,916,774

	Total Investment Securities (Cost $34,171,229)† — 98.9%	34,171,229
	Other assets less liabilities — 1.1%	395,649
	Net Assets — 100.0%	$34,566,878

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,976,817.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(53,380,109)	$135,214

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(9,188,182)	432,202

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(41,128,336)	(130,063)

		$437,353

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 33.4%
	Consumer Discretionary — 4.2%
3	1-800-Flowers.com, Inc., Class A*	$13
8	Aaron’s, Inc.	218
9	Abercrombie & Fitch Co., Class A	420
8	Advance Auto Parts, Inc.	611
9	Aeropostale, Inc.*	117
3	AFC Enterprises, Inc.*	90
3	Allison Transmission Holdings, Inc.	69
39	Amazon.com, Inc.*	10,307
6	AMC Networks, Inc., Class A*	344
7	American Axle & Manufacturing Holdings, Inc.*	89
21	American Eagle Outfitters, Inc.	434
3	American Greetings Corp., Class A	49
2	American Public Education, Inc.*	78
1	America’s Car-Mart, Inc.*	48
4	Ameristar Casinos, Inc.	105
5	Ann, Inc.*	141
10	Apollo Group, Inc., Class A*	169
3	Arbitron, Inc.	141
1	Arctic Cat, Inc.*	36
3	Asbury Automotive Group, Inc.*	101
13	Ascena Retail Group, Inc.*	218
2	Ascent Capital Group, Inc., Class A*	137
4	AutoNation, Inc.*	175
4	AutoZone, Inc.*	1,521
4	Bally Technologies, Inc.*	191
3	Barnes & Noble, Inc.*	47
1	Bassett Furniture Industries, Inc.	15
3	Beazer Homes USA, Inc.*	47
4	bebe stores, inc.	16
25	Bed Bath & Beyond, Inc.*	1,419
10	Belo Corp., Class A	86
29	Best Buy Co., Inc.	476
2	Big 5 Sporting Goods Corp.	31
6	Big Lots, Inc.*	200
3	BJ’s Restaurants, Inc.*	92
2	Black Diamond, Inc.*	16
2	Bloomin’ Brands, Inc.*	34
1	Blue Nile, Inc.*	34
2	Bluegreen Corp.*	20
1	Blyth, Inc.	14
3	Bob Evans Farms, Inc.	122
2	Body Central Corp.*	15
1	Bon-Ton Stores, Inc. (The)	11
12	BorgWarner, Inc.*	893
6	Boyd Gaming Corp.*	39
2	Bravo Brio Restaurant Group, Inc.*	30
2	Bridgepoint Education, Inc.*	20
8	Brinker International, Inc.	267
5	Brown Shoe Co., Inc.	82
10	Brunswick Corp.	364
3	Buckle, Inc. (The)	134
2	Buffalo Wild Wings, Inc.*	157
5	Cabela’s, Inc.*	253
22	Cablevision Systems Corp., Class A	308
4	Caesars Entertainment Corp.*	50
7	Callaway Golf Co.	47
1	Capella Education Co.*	32
6	Career Education Corp.*	19
25	CarMax, Inc.*	960
2	Carmike Cinemas, Inc.*	31
45	Carnival Corp.	1,610
2	Carriage Services, Inc.	36
2	Carrols Restaurant Group, Inc.*	11
5	Carter’s, Inc.*	282
3	Cato Corp. (The), Class A	77
1	Cavco Industries, Inc.*	45
70	CBS Corp. (Non-Voting), Class B	3,037
2	CEC Entertainment, Inc.	60
4	Central European Media Enterprises Ltd., Class A*	21
5	Charter Communications, Inc., Class A*	432
6	Cheesecake Factory, Inc. (The)	208
1	Cherokee, Inc.	14
18	Chico’s FAS, Inc.	306
3	Children’s Place Retail Stores, Inc. (The)*	136
3	Chipotle Mexican Grill, Inc.*	950
3	Choice Hotels International, Inc.	114
1	Churchill Downs, Inc.	66
1	Chuy’s Holdings, Inc.*	28
12	Cinemark Holdings, Inc.	334
2	Citi Trends, Inc.*	21
5	Clear Channel Outdoor Holdings, Inc., Class A*	38
31	Coach, Inc.	1,498
3	Coinstar, Inc.*	154
1	Collectors Universe	11
1	Columbia Sportswear Co.	56
289	Comcast Corp., Class A	11,499
2	Conn’s, Inc.*	64
7	Cooper Tire & Rubber Co.	177
1	Core-Mark Holding Co., Inc.	48
8	Corinthian Colleges, Inc.*	17
2	Cracker Barrel Old Country Store, Inc.	151
10	Crocs, Inc.*	152
4	Crown Media Holdings, Inc., Class A*	8
1	CSS Industries, Inc.	24
1	Culp, Inc.	16
7	Cumulus Media, Inc., Class A*	23
30	D.R. Horton, Inc.	669
16	Dana Holding Corp.	268
14	Darden Restaurants, Inc.	648
4	Deckers Outdoor Corp.*	161
1	Del Frisco’s Restaurant Group, Inc.*	18
35	Delphi Automotive plc*	1,465
1	Delta Apparel, Inc.*	16
10	Denny’s Corp.*	57
1	Destination Maternity Corp.	22
5	Destination XL Group, Inc.*	23
7	DeVry, Inc.	210
10	Dick’s Sporting Goods, Inc.	500
3	Digital Generation, Inc.*	23
3	Dillard’s, Inc., Class A	239
2	DineEquity, Inc.*	140
62	DIRECTV*	2,987
26	Discovery Communications, Inc., Class A*	1,907
22	DISH Network Corp., Class A	766
20	Dollar General Corp.*	927
25	Dollar Tree, Inc.*	1,130
6	Domino’s Pizza, Inc.	286
3	Dorman Products, Inc.	105
7	DreamWorks Animation SKG, Inc., Class A*	116
2	Drew Industries, Inc.	73
4	DSW, Inc., Class A	271
8	Dunkin’ Brands Group, Inc.	297
3	E.W. Scripps Co. (The), Class A*	32

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Education Management Corp.*	$11
1	Einstein Noah Restaurant Group, Inc.	13
3	Entercom Communications Corp., Class A*	23
5	Entravision Communications Corp., Class A	10
3	Ethan Allen Interiors, Inc.	84
8	Exide Technologies*	21
9	Expedia, Inc.	575
10	Express, Inc.*	185
10	Family Dollar Stores, Inc.	575
2	Federal-Mogul Corp.*	16
2	Fiesta Restaurant Group, Inc.*	45
13	Fifth & Pacific Cos., Inc.*	235
5	Finish Line, Inc. (The), Class A	91
1	Fisher Communications, Inc.	37
1	Five Below, Inc.*	40
16	Foot Locker, Inc.	547
404	Ford Motor Co.	5,094
6	Fossil, Inc.*	617
4	Francesca’s Holdings Corp.*	102
4	Fred’s, Inc., Class A	54
2	Fuel Systems Solutions, Inc.*	28
2	G-III Apparel Group Ltd.*	73
13	GameStop Corp., Class A	326
25	Gannett Co., Inc.	502
33	Gap, Inc. (The)	1,086
12	Garmin Ltd.	412
83	General Motors Co.*	2,253
3	Genesco, Inc.*	176
16	Gentex Corp.	300
3	Gentherm, Inc.*	46
17	Genuine Parts Co.	1,208
2	Global Sources Ltd.*	15
7	GNC Holdings, Inc., Class A	287
26	Goodyear Tire & Rubber Co. (The)*	337
1	Gordmans Stores, Inc.*	13
4	Grand Canyon Education, Inc.*	96
2	Group 1 Automotive, Inc.	115
5	Groupon, Inc.*	23
7	Guess?, Inc.	194
30	H&R Block, Inc.	746
11	Hanesbrands, Inc.*	436
25	Harley-Davidson, Inc.	1,316
8	Harman International Industries, Inc.	340
5	Harte-Hanks, Inc.	36
12	Hasbro, Inc.	480
2	Haverty Furniture Cos., Inc.	37
3	Helen of Troy Ltd.*	111
2	hhgregg, Inc.*	19
3	Hibbett Sports, Inc.*	159
6	Hillenbrand, Inc.	148
165	Home Depot, Inc. (The)	11,302
3	HomeAway, Inc.*	88
1	Hooker Furniture Corp.	15
5	Hot Topic, Inc.	54
11	Hovnanian Enterprises, Inc., Class A*	64
4	HSN, Inc.	214
5	Hyatt Hotels Corp., Class A*	205
8	Iconix Brand Group, Inc.*	189
1	Ignite Restaurant Group, Inc.*	14
29	International Game Technology	462
3	International Speedway Corp., Class A	90
45	Interpublic Group of Cos., Inc. (The)	575
4	Interval Leisure Group, Inc.	83
3	iRobot Corp.*	64
2	Isle of Capri Casinos, Inc.*	13
3	ITT Educational Services, Inc.*	41
17	J.C. Penney Co., Inc.	299
5	Jack in the Box, Inc.*	158
2	JAKKS Pacific, Inc.	24
8	Jamba, Inc.*	22
9	Jarden Corp.*	559
5	John Wiley & Sons, Inc., Class A	183
73	Johnson Controls, Inc.	2,297
1	Johnson Outdoors, Inc., Class A*	23
9	Jones Group, Inc. (The)	104
3	JoS. A. Bank Clothiers, Inc.*	124
4	Journal Communications, Inc., Class A*	22
3	K12, Inc.*	63
9	KB Home	168
1	Kirkland’s, Inc.*	12
25	Kohl’s Corp.	1,152
6	Krispy Kreme Doughnuts, Inc.*	79
3	K-Swiss, Inc., Class A*	14
8	Lamar Advertising Co., Class A*	370
43	Las Vegas Sands Corp.	2,214
6	La-Z-Boy, Inc.	110
5	LeapFrog Enterprises, Inc.*	43
30	Lear Corp.	1,603
15	Leggett & Platt, Inc.	459
17	Lennar Corp., Class A	656
2	Libbey, Inc.*	37
28	Liberty Global, Inc., Class A*	1,929
60	Liberty Interactive Corp., Class A*	1,253
12	Liberty Media Corp.*	1,296
4	Liberty Ventures*	289
5	Life Time Fitness, Inc.*	211
2	LifeLock, Inc.*	23
1	Lifetime Brands, Inc.	11
26	Limited Brands, Inc.	1,184
3	LIN TV Corp., Class A*	34
2	Lincoln Educational Services Corp.	13
9	Lions Gate Entertainment Corp.*	189
2	Lithia Motors, Inc., Class A	82
15	Live Nation Entertainment, Inc.*	159
32	LKQ Corp.*	678
121	Lowe’s Cos., Inc.	4,616
2	Luby’s, Inc.*	16
3	Lumber Liquidators Holdings, Inc.*	178
2	M/I Homes, Inc.*	46
1	Mac-Gray Corp.	12
45	Macy’s, Inc.	1,849
7	Madison Square Garden Co. (The), Class A*	391
3	Maidenform Brands, Inc.*	58
2	Marcus Corp.	24
1	Marine Products Corp.	7
2	MarineMax, Inc.*	26
26	Marriott International, Inc., Class A	1,026
3	Marriott Vacations Worldwide Corp.*	124
3	Martha Stewart Living Omnimedia, Class A*	8
37	Mattel, Inc.	1,508
3	Matthews International Corp., Class A	99
1	Mattress Firm Holding Corp.*	28
6	McClatchy Co. (The), Class A*	16
110	McDonald’s Corp.	10,549
4	MDC Holdings, Inc.	154
3	MDC Partners, Inc., Class A	41
5	Men’s Wearhouse, Inc. (The)	141

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Meredith Corp.	$168
3	Meritage Homes Corp.*	121
43	MGM Resorts International*	537
9	Michael Kors Holdings Ltd.*	534
5	Modine Manufacturing Co.*	41
6	Mohawk Industries, Inc.*	636
1	Monarch Casino & Resort, Inc.*	10
3	Monro Muffler Brake, Inc.	111
2	Morgans Hotel Group Co.*	10
2	Morningstar, Inc.	137
2	Movado Group, Inc.	72
2	MTR Gaming Group, Inc.*	8
3	Multimedia Games Holding Co., Inc.*	56
1	NACCO Industries, Inc., Class A	58
1	National American University Holdings, Inc.	4
6	National CineMedia, Inc.	91
6	Netflix, Inc.*	1,128
3	New York & Co., Inc.*	13
15	New York Times Co. (The), Class A*	145
31	Newell Rubbermaid, Inc.	724
226	News Corp., Class A	6,509
1	Nexstar Broadcasting Group, Inc., Class A	15
78	NIKE, Inc., Class B	4,248
16	Nordstrom, Inc.	868
3	Nutrisystem, Inc.	25
1	NVR, Inc.*	1,009
31	Office Depot, Inc.*	125
9	OfficeMax, Inc.	108
29	Omnicom Group, Inc.	1,668
2	Orbitz Worldwide, Inc.*	9
13	O’Reilly Automotive, Inc.*	1,323
10	Orient-Express Hotels Ltd., Class A*	103
2	Outdoor Channel Holdings, Inc.	15
1	Overstock.com, Inc.*	12
2	Oxford Industries, Inc.	97
11	Pandora Media, Inc.*	134
3	Panera Bread Co., Class A*	483
2	Papa John’s International, Inc.*	104
7	Penn National Gaming, Inc.*	349
5	Penske Automotive Group, Inc.	149
6	Pep Boys-Manny Moe & Jack (The)*	67
1	Perfumania Holdings, Inc.*	6
1	Perry Ellis International, Inc.	16
2	PetMed Express, Inc.	25
12	PetSmart, Inc.	781
10	Pier 1 Imports, Inc.	225
6	Pinnacle Entertainment, Inc.*	84
7	Polaris Industries, Inc.	612
5	Pool Corp.	229
3	Premier Exhibitions, Inc.*	7
5	priceline.com, Inc.*	3,438
37	PulteGroup, Inc.*	710
8	PVH Corp.	975
14	Quiksilver, Inc.*	87
1	R.G. Barry Corp.	12
11	RadioShack Corp.	33
7	Ralph Lauren Corp.	1,214
1	ReachLocal, Inc.*	13
2	Reading International, Inc., Class A*	11
1	Red Lion Hotels Corp.*	7
2	Red Robin Gourmet Burgers, Inc.*	86
9	Regal Entertainment Group, Class A	141
6	Regis Corp.	108
6	Rent-A-Center, Inc.	218
1	Rentrak Corp.*	21
1	Restoration Hardware Holdings, Inc.*	39
24	Ross Stores, Inc.	1,391
16	Royal Caribbean Cruises Ltd.	558
7	Ruby Tuesday, Inc.*	51
2	rue21, inc.*	54
4	Ruth’s Hospitality Group, Inc.*	36
5	Ryland Group, Inc. (The)	179
1	Saga Communications, Inc., Class A	44
12	Saks, Inc.*	137
1	Salem Communications Corp., Class A	6
17	Sally Beauty Holdings, Inc.*	472
3	Scholastic Corp.	90
6	Scientific Games Corp., Class A*	54
9	Scripps Networks Interactive, Inc., Class A	567
5	Sealy Corp.*	11
4	Sears Holdings Corp.*	180
1	Sears Hometown and Outlet Stores, Inc.*	45
6	Select Comfort Corp.*	123
23	Service Corp. International	357
6	SHFL Entertainment, Inc.*	95
1	Shiloh Industries, Inc.	10
2	Shoe Carnival, Inc.	39
4	Shutterfly, Inc.*	173
1	Shutterstock, Inc.*	33
9	Signet Jewelers Ltd.	551
5	Sinclair Broadcast Group, Inc., Class A	70
410	Sirius XM Radio, Inc.	1,271
4	Six Flags Entertainment Corp.	267
4	Skechers U.S.A., Inc., Class A*	84
2	Skullcandy, Inc.*	12
7	Smith & Wesson Holding Corp.*	67
5	Sonic Automotive, Inc., Class A	112
6	Sonic Corp.*	68
7	Sotheby’s	268
4	Spartan Motors, Inc.	21
1	Speedway Motorsports, Inc.	16
3	Stage Stores, Inc.	74
2	Standard Motor Products, Inc.	49
12	Standard Pacific Corp.*	98
74	Staples, Inc.	975
82	Starbucks Corp.	4,495
21	Starwood Hotels & Resorts Worldwide, Inc.	1,267
12	Starz - Liberty Capital*	223
3	Stein Mart, Inc.	26
2	Steiner Leisure Ltd.*	94
1	Steinway Musical Instruments, Inc.*	22
4	Steven Madden Ltd.*	176
8	Stewart Enterprises, Inc., Class A	68
3	Stoneridge, Inc.*	19
1	Strayer Education, Inc.	49
2	Sturm Ruger & Co., Inc.	109
2	Superior Industries International, Inc.	43
1	Systemax, Inc.	10
71	Target Corp.	4,470
6	Tempur-Pedic International, Inc.*	246
7	Tenneco, Inc.*	248
8	Tesla Motors, Inc.*	279
7	Texas Roadhouse, Inc.	135
40	Thomson Reuters Corp.	1,223
5	Thor Industries, Inc.	188

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14	Tiffany & Co.	$940
1	Tilly’s, Inc., Class A*	13
32	Time Warner Cable, Inc.	2,764
103	Time Warner, Inc.	5,477
80	TJX Cos., Inc.	3,598
15	Toll Brothers, Inc.*	512
1	Tower International, Inc.*	12
2	Town Sports International Holdings, Inc.	19
8	Tractor Supply Co.	832
9	TripAdvisor, Inc.*	409
3	True Religion Apparel, Inc.	80
11	TRW Automotive Holdings Corp.*	646
5	Tuesday Morning Corp.*	44
2	Tumi Holdings, Inc.*	47
6	Tupperware Brands Corp.	469
2	U.S. Auto Parts Network, Inc.*	3
7	Ulta Salon Cosmetics & Fragrance, Inc.	620
8	Under Armour, Inc., Class A*	394
2	Unifi, Inc.*	31
2	Universal Electronics, Inc.*	39
2	Universal Technical Institute, Inc.	23
11	Urban Outfitters, Inc.*	446
4	Vail Resorts, Inc.	221
4	Valassis Communications, Inc.	110
2	Vera Bradley, Inc.*	50
9	VF Corp.	1,451
53	Viacom, Inc., Class B	3,098
30	Virgin Media, Inc.	1,392
6	Visteon Corp.*	350
2	Vitacost.com, Inc.*	15
3	Vitamin Shoppe, Inc.*	158
2	VOXX International Corp.*	20
193	Walt Disney Co. (The)	10,536
3	Weight Watchers International, Inc.	129
30	Wendy’s Co. (The)	171
2	West Marine, Inc.*	25
10	Wet Seal, Inc. (The), Class A*	29
1	Weyco Group, Inc.	23
8	Whirlpool Corp.	904
10	Williams-Sonoma, Inc.	454
3	Winnebago Industries, Inc.*	58
6	WMS Industries, Inc.*	150
5	Wolverine World Wide, Inc.	211
3	World Wrestling Entertainment, Inc., Class A	25
15	Wyndham Worldwide Corp.	904
9	Wynn Resorts Ltd.	1,052
50	Yum! Brands, Inc.	3,274
3	Zagg, Inc.*	22
2	Zumiez, Inc.*	46
		225,028
	Consumer Staples — 3.2%

9	Alliance One International, Inc.*	34
219	Altria Group, Inc.	7,347
2	Andersons, Inc. (The)	98
1	Annie’s, Inc.*	42
71	Archer-Daniels-Midland Co.	2,262
47	Avon Products, Inc.	919
6	B&G Foods, Inc.	176
17	Beam, Inc.	1,038
1	Boston Beer Co., Inc. (The), Class A*	155
6	Boulder Brands, Inc.*	51
16	Brown-Forman Corp., Class B	1,050
16	Bunge Ltd.	1,186
1	Calavo Growers, Inc.	28
2	Cal-Maine Foods, Inc.	81
19	Campbell Soup Co.	782
4	Casey’s General Stores, Inc.	226
7	Central European Distribution Corp.*	5
4	Central Garden and Pet Co., Class A*	35
1	Chefs’ Warehouse, Inc. (The)*	18
5	Chiquita Brands International, Inc.*	31
15	Church & Dwight Co., Inc.	929
14	Clorox Co. (The)	1,176
1	Coca-Cola Bottling Co. Consolidated	65
419	Coca-Cola Co. (The)	16,224
30	Coca-Cola Enterprises, Inc.	1,073
51	Colgate-Palmolive Co.	5,836
45	ConAgra Foods, Inc.	1,535
16	Constellation Brands, Inc., Class A*	708
47	Costco Wholesale Corp.	4,761
1	Craft Brew Alliance, Inc.*	7
1	Crimson Wine Group Ltd.*	7
138	CVS Caremark Corp.	7,055
13	Darling International, Inc.*	217
20	Dean Foods Co.*	332
2	Diamond Foods, Inc.*	31
4	Dole Food Co., Inc.*	45
23	Dr. Pepper Snapple Group, Inc.	1,003
3	Elizabeth Arden, Inc.*	117
7	Energizer Holdings, Inc.	644
25	Estee Lauder Cos., Inc. (The), Class A	1,603
1	Farmer Bros Co.*	13
2	Female Health Co. (The)	14
12	Flowers Foods, Inc.	338
4	Fresh Del Monte Produce, Inc.	104
3	Fresh Market, Inc. (The)*	140
70	General Mills, Inc.	3,238
15	Green Mountain Coffee Roasters, Inc.*	716
34	H. J. Heinz Co.	2,463
4	Hain Celestial Group, Inc. (The)*	219
4	Harbinger Group, Inc.*	34
5	Harris Teeter Supermarkets, Inc.	215
12	Herbalife Ltd.	484
16	Hershey Co. (The)	1,333
13	Hillshire Brands Co. (The)	421
14	Hormel Foods Corp.	524
1	Ingles Markets, Inc., Class A	21
8	Ingredion, Inc.	530
2	Inter Parfums, Inc.	50
1	Inventure Foods, Inc.*	7
2	J&J Snack Foods Corp.	138
12	J.M. Smucker Co. (The)	1,144
1	John B. Sanfilippo & Son, Inc.	19
26	Kellogg Co.	1,573
42	Kimberly-Clark Corp.	3,960
64	Kraft Foods Group, Inc.	3,102
57	Kroger Co. (The)	1,665
2	Lancaster Colony Corp.	146
1	Limoneira Co.	20
42	Lorillard, Inc.	1,619
14	McCormick & Co., Inc. (Non-Voting)	942
22	Mead Johnson Nutrition Co.	1,648
1	Medifast, Inc.*	23
14	Molson Coors Brewing Co., Class B	619
191	Mondelez International, Inc., Class A	5,281
16	Monster Beverage Corp.*	807
1	Nash Finch Co.	19

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	National Beverage Corp.	$13
1	Natural Grocers by Vitamin Cottage, Inc.*	21
1	Nature’s Sunshine Products, Inc.	15
6	Nu Skin Enterprises, Inc., Class A	247
1	Nutraceutical International Corp.	16
1	Oil-Dri Corp. of America	28
2	Omega Protein Corp.*	17
1	Orchids Paper Products Co.	22
3	Pantry, Inc. (The)*	37
169	PepsiCo, Inc.	12,805
184	Philip Morris International, Inc.	16,882
7	Pilgrim’s Pride Corp.*	62
3	Post Holdings, Inc.*	116
5	Prestige Brands Holdings, Inc.*	119
2	Pricesmart, Inc.	148
295	Procter & Gamble Co. (The)	22,473
1	Revlon, Inc., Class A*	23
35	Reynolds American, Inc.	1,529
71	Rite Aid Corp.*	116
2	Roundy’s, Inc.	12
26	Safeway, Inc.	620
2	Sanderson Farms, Inc.	102
1	Seneca Foods Corp., Class A*	31
15	Smithfield Foods, Inc.*	334
5	Snyder’s-Lance, Inc.	124
2	Spartan Stores, Inc.	33
2	Spectrum Brands Holdings, Inc.	108
16	Star Scientific, Inc.*	28
23	SUPERVALU, Inc.	91
1	Susser Holdings Corp.*	44
2	Synutra International, Inc.*	9
63	Sysco Corp.	2,026
3	Tootsie Roll Industries, Inc.	84
4	TreeHouse Foods, Inc.*	234
31	Tyson Foods, Inc., Class A	703
5	United Natural Foods, Inc.*	253
3	Universal Corp.	167
1	USANA Health Sciences, Inc.*	44
6	Vector Group Ltd.	96
1	Village Super Market, Inc., Class A	33
93	Walgreen Co.	3,807
182	Wal-Mart Stores, Inc.	12,882
2	WD-40 Co.	108
1	Weis Markets, Inc.	40
2	WhiteWave Foods Co., Class A*	31
20	Whole Foods Market, Inc.	1,712
		170,966
	Energy — 3.4%

9	Abraxas Petroleum Corp.*	18
1	Alon USA Energy, Inc.	19
24	Alpha Natural Resources, Inc.*	192
3	Amyris, Inc.*	9
54	Anadarko Petroleum Corp.	4,297
42	Apache Corp.	3,119
1	Apco Oil and Gas International, Inc.	13
4	Approach Resources, Inc.*	99
23	Arch Coal, Inc.	120
6	Atwood Oceanics, Inc.*	307
47	Baker Hughes, Inc.	2,107
3	Basic Energy Services, Inc.*	44
6	Berry Petroleum Co., Class A	275
5	Bill Barrett Corp.*	90
1	Bolt Technology Corp.	16
1	Bonanza Creek Energy, Inc.*	34
11	BPZ Resources, Inc.*	27
4	Bristow Group, Inc.	233
5	C&J Energy Services, Inc.*	121
23	Cabot Oil & Gas Corp.	1,425
10	Cal Dive International, Inc.*	18
4	Callon Petroleum Co.*	22
27	Cameron International Corp.*	1,720
2	CARBO Ceramics, Inc.	182
4	Carrizo Oil & Gas, Inc.*	94
1	Ceres, Inc.*	4
23	Cheniere Energy, Inc.*	490
71	Chesapeake Energy Corp.	1,431
213	Chevron Corp.	24,953
9	Cimarex Energy Co.	606
1	Clayton Williams Energy, Inc.*	40
7	Clean Energy Fuels Corp.*	88
7	Cloud Peak Energy, Inc.*	120
20	Cobalt International Energy, Inc.*	493
5	Comstock Resources, Inc.*	71
11	Concho Resources, Inc.*	990
136	ConocoPhillips	7,881
25	CONSOL Energy, Inc.	804
1	Contango Oil & Gas Co.	39
5	Continental Resources, Inc.*	440
2	Crimson Exploration, Inc.*	6
4	Crosstex Energy, Inc.	67
2	CVR Energy, Inc.	112
1	Dawson Geophysical Co.*	31
2	Delek U.S. Holdings, Inc.	75
42	Denbury Resources, Inc.*	761
44	Devon Energy Corp.	2,387
7	Diamond Offshore Drilling, Inc.	488
2	Diamondback Energy, Inc.*	45
8	Dresser-Rand Group, Inc.*	493
4	Dril-Quip, Inc.*	329
2	Emerald Oil, Inc.*	14
5	Endeavour International Corp.*	13
8	Energen Corp.	370
9	Energy XXI Bermuda Ltd.	268
29	EOG Resources, Inc.	3,646
3	EPL Oil & Gas, Inc.*	77
14	EQT Corp.	883
2	Era Group, Inc.*	40
2	Evolution Petroleum Corp.*	21
13	EXCO Resources, Inc.	86
7	Exterran Holdings, Inc.*	177
504	Exxon Mobil Corp.	45,133
26	FMC Technologies, Inc.*	1,350
2	Forbes Energy Services Ltd.*	6
13	Forest Oil Corp.*	75
2	Forum Energy Technologies, Inc.*	53
6	Frontline Ltd.*	12
6	FX Energy, Inc.*	21
3	GasLog Ltd.	38
6	Gastar Exploration Ltd.*	7
1	Geospace Technologies Corp.*	97
3	Gevo, Inc.*	6
2	Global Geophysical Services, Inc.*	5
5	Golar LNG Ltd.	190
3	Goodrich Petroleum Corp.*	39
3	Green Plains Renewable Energy, Inc.*	28
2	Gulf Island Fabrication, Inc.	48
3	GulfMark Offshore, Inc., Class A	107
8	Gulfport Energy Corp.*	328
12	Halcon Resources Corp.*	85
1	Hallador Energy Co.	8

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
100	Halliburton Co.	$4,151
4	Harvest Natural Resources, Inc.*	22
15	Heckmann Corp.*	53
11	Helix Energy Solutions Group, Inc.*	258
10	Helmerich & Payne, Inc.	663
17	Hercules Offshore, Inc.*	115
33	Hess Corp.	2,195
22	HollyFrontier Corp.	1,236
4	Hornbeck Offshore Services, Inc.*	170
14	ION Geophysical Corp.*	93
16	Key Energy Services, Inc.*	137
53	Kinder Morgan, Inc.	1,965
3	KiOR, Inc., Class A*	17
3	Knightsbridge Tankers Ltd.	21
28	Kodiak Oil & Gas Corp.*	249
8	Kosmos Energy Ltd.*	87
2	Laredo Petroleum Holdings, Inc.*	34
4	Lufkin Industries, Inc.	259
16	Magnum Hunter Resources Corp.*	62
76	Marathon Oil Corp.	2,546
37	Marathon Petroleum Corp.	3,067
2	Matador Resources Co.*	16
3	Matrix Service Co.*	47
25	McDermott International, Inc.*	318
11	McMoRan Exploration Co.*	177
3	Midstates Petroleum Co., Inc.*	22
3	Miller Energy Resources, Inc.*	12
1	Mitcham Industries, Inc.*	15
21	Murphy Oil Corp.	1,278
31	Nabors Industries Ltd.*	520
46	National Oilwell Varco, Inc.	3,134
1	Natural Gas Services Group, Inc.*	17
15	Newfield Exploration Co.*	347
10	Newpark Resources, Inc.*	88
19	Noble Energy, Inc.	2,106
6	Nordic American Tankers Ltd.	54
7	Northern Oil and Gas, Inc.*	96
9	Oasis Petroleum, Inc.*	330
87	Occidental Petroleum Corp.	7,163
12	Oceaneering International, Inc.	763
6	Oil States International, Inc.*	457
1	Panhandle Oil and Gas, Inc., Class A	27
13	Parker Drilling Co.*	62
16	Patterson-UTI Energy, Inc.	373
3	PDC Energy, Inc.*	140
29	Peabody Energy Corp.	625
6	Penn Virginia Corp.	24
6	PetroQuest Energy, Inc.*	23
1	PHI, Inc. (Non-Voting)*	32
67	Phillips 66	4,218
7	Pioneer Energy Services Corp.*	61
14	Pioneer Natural Resources Co.	1,761
14	Plains Exploration & Production Co.*	635
19	QEP Resources, Inc.	579
13	Quicksilver Resources, Inc.*	24
17	Range Resources Corp.	1,306
1	Renewable Energy Group, Inc.*	7
25	Rentech, Inc.	68
5	Resolute Energy Corp.*	51
1	REX American Resources Corp.*	23
5	Rex Energy Corp.*	67
1	RigNet, Inc.*	20
6	Rosetta Resources, Inc.*	292
13	Rowan Cos. plc, Class A*	450
7	RPC, Inc.	113
1	Sanchez Energy Corp.*	19
53	SandRidge Energy, Inc.*	302
2	Saratoga Resources, Inc.*	6
144	Schlumberger Ltd.	11,210
9	Scorpio Tankers, Inc.*	77
2	SEACOR Holdings, Inc.	139
5	SemGroup Corp., Class A*	230
5	Ship Finance International Ltd.	85
7	SM Energy Co.	405
4	Solazyme, Inc.*	35
38	Southwestern Energy Co.*	1,302
70	Spectra Energy Corp.	2,033
5	Stone Energy Corp.*	102
17	Superior Energy Services, Inc.*	450
5	Swift Energy Co.*	68
4	Synergy Resources Corp.*	27
3	Targa Resources Corp.	183
4	Teekay Corp.	139
7	Teekay Tankers Ltd., Class A	17
3	Tesco Corp.*	38
15	Tesoro Corp.	844
8	TETRA Technologies, Inc.*	74
2	TGC Industries, Inc.	19
6	Tidewater, Inc.	284
5	Triangle Petroleum Corp.*	31
16	Ultra Petroleum Corp.*	273
5	Unit Corp.*	227
7	Uranerz Energy Corp.*	9
9	Uranium Energy Corp.*	21
6	Vaalco Energy, Inc.*	49
60	Valero Energy Corp.	2,735
21	Vantage Drilling Co.*	34
4	W&T Offshore, Inc.	59
8	Warren Resources, Inc.*	21
6	Western Refining, Inc.	215
1	Westmoreland Coal Co.*	11
13	Whiting Petroleum Corp.*	633
4	Willbros Group, Inc.*	27
73	Williams Cos., Inc. (The)	2,534
8	World Fuel Services Corp.	304
21	WPX Energy, Inc.*	298
3	ZaZa Energy Corp.*	5
		181,991
	Financials — 5.7%

2	1st Source Corp.	47
3	1st United Bancorp, Inc./FL	18
5	Acadia Realty Trust (REIT)	135
1	Access National Corp.	16
37	ACE Ltd.	3,159
6	Affiliated Managers Group, Inc.*	877
50	Aflac, Inc.	2,497
3	AG Mortgage Investment Trust, Inc. (REIT)	79
1	Agree Realty Corp. (REIT)	28
5	Alexander & Baldwin, Inc.*	176
7	Alexandria Real Estate Equities, Inc. (REIT)	498
2	Alleghany Corp.*	756
1	Alliance Financial Corp./NY	44
4	Allied World Assurance Co. Holdings AG	351
53	Allstate Corp. (The)	2,439
9	Alterra Capital Holdings Ltd.	276
4	American Assets Trust, Inc. (REIT)	121
11	American Campus Communities, Inc. (REIT)	497

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
37	American Capital Agency Corp. (REIT)	$1,174
34	American Capital Ltd.*	475
6	American Capital Mortgage Investment Corp. (REIT)	154
6	American Equity Investment Life Holding Co.	83
108	American Express Co.	6,712
9	American Financial Group, Inc./OH	396
70	American International Group, Inc.*	2,661
1	American National Bankshares, Inc.	20
1	American National Insurance Co.	80
1	American Safety Insurance Holdings Ltd.*	23
43	American Tower Corp. (REIT)	3,337
22	Ameriprise Financial, Inc.	1,510
3	Ameris Bancorp*	42
2	AMERISAFE, Inc.*	65
1	Ames National Corp.	21
3	AmTrust Financial Services, Inc.	100
105	Annaly Capital Management, Inc. (REIT)	1,626
15	Anworth Mortgage Asset Corp. (REIT)	91
35	Aon plc	2,138
15	Apartment Investment & Management Co., Class A (REIT)	444
3	Apollo Commercial Real Estate Finance, Inc. (REIT)	52
22	Apollo Investment Corp.	191
3	Apollo Residential Mortgage, Inc. (REIT)	67
15	Arch Capital Group Ltd.*	737
27	Ares Capital Corp.	500
1	Ares Commercial Real Estate Corp. (REIT)	17
3	Argo Group International Holdings Ltd.	114
1	Arlington Asset Investment Corp., Class A	26
40	ARMOUR Residential REIT, Inc. (REIT)	268
1	Arrow Financial Corp.	24
13	Arthur J. Gallagher & Co.	500
3	Artio Global Investors, Inc.	8
6	Ashford Hospitality Trust, Inc. (REIT)	71
8	Aspen Insurance Holdings Ltd.	287
2	Asset Acceptance Capital Corp.*	11
19	Associated Banc-Corp	273
5	Associated Estates Realty Corp. (REIT)	87
9	Assurant, Inc.	378
18	Assured Guaranty Ltd.	336
1	Asta Funding, Inc.	10
9	Astoria Financial Corp.	88
1	AV Homes, Inc.*	15
12	AvalonBay Communities, Inc. (REIT)	1,498
11	Axis Capital Holdings Ltd.	448
1	Baldwin & Lyons, Inc., Class B	23
1	Bancfirst Corp.	40
3	Banco Latinoamericano de Comercio Exterior S.A., Class E	73
3	Bancorp, Inc. (The)/DE*	38
10	BancorpSouth, Inc.	153
5	Bank Mutual Corp.	29
1,162	Bank of America Corp.	13,049
5	Bank of Hawaii Corp.	242
1	Bank of Kentucky Financial Corp.	27
1	Bank of Marin Bancorp	38
129	Bank of New York Mellon Corp. (The)	3,501
3	Bank of the Ozarks, Inc.	115
2	BankFinancial Corp.	16
4	BankUnited, Inc.	113
2	Banner Corp.	59
75	BB&T Corp.	2,277
8	BBCN Bancorp, Inc.	99
4	Beneficial Mutual Bancorp, Inc.*	38
192	Berkshire Hathaway, Inc., Class B*	19,615
3	Berkshire Hills Bancorp, Inc.	73
11	BGC Partners, Inc., Class A	47
18	BioMed Realty Trust, Inc. (REIT)	380
8	BlackRock Kelso Capital Corp.	84
14	BlackRock, Inc.	3,356
1	BofI Holding, Inc.*	34
3	BOK Financial Corp.	178
8	Boston Private Financial Holdings, Inc.	73
16	Boston Properties, Inc. (REIT)	1,662
15	Brandywine Realty Trust (REIT)	206
8	BRE Properties, Inc. (REIT)	389
1	Bridge Bancorp, Inc.	21
1	Bridge Capital Holdings*	15
8	Brookline Bancorp, Inc.	73
13	Brown & Brown, Inc.	390
1	Bryn Mawr Bank Corp.	23
1	BSB Bancorp, Inc./MA*	13
2	Calamos Asset Management, Inc., Class A	22
1	Camden National Corp.	34
9	Camden Property Trust (REIT)	622
4	Campus Crest Communities, Inc. (REIT)	50
1	Cape Bancorp, Inc.	9
1	Capital Bank Financial Corp., Class A*	18
1	Capital City Bank Group, Inc.*	11
63	Capital One Financial Corp.	3,215
23	CapitalSource, Inc.	207
16	Capitol Federal Financial, Inc.	189
8	CapLease, Inc. (REIT)	48
11	Capstead Mortgage Corp. (REIT)	138
3	Cardinal Financial Corp.	48
1	Cascade Bancorp*	6
3	Cash America International, Inc.	152
8	Cathay General Bancorp	156
16	CBL & Associates Properties, Inc. (REIT)	364
9	CBOE Holdings, Inc.	323
35	CBRE Group, Inc., Class A*	846
6	Cedar Realty Trust, Inc. (REIT)	34
1	Center Bancorp, Inc.	12
3	CenterState Banks, Inc.	25
2	Central Pacific Financial Corp.*	31
116	Charles Schwab Corp. (The)	1,884
1	Charter Financial Corp./GA	12
2	Chatham Lodging Trust (REIT)	33
3	Chemical Financial Corp.	73
5	Chesapeake Lodging Trust (REIT)	108
111	Chimera Investment Corp. (REIT)	331
29	Chubb Corp. (The)	2,437
1	CIFC Corp.*	8

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Cincinnati Financial Corp.	$720
22	CIT Group, Inc.*	921
316	Citigroup, Inc.	13,263
1	Citizens & Northern Corp.	19
4	Citizens Republic Bancorp, Inc.*	82
4	Citizens, Inc./TX*	37
2	City Holding Co.	76
5	City National Corp./CA	284
1	Clifton Savings Bancorp, Inc.	11
36	CME Group, Inc.	2,154
3	CNA Financial Corp.	95
1	CNB Financial Corp./PA	17
22	CNO Financial Group, Inc.	241
4	CoBiz Financial, Inc.	33
2	Cohen & Steers, Inc.	66
9	Colonial Properties Trust (REIT)	194
7	Colony Financial, Inc. (REIT)	155
4	Columbia Banking System, Inc.	80
21	Comerica, Inc.	722
9	Commerce Bancshares, Inc./MO	343
9	CommonWealth REIT (REIT)	227
4	Community Bank System, Inc.	115
2	Community Trust Bancorp, Inc.	68
2	Coresite Realty Corp. (REIT)	65
9	Corporate Office Properties Trust (REIT)	233
11	Corrections Corp. of America (REIT)	422
10	Cousins Properties, Inc. (REIT)	97
9	Cowen Group, Inc., Class A*	23
3	Crawford & Co., Class B	25
1	Credit Acceptance Corp.*	111
7	CreXus Investment Corp. (REIT)	93
13	CubeSmart (REIT)	192
6	Cullen/Frost Bankers, Inc.	363
10	CVB Financial Corp.	106
19	CYS Investments, Inc. (REIT)	225
29	DCT Industrial Trust, Inc. (REIT)	211
26	DDR Corp. (REIT)	449
5	DFC Global Corp.*	93
20	DiamondRock Hospitality Co. (REIT)	179
13	Digital Realty Trust, Inc. (REIT)	871
3	Dime Community Bancshares, Inc.	43
54	Discover Financial Services	2,081
1	Donegal Group, Inc., Class A	14
14	Doral Financial Corp.*	8
15	Douglas Emmett, Inc. (REIT)	368
3	Duff & Phelps Corp., Class A	47
35	Duke Realty Corp. (REIT)	566
7	DuPont Fabros Technology, Inc. (REIT)	162
6	Dynex Capital, Inc. (REIT)	65
31	E*TRADE Financial Corp.*	332
2	Eagle Bancorp, Inc.*	43
16	East West Bancorp, Inc.	394
1	Eastern Insurance Holdings, Inc.	19
3	EastGroup Properties, Inc. (REIT)	170
12	Eaton Vance Corp.	458
12	Education Realty Trust, Inc. (REIT)	131
2	eHealth, Inc.*	31
3	Employers Holdings, Inc.	63
2	Encore Capital Group, Inc.*	59
5	Endurance Specialty Holdings Ltd.	220
1	Enstar Group Ltd.*	125
1	Enterprise Bancorp, Inc./MA	16
2	Enterprise Financial Services Corp.	28
2	Epoch Holding Corp.	56
5	EPR Properties (REIT)	244
4	Equity Lifestyle Properties, Inc. (REIT)	295
6	Equity One, Inc. (REIT)	141
35	Equity Residential (REIT)	1,926
3	Erie Indemnity Co., Class A	220
1	ESB Financial Corp.	14
1	ESSA Bancorp, Inc.	11
4	Essex Property Trust, Inc. (REIT)	596
2	EverBank Financial Corp.	30
3	Evercore Partners, Inc., Class A	122
6	Everest Re Group Ltd.	748
5	Excel Trust, Inc. (REIT)	63
12	Extra Space Storage, Inc. (REIT)	449
5	EZCORP, Inc., Class A*	103
2	Farmers National Banc Corp.	12
1	FBL Financial Group, Inc., Class A	36
1	FBR & Co.*	18
1	Federal Agricultural Mortgage Corp., Class C	34
7	Federal Realty Investment Trust (REIT)	743
10	Federated Investors, Inc., Class B	232
13	FelCor Lodging Trust, Inc. (REIT)*	65
24	Fidelity National Financial, Inc., Class A	599
1	Fidelity Southern Corp.*	11
1	Fidus Investment Corp.	18
11	Fifth Street Finance Corp.	118
99	Fifth Third Bancorp	1,568
5	Financial Engines, Inc.*	163
1	Financial Institutions, Inc.	20
11	First American Financial Corp.	267
1	First Bancorp, Inc./ME	17
8	First BanCorp./Puerto Rico*	44
2	First Bancorp/NC	27
8	First Busey Corp.	36
2	First California Financial Group, Inc.*	16
3	First Cash Financial Services, Inc.*	159
1	First Citizens BancShares, Inc./NC, Class A	180
11	First Commonwealth Financial Corp.	80
2	First Community Bancshares, Inc./VA	31
2	First Connecticut Bancorp, Inc./CT	29
1	First Defiance Financial Corp.	23
6	First Financial Bancorp	92
3	First Financial Bankshares, Inc.	134
1	First Financial Corp./IN	31
2	First Financial Holdings, Inc.	40
2	First Financial Northwest, Inc.*	16
27	First Horizon National Corp.	287
11	First Industrial Realty Trust, Inc. (REIT)*	175
2	First Interstate BancSystem, Inc.	37
6	First Marblehead Corp. (The)*	5
3	First Merchants Corp.	45
8	First Midwest Bancorp, Inc./IL	100
38	First Niagara Financial Group, Inc.	311
1	First of Long Island Corp. (The)	29
1	First Pactrust Bancorp, Inc.	10
5	First Potomac Realty Trust (REIT)	71
11	First Republic Bank/CA	401
12	FirstMerit Corp.	181
3	Flushing Financial Corp.	47
15	FNB Corp./PA	170
1	FNB United Corp.*	10

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Forest City Enterprises, Inc., Class A*	$257
4	Forestar Group, Inc.*	70
1	Fortegra Financial Corp.*	9
1	Fox Chase Bancorp, Inc.	17
1	Franklin Financial Corp./VA	18
15	Franklin Resources, Inc.	2,119
8	Franklin Street Properties Corp. (REIT)	110
22	Fulton Financial Corp.	250
3	FXCM, Inc., Class A	39
2	Gain Capital Holdings, Inc.	9
1	GAMCO Investors, Inc., Class A	53
57	General Growth Properties, Inc. (REIT)	1,091
53	Genworth Financial, Inc., Class A*	453
8	Geo Group, Inc. (The) (REIT)	276
1	German American Bancorp, Inc.	22
3	Getty Realty Corp. (REIT)	60
7	GFI Group, Inc.	25
8	Glacier Bancorp, Inc.	140
2	Gladstone Capital Corp.	18
1	Gladstone Commercial Corp. (REIT)	19
3	Gladstone Investment Corp.	22
15	Glimcher Realty Trust (REIT)	169
1	Global Indemnity plc*	23
53	Goldman Sachs Group, Inc. (The)	7,937
2	Golub Capital BDC, Inc.	33
5	Government Properties Income Trust (REIT)	132
5	Gramercy Capital Corp./NY (REIT)*	19
1	Great Southern Bancorp, Inc.	24
3	Green Dot Corp., Class A*	42
3	Greenhill & Co., Inc.	182
3	Greenlight Capital Re Ltd., Class A*	72
2	GSV Capital Corp.*	17
8	Guaranty Bancorp*	16
2	Hallmark Financial Services*	18
8	Hancock Holding Co.	242
3	Hanmi Financial Corp.*	51
5	Hanover Insurance Group, Inc. (The)	213
3	Harris & Harris Group, Inc.*	11
48	Hartford Financial Services Group, Inc.	1,133
11	Hatteras Financial Corp. (REIT)	294
11	HCC Insurance Holdings, Inc.	440
49	HCP, Inc. (REIT)	2,395
28	Health Care REIT, Inc. (REIT)	1,796
9	Healthcare Realty Trust, Inc. (REIT)	239
2	Heartland Financial USA, Inc.	47
6	Hercules Technology Growth Capital, Inc.	75
2	Heritage Commerce Corp.*	14
2	Heritage Financial Corp./WA	28
1	Heritage Financial Group, Inc.	14
2	Heritage Oaks Bancorp*	11
19	Hersha Hospitality Trust (REIT)	107
4	HFF, Inc., Class A	73
8	Highwoods Properties, Inc. (REIT)	292
4	Hilltop Holdings, Inc.*	51
1	Home Bancorp, Inc.*	18
2	Home BancShares, Inc./AR	68
2	Home Federal Bancorp, Inc./ID	23
6	Home Loan Servicing Solutions Ltd.	135
6	Home Properties, Inc. (REIT)	375
1	Homeowners Choice, Inc.	20
1	HomeStreet, Inc.*	25
2	HomeTrust Bancshares, Inc.*	31
4	Horace Mann Educators Corp.	82
1	Horizon Bancorp/IN	20
1	Horizon Technology Finance Corp.	15
13	Hospitality Properties Trust (REIT)	347
78	Host Hotels & Resorts, Inc. (REIT)	1,300
3	Howard Hughes Corp. (The)*	230
57	Hudson City Bancorp, Inc.	486
5	Hudson Pacific Properties, Inc. (REIT)	113
2	Hudson Valley Holding Corp.	30
93	Huntington Bancshares, Inc./OH	654
3	Iberiabank Corp.	151
4	ICG Group, Inc.*	52
1	Independence Holding Co.	9
2	Independent Bank Corp./MA	63
1	Infinity Property & Casualty Corp.	56
8	Inland Real Estate Corp. (REIT)	77
4	Interactive Brokers Group, Inc., Class A	59
8	IntercontinentalExchange, Inc.*	1,239
6	International Bancshares Corp.	121
1	INTL FCStone, Inc.*	18
48	Invesco Ltd.	1,286
14	Invesco Mortgage Capital, Inc. (REIT)	294
4	Investment Technology Group, Inc.*	48
5	Investors Bancorp, Inc.	88
10	Investors Real Estate Trust (REIT)	95
9	iStar Financial, Inc. (REIT)*	90
20	Janus Capital Group, Inc.	185
1	JAVELIN Mortgage Investment Corp. (REIT)	19
2	JMP Group, Inc.	12
5	Jones Lang LaSalle, Inc.	483
410	JPMorgan Chase & Co.	20,057
3	KCAP Financial, Inc.	30
2	Kearny Financial Corp.	20
5	Kemper Corp.	158
5	Kennedy-Wilson Holdings, Inc.	80
103	KeyCorp	967
8	Kilroy Realty Corp. (REIT)	422
44	Kimco Realty Corp. (REIT)	958
7	Kite Realty Group Trust (REIT)	46
20	Knight Capital Group, Inc., Class A*	74
11	Ladenburg Thalmann Financial Services, Inc.*	14
3	Lakeland Bancorp, Inc.	29
2	Lakeland Financial Corp.	49
10	LaSalle Hotel Properties (REIT)	254
12	Lazard Ltd., Class A	431
14	Legg Mason, Inc.	399
34	Leucadia National Corp.	915
14	Lexington Realty Trust (REIT)	160
11	Liberty Property Trust (REIT)	427
31	Lincoln National Corp.	916
34	Loews Corp.	1,466
5	LPL Financial Holdings, Inc.	158
3	LTC Properties, Inc. (REIT)	116
14	M&T Bank Corp.	1,429
14	Macerich Co. (The) (REIT)	842
9	Mack-Cali Realty Corp. (REIT)	255
5	Maiden Holdings Ltd.	50
3	Main Street Capital Corp.	96
2	MainSource Financial Group, Inc.	28
1	Manning & Napier, Inc.	15
1	Markel Corp.*	483
4	MarketAxess Holdings, Inc.	156

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Marlin Business Services Corp.	$19
59	Marsh & McLennan Cos., Inc.	2,191
6	MB Financial, Inc.	142
15	MBIA, Inc.*	145
8	MCG Capital Corp.	36
30	McGraw-Hill Cos., Inc. (The)	1,396
5	Meadowbrook Insurance Group, Inc.	35
2	Medallion Financial Corp.	26
15	Medical Properties Trust, Inc. (REIT)	218
3	Medley Capital Corp.	45
1	Mercantile Bank Corp.	17
1	Merchants Bancshares, Inc.	29
3	Mercury General Corp.	117
1	Meridian Interstate Bancorp, Inc.*	18
92	MetLife, Inc.	3,260
2	Metro Bancorp, Inc.*	33
2	MetroCorp Bancshares, Inc.*	21
38	MFA Financial, Inc. (REIT)	337
20	MGIC Investment Corp.*	60
1	MicroFinancial, Inc.	7
4	Mid-America Apartment Communities, Inc. (REIT)	278
1	Middleburg Financial Corp.	20
1	MidSouth Bancorp, Inc.	15
1	MidWestOne Financial Group, Inc.	23
4	Monmouth Real Estate Investment Corp., Class A (REIT)	45
5	Montpelier Re Holdings Ltd.	124
21	Moody’s Corp.	1,009
166	Morgan Stanley	3,743
13	MSCI, Inc.*	431
3	MVC Capital, Inc.	38
13	NASDAQ OMX Group, Inc. (The)	412
1	National Bank Holdings Corp., Class A	18
1	National Bankshares, Inc.	34
4	National Financial Partners Corp.*	79
3	National Health Investors, Inc. (REIT)	194
1	National Interstate Corp.	33
13	National Penn Bancshares, Inc.	127
12	National Retail Properties, Inc. (REIT)	413
2	Nationstar Mortgage Holdings, Inc.*	77
1	Navigators Group, Inc. (The)*	56
4	NBT Bancorp, Inc.	82
3	Nelnet, Inc., Class A	100
3	Netspend Holdings, Inc.*	48
2	New Mountain Finance Corp.	30
47	New York Community Bancorp, Inc.	635
5	New York Mortgage Trust, Inc. (REIT)	35
3	NewStar Financial, Inc.*	41
2	NGP Capital Resources Co.	14
1	Nicholas Financial, Inc.	14
23	Northern Trust Corp.	1,223
2	Northfield Bancorp, Inc./NJ	23
1	Northrim BanCorp, Inc.	22
21	NorthStar Realty Finance Corp. (REIT)	188
11	Northwest Bancshares, Inc.	137
27	NYSE Euronext	1,007
2	OceanFirst Financial Corp.	28
12	Ocwen Financial Corp.*	473
1	OFS Capital Corp.	14
11	Old National Bancorp/IN	149
28	Old Republic International Corp.	336
12	Omega Healthcare Investors, Inc. (REIT)	336
1	OmniAmerican Bancorp, Inc.*	26
1	One Liberty Properties, Inc. (REIT)	22
2	OneBeacon Insurance Group Ltd., Class A	27
1	Oppenheimer Holdings, Inc., Class A	19
5	Oriental Financial Group, Inc.	77
5	Oritani Financial Corp.	74
2	Pacific Continental Corp.	21
1	Pacific Mercantile Bancorp*	6
3	PacWest Bancorp	82
1	Park National Corp.	66
5	Park Sterling Corp.*	28
2	Parkway Properties, Inc./MD (REIT)	34
7	PartnerRe Ltd.	625
1	Peapack Gladstone Financial Corp.	15
7	Pebblebrook Hotel Trust (REIT)	167
7	PennantPark Investment Corp.	81
6	Pennsylvania Real Estate Investment Trust (REIT)	108
6	PennyMac Mortgage Investment Trust (REIT)	153
1	Peoples Bancorp, Inc./OH	22
1	Peoples Federal Bancshares, Inc.	18
36	People’s United Financial, Inc.	472
6	PHH Corp.*	126
1	Phoenix Cos., Inc. (The)*	25
2	PICO Holdings, Inc.*	43
19	Piedmont Office Realty Trust, Inc., Class A (REIT)	374
4	Pinnacle Financial Partners, Inc.*	87
2	Piper Jaffray Cos.*	77
4	Platinum Underwriters Holdings Ltd.	212
17	Plum Creek Timber Co., Inc. (REIT)	825
57	PNC Financial Services Group, Inc.	3,556
11	Popular, Inc.*	307
2	Portfolio Recovery Associates, Inc.*	234
6	Post Properties, Inc. (REIT)	286
4	Potlatch Corp. (REIT)	176
1	Preferred Bank/CA*	16
5	Primerica, Inc.	157
32	Principal Financial Group, Inc.	1,012
7	PrivateBancorp, Inc.	125
7	ProAssurance Corp.	328
66	Progressive Corp. (The)	1,608
50	Prologis, Inc. (REIT)	1,947
22	Prospect Capital Corp.	245
5	Prosperity Bancshares, Inc.	231
9	Protective Life Corp.	287
1	Provident Financial Holdings, Inc.	17
6	Provident Financial Services, Inc.	90
4	Provident New York Bancorp	36
50	Prudential Financial, Inc.	2,779
2	PS Business Parks, Inc. (REIT)	148
15	Public Storage (REIT)	2,268
1	Pzena Investment Management, Inc., Class A	6
14	Radian Group, Inc.	123
6	RAIT Financial Trust (REIT)	43
5	Ramco-Gershenson Properties Trust (REIT)	79
12	Raymond James Financial, Inc.	527
13	Rayonier, Inc. (REIT)	726
5	Realogy Holdings Corp.*	224
19	Realty Income Corp. (REIT)	867

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Redwood Trust, Inc. (REIT)	$182
10	Regency Centers Corp. (REIT)	519
1	Regional Management Corp.*	18
152	Regions Financial Corp.	1,163
8	Reinsurance Group of America, Inc.	460
5	RenaissanceRe Holdings Ltd.	437
3	Renasant Corp.	66
1	Republic Bancorp, Inc./KY, Class A	22
1	Resource America, Inc., Class A	9
11	Resource Capital Corp. (REIT)	75
6	Retail Opportunity Investments Corp. (REIT)	77
9	Retail Properties of America, Inc., Class A (REIT)	133
2	RLI Corp.	138
12	RLJ Lodging Trust (REIT)	257
3	Rockville Financial, Inc.	39
1	Roma Financial Corp.	15
2	Rouse Properties, Inc. (REIT)	33
4	Ryman Hospitality Properties, Inc. (REIT)	179
3	S&T Bancorp, Inc.	54
1	S.Y. Bancorp, Inc.	23
4	Sabra Health Care REIT, Inc. (REIT)	106
2	Safeguard Scientifics, Inc.*	30
1	Safety Insurance Group, Inc.	47
3	Sandy Spring Bancorp, Inc.	58
1	Saul Centers, Inc. (REIT)	44
2	SCBT Financial Corp.	95
8	Seacoast Banking Corp. of Florida*	16
15	SEI Investments Co.	424
1	Select Income REIT (REIT)	28
6	Selective Insurance Group, Inc.	133
20	Senior Housing Properties Trust (REIT)	502
1	SI Financial Group, Inc.	11
1	Sierra Bancorp	13
5	Signature Bank/NY*	371
2	Simmons First National Corp., Class A	50
33	Simon Property Group, Inc. (REIT)	5,242
1	Simplicity Bancorp, Inc.	15
10	SL Green Realty Corp. (REIT)	816
50	SLM Corp.	949
5	Solar Capital Ltd.	123
1	Solar Senior Capital Ltd.	19
2	Southside Bancshares, Inc.	43
2	Southwest Bancorp, Inc./OK*	26
3	Sovran Self Storage, Inc. (REIT)	183
4	Spirit Realty Capital, Inc. (REIT)	80
7	St. Joe Co. (The)*	156
4	STAG Industrial, Inc. (REIT)	85
5	StanCorp Financial Group, Inc.	199
15	Starwood Property Trust, Inc. (REIT)	419
2	State Auto Financial Corp.	34
3	State Bank Financial Corp.	48
53	State Street Corp.	2,999
2	StellarOne Corp.	31
1	Stellus Capital Investment Corp.	15
3	Sterling Bancorp/NY	31
3	Sterling Financial Corp./WA	64
2	Stewart Information Services Corp.	46
8	Stifel Financial Corp.*	264
20	Strategic Hotels & Resorts, Inc. (REIT)*	146
1	Suffolk Bancorp*	14
6	Summit Hotel Properties, Inc. (REIT)	58
4	Sun Bancorp, Inc./NJ*	14
3	Sun Communities, Inc. (REIT)	140
17	Sunstone Hotel Investors, Inc. (REIT)*	193
58	SunTrust Banks, Inc.	1,600
20	Susquehanna Bancshares, Inc.	233
5	SVB Financial Group*	335
3	SWS Group, Inc.*	19
8	Symetra Financial Corp.	105
85	Synovus Financial Corp.	216
27	T. Rowe Price Group, Inc.	1,922
10	Tanger Factory Outlet Centers (REIT)	353
6	Taubman Centers, Inc. (REIT)	460
2	Taylor Capital Group, Inc.*	33
17	TCF Financial Corp.	234
1	TCP Capital Corp.	16
25	TD Ameritrade Holding Corp.	475
1	Tejon Ranch Co.*	29
2	Terreno Realty Corp. (REIT)	36
1	Territorial Bancorp, Inc.	23
4	Texas Capital Bancshares, Inc.*	169
9	TFS Financial Corp.*	95
2	THL Credit, Inc.	31
3	Thomas Properties Group, Inc.	16
5	TICC Capital Corp.	52
1	Tompkins Financial Corp.	41
11	Torchmark Corp.	618
4	Tower Group, Inc.	75
3	TowneBank/VA	44
42	Travelers Cos., Inc. (The)	3,378
1	Tree.com, Inc.	17
3	Triangle Capital Corp.	91
2	Trico Bancshares	34
10	TrustCo Bank Corp NY	52
7	Trustmark Corp.	160
32	Two Harbors Investment Corp. (REIT)	412
204	U.S. Bancorp	6,932
27	UDR, Inc. (REIT)	644
3	UMB Financial Corp.	137
1	UMH Properties, Inc. (REIT)	10
12	Umpqua Holdings Corp.	151
2	Union First Market Bankshares Corp.	36
5	United Bankshares, Inc./WV	130
4	United Community Banks, Inc./GA*	43
2	United Financial Bancorp, Inc.	30
2	United Fire Group, Inc.	49
1	Universal Health Realty Income Trust (REIT)	57
2	Universal Insurance Holdings, Inc.	9
2	Univest Corp. of Pennsylvania	33
29	Unum Group	710
3	Urstadt Biddle Properties, Inc., Class A (REIT)	63
11	Validus Holdings Ltd.	392
21	Valley National Bancorp	211
31	Ventas, Inc. (REIT)	2,194
4	ViewPoint Financial Group, Inc.	83
3	Virginia Commerce Bancorp, Inc.*	41
1	Virtus Investment Partners, Inc.*	168
20	Vornado Realty Trust (REIT)	1,604
12	W. R. Berkley Corp.	498
9	Waddell & Reed Financial, Inc., Class A	369
1	Walker & Dunlop, Inc.*	21
4	Walter Investment Management Corp.*	184

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Washington Banking Co.	$27
12	Washington Federal, Inc.	211
7	Washington Real Estate Investment Trust (REIT)	194
2	Washington Trust Bancorp, Inc.	53
1	Waterstone Financial, Inc.*	8
8	Webster Financial Corp.	176
13	Weingarten Realty Investors (REIT)	398
528	Wells Fargo & Co.	18,522
3	WesBanco, Inc.	70
2	West Bancorp., Inc.	22
2	West Coast Bancorp/OR	47
3	Westamerica Bancorp.	133
8	Western Alliance Bancorp.*	106
2	Western Asset Mortgage Capital Corp. (REIT)	43
3	Westfield Financial, Inc.	23
1	Westwood Holdings Group, Inc.	41
58	Weyerhaeuser Co. (REIT)	1,706
1	White Mountains Insurance Group Ltd.	565
1	Whitestone REIT (REIT)	15
7	Wilshire Bancorp, Inc.*	41
3	Winthrop Realty Trust (REIT)	38
4	Wintrust Financial Corp.	146
6	WisdomTree Investments, Inc.*	55
1	World Acceptance Corp.*	79
1	WSFS Financial Corp.	48
34	XL Group plc	974
20	Zions Bancorp.	483
		310,556
	Health Care — 4.0%

2	Abaxis, Inc.	85
170	Abbott Laboratories	5,744
170	AbbVie, Inc.	6,276
4	Abiomed, Inc.*	64
3	Acadia Healthcare Co., Inc.*	82
6	Accretive Health, Inc.*	57
8	Accuray, Inc.*	34
6	Achillion Pharmaceuticals, Inc.*	49
4	Acorda Therapeutics, Inc.*	119
14	Actavis, Inc.*	1,192
1	Acura Pharmaceuticals, Inc.*	2
3	Aegerion Pharmaceuticals, Inc.*	90
35	Aetna, Inc.	1,652
4	Affymax, Inc.*	11
8	Affymetrix, Inc.*	33
3	Agenus, Inc.*	13
37	Agilent Technologies, Inc.	1,535
4	Air Methods Corp.	179
6	Akorn, Inc.*	83
9	Alere, Inc.*	205
21	Alexion Pharmaceuticals, Inc.*	1,822
8	Align Technology, Inc.*	252
13	Alkermes plc*	282
33	Allergan, Inc.	3,578
18	Allscripts Healthcare Solutions, Inc.*	229
1	Almost Family, Inc.	21
6	Alnylam Pharmaceuticals, Inc.*	142
6	Alphatec Holdings, Inc.*	10
2	AMAG Pharmaceuticals, Inc.*	33
3	Amedisys, Inc.*	34
25	AmerisourceBergen Corp.	1,180
84	Amgen, Inc.	7,678
3	Amicus Therapeutics, Inc.*	8
5	AMN Healthcare Services, Inc.*	70
3	Ampio Pharmaceuticals, Inc.*	12
3	Amsurg Corp.*	91
2	Anacor Pharmaceuticals, Inc.*	7
1	Analogic Corp.	74
3	AngioDynamics, Inc.*	37
1	Anika Therapeutics, Inc.*	12
12	Antares Pharma, Inc.*	41
23	Arena Pharmaceuticals, Inc.*	193
20	Ariad Pharmaceuticals, Inc.*	421
6	Arqule, Inc.*	15
13	Array BioPharma, Inc.*	51
3	ArthroCare Corp.*	105
2	Assisted Living Concepts, Inc., Class A	24
10	Astex Pharmaceuticals, Inc.*	33
4	athenahealth, Inc.*	375
2	AtriCure, Inc.*	18
5	Auxilium Pharmaceuticals, Inc.*	85
15	AVANIR Pharmaceuticals, Inc., Class A*	41
5	AVEO Pharmaceuticals, Inc.*	33
59	Baxter International, Inc.	3,988
22	Becton, Dickinson and Co.	1,937
2	BG Medicine, Inc.*	3
5	BioCryst Pharmaceuticals, Inc.*	6
3	BioDelivery Sciences International, Inc.*	11
26	Biogen Idec, Inc.*	4,325
13	BioMarin Pharmaceutical, Inc.*	754
2	Bio-Rad Laboratories, Inc., Class A*	246
3	Bio-Reference Labs, Inc.*	79
5	BioScrip, Inc.*	55
1	BioSpecifics Technologies Corp.*	16
3	BioTime, Inc.*	13
154	Boston Scientific Corp.*	1,138
182	Bristol-Myers Squibb Co.	6,729
10	Brookdale Senior Living, Inc.*	277
10	Bruker Corp.*	175
9	C.R. Bard, Inc.	890
6	Cadence Pharmaceuticals, Inc.*	29
3	Cambrex Corp.*	35
2	Cantel Medical Corp.	62
3	Capital Senior Living Corp.*	69
37	Cardinal Health, Inc.	1,710
2	Cardiovascular Systems, Inc.*	32
24	CareFusion Corp.*	786
22	Catamaran Corp.*	1,182
47	Celgene Corp.*	4,849
9	Celldex Therapeutics, Inc.*	86
6	Centene Corp.*	270
7	Cepheid, Inc.*	255
16	Cerner Corp.*	1,399
6	Cerus Corp.*	20
5	Charles River Laboratories International, Inc.*	204
2	Chemed Corp.	154
1	ChemoCentryx, Inc.*	13
1	Chindex International, Inc.*	11
31	Cigna Corp.	1,812
1	Clovis Oncology, Inc.*	19
3	Codexis, Inc.*	6
10	Community Health Systems, Inc.	423
1	Computer Programs & Systems, Inc.	52
3	Conceptus, Inc.*	67
3	CONMED Corp.	93

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Cooper Cos., Inc. (The)	$530
5	Corcept Therapeutics, Inc.*	8
1	Cornerstone Therapeutics, Inc.*	7
2	Coronado Biosciences, Inc.*	15
1	Corvel Corp.*	48
6	Covance, Inc.*	400
14	Coventry Health Care, Inc.	635
52	Covidien plc	3,306
3	Cross Country Healthcare, Inc.*	17
3	CryoLife, Inc.	18
7	Cubist Pharmaceuticals, Inc.*	297
1	Cumberland Pharmaceuticals, Inc.*	4
9	Curis, Inc.*	24
3	Cyberonics, Inc.*	137
1	Cynosure, Inc., Class A*	28
7	Cytori Therapeutics, Inc.*	18
10	DaVita HealthCare Partners, Inc.*	1,196
17	Dendreon Corp.*	98
15	DENTSPLY International, Inc.	621
6	Depomed, Inc.*	39
1	Derma Sciences, Inc.*	12
7	DexCom, Inc.*	104
5	Discovery Laboratories, Inc.*	12
1	Durata Therapeutics, Inc.*	9
11	Dyax Corp.*	35
19	Dynavax Technologies Corp.*	39
12	Edwards Lifesciences Corp.*	1,031
110	Eli Lilly & Co.	6,013
3	Emergent Biosolutions, Inc.*	46
3	Emeritus Corp.*	85
13	Endo Health Solutions, Inc.*	403
3	Endocyte, Inc.*	29
6	Endologix, Inc.*	90
2	Ensign Group, Inc. (The)	63
3	EnteroMedics, Inc.*	3
4	Enzon Pharmaceuticals, Inc.	17
2	Epocrates, Inc.*	23
7	Exact Sciences Corp.*	75
1	Exactech, Inc.*	18
3	ExamWorks Group, Inc.*	42
20	Exelixis, Inc.*	91
87	Express Scripts Holding Co.*	4,951
5	Five Star Quality Care, Inc.*	32
3	Fluidigm Corp.*	52
29	Forest Laboratories, Inc.*	1,067
1	Furiex Pharmaceuticals, Inc.*	37
2	Genomic Health, Inc.*	57
3	Gentiva Health Services, Inc.*	32
14	Geron Corp.*	20
163	Gilead Sciences, Inc.*	6,962
1	Globus Medical, Inc., Class A*	14
3	Greatbatch, Inc.*	81
1	Greenway Medical Technologies, Inc.*	16
3	GTx, Inc.*	14
5	Haemonetics Corp.*	206
10	Halozyme Therapeutics, Inc.*	55
4	Hanger, Inc.*	119
6	Hansen Medical, Inc.*	13
3	Harvard Bioscience, Inc.*	17
18	HCA Holdings, Inc.	668
28	Health Management Associates, Inc., Class A*	308
9	Health Net, Inc.*	232
10	HealthSouth Corp.*	241
2	HealthStream, Inc.*	43
4	Healthways, Inc.*	51
2	HeartWare International, Inc.*	171
10	Henry Schein, Inc.*	892
7	Hill-Rom Holdings, Inc.	229
1	Hi-Tech Pharmacal Co., Inc.	37
9	HMS Holdings Corp.*	261
29	Hologic, Inc.*	633
4	Horizon Pharma, Inc.*	8
18	Hospira, Inc.*	530
18	Humana, Inc.	1,229
1	ICU Medical, Inc.*	57
10	Idenix Pharmaceuticals, Inc.*	42
6	IDEXX Laboratories, Inc.*	553
13	Illumina, Inc.*	652
6	ImmunoCellular Therapeutics Ltd.*	15
9	ImmunoGen, Inc.*	137
7	Immunomedics, Inc.*	16
7	Impax Laboratories, Inc.*	139
10	Incyte Corp.*	222
3	Infinity Pharmaceuticals, Inc.*	124
6	Insulet Corp.*	135
2	Integra LifeSciences Holdings Corp.*	81
1	Intercept Pharmaceuticals, Inc.*	39
9	InterMune, Inc.*	80
4	Intuitive Surgical, Inc.*	2,040
3	Invacare Corp.	44
2	IPC The Hospitalist Co., Inc.*	83
8	Ironwood Pharmaceuticals, Inc.*	119
11	Isis Pharmaceuticals, Inc.*	162
4	Jazz Pharmaceuticals plc*	233
296	Johnson & Johnson	22,529
9	Keryx Biopharmaceuticals, Inc.*	58
6	Kindred Healthcare, Inc.*	68
1	KYTHERA Biopharmaceuticals, Inc.*	26
10	Laboratory Corp. of America Holdings*	886
1	Landauer, Inc.	59
2	Lannett Co., Inc.*	17
23	Lexicon Pharmaceuticals, Inc.*	45
2	LHC Group, Inc.*	41
19	Life Technologies Corp.*	1,104
5	LifePoint Hospitals, Inc.*	220
2	Ligand Pharmaceuticals, Inc., Class B*	41
4	Luminex Corp.*	68
3	Magellan Health Services, Inc.*	155
4	MAKO Surgical Corp.*	51
15	MannKind Corp.*	38
3	MAP Pharmaceuticals, Inc.*	75
5	Masimo Corp.	99
3	Maxygen, Inc.	7
25	McKesson Corp.	2,653
6	MedAssets, Inc.*	111
6	Medicines Co. (The)*	191
2	Medidata Solutions, Inc.*	104
8	Medivation, Inc.*	393
5	MEDNAX, Inc.*	428
112	Medtronic, Inc.	5,036
328	Merck & Co., Inc.	14,015
6	Merge Healthcare, Inc.*	15
4	Meridian Bioscience, Inc.	85
5	Merit Medical Systems, Inc.*	60
2	Merrimack Pharmaceuticals, Inc.*	13
3	Mettler-Toledo International, Inc.*	638
3	Molina Healthcare, Inc.*	96
5	Momenta Pharmaceuticals, Inc.*	64

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	MWI Veterinary Supply, Inc.*	$126
44	Mylan, Inc.*	1,303
9	Myriad Genetics, Inc.*	229
1	National Healthcare Corp.	46
3	Natus Medical, Inc.*	38
12	Navidea Biopharmaceuticals, Inc.*	37
12	Nektar Therapeutics*	111
3	Neogen Corp.*	140
7	Neurocrine Biosciences, Inc.*	74
2	NewLink Genetics Corp.*	24
14	Novavax, Inc.*	25
9	NPS Pharmaceuticals, Inc.*	72
5	NuVasive, Inc.*	93
6	NxStage Medical, Inc.*	67
2	Obagi Medical Products, Inc.*	27
3	Omeros Corp.*	16
11	Omnicare, Inc.	410
4	Omnicell, Inc.*	72
2	OncoGenex Pharmaceutical, Inc.*	24
6	Oncothyreon, Inc.*	12
8	Onyx Pharmaceuticals, Inc.*	602
12	Opko Health, Inc.*	83
5	Optimer Pharmaceuticals, Inc.*	61
6	OraSure Technologies, Inc.*	33
8	Orexigen Therapeutics, Inc.*	48
2	Orthofix International N.V.*	75
2	Osiris Therapeutics, Inc.*	13
7	Owens & Minor, Inc.	213
4	Pacific Biosciences of California, Inc.*	9
2	Pacira Pharmaceuticals, Inc.*	44
4	Pain Therapeutics, Inc.*	12
2	Palomar Medical Technologies, Inc.*	22
6	PAREXEL International Corp.*	208
10	Patterson Cos., Inc.	363
1	PDI, Inc.*	7
15	PDL BioPharma, Inc.	107
12	PerkinElmer, Inc.	410
1	Pernix Therapeutics Holdings*	6
10	Perrigo Co.	1,132
807	Pfizer, Inc.	22,088
6	Pharmacyclics, Inc.*	527
3	PharMerica Corp.*	43
1	PhotoMedex, Inc.*	15
3	Pozen, Inc.*	19
4	Progenics Pharmaceuticals, Inc.*	11
1	Providence Service Corp. (The)*	17
25	QIAGEN N.V.*	536
4	Quality Systems, Inc.	74
17	Quest Diagnostics, Inc.	955
6	Questcor Pharmaceuticals, Inc.	196
3	Quidel Corp.*	71
6	Raptor Pharmaceutical Corp.*	30
8	Regeneron Pharmaceuticals, Inc.*	1,336
1	Regulus Therapeutics, Inc.*	5
3	Repligen Corp.*	19
2	Repros Therapeutics, Inc.*	23
15	ResMed, Inc.	667
9	Rigel Pharmaceuticals, Inc.*	60
1	Rochester Medical Corp.*	15
2	Rockwell Medical Technologies, Inc.*	9
6	RTI Biologics, Inc.*	22
1	Sagent Pharmaceuticals, Inc.*	16
6	Salix Pharmaceuticals Ltd.*	293
6	Sangamo Biosciences, Inc.*	61
6	Santarus, Inc.*	80
6	Sciclone Pharmaceuticals, Inc.*	29
10	Seattle Genetics, Inc.*	281
4	Select Medical Holdings Corp.	37
12	Sequenom, Inc.*	49
4	SIGA Technologies, Inc.*	17
6	Sirona Dental Systems, Inc.*	426
2	Skilled Healthcare Group, Inc., Class A*	12
7	Solta Medical, Inc.*	16
4	Spectranetics Corp. (The)*	73
6	Spectrum Pharmaceuticals, Inc.	68
34	St. Jude Medical, Inc.	1,394
4	Staar Surgical Co.*	22
6	STERIS Corp.	234
33	Stryker Corp.	2,108
1	Sucampo Pharmaceuticals, Inc., Class A*	5
3	Sunesis Pharmaceuticals, Inc.*	16
1	SurModics, Inc.*	25
4	Symmetry Medical, Inc.*	42
1	Synageva BioPharma Corp.*	50
4	Synergy Pharmaceuticals, Inc.*	22
4	Synta Pharmaceuticals Corp.*	34
3	Targacept, Inc.*	13
3	Team Health Holdings, Inc.*	100
4	Techne Corp.	272
4	Teleflex, Inc.	320
11	Tenet Healthcare Corp.*	432
7	Theravance, Inc.*	142
40	Thermo Fisher Scientific, Inc.	2,952
6	Thoratec Corp.*	211
5	Threshold Pharmaceuticals, Inc.*	23
2	Tornier N.V.*	35
1	Transcept Pharmaceuticals, Inc.*	6
2	Triple-S Management Corp., Class B*	36
3	Trius Therapeutics, Inc.*	16
1	U.S. Physical Therapy, Inc.	25
10	Unilife Corp.*	25
5	United Therapeutics Corp.*	299
112	UnitedHealth Group, Inc.	5,986
4	Universal American Corp.	33
10	Universal Health Services, Inc., Class B	579
3	Vanda Pharmaceuticals, Inc.*	11
3	Vanguard Health Systems, Inc.*	45
12	Varian Medical Systems, Inc.*	848
2	Vascular Solutions, Inc.*	30
9	VCA Antech, Inc.*	198
2	Ventrus Biosciences, Inc.*	6
1	Verastem, Inc.*	9
23	Vertex Pharmaceuticals, Inc.*	1,077
8	Vical, Inc.*	26
7	ViroPharma, Inc.*	175
11	Vivus, Inc.*	118
1	Vocera Communications, Inc.*	26
6	Volcano Corp.*	130
18	Warner Chilcott plc, Class A	243
10	Waters Corp.*	927
5	WellCare Health Plans, Inc.*	286
33	WellPoint, Inc.	2,052
4	West Pharmaceutical Services, Inc.	242
4	Wright Medical Group, Inc.*	93
5	XenoPort, Inc.*	38
9	XOMA Corp.*	24
2	ZELTIQ Aesthetics, Inc.*	8
19	Zimmer Holdings, Inc.	1,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	ZIOPHARM Oncology, Inc.*	$31
6	Zogenix, Inc.*	11
		216,343
	Industrials — 3.8%

75	3M Co.	7,800
4	A. O. Smith Corp.	286
1	A.T. Cross Co., Class A*	12
2	AAON, Inc.	48
4	AAR Corp.	70
6	ABM Industries, Inc.	136
5	Acacia Research Corp.*	140
12	ACCO Brands Corp.*	90
5	Accuride Corp.*	20
3	Aceto Corp.	31
2	Acorn Energy, Inc.	13
8	Actuant Corp., Class A	243
5	Acuity Brands, Inc.	341
25	ADT Corp. (The)	1,197
4	Advisory Board Co. (The)*	203
11	AECOM Technology Corp.*	333
4	Aegion Corp.*	96
2	Aerovironment, Inc.*	44
10	AGCO Corp.	515
7	Air Lease Corp.*	190
6	Air Transport Services Group, Inc.*	33
6	Aircastle Ltd.	81
1	Alamo Group, Inc.	36
8	Alaska Air Group, Inc.*	412
3	Albany International Corp., Class A	86
2	Allegiant Travel Co.	161
4	Alliant Techsystems, Inc.	263
3	Altra Holdings, Inc.	77
1	AMERCO	151
2	Ameresco, Inc., Class A*	17
1	American Railcar Industries, Inc.	44
1	American Science & Engineering, Inc.	63
4	American Superconductor Corp.*	12
1	American Woodmark Corp.*	32
26	AMETEK, Inc.	1,088
1	Ampco-Pittsburgh Corp.	19
3	API Technologies Corp.*	8
3	Apogee Enterprises, Inc.	77
5	Applied Industrial Technologies, Inc.	217
4	ARC Document Solutions, Inc.*	9
1	Argan, Inc.	17
3	Arkansas Best Corp.	35
2	Armstrong World Industries, Inc.	102
2	Astec Industries, Inc.	71
1	Astronics Corp.*	28
3	Atlas Air Worldwide Holdings, Inc.*	142
11	Avery Dennison Corp.	449
11	Avis Budget Group, Inc.*	257
3	AZZ, Inc.	134
11	B/E Aerospace, Inc.*	579
13	Babcock & Wilcox Co. (The)	351
6	Barnes Group, Inc.	160
1	Barrett Business Services, Inc.	44
5	Beacon Roofing Supply, Inc.*	184
5	Belden, Inc.	252
5	Blount International, Inc.*	75
4	BlueLinx Holdings, Inc.*	12
81	Boeing Co. (The)	6,229
5	Brady Corp., Class A	170
5	Briggs & Stratton Corp.	122
5	Brink’s Co. (The)	132
5	Builders FirstSource, Inc.*	30
18	C.H. Robinson Worldwide, Inc.	1,026
2	CAI International, Inc.*	55
32	Capstone Turbine Corp.*	31
7	Carlisle Cos., Inc.	475
1	Cascade Corp.	64
4	Casella Waste Systems, Inc., Class A*	19
70	Caterpillar, Inc.	6,466
4	CBIZ, Inc.*	25
1	CDI Corp.	16
1	Ceco Environmental Corp.	11
2	Celadon Group, Inc.	40
6	Cenveo, Inc.*	13
3	Chart Industries, Inc.*	218
11	Chicago Bridge & Iron Co. N.V.	589
11	Cintas Corp.	483
2	CIRCOR International, Inc.	83
5	CLARCOR, Inc.	255
6	Clean Harbors, Inc.*	309
3	CNH Global N.V.	133
1	Coleman Cable, Inc.	10
5	Colfax Corp.*	217
2	Columbus McKinnon Corp.*	39
4	Comfort Systems USA, Inc.	50
3	Commercial Vehicle Group, Inc.*	24
1	Consolidated Graphics, Inc.*	39
6	Con-way, Inc.	211
4	Copa Holdings S.A., Class A	418
11	Copart, Inc.*	376
4	Corporate Executive Board Co. (The)	217
1	Courier Corp.	13
12	Covanta Holding Corp.	235
1	CPI Aerostructures, Inc.*	9
1	CRA International, Inc.*	22
5	Crane Co.	269
112	CSX Corp.	2,569
2	Cubic Corp.	83
21	Cummins, Inc.	2,433
5	Curtiss-Wright Corp.	174
63	Danaher Corp.	3,881
43	Deere & Co.	3,777
92	Delta Air Lines, Inc.*	1,313
5	Deluxe Corp.	198
6	DigitalGlobe, Inc.*	160
3	Dolan Co. (The)*	9
16	Donaldson Co., Inc.	576
2	Douglas Dynamics, Inc.	28
20	Dover Corp.	1,467
5	Dun & Bradstreet Corp. (The)	403
1	DXP Enterprises, Inc.*	62
4	Dycom Industries, Inc.*	84
1	Dynamic Materials Corp.	17
1	Eastern Co. (The)	17
50	Eaton Corp. plc	3,098
2	Echo Global Logistics, Inc.*	37
2	Edgen Group, Inc.*	16
7	EMCOR Group, Inc.	270
79	Emerson Electric Co.	4,479
2	Encore Wire Corp.	65
5	Energy Recovery, Inc.*	25
9	EnergySolutions, Inc.*	33
3	EnerNOC, Inc.*	49
5	EnerSys*	204
2	Engility Holdings, Inc.*	38
3	Ennis, Inc.	47
1	Enphase Energy, Inc.*	5

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	EnPro Industries, Inc.*	$93
13	Equifax, Inc.	717
3	ESCO Technologies, Inc.	122
3	Esterline Technologies Corp.*	207
20	Exelis, Inc.	206
23	Expeditors International of Washington, Inc.	894
1	Exponent, Inc.*	50
32	Fastenal Co.	1,652
7	Federal Signal Corp.*	55
34	FedEx Corp.	3,585
5	Flow International Corp.*	19
5	Flowserve Corp.	802
18	Fluor Corp.	1,114
17	Fortune Brands Home & Security, Inc.*	587
3	Forward Air Corp.	113
1	Franklin Covey Co.*	14
3	Franklin Electric Co., Inc.	195
1	FreightCar America, Inc.	21
5	FTI Consulting, Inc.*	174
16	FuelCell Energy, Inc.*	17
4	Furmanite Corp.*	24
2	G&K Services, Inc., Class A	83
5	Gardner Denver, Inc.	355
5	GATX Corp.	249
3	Genco Shipping & Trading Ltd.*	8
6	GenCorp, Inc.*	72
3	Generac Holdings, Inc.	103
5	General Cable Corp.*	165
34	General Dynamics Corp.	2,311
1,142	General Electric Co.	26,517
5	Genesee & Wyoming, Inc., Class A*	448
3	Gibraltar Industries, Inc.*	51
2	Global Power Equipment Group, Inc.	34
2	Gorman-Rupp Co. (The)	58
2	GP Strategies Corp.*	43
7	Graco, Inc.	407
13	GrafTech International Ltd.*	96
1	Graham Corp.	23
4	Granite Construction, Inc.	124
6	Great Lakes Dredge & Dock Corp.	58
2	Greenbrier Cos., Inc.*	40
5	Griffon Corp.	56
3	H&E Equipment Services, Inc.	58
1	Hardinge, Inc.	13
9	Harsco Corp.	216
6	Hawaiian Holdings, Inc.*	34
7	Healthcare Services Group, Inc.	169
5	Heartland Express, Inc.	68
6	HEICO Corp.	260
2	Heidrick & Struggles International, Inc.	27
1	Heritage-Crystal Clean, Inc.*	15
6	Herman Miller, Inc.	144
27	Hertz Global Holdings, Inc.*	539
11	Hexcel Corp.*	300
2	Hill International, Inc.*	7
5	HNI Corp.	158
84	Honeywell International, Inc.	5,888
2	Houston Wire & Cable Co.	23
4	Hub Group, Inc., Class A*	151
6	Hubbell, Inc., Class B	557
4	Hudson Global, Inc.*	15
5	Huntington Ingalls Industries, Inc.	240
1	Hurco Cos., Inc.*	28
2	Huron Consulting Group, Inc.*	78
1	Hyster-Yale Materials Handling, Inc.	51
2	ICF International, Inc.*	49
9	IDEX Corp.	458
5	IHS, Inc., Class A*	531
6	II-VI, Inc.*	104
43	Illinois Tool Works, Inc.	2,644
32	Ingersoll-Rand plc	1,685
3	InnerWorkings, Inc.*	44
2	Insperity, Inc.	57
2	Insteel Industries, Inc.	32
6	Interface, Inc.	110
1	International Shipholding Corp.	18
1	Intersections, Inc.	10
18	Iron Mountain, Inc.	621
10	ITT Corp.	263
10	J.B. Hunt Transport Services, Inc.	695
14	Jacobs Engineering Group, Inc.*	684
25	JetBlue Airways Corp.*	151
3	John Bean Technologies Corp.	55
11	Joy Global, Inc.	697
1	Kadant, Inc.*	25
3	Kaman Corp.	105
12	Kansas City Southern	1,236
3	KAR Auction Services, Inc.	64
3	Kaydon Corp.	75
16	KBR, Inc.	486
3	Kelly Services, Inc., Class A	53
9	Kennametal, Inc.	364
3	KEYW Holding Corp. (The)*	43
3	Kforce, Inc.	44
4	Kimball International, Inc., Class B	37
6	Kirby Corp.*	456
6	Knight Transportation, Inc.	94
5	Knoll, Inc.	85
5	Korn/Ferry International*	93
4	Kratos Defense & Security Solutions, Inc.*	17
1	L.B. Foster Co., Class A	44
11	L-3 Communications Holdings, Inc.	839
5	Landstar System, Inc.	281
2	Layne Christensen Co.*	44
5	Lennox International, Inc.	295
9	Lincoln Electric Holdings, Inc.	504
1	Lindsay Corp.	85
1	LMI Aerospace, Inc.*	22
28	Lockheed Martin Corp.	2,464
2	LSI Industries, Inc.	14
2	Lydall, Inc.*	30
14	Manitowoc Co., Inc. (The)	259
9	Manpower, Inc.	491
2	Marten Transport Ltd.	41
38	Masco Corp.	732
6	MasTec, Inc.*	181
5	Matson, Inc.	129
3	McGrath RentCorp	88
10	Meritor, Inc.*	44
4	Metalico, Inc.*	7
2	Met-Pro Corp.	20
1	Michael Baker Corp.	24
2	Middleby Corp.*	299
1	Miller Industries, Inc.	16
3	Mine Safety Appliances Co.	141
2	Mistras Group, Inc.*	41
4	Mobile Mini, Inc.*	108
5	Moog, Inc., Class A*	225

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	MRC Global, Inc.*	$61
5	MSC Industrial Direct Co., Inc., Class A	427
2	Mueller Industries, Inc.	106
17	Mueller Water Products, Inc., Class A	96
1	Multi-Color Corp.	24
2	MYR Group, Inc.*	46
1	National Presto Industries, Inc.	76
6	Navigant Consulting, Inc.*	76
8	Navistar International Corp.*	199
2	NCI Building Systems, Inc.*	33
13	Nielsen Holdings N.V.*	438
1	NL Industries, Inc.	13
2	NN, Inc.*	17
7	Nordson Corp.	444
35	Norfolk Southern Corp.	2,557
1	Nortek, Inc.*	72
26	Northrop Grumman Corp.	1,708
1	Northwest Pipe Co.*	24
8	Odyssey Marine Exploration, Inc.*	28
8	Old Dominion Freight Line, Inc.*	288
5	On Assignment, Inc.*	109
6	Orbital Sciences Corp.*	89
3	Orion Marine Group, Inc.*	29
10	Oshkosh Corp.*	386
13	Owens Corning*	505
38	PACCAR, Inc.	1,802
4	Pacer International, Inc.*	17
12	Pall Corp.	818
16	Parker Hannifin Corp.	1,512
1	Park-Ohio Holdings Corp.*	20
1	Patriot Transportation Holding, Inc.*	27
17	Pendrell Corp.*	24
23	Pentair Ltd.	1,225
1	Performant Financial Corp.*	13
2	PGT, Inc.*	12
2	Pike Electric Corp.	28
18	Pitney Bowes, Inc.	236
2	PMFG, Inc.*	14
5	Polypore International, Inc.*	191
1	Powell Industries, Inc.*	58
16	Precision Castparts Corp.	2,985
3	Primoris Services Corp.	56
1	Proto Labs, Inc.*	46
3	Quad/Graphics, Inc.	65
2	Quality Distribution, Inc.*	16
4	Quanex Building Products Corp.	80
23	Quanta Services, Inc.*	653
19	R.R. Donnelley & Sons Co.	198
2	Rand Logistics, Inc.*	11
4	Raven Industries, Inc.	113
36	Raytheon Co.	1,964
2	RBC Bearings, Inc.*	100
5	Regal-Beloit Corp.	386
5	Republic Airways Holdings, Inc.*	47
33	Republic Services, Inc.	1,038
5	Resources Connection, Inc.	61
3	Rexnord Corp.*	61
2	Roadrunner Transportation Systems, Inc.*	46
15	Robert Half International, Inc.	533
15	Rockwell Automation, Inc.	1,355
15	Rockwell Collins, Inc.	902
7	Rollins, Inc.	172
11	Roper Industries, Inc.	1,371
2	RPX Corp.*	24
4	Rush Enterprises, Inc., Class A*	98
6	Ryder System, Inc.	337
2	Saia, Inc.*	64
1	Sauer-Danfoss, Inc.	54
1	Schawk, Inc.	11
1	SeaCube Container Leasing Ltd.	23
4	Simpson Manufacturing Co., Inc.	116
5	SkyWest, Inc.	70
6	Snap-on, Inc.	482
78	Southwest Airlines Co.	913
13	Spirit Aerosystems Holdings, Inc., Class A*	226
4	Spirit Airlines, Inc.*	81
5	SPX Corp.	403
2	Standard Parking Corp.*	41
1	Standex International Corp.	54
17	Stanley Black & Decker, Inc.	1,338
8	Steelcase, Inc., Class A	113
9	Stericycle, Inc.*	863
2	Sterling Construction Co., Inc.*	23
2	Sun Hydraulics Corp.	56
9	Swift Transportation Co.*	122
12	Swisher Hygiene, Inc.*	17
1	Sypris Solutions, Inc.	4
3	TAL International Group, Inc.	129
6	Taser International, Inc.*	45
2	Team, Inc.*	88
4	Teledyne Technologies, Inc.*	294
2	Tennant Co.	93
12	Terex Corp.*	394
7	Tetra Tech, Inc.*	202
1	Textainer Group Holdings Ltd.	40
30	Textron, Inc.	865
2	Thermon Group Holdings, Inc.*	41
9	Timken Co.	489
5	Titan International, Inc.	106
2	Titan Machinery, Inc.*	56
1	TMS International Corp., Class A*	14
6	Toro Co. (The)	271
7	Towers Watson & Co., Class A	466
6	TransDigm Group, Inc.	854
2	TRC Cos., Inc.*	13
2	Trex Co., Inc.*	94
3	Trimas Corp.*	86
9	Trinity Industries, Inc.	389
5	Triumph Group, Inc.	367
4	TrueBlue, Inc.*	78
4	Tutor Perini Corp.*	68
1	Twin Disc, Inc.	24
50	Tyco International Ltd.	1,600
2	UniFirst Corp.	167
51	Union Pacific Corp.	6,993
36	United Continental Holdings, Inc.*	962
78	United Parcel Service, Inc., Class B	6,447
10	United Rentals, Inc.*	534
4	United Stationers, Inc.	145
98	United Technologies Corp.	8,874
2	Universal Forest Products, Inc.	81
1	Universal Truckload Services, Inc.	18
8	URS Corp.	338
17	US Airways Group, Inc.*	228
2	US Ecology, Inc.	50
8	USG Corp.*	226
11	UTi Worldwide, Inc.	168
3	Valmont Industries, Inc.	473
16	Verisk Analytics, Inc., Class A*	936

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Viad Corp.	$55
2	Vicor Corp.*	11
6	W.W. Grainger, Inc.	1,359
7	Wabash National Corp.*	67
7	WABCO Holdings, Inc.*	481
1	WageWorks, Inc.*	24
13	Waste Connections, Inc.	445
50	Waste Management, Inc.	1,866
3	Watsco, Inc.	234
3	Watts Water Technologies, Inc., Class A	141
5	Werner Enterprises, Inc.	115
2	Wesco Aircraft Holdings, Inc.*	27
5	WESCO International, Inc.*	369
5	Westinghouse Air Brake Technologies Corp.	489
1	Willis Lease Finance Corp.*	15
7	Woodward, Inc.	262
2	XPO Logistics, Inc.*	35
20	Xylem, Inc.	550
3	Zipcar, Inc.*	37
		205,028
	Information Technology — 5.8%

9	3D Systems Corp.*	314
6	Accelrys, Inc.*	57
69	Accenture plc, Class A	5,131
4	ACI Worldwide, Inc.*	183
6	Acme Packet, Inc.*	175
4	Active Network, Inc. (The)*	19
46	Activision Blizzard, Inc.	658
5	Actuate Corp.*	30
8	Acxiom Corp.*	146
53	Adobe Systems, Inc.*	2,083
7	ADTRAN, Inc.	156
4	Advanced Energy Industries, Inc.*	72
68	Advanced Micro Devices, Inc.*	169
3	Advent Software, Inc.*	79
2	Aeroflex Holding Corp.*	18
2	Agilysys, Inc.*	18
19	Akamai Technologies, Inc.*	702
5	Alliance Data Systems Corp.*	793
2	Alpha & Omega Semiconductor Ltd.*	16
35	Altera Corp.	1,240
1	Ambarella, Inc.*	10
18	Amdocs Ltd.	656
3	American Software, Inc., Class A	24
8	Amkor Technology, Inc.*	32
17	Amphenol Corp., Class A	1,205
8	ANADIGICS, Inc.*	17
32	Analog Devices, Inc.	1,447
1	Anaren, Inc.*	19
4	Angie’s List, Inc.*	68
3	Anixter International, Inc.	207
10	ANSYS, Inc.*	758
8	AOL, Inc.*	295
101	Apple, Inc.	44,581
129	Applied Materials, Inc.	1,767
7	Applied Micro Circuits Corp.*	56
12	Arris Group, Inc.*	208
11	Arrow Electronics, Inc.*	442
12	Aruba Networks, Inc.*	299
10	Aspen Technology, Inc.*	308
48	Atmel Corp.*	326
3	ATMI, Inc.*	66
1	Audience, Inc.*	14
25	Autodesk, Inc.*	918
53	Automatic Data Processing, Inc.	3,252
26	Avago Technologies Ltd.	890
1	AVG Technologies NV*	16
7	Aviat Networks, Inc.*	25
3	Avid Technology, Inc.*	21
15	Avnet, Inc.*	530
5	AVX Corp.	59
1	Aware, Inc.	5
12	Axcelis Technologies, Inc.*	14
3	AXT, Inc.*	9
2	Badger Meter, Inc.	102
5	Bankrate, Inc.*	56
1	Bazaarvoice, Inc.*	7
1	Bel Fuse, Inc., Class B	17
6	Benchmark Electronics, Inc.*	105
2	Black Box Corp.	49
5	Blackbaud, Inc.	139
4	Blucora, Inc.*	62
15	BMC Software, Inc.*	601
3	Booz Allen Hamilton Holding Corp.	38
4	Bottomline Technologies (de), Inc.*	109
1	Brightcove, Inc.*	6
59	Broadcom Corp., Class A	2,012
13	Broadridge Financial Solutions, Inc.	298
3	BroadSoft, Inc.*	63
49	Brocade Communications Systems, Inc.*	275
7	Brooks Automation, Inc.	71
38	CA, Inc.	931
3	Cabot Microelectronics Corp.	102
2	CACI International, Inc., Class A*	101
30	Cadence Design Systems, Inc.*	425
4	CalAmp Corp.*	44
4	Calix, Inc.*	34
4	Callidus Software, Inc.*	17
1	Carbonite, Inc.*	10
5	Cardtronics, Inc.*	132
1	Cass Information Systems, Inc.	43
5	Cavium, Inc.*	185
3	CEVA, Inc.*	45
4	Checkpoint Systems, Inc.*	47
8	CIBER, Inc.*	36
11	Ciena Corp.*	168
7	Cirrus Logic, Inc.*	168
577	Cisco Systems, Inc.	12,030
20	Citrix Systems, Inc.*	1,418
5	Cognex Corp.	206
33	Cognizant Technology Solutions Corp., Class A*	2,533
3	Coherent, Inc.	173
3	Cohu, Inc.	30
5	CommVault Systems, Inc.*	370
17	Computer Sciences Corp.	816
2	Computer Task Group, Inc.*	40
23	Compuware Corp.*	267
4	comScore, Inc.*	64
2	Comtech Telecommunications Corp.	54
2	Comverse, Inc.*	55
5	Concur Technologies, Inc.*	351
3	Constant Contact, Inc.*	42
12	Convergys Corp.	199
11	CoreLogic, Inc.*	285
4	Cornerstone OnDemand, Inc.*	135
164	Corning, Inc.	2,068
3	CoStar Group, Inc.*	302

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Cray, Inc.*	$77
13	Cree, Inc.*	588
4	CSG Systems International, Inc.*	78
4	CTS Corp.	39
3	Cymer, Inc.*	297
15	Cypress Semiconductor Corp.*	158
4	Daktronics, Inc.	41
2	Datalink Corp.*	21
5	Dealertrack Technologies, Inc.*	147
159	Dell, Inc.	2,218
3	Demand Media, Inc.*	24
1	Demandware, Inc.*	26
5	Dice Holdings, Inc.*	48
7	Diebold, Inc.	198
3	Digi International, Inc.*	30
1	Digimarc Corp.	22
4	Digital River, Inc.*	57
4	Diodes, Inc.*	80
5	Dolby Laboratories, Inc., Class A	159
2	DSP Group, Inc.*	14
4	DST Systems, Inc.	272
2	DTS, Inc.*	40
1	E2open, Inc.*	20
11	EarthLink, Inc.	64
125	eBay, Inc.*	6,835
3	Ebix, Inc.	48
4	Echelon Corp.*	11
4	EchoStar Corp., Class A*	151
2	Electro Rent Corp.	32
2	Electro Scientific Industries, Inc.	22
32	Electronic Arts, Inc.*	561
5	Electronics for Imaging, Inc.*	115
3	Ellie Mae, Inc.*	61
226	EMC Corp.*	5,200
9	Emulex Corp.*	58
15	Entegris, Inc.*	143
9	Entropic Communications, Inc.*	40
2	Envestnet, Inc.*	31
1	Envivio, Inc.*	2
1	EPAM Systems, Inc.*	21
3	EPIQ Systems, Inc.	37
5	Equinix, Inc.*	1,058
5	Euronet Worldwide, Inc.*	121
1	Exa Corp.*	10
1	ExactTarget, Inc.*	22
4	Exar Corp.*	47
3	ExlService Holdings, Inc.*	91
10	Extreme Networks*	35
9	F5 Networks, Inc.*	850
2	Fabrinet*	33
45	Facebook, Inc., Class A*	1,226
5	FactSet Research Systems, Inc.	486
4	Fair Isaac Corp.	177
14	Fairchild Semiconductor International, Inc.*	200
3	FalconStor Software, Inc.*	8
2	FARO Technologies, Inc.*	85
4	FEI Co.	253
27	Fidelity National Information Services, Inc.	1,017
10	Finisar Corp.*	146
6	First Solar, Inc.*	155
15	Fiserv, Inc.*	1,232
5	FleetCor Technologies, Inc.*	349
1	Fleetmatics Group plc*	24
17	FLIR Systems, Inc.	448
5	FormFactor, Inc.*	25
2	Forrester Research, Inc.	55
14	Fortinet, Inc.*	339
5	Freescale Semiconductor Ltd.*	77
7	Fusion-io, Inc.*	118
10	Gartner, Inc.*	498
14	Genpact Ltd.	247
7	Global Cash Access Holdings, Inc.*	50
8	Global Payments, Inc.	386
2	Globecomm Systems, Inc.*	24
6	Glu Mobile, Inc.*	14
28	Google, Inc., Class A*	22,434
3	GSI Group, Inc.*	29
2	GSI Technology, Inc.*	13
13	GT Advanced Technologies, Inc.*	37
2	Guidance Software, Inc.*	20
2	Guidewire Software, Inc.*	73
3	Hackett Group, Inc. (The)	14
13	Harmonic, Inc.*	74
12	Harris Corp.	577
4	Heartland Payment Systems, Inc.	124
213	Hewlett-Packard Co.	4,290
3	Higher One Holdings, Inc.*	27
3	Hittite Microwave Corp.*	194
8	IAC/InterActiveCorp	326
3	iGATE Corp.*	57
3	Imation Corp.*	10
3	Immersion Corp.*	20
1	Imperva, Inc.*	36
12	Infinera Corp.*	78
1	Infoblox, Inc.*	21
12	Informatica Corp.*	420
16	Ingram Micro, Inc., Class A*	302
2	Innodata, Inc.*	7
3	Inphi Corp.*	29
5	Insight Enterprises, Inc.*	96
15	Integrated Device Technology, Inc.*	102
3	Integrated Silicon Solution, Inc.*	25
542	Intel Corp.	11,301
2	Interactive Intelligence Group, Inc.*	83
4	InterDigital, Inc.	178
6	Intermec, Inc.*	59
1	Intermolecular, Inc.*	10
6	Internap Network Services Corp.*	52
118	International Business Machines Corp.	23,698
7	International Rectifier Corp.*	147
14	Intersil Corp., Class A	119
3	Intevac, Inc.*	14
4	IntraLinks Holdings, Inc.*	24
32	Intuit, Inc.	2,063
4	InvenSense, Inc.*	48
6	Ipass, Inc.*	12
3	IPG Photonics Corp.	178
4	Itron, Inc.*	168
5	Ixia*	101
3	IXYS Corp.	30
5	j2 Global, Inc.	178
20	Jabil Circuit, Inc.	375
9	Jack Henry & Associates, Inc.	393
25	JDS Uniphase Corp.*	354
2	Jive Software, Inc.*	33
57	Juniper Networks, Inc.*	1,179
5	Kemet Corp.*	32
1	Key Tronic Corp.*	11
2	Keynote Systems, Inc.	31
18	KLA-Tencor Corp.	986

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Kopin Corp.*	$23
2	KVH Industries, Inc.*	27
18	Lam Research Corp.*	761
13	Lattice Semiconductor Corp.*	61
9	Lender Processing Services, Inc.	221
7	Lexmark International, Inc., Class A	154
6	Limelight Networks, Inc.*	13
25	Linear Technology Corp.	956
7	LinkedIn Corp., Class A*	1,177
6	Lionbridge Technologies, Inc.*	23
3	Liquidity Services, Inc.*	102
2	Littelfuse, Inc.	132
6	LivePerson, Inc.*	87
2	LogMeIn, Inc.*	36
1	Loral Space & Communications, Inc.	58
61	LSI Corp.*	425
5	LTX-Credence Corp.*	29
1	M/A-COM Technology Solutions Holdings, Inc.*	16
2	Manhattan Associates, Inc.*	140
2	ManTech International Corp., Class A	50
2	Marchex, Inc., Class B	8
2	Market Leader, Inc.*	15
47	Marvell Technology Group Ltd.	475
12	Mastercard, Inc., Class A	6,214
1	Mattersight Corp.*	5
6	Mattson Technology, Inc.*	7
32	Maxim Integrated Products, Inc.	998
4	MAXIMUS, Inc.	291
2	MaxLinear, Inc., Class A*	12
3	Maxwell Technologies, Inc.*	26
2	Measurement Specialties, Inc.*	73
2	MeetMe, Inc.*	5
25	MEMC Electronic Materials, Inc.*	124
10	Mentor Graphics Corp.*	177
3	Mercury Systems, Inc.*	21
4	Methode Electronics, Inc.	52
5	Micrel, Inc.	53
21	Microchip Technology, Inc.	766
107	Micron Technology, Inc.*	898
9	MICROS Systems, Inc.*	385
10	Microsemi Corp.*	206
811	Microsoft Corp.	22,546
1	MicroStrategy, Inc., Class A*	102
1	Millennial Media, Inc.*	9
4	Mindspeed Technologies, Inc.*	18
6	MKS Instruments, Inc.	163
4	ModusLink Global Solutions, Inc.*	12
15	Molex, Inc.	416
2	MoneyGram International, Inc.*	32
3	Monolithic Power Systems, Inc.	74
4	Monotype Imaging Holdings, Inc.	84
13	Monster Worldwide, Inc.*	67
4	MoSys, Inc.*	14
30	Motorola Solutions, Inc.	1,866
4	Move, Inc.*	39
2	MTS Systems Corp.	108
1	Multi-Fineline Electronix, Inc.*	15
3	Nanometrics, Inc.*	44
10	National Instruments Corp.	301
17	NCR Corp.*	469
2	Neonode, Inc.*	11
2	NeoPhotonics Corp.*	10
39	NetApp, Inc.*	1,319
4	NETGEAR, Inc.*	136
4	Netscout Systems, Inc.*	102
3	NetSuite, Inc.*	209
7	NeuStar, Inc., Class A*	307
4	Newport Corp.*	65
7	NIC, Inc.	124
26	Nuance Communications, Inc.*	479
1	Numerex Corp., Class A*	12
1	NVE Corp.*	53
67	NVIDIA Corp.	848
8	Oclaro, Inc.*	11
7	OCZ Technology Group, Inc.*	12
6	OmniVision Technologies, Inc.*	92
49	ON Semiconductor Corp.*	392
2	OpenTable, Inc.*	111
2	Oplink Communications, Inc.*	31
412	Oracle Corp.	14,115
2	OSI Systems, Inc.*	115
1	Palo Alto Networks, Inc.*	61
2	Park Electrochemical Corp.	51
8	Parkervision, Inc.*	32
35	Paychex, Inc.	1,158
1	PC Connection, Inc.	14
2	PC-Tel, Inc.	14
3	PDF Solutions, Inc.*	47
2	Pegasystems, Inc.	55
1	Peregrine Semiconductor Corp.*	10
3	Perficient, Inc.*	35
3	Pericom Semiconductor Corp.*	21
1	Pervasive Software, Inc.*	9
7	Photronics, Inc.*	46
5	Plantronics, Inc.	202
4	Plexus Corp.*	97
5	PLX Technology, Inc.*	24
22	PMC-Sierra, Inc.*	143
19	Polycom, Inc.*	173
3	Power Integrations, Inc.	125
7	Power-One, Inc.*	30
3	PRGX Global, Inc.*	19
2	Procera Networks, Inc.*	23
6	Progress Software Corp.*	135
1	Proofpoint, Inc.*	14
2	PROS Holdings, Inc.*	52
13	PTC, Inc.*	301
1	QAD, Inc., Class A	13
9	QLIK Technologies, Inc.*	234
10	QLogic Corp.*	114
185	QUALCOMM, Inc.	12,142
1	Qualys, Inc.*	12
25	Quantum Corp.*	31
5	QuickLogic Corp.*	11
4	QuinStreet, Inc.*	23
12	Rackspace Hosting, Inc.*	670
2	Radisys Corp.*	8
12	Rambus, Inc.*	68
4	RealD, Inc.*	47
2	RealNetworks, Inc.*	15
4	RealPage, Inc.*	87
21	Red Hat, Inc.*	1,067
4	Responsys, Inc.*	32
30	RF Micro Devices, Inc.*	138
1	Richardson Electronics Ltd.	12
18	Riverbed Technology, Inc.*	275
3	Rofin-Sinar Technologies, Inc.*	80
2	Rogers Corp.*	95
1	Rosetta Stone, Inc.*	12
11	Rovi Corp.*	196
2	Rubicon Technology, Inc.*	10

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Ruckus Wireless, Inc.*	$21
3	Rudolph Technologies, Inc.*	33
3	Saba Software, Inc.*	26
31	SAIC, Inc.	366
16	Salesforce.com, Inc.*	2,708
26	SanDisk Corp.*	1,310
9	Sanmina Corp.*	92
1	Sapiens International Corp. NV	5
13	Sapient Corp.*	146
3	ScanSource, Inc.*	90
2	SciQuest, Inc.*	38
3	Seachange International, Inc.*	35
7	Semtech Corp.*	214
2	ServiceNow, Inc.*	65
5	ServiceSource International, Inc.*	32
5	ShoreTel, Inc.*	20
4	Sigma Designs, Inc.*	19
3	Silicon Graphics International Corp.*	45
9	Silicon Image, Inc.*	41
5	Silicon Laboratories, Inc.*	208
20	Skyworks Solutions, Inc.*	426
7	SolarWinds, Inc.*	395
7	Solera Holdings, Inc.	394
23	Sonus Networks, Inc.*	56
3	Sourcefire, Inc.*	161
5	Spansion, Inc., Class A*	59
1	Spark Networks, Inc.*	7
2	Splunk, Inc.*	72
1	SPS Commerce, Inc.*	37
4	SS&C Technologies Holdings, Inc.*	101
1	Stamps.com, Inc.*	24
4	STEC, Inc.*	19
3	STR Holdings, Inc.*	6
3	Stratasys Ltd.*	189
4	SunPower Corp.*	47
3	Super Micro Computer, Inc.*	35
1	Supertex, Inc.	23
5	Support.com, Inc.*	19
4	Sykes Enterprises, Inc.*	59
78	Symantec Corp.*	1,828
4	Symmetricom, Inc.*	20
1	Synacor, Inc.*	3
4	Synaptics, Inc.*	139
3	Synchronoss Technologies, Inc.*	91
3	SYNNEX Corp.*	114
16	Synopsys, Inc.*	560
2	Syntel, Inc.	120
8	Take-Two Interactive Software, Inc.*	117
3	Tangoe, Inc.*	41
4	Tech Data Corp.*	212
2	TechTarget, Inc.*	10
2	Telenav, Inc.*	14
2	TeleTech Holdings, Inc.*	37
39	Tellabs, Inc.	79
2	Telular Corp.	20
18	Teradata Corp.*	1,045
20	Teradyne, Inc.*	335
1	Tessco Technologies, Inc.	23
6	Tessera Technologies, Inc.	107
123	Texas Instruments, Inc.	4,228
18	TIBCO Software, Inc.*	386
13	TiVo, Inc.*	161
17	Total System Services, Inc.	404
1	Travelzoo, Inc.*	21
13	Trimble Navigation Ltd.*	773
18	TriQuint Semiconductor, Inc.*	85
1	Trulia, Inc.*	24
6	TTM Technologies, Inc.*	49
3	Tyler Technologies, Inc.*	169
1	Ubiquiti Networks, Inc.	14
3	Ultimate Software Group, Inc.*	295
3	Ultra Clean Holdings*	18
3	Ultratech, Inc.*	123
5	Unisys Corp.*	115
10	United Online, Inc.	59
4	Universal Display Corp.*	126
9	Unwired Planet, Inc.*	18
8	ValueClick, Inc.*	213
4	Vantiv, Inc., Class A*	87
3	VASCO Data Security International, Inc.*	25
4	Veeco Instruments, Inc.*	128
12	VeriFone Systems, Inc.*	228
5	Verint Systems, Inc.*	171
17	VeriSign, Inc.*	779
4	ViaSat, Inc.*	188
5	VirnetX Holding Corp.*	176
2	Virtusa Corp.*	42
56	Visa, Inc., Class A	8,884
14	Vishay Intertechnology, Inc.*	185
1	Vishay Precision Group, Inc.*	14
4	Vistaprint N.V.*	140
10	VMware, Inc., Class A*	718
2	Vocus, Inc.*	28
3	Volterra Semiconductor Corp.*	46
4	Web.com Group, Inc.*	68
5	WebMD Health Corp.*	110
4	Websense, Inc.*	60
5	Westell Technologies, Inc., Class A*	9
24	Western Digital Corp.	1,132
62	Western Union Co. (The)	870
4	WEX, Inc.*	300
3	Workday, Inc., Class A*	166
137	Xerox Corp.	1,111
28	Xilinx, Inc.	1,044
3	XO Group, Inc.*	27
131	Yahoo!, Inc.*	2,792
1	Yelp, Inc.*	22
6	Zebra Technologies Corp., Class A*	268
7	Zix Corp.*	26
2	Zygo Corp.*	29
15	Zynga, Inc., Class A*	51
		316,104
	Materials — 1.3%

3	A. Schulman, Inc.	94
2	A.M. Castle & Co.*	33
1	ADA-ES, Inc.*	27
23	Air Products & Chemicals, Inc.	1,986
7	Airgas, Inc.	702
15	AK Steel Holding Corp.	56
10	Albemarle Corp.	651
115	Alcoa, Inc.	980
12	Allegheny Technologies, Inc.	366
10	Allied Nevada Gold Corp.*	183
3	AMCOL International Corp.	88
3	American Vanguard Corp.	93
7	Aptargroup, Inc.	378
2	Arabian American Development Co.*	15
8	Ashland, Inc.	624
7	Axiall Corp.	396
3	Balchem Corp.	121

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17	Ball Corp.	$755
11	Bemis Co., Inc.	411
3	Berry Plastics Group, Inc.*	58
11	Boise, Inc.	94
4	Buckeye Technologies, Inc.	111
7	Cabot Corp.	257
6	Calgon Carbon Corp.*	102
5	Carpenter Technology Corp.	236
17	Celanese Corp.	796
6	Century Aluminum Co.*	49
7	CF Industries Holdings, Inc.	1,406
1	Chase Corp.	19
11	Chemtura Corp.*	221
3	Clearwater Paper Corp.*	145
17	Cliffs Natural Resources, Inc.	433
10	Coeur d’Alene Mines Corp.*	190
13	Commercial Metals Co.	212
4	Compass Minerals International, Inc.	295
16	Crown Holdings, Inc.*	622
5	Cytec Industries, Inc.	362
1	Deltic Timber Corp.	71
4	Domtar Corp.	298
129	Dow Chemical Co. (The)	4,092
101	E.I. du Pont de Nemours & Co.	4,838
5	Eagle Materials, Inc.	322
16	Eastman Chemical Co.	1,116
28	Ecolab, Inc.	2,143
9	Ferro Corp.*	46
5	Flotek Industries, Inc.*	70
15	FMC Corp.	904
102	Freeport-McMoRan Copper & Gold, Inc.	3,256
2	FutureFuel Corp.	26
7	General Moly, Inc.*	20
7	Globe Specialty Metals, Inc.	100
6	Gold Reserve, Inc.*	16
3	Gold Resource Corp.	39
4	Golden Minerals Co.*	12
28	Golden Star Resources Ltd.*	44
16	Graphic Packaging Holding Co.*	119
3	Greif, Inc., Class A	153
1	GSE Holding, Inc.*	7
5	H.B. Fuller Co.	204
1	Handy & Harman Ltd.*	16
1	Hawkins, Inc.	39
1	Haynes International, Inc.	51
8	Headwaters, Inc.*	75
31	Hecla Mining Co.	144
5	Horsehead Holding Corp.*	53
21	Huntsman Corp.	362
2	Innophos Holdings, Inc.	98
2	Innospec, Inc.	80
9	International Flavors & Fragrances, Inc.	657
47	International Paper Co.	2,068
6	Intrepid Potash, Inc.	118
2	Kaiser Aluminum Corp.	122
4	KapStone Paper and Packaging Corp.	107
1	KMG Chemicals, Inc.	20
2	Koppers Holdings, Inc.	83
3	Kraton Performance Polymers, Inc.*	72
2	Kronos Worldwide, Inc.	34
3	Landec Corp.*	33
15	Louisiana-Pacific Corp.*	315
2	LSB Industries, Inc.*	78
35	LyondellBasell Industries N.V., Class A	2,052
5	Martin Marietta Materials, Inc.	486
2	Materion Corp.	55
23	McEwen Mining, Inc.*	56
19	MeadWestvaco Corp.	678
1	Metals USA Holdings Corp.	21
14	Midway Gold Corp.*	16
4	Minerals Technologies, Inc.	161
10	Molycorp, Inc.*	61
58	Monsanto Co.	5,860
32	Mosaic Co. (The)	1,873
4	Myers Industries, Inc.	59
2	Neenah Paper, Inc.	58
1	NewMarket Corp.	252
53	Newmont Mining Corp.	2,135
4	Noranda Aluminum Holding Corp.	19
34	Nucor Corp.	1,532
9	Olin Corp.	208
1	Olympic Steel, Inc.	21
3	OM Group, Inc.*	74
5	OMNOVA Solutions, Inc.*	40
18	Owens-Illinois, Inc.*	459
5	P. H. Glatfelter Co.	91
11	Packaging Corp. of America	460
14	Paramount Gold and Silver Corp.*	28
10	PolyOne Corp.	228
15	PPG Industries, Inc.	2,020
32	Praxair, Inc.	3,618
1	Quaker Chemical Corp.	57
8	Reliance Steel & Aluminum Co.	533
9	Resolute Forest Products*	124
3	Revett Minerals, Inc.*	5
8	Rock-Tenn Co., Class A	708
7	Rockwood Holdings, Inc.	438
7	Royal Gold, Inc.	459
14	RPM International, Inc.	426
3	RTI International Metals, Inc.*	89
3	Schnitzer Steel Industries, Inc., Class A	86
3	Schweitzer-Mauduit International, Inc.	111
5	Scotts Miracle-Gro Co. (The), Class A	222
21	Sealed Air Corp.	466
5	Sensient Technologies Corp.	185
9	Sherwin-Williams Co. (The)	1,454
13	Sigma-Aldrich Corp.	1,002
5	Silgan Holdings, Inc.	215
11	Sonoco Products Co.	349
17	Southern Copper Corp.	642
3	Spartech Corp.*	30
24	Steel Dynamics, Inc.	366
2	Stepan Co.	122
12	Stillwater Mining Co.*	156
8	SunCoke Energy, Inc.*	132
9	Tahoe Resources, Inc.*	136
2	Texas Industries, Inc.*	116
3	Tredegar Corp.	73
1	U.S. Silica Holdings, Inc.	25
1	UFP Technologies, Inc.*	19
16	United States Steel Corp.	333
1	Universal Stainless & Alloy*	35
6	US Antimony Corp.*	11
10	Valspar Corp.	616
7	Vista Gold Corp.*	13
14	Vulcan Materials Co.	713
7	Walter Energy, Inc.	223

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Wausau Paper Corp.	$49
2	Westlake Chemical Corp.	172
6	Worthington Industries, Inc.	170
8	WR Grace & Co.*	573
2	Zep, Inc.	30
3	Zoltek Cos., Inc.*	28
		70,421
	Telecommunication Services — 0.9%

8	8x8, Inc.*	49
632	AT&T, Inc.	22,695
1	Atlantic Tele-Network, Inc.	47
2	Boingo Wireless, Inc.*	12
3	Cbeyond, Inc.*	21
67	CenturyLink, Inc.	2,323
21	Cincinnati Bell, Inc.*	68
38	Clearwire Corp., Class A*	119
5	Cogent Communications Group, Inc.	126
4	Consolidated Communications Holdings, Inc.	67
32	Crown Castle International Corp.*	2,234
2	Fairpoint Communications, Inc.*	17
108	Frontier Communications Corp.	447
4	General Communication, Inc., Class A*	34
1	Hawaiian Telcom Holdco, Inc.*	19
1	HickoryTech Corp.	9
2	IDT Corp., Class B	20
4	inContact, Inc.*	27
5	Iridium Communications, Inc.*	31
6	Leap Wireless International, Inc.*	32
18	Level 3 Communications, Inc.*	360
2	Lumos Networks Corp.	23
2	magicJack VocalTec Ltd.*	23
33	MetroPCS Communications, Inc.*	323
3	Neutral Tandem, Inc.	10
19	NII Holdings, Inc.*	92
2	NTELOS Holdings Corp.	25
4	ORBCOMM, Inc.*	18
5	Premiere Global Services, Inc.*	53
1	Primus Telecommunications Group, Inc.	11
13	SBA Communications Corp., Class A*	925
3	Shenandoah Telecommunications Co.	43
323	Sprint Nextel Corp.*	1,873
10	Telephone & Data Systems, Inc.	229
6	Towerstream Corp.*	15
16	tw telecom, inc.*	405
1	United States Cellular Corp.*	37
2	USA Mobility, Inc.	23
306	Verizon Communications, Inc.	14,238
16	Vonage Holdings Corp.*	42
63	Windstream Corp.	541
		47,706
	Utilities — 1.1%

69	AES Corp. (The)	802
13	AGL Resources, Inc.	519
4	ALLETE, Inc.	188
12	Alliant Energy Corp.	572
26	Ameren Corp.	879
3	American DG Energy, Inc.*	7
52	American Electric Power Co., Inc.	2,433
2	American States Water Co.	106
19	American Water Works Co., Inc.	750
15	Aqua America, Inc.	437
1	Artesian Resources Corp., Class A	22
13	Atlantic Power Corp.	130
10	Atmos Energy Corp.	382
6	Avista Corp.	157
5	Black Hills Corp.	208
1	Cadiz, Inc.*	7
5	California Water Service Group	100
41	Calpine Corp.*	754
46	CenterPoint Energy, Inc.	986
2	CH Energy Group, Inc.	130
1	Chesapeake Utilities Corp.	48
7	Cleco Corp.	310
28	CMS Energy Corp.	745
1	Connecticut Water Service, Inc.	30
32	Consolidated Edison, Inc.	1,888
2	Consolidated Water Co., Ltd.	18
1	Delta Natural Gas Co., Inc.	20
62	Dominion Resources, Inc.	3,472
18	DTE Energy Co.	1,202
76	Duke Energy Corp.	5,263
35	Edison International	1,681
4	El Paso Electric Co.	133
5	Empire District Electric Co. (The)	107
19	Entergy Corp.	1,183
92	Exelon Corp.	2,851
45	FirstEnergy Corp.	1,777
2	Genie Energy Ltd., Class B	14
15	Great Plains Energy, Inc.	327
10	Hawaiian Electric Industries, Inc.	270
5	IDACORP, Inc.	233
8	Integrys Energy Group, Inc.	453
6	ITC Holdings Corp.	507
2	Laclede Group, Inc. (The)	82
20	MDU Resources Group, Inc.	483
2	MGE Energy, Inc.	107
2	Middlesex Water Co.	39
8	National Fuel Gas Co.	466
4	New Jersey Resources Corp.	178
45	NextEra Energy, Inc.	3,234
33	NiSource, Inc.	914
34	Northeast Utilities	1,411
3	Northwest Natural Gas Co.	137
4	NorthWestern Corp.	156
35	NRG Energy, Inc.	840
25	NV Energy, Inc.	494
11	OGE Energy Corp.	637
22	ONEOK, Inc.	990
2	Ormat Technologies, Inc.	41
4	Otter Tail Corp.	116
25	Pepco Holdings, Inc.	507
46	PG&E Corp.	1,961
8	Piedmont Natural Gas Co., Inc.	258
12	Pinnacle West Capital Corp.	671
9	PNM Resources, Inc.	202
8	Portland General Electric Co.	238
63	PPL Corp.	1,942
55	Public Service Enterprise Group, Inc.	1,792
19	Questar Corp.	447
13	SCANA Corp.	635
26	Sempra Energy	2,022
2	SJW Corp.	53
3	South Jersey Industries, Inc.	165
94	Southern Co. (The)	4,231
5	Southwest Gas Corp.	227
23	TECO Energy, Inc.	397
12	UGI Corp.	430

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	UIL Holdings Corp.	$196
1	Unitil Corp.	27
4	UNS Energy Corp.	188
9	Vectren Corp.	297
14	Westar Energy, Inc.	434
6	WGL Holdings, Inc.	253
25	Wisconsin Energy Corp.	1,033
52	Xcel Energy, Inc.	1,492
1	York Water Co.	18
		62,542
	Total Common Stocks (Cost $1,669,448)	1,806,685

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

1	Firsthand Technology Value Fund, Inc.*	18

	Total Investment Company (Cost $18)	18

No. of Rights
	Rights — 0.0%‡
4	BlueLinx Holdings, Inc., expiring 03/27/13 at $1.75*^	2
	Total Rights (Cost $—)	2

Principal Amount
	U.S. Government & Agency Securities (a) — 19.1%
	Federal Farm Credit Bank
$8,161	0.01%, due 03/01/13	8,161
	Federal Home Loan Bank
424,358	0.00%, due 03/01/13	424,358
	Federal Home Loan Mortgage Corp.
473	0.04%, due 03/01/13	473
	Federal National Mortgage Association
212	0.01%, due 03/01/13	212
2,448	0.03%, due 03/01/13	2,448
	U.S. Treasury Bills
400,000	0.00%, due 04/04/13	399,981
200,000	0.00%, due 05/16/13	199,955
	Total U.S. Government & Agency Securities (Cost $1,035,588)	1,035,588

	Repurchase Agreements (a)(b) — 30.6%
1,656,324	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,656,330	1,656,324
	Total Repurchase Agreements (Cost $1,656,324)	1,656,324

	Total Investment Securities (Cost $4,361,378) — 83.1%	4,498,617
	Other assets less liabilities — 16.9%	914,393
	Net Assets — 100.0%	$5,413,010

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $2 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $576,426.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,003
Aggregate gross unrealized depreciation	(17,675)
Net unrealized appreciation	$113,328
Federal income tax cost of investments	$4,385,289

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$154,022	$470

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	550,122	335,680

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,772,823	121,087

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	265,483	822

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	232,811	237,108

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	556,639	56,335

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 3000 Index Fund	4,487,589	286,807

		$1,038,309

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 55.1%
	Consumer Discretionary — 6.3%

4,195	Abercrombie & Fitch Co., Class A	$195,613
19,102	Amazon.com, Inc.*	5,048,086
5,270	Apollo Group, Inc., Class A*	88,905
2,058	AutoNation, Inc.*	90,079
1,945	AutoZone, Inc.*	739,392
12,085	Bed Bath & Beyond, Inc.*	685,824
14,076	Best Buy Co., Inc.	230,987
6,162	BorgWarner, Inc.*	458,514
11,375	Cablevision Systems Corp., Class A	159,136
12,063	CarMax, Inc.*	463,340
23,507	Carnival Corp.	840,845
31,151	CBS Corp. (Non-Voting), Class B	1,351,642
1,657	Chipotle Mexican Grill, Inc.*	524,921
14,958	Coach, Inc.	722,920
140,078	Comcast Corp., Class A	5,573,704
14,715	D.R. Horton, Inc.	328,145
6,772	Darden Restaurants, Inc.	313,340
15,564	Delphi Automotive plc*	651,353
31,843	DIRECTV*	1,533,877
12,593	Discovery Communications, Inc., Class A*	923,445
13,853	Dollar General Corp.*	641,948
11,974	Dollar Tree, Inc.*	541,045
4,910	Expedia, Inc.	313,454
5,050	Family Dollar Stores, Inc.	290,628
200,981	Ford Motor Co.	2,534,370
2,845	Fossil, Inc.*	292,381
6,394	GameStop Corp., Class A	160,234
12,110	Gannett Co., Inc.	243,048
15,667	Gap, Inc. (The)	515,758
5,759	Garmin Ltd.	197,764
8,180	Genuine Parts Co.	581,025
12,913	Goodyear Tire & Rubber Co. (The)*	167,611
14,305	H&R Block, Inc.	355,622
11,928	Harley-Davidson, Inc.	627,771
3,571	Harman International Industries, Inc.	151,589
6,099	Hasbro, Inc.	244,082
78,819	Home Depot, Inc. (The)	5,399,102
14,031	International Game Technology	223,654
22,737	Interpublic Group of Cos., Inc. (The)	290,579
7,510	J.C. Penney Co., Inc.	131,951
36,048	Johnson Controls, Inc.	1,134,431
11,160	Kohl’s Corp.	514,476
7,444	Leggett & Platt, Inc.	227,638
8,653	Lennar Corp., Class A	333,919
12,615	Limited Brands, Inc.	574,235
59,284	Lowe’s Cos., Inc.	2,261,685
20,831	Macy’s, Inc.	856,154
12,974	Marriott International, Inc., Class A	511,824
18,081	Mattel, Inc.	736,801
52,925	McDonald’s Corp.	5,075,508
2,937	Netflix, Inc.*	552,391
15,159	Newell Rubbermaid, Inc.	353,811
106,285	News Corp., Class A	3,061,008
38,485	NIKE, Inc., Class B	2,095,893
8,016	Nordstrom, Inc.	434,628
13,921	Omnicom Group, Inc.	800,875
6,036	O’Reilly Automotive, Inc.*	614,103
5,667	PetSmart, Inc.	368,978
2,634	priceline.com, Inc.*	1,811,086
17,919	PulteGroup, Inc.*	343,686
4,111	PVH Corp.	500,925
3,243	Ralph Lauren Corp.	562,563
11,726	Ross Stores, Inc.	679,639
4,583	Scripps Networks Interactive, Inc., Class A	288,958
35,524	Staples, Inc.	468,206
39,199	Starbucks Corp.	2,148,889
10,328	Starwood Hotels & Resorts Worldwide, Inc.	623,088
34,314	Target Corp.	2,160,409
6,284	Tiffany & Co.	422,033
15,913	Time Warner Cable, Inc.	1,374,724
49,914	Time Warner, Inc.	2,653,927
38,447	TJX Cos., Inc.	1,728,962
5,777	TripAdvisor, Inc.*	262,622
5,774	Urban Outfitters, Inc.*	233,963
4,646	VF Corp.	749,214
24,355	Viacom, Inc., Class B	1,423,793
93,417	Walt Disney Co. (The)	5,099,634
234	Washington Post Co. (The), Class B	93,258
4,112	Whirlpool Corp.	464,450
7,396	Wyndham Worldwide Corp.	445,535
4,189	Wynn Resorts Ltd.	489,694
23,825	Yum! Brands, Inc.	1,560,061
		81,925,361
	Consumer Staples — 6.0%

106,755	Altria Group, Inc.	3,581,630
34,724	Archer-Daniels-Midland Co.	1,106,307
22,780	Avon Products, Inc.	445,349
8,387	Beam, Inc.	511,859
7,997	Brown-Forman Corp., Class B	524,763
9,442	Campbell Soup Co.	388,633
6,878	Clorox Co. (The)	577,821
203,338	Coca-Cola Co. (The)	7,873,247
14,221	Coca-Cola Enterprises, Inc.	508,827
23,413	Colgate-Palmolive Co.	2,679,150
21,490	ConAgra Foods, Inc.	733,024
7,990	Constellation Brands, Inc., Class A*	353,478
22,800	Costco Wholesale Corp.	2,309,412
4	Crimson Wine Group Ltd.*	31
65,720	CVS Caremark Corp.	3,359,606
9,759	Dean Foods Co.*	161,999
10,973	Dr. Pepper Snapple Group, Inc.	478,642
12,656	Estee Lauder Cos., Inc. (The), Class A	811,250
34,018	General Mills, Inc.	1,573,332
16,907	H. J. Heinz Co.	1,224,574
7,883	Hershey Co. (The)	656,969
7,062	Hormel Foods Corp.	264,189
5,717	J.M. Smucker Co. (The)	544,830
13,029	Kellogg Co.	788,254
20,632	Kimberly-Clark Corp.	1,945,185
31,231	Kraft Foods Group, Inc.	1,513,767
27,084	Kroger Co. (The)	791,124
20,494	Lorillard, Inc.	789,839
6,985	McCormick & Co., Inc. (Non-Voting)	469,881
10,710	Mead Johnson Nutrition Co.	802,286

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,216	Molson Coors Brewing Co., Class B	$363,229
93,678	Mondelez International, Inc., Class A	2,590,197
7,865	Monster Beverage Corp.*	396,632
81,539	PepsiCo, Inc.	6,178,210
88,054	Philip Morris International, Inc.	8,078,955
144,129	Procter & Gamble Co. (The)	10,979,747
17,084	Reynolds American, Inc.	746,229
12,634	Safeway, Inc.	301,447
30,984	Sysco Corp.	996,445
15,128	Tyson Foods, Inc., Class A	342,952
45,290	Walgreen Co.	1,854,173
88,172	Wal-Mart Stores, Inc.	6,240,814
9,098	Whole Foods Market, Inc.	778,971
		77,617,259
	Energy — 6.1%

26,344	Anadarko Petroleum Corp.	2,096,456
20,631	Apache Corp.	1,532,264
23,168	Baker Hughes, Inc.	1,038,390
11,064	Cabot Oil & Gas Corp.	685,636
13,008	Cameron International Corp.*	828,870
27,325	Chesapeake Energy Corp.	550,872
103,168	Chevron Corp.	12,086,131
63,994	ConocoPhillips	3,708,452
12,005	CONSOL Energy, Inc.	385,961
20,396	Denbury Resources, Inc.*	369,576
19,850	Devon Energy Corp.	1,077,061
3,674	Diamond Offshore Drilling, Inc.	256,004
12,246	Ensco plc, Class A	736,474
14,281	EOG Resources, Inc.	1,795,265
7,887	EQT Corp.	497,591
240,346	Exxon Mobil Corp.	21,522,984
12,535	FMC Technologies, Inc.*	650,692
48,922	Halliburton Co.	2,030,752
5,572	Helmerich & Payne, Inc.	369,201
15,663	Hess Corp.	1,041,590
33,335	Kinder Morgan, Inc.	1,235,728
37,236	Marathon Oil Corp.	1,247,406
17,891	Marathon Petroleum Corp.	1,482,806
9,729	Murphy Oil Corp.	592,302
15,307	Nabors Industries Ltd.*	256,545
22,507	National Oilwell Varco, Inc.	1,533,402
7,136	Newfield Exploration Co.*	164,984
13,315	Noble Corp.	476,943
9,381	Noble Energy, Inc.	1,039,696
42,703	Occidental Petroleum Corp.	3,515,738
14,150	Peabody Energy Corp.	305,074
32,986	Phillips 66	2,076,799
6,973	Pioneer Natural Resources Co.	877,273
9,394	QEP Resources, Inc.	286,141
8,564	Range Resources Corp.	657,715
6,555	Rowan Cos. plc, Class A*	226,738
69,980	Schlumberger Ltd.	5,447,943
18,419	Southwestern Energy Co.*	631,219
35,097	Spectra Energy Corp.	1,019,217
7,411	Tesoro Corp.	416,795
29,178	Valero Energy Corp.	1,330,225
35,520	Williams Cos., Inc. (The)	1,232,899
10,501	WPX Energy, Inc.*	149,009
		79,462,819
	Financials — 8.7%

17,911	ACE Ltd.	1,529,420
24,711	Aflac, Inc.	1,234,314
25,402	Allstate Corp. (The)	1,169,000
51,324	American Express Co.	3,189,787
77,831	American International Group, Inc.*	2,958,356
20,835	American Tower Corp. (REIT)	1,616,796
10,851	Ameriprise Financial, Inc.	744,704
16,793	Aon plc	1,025,884
7,668	Apartment Investment & Management Co., Class A (REIT)	227,126
4,148	Assurant, Inc.	174,175
6,022	AvalonBay Communities, Inc. (REIT)	751,726
568,171	Bank of America Corp.	6,380,560
61,598	Bank of New York Mellon Corp. (The)	1,671,770
36,884	BB&T Corp.	1,119,798
96,148	Berkshire Hathaway, Inc., Class B*	9,822,480
6,603	BlackRock, Inc.	1,583,069
7,949	Boston Properties, Inc. (REIT)	825,742
30,658	Capital One Financial Corp.	1,564,478
15,909	CBRE Group, Inc., Class A*	384,521
57,809	Charles Schwab Corp. (The)	938,818
13,812	Chubb Corp. (The)	1,160,622
7,724	Cincinnati Financial Corp.	347,657
154,587	Citigroup, Inc.	6,488,016
16,166	CME Group, Inc.	967,050
10,029	Comerica, Inc.	344,797
26,601	Discover Financial Services	1,024,937
13,570	E*TRADE Financial Corp.*	145,335
16,956	Equity Residential (REIT)	933,258
47,310	Fifth Third Bancorp	749,390
13,026	First Horizon National Corp.	138,466
7,276	Franklin Resources, Inc.	1,027,735
25,925	Genworth Financial, Inc., Class A*	221,400
23,288	Goldman Sachs Group, Inc. (The)	3,487,611
23,000	Hartford Financial Services Group, Inc.	543,030
23,840	HCP, Inc. (REIT)	1,165,299
13,697	Health Care REIT, Inc. (REIT)	878,526
38,206	Host Hotels & Resorts, Inc. (REIT)	636,894
25,062	Hudson City Bancorp, Inc.	213,528
45,100	Huntington Bancshares, Inc./OH	317,053
3,832	IntercontinentalExchange, Inc.*	593,270
23,413	Invesco Ltd.	627,234
200,389	JPMorgan Chase & Co.	9,803,030
49,211	KeyCorp	462,091
21,496	Kimco Realty Corp. (REIT)	467,968
6,173	Legg Mason, Inc.	175,931
15,460	Leucadia National Corp.	415,874
14,495	Lincoln National Corp.	428,182
16,389	Loews Corp.	706,530
6,412	M&T Bank Corp.	654,601
28,697	Marsh & McLennan Cos., Inc.	1,065,807
14,637	McGraw-Hill Cos., Inc. (The)	681,352
57,515	MetLife, Inc.	2,038,332
10,225	Moody’s Corp.	491,414
72,850	Morgan Stanley	1,642,768
6,166	NASDAQ OMX Group, Inc. (The)	195,216

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,503	Northern Trust Corp.	$611,615
12,813	NYSE Euronext	477,669
18,328	People’s United Financial, Inc.	240,097
8,516	Plum Creek Timber Co., Inc. (REIT)	413,026
27,881	PNC Financial Services Group, Inc.	1,739,496
14,542	Principal Financial Group, Inc.	459,673
29,329	Progressive Corp. (The)	714,454
24,293	Prologis, Inc. (REIT)	945,969
24,457	Prudential Financial, Inc.	1,359,075
7,599	Public Storage (REIT)	1,149,045
74,486	Regions Financial Corp.	569,818
16,310	Simon Property Group, Inc. (REIT)	2,591,007
24,364	SLM Corp.	462,185
24,504	State Street Corp.	1,386,681
28,402	SunTrust Banks, Inc.	783,611
13,433	T. Rowe Price Group, Inc.	956,295
5,002	Torchmark Corp.	281,062
20,113	Travelers Cos., Inc. (The)	1,617,487
99,124	U.S. Bancorp	3,368,234
14,501	Unum Group	354,839
15,578	Ventas, Inc. (REIT)	1,102,611
8,929	Vornado Realty Trust (REIT)	716,195
258,091	Wells Fargo & Co.	9,053,832
28,545	Weyerhaeuser Co. (REIT)	839,508
15,843	XL Group plc	453,744
9,712	Zions Bancorp.	234,448
		113,034,404
	Health Care — 6.8%

83,317	Abbott Laboratories	2,815,281
83,317	AbbVie, Inc.	3,076,064
6,734	Actavis, Inc.*	573,467
17,635	Aetna, Inc.	832,196
18,362	Agilent Technologies, Inc.	761,656
10,244	Alexion Pharmaceuticals, Inc.*	888,565
16,214	Allergan, Inc.	1,757,922
12,410	AmerisourceBergen Corp.	585,752
40,448	Amgen, Inc.	3,697,352
28,959	Baxter International, Inc.	1,957,628
10,380	Becton, Dickinson and Co.	914,063
12,469	Biogen Idec, Inc.*	2,074,093
72,373	Boston Scientific Corp.*	534,836
87,016	Bristol-Myers Squibb Co.	3,216,982
4,036	C.R. Bard, Inc.	398,959
17,909	Cardinal Health, Inc.	827,575
11,692	CareFusion Corp.*	382,796
22,295	Celgene Corp.*	2,300,398
7,692	Cerner Corp.*	672,742
15,072	Cigna Corp.	881,109
7,094	Coventry Health Care, Inc.	321,784
24,956	Covidien plc	1,586,453
4,422	DaVita HealthCare Partners, Inc.*	528,960
7,477	DENTSPLY International, Inc.	309,697
6,086	Edwards Lifesciences Corp.*	522,970
53,829	Eli Lilly & Co.	2,942,293
43,035	Express Scripts Holding Co.*	2,449,122
12,342	Forest Laboratories, Inc.*	454,186
79,878	Gilead Sciences, Inc.*	3,411,589
8,707	Hospira, Inc.*	256,247
8,340	Humana, Inc.	569,288
2,096	Intuitive Surgical, Inc.*	1,068,729
146,084	Johnson & Johnson	11,118,453
4,981	Laboratory Corp. of America Holdings*	441,317
9,070	Life Technologies Corp.*	527,239
12,443	McKesson Corp.	1,320,576
53,313	Medtronic, Inc.	2,396,953
160,253	Merck & Co., Inc.	6,847,611
21,490	Mylan, Inc.*	636,319
4,412	Patterson Cos., Inc.	160,332
6,052	PerkinElmer, Inc.	206,797
4,654	Perrigo Co.	526,693
388,114	Pfizer, Inc.	10,622,680
8,379	Quest Diagnostics, Inc.	470,648
16,242	St. Jude Medical, Inc.	665,922
15,236	Stryker Corp.	973,276
5,616	Tenet Healthcare Corp.*	220,765
18,990	Thermo Fisher Scientific, Inc.	1,401,462
53,846	UnitedHealth Group, Inc.	2,878,069
5,772	Varian Medical Systems, Inc.*	407,676
4,585	Waters Corp.*	425,121
16,007	WellPoint, Inc.	995,315
9,138	Zimmer Holdings, Inc.	684,984
		87,498,962
	Industrials — 5.7%

33,557	3M Co.	3,489,928
12,252	ADT Corp. (The)	586,748
5,250	Avery Dennison Corp.	214,462
35,778	Boeing Co. (The)	2,751,328
8,499	C.H. Robinson Worldwide, Inc.	484,613
34,475	Caterpillar, Inc.	3,184,456
5,600	Cintas Corp.	245,840
54,365	CSX Corp.	1,247,133
9,314	Cummins, Inc.	1,079,213
30,675	Danaher Corp.	1,889,580
20,652	Deere & Co.	1,813,865
9,430	Dover Corp.	691,690
2,354	Dun & Bradstreet Corp. (The)	189,732
24,341	Eaton Corp. plc	1,508,412
38,178	Emerson Electric Co.	2,164,693
6,304	Equifax, Inc.	347,476
11,022	Expeditors International of Washington, Inc.	428,205
14,211	Fastenal Co.	733,714
15,396	FedEx Corp.	1,623,200
2,641	Flowserve Corp.	423,881
8,775	Fluor Corp.	543,172
17,492	General Dynamics Corp.	1,188,931
552,778	General Electric Co.	12,835,505
41,291	Honeywell International, Inc.	2,894,499
22,478	Illinois Tool Works, Inc.	1,382,397
14,760	Ingersoll-Rand plc	777,114
8,793	Iron Mountain, Inc.	303,359
6,857	Jacobs Engineering Group, Inc.*	334,896
5,576	Joy Global, Inc.	353,184
4,957	L-3 Communications Holdings, Inc.	378,070
14,161	Lockheed Martin Corp.	1,246,168
18,823	Masco Corp.	362,531
16,652	Norfolk Southern Corp.	1,216,429
12,941	Northrop Grumman Corp.	849,965
18,615	PACCAR, Inc.	882,909
5,856	Pall Corp.	399,262
7,864	Parker Hannifin Corp.	742,991
11,084	Pentair Ltd.	590,445
10,585	Pitney Bowes, Inc.	138,664

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,668	Precision Castparts Corp.	$1,430,772
11,232	Quanta Services, Inc.*	318,989
17,386	Raytheon Co.	948,754
15,769	Republic Services, Inc.	495,777
7,422	Robert Half International, Inc.	263,852
7,338	Rockwell Automation, Inc.	662,915
7,398	Rockwell Collins, Inc.	444,694
5,187	Roper Industries, Inc.	646,352
2,695	Ryder System, Inc.	151,459
3,079	Snap-on, Inc.	247,151
38,906	Southwest Airlines Co.	455,200
8,904	Stanley Black & Decker, Inc.	700,745
4,523	Stericycle, Inc.*	433,846
14,861	Textron, Inc.	428,740
24,559	Tyco International Ltd.	786,134
24,801	Union Pacific Corp.	3,400,465
37,718	United Parcel Service, Inc., Class B	3,117,393
44,445	United Technologies Corp.	4,024,495
3,144	W.W. Grainger, Inc.	711,990
22,986	Waste Management, Inc.	857,838
9,799	Xylem, Inc.	269,473
		73,315,694
	Information Technology — 10.0%

33,658	Accenture plc, Class A	2,502,809
26,097	Adobe Systems, Inc.*	1,025,612
31,897	Advanced Micro Devices, Inc.*	79,424
9,357	Akamai Technologies, Inc.*	345,835
16,902	Altera Corp.	598,669
8,455	Amphenol Corp., Class A	599,121
15,882	Analog Devices, Inc.	718,184
49,591	Apple, Inc.	21,889,467
63,129	Applied Materials, Inc.	864,867
11,840	Autodesk, Inc.*	434,765
25,589	Automatic Data Processing, Inc.	1,570,141
7,560	BMC Software, Inc.*	302,929
27,345	Broadcom Corp., Class A	932,738
17,666	CA, Inc.	432,640
279,882	Cisco Systems, Inc.	5,835,540
9,846	Citrix Systems, Inc.*	698,081
15,819	Cognizant Technology Solutions Corp., Class A*	1,214,425
8,188	Computer Sciences Corp.	393,270
77,902	Corning, Inc.	982,344
76,927	Dell, Inc.	1,073,132
61,390	eBay, Inc.*	3,356,805
16,086	Electronic Arts, Inc.*	281,988
111,049	EMC Corp.*	2,555,238
4,168	F5 Networks, Inc.*	393,584
13,140	Fidelity National Information Services, Inc.	494,721
3,161	First Solar, Inc.*	81,712
7,027	Fiserv, Inc.*	576,987
7,906	FLIR Systems, Inc.	208,244
14,029	Google, Inc., Class A*	11,240,035
5,986	Harris Corp.	287,747
103,647	Hewlett-Packard Co.	2,087,451
262,301	Intel Corp.	5,468,976
55,993	International Business Machines Corp.	11,245,074
14,672	Intuit, Inc.	946,051
9,863	Jabil Circuit, Inc.	184,734
12,334	JDS Uniphase Corp.*	174,650
27,178	Juniper Networks, Inc.*	562,041
8,776	KLA-Tencor Corp.	480,574
9,076	Lam Research Corp.*	383,915
12,199	Linear Technology Corp.	466,490
29,171	LSI Corp.*	203,030
5,638	Mastercard, Inc., Class A	2,919,469
10,262	Microchip Technology, Inc.	374,255
53,645	Micron Technology, Inc.*	450,082
399,304	Microsoft Corp.	11,100,651
7,286	Molex, Inc.	201,895
14,786	Motorola Solutions, Inc.	919,837
18,887	NetApp, Inc.*	638,947
32,938	NVIDIA Corp.	416,995
198,144	Oracle Corp.	6,788,413
17,050	Paychex, Inc.	564,355
89,826	QUALCOMM, Inc.	5,895,280
10,188	Red Hat, Inc.*	517,652
14,959	SAIC, Inc.	176,815
6,883	Salesforce.com, Inc.*	1,164,741
12,736	SanDisk Corp.*	641,767
17,718	Seagate Technology plc	569,811
36,578	Symantec Corp.*	857,388
22,271	TE Connectivity Ltd.	893,735
8,922	Teradata Corp.*	518,011
9,898	Teradyne, Inc.*	165,891
59,075	Texas Instruments, Inc.	2,030,408
8,474	Total System Services, Inc.	201,342
8,187	VeriSign, Inc.*	374,965
27,479	Visa, Inc., Class A	4,359,269
11,550	Western Digital Corp.	544,698
31,448	Western Union Co. (The)	441,215
66,603	Xerox Corp.	540,150
13,746	Xilinx, Inc.	512,313
54,869	Yahoo!, Inc.*	1,169,258
		130,123,648
	Materials — 1.9%

11,219	Air Products & Chemicals, Inc.	968,649
3,700	Airgas, Inc.	371,036
56,254	Alcoa, Inc.	479,284
5,658	Allegheny Technologies, Inc.	172,399
8,109	Ball Corp.	360,121
5,439	Bemis Co., Inc.	203,092
3,311	CF Industries Holdings, Inc.	664,948
7,490	Cliffs Natural Resources, Inc.	190,695
63,223	Dow Chemical Co. (The)	2,005,434
49,154	E.I. du Pont de Nemours & Co.	2,354,477
8,086	Eastman Chemical Co.	563,837
13,895	Ecolab, Inc.	1,063,662
7,248	FMC Corp.	436,765
50,036	Freeport-McMoRan Copper & Gold, Inc.	1,597,149
4,300	International Flavors & Fragrances, Inc.	313,814
23,146	International Paper Co.	1,018,656
20,009	LyondellBasell Industries N.V., Class A	1,172,928
9,216	MeadWestvaco Corp.	329,103
28,187	Monsanto Co.	2,847,733
14,585	Mosaic Co. (The)	853,806
26,163	Newmont Mining Corp.	1,054,107
16,745	Nucor Corp.	754,362
8,674	Owens-Illinois, Inc.*	221,187
7,534	PPG Industries, Inc.	1,014,528
15,662	Praxair, Inc.	1,770,589
10,257	Sealed Air Corp.	227,808
4,512	Sherwin-Williams Co. (The)	729,094

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,339	Sigma-Aldrich Corp.	$488,483
7,605	United States Steel Corp.	158,488
6,841	Vulcan Materials Co.	348,412
		24,734,646
	Telecommunication Services — 1.7%

299,424	AT&T, Inc.	10,752,316
32,911	CenturyLink, Inc.	1,141,024
15,454	Crown Castle International Corp.*	1,078,689
52,638	Frontier Communications Corp.	217,921
16,700	MetroPCS Communications, Inc.*	163,660
158,383	Sprint Nextel Corp.*	918,621
150,439	Verizon Communications, Inc.	6,999,927
31,003	Windstream Corp.	266,316
		21,538,474
	Utilities — 1.9%

32,545	AES Corp. (The)	378,173
6,210	AGL Resources, Inc.	248,152
12,792	Ameren Corp.	432,242
25,576	American Electric Power Co., Inc.	1,196,701
22,538	CenterPoint Energy, Inc.	482,989
13,905	CMS Energy Corp.	370,012
15,431	Consolidated Edison, Inc.	910,429
30,292	Dominion Resources, Inc.	1,696,352
9,071	DTE Energy Co.	605,943
37,118	Duke Energy Corp.	2,570,422
17,183	Edison International	825,299
9,372	Entergy Corp.	583,501
45,025	Exelon Corp.	1,395,325
22,053	FirstEnergy Corp.	870,652
4,101	Integrys Energy Group, Inc.	231,994
22,315	NextEra Energy, Inc.	1,603,779
16,329	NiSource, Inc.	452,313
16,549	Northeast Utilities	686,949
16,992	NRG Energy, Inc.	407,808
10,788	ONEOK, Inc.	485,352
12,096	Pepco Holdings, Inc.	245,428
22,672	PG&E Corp.	966,734
5,782	Pinnacle West Capital Corp.	323,445
30,667	PPL Corp.	945,157
26,668	Public Service Enterprise Group, Inc.	869,110
6,950	SCANA Corp.	339,438
11,853	Sempra Energy	921,689
46,080	Southern Co. (The)	2,074,061
10,729	TECO Energy, Inc.	185,075
12,124	Wisconsin Energy Corp.	500,721
25,706	Xcel Energy, Inc.	737,762
		24,543,007
	Total Common Stocks (Cost $728,907,725)	713,794,274

Principal Amount
	U.S. Government & Agency Securities (a) — 19.7%
	Federal Farm Credit Bank
$1,799,675	0.01%, due 03/01/13	1,799,675
	Federal Home Loan Bank
93,583,122	0.00%, due 03/01/13	93,583,122
	Federal Home Loan Mortgage Corp.
104,381	0.04%, due 03/01/13	104,381
	Federal National Mortgage Association
46,792	0.01%, due 03/01/13	46,792
539,902	0.03%, due 03/01/13	539,902
	U.S. Treasury Bills
15,000,000	0.00%, due 04/04/13	14,998,449
45,000,000	0.00%, due 04/18/13	44,996,553
50,000,000	0.00%, due 05/09/13	49,993,771
50,000,000	0.00%, due 06/06/13	49,988,414
	Total U.S. Government & Agency Securities (Cost $256,051,059)	256,051,059

	Repurchase Agreements (a)(b) — 19.7%
256,012,020	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $256,013,051	256,012,020
	Total Repurchase Agreements (Cost $256,012,020)	256,012,020

	Total Investment Securities (Cost $1,240,970,804) — 94.5%	1,225,857,353
	Other assets less liabilities — 5.5%	71,621,283
	Net Assets — 100.0%	$1,297,478,636

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $301,211,842.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,049,100
Aggregate gross unrealized depreciation	(54,569,989)
Net unrealized depreciation	$(15,520,889)
Federal income tax cost of investments	$1,241,378,242

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	612	03/15/13	$46,259,550	$2,774,343

Cash collateral in the amount of $5,608,321 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$402,384,594	$1,092,228

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	129,326,297	461,200

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	55,199,873	186,662

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	70,137,849	258,560

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	76,539,738	285,896

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	335,167,256	48,863,409

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	58,229,255	76,228

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	500,032,431	32,263,411

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	207,840,010	12,792,096

		$96,279,690

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.9%
	Consumer Discretionary — 13.6%

60,706	Amazon.com, Inc.*	$16,042,775
30,714	Bed Bath & Beyond, Inc.*	1,743,020
283,990	Comcast Corp., Class A	11,299,962
80,972	DIRECTV*	3,900,421
19,424	Discovery Communications, Inc., Class A*	1,424,362
30,450	Dollar Tree, Inc.*	1,375,883
16,361	Expedia, Inc.	1,044,486
8,037	Fossil, Inc.*	825,962
26,139	Garmin Ltd.	897,613
19,319	Liberty Global, Inc., Class A*	1,330,886
69,005	Liberty Interactive Corp., Class A*	1,440,824
45,981	Mattel, Inc.	1,873,726
207,208	News Corp., Class A	5,967,590
15,358	O’Reilly Automotive, Inc.*	1,562,523
6,679	priceline.com, Inc.*	4,592,347
30,018	Ross Stores, Inc.	1,739,843
14,259	Sears Holdings Corp.*	641,655
879,092	Sirius XM Radio, Inc.	2,725,185
90,316	Staples, Inc.	1,190,365
99,661	Starbucks Corp.	5,463,416
14,784	Starz - Liberty Capital*	274,391
60,452	Viacom, Inc., Class B	3,534,024
35,972	Virgin Media, Inc.	1,669,101
13,475	Wynn Resorts Ltd.	1,575,228
		74,135,588
	Consumer Staples — 2.9%

57,964	Costco Wholesale Corp.	5,871,174
238,182	Mondelez International, Inc., Class A	6,585,732
22,967	Monster Beverage Corp.*	1,158,226
24,876	Whole Foods Market, Inc.	2,129,883
		15,745,015
	Health Care — 9.8%

26,033	Alexion Pharmaceuticals, Inc.*	2,258,102
102,841	Amgen, Inc.	9,400,696
31,706	Biogen Idec, Inc.*	5,273,976
27,502	Catamaran Corp.*	1,477,132
56,699	Celgene Corp.*	5,850,203
22,998	Cerner Corp.*	2,011,405
19,028	DENTSPLY International, Inc.	788,140
109,423	Express Scripts Holding Co.*	6,227,263
203,091	Gilead Sciences, Inc.*	8,674,017
11,795	Henry Schein, Inc.*	1,052,350
5,326	Intuitive Surgical, Inc.*	2,715,674
23,059	Life Technologies Corp.*	1,340,420
54,622	Mylan, Inc.*	1,617,357
12,585	Perrigo Co.	1,424,245
12,661	Regeneron Pharmaceuticals, Inc.*	2,114,387
29,055	Vertex Pharmaceuticals, Inc.*	1,360,355
		53,585,722
	Industrials — 1.7%

21,606	C.H. Robinson Worldwide, Inc.	1,231,974
28,007	Expeditors International of Washington, Inc.	1,088,072
39,714	Fastenal Co.	2,050,434
47,317	PACCAR, Inc.	2,244,245
11,514	Stericycle, Inc.*	1,104,423
22,354	Verisk Analytics, Inc., Class A*	1,308,156
		9,027,304
	Information Technology — 48.8%

149,138	Activision Blizzard, Inc.	2,132,673
66,348	Adobe Systems, Inc.*	2,607,476
23,791	Akamai Technologies, Inc.*	879,315
42,974	Altera Corp.	1,522,139
40,393	Analog Devices, Inc.	1,826,571
126,086	Apple, Inc.	55,654,360
165,863	Applied Materials, Inc.	2,272,323
30,091	Autodesk, Inc.*	1,104,942
65,061	Automatic Data Processing, Inc.	3,992,143
32,822	Avago Technologies Ltd.	1,123,169
36,745	Baidu, Inc. (ADR)*	3,334,976
20,771	BMC Software, Inc.*	832,294
68,625	Broadcom Corp., Class A	2,340,799
61,565	CA, Inc.	1,507,727
27,449	Check Point Software Technologies Ltd.*	1,441,347
711,593	Cisco Systems, Inc.	14,836,714
25,026	Citrix Systems, Inc.*	1,774,343
40,241	Cognizant Technology Solutions Corp., Class A*	3,089,302
232,481	Dell, Inc.	3,243,110
173,429	eBay, Inc.*	9,483,098
6,517	Equinix, Inc.*	1,378,671
10,594	F5 Networks, Inc.*	1,000,391
225,731	Facebook, Inc., Class A*	6,151,170
17,885	Fiserv, Inc.*	1,468,537
35,511	Google, Inc., Class A*	28,451,413
666,931	Intel Corp.	13,905,511
39,690	Intuit, Inc.	2,559,211
22,322	KLA-Tencor Corp.	1,222,353
31,008	Linear Technology Corp.	1,185,746
39,075	Maxim Integrated Products, Inc.	1,218,359
26,082	Microchip Technology, Inc.	951,211
136,387	Micron Technology, Inc.*	1,144,287
1,128,048	Microsoft Corp.	31,359,734
48,025	NetApp, Inc.*	1,624,686
41,878	Nuance Communications, Inc.*	770,974
83,754	NVIDIA Corp.	1,060,326
645,895	Oracle Corp.	22,128,363
48,713	Paychex, Inc.	1,612,400
228,384	QUALCOMM, Inc.	14,988,842
32,406	SanDisk Corp.*	1,632,938
50,592	Seagate Technology plc	1,627,039
92,996	Symantec Corp.*	2,179,826
150,226	Texas Instruments, Inc.	5,163,268
32,657	Western Digital Corp.	1,540,104
34,976	Xilinx, Inc.	1,303,556
158,509	Yahoo!, Inc.*	3,377,827
		266,005,564
	Materials — 0.3%

7,025	Randgold Resources Ltd. (ADR)	582,162
16,121	Sigma-Aldrich Corp.	1,242,284
		1,824,446
	Telecommunication Services — 0.8%

16,943	SBA Communications Corp., Class A*	1,204,986

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
130,694	Vodafone Group plc (ADR)	$3,285,647
		4,490,633
	Total Common Stocks (Cost $432,413,300)	424,814,272

Principal Amount
	U.S. Government & Agency Securities (a) — 6.9%
	Federal Farm Credit Bank
$249,730	0.01%, due 03/01/13	249,730
	Federal Home Loan Bank
12,985,962	0.00%, due 03/01/13	12,985,962
	Federal Home Loan Mortgage Corp.
14,484	0.04%, due 03/01/13	14,484
	Federal National Mortgage Association
6,493	0.01%, due 03/01/13	6,493
74,919	0.03%, due 03/01/13	74,919
	U.S. Treasury Bills
16,300,000	0.00%, due 04/04/13	16,298,706
8,000,000	0.00%, due 05/16/13	7,998,396
	Total U.S. Government & Agency Securities (Cost $37,628,690)	37,628,690

	Repurchase Agreements (a)(b) — 10.8%
58,747,852	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $58,748,081	58,747,852
	Total Repurchase Agreements (Cost $58,747,852)	58,747,852

	Total Investment Securities (Cost $528,789,842) — 95.6%	521,190,814
	Other assets less liabilities — 4.4%	23,710,146
	Net Assets — 100.0%	$544,900,960

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $108,024,752.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,782,910
Aggregate gross unrealized depreciation	(35,482,694)
Net unrealized depreciation	$(7,699,784)
Federal income tax cost of investments	$528,890,598

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	672	03/15/13	$36,788,640	$904,673

Cash collateral in the amount of $1,481,760 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$98,198,312	$(115,263)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	126,992,358	1,275,081

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	74,651,900	(244,381)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	9,136,922	(9,321)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	4,751,995	(61,720)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	86,346,170	(10,462,115)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	96,371,636	15,802,065

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	61,710,859	1,722,977

Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	70,052,816	1,046,874

		$8,954,197

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 40.5%
	Consumer Discretionary — 4.8%

46,064	Home Depot, Inc. (The)	$3,155,384
46,064	McDonald’s Corp.	4,417,537
46,064	Walt Disney Co. (The)	2,514,634
		10,087,555
	Consumer Staples — 4.1%

46,064	Coca-Cola Co. (The)	1,783,598
46,064	Procter & Gamble Co. (The)	3,509,156
46,064	Wal-Mart Stores, Inc.	3,260,410
		8,553,164
	Energy — 4.6%

46,064	Chevron Corp.	5,396,398
46,064	Exxon Mobil Corp.	4,125,031
		9,521,429
	Financials — 4.5%

46,064	American Express Co.	2,862,877
46,064	Bank of America Corp.	517,299
46,064	JPMorgan Chase & Co.	2,253,451
46,064	Travelers Cos., Inc. (The)	3,704,467
		9,338,094
	Health Care — 4.4%

46,064	Johnson & Johnson	3,505,931
46,064	Merck & Co., Inc.	1,968,315
46,064	Pfizer, Inc.	1,260,771
46,064	UnitedHealth Group, Inc.	2,462,121
		9,197,138
	Industrials — 8.6%

46,064	3M Co.	4,790,656
46,064	Boeing Co. (The)	3,542,322
46,064	Caterpillar, Inc.	4,254,932
46,064	General Electric Co.	1,069,606
46,064	United Technologies Corp.	4,171,095
		17,828,611
	Information Technology — 6.4%

46,064	Cisco Systems, Inc.	960,435
46,064	Hewlett-Packard Co.	927,729
46,064	Intel Corp.	960,434
46,064	International Business Machines Corp.	9,251,033
46,064	Microsoft Corp.	1,280,579
		13,380,210
	Materials — 1.3%

46,064	Alcoa, Inc.	392,465
46,064	E.I. du Pont de Nemours & Co.	2,206,466
		2,598,931
	Telecommunication Services — 1.8%

46,064	AT&T, Inc.	1,654,158
46,064	Verizon Communications, Inc.	2,143,358
		3,797,516
	Total Common Stocks (Cost $82,341,261)	84,302,648

Principal Amount
	U.S. Government & Agency Securities (a) — 20.1%
	Federal Farm Credit Bank
$313,524	0.01%, due 03/01/13	313,524
	Federal Home Loan Bank
16,303,255	0.00%, due 03/01/13	16,303,255
	Federal Home Loan Mortgage Corp.
18,184	0.04%, due 03/01/13	18,184
	Federal National Mortgage Association
8,152	0.01%, due 03/01/13	8,152
94,057	0.03%, due 03/01/13	94,057
	U.S. Treasury Bills
10,000,000	0.00%, due 04/18/13	9,999,193
15,000,000	0.00%, due 05/16/13	14,996,992
	Total U.S. Government & Agency Securities (Cost $41,733,357)	41,733,357

	Repurchase Agreements (a)(b) — 22.7%
47,184,592	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $47,184,780	47,184,592
	Total Repurchase Agreements (Cost $47,184,592)	47,184,592

	Total Investment Securities (Cost $171,259,210) — 83.3%	173,220,597
	Other assets less liabilities — 16.7%	34,847,101
	Net Assets — 100.0%	$208,067,698

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $56,567,026.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,899,284
Aggregate gross unrealized depreciation	(3,937,897)
Net unrealized appreciation	$1,961,387
Federal income tax cost of investments	$171,259,210

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	331	03/15/13	$23,217,995	$1,261,254

Cash collateral in the amount of $942,211 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$11,227,131	$56,028

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	89,812,225	12,920,028

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	8,610,688	62,833

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	14,320,229	108,855

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	22,106,386	4,996,345

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	30,226,253	6,584,352

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	132,301,136	9,121,671

		$33,850,112

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 52.9%
	Consumer Discretionary — 6.6%

27,960	Aaron’s, Inc.	$763,028
29,174	Advance Auto Parts, Inc.	2,227,143
31,124	Aeropostale, Inc.*	405,234
22,808	AMC Networks, Inc., Class A*	1,309,179
71,661	American Eagle Outfitters, Inc.	1,481,949
19,235	Ann, Inc.*	544,158
50,103	Ascena Retail Group, Inc.*	841,229
16,314	Bally Technologies, Inc.*	778,994
15,007	Barnes & Noble, Inc.*	236,210
23,022	Big Lots, Inc.*	766,633
11,174	Bob Evans Farms, Inc.	454,782
29,085	Brinker International, Inc.	970,857
18,380	Cabela’s, Inc.*	929,844
20,189	Carter’s, Inc.*	1,138,862
19,850	Cheesecake Factory, Inc. (The)	687,604
66,181	Chico’s FAS, Inc.	1,123,753
40,662	Cinemark Holdings, Inc.	1,130,404
14,022	Deckers Outdoor Corp.*	565,647
22,708	DeVry, Inc.	680,786
39,020	Dick’s Sporting Goods, Inc.	1,951,000
28,515	DreamWorks Animation SKG, Inc., Class A*	473,349
59,938	Foot Locker, Inc.	2,049,280
56,768	Gentex Corp.	1,064,400
24,389	Guess?, Inc.	675,331
38,915	Hanesbrands, Inc.*	1,542,591
14,455	HSN, Inc.	773,343
10,154	International Speedway Corp., Class A	306,042
29,202	Jarden Corp.*	1,813,736
18,658	John Wiley & Sons, Inc., Class A	682,510
32,333	KB Home	604,304
21,974	Lamar Advertising Co., Class A*	1,016,078
15,946	Life Time Fitness, Inc.*	671,964
118,194	LKQ Corp.*	2,504,531
10,935	Matthews International Corp., Class A	360,855
15,480	MDC Holdings, Inc.	594,896
14,337	Meredith Corp.	602,441
23,069	Mohawk Industries, Inc.*	2,445,775
48,422	New York Times Co. (The), Class A*	468,241
1,828	NVR, Inc.*	1,844,818
113,426	Office Depot, Inc.*	457,107
11,237	Panera Bread Co., Class A*	1,808,595
25,520	Polaris Industries, Inc.	2,229,682
22,876	Regis Corp.	412,226
23,399	Rent-A-Center, Inc.	848,916
40,320	Saks, Inc.*	459,648
10,451	Scholastic Corp.	314,575
20,976	Scientific Games Corp., Class A*	188,784
84,586	Service Corp. International	1,314,466
32,206	Signet Jewelers Ltd.	1,971,651
26,953	Sotheby’s	1,030,413
4,721	Strayer Education, Inc.	231,754
23,696	Tempur-Pedic International, Inc.*	973,195
17,481	Thor Industries, Inc.	657,111
59,530	Toll Brothers, Inc.*	2,031,164
28,010	Tractor Supply Co.	2,912,760
21,988	Tupperware Brands Corp.	1,720,121
30,796	Under Armour, Inc., Class A*	1,517,627
15,597	Valassis Communications, Inc.	428,762
111,974	Wendy’s Co. (The)	637,132
34,311	Williams-Sonoma, Inc.	1,557,719
21,706	WMS Industries, Inc.*	543,518
		63,728,707
	Consumer Staples — 1.9%

55,562	Church & Dwight Co., Inc.	3,442,622
24,619	Energizer Holdings, Inc.	2,263,225
45,608	Flowers Foods, Inc.	1,285,233
48,998	Green Mountain Coffee Roasters, Inc.*	2,340,144
19,609	Harris Teeter Supermarkets, Inc.	843,187
48,615	Hillshire Brands Co. (The)	1,575,126
30,443	Ingredion, Inc.	2,015,327
7,707	Lancaster Colony Corp.	563,921
12,984	Post Holdings, Inc.*	501,961
49,639	Smithfield Foods, Inc.*	1,103,971
84,907	SUPERVALU, Inc.	337,081
8,160	Tootsie Roll Industries, Inc.	229,133
19,597	United Natural Foods, Inc.*	992,000
9,321	Universal Corp.	520,019
		18,012,950
	Energy — 3.2%

87,684	Alpha Natural Resources, Inc.*	699,718
84,415	Arch Coal, Inc.	441,490
22,648	Atwood Oceanics, Inc.*	1,158,445
19,148	Bill Barrett Corp.*	345,621
7,806	CARBO Ceramics, Inc.	708,785
34,414	Cimarex Energy Co.	2,316,406
30,091	Dresser-Rand Group, Inc.*	1,855,411
14,472	Dril-Quip, Inc.*	1,190,033
28,690	Energen Corp.	1,326,626
47,066	Forest Oil Corp.*	272,983
38,957	Helix Energy Solutions Group, Inc.*	911,983
80,559	HollyFrontier Corp.	4,527,416
23,475	Northern Oil and Gas, Inc.*	321,842
42,911	Oceaneering International, Inc.	2,728,711
21,830	Oil States International, Inc.*	1,662,355
59,392	Patterson-UTI Energy, Inc.	1,386,209
51,298	Plains Exploration & Production Co.*	2,327,390
47,455	Quicksilver Resources, Inc.*	88,266
20,892	Rosetta Resources, Inc.*	1,017,023
26,276	SM Energy Co.	1,520,855
62,710	Superior Energy Services, Inc.*	1,658,680
19,813	Tidewater, Inc.	937,749
17,188	Unit Corp.*	781,710
28,666	World Fuel Services Corp.	1,090,168
		31,275,875
	Financials — 12.3%

20,599	Affiliated Managers Group, Inc.*	3,012,192
17,046	Alexander & Baldwin, Inc.*	600,531
25,326	Alexandria Real Estate Equities, Inc. (REIT)	1,801,692
6,738	Alleghany Corp.*	2,546,088
41,608	American Campus Communities, Inc. (REIT)	1,880,682
30,141	American Financial Group, Inc./OH	1,324,998
80,682	Apollo Investment Corp.	701,127
49,464	Arthur J. Gallagher & Co.	1,903,375
28,230	Aspen Insurance Holdings Ltd.	1,012,328
68,264	Associated Banc-Corp	982,319

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32,485	Astoria Financial Corp.	$317,703
33,049	BancorpSouth, Inc.	505,650
17,875	Bank of Hawaii Corp.	864,971
66,417	BioMed Realty Trust, Inc. (REIT)	1,402,727
30,560	BRE Properties, Inc. (REIT)	1,485,522
46,897	Brown & Brown, Inc.	1,406,910
33,450	Camden Property Trust (REIT)	2,312,733
29,125	Cathay General Bancorp	567,646
34,705	CBOE Holdings, Inc.	1,246,604
18,826	City National Corp./CA	1,069,505
30,984	Commerce Bancshares, Inc./MO	1,180,181
32,129	Corporate Office Properties Trust (REIT)	831,177
39,789	Corrections Corp. of America (REIT)	1,525,908
24,442	Cullen/Frost Bankers, Inc.	1,480,208
123,683	Duke Realty Corp. (REIT)	1,998,717
55,799	East West Bancorp, Inc.	1,372,655
45,807	Eaton Vance Corp.	1,749,369
24,573	Equity One, Inc. (REIT)	577,711
14,526	Essex Property Trust, Inc. (REIT)	2,164,229
20,563	Everest Re Group Ltd.	2,562,355
40,729	Extra Space Storage, Inc. (REIT)	1,524,894
25,699	Federal Realty Investment Trust (REIT)	2,729,491
37,210	Federated Investors, Inc., Class B	864,016
84,232	Fidelity National Financial, Inc., Class A	2,100,746
42,419	First American Financial Corp.	1,030,358
140,226	First Niagara Financial Group, Inc.	1,147,049
43,605	FirstMerit Corp.	659,308
79,178	Fulton Financial Corp.	898,670
10,482	Greenhill & Co., Inc.	637,096
33,715	Hancock Holding Co.	1,018,193
17,725	Hanover Insurance Group, Inc. (The)	756,503
40,283	HCC Insurance Holdings, Inc.	1,611,320
31,228	Highwoods Properties, Inc. (REIT)	1,139,822
20,381	Home Properties, Inc. (REIT)	1,272,182
49,166	Hospitality Properties Trust (REIT)	1,312,732
21,653	International Bancshares Corp.	438,473
74,446	Janus Capital Group, Inc.	689,370
17,514	Jones Lang LaSalle, Inc.	1,692,553
21,580	Kemper Corp.	682,791
29,633	Kilroy Realty Corp. (REIT)	1,563,437
47,020	Liberty Property Trust (REIT)	1,823,906
54,327	Macerich Co. (The) (REIT)	3,265,596
33,032	Mack-Cali Realty Corp. (REIT)	937,448
14,412	Mercury General Corp.	560,194
48,553	MSCI, Inc.*	1,608,561
43,758	National Retail Properties, Inc. (REIT)	1,507,463
174,619	New York Community Bancorp, Inc.	2,357,356
95,956	Old Republic International Corp.	1,152,432
44,558	Omega Healthcare Investors, Inc. (REIT)	1,247,178
16,055	Potlatch Corp. (REIT)	706,581
18,543	Primerica, Inc.	583,548
17,503	Prosperity Bancshares, Inc.	807,588
31,471	Protective Life Corp.	1,004,554
44,366	Raymond James Financial, Inc.	1,946,780
48,994	Rayonier, Inc. (REIT)	2,737,295
71,181	Realty Income Corp. (REIT)	3,249,413
35,944	Regency Centers Corp. (REIT)	1,864,775
29,369	Reinsurance Group of America, Inc.	1,688,717
53,629	SEI Investments Co.	1,516,092
74,186	Senior Housing Properties Trust (REIT)	1,861,327
18,361	Signature Bank/NY*	1,363,671
35,936	SL Green Realty Corp. (REIT)	2,933,096
17,593	StanCorp Financial Group, Inc.	700,377
17,703	SVB Financial Group*	1,187,163
312,792	Synovus Financial Corp.	794,492
24,535	Taubman Centers, Inc. (REIT)	1,882,325
64,952	TCF Financial Corp.	892,440
26,654	Trustmark Corp.	610,377
99,470	UDR, Inc. (REIT)	2,373,354
78,586	Valley National Bancorp	788,218
43,747	W. R. Berkley Corp.	1,815,500
33,990	Waddell & Reed Financial, Inc., Class A	1,394,270
42,243	Washington Federal, Inc.	741,365
31,931	Webster Financial Corp.	703,121
44,397	Weingarten Realty Investors (REIT)	1,360,768
10,890	Westamerica Bancorp.	481,882
		118,606,040
	Health Care — 5.0%

68,184	Allscripts Healthcare Solutions, Inc.*	867,300
8,009	Bio-Rad Laboratories, Inc., Class A*	986,709
19,308	Charles River Laboratories International, Inc.*	786,608
36,265	Community Health Systems, Inc.	1,532,559
19,045	Cooper Cos., Inc. (The)	2,019,913
21,763	Covance, Inc.*	1,449,198
45,371	Endo Health Solutions, Inc.*	1,406,501
101,948	Health Management Associates, Inc., Class A*	1,120,409
32,319	Health Net, Inc.*	831,891
34,992	Henry Schein, Inc.*	3,121,986
24,181	Hill-Rom Holdings, Inc.	792,653
34,564	HMS Holdings Corp.*	1,002,010
106,084	Hologic, Inc.*	2,315,814
21,741	IDEXX Laboratories, Inc.*	2,002,781
19,624	LifePoint Hospitals, Inc.*	865,222
20,711	Masimo Corp.	411,113
19,814	MEDNAX, Inc.*	1,696,475
12,186	Mettler-Toledo International, Inc.*	2,593,181
41,627	Omnicare, Inc.	1,551,022
25,211	Owens & Minor, Inc.	767,675
29,951	Regeneron Pharmaceuticals, Inc.*	5,001,817
56,896	ResMed, Inc.	2,531,303
23,253	STERIS Corp.	906,867
13,767	Techne Corp.	936,018
16,277	Teleflex, Inc.	1,301,509
23,365	Thoratec Corp.*	822,682
18,788	United Therapeutics Corp.*	1,123,710
35,176	Universal Health Services, Inc., Class B	2,036,339
34,926	VCA Antech, Inc.*	766,975
86,224	Vertex Pharmaceuticals, Inc.*	4,037,008
17,179	WellCare Health Plans, Inc.*	982,467
		48,567,715

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 9.2%

16,934	Acuity Brands, Inc.	$1,153,713
43,019	AECOM Technology Corp.*	1,303,906
38,573	AGCO Corp.	1,985,738
27,961	Alaska Air Group, Inc.*	1,441,390
12,990	Alliant Techsystems, Inc.	854,742
96,626	AMETEK, Inc.	4,041,866
41,334	B/E Aerospace, Inc.*	2,174,582
18,996	Brink’s Co. (The)	502,444
25,017	Carlisle Cos., Inc.	1,697,904
19,908	CLARCOR, Inc.	1,015,109
21,018	Clean Harbors, Inc.*	1,082,427
22,257	Con-way, Inc.	782,334
42,175	Copart, Inc.*	1,439,854
13,346	Corporate Executive Board Co. (The)	722,552
19,015	Crane Co.	1,022,627
20,242	Deluxe Corp.	803,203
53,653	Donaldson Co., Inc.	1,933,118
12,271	Esterline Technologies Corp.*	845,840
74,599	Exelis, Inc.	769,862
64,741	Fortune Brands Home & Security, Inc.*	2,236,802
16,491	FTI Consulting, Inc.*	572,897
19,526	Gardner Denver, Inc.	1,386,151
18,650	GATX Corp.	929,702
19,792	General Cable Corp.*	651,948
17,329	Genesee & Wyoming, Inc., Class A*	1,551,292
24,127	Graco, Inc.	1,401,779
14,162	Granite Construction, Inc.	440,297
32,046	Harsco Corp.	768,463
23,239	Herman Miller, Inc.	557,736
17,954	HNI Corp.	566,628
21,223	Hubbell, Inc., Class B	1,971,829
19,720	Huntington Ingalls Industries, Inc.	947,349
32,870	IDEX Corp.	1,674,069
36,863	ITT Corp.	970,603
36,211	J.B. Hunt Transport Services, Inc.	2,517,389
90,444	JetBlue Airways Corp.*	548,091
43,760	Kansas City Southern	4,505,967
58,677	KBR, Inc.	1,783,194
31,666	Kennametal, Inc.	1,281,840
22,231	Kirby Corp.*	1,689,111
18,479	Landstar System, Inc.	1,040,183
18,201	Lennox International, Inc.	1,075,133
33,033	Lincoln Electric Holdings, Inc.	1,851,500
31,199	Manpower, Inc.	1,703,465
16,923	Matson, Inc.	435,090
12,347	Mine Safety Appliances Co.	578,457
18,466	MSC Industrial Direct Co., Inc., Class A	1,575,519
22,433	Nordson Corp.	1,422,252
36,322	Oshkosh Corp.*	1,400,576
71,699	R.R. Donnelley & Sons Co.	748,538
17,693	Regal-Beloit Corp.	1,367,315
26,133	Rollins, Inc.	640,520
20,203	SPX Corp.	1,626,543
43,942	Terex Corp.*	1,441,737
31,635	Timken Co.	1,718,413
22,724	Towers Watson & Co., Class A	1,512,737
31,389	Trinity Industries, Inc.	1,357,260
19,884	Triumph Group, Inc.	1,459,684
36,820	United Rentals, Inc.*	1,966,556
30,559	URS Corp.	1,291,423
41,265	UTi Worldwide, Inc.	628,466
9,319	Valmont Industries, Inc.	1,468,208
48,827	Waste Connections, Inc.	1,670,372
11,796	Watsco, Inc.	918,554
17,680	Werner Enterprises, Inc.	406,994
19,043	Westinghouse Air Brake Technologies Corp.	1,862,215
23,945	Woodward, Inc.	896,261
		88,590,319
	Information Technology — 8.1%

15,662	ACI Worldwide, Inc.*	717,476
29,651	Acxiom Corp.*	539,945
24,922	ADTRAN, Inc.	556,757
12,575	Advent Software, Inc.*	329,465
19,826	Alliance Data Systems Corp.*	3,146,188
36,839	ANSYS, Inc.*	2,792,396
30,473	AOL, Inc.*	1,124,454
42,137	Arrow Electronics, Inc.*	1,691,801
174,833	Atmel Corp.*	1,188,864
54,572	Avnet, Inc.*	1,926,937
48,604	Broadridge Financial Solutions, Inc.	1,115,462
111,349	Cadence Design Systems, Inc.*	1,576,702
39,847	Ciena Corp.*	607,268
16,820	CommVault Systems, Inc.*	1,243,839
84,800	Compuware Corp.*	984,528
17,958	Concur Technologies, Inc.*	1,260,652
43,403	Convergys Corp.	720,056
38,761	CoreLogic, Inc.*	1,004,297
46,241	Cree, Inc.*	2,091,480
52,303	Cypress Semiconductor Corp.*	550,751
25,140	Diebold, Inc.	709,954
12,196	DST Systems, Inc.	828,352
19,336	Equinix, Inc.*	4,090,531
16,193	FactSet Research Systems, Inc.	1,575,417
13,885	Fair Isaac Corp.	615,661
50,486	Fairchild Semiconductor International, Inc.*	719,930
37,243	Gartner, Inc.*	1,853,212
31,367	Global Payments, Inc.	1,512,203
42,911	Informatica Corp.*	1,502,314
59,709	Ingram Micro, Inc., Class A*	1,126,112
57,335	Integrated Device Technology, Inc.*	389,878
16,284	InterDigital, Inc.	723,010
27,492	International Rectifier Corp.*	577,882
50,421	Intersil Corp., Class A	428,074
15,591	Itron, Inc.*	655,913
34,228	Jack Henry & Associates, Inc.	1,496,448
33,742	Lender Processing Services, Inc.	828,703
25,681	Lexmark International, Inc., Class A	565,496
9,417	ManTech International Corp., Class A	233,636
91,839	MEMC Electronic Materials, Inc.*	454,603
37,570	Mentor Graphics Corp.*	665,365
31,906	MICROS Systems, Inc.*	1,365,577
46,567	Monster Worldwide, Inc.*	238,423
37,606	National Instruments Corp.	1,131,188
63,586	NCR Corp.*	1,753,702
26,362	NeuStar, Inc., Class A*	1,155,974
16,971	Plantronics, Inc.	684,950
69,763	Polycom, Inc.*	635,541

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
47,513	PTC, Inc.*	$1,099,451
36,872	QLogic Corp.*	419,603
43,567	Rackspace Hosting, Inc.*	2,433,653
111,149	RF Micro Devices, Inc.*	512,397
63,896	Riverbed Technology, Inc.*	976,331
41,135	Rovi Corp.*	731,792
26,330	Semtech Corp.*	804,908
15,258	Silicon Laboratories, Inc.*	633,512
77,274	Skyworks Solutions, Inc.*	1,645,936
24,291	SolarWinds, Inc.*	1,371,470
27,365	Solera Holdings, Inc.	1,540,649
59,302	Synopsys, Inc.*	2,077,349
15,016	Tech Data Corp.*	796,749
137,383	Tellabs, Inc.	278,887
61,765	TIBCO Software, Inc.*	1,324,859
50,179	Trimble Navigation Ltd.*	2,982,138
28,125	ValueClick, Inc.*	750,094
42,873	VeriFone Systems, Inc.*	813,301
52,416	Vishay Intertechnology, Inc.*	691,367
15,390	WEX, Inc.*	1,154,404
20,224	Zebra Technologies Corp., Class A*	904,417
		77,630,634
	Materials — 3.6%

35,495	Albemarle Corp.	2,310,015
26,411	Aptargroup, Inc.	1,424,609
29,150	Ashland, Inc.	2,272,826
23,726	Cabot Corp.	872,642
17,582	Carpenter Technology Corp.	830,398
46,270	Commercial Metals Co.	754,664
13,167	Compass Minerals International, Inc.	970,671
18,130	Cytec Industries, Inc.	1,312,431
14,023	Domtar Corp.	1,045,555
12,059	Greif, Inc., Class A	613,441
21,260	Intrepid Potash, Inc.	419,035
55,024	Louisiana-Pacific Corp.*	1,153,853
18,256	Martin Marietta Materials, Inc.	1,773,205
14,070	Minerals Technologies, Inc.	566,177
4,269	NewMarket Corp.	1,074,379
31,873	Olin Corp.	738,179
39,051	Packaging Corp. of America	1,631,551
30,046	Reliance Steel & Aluminum Co.	2,000,763
28,276	Rock-Tenn Co., Class A	2,501,012
25,862	Royal Gold, Inc.	1,694,995
52,607	RPM International, Inc.	1,599,779
15,372	Scotts Miracle-Gro Co. (The), Class A	681,133
19,791	Sensient Technologies Corp.	730,486
17,979	Silgan Holdings, Inc.	771,838
40,061	Sonoco Products Co.	1,272,738
87,185	Steel Dynamics, Inc.	1,331,315
33,573	Valspar Corp.	2,068,433
20,841	Worthington Industries, Inc.	590,634
		35,006,757
	Telecommunication Services — 0.3%

40,201	Telephone & Data Systems, Inc.	920,201
60,188	tw telecom, inc.*	1,523,960
		2,444,161
	Utilities — 2.7%

44,135	Alliant Energy Corp.	2,104,798
55,649	Aqua America, Inc.	1,621,055
35,885	Atmos Energy Corp.	1,369,731
17,569	Black Hills Corp.	730,695
24,148	Cleco Corp.	1,069,756
60,917	Great Plains Energy, Inc.	1,329,818
38,772	Hawaiian Electric Industries, Inc.	1,046,456
19,946	IDACORP, Inc.	931,279
75,091	MDU Resources Group, Inc.	1,814,199
33,155	National Fuel Gas Co.	1,929,289
93,616	NV Energy, Inc.	1,849,852
39,266	OGE Energy Corp.	2,273,894
31,675	PNM Resources, Inc.	711,421
69,624	Questar Corp.	1,636,860
44,819	UGI Corp.	1,605,417
32,661	Vectren Corp.	1,077,813
50,289	Westar Energy, Inc.	1,559,965
20,525	WGL Holdings, Inc.	865,539
		25,527,837
	Total Common Stocks (Cost $472,188,165)	509,390,995

Principal Amount
	U.S. Government & Agency Securities (a) — 20.6%
	Federal Farm Credit Bank
$1,386,670	0.01%, due 03/01/13	1,386,670
	Federal Home Loan Bank
72,106,862	0.00%, due 03/01/13	72,106,862
	Federal Home Loan Mortgage Corp.
80,427	0.04%, due 03/01/13	80,427
	Federal National Mortgage Association
36,053	0.01%, due 03/01/13	36,053
416,001	0.03%, due 03/01/13	416,001
	U.S. Treasury Bills
75,000,000	0.00%, due 04/04/13	74,993,802
50,000,000	0.00%, due 05/16/13	49,989,972
	Total U.S. Government & Agency Securities (Cost $199,009,787)	199,009,787

	Repurchase Agreements (a)(b) — 22.6%
217,721,546	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $217,722,417	217,721,546
	Total Repurchase Agreements (Cost $217,721,546)	217,721,546

	Total Investment Securities (Cost $888,919,498) — 96.1%	926,122,328
	Other assets less liabilities — 3.9%	37,998,051
	Net Assets — 100.0%	$964,120,379

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $209,175,920.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,540,310
Aggregate gross unrealized depreciation	(5,894,663)
Net unrealized appreciation	$36,645,647
Federal income tax cost of investments	$889,476,681

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	1,538	03/15/13	$169,287,660	$8,814,643

Cash collateral in the amount of $6,799,047 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$199,144,469	$(478,461)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	201,654,547	(317,775)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	96,869,058	(145,370)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	57,820,271	(32,166)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	58,253,764	(32,407)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	135,085,511	31,306

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	256,412,499	18,911,799

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	244,336,767	13,969,382

		$31,906,308

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 44.1%
	Consumer Discretionary — 6.0%

8,798	1-800-Flowers.com, Inc., Class A*	$37,831
27,382	Aeropostale, Inc.*	356,514
8,207	AFC Enterprises, Inc.*	246,210
22,471	American Axle & Manufacturing Holdings, Inc.*	284,258
10,654	American Greetings Corp., Class A	172,595
6,075	American Public Education, Inc.*	236,803
2,696	America’s Car-Mart, Inc.*	128,761
11,110	Ameristar Casinos, Inc.	291,082
16,440	Ann, Inc.*	465,088
8,915	Arbitron, Inc.	417,579
4,262	Arctic Cat, Inc.*	154,838
9,380	Asbury Automotive Group, Inc.*	316,669
4,787	Ascent Capital Group, Inc., Class A*	328,340
9,554	Barnes & Noble, Inc.*	150,380
3,795	Bassett Furniture Industries, Inc.	55,217
1,483	Beasley Broadcasting Group, Inc., Class A	7,741
8,298	Beazer Homes USA, Inc.*	129,200
12,448	bebe stores, inc.	49,294
31,522	Belo Corp., Class A	272,350
5,601	Big 5 Sporting Goods Corp.	87,320
408	Biglari Holdings, Inc.*	152,747
8,266	BJ’s Restaurants, Inc.*	254,510
7,073	Black Diamond, Inc.*	56,443
6,199	Bloomin’ Brands, Inc.*	106,685
4,185	Blue Nile, Inc.*	141,997
4,829	Bluegreen Corp.*	47,131
3,499	Blyth, Inc.	50,001
9,820	Bob Evans Farms, Inc.	399,674
5,450	Body Central Corp.*	42,019
4,264	Bon-Ton Stores, Inc. (The)	45,753
18,733	Boyd Gaming Corp.*	123,076
6,584	Bravo Brio Restaurant Group, Inc.*	99,287
5,865	Bridgepoint Education, Inc.*	59,882
14,437	Brown Shoe Co., Inc.	236,767
30,097	Brunswick Corp.	1,096,735
9,350	Buckle, Inc. (The)	418,973
6,257	Buffalo Wild Wings, Inc.*	492,363
15,719	Cabela’s, Inc.*	795,224
12,414	Caesars Entertainment Corp.*	155,175
1,547	CafePress, Inc.*	10,752
21,914	Callaway Golf Co.	147,262
4,284	Capella Education Co.*	135,631
17,446	Career Education Corp.*	55,827
5,968	Carmike Cinemas, Inc.*	93,459
5,346	Carriage Services, Inc.	97,297
5,136	Carrols Restaurant Group, Inc.*	27,324
9,238	Cato Corp. (The), Class A	237,047
2,322	Cavco Industries, Inc.*	104,745
6,165	CEC Entertainment, Inc.	186,491
12,372	Central European Media Enterprises Ltd., Class A*	64,706
18,201	Cheesecake Factory, Inc. (The)	630,483
2,826	Cherokee, Inc.	39,479
8,178	Children’s Place Retail Stores, Inc. (The)*	371,772
4,386	Churchill Downs, Inc.	289,388
2,261	Chuy’s Holdings, Inc.*	64,461
5,023	Citi Trends, Inc.*	51,687
9,406	Coinstar, Inc.*	481,493
1,800	Collectors Universe	19,926
4,131	Columbia Sportswear Co.	229,394
5,686	Conn’s, Inc.*	182,179
20,999	Cooper Tire & Rubber Co.	530,855
3,851	Core-Mark Holding Co., Inc.	184,540
26,378	Corinthian Colleges, Inc.*	56,185
6,484	Cracker Barrel Old Country Store, Inc.	488,116
30,302	Crocs, Inc.*	459,378
11,636	Crown Media Holdings, Inc., Class A*	22,341
3,278	CSS Industries, Inc.	78,705
2,939	Culp, Inc.	46,172
20,827	Cumulus Media, Inc., Class A*	68,104
328	Daily Journal Corp.*	32,974
49,767	Dana Holding Corp.	832,602
1,955	Del Frisco’s Restaurant Group, Inc.*	34,388
2,377	Delta Apparel, Inc.*	38,959
32,402	Denny’s Corp.*	183,395
4,505	Destination Maternity Corp.	100,867
14,145	Destination XL Group, Inc.*	64,218
9,292	Digital Generation, Inc.*	72,013
5,153	DineEquity, Inc.*	360,143
19,514	Domino’s Pizza, Inc.	929,257
8,253	Dorman Products, Inc.	288,525
6,485	Drew Industries, Inc.	235,924
10,064	E.W. Scripps Co. (The), Class A*	108,792
8,981	Education Management Corp.*	31,972
2,072	Einstein Noah Restaurant Group, Inc.	27,848
8,231	Entercom Communications Corp., Class A*	61,815
17,089	Entravision Communications Corp., Class A	34,178
8,160	Ethan Allen Interiors, Inc.	227,990
26,381	Exide Technologies*	70,701
30,143	Express, Inc.*	557,645
6,233	Federal-Mogul Corp.*	50,363
5,448	Fiesta Restaurant Group, Inc.*	123,125
40,379	Fifth & Pacific Cos., Inc.*	730,456
17,126	Finish Line, Inc. (The), Class A	310,152
2,988	Fisher Communications, Inc.	109,869
3,726	Five Below, Inc.*	148,295
1,516	Flexsteel Industries, Inc.	34,868
11,722	Francesca’s Holdings Corp.*	298,325
12,411	Fred’s, Inc., Class A	168,417
1,056	Frisch’s Restaurants, Inc.	20,085
4,951	Fuel Systems Solutions, Inc.*	68,769
5,592	G-III Apparel Group Ltd.*	204,108
1,506	Geeknet, Inc.*	24,111
8,248	Genesco, Inc.*	483,993
9,957	Gentherm, Inc.*	153,338
6,356	Global Sources Ltd.*	49,259
2,850	Gordmans Stores, Inc.*	37,933
13,463	Grand Canyon Education, Inc.*	322,439
7,725	Group 1 Automotive, Inc.	446,041
15,009	Harte-Hanks, Inc.	109,115
6,464	Haverty Furniture Cos., Inc.	118,614
10,683	Helen of Troy Ltd.*	396,126
4,846	hhgregg, Inc.*	45,359
8,896	Hibbett Sports, Inc.*	470,065
18,582	Hillenbrand, Inc.	458,790
3,637	Hooker Furniture Corp.	54,591
14,215	Hot Topic, Inc.	153,522
35,484	Hovnanian Enterprises, Inc., Class A*	207,581
12,030	HSN, Inc.	643,605
23,885	Iconix Brand Group, Inc.*	564,164
2,236	Ignite Restaurant Group, Inc.*	31,393
9,337	International Speedway Corp., Class A	281,417
13,067	Interval Leisure Group, Inc.	272,708

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,255	iRobot Corp.*	$198,427
7,054	Isle of Capri Casinos, Inc.*	46,768
14,901	Jack in the Box, Inc.*	471,766
7,421	JAKKS Pacific, Inc.	90,388
26,060	Jamba, Inc.*	72,968
1,909	Johnson Outdoors, Inc., Class A*	43,678
27,670	Jones Group, Inc. (The)	319,312
9,381	JoS. A. Bank Clothiers, Inc.*	389,312
13,609	Journal Communications, Inc., Class A*	74,441
8,990	K12, Inc.*	187,442
1,179	Kayak Software Corp.*	47,007
27,828	KB Home	520,105
4,577	Kirkland’s, Inc.*	53,276
20,034	Krispy Kreme Doughnuts, Inc.*	264,449
8,902	K-Swiss, Inc., Class A*	41,928
17,431	La-Z-Boy, Inc.	319,336
17,002	LeapFrog Enterprises, Inc.*	145,707
6,915	Libbey, Inc.*	126,890
14,445	Life Time Fitness, Inc.*	608,712
6,084	LifeLock, Inc.*	70,879
3,261	Lifetime Brands, Inc.	35,447
10,268	LIN TV Corp., Class A*	116,747
7,685	Lincoln Educational Services Corp.	48,492
26,787	Lions Gate Entertainment Corp.*	561,723
7,303	Lithia Motors, Inc., Class A	300,153
47,184	Live Nation Entertainment, Inc.*	499,679
6,741	Luby’s, Inc.*	54,872
9,279	Lumber Liquidators Holdings, Inc.*	549,224
7,208	M/I Homes, Inc.*	165,063
4,011	Mac-Gray Corp.	49,817
7,931	Maidenform Brands, Inc.*	152,196
6,144	Marcus Corp.	75,018
3,493	Marine Products Corp.	23,473
6,872	MarineMax, Inc.*	88,992
8,962	Marriott Vacations Worldwide Corp.*	369,772
9,358	Martha Stewart Living Omnimedia, Class A*	24,050
9,502	Matthews International Corp., Class A	313,566
3,710	Mattress Firm Holding Corp.*	103,324
19,531	McClatchy Co. (The), Class A*	50,781
12,886	MDC Holdings, Inc.	495,209
8,625	MDC Partners, Inc., Class A	118,594
17,157	Men’s Wearhouse, Inc. (The)	482,455
12,207	Meredith Corp.	512,938
10,309	Meritage Homes Corp.*	417,411
15,746	Modine Manufacturing Co.*	129,747
2,958	Monarch Casino & Resort, Inc.*	29,757
10,412	Monro Muffler Brake, Inc.	385,765
7,436	Morgans Hotel Group Co.*	36,511
5,930	Movado Group, Inc.	213,717
7,618	MTR Gaming Group, Inc.*	29,329
9,226	Multimedia Games Holding Co., Inc.*	172,526
1,857	NACCO Industries, Inc., Class A	107,873
900	Nathan’s Famous, Inc.*	32,976
3,401	National American University Holdings, Inc.	13,230
18,895	National CineMedia, Inc.	288,149
9,230	New York & Co., Inc.*	39,781
45,897	New York Times Co. (The), Class A*	443,824
3,812	Nexstar Broadcasting Group, Inc., Class A	56,646
9,577	Nutrisystem, Inc.	78,819
95,645	Office Depot, Inc.*	385,449
29,174	OfficeMax, Inc.	349,213
7,753	Orbitz Worldwide, Inc.*	33,028
640	Orchard Supply Hardware Stores Corp., Class A*	2,982
32,627	Orient-Express Hotels Ltd., Class A*	337,037
4,977	Outdoor Channel Holdings, Inc.	37,178
3,930	Overstock.com, Inc.*	45,667
4,721	Oxford Industries, Inc.	229,488
6,045	Papa John’s International, Inc.*	314,400
14,305	Penske Automotive Group, Inc.	425,717
17,810	Pep Boys-Manny Moe & Jack (The)*	198,225
1,710	Perfumania Holdings, Inc.*	10,517
3,996	Perry Ellis International, Inc.	64,815
6,853	PetMed Express, Inc.	86,690
32,734	Pier 1 Imports, Inc.	735,533
19,856	Pinnacle Entertainment, Inc.*	277,984
16,005	Pool Corp.	731,749
8,662	Premier Exhibitions, Inc.*	19,923
43,991	Quiksilver, Inc.*	274,944
2,947	R.G. Barry Corp.	36,366
33,506	RadioShack Corp.	100,518
3,421	ReachLocal, Inc.*	42,865
5,635	Reading International, Inc., Class A*	30,993
4,642	Red Lion Hotels Corp.*	33,469
4,949	Red Robin Gourmet Burgers, Inc.*	212,213
19,397	Regis Corp.	349,534
20,021	Rent-A-Center, Inc.	726,362
3,153	Rentrak Corp.*	65,898
1,861	Restoration Hardware Holdings, Inc.*	71,853
21,497	Ruby Tuesday, Inc.*	157,788
5,216	rue21, inc.*	140,832
11,872	Ruth’s Hospitality Group, Inc.*	107,560
15,032	Ryland Group, Inc. (The)	536,943
1,575	Saga Communications, Inc., Class A	69,143
37,025	Saks, Inc.*	422,085
3,409	Salem Communications Corp., Class A	21,409
8,739	Scholastic Corp.	263,044
17,546	Scientific Games Corp., Class A*	157,914
16,911	Sealy Corp.*	36,866
19,110	Select Comfort Corp.*	392,328
18,518	SHFL Entertainment, Inc.*	293,695
1,965	Shiloh Industries, Inc.	20,593
4,814	Shoe Carnival, Inc.	93,526
12,052	Shutterfly, Inc.*	521,611
1,744	Shutterstock, Inc.*	56,854
16,990	Sinclair Broadcast Group, Inc., Class A	239,219
12,499	Six Flags Entertainment Corp.	835,058
12,753	Skechers U.S.A., Inc., Class A*	266,538
5,453	Skullcandy, Inc.*	33,263
21,865	Smith & Wesson Holding Corp.*	208,811
14,390	Sonic Automotive, Inc., Class A	321,473
19,138	Sonic Corp.*	216,068
22,828	Sotheby’s	872,714
11,416	Spartan Motors, Inc.	60,391
3,926	Speedway Motorsports, Inc.	63,837
10,331	Stage Stores, Inc.	255,072
6,689	Standard Motor Products, Inc.	165,419
38,971	Standard Pacific Corp.*	317,224
9,206	Stein Mart, Inc.	78,343
5,147	Steiner Leisure Ltd.*	242,681
2,327	Steinway Musical Instruments, Inc.*	52,264

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,234	Steven Madden Ltd.*	$583,487
25,183	Stewart Enterprises, Inc., Class A	213,300
9,440	Stoneridge, Inc.*	60,888
3,998	Strayer Education, Inc.	196,262
6,452	Sturm Ruger & Co., Inc.	352,344
7,743	Superior Industries International, Inc.	168,410
3,724	Systemax, Inc.	37,054
20,455	Tenneco, Inc.*	724,721
21,028	Texas Roadhouse, Inc.	406,682
3,097	Tilly’s, Inc., Class A*	41,128
1,937	Tower International, Inc.*	23,321
7,813	Town Sports International Holdings, Inc.	72,427
8,691	True Religion Apparel, Inc.	231,963
14,097	Tuesday Morning Corp.*	125,463
7,273	Tumi Holdings, Inc.*	171,934
4,969	U.S. Auto Parts Network, Inc.*	6,509
4,739	Unifi, Inc.*	74,213
5,032	Universal Electronics, Inc.*	98,325
7,140	Universal Technical Institute, Inc.	83,252
12,136	Vail Resorts, Inc.	670,393
13,403	Valassis Communications, Inc.	368,448
443	Value Line, Inc.	4,266
6,788	Vera Bradley, Inc.*	171,058
7,440	Vitacost.com, Inc.*	54,982
9,921	Vitamin Shoppe, Inc.*	521,349
6,144	VOXX International Corp.*	61,133
5,117	West Marine, Inc.*	64,014
30,483	Wet Seal, Inc. (The), Class A*	89,620
2,244	Weyco Group, Inc.	51,747
766	Winmark Corp.	47,354
9,850	Winnebago Industries, Inc.*	190,893
18,562	WMS Industries, Inc.*	464,792
16,399	Wolverine World Wide, Inc.	692,038
9,136	World Wrestling Entertainment, Inc., Class A	76,103
8,582	Zagg, Inc.*	62,906
7,379	Zumiez, Inc.*	168,979
		59,246,284
	Consumer Staples — 1.5%

1,184	Alico, Inc.	50,734
29,444	Alliance One International, Inc.*	109,826
6,268	Andersons, Inc. (The)	307,633
1,683	Annie’s, Inc.*	70,619
378	Arden Group, Inc., Class A	34,443
17,712	B&G Foods, Inc.	520,733
2,624	Boston Beer Co., Inc. (The), Class A*	407,848
19,862	Boulder Brands, Inc.*	169,224
4,006	Calavo Growers, Inc.	112,769
4,868	Cal-Maine Foods, Inc.	197,105
12,832	Casey’s General Stores, Inc.	726,163
22,211	Central European Distribution Corp.*	16,067
13,005	Central Garden and Pet Co., Class A*	113,534
3,708	Chefs’ Warehouse, Inc. (The)*	66,744
15,482	Chiquita Brands International, Inc.*	96,143
1,571	Coca-Cola Bottling Co. Consolidated	102,791
3,512	Craft Brew Alliance, Inc.*	23,214
39,633	Darling International, Inc.*	661,475
7,452	Diamond Foods, Inc.*	115,730
12,079	Dole Food Co., Inc.*	135,285
8,492	Elizabeth Arden, Inc.*	330,339
2,288	Farmer Bros Co.*	29,035
6,454	Female Health Co. (The)	45,823
12,843	Fresh Del Monte Produce, Inc.	335,074
945	Griffin Land & Nurseries, Inc.	27,575
12,420	Hain Celestial Group, Inc. (The)*	679,995
13,882	Harbinger Group, Inc.*	118,969
14,785	Harris Teeter Supermarkets, Inc.	635,755
4,251	Ingles Markets, Inc., Class A	87,401
5,510	Inter Parfums, Inc.	138,081
4,405	Inventure Foods, Inc.*	32,509
4,989	J&J Snack Foods Corp.	345,339
2,680	John B. Sanfilippo & Son, Inc.	51,081
6,224	Lancaster Colony Corp.	455,410
1,551	Lifeway Foods, Inc.	18,069
3,247	Limoneira Co.	63,998
4,672	Medifast, Inc.*	108,297
4,118	Nash Finch Co.	78,942
3,805	National Beverage Corp.	50,911
2,407	Natural Grocers by Vitamin Cottage, Inc.*	49,825
3,812	Nature’s Sunshine Products, Inc.	55,122
2,935	Nutraceutical International Corp.	48,105
1,698	Oil-Dri Corp. of America	46,729
6,604	Omega Protein Corp.*	54,681
1,939	Orchids Paper Products Co.	42,503
7,874	Pantry, Inc. (The)*	97,953
20,330	Pilgrim’s Pride Corp.*	179,107
8,840	Post Holdings, Inc.*	341,754
16,946	Prestige Brands Holdings, Inc.*	403,145
6,126	Pricesmart, Inc.	454,243
3,810	Revlon, Inc., Class A*	85,915
222,386	Rite Aid Corp.*	364,713
6,738	Roundy’s, Inc.	38,609
7,740	Sanderson Farms, Inc.	392,650
2,809	Seneca Foods Corp., Class A*	85,731
14,872	Snyder’s-Lance, Inc.	368,231
7,301	Spartan Stores, Inc.	121,635
7,737	Spectrum Brands Holdings, Inc.	418,494
49,102	Star Scientific, Inc.*	86,911
71,528	SUPERVALU, Inc.	283,966
3,770	Susser Holdings Corp.*	166,936
5,831	Synutra International, Inc.*	25,423
7,978	Tootsie Roll Industries, Inc.	224,022
12,115	TreeHouse Foods, Inc.*	707,395
16,458	United Natural Foods, Inc.*	833,104
7,837	Universal Corp.	437,226
2,008	USANA Health Sciences, Inc.*	88,934
18,721	Vector Group Ltd.	300,472
2,838	Village Super Market, Inc., Class A	92,944
5,366	WD-40 Co.	290,891
3,707	Weis Markets, Inc.	149,985
		15,008,037
	Energy — 2.7%

27,816	Abraxas Petroleum Corp.*	57,023
709	Adams Resources & Energy, Inc.	28,225
3,276	Alon USA Energy, Inc.	63,849
10,193	Amyris, Inc.*	29,865
3,076	Apco Oil and Gas International, Inc.	40,911
11,210	Approach Resources, Inc.*	277,448
71,525	Arch Coal, Inc.	374,076
10,394	Basic Energy Services, Inc.*	152,064
17,644	Berry Petroleum Co., Class A	807,566
16,212	Bill Barrett Corp.*	292,627
2,890	Bolt Technology Corp.	45,084
3,339	Bonanza Creek Energy, Inc.*	112,958
35,242	BPZ Resources, Inc.*	86,695
12,053	Bristow Group, Inc.	702,208

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,021	C&J Energy Services, Inc.*	$363,508
32,385	Cal Dive International, Inc.*	58,617
13,292	Callon Petroleum Co.*	71,644
13,339	Carrizo Oil & Gas, Inc.*	313,333
2,010	Ceres, Inc.*	8,060
1,988	Clayton Williams Energy, Inc.*	78,924
22,264	Clean Energy Fuels Corp.*	280,081
20,569	Cloud Peak Energy, Inc.*	352,553
16,214	Comstock Resources, Inc.*	228,942
4,300	Contango Oil & Gas Co.	166,668
7,163	Crimson Exploration, Inc.*	23,136
13,739	Crosstex Energy, Inc.	229,029
5,587	CVR Energy, Inc.	313,878
2,672	Dawson Geophysical Co.*	82,565
5,727	Delek U.S. Holdings, Inc.	213,961
4,844	Diamondback Energy, Inc.*	110,007
13,544	Dril-Quip, Inc.*	1,113,723
5,402	Emerald Oil, Inc.*	37,274
15,692	Endeavour International Corp.*	39,701
26,579	Energy XXI Bermuda Ltd.	790,194
9,347	EPL Oil & Gas, Inc.*	240,498
5,577	Evolution Petroleum Corp.*	57,164
21,847	Exterran Holdings, Inc.*	551,200
4,971	Forbes Energy Services Ltd.*	15,410
39,687	Forest Oil Corp.*	230,185
7,476	Forum Energy Technologies, Inc.*	199,460
17,369	Frontline Ltd.*	35,433
17,835	FX Energy, Inc.*	62,958
7,923	GasLog Ltd.	101,494
19,873	Gastar Exploration Ltd.*	22,854
4,295	Geospace Technologies Corp.*	417,989
10,288	Gevo, Inc.*	20,370
6,542	Global Geophysical Services, Inc.*	15,308
8,757	Goodrich Petroleum Corp.*	112,878
8,404	Green Plains Renewable Energy, Inc.*	79,586
4,848	Gulf Island Fabrication, Inc.	115,431
9,041	GulfMark Offshore, Inc., Class A	322,945
25,671	Gulfport Energy Corp.*	1,051,227
37,533	Halcon Resources Corp.*	266,484
2,204	Hallador Energy Co.	17,896
13,285	Harvest Natural Resources, Inc.*	71,872
47,422	Heckmann Corp.*	168,822
35,600	Helix Energy Solutions Group, Inc.*	833,396
53,396	Hercules Offshore, Inc.*	362,025
11,898	Hornbeck Offshore Services, Inc.*	505,665
44,467	ION Geophysical Corp.*	295,261
346	Isramco, Inc.*	34,143
50,889	Key Energy Services, Inc.*	436,628
8,894	KiOR, Inc., Class A*	49,006
8,231	Knightsbridge Tankers Ltd.	57,617
88,807	Kodiak Oil & Gas Corp.*	790,382
11,321	Lufkin Industries, Inc.	733,374
49,651	Magnum Hunter Resources Corp.*	192,149
4,751	Matador Resources Co.*	37,105
8,671	Matrix Service Co.*	134,921
34,191	McMoRan Exploration Co.*	550,133
8,095	Midstates Petroleum Co., Inc.*	60,389
10,433	Miller Energy Resources, Inc.*	40,897
4,286	Mitcham Industries, Inc.*	65,790
4,148	Natural Gas Services Group, Inc.*	72,424
30,294	Newpark Resources, Inc.*	266,890
17,832	Nordic American Tankers Ltd.	159,418
21,402	Northern Oil and Gas, Inc.*	293,421
26,920	Oasis Petroleum, Inc.*	987,964
2,352	Panhandle Oil and Gas, Inc., Class A	64,068
39,633	Parker Drilling Co.*	188,653
10,084	PDC Energy, Inc.*	470,318
18,566	Penn Virginia Corp.	75,564
19,066	PetroQuest Energy, Inc.*	73,213
4,391	PHI, Inc. (Non-Voting)*	138,536
20,853	Pioneer Energy Services Corp.*	182,047
39,575	Quicksilver Resources, Inc.*	73,610
2,426	Renewable Energy Group, Inc.*	17,928
76,973	Rentech, Inc.	210,136
16,263	Resolute Energy Corp.*	165,557
1,917	REX American Resources Corp.*	44,283
14,544	Rex Energy Corp.*	196,053
4,151	RigNet, Inc.*	81,443
17,825	Rosetta Resources, Inc.*	867,721
3,902	Sanchez Energy Corp.*	72,226
6,850	Saratoga Resources, Inc.*	20,619
28,119	Scorpio Tankers, Inc.*	239,011
14,085	SemGroup Corp., Class A*	649,178
16,399	Ship Finance International Ltd.	277,307
11,027	Solazyme, Inc.*	96,266
16,671	Stone Energy Corp.*	340,922
14,438	Swift Energy Co.*	195,202
13,186	Synergy Resources Corp.*	87,423
9,768	Targa Resources Corp.	595,848
21,225	Teekay Tankers Ltd., Class A	52,638
10,227	Tesco Corp.*	129,985
26,141	TETRA Technologies, Inc.*	241,281
4,912	TGC Industries, Inc.	47,008
14,909	Triangle Petroleum Corp.*	93,479
22,231	Uranerz Energy Corp.*	29,345
28,549	Uranium Energy Corp.*	65,948
19,493	Vaalco Energy, Inc.*	158,088
64,525	Vantage Drilling Co.*	105,176
11,701	W&T Offshore, Inc.	173,877
24,160	Warren Resources, Inc.*	63,299
19,311	Western Refining, Inc.	693,072
3,667	Westmoreland Coal Co.*	38,504
13,115	Willbros Group, Inc.*	88,526
8,363	ZaZa Energy Corp.*	13,297
		26,499,514
	Financials — 10.3%

4,987	1st Source Corp.	117,494
10,064	1st United Bancorp, Inc./FL	61,189
17,075	Acadia Realty Trust (REIT)	459,659
2,490	Access National Corp.	39,616
9,082	AG Mortgage Investment Trust, Inc. (REIT)	238,221
4,435	Agree Realty Corp. (REIT)	124,490
707	Alexander’s, Inc. (REIT)	229,421
1,612	Alliance Financial Corp./NY	71,653
28,890	Alterra Capital Holdings Ltd.	885,190
11,138	American Assets Trust, Inc. (REIT)	336,702
19,873	American Capital Mortgage Investment Corp. (REIT)	510,736
20,194	American Equity Investment Life Holding Co.	280,293
2,639	American National Bankshares, Inc.	53,387
3,045	American Safety Insurance Holdings Ltd.*	70,126
8,025	Ameris Bancorp*	111,387
6,116	AMERISAFE, Inc.*	199,504
2,767	Ames National Corp.	57,277
1,382	AmREIT, Inc., Class B (REIT)	23,909

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,043	AmTrust Financial Services, Inc.	$300,680
46,232	Anworth Mortgage Asset Corp. (REIT)	282,015
7,888	Apollo Commercial Real Estate Finance, Inc. (REIT)	136,068
68,372	Apollo Investment Corp.	594,153
8,149	Apollo Residential Mortgage, Inc. (REIT)	182,375
2,595	Ares Commercial Real Estate Corp. (REIT)	44,193
8,692	Argo Group International Holdings Ltd.	330,122
3,711	Arlington Asset Investment Corp., Class A	95,744
126,049	ARMOUR Residential REIT, Inc. (REIT)	843,268
3,484	Arrow Financial Corp.	84,452
10,402	Artio Global Investors, Inc.	28,293
17,981	Ashford Hospitality Trust, Inc. (REIT)	211,636
5,341	Asset Acceptance Capital Corp.*	28,147
16,679	Associated Estates Realty Corp. (REIT)	291,549
3,307	Asta Funding, Inc.	31,813
29,360	Astoria Financial Corp.	287,141
3,325	AV Homes, Inc.*	49,941
3,072	Baldwin & Lyons, Inc., Class B	71,547
2,166	Bancfirst Corp.	86,727
9,522	Banco Latinoamericano de Comercio Exterior S.A., Class E	230,242
10,918	Bancorp, Inc. (The)/DE*	139,423
31,824	BancorpSouth, Inc.	486,907
15,611	Bank Mutual Corp.	89,295
1,975	Bank of Kentucky Financial Corp.	52,772
1,806	Bank of Marin Bancorp	67,888
9,844	Bank of the Ozarks, Inc.	377,911
7,101	BankFinancial Corp.	56,666
6,478	Banner Corp.	192,461
1,311	Bar Harbor Bankshares	46,737
26,284	BBCN Bancorp, Inc.	325,396
11,062	Beneficial Mutual Bancorp, Inc.*	106,085
1,441	Berkshire Bancorp, Inc./NY	11,643
8,312	Berkshire Hills Bancorp, Inc.	201,982
33,173	BGC Partners, Inc., Class A	141,649
24,790	BlackRock Kelso Capital Corp.	258,808
3,743	BofI Holding, Inc.*	126,027
26,339	Boston Private Financial Holdings, Inc.	240,475
2,897	Bridge Bancorp, Inc.	61,011
3,132	Bridge Capital Holdings*	47,669
23,603	Brookline Bancorp, Inc.	214,787
3,850	Bryn Mawr Bank Corp.	88,319
2,763	BSB Bancorp, Inc./MA*	36,472
1,080	C&F Financial Corp.	43,146
6,482	Calamos Asset Management, Inc., Class A	72,469
762	California First National Bancorp	11,720
2,590	Camden National Corp.	87,775
12,993	Campus Crest Communities, Inc. (REIT)	162,932
3,800	Cape Bancorp, Inc.	34,542
3,230	Capital Bank Financial Corp., Class A*	59,755
3,928	Capital City Bank Group, Inc.*	44,976
1,002	Capital Southwest Corp.	116,072
25,590	CapLease, Inc. (REIT)	153,028
33,246	Capstead Mortgage Corp. (REIT)	416,905
9,848	Cardinal Financial Corp.	156,879
2,038	Cascade Bancorp*	12,289
9,899	Cash America International, Inc.	501,285
26,524	Cathay General Bancorp	516,953
20,201	Cedar Realty Trust, Inc. (REIT)	115,954
4,007	Center Bancorp, Inc.	49,687
10,134	CenterState Banks, Inc.	85,835
7,286	Central Pacific Financial Corp.*	112,860
1,161	Century Bancorp, Inc./MA, Class A	38,313
2,212	Charter Financial Corp./GA	27,230
5,867	Chatham Lodging Trust (REIT)	96,571
9,264	Chemical Financial Corp.	226,875
16,369	Chesapeake Lodging Trust (REIT)	352,425
2,159	CIFC Corp.*	18,265
4,117	Citizens & Northern Corp.	80,281
13,491	Citizens Republic Bancorp, Inc.*	277,915
13,116	Citizens, Inc./TX*	120,536
5,256	City Holding Co.	199,307
2,880	Clifton Savings Bancorp, Inc.	32,544
4,192	CNB Financial Corp./PA	70,635
67,779	CNO Financial Group, Inc.	741,502
11,759	CoBiz Financial, Inc.	97,482
6,219	Cohen & Steers, Inc.	205,040
29,629	Colonial Properties Trust (REIT)	638,801
21,767	Colony Financial, Inc. (REIT)	482,139
13,370	Columbia Banking System, Inc.	267,400
13,293	Community Bank System, Inc.	383,769
4,707	Community Trust Bancorp, Inc.	160,650
1,448	Consolidated-Tomoka Land Co.	49,304
6,922	Coresite Realty Corp. (REIT)	224,273
30,916	Cousins Properties, Inc. (REIT)	300,503
29,481	Cowen Group, Inc., Class A*	76,945
8,831	Crawford & Co., Class B	72,944
2,478	Credit Acceptance Corp.*	273,893
918	Crescent Financial Bancshares, Inc.*	3,810
22,566	CreXus Investment Corp. (REIT)	300,353
41,509	CubeSmart (REIT)	611,843
29,715	CVB Financial Corp.	314,979
58,956	CYS Investments, Inc. (REIT)	699,218
91,934	DCT Industrial Trust, Inc. (REIT)	667,441
14,816	DFC Global Corp.*	276,763
903	Diamond Hill Investment Group, Inc.	67,743
63,330	DiamondRock Hospitality Co. (REIT)	566,170
10,594	Dime Community Bancshares, Inc.	150,541
2,633	Donegal Group, Inc., Class A	37,968
43,290	Doral Financial Corp.*	24,654
10,507	Duff & Phelps Corp., Class A	163,279
20,664	DuPont Fabros Technology, Inc. (REIT)	478,578
18,313	Dynex Capital, Inc. (REIT)	198,330
6,165	Eagle Bancorp, Inc.*	133,780
2,236	Eastern Insurance Holdings, Inc.	41,634
10,085	EastGroup Properties, Inc. (REIT)	572,929
38,085	Education Realty Trust, Inc. (REIT)	415,507
6,601	eHealth, Inc.*	102,514
1,510	EMC Insurance Group, Inc.	38,867
10,654	Employers Holdings, Inc.	223,841
6,931	Encore Capital Group, Inc.*	204,811
2,844	Enstar Group Ltd.*	356,467
1,998	Enterprise Bancorp, Inc./MA	31,748
6,010	Enterprise Financial Services Corp.	84,020
5,371	Epoch Holding Corp.	150,119
15,779	EPR Properties (REIT)	769,857

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18,486	Equity One, Inc. (REIT)	$434,606
3,503	ESB Financial Corp.	48,096
3,317	ESSA Bancorp, Inc.	36,653
7,526	EverBank Financial Corp.	113,643
9,638	Evercore Partners, Inc., Class A	392,267
15,062	Excel Trust, Inc. (REIT)	189,932
16,163	EZCORP, Inc., Class A*	334,251
6,336	Farmers National Banc Corp.	39,600
3,242	FBL Financial Group, Inc., Class A	117,814
3,130	FBR & Co.*	55,271
3,351	Federal Agricultural Mortgage Corp., Class C	113,096
41,863	FelCor Lodging Trust, Inc. (REIT)*	210,152
3,284	Fidelity Southern Corp.*	36,452
4,610	Fidus Investment Corp.	82,980
35,436	Fifth Street Finance Corp.	379,165
15,609	Financial Engines, Inc.*	510,102
4,654	Financial Institutions, Inc.	92,754
35,775	First American Financial Corp.	868,975
2,971	First Bancorp, Inc./ME	51,487
23,687	First BanCorp./Puerto Rico*	129,568
5,926	First Bancorp/NC	79,053
25,076	First Busey Corp.	112,842
7,564	First California Financial Group, Inc.*	60,815
9,641	First Cash Financial Services, Inc.*	510,105
33,574	First Commonwealth Financial Corp.	244,083
5,967	First Community Bancshares, Inc./VA	93,205
6,025	First Connecticut Bancorp, Inc./CT	86,218
3,278	First Defiance Financial Corp.	73,821
1,171	First Federal Bancshares of Arkansas, Inc.*	11,242
19,717	First Financial Bancorp	302,262
10,608	First Financial Bankshares, Inc.	473,117
3,765	First Financial Corp./IN	115,774
5,569	First Financial Holdings, Inc.	111,157
5,393	First Financial Northwest, Inc.*	42,766
33,130	First Industrial Realty Trust, Inc. (REIT)*	525,773
5,472	First Interstate BancSystem, Inc.	99,973
19,611	First Marblehead Corp. (The)*	17,218
9,646	First Merchants Corp.	143,436
25,241	First Midwest Bancorp, Inc./IL	315,512
2,603	First of Long Island Corp. (The)	74,368
3,573	First Pactrust Bancorp, Inc.	36,695
17,176	First Potomac Realty Trust (REIT)	242,697
36,952	FirstMerit Corp.	558,714
10,420	Flushing Financial Corp.	164,636
47,028	FNB Corp./PA	534,238
3,371	FNB United Corp.*	34,249
11,680	Forestar Group, Inc.*	203,466
2,254	Fortegra Financial Corp.*	20,399
4,279	Fox Chase Bancorp, Inc.	71,545
4,496	Franklin Financial Corp./VA	80,299
24,427	Franklin Street Properties Corp. (REIT)	335,871
7,940	FXCM, Inc., Class A	104,411
5,004	Gain Capital Holdings, Inc.	22,218
2,172	GAMCO Investors, Inc., Class A	116,202
23,967	Geo Group, Inc. (The) (REIT)	827,820
4,255	German American Bancorp, Inc.	92,589
8,643	Getty Realty Corp. (REIT)	171,823
23,247	GFI Group, Inc.	81,597
24,240	Glacier Bancorp, Inc.	422,746
7,077	Gladstone Capital Corp.	64,401
3,688	Gladstone Commercial Corp. (REIT)	69,924
8,789	Gladstone Investment Corp.	65,830
46,995	Glimcher Realty Trust (REIT)	529,164
3,462	Global Indemnity plc*	79,972
6,225	Golub Capital BDC, Inc.	102,277
14,492	Government Properties Income Trust (REIT)	383,458
15,468	Gramercy Capital Corp./NY (REIT)*	59,088
3,430	Great Southern Bancorp, Inc.	82,354
8,083	Green Dot Corp., Class A*	113,324
9,794	Greenhill & Co., Inc.	595,279
9,469	Greenlight Capital Re Ltd., Class A*	227,067
6,511	GSV Capital Corp.*	54,237
25,664	Guaranty Bancorp*	51,841
401	Gyrodyne Co. of America, Inc. (REIT)	29,842
4,803	Hallmark Financial Services*	43,515
25,710	Hancock Holding Co.	776,442
10,611	Hanmi Financial Corp.*	180,281
10,447	Harris & Harris Group, Inc.*	37,191
29,388	Healthcare Realty Trust, Inc. (REIT)	781,721
4,895	Heartland Financial USA, Inc.	115,228
17,809	Hercules Technology Growth Capital, Inc.	223,147
6,989	Heritage Commerce Corp.*	47,246
5,215	Heritage Financial Corp./WA	72,228
2,754	Heritage Financial Group, Inc.	37,785
6,771	Heritage Oaks Bancorp*	38,053
57,949	Hersha Hospitality Trust (REIT)	325,094
10,993	HFF, Inc., Class A	201,831
26,464	Highwoods Properties, Inc. (REIT)	965,936
13,371	Hilltop Holdings, Inc.*	171,684
432	Hingham Institution for Savings	30,223
2,303	Home Bancorp, Inc.*	42,467
7,425	Home BancShares, Inc./AR	251,336
4,899	Home Federal Bancorp, Inc./ID	56,338
17,853	Home Loan Servicing Solutions Ltd.	402,764
2,834	Homeowners Choice, Inc.	57,133
2,935	HomeStreet, Inc.*	73,316
7,131	HomeTrust Bancshares, Inc.*	110,174
13,366	Horace Mann Educators Corp.	273,468
2,195	Horizon Bancorp/IN	44,515
2,635	Horizon Technology Finance Corp.	38,787
14,502	Hudson Pacific Properties, Inc. (REIT)	327,310
5,232	Hudson Valley Holding Corp.	79,422
9,950	Iberiabank Corp.	499,490
12,550	ICG Group, Inc.*	163,526
2,753	Independence Holding Co.	26,126
7,480	Independent Bank Corp./MA	237,041
3,980	Infinity Property & Casualty Corp.	223,636
25,783	Inland Real Estate Corp. (REIT)	249,064
17,949	International Bancshares Corp.	363,467
4,641	INTL FCStone, Inc.*	82,795
44,970	Invesco Mortgage Capital, Inc. (REIT)	945,269
13,078	Investment Technology Group, Inc.*	158,375
14,896	Investors Bancorp, Inc.	263,212

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,617	Investors Real Estate Trust (REIT)	$291,168
417	Investors Title Co.	27,493
28,428	iStar Financial, Inc. (REIT)*	283,996
2,443	JAVELIN Mortgage Investment Corp. (REIT)	46,857
5,391	JMP Group, Inc.	32,076
1,391	Kansas City Life Insurance Co.	51,912
8,549	KCAP Financial, Inc.	86,858
5,100	Kearny Financial Corp.	50,949
14,542	Kennedy-Wilson Holdings, Inc.	233,690
22,087	Kite Realty Group Trust (REIT)	145,553
61,231	Knight Capital Group, Inc., Class A*	226,555
34,708	Ladenburg Thalmann Financial Services, Inc.*	45,120
9,975	Lakeland Bancorp, Inc.	95,860
5,501	Lakeland Financial Corp.	135,985
32,169	LaSalle Hotel Properties (REIT)	816,771
44,525	Lexington Realty Trust (REIT)	510,256
10,248	LTC Properties, Inc. (REIT)	395,265
16,899	Maiden Holdings Ltd.	170,342
10,306	Main Street Capital Corp.	329,071
6,815	MainSource Financial Group, Inc.	95,410
4,578	Manning & Napier, Inc.	68,395
12,300	MarketAxess Holdings, Inc.	480,438
2,769	Marlin Business Services Corp.	52,473
18,425	MB Financial, Inc.	436,857
24,529	MCG Capital Corp.	110,380
17,022	Meadowbrook Insurance Group, Inc.	119,665
6,029	Medallion Financial Corp.	78,377
45,686	Medical Properties Trust, Inc. (REIT)	663,361
9,640	Medley Capital Corp.	144,407
2,901	Mercantile Bank Corp.	48,331
1,720	Merchants Bancshares, Inc.	49,605
2,857	Meridian Interstate Bancorp, Inc.*	51,683
4,761	Metro Bancorp, Inc.*	79,271
5,326	MetroCorp Bancshares, Inc.*	55,071
63,520	MGIC Investment Corp.*	189,290
2,857	MicroFinancial, Inc.	21,056
1,808	Middleburg Financial Corp.	36,955
2,814	MidSouth Bancorp, Inc.	42,970
2,288	MidWestOne Financial Group, Inc.	52,578
13,559	Monmouth Real Estate Investment Corp., Class A (REIT)	151,318
16,877	Montpelier Re Holdings Ltd.	417,199
8,060	MVC Capital, Inc.	102,765
1,413	NASB Financial, Inc.*	31,383
2,436	National Bank Holdings Corp., Class A	44,067
2,339	National Bankshares, Inc.	78,918
13,683	National Financial Partners Corp.*	269,008
8,249	National Health Investors, Inc. (REIT)	534,535
2,100	National Interstate Corp.	69,888
41,589	National Penn Bancshares, Inc.	407,572
738	National Western Life Insurance Co., Class A	120,191
6,460	Nationstar Mortgage Holdings, Inc.*	248,904
3,364	Navigators Group, Inc. (The)*	188,922
11,199	NBT Bancorp, Inc.	229,132
8,052	Nelnet, Inc., Class A	267,165
9,543	Netspend Holdings, Inc.*	151,257
6,508	New Mountain Finance Corp.	99,117
16,704	New York Mortgage Trust, Inc. (REIT)	117,596
8,797	NewStar Financial, Inc.*	119,023
7,288	NGP Capital Resources Co.	51,453
3,355	Nicholas Financial, Inc.	45,460
6,948	Northfield Bancorp, Inc./NJ	79,068
2,180	Northrim BanCorp, Inc.	47,393
65,243	NorthStar Realty Finance Corp. (REIT)	583,925
32,891	Northwest Bancshares, Inc.	410,809
4,850	OceanFirst Financial Corp.	67,609
36,217	Ocwen Financial Corp.*	1,427,674
2,247	OFS Capital Corp.	32,492
34,147	Old National Bancorp/IN	460,984
37,759	Omega Healthcare Investors, Inc. (REIT)	1,056,874
3,772	OmniAmerican Bancorp, Inc.*	98,298
3,867	One Liberty Properties, Inc. (REIT)	83,991
7,649	OneBeacon Insurance Group Ltd., Class A	102,267
3,466	Oppenheimer Holdings, Inc., Class A	65,507
15,359	Oriental Financial Group, Inc.	235,146
15,317	Oritani Financial Corp.	225,313
6,135	Pacific Continental Corp.	65,215
3,592	Pacific Mercantile Bancorp*	21,408
10,218	PacWest Bancorp	279,258
3,821	Park National Corp.	252,110
15,017	Park Sterling Corp.*	85,297
7,245	Parkway Properties, Inc./MD (REIT)	122,513
2,990	Peapack Gladstone Financial Corp.	44,043
20,479	Pebblebrook Hotel Trust (REIT)	489,653
22,078	PennantPark Investment Corp.	256,105
1,293	Penns Woods Bancorp, Inc.	52,328
18,855	Pennsylvania Real Estate Investment Trust (REIT)	340,333
19,850	PennyMac Mortgage Investment Trust (REIT)	504,587
3,598	Peoples Bancorp, Inc./OH	77,969
2,054	Peoples Federal Bancshares, Inc.	36,725
19,089	PHH Corp.*	401,060
1,960	Phoenix Cos., Inc. (The)*	49,196
7,673	PICO Holdings, Inc.*	165,046
11,656	Pinnacle Financial Partners, Inc.*	253,052
5,123	Piper Jaffray Cos.*	197,594
11,047	Platinum Underwriters Holdings Ltd.	584,165
5,765	Portfolio Recovery Associates, Inc.*	674,073
13,591	Potlatch Corp. (REIT)	598,140
3,958	Preferred Bank/CA*	63,803
14,931	Primerica, Inc.	469,879
21,696	PrivateBancorp, Inc.	388,575
67,524	Prospect Capital Corp.	752,893
15,990	Prosperity Bancshares, Inc.	737,779
3,277	Provident Financial Holdings, Inc.	56,037
20,281	Provident Financial Services, Inc.	304,012
13,317	Provident New York Bancorp	119,587
6,206	PS Business Parks, Inc. (REIT)	459,182
3,297	Pzena Investment Management, Inc., Class A	20,738
44,918	Radian Group, Inc.	395,728
20,308	RAIT Financial Trust (REIT)	147,030
16,340	Ramco-Gershenson Properties Trust (REIT)	258,172

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
26,641	Redwood Trust, Inc. (REIT)	$539,747
1,628	Regional Management Corp.*	29,239
8,460	Renasant Corp.	186,205
3,355	Republic Bancorp, Inc./KY, Class A	72,602
4,049	Resource America, Inc., Class A	36,077
33,530	Resource Capital Corp. (REIT)	228,004
17,835	Retail Opportunity Investments Corp. (REIT)	230,250
7,148	RLI Corp.	492,783
35,954	RLJ Lodging Trust (REIT)	769,056
9,632	Rockville Financial, Inc.	123,867
2,462	Roma Financial Corp.	37,028
7,463	Rouse Properties, Inc. (REIT)	123,960
11,049	Ryman Hospitality Properties, Inc. (REIT)	494,443
9,743	S&T Bancorp, Inc.	175,959
4,094	S.Y. Bancorp, Inc.	92,729
12,486	Sabra Health Care REIT, Inc. (REIT)	330,005
7,007	Safeguard Scientifics, Inc.*	106,086
4,275	Safety Insurance Group, Inc.	200,925
8,138	Sandy Spring Bancorp, Inc.	157,552
2,550	Saul Centers, Inc. (REIT)	111,588
5,587	SCBT Financial Corp.	266,053
24,769	Seacoast Banking Corp. of Florida*	51,024
3,905	Select Income REIT (REIT)	108,598
18,469	Selective Insurance Group, Inc.	410,751
3,564	SI Financial Group, Inc.	40,772
4,073	Sierra Bancorp	51,564
5,767	Simmons First National Corp., Class A	144,982
2,842	Simplicity Bancorp, Inc.	43,312
15,070	Solar Capital Ltd.	369,215
3,876	Solar Senior Capital Ltd.	72,946
5,842	Southside Bancshares, Inc.	124,844
6,553	Southwest Bancorp, Inc./OK*	85,123
9,772	Sovran Self Storage, Inc. (REIT)	594,528
11,239	Spirit Realty Capital, Inc. (REIT)	223,881
12,260	STAG Industrial, Inc. (REIT)	260,035
45,593	Starwood Property Trust, Inc. (REIT)	1,274,324
4,980	State Auto Financial Corp.	83,664
10,690	State Bank Financial Corp.	169,971
7,778	StellarOne Corp.	119,703
2,696	Stellus Capital Investment Corp.	41,114
10,419	Sterling Bancorp/NY	105,961
9,023	Sterling Financial Corp./WA	191,107
6,172	Stewart Information Services Corp.	142,882
20,603	Stifel Financial Corp.*	711,643
60,988	Strategic Hotels & Resorts, Inc. (REIT)*	443,993
3,278	Suffolk Bancorp*	46,154
18,897	Summit Hotel Properties, Inc. (REIT)	181,411
13,423	Sun Bancorp, Inc./NJ*	48,323
10,020	Sun Communities, Inc. (REIT)	466,231
54,618	Sunstone Hotel Investors, Inc. (REIT)*	618,822
63,305	Susquehanna Bancshares, Inc.	736,237
9,829	SWS Group, Inc.*	63,004
26,087	Symetra Financial Corp.	343,566
5,488	Taylor Capital Group, Inc.*	90,717
1,939	TCP Capital Corp.	30,404
4,444	Tejon Ranch Co.*	130,209
6,462	Terreno Realty Corp. (REIT)	115,670
3,719	Territorial Bancorp, Inc.	86,727
13,518	Texas Capital Bancshares, Inc.*	571,271
5,074	THL Credit, Inc.	77,937
10,849	Thomas Properties Group, Inc.	56,523
16,073	TICC Capital Corp.	166,034
3,736	Tompkins Financial Corp.	154,782
11,721	Tower Group, Inc.	218,597
8,870	TowneBank/VA	128,970
2,031	Tree.com, Inc.	35,400
9,187	Triangle Capital Corp.	277,447
5,386	Trico Bancshares	91,831
31,567	TrustCo Bank Corp NY	164,464
22,582	Trustmark Corp.	517,128
99,534	Two Harbors Investment Corp. (REIT)	1,280,007
10,879	UMB Financial Corp.	495,974
4,666	UMH Properties, Inc. (REIT)	46,753
37,707	Umpqua Holdings Corp.	473,223
6,827	Union First Market Bankshares Corp.	123,910
16,942	United Bankshares, Inc./WV	440,492
14,056	United Community Banks, Inc./GA*	151,383
7,105	United Financial Bancorp, Inc.	106,220
6,782	United Fire Group, Inc.	166,702
4,005	Universal Health Realty Income Trust (REIT)	228,726
6,295	Universal Insurance Holdings, Inc.	27,635
5,655	Univest Corp. of Pennsylvania	93,816
8,362	Urstadt Biddle Properties, Inc., Class A (REIT)	176,689
11,356	ViewPoint Financial Group, Inc.	236,773
9,036	Virginia Commerce Bancorp, Inc.*	122,528
2,039	Virtus Investment Partners, Inc.*	342,572
3,833	Walker & Dunlop, Inc.*	81,260
12,041	Walter Investment Management Corp.*	552,923
5,197	Washington Banking Co.	71,407
22,348	Washington Real Estate Investment Trust (REIT)	618,816
4,851	Washington Trust Bancorp, Inc.	128,260
2,461	Waterstone Financial, Inc.*	18,827
24,310	Webster Financial Corp.	535,306
8,586	WesBanco, Inc.	200,827
5,273	West Bancorp., Inc.	58,372
6,494	West Coast Bancorp/OR	152,609
9,390	Westamerica Bancorp.	415,507
24,547	Western Alliance Bancorp.*	326,475
6,297	Western Asset Mortgage Capital Corp. (REIT)	135,323
8,241	Westfield Financial, Inc.	64,197
2,240	Westwood Holdings Group, Inc.	92,624
4,665	Whitestone REIT (REIT)	68,809
20,827	Wilshire Bancorp, Inc.*	122,254
9,828	Winthrop Realty Trust (REIT)	123,341
12,239	Wintrust Financial Corp.	446,723
19,739	WisdomTree Investments, Inc.*	179,625
3,277	World Acceptance Corp.*	257,900
2,566	WSFS Financial Corp.	121,885
1,180	Zillow, Inc., Class A*	50,693
		101,508,802
	Health Care — 5.4%

7,309	Abaxis, Inc.	310,048
11,262	Abiomed, Inc.*	180,643
9,085	Acadia Healthcare Co., Inc.*	247,294
18,984	Accretive Health, Inc.*	181,867
24,027	Accuray, Inc.*	102,595
20,035	Achillion Pharmaceuticals, Inc.*	162,284

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,512	Acorda Therapeutics, Inc.*	$401,982
4,080	Acura Pharmaceuticals, Inc.*	8,405
9,494	Aegerion Pharmaceuticals, Inc.*	285,959
12,168	Affymax, Inc.*	32,367
23,800	Affymetrix, Inc.*	96,866
8,245	Agenus, Inc.*	35,289
12,972	Air Methods Corp.	581,016
19,163	Akorn, Inc.*	264,449
24,210	Align Technology, Inc.*	761,162
41,256	Alkermes plc*	895,668
2,779	Almost Family, Inc.	57,220
18,543	Alnylam Pharmaceuticals, Inc.*	439,284
18,422	Alphatec Holdings, Inc.*	30,028
7,197	AMAG Pharmaceuticals, Inc.*	119,110
10,152	Amedisys, Inc.*	114,718
10,158	Amicus Therapeutics, Inc.*	27,223
14,958	AMN Healthcare Services, Inc.*	210,908
8,657	Ampio Pharmaceuticals, Inc.*	33,589
10,661	Amsurg Corp.*	321,962
5,446	Anacor Pharmaceuticals, Inc.*	18,952
4,131	Analogic Corp.	306,479
8,273	AngioDynamics, Inc.*	102,502
3,970	Anika Therapeutics, Inc.*	49,427
36,042	Antares Pharma, Inc.*	123,985
73,065	Arena Pharmaceuticals, Inc.*	613,015
19,850	Arqule, Inc.*	48,831
39,135	Array BioPharma, Inc.*	152,235
9,320	ArthroCare Corp.*	325,454
6,525	Assisted Living Concepts, Inc., Class A	77,256
31,378	Astex Pharmaceuticals, Inc.*	102,292
12,079	athenahealth, Inc.*	1,132,889
6,068	AtriCure, Inc.*	53,884
533	Atrion Corp.	104,596
16,303	Auxilium Pharmaceuticals, Inc.*	277,966
45,724	AVANIR Pharmaceuticals, Inc., Class A*	124,827
15,468	AVEO Pharmaceuticals, Inc.*	103,172
4,970	BG Medicine, Inc.*	8,548
16,570	BioCryst Pharmaceuticals, Inc.*	19,884
9,069	BioDelivery Sciences International, Inc.*	34,190
8,285	Bio-Reference Labs, Inc.*	219,387
2	Biosante Pharmaceuticals, Inc.*	3
14,803	BioScrip, Inc.*	162,093
1,670	BioSpecifics Technologies Corp.*	26,219
10,276	BioTime, Inc.*	43,262
20,264	Cadence Pharmaceuticals, Inc.*	99,294
9,982	Cambrex Corp.*	114,893
7,142	Cantel Medical Corp.	222,330
9,489	Capital Senior Living Corp.*	218,247
5,649	Cardiovascular Systems, Inc.*	89,311
27,160	Celldex Therapeutics, Inc.*	258,563
1,424	Cempra, Inc.*	9,285
17,343	Centene Corp.*	780,782
22,110	Cepheid, Inc.*	805,467
18,336	Cerus Corp.*	60,325
6,480	Chemed Corp.	500,191
1,828	ChemoCentryx, Inc.*	24,660
3,894	Chindex International, Inc.*	42,639
4,605	Clovis Oncology, Inc.*	86,850
8,823	Codexis, Inc.*	18,264
3,728	Computer Programs & Systems, Inc.	194,378
10,574	Conceptus, Inc.*	236,117
9,533	CONMED Corp.	296,572
16,591	Corcept Therapeutics, Inc.*	27,043
2,893	Cornerstone Therapeutics, Inc.*	19,296
5,972	Coronado Biosciences, Inc.*	43,715
2,061	Corvel Corp.*	99,010
9,157	Cross Country Healthcare, Inc.*	52,195
9,286	CryoLife, Inc.	56,923
21,344	Cubist Pharmaceuticals, Inc.*	905,626
4,003	Cumberland Pharmaceuticals, Inc.*	17,533
26,626	Curis, Inc.*	71,624
9,280	Cyberonics, Inc.*	424,560
4,155	Cynosure, Inc., Class A*	117,711
20,625	Cytori Therapeutics, Inc.*	52,594
51,894	Dendreon Corp.*	300,466
18,780	Depomed, Inc.*	121,507
3,908	Derma Sciences, Inc.*	48,186
23,101	DexCom, Inc.*	344,898
14,616	Discovery Laboratories, Inc.*	35,955
2,910	Durata Therapeutics, Inc.*	24,881
33,294	Dyax Corp.*	106,874
58,680	Dynavax Technologies Corp.*	119,707
8,725	Emergent Biosolutions, Inc.*	135,150
10,353	Emeritus Corp.*	294,957
9,975	Endocyte, Inc.*	96,259
18,645	Endologix, Inc.*	280,794
5,861	Ensign Group, Inc. (The)	183,567
8,990	EnteroMedics, Inc.*	7,546
13,082	Enzon Pharmaceuticals, Inc.	55,337
6,276	Epocrates, Inc.*	73,743
21,454	Exact Sciences Corp.*	229,129
2,894	Exactech, Inc.*	53,279
9,853	ExamWorks Group, Inc.*	139,519
61,768	Exelixis, Inc.*	281,662
14,333	Five Star Quality Care, Inc.*	90,871
8,186	Fluidigm Corp.*	141,290
2,481	Furiex Pharmaceuticals, Inc.*	91,946
5,408	Genomic Health, Inc.*	154,939
10,256	Gentiva Health Services, Inc.*	107,893
44,511	Geron Corp.*	64,986
3,229	Globus Medical, Inc., Class A*	46,659
7,969	Greatbatch, Inc.*	215,721
2,665	Greenway Medical Technologies, Inc.*	42,240
8,910	GTx, Inc.*	40,541
17,079	Haemonetics Corp.*	704,509
30,238	Halozyme Therapeutics, Inc.*	165,100
11,497	Hanger, Inc.*	341,001
18,482	Hansen Medical, Inc.*	39,552
8,347	Harvard Bioscience, Inc.*	47,995
32,210	HealthSouth Corp.*	776,905
6,581	HealthStream, Inc.*	140,768
11,257	Healthways, Inc.*	144,652
4,765	HeartWare International, Inc.*	407,026
3,608	Hi-Tech Pharmacal Co., Inc.	133,532
28,968	HMS Holdings Corp.*	839,782
12,991	Horizon Pharma, Inc.*	27,411
1,195	Hyperion Therapeutics, Inc.*	21,797
4,217	ICU Medical, Inc.*	239,357
30,361	Idenix Pharmaceuticals, Inc.*	127,820
17,224	ImmunoCellular Therapeutics Ltd.*	43,749
28,118	ImmunoGen, Inc.*	426,550
22,213	Immunomedics, Inc.*	51,090
22,581	Impax Laboratories, Inc.*	447,781
9,530	Infinity Pharmaceuticals, Inc.*	393,494
17,596	Insulet Corp.*	397,142
6,573	Integra LifeSciences Holdings Corp.*	267,784
1,589	Intercept Pharmaceuticals, Inc.*	62,003
27,429	InterMune, Inc.*	243,295
10,723	Invacare Corp.	155,591
5,585	IPC The Hospitalist Co., Inc.*	232,895
25,327	Ironwood Pharmaceuticals, Inc.*	378,132

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
33,761	Isis Pharmaceuticals, Inc.*	$496,287
13,994	Jazz Pharmaceuticals plc*	814,171
27,429	Keryx Biopharmaceuticals, Inc.*	176,368
17,826	Kindred Healthcare, Inc.*	200,899
1,705	KYTHERA Biopharmaceuticals, Inc.*	44,432
3,186	Landauer, Inc.	187,050
5,381	Lannett Co., Inc.*	44,447
71,257	Lexicon Pharmaceuticals, Inc.*	140,376
4,992	LHC Group, Inc.*	101,437
5,865	Ligand Pharmaceuticals, Inc., Class B*	120,467
14,050	Luminex Corp.*	237,164
9,204	Magellan Health Services, Inc.*	474,558
13,272	MAKO Surgical Corp.*	169,749
45,338	MannKind Corp.*	116,065
9,475	MAP Pharmaceuticals, Inc.*	236,875
16,824	Masimo Corp.	333,956
9,354	Maxygen, Inc.	22,824
19,653	MedAssets, Inc.*	362,991
18,577	Medicines Co. (The)*	590,934
7,489	Medidata Solutions, Inc.*	390,327
19,890	Merge Healthcare, Inc.*	48,731
13,903	Meridian Bioscience, Inc.	294,744
14,171	Merit Medical Systems, Inc.*	168,918
5,125	Merrimack Pharmaceuticals, Inc.*	32,800
10,090	Molina Healthcare, Inc.*	321,972
15,781	Momenta Pharmaceuticals, Inc.*	201,050
4,290	MWI Veterinary Supply, Inc.*	541,655
3,553	National Healthcare Corp.	164,753
848	National Research Corp.	48,234
9,923	Natus Medical, Inc.*	126,022
35,997	Navidea Biopharmaceuticals, Inc.*	110,511
38,623	Nektar Therapeutics*	358,035
7,937	Neogen Corp.*	371,610
22,345	Neurocrine Biosciences, Inc.*	236,410
5,269	NewLink Genetics Corp.*	62,016
43,722	Novavax, Inc.*	79,574
29,033	NPS Pharmaceuticals, Inc.*	231,683
14,550	NuVasive, Inc.*	270,194
17,443	NxStage Medical, Inc.*	195,710
5,868	Obagi Medical Products, Inc.*	79,101
8,700	Omeros Corp.*	47,241
11,317	Omnicell, Inc.*	203,932
4,900	OncoGenex Pharmaceutical, Inc.*	58,261
19,251	Oncothyreon, Inc.*	39,850
36,002	Opko Health, Inc.*	249,854
15,857	Optimer Pharmaceuticals, Inc.*	192,187
18,260	OraSure Technologies, Inc.*	101,526
24,511	Orexigen Therapeutics, Inc.*	146,086
6,312	Orthofix International N.V.*	235,185
5,546	Osiris Therapeutics, Inc.*	36,493
21,408	Owens & Minor, Inc.	651,874
12,493	Pacific Biosciences of California, Inc.*	28,734
6,218	Pacira Pharmaceuticals, Inc.*	135,925
12,798	Pain Therapeutics, Inc.*	37,498
6,581	Palomar Medical Technologies, Inc.*	72,654
20,182	PAREXEL International Corp.*	700,114
3,377	PDI, Inc.*	24,652
47,140	PDL BioPharma, Inc.	336,580
3,066	Pernix Therapeutics Holdings*	18,273
18,335	Pharmacyclics, Inc.*	1,609,446
9,940	PharMerica Corp.*	142,440
4,417	PhotoMedex, Inc.*	65,151
8,962	Pozen, Inc.*	55,475
14,001	Progenics Pharmaceuticals, Inc.*	36,963
4,390	Providence Service Corp. (The)*	74,981
13,328	Quality Systems, Inc.	246,835
18,116	Questcor Pharmaceuticals, Inc.	590,582
9,499	Quidel Corp.*	224,841
17,440	Raptor Pharmaceutical Corp.*	86,677
4,364	Regulus Therapeutics, Inc.*	22,475
10,395	Repligen Corp.*	64,761
5,722	Repros Therapeutics, Inc.*	67,234
28,738	Rigel Pharmaceuticals, Inc.*	193,119
3,573	Rochester Medical Corp.*	52,737
7,029	Rockwell Medical Technologies, Inc.*	30,998
18,815	RTI Biologics, Inc.*	68,298
3,161	Sagent Pharmaceuticals, Inc.*	51,840
17,721	Sangamo Biosciences, Inc.*	180,577
18,443	Santarus, Inc.*	244,739
19,140	Sciclone Pharmaceuticals, Inc.*	91,106
32,029	Seattle Genetics, Inc.*	901,296
11,789	Select Medical Holdings Corp.	108,930
38,599	Sequenom, Inc.*	158,642
11,850	SIGA Technologies, Inc.*	50,718
6,449	Skilled Healthcare Group, Inc., Class A*	37,533
23,076	Solta Medical, Inc.*	52,613
11,554	Spectranetics Corp. (The)*	209,705
20,058	Spectrum Pharmaceuticals, Inc.	228,661
12,237	Staar Surgical Co.*	65,957
19,480	STERIS Corp.	759,720
3,656	Sucampo Pharmaceuticals, Inc., Class A*	18,682
9,979	Sunesis Pharmaceuticals, Inc.*	52,090
1,447	Supernus Pharmaceuticals, Inc.*	11,084
4,315	SurModics, Inc.*	109,428
12,353	Symmetry Medical, Inc.*	128,842
3,793	Synageva BioPharma Corp.*	189,536
13,847	Synergy Pharmaceuticals, Inc.*	75,743
13,396	Synta Pharmaceuticals Corp.*	115,072
9,173	Targacept, Inc.*	39,719
9,564	Team Health Holdings, Inc.*	320,298
1,539	TESARO, Inc.*	30,565
20,443	Theravance, Inc.*	414,788
15,152	Threshold Pharmaceuticals, Inc.*	70,154
5,371	Tornier N.V.*	93,348
4,248	Transcept Pharmaceuticals, Inc.*	24,638
6,535	Triple-S Management Corp., Class B*	117,369
10,363	Trius Therapeutics, Inc.*	54,406
3,965	U.S. Physical Therapy, Inc.	97,618
30,275	Unilife Corp.*	75,990
12,662	Universal American Corp.	105,601
1,106	Utah Medical Products, Inc.	45,844
9,512	Vanda Pharmaceuticals, Inc.*	35,765
10,712	Vanguard Health Systems, Inc.*	159,287
5,502	Vascular Solutions, Inc.*	83,520
6,606	Ventrus Biosciences, Inc.*	20,214
2,129	Verastem, Inc.*	20,055
25,596	Vical, Inc.*	81,907
22,210	ViroPharma, Inc.*	553,917
33,598	Vivus, Inc.*	360,171
2,394	Vocera Communications, Inc.*	63,130
17,960	Volcano Corp.*	388,654
14,520	WellCare Health Plans, Inc.*	830,399
11,415	West Pharmaceutical Services, Inc.	689,694
13,247	Wright Medical Group, Inc.*	307,993
14,472	XenoPort, Inc.*	110,566
27,444	XOMA Corp.*	74,373
5,703	ZELTIQ Aesthetics, Inc.*	22,983
22,403	ZIOPHARM Oncology, Inc.*	99,245

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18,371	Zogenix, Inc.*	$34,354
		52,690,608
	Industrials — 6.7%

13,123	A. O. Smith Corp.	938,688
3,241	A.T. Cross Co., Class A*	39,573
6,263	AAON, Inc.	150,688
13,577	AAR Corp.	238,548
18,107	ABM Industries, Inc.	411,029
16,749	Acacia Research Corp.*	468,302
38,074	ACCO Brands Corp.*	285,555
15,948	Accuride Corp.*	64,589
9,038	Aceto Corp.	94,086
6,029	Acorn Energy, Inc.	39,249
24,550	Actuant Corp., Class A	746,565
14,268	Acuity Brands, Inc.	972,079
11,562	Advisory Board Co. (The)*	587,465
13,230	Aegion Corp.*	317,917
5,840	Aerovironment, Inc.*	129,181
17,910	Air Transport Services Group, Inc.*	98,863
19,793	Aircastle Ltd.	266,612
2,334	Alamo Group, Inc.	83,511
23,959	Alaska Air Group, Inc.*	1,235,086
9,305	Albany International Corp., Class A	265,751
5,038	Allegiant Travel Co.	404,501
9,077	Altra Holdings, Inc.	233,642
2,920	AMERCO	440,073
6,792	Ameresco, Inc., Class A*	56,442
3,187	American Railcar Industries, Inc.	139,081
2,841	American Science & Engineering, Inc.	177,676
13,172	American Superconductor Corp.*	38,067
3,261	American Woodmark Corp.*	104,678
2,868	Ampco-Pittsburgh Corp.	53,660
10,898	API Technologies Corp.*	28,553
9,531	Apogee Enterprises, Inc.	245,804
14,220	Applied Industrial Technologies, Inc.	617,290
12,311	ARC Document Solutions, Inc.*	27,700
3,318	Argan, Inc.	55,510
8,581	Arkansas Best Corp.	99,025
6,763	Astec Industries, Inc.	240,830
4,070	Astronics Corp.*	112,128
8,904	Atlas Air Worldwide Holdings, Inc.*	420,180
35,769	Avis Budget Group, Inc.*	835,922
8,509	AZZ, Inc.	380,012
18,280	Barnes Group, Inc.	486,431
2,356	Barrett Business Services, Inc.	102,910
15,792	Beacon Roofing Supply, Inc.*	582,725
15,337	Belden, Inc.	772,371
16,494	Blount International, Inc.*	248,565
11,053	BlueLinx Holdings, Inc.*	32,275
16,529	Brady Corp., Class A	562,812
16,395	Briggs & Stratton Corp.	401,022
15,926	Brink’s Co. (The)	421,243
15,150	Builders FirstSource, Inc.*	91,657
4,888	CAI International, Inc.*	134,909
100,596	Capstone Turbine Corp.*	97,578
3,105	Cascade Corp.	199,496
12,609	Casella Waste Systems, Inc., Class A*	59,010
12,802	CBIZ, Inc.*	81,421
4,615	CDI Corp.	75,963
2,417	Ceco Environmental Corp.	26,104
6,754	Celadon Group, Inc.	134,607
18,190	Cenveo, Inc.*	38,199
10,076	Chart Industries, Inc.*	731,115
5,864	CIRCOR International, Inc.	244,412
16,931	CLARCOR, Inc.	863,312
2,928	Coleman Cable, Inc.	29,016
6,538	Columbus McKinnon Corp.*	128,276
12,598	Comfort Systems USA, Inc.	157,223
8,227	Commercial Vehicle Group, Inc.*	64,993
384	Compx International, Inc.	5,426
2,517	Consolidated Graphics, Inc.*	97,156
11,292	Corporate Executive Board Co. (The)	611,349
3,267	Courier Corp.	41,001
2,236	CPI Aerostructures, Inc.*	19,900
3,499	CRA International, Inc.*	77,363
5,360	Cubic Corp.	223,726
15,810	Curtiss-Wright Corp.	548,765
17,183	Deluxe Corp.	681,821
17,993	DigitalGlobe, Inc.*	469,246
10,303	Dolan Co. (The)*	29,982
7,458	Douglas Dynamics, Inc.	106,053
2,965	DXP Enterprises, Inc.*	184,423
11,329	Dycom Industries, Inc.*	237,343
4,544	Dynamic Materials Corp.	76,794
2,094	Eastern Co. (The)	34,823
4,975	Echo Global Logistics, Inc.*	92,784
5,049	Edgen Group, Inc.*	40,493
22,491	EMCOR Group, Inc.	867,478
5,575	Encore Wire Corp.	182,247
14,807	Energy Recovery, Inc.*	72,850
26,717	EnergySolutions, Inc.*	99,387
8,306	EnerNOC, Inc.*	136,966
16,157	EnerSys*	660,498
8,813	Ennis, Inc.	138,012
2,677	Enphase Energy, Inc.*	13,198
6,937	EnPro Industries, Inc.*	322,779
9,008	ESCO Technologies, Inc.	365,364
10,329	Esterline Technologies Corp.*	711,978
4,519	Exponent, Inc.*	227,170
20,957	Federal Signal Corp.*	163,465
16,128	Flow International Corp.*	59,835
9,801	Forward Air Corp.	369,694
4,667	Franklin Covey Co.*	64,498
7,898	Franklin Electric Co., Inc.	513,923
4,032	FreightCar America, Inc.	84,793
14,146	FTI Consulting, Inc.*	491,432
50,994	FuelCell Energy, Inc.*	54,054
12,553	Furmanite Corp.*	74,941
6,348	G&K Services, Inc., Class A	264,521
10,526	Genco Shipping & Trading Ltd.*	27,052
20,118	GenCorp, Inc.*	242,422
8,334	Generac Holdings, Inc.	287,106
14,940	Genesee & Wyoming, Inc., Class A*	1,337,429
10,291	Gibraltar Industries, Inc.*	176,491
5,792	Global Power Equipment Group, Inc.	97,190
5,121	Gorman-Rupp Co. (The)	147,690
4,982	GP Strategies Corp.*	107,561
3,349	Graham Corp.	77,998
13,024	Granite Construction, Inc.	404,916
19,920	Great Lakes Dredge & Dock Corp.	194,220
7,699	Greenbrier Cos., Inc.*	155,905
15,333	Griffon Corp.	172,803
9,671	H&E Equipment Services, Inc.	188,198
3,934	Hardinge, Inc.	51,457
17,209	Hawaiian Holdings, Inc.*	97,403
22,629	Healthcare Services Group, Inc.	545,359
16,171	Heartland Express, Inc.	219,440
17,752	HEICO Corp.	770,614

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,061	Heidrick & Struggles International, Inc.	$82,430
2,590	Heritage-Crystal Clean, Inc.*	38,202
19,656	Herman Miller, Inc.	471,744
33,556	Hexcel Corp.*	914,401
7,670	Hill International, Inc.*	26,155
15,344	HNI Corp.	484,257
6,009	Houston Wire & Cable Co.	69,945
12,502	Hub Group, Inc., Class A*	471,700
11,205	Hudson Global, Inc.*	41,234
2,171	Hurco Cos., Inc.*	61,049
7,725	Huron Consulting Group, Inc.*	302,743
3,714	Hyster-Yale Materials Handling, Inc.	190,268
6,710	ICF International, Inc.*	166,005
17,718	II-VI, Inc.*	307,053
10,700	InnerWorkings, Inc.*	158,039
7,645	Insperity, Inc.	216,736
5,962	Insteel Industries, Inc.	94,736
19,739	Interface, Inc.	361,421
1,847	International Shipholding Corp.	33,819
3,058	Intersections, Inc.	32,078
78,749	JetBlue Airways Corp.*	477,219
9,748	John Bean Technologies Corp.	179,656
3,935	Kadant, Inc.*	96,604
8,892	Kaman Corp.	310,331
10,797	Kaydon Corp.	270,033
9,032	Kelly Services, Inc., Class A	159,505
8,372	KEYW Holding Corp. (The)*	121,394
9,709	Kforce, Inc.	141,169
10,984	Kimball International, Inc., Class B	101,163
19,490	Knight Transportation, Inc.	305,213
16,154	Knoll, Inc.	274,941
16,113	Korn/Ferry International*	298,252
13,519	Kratos Defense & Security Solutions, Inc.*	57,185
3,071	L.B. Foster Co., Class A	135,615
6,688	Layne Christensen Co.*	147,069
4,283	Lindsay Corp.	365,982
3,034	LMI Aerospace, Inc.*	67,203
6,577	LSI Industries, Inc.	45,316
5,757	Lydall, Inc.*	86,700
5,248	Marten Transport Ltd.	108,634
18,459	MasTec, Inc.*	555,431
8,344	McGrath RentCorp	246,065
32,515	Meritor, Inc.*	143,066
13,510	Metalico, Inc.*	22,156
4,947	Met-Pro Corp.	48,777
2,916	Michael Baker Corp.	70,684
6,309	Middleby Corp.*	941,997
3,729	Miller Industries, Inc.	59,366
9,301	Mine Safety Appliances Co.	435,752
5,263	Mistras Group, Inc.*	107,628
12,881	Mobile Mini, Inc.*	346,757
15,250	Moog, Inc., Class A*	685,640
6,682	Mueller Industries, Inc.	355,349
52,797	Mueller Water Products, Inc., Class A	296,719
4,550	Multi-Color Corp.	109,791
6,909	MYR Group, Inc.*	160,358
1,621	National Presto Industries, Inc.	123,180
17,471	Navigant Consulting, Inc.*	222,406
6,103	NCI Building Systems, Inc.*	99,784
2,214	NL Industries, Inc.	28,339
5,737	NN, Inc.*	49,682
2,611	Nortek, Inc.*	187,835
3,159	Northwest Pipe Co.*	75,437
24,679	Odyssey Marine Exploration, Inc.*	86,376
24,013	Old Dominion Freight Line, Inc.*	863,267
928	Omega Flex, Inc.	12,927
14,472	On Assignment, Inc.*	316,358
19,878	Orbital Sciences Corp.*	293,797
9,139	Orion Marine Group, Inc.*	87,003
11,826	Pacer International, Inc.*	49,078
2,923	Park-Ohio Holdings Corp.*	59,454
1,335	Patrick Industries, Inc.*	17,702
2,145	Patriot Transportation Holding, Inc.*	58,301
52,181	Pendrell Corp.*	74,619
3,033	Performant Financial Corp.*	40,187
6,583	PGT, Inc.*	37,984
5,797	Pike Electric Corp.	80,810
7,001	PMFG, Inc.*	47,397
3,011	Powell Industries, Inc.*	175,270
792	Preformed Line Products Co.	56,089
10,079	Primoris Services Corp.	188,981
1,692	Proto Labs, Inc.*	78,661
8,488	Quad/Graphics, Inc.	184,614
7,199	Quality Distribution, Inc.*	56,800
12,391	Quanex Building Products Corp.	246,705
5,956	Rand Logistics, Inc.*	33,949
12,215	Raven Industries, Inc.	344,829
7,475	RBC Bearings, Inc.*	372,554
16,321	Republic Airways Holdings, Inc.*	153,581
14,322	Resources Connection, Inc.	174,872
9,707	Rexnord Corp.*	197,732
4,816	Roadrunner Transportation Systems, Inc.*	109,708
7,130	RPX Corp.*	84,490
11,209	Rush Enterprises, Inc., Class A*	274,620
5,396	Saia, Inc.*	173,373
3,934	Sauer-Danfoss, Inc.	212,908
3,988	Schawk, Inc.	42,911
103	Seaboard Corp.	293,858
3,706	SeaCube Container Leasing Ltd.	85,201
847	SIFCO Industries, Inc.	13,586
13,480	Simpson Manufacturing Co., Inc.	392,268
17,168	SkyWest, Inc.	240,352
14,018	Spirit Airlines, Inc.*	283,864
5,277	Standard Parking Corp.*	109,524
4,254	Standex International Corp.	228,950
25,637	Steelcase, Inc., Class A	362,764
5,501	Sterling Construction Co., Inc.*	62,161
6,963	Sun Hydraulics Corp.	194,198
26,614	Swift Transportation Co.*	360,087
37,957	Swisher Hygiene, Inc.*	53,519
3,567	Sypris Solutions, Inc.	14,767
9,841	TAL International Group, Inc.	423,655
17,327	Taser International, Inc.*	129,086
6,708	Team, Inc.*	294,213
12,386	Teledyne Technologies, Inc.*	911,362
6,350	Tennant Co.	296,355
21,374	Tetra Tech, Inc.*	616,854
4,659	Textainer Group Holdings Ltd.	188,410
4,957	Thermon Group Holdings, Inc.*	101,619
16,088	Titan International, Inc.	339,618
5,694	Titan Machinery, Inc.*	160,856
4,339	TMS International Corp., Class A*	59,791
5,154	TRC Cos., Inc.*	33,192
5,027	Trex Co., Inc.*	237,475
10,852	Trimas Corp.*	311,344
13,614	TrueBlue, Inc.*	263,975
12,036	Tutor Perini Corp.*	204,732
2,873	Twin Disc, Inc.	68,665
4,884	UniFirst Corp.	408,009
13,706	United Stationers, Inc.	496,157
6,644	Universal Forest Products, Inc.	269,614

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,844	Universal Truckload Services, Inc.	$33,635
54,702	US Airways Group, Inc.*	734,648
6,175	US Ecology, Inc.	153,572
24,966	USG Corp.*	704,541
6,825	Viad Corp.	187,415
6,622	Vicor Corp.*	34,964
1,388	VSE Corp.	31,799
23,024	Wabash National Corp.*	219,649
2,363	WageWorks, Inc.*	55,790
9,909	Watsco, Inc.	771,614
9,465	Watts Water Technologies, Inc., Class A	444,287
14,903	Werner Enterprises, Inc.	343,067
5,939	Wesco Aircraft Holdings, Inc.*	80,770
1,835	Willis Lease Finance Corp.*	27,543
23,302	Woodward, Inc.	872,194
5,940	XPO Logistics, Inc.*	103,475
9,056	Zipcar, Inc.*	110,755
		66,083,645
	Information Technology — 7.3%

23,658	3D Systems Corp.*	874,381
18,708	Accelrys, Inc.*	176,978
13,398	ACI Worldwide, Inc.*	613,762
13,090	Active Network, Inc. (The)*	61,392
16,607	Actuate Corp.*	99,808
25,882	Acxiom Corp.*	471,311
21,472	ADTRAN, Inc.	479,684
13,389	Advanced Energy Industries, Inc.*	241,538
10,636	Advent Software, Inc.*	278,663
6,662	Aeroflex Holding Corp.*	61,623
4,927	Agilysys, Inc.*	45,378
5,792	Alpha & Omega Semiconductor Ltd.*	46,684
2,034	Ambarella, Inc.*	20,259
912	Ambient Corp.*	2,462
7,897	American Software, Inc., Class A	64,440
24,880	Amkor Technology, Inc.*	100,764
23,740	ANADIGICS, Inc.*	50,091
4,436	Anaren, Inc.*	85,837
11,990	Angie’s List, Inc.*	204,549
9,505	Anixter International, Inc.	655,085
22,011	Applied Micro Circuits Corp.*	174,987
38,093	Arris Group, Inc.*	660,914
37,680	Aruba Networks, Inc.*	938,986
31,533	Aspen Technology, Inc.*	969,955
10,757	ATMI, Inc.*	235,578
2,040	Audience, Inc.*	27,826
2,694	AVG Technologies NV*	42,296
20,648	Aviat Networks, Inc.*	73,507
10,061	Avid Technology, Inc.*	69,723
4,086	Aware, Inc.	20,430
36,266	Axcelis Technologies, Inc.*	41,343
10,892	AXT, Inc.*	31,042
4,890	Badger Meter, Inc.	248,216
15,566	Bankrate, Inc.*	175,117
3,498	Bazaarvoice, Inc.*	24,486
3,572	Bel Fuse, Inc., Class B	59,510
19,429	Benchmark Electronics, Inc.*	338,453
5,572	Black Box Corp.	135,177
15,210	Blackbaud, Inc.	422,838
13,490	Blucora, Inc.*	209,095
12,660	Bottomline Technologies (de), Inc.*	343,466
1,995	Brightcove, Inc.*	12,568
9,261	BroadSoft, Inc.*	194,481
22,347	Brooks Automation, Inc.	225,928
7,939	Cabot Microelectronics Corp.	271,276
7,639	CACI International, Inc., Class A*	387,679
11,799	CalAmp Corp.*	129,199
13,227	Calix, Inc.*	113,355
11,679	Callidus Software, Inc.*	50,804
3,802	Carbonite, Inc.*	37,336
14,868	Cardtronics, Inc.*	391,920
3,446	Cass Information Systems, Inc.	147,316
16,754	Cavium, Inc.*	618,558
7,818	CEVA, Inc.*	118,286
13,621	Checkpoint Systems, Inc.*	161,545
24,549	CIBER, Inc.*	109,243
33,413	Ciena Corp.*	509,214
21,729	Cirrus Logic, Inc.*	522,365
14,435	Cognex Corp.	594,578
7,977	Coherent, Inc.	460,752
8,210	Cohu, Inc.	82,593
15,051	CommVault Systems, Inc.*	1,113,021
5,148	Computer Task Group, Inc.*	102,445
11,908	comScore, Inc.*	189,814
6,052	Comtech Telecommunications Corp.	162,073
7,381	Comverse, Inc.*	203,125
10,248	Constant Contact, Inc.*	144,804
36,781	Convergys Corp.	610,197
11,339	Cornerstone OnDemand, Inc.*	383,939
9,505	CoStar Group, Inc.*	957,534
12,479	Cray, Inc.*	241,469
11,451	CSG Systems International, Inc.*	222,264
11,477	CTS Corp.	112,475
10,425	Cymer, Inc.*	1,030,824
12,169	Daktronics, Inc.	124,245
5,140	Datalink Corp.*	53,353
14,302	Dealertrack Technologies, Inc.*	421,766
10,095	Demand Media, Inc.*	81,769
2,203	Demandware, Inc.*	58,269
14,248	Dice Holdings, Inc.*	137,351
8,679	Digi International, Inc.*	85,575
2,390	Digimarc Corp.	53,369
12,438	Digital River, Inc.*	177,117
11,962	Diodes, Inc.*	238,403
7,368	DSP Group, Inc.*	53,344
6,162	DTS, Inc.*	122,624
1,580	E2open, Inc.*	31,221
35,790	EarthLink, Inc.	207,940
9,525	Ebix, Inc.	152,686
12,797	Echelon Corp.*	33,656
6,321	Electro Rent Corp.	102,274
7,722	Electro Scientific Industries, Inc.	85,019
15,641	Electronics for Imaging, Inc.*	360,681
8,477	Ellie Mae, Inc.*	172,083
29,248	Emulex Corp.*	188,650
46,255	Entegris, Inc.*	439,885
29,651	Entropic Communications, Inc.*	130,761
6,993	Envestnet, Inc.*	107,273
2,614	Envivio, Inc.*	4,444
1,639	EPAM Systems, Inc.*	34,386
10,625	EPIQ Systems, Inc.	132,175
1,336	ePlus, Inc.	61,403
17,101	Euronet Worldwide, Inc.*	412,818
2,106	Exa Corp.*	20,828
3,287	ExactTarget, Inc.*	73,300
12,533	Exar Corp.*	147,263
7,870	ExlService Holdings, Inc.*	238,225
31,727	Extreme Networks*	111,044
7,434	Fabrinet*	121,992
11,553	Fair Isaac Corp.	512,260
10,668	FalconStor Software, Inc.*	28,697
5,702	FARO Technologies, Inc.*	241,480

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,785	FEI Co.	$809,802
30,760	Finisar Corp.*	450,634
20,293	First Solar, Inc.*	524,574
3,027	Fleetmatics Group plc*	71,891
16,718	FormFactor, Inc.*	83,924
4,747	Forrester Research, Inc.	130,353
22,161	Global Cash Access Holdings, Inc.*	157,343
7,766	Globecomm Systems, Inc.*	94,279
18,215	Glu Mobile, Inc.*	41,348
9,827	GSI Group, Inc.*	94,339
6,944	GSI Technology, Inc.*	44,580
39,880	GT Advanced Technologies, Inc.*	114,057
4,816	Guidance Software, Inc.*	47,245
6,889	Guidewire Software, Inc.*	251,793
8,282	Hackett Group, Inc. (The)	38,346
39,621	Harmonic, Inc.*	225,443
13,064	Heartland Payment Systems, Inc.	406,290
9,230	Higher One Holdings, Inc.*	82,516
10,619	Hittite Microwave Corp.*	688,324
10,832	iGATE Corp.*	207,000
10,414	Imation Corp.*	35,512
9,474	Immersion Corp.*	63,381
3,278	Imperva, Inc.*	119,647
36,974	Infinera Corp.*	239,961
2,775	Infoblox, Inc.*	58,525
7,478	Innodata, Inc.*	26,098
7,879	Inphi Corp.*	76,111
14,965	Insight Enterprises, Inc.*	287,627
47,944	Integrated Device Technology, Inc.*	326,019
9,204	Integrated Silicon Solution, Inc.*	78,234
4,948	Interactive Intelligence Group, Inc.*	205,886
13,800	InterDigital, Inc.	612,720
20,215	Intermec, Inc.*	200,129
4,666	Intermolecular, Inc.*	45,120
17,877	Internap Network Services Corp.*	155,172
23,316	International Rectifier Corp.*	490,102
42,947	Intersil Corp., Class A	364,620
7,839	Intevac, Inc.*	37,470
12,286	IntraLinks Holdings, Inc.*	72,242
12,266	InvenSense, Inc.*	147,437
17,497	Ipass, Inc.*	35,169
14,210	Ixia*	288,179
8,268	IXYS Corp.	82,432
15,589	j2 Global, Inc.	556,216
5,455	Jive Software, Inc.*	90,444
15,126	Kemet Corp.*	97,865
3,527	Key Tronic Corp.*	37,492
5,289	Keynote Systems, Inc.	80,816
22,519	Kopin Corp.*	72,511
4,975	KVH Industries, Inc.*	66,267
39,754	Lattice Semiconductor Corp.*	186,049
19,062	Limelight Networks, Inc.*	40,411
18,968	Lionbridge Technologies, Inc.*	72,458
7,940	Liquidity Services, Inc.*	270,357
7,302	Littelfuse, Inc.	483,173
18,544	LivePerson, Inc.*	268,332
7,436	LogMeIn, Inc.*	132,807
3,705	Loral Space & Communications, Inc.	215,779
16,515	LTX-Credence Corp.*	95,787
2,047	M/A-COM Technology Solutions Holdings, Inc.*	33,161
6,846	Manhattan Associates, Inc.*	478,262
7,786	ManTech International Corp., Class A	193,171
7,635	Marchex, Inc., Class B	28,860
7,428	Market Leader, Inc.*	55,264
3,423	Mattersight Corp.*	15,609
19,705	Mattson Technology, Inc.*	24,237
11,440	MAXIMUS, Inc.	832,603
7,462	MaxLinear, Inc., Class A*	43,877
9,815	Maxwell Technologies, Inc.*	85,881
5,093	Measurement Specialties, Inc.*	184,978
6,233	MeetMe, Inc.*	16,019
77,782	MEMC Electronic Materials, Inc.*	385,021
31,386	Mentor Graphics Corp.*	555,846
10,433	Mercury Systems, Inc.*	71,466
874	Mesa Laboratories, Inc.	46,374
12,476	Methode Electronics, Inc.	163,560
16,363	Micrel, Inc.	172,139
29,941	Microsemi Corp.*	617,683
2,871	MicroStrategy, Inc., Class A*	292,497
3,846	Millennial Media, Inc.*	36,037
12,173	Mindspeed Technologies, Inc.*	54,170
17,704	MKS Instruments, Inc.	480,487
13,295	ModusLink Global Solutions, Inc.*	38,290
7,231	MoneyGram International, Inc.*	117,215
10,282	Monolithic Power Systems, Inc.	252,834
12,323	Monotype Imaging Holdings, Inc.	258,783
40,860	Monster Worldwide, Inc.*	209,203
11,333	MoSys, Inc.*	39,326
13,231	Move, Inc.*	129,135
5,418	MTS Systems Corp.	292,572
2,953	Multi-Fineline Electronix, Inc.*	45,122
7,915	Nanometrics, Inc.*	116,746
7,576	Neonode, Inc.*	40,380
6,588	NeoPhotonics Corp.*	33,072
12,798	NETGEAR, Inc.*	435,772
12,376	Netscout Systems, Inc.*	314,722
12,876	Newport Corp.*	210,523
21,722	NIC, Inc.	384,914
3,920	Numerex Corp., Class A*	48,177
1,626	NVE Corp.*	86,113
24,608	Oclaro, Inc.*	32,729
22,688	OCZ Technology Group, Inc.*	39,250
17,646	OmniVision Technologies, Inc.*	271,925
7,605	OpenTable, Inc.*	422,838
6,424	Oplink Communications, Inc.*	98,673
6,691	OSI Systems, Inc.*	385,602
7,008	Park Electrochemical Corp.	177,302
25,571	Parkervision, Inc.*	102,028
3,007	PC Connection, Inc.	43,120
6,223	PC-Tel, Inc.	43,063
8,131	PDF Solutions, Inc.*	126,356
5,793	Pegasystems, Inc.	158,670
2,131	Peregrine Semiconductor Corp.*	21,289
10,763	Perficient, Inc.*	124,636
7,959	Pericom Semiconductor Corp.*	55,872
4,462	Pervasive Software, Inc.*	40,827
20,349	Photronics, Inc.*	135,117
14,325	Plantronics, Inc.	578,157
11,788	Plexus Corp.*	287,156
15,078	PLX Technology, Inc.*	71,621
9,564	Power Integrations, Inc.	399,871
22,605	Power-One, Inc.*	96,297
7,852	PRGX Global, Inc.*	51,038
6,491	Procera Networks, Inc.*	75,945
19,499	Progress Software Corp.*	439,117
2,134	Proofpoint, Inc.*	29,833
7,361	PROS Holdings, Inc.*	191,828
40,295	PTC, Inc.*	932,426
2,107	QAD, Inc., Class A	27,496
28,765	QLIK Technologies, Inc.*	747,890

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,633	QLogic Corp.*	$348,604
2,936	Qualys, Inc.*	34,821
78,956	Quantum Corp.*	99,485
14,833	QuickLogic Corp.*	32,039
11,015	QuinStreet, Inc.*	63,116
7,714	Radisys Corp.*	32,322
37,207	Rambus, Inc.*	209,847
13,960	RealD, Inc.*	162,494
7,367	RealNetworks, Inc.*	53,558
12,075	RealPage, Inc.*	261,545
12,041	Responsys, Inc.*	97,171
93,731	RF Micro Devices, Inc.*	432,100
4,333	Richardson Electronics Ltd.	51,823
1	Riverbed Technology, Inc.*	15
9,620	Rofin-Sinar Technologies, Inc.*	255,603
5,482	Rogers Corp.*	261,546
3,598	Rosetta Stone, Inc.*	41,665
5,733	Rubicon Technology, Inc.*	29,582
2,831	Ruckus Wireless, Inc.*	60,470
10,829	Rudolph Technologies, Inc.*	119,336
10,038	Saba Software, Inc.*	87,732
27,464	Sanmina Corp.*	281,231
4,602	Sapiens International Corp. NV	22,228
41,512	Sapient Corp.*	465,765
9,293	ScanSource, Inc.*	278,883
6,019	SciQuest, Inc.*	115,264
9,631	Seachange International, Inc.*	110,949
22,079	Semtech Corp.*	674,955
16,728	ServiceSource International, Inc.*	105,721
16,248	ShoreTel, Inc.*	65,967
11,088	Sigma Designs, Inc.*	51,559
10,762	Silicon Graphics International Corp.*	161,968
28,054	Silicon Image, Inc.*	129,329
71,685	Sonus Networks, Inc.*	175,628
9,959	Sourcefire, Inc.*	534,101
16,252	Spansion, Inc., Class A*	191,124
3,866	Spark Networks, Inc.*	27,913
4,175	SPS Commerce, Inc.*	156,103
11,415	SS&C Technologies Holdings, Inc.*	288,914
4,523	Stamps.com, Inc.*	110,316
11,945	STEC, Inc.*	57,575
10,197	STR Holdings, Inc.*	20,394
13,399	SunPower Corp.*	157,304
9,814	Super Micro Computer, Inc.*	114,824
3,475	Supertex, Inc.	78,500
16,413	Support.com, Inc.*	64,011
13,118	Sykes Enterprises, Inc.*	194,933
14,025	Symmetricom, Inc.*	69,284
2,273	Synacor, Inc.*	7,478
11,349	Synaptics, Inc.*	394,491
9,313	Synchronoss Technologies, Inc.*	280,973
8,859	SYNNEX Corp.*	337,794
5,201	Syntel, Inc.	312,892
26,350	Take-Two Interactive Software, Inc.*	385,764
10,048	Tangoe, Inc.*	137,356
5,198	TechTarget, Inc.*	25,262
5,593	Telenav, Inc.*	39,766
7,738	TeleTech Holdings, Inc.*	144,778
123,409	Tellabs, Inc.	250,520
5,587	Telular Corp.	55,647
1,817	Tessco Technologies, Inc.	41,373
17,488	Tessera Technologies, Inc.	311,986
42,020	TiVo, Inc.*	520,628
2,404	Travelzoo, Inc.*	50,652
56,792	TriQuint Semiconductor, Inc.*	266,922
2,346	Trulia, Inc.*	55,929
17,913	TTM Technologies, Inc.*	146,887
10,145	Tyler Technologies, Inc.*	572,178
3,341	Ubiquiti Networks, Inc.	46,006
8,974	Ultimate Software Group, Inc.*	881,875
9,385	Ultra Clean Holdings*	55,372
8,832	Ultratech, Inc.*	361,935
14,767	Unisys Corp.*	339,346
30,532	United Online, Inc.	180,139
13,386	Universal Display Corp.*	420,053
29,240	Unwired Planet, Inc.*	58,772
25,305	ValueClick, Inc.*	674,884
9,499	VASCO Data Security International, Inc.*	78,557
13,095	Veeco Instruments, Inc.*	417,861
16,926	Verint Systems, Inc.*	578,361
12,643	ViaSat, Inc.*	593,715
1,295	Viasystems Group, Inc.*	18,363
14,140	VirnetX Holding Corp.*	498,152
6,274	Virtusa Corp.*	131,440
4,147	Vishay Precision Group, Inc.*	58,265
11,515	Vistaprint N.V.*	403,025
6,951	Vocus, Inc.*	97,592
8,548	Volterra Semiconductor Corp.*	131,212
11,812	Web.com Group, Inc.*	201,749
17,072	WebMD Health Corp.*	377,291
12,540	Websense, Inc.*	187,975
15,458	Westell Technologies, Inc., Class A*	28,134
13,096	WEX, Inc.*	982,331
8,826	XO Group, Inc.*	80,758
2,843	Yelp, Inc.*	63,086
20,544	Zix Corp.*	77,245
5,494	Zygo Corp.*	78,674
		71,638,015
	Materials — 2.4%

9,947	A. Schulman, Inc.	311,838
5,626	A.M. Castle & Co.*	92,435
3,034	ADA-ES, Inc.*	80,613
1,406	AEP Industries, Inc.*	99,165
45,807	AK Steel Holding Corp.	171,776
8,501	AMCOL International Corp.	248,569
9,381	American Vanguard Corp.	291,092
6,728	Arabian American Development Co.*	49,518
23,417	Axiall Corp.	1,324,934
9,861	Balchem Corp.	397,694
9,911	Berry Plastics Group, Inc.*	190,489
33,864	Boise, Inc.	290,892
13,280	Buckeye Technologies, Inc.	368,254
19,183	Calgon Carbon Corp.*	327,262
17,347	Century Aluminum Co.*	140,684
2,153	Chase Corp.	40,563
33,249	Chemtura Corp.*	668,970
7,879	Clearwater Paper Corp.*	381,265
30,290	Coeur d’Alene Mines Corp.*	575,813
3,671	Deltic Timber Corp.	262,073
16,474	Eagle Materials, Inc.	1,059,443
29,172	Ferro Corp.*	149,652
16,670	Flotek Industries, Inc.*	234,047
6,502	FutureFuel Corp.	85,241
22,594	General Moly, Inc.*	65,975
20,713	Globe Specialty Metals, Inc.	295,989
17,635	Gold Reserve, Inc.*	45,851
10,056	Gold Resource Corp.	131,734
11,138	Golden Minerals Co.*	32,300
87,233	Golden Star Resources Ltd.*	137,828
49,459	Graphic Packaging Holding Co.*	366,986
2,711	GSE Holding, Inc.*	19,492
16,813	H.B. Fuller Co.	687,147

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,814	Handy & Harman Ltd.*	$29,387
3,085	Hawkins, Inc.	121,672
4,140	Haynes International, Inc.	213,210
24,553	Headwaters, Inc.*	231,044
96,142	Hecla Mining Co.	446,099
14,762	Horsehead Holding Corp.*	156,034
7,345	Innophos Holdings, Inc.	358,656
7,774	Innospec, Inc.	312,904
6,502	Kaiser Aluminum Corp.	398,182
13,615	KapStone Paper and Packaging Corp.	362,704
2,630	KMG Chemicals, Inc.	51,969
6,994	Koppers Holdings, Inc.	290,111
10,865	Kraton Performance Polymers, Inc.*	261,195
8,609	Landec Corp.*	94,785
46,342	Louisiana-Pacific Corp.*	971,792
6,323	LSB Industries, Inc.*	245,016
6,882	Materion Corp.	190,356
73,095	McEwen Mining, Inc.*	177,621
3,921	Metals USA Holdings Corp.	81,322
43,075	Midway Gold Corp.*	47,813
11,962	Minerals Technologies, Inc.	481,351
11,294	Myers Industries, Inc.	166,248
5,333	Neenah Paper, Inc.	155,724
11,227	Noranda Aluminum Holding Corp.	53,441
26,990	Olin Corp.	625,088
3,073	Olympic Steel, Inc.	63,519
10,916	OM Group, Inc.*	267,879
15,566	OMNOVA Solutions, Inc.*	124,684
14,410	P. H. Glatfelter Co.	261,542
44,005	Paramount Gold and Silver Corp.*	88,450
30,192	PolyOne Corp.	688,076
4,364	Quaker Chemical Corp.	250,537
27,297	Resolute Forest Products*	376,699
8,592	Revett Minerals, Inc.*	15,036
10,216	RTI International Metals, Inc.*	303,109
8,508	Schnitzer Steel Industries, Inc., Class A	243,414
10,518	Schweitzer-Mauduit International, Inc.	387,588
16,823	Sensient Technologies Corp.	620,937
10,379	Spartech Corp.*	102,441
5,660	Stepan Co.	346,618
39,009	Stillwater Mining Co.*	508,677
23,594	SunCoke Energy, Inc.*	389,065
7,609	Texas Industries, Inc.*	441,702
8,140	Tredegar Corp.	199,267
3,960	U.S. Silica Holdings, Inc.	97,376
1,852	UFP Technologies, Inc.*	35,040
585	United States Lime & Minerals, Inc.*	30,677
2,309	Universal Stainless & Alloy*	81,946
18,113	US Antimony Corp.*	33,871
20,711	Vista Gold Corp.*	38,315
14,855	Wausau Paper Corp.	146,619
17,606	Worthington Industries, Inc.	498,954
7,476	Zep, Inc.	111,841
9,273	Zoltek Cos., Inc.*	86,703
		22,989,890
	Telecommunication Services — 0.3%

23,828	8x8, Inc.*	144,159
3,032	Atlantic Tele-Network, Inc.	142,504
5,322	Boingo Wireless, Inc.*	32,358
9,147	Cbeyond, Inc.*	64,212
66,455	Cincinnati Bell, Inc.*	215,979
15,780	Cogent Communications Group, Inc.	396,867
13,487	Consolidated Communications Holdings, Inc.	226,582
6,966	Fairpoint Communications, Inc.*	58,166
12,428	General Communication, Inc., Class A*	105,017
3,452	Hawaiian Telcom Holdco, Inc.*	66,520
4,543	HickoryTech Corp.	42,659
5,101	IDT Corp., Class B	51,571
12,595	inContact, Inc.*	85,520
16,750	Iridium Communications, Inc.*	102,343
18,149	Leap Wireless International, Inc.*	97,097
5,119	Lumos Networks Corp.	58,459
4,781	magicJack VocalTec Ltd.*	54,743
9,466	Neutral Tandem, Inc.	32,468
5,000	NTELOS Holdings Corp.	62,400
12,045	ORBCOMM, Inc.*	53,118
16,867	Premiere Global Services, Inc.*	179,971
4,097	Primus Telecommunications Group, Inc.	45,026
8,037	Shenandoah Telecommunications Co.	115,813
19,058	Towerstream Corp.*	47,454
7,463	USA Mobility, Inc.	86,720
50,721	Vonage Holdings Corp.*	133,903
		2,701,629
	Utilities — 1.5%

12,853	ALLETE, Inc.	604,091
8,666	American DG Energy, Inc.*	19,065
6,355	American States Water Co.	336,561
2,516	Artesian Resources Corp., Class A	55,981
40,233	Atlantic Power Corp.	401,123
19,773	Avista Corp.	517,855
14,857	Black Hills Corp.	617,903
4,375	Cadiz, Inc.*	29,487
14,122	California Water Service Group	283,287
5,027	CH Energy Group, Inc.	327,408
3,228	Chesapeake Utilities Corp.	155,041
20,529	Cleco Corp.	909,435
3,636	Connecticut Water Service, Inc.	108,571
4,913	Consolidated Water Co., Ltd.	44,807
2,289	Delta Natural Gas Co., Inc.	44,727
13,492	El Paso Electric Co.	449,958
14,207	Empire District Electric Co. (The)	304,172
5,103	Genie Energy Ltd., Class B	35,823
16,882	IDACORP, Inc.	788,221
7,578	Laclede Group, Inc. (The)	308,879
7,789	MGE Energy, Inc.	418,113
5,294	Middlesex Water Co.	103,021
14,003	New Jersey Resources Corp.	623,974
9,031	Northwest Natural Gas Co.	411,362
12,263	NorthWestern Corp.	478,012
5,986	Ormat Technologies, Inc.	122,354
12,187	Otter Tail Corp.	352,082
25,444	Piedmont Natural Gas Co., Inc.	820,315
26,842	PNM Resources, Inc.	602,871
25,445	Portland General Electric Co.	755,462
4,743	SJW Corp.	125,737
10,245	South Jersey Industries, Inc.	564,909
15,539	Southwest Gas Corp.	703,917
17,068	UIL Holdings Corp.	668,383
4,634	Unitil Corp.	126,879
13,567	UNS Energy Corp.	637,920
17,367	WGL Holdings, Inc.	732,366

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,323	York Water Co.	$79,803
		14,669,875
	Total Common Stocks (Cost $417,135,554)	433,036,299

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

2,883	Firsthand Technology Value Fund, Inc.*	53,653

	Total Investment Company (Cost $51,051)	53,653

No. of Rights
	Rights — 0.0%‡
11,080	BlueLinx Holdings, Inc., expiring 03/27/13 at $1.75*^	4,647
	Total Rights (Cost $—)	4,647

Principal Amount
	U.S. Government & Agency Securities (a) — 23.7%
	Federal Farm Credit Bank
$1,854,854	0.01%, due 03/01/13	1,854,854
	Federal Home Loan Bank
96,452,421	0.00%, due 03/01/13	96,452,421
	Federal Home Loan Mortgage Corp.
107,581	0.04%, due 03/01/13	107,581
	Federal National Mortgage Association
48,226	0.01%, due 03/01/13	48,226
556,456	0.03%, due 03/01/13	556,456
	U.S. Treasury Bills
4,000,000	0.00%, due 04/04/13	3,999,622
20,000,000	0.00%, due 04/18/13	19,998,387
10,000,000	0.00%, due 05/09/13	9,998,697
50,000,000	0.00%, due 05/16/13	49,989,972
50,000,000	0.00%, due 06/06/13	49,988,414
	Total U.S. Government & Agency Securities (Cost $232,994,630)	232,994,630

	Repurchase Agreements (a)(b) — 28.6%
280,501,728	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $280,502,851	280,501,728
	Total Repurchase Agreements (Cost $280,501,728)	280,501,728

	Total Investment Securities (Cost $930,682,963) — 96.4%	946,590,957
	Other assets less liabilities — 3.6%	35,571,139
	Net Assets — 100.0%	$982,162,096

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $4,647 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $182,574,613.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,781,032
Aggregate gross unrealized depreciation	(8,987,670)
Net unrealized appreciation	$15,793,362
Federal income tax cost of investments	$930,797,595

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	2,404	03/15/13	$218,571,680	$8,632,547

Cash collateral in the amount of $10,152,160 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$247,653,169	$194,522

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	46,111,980	6,336,440

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	315,200,907	409,367

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	61,299,938	(7,078)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	12,162,216	3,698,838

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	26,155,190	9,138,884

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	319,318,774	14,425,864

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	284,712,699	11,548,141

		$45,744,978

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 39.3%
	Consumer Discretionary — 6.0%

537	American Greetings Corp., Class A	$8,699
307	American Public Education, Inc.*	11,967
444	Arbitron, Inc.	20,797
225	Arctic Cat, Inc.*	8,174
286	Big 5 Sporting Goods Corp.	4,459
20	Biglari Holdings, Inc.*	7,488
419	BJ’s Restaurants, Inc.*	12,901
212	Blue Nile, Inc.*	7,193
191	Blyth, Inc.	2,729
955	Boyd Gaming Corp.*	6,274
692	Brown Shoe Co., Inc.	11,349
1,519	Brunswick Corp.	55,352
465	Buckle, Inc. (The)	20,837
316	Buffalo Wild Wings, Inc.*	24,866
1,205	Callaway Golf Co.	8,098
194	Capella Education Co.*	6,142
866	Career Education Corp.*	2,771
457	Cato Corp. (The), Class A	11,727
285	CEC Entertainment, Inc.	8,621
400	Children’s Place Retail Stores, Inc. (The)*	18,184
628	Christopher & Banks Corp.*	3,799
474	Coinstar, Inc.*	24,264
342	Coldwater Creek, Inc.*	1,228
1,325	Corinthian Colleges, Inc.*	2,822
402	Cracker Barrel Old Country Store, Inc.	30,263
1,544	Crocs, Inc.*	23,407
431	Digital Generation, Inc.*	3,340
263	DineEquity, Inc.*	18,381
457	Dorman Products, Inc.	15,977
319	Drew Industries, Inc.	11,605
485	E.W. Scripps Co. (The), Class A*	5,243
441	Ethan Allen Interiors, Inc.	12,321
1,921	Fifth & Pacific Cos., Inc.*	34,751
863	Finish Line, Inc. (The), Class A	15,629
573	Fred’s, Inc., Class A	7,776
410	Genesco, Inc.*	24,059
362	Group 1 Automotive, Inc.	20,902
735	Harte-Hanks, Inc.	5,343
333	Haverty Furniture Cos., Inc.	6,111
540	Helen of Troy Ltd.*	20,023
438	Hibbett Sports, Inc.*	23,144
1,063	Hillenbrand, Inc.	26,245
718	Hot Topic, Inc.	7,754
1,158	Iconix Brand Group, Inc.*	27,352
656	Interval Leisure Group, Inc.	13,691
443	iRobot Corp.*	9,498
265	ITT Educational Services, Inc.*	3,652
728	Jack in the Box, Inc.*	23,048
351	JAKKS Pacific, Inc.	4,275
474	JoS. A. Bank Clothiers, Inc.*	19,671
255	Kirkland’s, Inc.*	2,968
411	K-Swiss, Inc., Class A*	1,936
890	La-Z-Boy, Inc.	16,305
363	Lincoln Educational Services Corp.	2,290
356	Lithia Motors, Inc., Class A	14,632
2,396	Live Nation Entertainment, Inc.*	25,374
461	Lumber Liquidators Holdings, Inc.*	27,287
364	M/I Homes, Inc.*	8,336
400	Maidenform Brands, Inc.*	7,676
319	Marcus Corp.	3,895
403	MarineMax, Inc.*	5,219
486	Marriott Vacations Worldwide Corp.*	20,052
812	Men’s Wearhouse, Inc. (The)	22,833
526	Meritage Homes Corp.*	21,298
162	Monarch Casino & Resort, Inc.*	1,630
499	Monro Muffler Brake, Inc.	18,488
301	Movado Group, Inc.	10,848
480	Multimedia Games Holding Co., Inc.*	8,976
484	Nutrisystem, Inc.	3,983
1,472	OfficeMax, Inc.	17,620
242	Oxford Industries, Inc.	11,764
294	Papa John’s International, Inc.*	15,291
901	Pep Boys-Manny Moe & Jack (The)*	10,028
204	Perry Ellis International, Inc.	3,309
340	PetMed Express, Inc.	4,301
1,000	Pinnacle Entertainment, Inc.*	14,000
793	Pool Corp.	36,256
2,112	Quiksilver, Inc.*	13,200
220	Red Robin Gourmet Burgers, Inc.*	9,434
1,016	Ruby Tuesday, Inc.*	7,457
266	rue21, inc.*	7,182
603	Ruth’s Hospitality Group, Inc.*	5,463
766	Ryland Group, Inc. (The)	27,361
951	Select Comfort Corp.*	19,524
950	SHFL Entertainment, Inc.*	15,067
651	Skechers U.S.A., Inc., Class A*	13,606
621	Sonic Automotive, Inc., Class A	13,873
925	Sonic Corp.*	10,443
528	Spartan Motors, Inc.	2,793
542	Stage Stores, Inc.	13,382
333	Standard Motor Products, Inc.	8,235
1,870	Standard Pacific Corp.*	15,222
467	Stein Mart, Inc.	3,974
693	Steven Madden Ltd.*	30,554
325	Sturm Ruger & Co., Inc.	17,748
393	Superior Industries International, Inc.	8,548
995	Texas Roadhouse, Inc.	19,243
411	True Religion Apparel, Inc.	10,970
721	Tuesday Morning Corp.*	6,417
255	Universal Electronics, Inc.*	4,983
368	Universal Technical Institute, Inc.	4,291
512	Vitamin Shoppe, Inc.*	26,906
322	VOXX International Corp.*	3,204
481	Winnebago Industries, Inc.*	9,322
832	Wolverine World Wide, Inc.	35,110
445	Zale Corp.*	1,749
378	Zumiez, Inc.*	8,656
		1,414,714
	Consumer Staples — 1.5%

1,398	Alliance One International, Inc.*	5,215
294	Andersons, Inc. (The)	14,430
892	B&G Foods, Inc.	26,225
142	Boston Beer Co., Inc. (The), Class A*	22,071
216	Calavo Growers, Inc.	6,080
235	Cal-Maine Foods, Inc.	9,515
650	Casey’s General Stores, Inc.	36,783
698	Central Garden and Pet Co., Class A*	6,094
1,999	Darling International, Inc.*	33,363
375	Diamond Foods, Inc.*	5,824
761	Hain Celestial Group, Inc. (The)*	41,665
275	Inter Parfums, Inc.	6,891
251	J&J Snack Foods Corp.	17,374
232	Medifast, Inc.*	5,378

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
208	Nash Finch Co.	$3,987
857	Prestige Brands Holdings, Inc.*	20,388
339	Sanderson Farms, Inc.	17,197
132	Seneca Foods Corp., Class A*	4,029
816	Snyder’s-Lance, Inc.	20,204
369	Spartan Stores, Inc.	6,148
614	TreeHouse Foods, Inc.*	35,851
251	WD-40 Co.	13,607
		358,319
	Energy — 1.8%

563	Approach Resources, Inc.*	13,934
464	Basic Energy Services, Inc.*	6,788
611	Bristow Group, Inc.	35,597
745	C&J Energy Services, Inc.*	18,029
619	Carrizo Oil & Gas, Inc.*	14,540
1,037	Cloud Peak Energy, Inc.*	17,774
760	Comstock Resources, Inc.*	10,731
217	Contango Oil & Gas Co.	8,411
336	Era Group, Inc.*	6,784
1,102	Exterran Holdings, Inc.*	27,804
216	Geospace Technologies Corp.*	21,021
245	Gulf Island Fabrication, Inc.	5,834
1,125	Gulfport Energy Corp.*	46,069
541	Hornbeck Offshore Services, Inc.*	22,993
2,039	ION Geophysical Corp.*	13,539
571	Lufkin Industries, Inc.	36,989
440	Matrix Service Co.*	6,846
514	PDC Energy, Inc.*	23,973
935	Penn Virginia Corp.	3,805
957	PetroQuest Energy, Inc.*	3,675
1,053	Pioneer Energy Services Corp.*	9,193
336	SEACOR Holdings, Inc.	23,345
840	Stone Energy Corp.*	17,178
729	Swift Energy Co.*	9,856
1,325	TETRA Technologies, Inc.*	12,230
		416,938
	Financials — 8.2%

860	Acadia Realty Trust (REIT)	23,151
309	AMERISAFE, Inc.*	10,080
731	Bank Mutual Corp.	4,181
500	Bank of the Ozarks, Inc.	19,195
297	Banner Corp.	8,824
1,325	BBCN Bancorp, Inc.	16,404
1,340	Boston Private Financial Holdings, Inc.	12,234
1,189	Brookline Bancorp, Inc.	10,820
346	Calamos Asset Management, Inc., Class A	3,868
493	Cash America International, Inc.	24,966
928	Cedar Realty Trust, Inc. (REIT)	5,327
265	City Holding Co.	10,049
1,406	Colonial Properties Trust (REIT)	30,313
674	Columbia Banking System, Inc.	13,480
672	Community Bank System, Inc.	19,401
1,537	Cousins Properties, Inc. (REIT)	14,940
1,494	CVB Financial Corp.	15,836
3,312	DiamondRock Hospitality Co. (REIT)	29,609
490	Dime Community Bancshares, Inc.	6,963
503	EastGroup Properties, Inc. (REIT)	28,575
344	eHealth, Inc.*	5,342
521	Employers Holdings, Inc.	10,946
366	Encore Capital Group, Inc.*	10,815
795	EPR Properties (REIT)	38,788
809	EZCORP, Inc., Class A*	16,730
699	Financial Engines, Inc.*	22,843
1,190	First BanCorp./Puerto Rico*	6,509
447	First Cash Financial Services, Inc.*	23,651
1,742	First Commonwealth Financial Corp.	12,664
993	First Financial Bancorp	15,223
508	First Financial Bankshares, Inc.	22,657
1,270	First Midwest Bancorp, Inc./IL	15,875
2,373	FNB Corp./PA	26,957
589	Forestar Group, Inc.*	10,260
1,225	Franklin Street Properties Corp. (REIT)	16,844
1,210	Geo Group, Inc. (The) (REIT)	41,793
453	Getty Realty Corp. (REIT)	9,006
1,221	Glacier Bancorp, Inc.	21,294
733	Government Properties Income Trust (REIT)	19,395
534	Hanmi Financial Corp.*	9,073
1,481	Healthcare Realty Trust, Inc. (REIT)	39,395
554	HFF, Inc., Class A	10,171
390	Home BancShares, Inc./AR	13,202
668	Horace Mann Educators Corp.	13,667
386	Independent Bank Corp./MA	12,232
198	Infinity Property & Casualty Corp.	11,126
1,319	Inland Real Estate Corp. (REIT)	12,742
693	Interactive Brokers Group, Inc., Class A	10,194
644	Investment Technology Group, Inc.*	7,799
1,240	Kite Realty Group Trust (REIT)	8,172
1,600	LaSalle Hotel Properties (REIT)	40,624
2,578	Lexington Realty Trust (REIT)	29,544
518	LTC Properties, Inc. (REIT)	19,979
633	MarketAxess Holdings, Inc.	24,725
930	MB Financial, Inc.	22,050
794	Meadowbrook Insurance Group, Inc.	5,582
2,301	Medical Properties Trust, Inc. (REIT)	33,411
717	Mid-America Apartment Communities, Inc. (REIT)	49,788
676	National Financial Partners Corp.*	13,290
2,056	National Penn Bancshares, Inc.	20,149
179	Navigators Group, Inc. (The)*	10,053
573	NBT Bancorp, Inc.	11,724
1,657	Northwest Bancshares, Inc.	20,696
1,721	Old National Bancorp/IN	23,234
661	Oritani Financial Corp.	9,723
546	PacWest Bancorp	14,922
566	Parkway Properties, Inc./MD (REIT)	9,571
893	Pennsylvania Real Estate Investment Trust (REIT)	16,119
554	Pinnacle Financial Partners, Inc.*	12,027
276	Piper Jaffray Cos.*	10,645
287	Portfolio Recovery Associates, Inc.*	33,557
924	Post Properties, Inc. (REIT)	44,112
1,061	PrivateBancorp, Inc.	19,003
1,043	ProAssurance Corp.	48,906
3,331	Prospect Capital Corp.	37,141
919	Provident Financial Services, Inc.	13,776
305	PS Business Parks, Inc. (REIT)	22,567
288	RLI Corp.	19,855
505	S&T Bancorp, Inc.	9,120
629	Sabra Health Care REIT, Inc. (REIT)	16,624
216	Safety Insurance Group, Inc.	10,152
216	Saul Centers, Inc. (REIT)	9,452
933	Selective Insurance Group, Inc.	20,750
283	Simmons First National Corp., Class A	7,115

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
517	Sovran Self Storage, Inc. (REIT)	$31,454
525	Sterling Bancorp/NY	5,339
302	Stewart Information Services Corp.	6,991
964	Stifel Financial Corp.*	33,297
3,165	Susquehanna Bancshares, Inc.	36,809
480	SWS Group, Inc.*	3,077
1,594	Tanger Factory Outlet Centers (REIT)	56,252
689	Texas Capital Bancshares, Inc.*	29,117
195	Tompkins Financial Corp.	8,079
586	Tower Group, Inc.	10,929
1,594	TrustCo Bank Corp NY	8,305
551	UMB Financial Corp.	25,120
1,900	Umpqua Holdings Corp.	23,845
776	United Bankshares, Inc./WV	20,176
784	United Community Banks, Inc./GA*	8,444
371	United Fire Group, Inc.	9,119
215	Universal Health Realty Income Trust (REIT)	12,279
433	Urstadt Biddle Properties, Inc., Class A (REIT)	9,149
605	ViewPoint Financial Group, Inc.	12,614
98	Virtus Investment Partners, Inc.*	16,465
1,053	Wilshire Bancorp, Inc.*	6,181
618	Wintrust Financial Corp.	22,557
219	World Acceptance Corp.*	17,235
		1,926,400
	Health Care — 4.2%

350	Abaxis, Inc.	14,847
613	Abiomed, Inc.*	9,833
682	Acorda Therapeutics, Inc.*	20,289
1,200	Affymetrix, Inc.*	4,884
591	Air Methods Corp.	26,471
1,150	Akorn, Inc.*	15,870
1,216	Align Technology, Inc.*	38,231
141	Almost Family, Inc.	2,903
525	Amedisys, Inc.*	5,932
753	AMN Healthcare Services, Inc.*	10,617
538	Amsurg Corp.*	16,248
208	Analogic Corp.	15,432
995	Arqule, Inc.*	2,448
414	Bio-Reference Labs, Inc.*	10,963
507	Cambrex Corp.*	5,836
365	Cantel Medical Corp.	11,362
876	Centene Corp.*	39,438
327	Chemed Corp.	25,241
177	Computer Programs & Systems, Inc.	9,229
483	CONMED Corp.	15,026
105	Corvel Corp.*	5,044
524	Cross Country Healthcare, Inc.*	2,987
424	CryoLife, Inc.	2,599
1,093	Cubist Pharmaceuticals, Inc.*	46,376
405	Cyberonics, Inc.*	18,529
432	Emergent Biosolutions, Inc.*	6,692
297	Ensign Group, Inc. (The)	9,302
567	Enzo Biochem, Inc.*	1,701
484	Gentiva Health Services, Inc.*	5,092
402	Greatbatch, Inc.*	10,882
875	Haemonetics Corp.*	36,094
581	Hanger, Inc.*	17,232
334	HealthStream, Inc.*	7,144
576	Healthways, Inc.*	7,402
188	Hi-Tech Pharmacal Co., Inc.	6,958
218	ICU Medical, Inc.*	12,374
331	Integra LifeSciences Holdings Corp.*	13,485
493	Invacare Corp.	7,153
283	IPC The Hospitalist Co., Inc.*	11,801
904	Kindred Healthcare, Inc.*	10,188
160	Landauer, Inc.	9,394
251	LHC Group, Inc.*	5,100
642	Luminex Corp.*	10,837
469	Magellan Health Services, Inc.*	24,182
914	Medicines Co. (The)*	29,074
378	Medidata Solutions, Inc.*	19,701
701	Meridian Bioscience, Inc.	14,861
677	Merit Medical Systems, Inc.*	8,070
506	Molina Healthcare, Inc.*	16,146
772	Momenta Pharmaceuticals, Inc.*	9,835
204	MWI Veterinary Supply, Inc.*	25,757
508	Natus Medical, Inc.*	6,452
379	Neogen Corp.*	17,745
739	NuVasive, Inc.*	13,723
563	Omnicell, Inc.*	10,145
303	Palomar Medical Technologies, Inc.*	3,345
998	PAREXEL International Corp.*	34,621
500	PharMerica Corp.*	7,165
675	Quality Systems, Inc.	12,501
992	Questcor Pharmaceuticals, Inc.	32,339
849	Salix Pharmaceuticals Ltd.*	41,474
881	Spectrum Pharmaceuticals, Inc.	10,043
206	SurModics, Inc.*	5,224
624	Symmetry Medical, Inc.*	6,508
1,119	ViroPharma, Inc.*	27,908
579	West Pharmaceutical Services, Inc.	34,983
		977,268
	Industrials — 6.1%

658	A. O. Smith Corp.	47,067
316	AAON, Inc.	7,603
678	AAR Corp.	11,912
856	ABM Industries, Inc.	19,431
1,237	Actuant Corp., Class A	37,617
667	Aegion Corp.*	16,028
323	Aerovironment, Inc.*	7,145
490	Albany International Corp., Class A	13,994
259	Allegiant Travel Co.	20,795
141	American Science & Engineering, Inc.	8,818
482	Apogee Enterprises, Inc.	12,431
714	Applied Industrial Technologies, Inc.	30,995
404	Arkansas Best Corp.	4,662
356	Astec Industries, Inc.	12,677
451	Atlas Air Worldwide Holdings, Inc.*	21,283
430	AZZ, Inc.	19,204
799	Barnes Group, Inc.	21,261
750	Belden, Inc.	37,770
781	Brady Corp., Class A	26,593
807	Briggs & Stratton Corp.	19,739
236	CDI Corp.	3,885
296	CIRCOR International, Inc.	12,337
633	Comfort Systems USA, Inc.	7,900
139	Consolidated Graphics, Inc.*	5,365
272	Cubic Corp.	11,353
794	Curtiss-Wright Corp.	27,560
489	Dolan Co. (The)*	1,423
553	Dycom Industries, Inc.*	11,585
1,129	EMCOR Group, Inc.	43,546
316	Encore Wire Corp.	10,330
823	EnerSys*	33,644
281	Engility Holdings, Inc.*	5,302
352	EnPro Industries, Inc.*	16,379

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
452	ESCO Technologies, Inc.	$18,333
224	Exponent, Inc.*	11,261
1,057	Federal Signal Corp.*	8,245
499	Forward Air Corp.	18,822
327	Franklin Electric Co., Inc.	21,278
325	G&K Services, Inc., Class A	13,543
1,027	GenCorp, Inc.*	12,375
488	Gibraltar Industries, Inc.*	8,369
774	Griffon Corp.	8,723
1,150	Healthcare Services Group, Inc.	27,715
779	Heartland Express, Inc.	10,571
278	Heidrick & Struggles International, Inc.	3,781
603	Hub Group, Inc., Class A*	22,751
926	II-VI, Inc.*	16,048
375	Insperity, Inc.	10,631
974	Interface, Inc.	17,834
491	John Bean Technologies Corp.	9,049
451	Kaman Corp.	15,740
545	Kaydon Corp.	13,630
459	Kelly Services, Inc., Class A	8,106
1,001	Knight Transportation, Inc.	15,676
825	Korn/Ferry International*	15,271
216	Lindsay Corp.	18,457
288	Lydall, Inc.*	4,337
644	Mobile Mini, Inc.*	17,337
770	Moog, Inc., Class A*	34,619
477	Mueller Industries, Inc.	25,367
83	National Presto Industries, Inc.	6,307
868	Navigant Consulting, Inc.*	11,050
321	NCI Building Systems, Inc.*	5,248
1,199	Old Dominion Freight Line, Inc.*	43,104
740	On Assignment, Inc.*	16,176
1,010	Orbital Sciences Corp.*	14,928
461	Orion Marine Group, Inc.*	4,389
154	Powell Industries, Inc.*	8,964
627	Quanex Building Products Corp.	12,484
704	Resources Connection, Inc.	8,596
681	Simpson Manufacturing Co., Inc.	19,817
870	SkyWest, Inc.	12,180
216	Standex International Corp.	11,625
626	Teledyne Technologies, Inc.*	46,061
315	Tennant Co.	14,701
1,084	Tetra Tech, Inc.*	31,284
810	Titan International, Inc.	17,099
997	Toro Co. (The)	44,965
682	TrueBlue, Inc.*	13,224
254	UniFirst Corp.	21,219
683	United Stationers, Inc.	24,725
336	Universal Forest Products, Inc.	13,635
344	Viad Corp.	9,446
334	Vicor Corp.*	1,764
475	Watts Water Technologies, Inc., Class A	22,297
		1,430,791
	Information Technology — 7.1%

1,250	3D Systems Corp.*	46,182
598	Advanced Energy Industries, Inc.*	10,788
240	Agilysys, Inc.*	2,210
454	Anixter International, Inc.	31,290
1,924	Arris Group, Inc.*	33,381
543	ATMI, Inc.*	11,892
515	Avid Technology, Inc.*	3,569
243	Badger Meter, Inc.	12,335
179	Bel Fuse, Inc., Class B	2,982
941	Benchmark Electronics, Inc.*	16,392
281	Black Box Corp.	6,817
767	Blackbaud, Inc.	21,323
692	Blucora, Inc.*	10,726
634	Bottomline Technologies (de), Inc.*	17,200
1,126	Brooks Automation, Inc.	11,384
394	Cabot Microelectronics Corp.	13,463
387	CACI International, Inc., Class A*	19,640
755	Cardtronics, Inc.*	19,902
381	CEVA, Inc.*	5,765
689	Checkpoint Systems, Inc.*	8,172
1,136	CIBER, Inc.*	5,055
1,111	Cirrus Logic, Inc.*	26,708
678	Cognex Corp.	27,927
407	Coherent, Inc.	23,508
386	Cohu, Inc.	3,883
550	comScore, Inc.*	8,767
295	Comtech Telecommunications Corp.	7,900
572	CSG Systems International, Inc.*	11,103
573	CTS Corp.	5,615
528	Cymer, Inc.*	52,209
631	Daktronics, Inc.	6,443
725	Dealertrack Technologies, Inc.*	21,380
850	Dice Holdings, Inc.*	8,194
447	Digi International, Inc.*	4,407
603	Digital River, Inc.*	8,587
609	Diodes, Inc.*	12,137
370	DSP Group, Inc.*	2,679
318	DTS, Inc.*	6,328
544	Ebix, Inc.	8,720
424	Electro Scientific Industries, Inc.	4,668
790	Electronics for Imaging, Inc.*	18,217
1,503	Entropic Communications, Inc.*	6,628
542	EPIQ Systems, Inc.	6,742
780	Exar Corp.*	9,165
442	ExlService Holdings, Inc.*	13,379
288	FARO Technologies, Inc.*	12,197
647	FEI Co.	40,981
246	Forrester Research, Inc.	6,755
2,020	GT Advanced Technologies, Inc.*	5,777
1,965	Harmonic, Inc.*	11,181
637	Heartland Payment Systems, Inc.	19,811
537	Higher One Holdings, Inc.*	4,801
460	Hittite Microwave Corp.*	29,817
518	iGATE Corp.*	9,899
756	Insight Enterprises, Inc.*	14,530
253	Interactive Intelligence Group, Inc.*	10,527
952	Intermec, Inc.*	9,425
398	Intevac, Inc.*	1,902
897	Ixia*	18,191
732	j2 Global, Inc.	26,118
1,046	Kopin Corp.*	3,368
1,274	Kulicke & Soffa Industries, Inc.*	13,785
416	Liquidity Services, Inc.*	14,165
371	Littelfuse, Inc.	24,549
853	LivePerson, Inc.*	12,343
379	LogMeIn, Inc.*	6,769
337	Manhattan Associates, Inc.*	23,543
579	MAXIMUS, Inc.	42,140
260	Measurement Specialties, Inc.*	9,443
547	Mercury Systems, Inc.*	3,747
598	Methode Electronics, Inc.	7,840
798	Micrel, Inc.	8,395
1,533	Microsemi Corp.*	31,626
151	MicroStrategy, Inc., Class A*	15,384
893	MKS Instruments, Inc.	24,236

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
536	Monolithic Power Systems, Inc.	$13,180
628	Monotype Imaging Holdings, Inc.	13,188
266	MTS Systems Corp.	14,364
361	Nanometrics, Inc.*	5,325
650	NETGEAR, Inc.*	22,132
610	Netscout Systems, Inc.*	15,512
650	Newport Corp.*	10,627
998	NIC, Inc.	17,685
386	OpenTable, Inc.*	21,462
325	Oplink Communications, Inc.*	4,992
319	OSI Systems, Inc.*	18,384
328	Park Electrochemical Corp.	8,298
295	PC-Tel, Inc.	2,041
562	Perficient, Inc.*	6,508
363	Pericom Semiconductor Corp.*	2,548
595	Plexus Corp.*	14,494
492	Power Integrations, Inc.	20,571
331	Procera Networks, Inc.*	3,873
982	Progress Software Corp.*	22,115
436	QuinStreet, Inc.*	2,498
390	Radisys Corp.*	1,634
477	Rofin-Sinar Technologies, Inc.*	12,674
282	Rogers Corp.*	13,454
291	Rubicon Technology, Inc.*	1,502
549	Rudolph Technologies, Inc.*	6,050
469	ScanSource, Inc.*	14,075
568	Sigma Designs, Inc.*	2,641
511	Sourcefire, Inc.*	27,405
238	Stamps.com, Inc.*	5,805
655	STR Holdings, Inc.*	1,310
447	Super Micro Computer, Inc.*	5,230
177	Supertex, Inc.	3,998
661	Sykes Enterprises, Inc.*	9,822
694	Symmetricom, Inc.*	3,428
559	Synaptics, Inc.*	19,431
460	Synchronoss Technologies, Inc.*	13,878
450	SYNNEX Corp.*	17,159
1,540	Take-Two Interactive Software, Inc.*	22,546
383	TeleTech Holdings, Inc.*	7,166
887	Tessera Technologies, Inc.	15,824
2,823	TriQuint Semiconductor, Inc.*	13,268
890	TTM Technologies, Inc.*	7,298
446	Tyler Technologies, Inc.*	25,154
459	Ultratech, Inc.*	18,810
1,544	United Online, Inc.	9,110
489	VASCO Data Security International, Inc.*	4,044
665	Veeco Instruments, Inc.*	21,220
680	ViaSat, Inc.*	31,933
342	Virtusa Corp.*	7,165
425	Volterra Semiconductor Corp.*	6,524
619	Websense, Inc.*	9,279
417	XO Group, Inc.*	3,816
		1,681,457
	Materials — 2.6%

497	A. Schulman, Inc.	15,581
282	A.M. Castle & Co.*	4,633
2,307	AK Steel Holding Corp.	8,651
429	AMCOL International Corp.	12,544
405	American Vanguard Corp.	12,567
499	Balchem Corp.	20,125
657	Buckeye Technologies, Inc.	18,219
968	Calgon Carbon Corp.*	16,514
871	Century Aluminum Co.*	7,064
394	Clearwater Paper Corp.*	19,066
185	Deltic Timber Corp.	13,207
789	Eagle Materials, Inc.	50,741
1,083	Globe Specialty Metals, Inc.	15,476
847	H.B. Fuller Co.	34,617
156	Hawkins, Inc.	6,153
209	Haynes International, Inc.	10,763
1,207	Headwaters, Inc.*	11,358
369	Innophos Holdings, Inc.	18,018
285	Kaiser Aluminum Corp.	17,453
651	KapStone Paper and Packaging Corp.	17,343
349	Koppers Holdings, Inc.	14,476
548	Kraton Performance Polymers, Inc.*	13,174
319	LSB Industries, Inc.*	12,361
347	Materion Corp.	9,598
527	Myers Industries, Inc.	7,757
269	Neenah Paper, Inc.	7,855
156	Olympic Steel, Inc.	3,225
550	OM Group, Inc.*	13,497
727	P. H. Glatfelter Co.	13,195
1,512	PolyOne Corp.	34,458
222	Quaker Chemical Corp.	12,745
515	RTI International Metals, Inc.*	15,280
527	Schweitzer-Mauduit International, Inc.	19,420
282	Stepan Co.	17,270
1,983	Stillwater Mining Co.*	25,858
1,187	SunCoke Energy, Inc.*	19,574
352	Texas Industries, Inc.*	20,434
409	Tredegar Corp.	10,012
787	Wausau Paper Corp.	7,768
380	Zep, Inc.	5,685
		613,735
	Telecommunication Services — 0.2%

159	Atlantic Tele-Network, Inc.	7,473
506	Cbeyond, Inc.*	3,552
3,385	Cincinnati Bell, Inc.*	11,001
552	General Communication, Inc., Class A*	4,664
252	Lumos Networks Corp.	2,878
262	NTELOS Holdings Corp.	3,270
372	USA Mobility, Inc.	4,323
		37,161
	Utilities — 1.6%

593	ALLETE, Inc.	27,871
326	American States Water Co.	17,265
1,014	Avista Corp.	26,557
254	CH Energy Group, Inc.	16,543
681	El Paso Electric Co.	22,711
356	Laclede Group, Inc. (The)	14,511
708	New Jersey Resources Corp.	31,548
456	Northwest Natural Gas Co.	20,771
632	NorthWestern Corp.	24,635
1,223	Piedmont Natural Gas Co., Inc.	39,430
531	South Jersey Industries, Inc.	29,279
783	Southwest Gas Corp.	35,470
858	UIL Holdings Corp.	33,599
702	UNS Energy Corp.	33,008
		373,198
	Total Common Stocks (Cost $8,147,352)	9,229,981

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.4%
	Federal Farm Credit Bank
$54,732	0.01%, due 03/01/13	$54,732
	Federal Home Loan Bank
2,846,039	0.00%, due 03/01/13	2,846,039
	Federal Home Loan Mortgage Corp.
3,174	0.04%, due 03/01/13	3,174
	Federal National Mortgage Association
1,423	0.01%, due 03/01/13	1,423
16,419	0.03%, due 03/01/13	16,419
	U.S. Treasury Bills
1,000,000	0.00%, due 04/18/13	999,927
3,000,000	0.00%, due 05/16/13	2,999,411
	Total U.S. Government & Agency Securities (Cost $6,921,125)	6,921,125

	Repurchase Agreements (a)(b) — 31.9%
7,513,923	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $7,513,953	7,513,923
	Total Repurchase Agreements (Cost $7,513,923)	7,513,923

	Total Investment Securities (Cost $22,582,400) — 100.6%	23,665,029
	Liabilities in excess of other assets — (0.6%)	(130,093)
	Net Assets — 100.0%	$23,534,936

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $8,273,172.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,416,979
Aggregate gross unrealized depreciation	(812,586)
Net unrealized appreciation	$604,393
Federal income tax cost of investments	$23,060,636

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$10,406,047	$18,700

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	8,546,449	(19,673)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	86,254	152

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	65,598	104

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	2,797,616	293,940

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	15,936,797	78,929

		$372,152

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 42.7%
	Consumer Discretionary — 4.9%

755	Abercrombie & Fitch Co., Class A	$35,206
3,439	Amazon.com, Inc.*	908,825
949	Apollo Group, Inc., Class A*	16,010
370	AutoNation, Inc.*	16,195
350	AutoZone, Inc.*	133,052
2,175	Bed Bath & Beyond, Inc.*	123,431
2,534	Best Buy Co., Inc.	41,583
1,111	BorgWarner, Inc.*	82,669
2,048	Cablevision Systems Corp., Class A	28,651
2,171	CarMax, Inc.*	83,388
4,231	Carnival Corp.	151,343
5,607	CBS Corp. (Non-Voting), Class B	243,288
299	Chipotle Mexican Grill, Inc.*	94,720
2,692	Coach, Inc.	130,104
25,215	Comcast Corp., Class A	1,003,305
2,650	D.R. Horton, Inc.	59,095
1,220	Darden Restaurants, Inc.	56,449
2,802	Delphi Automotive plc*	117,264
5,733	DIRECTV*	276,159
2,267	Discovery Communications, Inc., Class A*	166,239
2,492	Dollar General Corp.*	115,479
2,156	Dollar Tree, Inc.*	97,419
883	Expedia, Inc.	56,371
909	Family Dollar Stores, Inc.	52,313
36,179	Ford Motor Co.	456,217
513	Fossil, Inc.*	52,721
1,150	GameStop Corp., Class A	28,819
2,180	Gannett Co., Inc.	43,753
2,821	Gap, Inc. (The)	92,867
1,036	Garmin Ltd.	35,576
1,472	Genuine Parts Co.	104,556
2,324	Goodyear Tire & Rubber Co. (The)*	30,166
2,574	H&R Block, Inc.	63,990
2,147	Harley-Davidson, Inc.	112,997
644	Harman International Industries, Inc.	27,338
1,097	Hasbro, Inc.	43,902
14,188	Home Depot, Inc. (The)	971,878
2,525	International Game Technology	40,248
4,093	Interpublic Group of Cos., Inc. (The)	52,309
1,352	J.C. Penney Co., Inc.	23,755
6,489	Johnson Controls, Inc.	204,209
2,008	Kohl’s Corp.	92,569
1,341	Leggett & Platt, Inc.	41,008
1,558	Lennar Corp., Class A	60,123
2,271	Limited Brands, Inc.	103,376
10,672	Lowe’s Cos., Inc.	407,137
3,751	Macy’s, Inc.	154,166
2,335	Marriott International, Inc., Class A	92,116
3,256	Mattel, Inc.	132,682
9,527	McDonald’s Corp.	913,639
527	Netflix, Inc.*	99,118
2,729	Newell Rubbermaid, Inc.	63,695
19,133	News Corp., Class A	551,030
6,926	NIKE, Inc., Class B	377,190
1,443	Nordstrom, Inc.	78,239
2,507	Omnicom Group, Inc.	144,228
1,088	O’Reilly Automotive, Inc.*	110,693
1,020	PetSmart, Inc.	66,412
473	priceline.com, Inc.*	325,225
3,226	PulteGroup, Inc.*	61,875
741	PVH Corp.	90,291
582	Ralph Lauren Corp.	100,960
2,110	Ross Stores, Inc.	122,296
825	Scripps Networks Interactive, Inc., Class A	52,016
6,395	Staples, Inc.	84,286
7,056	Starbucks Corp.	386,810
1,860	Starwood Hotels & Resorts Worldwide, Inc.	112,214
6,175	Target Corp.	388,778
1,131	Tiffany & Co.	75,958
2,864	Time Warner Cable, Inc.	247,421
8,985	Time Warner, Inc.	477,732
6,920	TJX Cos., Inc.	311,192
1,040	TripAdvisor, Inc.*	47,278
1,038	Urban Outfitters, Inc.*	42,060
836	VF Corp.	134,813
4,384	Viacom, Inc., Class B	256,289
16,816	Walt Disney Co. (The)	917,985
43	Washington Post Co. (The), Class B	17,137
739	Whirlpool Corp.	83,470
1,331	Wyndham Worldwide Corp.	80,179
754	Wynn Resorts Ltd.	88,143
4,287	Yum! Brands, Inc.	280,713
		14,746,401
	Consumer Staples — 4.6%

19,216	Altria Group, Inc.	644,697
6,249	Archer-Daniels-Midland Co.	199,093
4,101	Avon Products, Inc.	80,175
1,510	Beam, Inc.	92,155
1,438	Brown-Forman Corp., Class B	94,362
1,701	Campbell Soup Co.	70,013
1,238	Clorox Co. (The)	104,004
36,602	Coca-Cola Co. (The)	1,417,229
2,560	Coca-Cola Enterprises, Inc.	91,597
4,214	Colgate-Palmolive Co.	482,208
3,867	ConAgra Foods, Inc.	131,903
1,437	Constellation Brands, Inc., Class A*	63,573
4,103	Costco Wholesale Corp.	415,593
5	Crimson Wine Group Ltd.*	43
11,830	CVS Caremark Corp.	604,750
1,758	Dean Foods Co.*	29,183
1,975	Dr. Pepper Snapple Group, Inc.	86,149
2,278	Estee Lauder Cos., Inc. (The), Class A	146,020
6,123	General Mills, Inc.	283,189
3,043	H. J. Heinz Co.	220,404
1,419	Hershey Co. (The)	118,259
1,272	Hormel Foods Corp.	47,586
1,029	J.M. Smucker Co. (The)	98,064
2,347	Kellogg Co.	141,993
3,713	Kimberly-Clark Corp.	350,062
5,621	Kraft Foods Group, Inc.	272,450
4,875	Kroger Co. (The)	142,399
3,685	Lorillard, Inc.	142,020
1,257	McCormick & Co., Inc. (Non-Voting)	84,558
1,926	Mead Johnson Nutrition Co.	144,277

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,479	Molson Coors Brewing Co., Class B	$65,387
16,863	Mondelez International, Inc., Class A	466,262
1,415	Monster Beverage Corp.*	71,358
14,678	PepsiCo, Inc.	1,112,152
15,852	Philip Morris International, Inc.	1,454,421
25,945	Procter & Gamble Co. (The)	1,976,490
3,076	Reynolds American, Inc.	134,360
2,274	Safeway, Inc.	54,258
5,578	Sysco Corp.	179,388
2,723	Tyson Foods, Inc., Class A	61,730
8,152	Walgreen Co.	333,743
15,872	Wal-Mart Stores, Inc.	1,123,420
1,637	Whole Foods Market, Inc.	140,160
		13,971,137
	Energy — 4.7%

4,742	Anadarko Petroleum Corp.	377,368
3,713	Apache Corp.	275,765
4,172	Baker Hughes, Inc.	186,989
1,991	Cabot Oil & Gas Corp.	123,382
2,341	Cameron International Corp.*	149,169
4,919	Chesapeake Energy Corp.	99,167
18,572	Chevron Corp.	2,175,710
11,519	ConocoPhillips	667,526
2,161	CONSOL Energy, Inc.	69,476
3,672	Denbury Resources, Inc.*	66,537
3,574	Devon Energy Corp.	193,925
660	Diamond Offshore Drilling, Inc.	45,989
2,204	Ensco plc, Class A	132,549
2,570	EOG Resources, Inc.	323,075
1,420	EQT Corp.	89,588
43,264	Exxon Mobil Corp.	3,874,291
2,256	FMC Technologies, Inc.*	117,109
8,806	Halliburton Co.	365,537
1,003	Helmerich & Payne, Inc.	66,459
2,820	Hess Corp.	187,530
6,001	Kinder Morgan, Inc.	222,457
6,703	Marathon Oil Corp.	224,550
3,219	Marathon Petroleum Corp.	266,791
1,752	Murphy Oil Corp.	106,662
2,755	Nabors Industries Ltd.*	46,174
4,051	National Oilwell Varco, Inc.	275,995
1,283	Newfield Exploration Co.*	29,663
2,398	Noble Corp.	85,896
1,688	Noble Energy, Inc.	187,081
7,688	Occidental Petroleum Corp.	632,953
2,547	Peabody Energy Corp.	54,913
5,938	Phillips 66	373,856
1,255	Pioneer Natural Resources Co.	157,892
1,690	QEP Resources, Inc.	51,477
1,543	Range Resources Corp.	118,502
1,178	Rowan Cos. plc, Class A*	40,747
12,597	Schlumberger Ltd.	980,676
3,316	Southwestern Energy Co.*	113,639
6,318	Spectra Energy Corp.	183,475
1,333	Tesoro Corp.	74,968
5,253	Valero Energy Corp.	239,484
6,394	Williams Cos., Inc. (The)	221,936
1,890	WPX Energy, Inc.*	26,819
		14,303,747
	Financials — 6.8%

3,224	ACE Ltd.	275,297
4,449	Aflac, Inc.	222,228
4,572	Allstate Corp. (The)	210,403
9,238	American Express Co.	574,142
14,009	American International Group, Inc.*	532,482
3,752	American Tower Corp. (REIT)	291,155
1,953	Ameriprise Financial, Inc.	134,034
3,024	Aon plc	184,736
1,381	Apartment Investment & Management Co., Class A (REIT)	40,905
747	Assurant, Inc.	31,367
1,085	AvalonBay Communities, Inc. (REIT)	135,441
102,274	Bank of America Corp.	1,148,537
11,089	Bank of New York Mellon Corp. (The)	300,956
6,639	BB&T Corp.	201,560
17,309	Berkshire Hathaway, Inc., Class B*	1,768,287
1,190	BlackRock, Inc.	285,303
1,432	Boston Properties, Inc. (REIT)	148,756
5,520	Capital One Financial Corp.	281,686
2,863	CBRE Group, Inc., Class A*	69,199
10,406	Charles Schwab Corp. (The)	168,993
2,486	Chubb Corp. (The)	208,899
1,389	Cincinnati Financial Corp.	62,519
27,827	Citigroup, Inc.	1,167,899
2,910	CME Group, Inc.	174,076
1,806	Comerica, Inc.	62,090
4,790	Discover Financial Services	184,559
2,443	E*TRADE Financial Corp.*	26,165
3,053	Equity Residential (REIT)	168,037
8,516	Fifth Third Bancorp	134,893
2,345	First Horizon National Corp.	24,927
1,309	Franklin Resources, Inc.	184,896
4,667	Genworth Financial, Inc., Class A*	39,856
4,192	Goldman Sachs Group, Inc. (The)	627,794
4,140	Hartford Financial Services Group, Inc.	97,745
4,290	HCP, Inc. (REIT)	209,695
2,464	Health Care REIT, Inc. (REIT)	158,041
6,877	Host Hotels & Resorts, Inc. (REIT)	114,640
4,511	Hudson City Bancorp, Inc.	38,434
8,118	Huntington Bancshares, Inc./OH	57,070
690	IntercontinentalExchange, Inc.*	106,826
4,214	Invesco Ltd.	112,893
36,072	JPMorgan Chase & Co.	1,764,642
8,859	KeyCorp	83,186
3,868	Kimco Realty Corp. (REIT)	84,206
1,112	Legg Mason, Inc.	31,692
2,783	Leucadia National Corp.	74,863
2,610	Lincoln National Corp.	77,099
2,951	Loews Corp.	127,218
1,154	M&T Bank Corp.	117,812
5,166	Marsh & McLennan Cos., Inc.	191,865
2,635	McGraw-Hill Cos., Inc. (The)	122,659
10,353	MetLife, Inc.	366,910
1,840	Moody’s Corp.	88,430
13,114	Morgan Stanley	295,721
1,111	NASDAQ OMX Group, Inc. (The)	35,174
2,071	Northern Trust Corp.	110,115
2,306	NYSE Euronext	85,968
3,299	People’s United Financial, Inc.	43,217

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,533	Plum Creek Timber Co., Inc. (REIT)	$74,351
5,018	PNC Financial Services Group, Inc.	313,073
2,619	Principal Financial Group, Inc.	82,787
5,279	Progressive Corp. (The)	128,596
4,374	Prologis, Inc. (REIT)	170,324
4,403	Prudential Financial, Inc.	244,675
1,368	Public Storage (REIT)	206,855
13,408	Regions Financial Corp.	102,571
2,935	Simon Property Group, Inc. (REIT)	466,254
4,385	SLM Corp.	83,183
4,411	State Street Corp.	249,619
5,113	SunTrust Banks, Inc.	141,068
2,418	T. Rowe Price Group, Inc.	172,137
901	Torchmark Corp.	50,627
3,620	Travelers Cos., Inc. (The)	291,120
17,843	U.S. Bancorp	606,305
2,611	Unum Group	63,891
2,805	Ventas, Inc. (REIT)	198,538
1,607	Vornado Realty Trust (REIT)	128,898
46,456	Wells Fargo & Co.	1,629,677
5,139	Weyerhaeuser Co. (REIT)	151,138
2,852	XL Group plc	81,681
1,748	Zions Bancorp.	42,197
		20,347,763
	Health Care — 5.2%

14,999	Abbott Laboratories	506,816
14,999	AbbVie, Inc.	553,763
1,212	Actavis, Inc.*	103,214
3,175	Aetna, Inc.	149,828
3,306	Agilent Technologies, Inc.	137,133
1,844	Alexion Pharmaceuticals, Inc.*	159,949
2,918	Allergan, Inc.	316,370
2,234	AmerisourceBergen Corp.	105,445
7,281	Amgen, Inc.	665,556
5,213	Baxter International, Inc.	352,399
1,869	Becton, Dickinson and Co.	164,584
2,245	Biogen Idec, Inc.*	373,433
13,028	Boston Scientific Corp.*	96,277
15,664	Bristol-Myers Squibb Co.	579,098
726	C.R. Bard, Inc.	71,765
3,224	Cardinal Health, Inc.	148,981
2,106	CareFusion Corp.*	68,950
4,014	Celgene Corp.*	414,165
1,384	Cerner Corp.*	121,045
2,713	Cigna Corp.	158,602
1,276	Coventry Health Care, Inc.	57,879
4,492	Covidien plc	285,557
795	DaVita HealthCare Partners, Inc.*	95,098
1,347	DENTSPLY International, Inc.	55,793
1,095	Edwards Lifesciences Corp.*	94,093
9,690	Eli Lilly & Co.	529,655
7,747	Express Scripts Holding Co.*	440,882
2,221	Forest Laboratories, Inc.*	81,733
14,379	Gilead Sciences, Inc.*	614,127
1,568	Hospira, Inc.*	46,146
1,501	Humana, Inc.	102,458
377	Intuitive Surgical, Inc.*	192,229
26,297	Johnson & Johnson	2,001,465
898	Laboratory Corp. of America Holdings*	79,563
1,633	Life Technologies Corp.*	94,926
2,240	McKesson Corp.	237,731
9,597	Medtronic, Inc.	431,481
28,847	Merck & Co., Inc.	1,232,632
3,867	Mylan, Inc.*	114,502
794	Patterson Cos., Inc.	28,854
1,089	PerkinElmer, Inc.	37,211
837	Perrigo Co.	94,723
69,864	Pfizer, Inc.	1,912,178
1,508	Quest Diagnostics, Inc.	84,704
2,924	St. Jude Medical, Inc.	119,884
2,742	Stryker Corp.	175,159
1,010	Tenet Healthcare Corp.*	39,703
3,418	Thermo Fisher Scientific, Inc.	252,248
9,693	UnitedHealth Group, Inc.	518,091
1,038	Varian Medical Systems, Inc.*	73,314
825	Waters Corp.*	76,494
2,881	WellPoint, Inc.	179,141
1,646	Zimmer Holdings, Inc.	123,384
		15,750,411
	Industrials — 4.4%

6,041	3M Co.	628,264
2,206	ADT Corp. (The)	105,645
945	Avery Dennison Corp.	38,603
6,440	Boeing Co. (The)	495,236
1,530	C.H. Robinson Worldwide, Inc.	87,241
6,205	Caterpillar, Inc.	573,156
1,007	Cintas Corp.	44,207
9,787	CSX Corp.	224,514
1,677	Cummins, Inc.	194,314
5,521	Danaher Corp.	340,094
3,717	Deere & Co.	326,464
1,699	Dover Corp.	124,622
423	Dun & Bradstreet Corp. (The)	34,094
4,382	Eaton Corp. plc	271,553
6,871	Emerson Electric Co.	389,586
1,135	Equifax, Inc.	62,561
1,983	Expeditors International of Washington, Inc.	77,040
2,559	Fastenal Co.	132,121
2,772	FedEx Corp.	292,252
474	Flowserve Corp.	76,077
1,580	Fluor Corp.	97,802
3,149	General Dynamics Corp.	214,038
99,505	General Electric Co.	2,310,506
7,433	Honeywell International, Inc.	521,053
4,046	Illinois Tool Works, Inc.	248,829
2,656	Ingersoll-Rand plc	139,838
1,583	Iron Mountain, Inc.	54,613
1,234	Jacobs Engineering Group, Inc.*	60,269
1,005	Joy Global, Inc.	63,657
893	L-3 Communications Holdings, Inc.	68,109
2,549	Lockheed Martin Corp.	224,312
3,389	Masco Corp.	65,272
2,999	Norfolk Southern Corp.	219,077
2,329	Northrop Grumman Corp.	152,969
3,350	PACCAR, Inc.	158,890
1,054	Pall Corp.	71,862
1,416	Parker Hannifin Corp.	133,784
1,995	Pentair Ltd.	106,274
1,905	Pitney Bowes, Inc.	24,955
1,381	Precision Castparts Corp.	257,681
2,023	Quanta Services, Inc.*	57,453
3,130	Raytheon Co.	170,804
2,838	Republic Services, Inc.	89,227

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,335	Robert Half International, Inc.	$47,459
1,322	Rockwell Automation, Inc.	119,429
1,330	Rockwell Collins, Inc.	79,946
934	Roper Industries, Inc.	116,386
485	Ryder System, Inc.	27,257
553	Snap-on, Inc.	44,389
7,003	Southwest Airlines Co.	81,935
1,602	Stanley Black & Decker, Inc.	126,077
815	Stericycle, Inc.*	78,175
2,674	Textron, Inc.	77,145
4,419	Tyco International Ltd.	141,452
4,464	Union Pacific Corp.	612,059
6,790	United Parcel Service, Inc., Class B	561,193
8,001	United Technologies Corp.	724,491
567	W.W. Grainger, Inc.	128,403
4,138	Waste Management, Inc.	154,430
1,763	Xylem, Inc.	48,482
		13,197,626
	Information Technology — 7.8%

6,059	Accenture plc, Class A	450,547
4,698	Adobe Systems, Inc.*	184,631
5,742	Advanced Micro Devices, Inc.*	14,298
1,684	Akamai Technologies, Inc.*	62,241
3,042	Altera Corp.	107,748
1,521	Amphenol Corp., Class A	107,778
2,860	Analog Devices, Inc.	129,329
8,926	Apple, Inc.	3,939,936
11,365	Applied Materials, Inc.	155,700
2,132	Autodesk, Inc.*	78,287
4,607	Automatic Data Processing, Inc.	282,686
1,247	BMC Software, Inc.*	49,967
4,924	Broadcom Corp., Class A	167,958
3,181	CA, Inc.	77,903
50,380	Cisco Systems, Inc.	1,050,423
1,772	Citrix Systems, Inc.*	125,635
2,849	Cognizant Technology Solutions Corp., Class A*	218,718
1,474	Computer Sciences Corp.	70,796
14,023	Corning, Inc.	176,830
13,847	Dell, Inc.	193,166
11,051	eBay, Inc.*	604,269
2,895	Electronic Arts, Inc.*	50,749
19,990	EMC Corp.*	459,970
750	F5 Networks, Inc.*	70,822
2,365	Fidelity National Information Services, Inc.	89,042
570	First Solar, Inc.*	14,734
1,267	Fiserv, Inc.*	104,033
1,424	FLIR Systems, Inc.	37,508
2,526	Google, Inc., Class A*	2,023,831
1,078	Harris Corp.	51,819
18,657	Hewlett-Packard Co.	375,752
47,218	Intel Corp.	984,495
10,079	International Business Machines Corp.	2,024,166
2,641	Intuit, Inc.	170,292
1,775	Jabil Circuit, Inc.	33,246
2,220	JDS Uniphase Corp.*	31,435
4,892	Juniper Networks, Inc.*	101,167
1,580	KLA-Tencor Corp.	86,521
1,541	Lam Research Corp.*	65,184
2,196	Linear Technology Corp.	83,975
5,251	LSI Corp.*	36,547
1,014	Mastercard, Inc., Class A	525,069
1,847	Microchip Technology, Inc.	67,360
9,656	Micron Technology, Inc.*	81,014
71,878	Microsoft Corp.	1,998,208
1,311	Molex, Inc.	36,328
2,662	Motorola Solutions, Inc.	165,603
3,400	NetApp, Inc.*	115,022
5,929	NVIDIA Corp.	75,061
35,668	Oracle Corp.	1,221,986
3,069	Paychex, Inc.	101,584
16,170	QUALCOMM, Inc.	1,061,237
1,834	Red Hat, Inc.*	93,186
2,693	SAIC, Inc.	31,831
1,240	Salesforce.com, Inc.*	209,833
2,294	SanDisk Corp.*	115,595
3,188	Seagate Technology plc	102,526
6,584	Symantec Corp.*	154,329
4,010	TE Connectivity Ltd.	160,921
1,605	Teradata Corp.*	93,186
1,783	Teradyne, Inc.*	29,883
10,635	Texas Instruments, Inc.	365,525
1,525	Total System Services, Inc.	36,234
1,473	VeriSign, Inc.*	67,463
4,947	Visa, Inc., Class A	784,792
2,080	Western Digital Corp.	98,093
5,661	Western Union Co. (The)	79,424
11,991	Xerox Corp.	97,247
2,476	Xilinx, Inc.	92,281
9,876	Yahoo!, Inc.*	210,458
		23,415,413
	Materials — 1.5%

2,020	Air Products & Chemicals, Inc.	174,407
667	Airgas, Inc.	66,887
10,127	Alcoa, Inc.	86,282
1,018	Allegheny Technologies, Inc.	31,018
1,460	Ball Corp.	64,839
980	Bemis Co., Inc.	36,593
597	CF Industries Holdings, Inc.	119,895
1,438	Cliffs Natural Resources, Inc.	36,611
11,380	Dow Chemical Co. (The)	360,974
8,848	E.I. du Pont de Nemours & Co.	423,819
1,455	Eastman Chemical Co.	101,457
2,501	Ecolab, Inc.	191,452
1,304	FMC Corp.	78,579
9,008	Freeport-McMoRan Copper & Gold, Inc.	287,535
774	International Flavors & Fragrances, Inc.	56,487
4,167	International Paper Co.	183,390
3,602	LyondellBasell Industries N.V., Class A	211,149
1,659	MeadWestvaco Corp.	59,243
5,073	Monsanto Co.	512,525
2,625	Mosaic Co. (The)	153,667
4,711	Newmont Mining Corp.	189,806
3,014	Nucor Corp.	135,781
1,561	Owens-Illinois, Inc.*	39,805
1,356	PPG Industries, Inc.	182,599
2,819	Praxair, Inc.	318,688
1,846	Sealed Air Corp.	41,000
812	Sherwin-Williams Co. (The)	131,211
1,142	Sigma-Aldrich Corp.	88,003
1,369	United States Steel Corp.	28,530
1,230	Vulcan Materials Co.	62,644
		4,454,876

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 1.3%

53,898	AT&T, Inc.	$1,935,477
5,924	CenturyLink, Inc.	205,385
2,782	Crown Castle International Corp.*	194,184
9,474	Frontier Communications Corp.	39,222
3,006	MetroPCS Communications, Inc.*	29,459
28,511	Sprint Nextel Corp.*	165,364
27,081	Verizon Communications, Inc.	1,260,079
5,581	Windstream Corp.	47,941
		3,877,111
	Utilities — 1.5%

5,859	AES Corp. (The)	68,082
1,118	AGL Resources, Inc.	44,675
2,302	Ameren Corp.	77,785
4,605	American Electric Power Co., Inc.	215,468
4,056	CenterPoint Energy, Inc.	86,920
2,504	CMS Energy Corp.	66,631
2,779	Consolidated Edison, Inc.	163,961
5,453	Dominion Resources, Inc.	305,368
1,633	DTE Energy Co.	109,084
6,683	Duke Energy Corp.	462,798
3,092	Edison International	148,509
1,687	Entergy Corp.	105,033
8,106	Exelon Corp.	251,205
3,968	FirstEnergy Corp.	156,657
739	Integrys Energy Group, Inc.	41,805
4,016	NextEra Energy, Inc.	288,630
2,939	NiSource, Inc.	81,410
2,979	Northeast Utilities	123,658
3,058	NRG Energy, Inc.	73,392
1,942	ONEOK, Inc.	87,371
2,177	Pepco Holdings, Inc.	44,171
4,080	PG&E Corp.	173,971
1,041	Pinnacle West Capital Corp.	58,233
5,520	PPL Corp.	170,126
4,801	Public Service Enterprise Group, Inc.	156,465
1,251	SCANA Corp.	61,099
2,134	Sempra Energy	165,940
8,294	Southern Co. (The)	373,313
1,932	TECO Energy, Inc.	33,327
2,183	Wisconsin Energy Corp.	90,158
4,627	Xcel Energy, Inc.	132,795
		4,418,040
	Total Common Stocks (Cost $129,244,333)	128,482,525

Principal Amount
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Farm Credit Bank
$503,749	0.01%, due 03/01/13	503,749
	Federal Home Loan Bank
26,194,962	0.00%, due 03/01/13	26,194,962
	Federal Home Loan Mortgage Corp.
29,217	0.04%, due 03/01/13	29,217
	Federal National Mortgage Association
13,097	0.01%, due 03/01/13	13,097
151,125	0.03%, due 03/01/13	151,125
	Total U.S. Government & Agency Securities (Cost $26,892,150)	26,892,150

	Repurchase Agreements (a)(b) — 52.6%
157,809,671	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $157,810,282	157,809,671
	Total Repurchase Agreements (Cost $157,809,671)	157,809,671

	Total Investment Securities (Cost $313,946,154) — 104.3%	313,184,346
	Liabilities in excess of other assets — (4.3%)	(12,999,016)
	Net Assets — 100.0%	$300,185,330

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $121,701,761.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,740,771
Aggregate gross unrealized depreciation	(3,535,898)
Net unrealized depreciation	$(795,127)
Federal income tax cost of investments	$313,979,473

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	416	03/15/13	$31,444,400	$802,809

Cash collateral in the amount of $1,756,508 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$31,379,498	$(36,450)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	15,642,540	(104,266)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12,124,389	33,163

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	29,592,854	107,287

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	16,309,889	60,922

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	112,407,590	419,871

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	11,471,078	42,847

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	511,674,195	3,129,886

		$3,653,260

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 35.3%
	Consumer Discretionary — 6.2%

11,902	Amazon.com, Inc.*	$3,145,341
6,024	Bed Bath & Beyond, Inc.*	341,862
55,681	Comcast Corp., Class A	2,215,547
15,875	DIRECTV*	764,699
3,808	Discovery Communications, Inc., Class A*	279,241
5,969	Dollar Tree, Inc.*	269,709
3,208	Expedia, Inc.	204,799
1,578	Fossil, Inc.*	162,171
5,123	Garmin Ltd.	175,924
3,789	Liberty Global, Inc., Class A*	261,024
13,528	Liberty Interactive Corp., Class A*	282,465
9,018	Mattel, Inc.	367,483
40,626	News Corp., Class A	1,170,029
3,011	O’Reilly Automotive, Inc.*	306,339
1,311	priceline.com, Inc.*	901,417
5,883	Ross Stores, Inc.	340,979
2,798	Sears Holdings Corp.*	125,910
172,357	Sirius XM Radio, Inc.	534,307
17,707	Staples, Inc.	233,378
19,539	Starbucks Corp.	1,071,128
2,899	Starz - Liberty Capital*	53,805
11,852	Viacom, Inc., Class B	692,868
7,054	Virgin Media, Inc.	327,306
2,644	Wynn Resorts Ltd.	309,084
		14,536,815
	Consumer Staples — 1.3%

11,362	Costco Wholesale Corp.	1,150,857
46,699	Mondelez International, Inc., Class A	1,291,227
4,503	Monster Beverage Corp.*	227,086
4,874	Whole Foods Market, Inc.	417,312
		3,086,482
	Health Care — 4.5%

5,106	Alexion Pharmaceuticals, Inc.*	442,894
20,163	Amgen, Inc.	1,843,100
6,217	Biogen Idec, Inc.*	1,034,136
5,390	Catamaran Corp.*	289,497
11,116	Celgene Corp.*	1,146,949
4,509	Cerner Corp.*	394,357
3,729	DENTSPLY International, Inc.	154,455
21,454	Express Scripts Holding Co.*	1,220,947
39,819	Gilead Sciences, Inc.*	1,700,669
2,312	Henry Schein, Inc.*	206,277
1,046	Intuitive Surgical, Inc.*	533,345
4,520	Life Technologies Corp.*	262,748
10,710	Mylan, Inc.*	317,123
2,468	Perrigo Co.	279,304
2,482	Regeneron Pharmaceuticals, Inc.*	414,494
5,699	Vertex Pharmaceuticals, Inc.*	266,827
		10,507,122
	Industrials — 0.7%

4,236	C.H. Robinson Worldwide, Inc.	241,537
5,493	Expeditors International of Washington, Inc.	213,403
7,786	Fastenal Co.	401,991
9,277	PACCAR, Inc.	440,008
2,258	Stericycle, Inc.*	216,588
4,383	Verisk Analytics, Inc., Class A*	256,493
		1,770,020
	Information Technology — 22.1%

29,239	Activision Blizzard, Inc.	418,118
13,009	Adobe Systems, Inc.*	511,254
4,665	Akamai Technologies, Inc.*	172,418
8,425	Altera Corp.	298,413
7,921	Analog Devices, Inc.	358,188
24,720	Apple, Inc.	10,911,408
32,517	Applied Materials, Inc.	445,483
5,900	Autodesk, Inc.*	216,648
12,756	Automatic Data Processing, Inc.	782,708
6,435	Avago Technologies Ltd.	220,206
7,206	Baidu, Inc. (ADR)*	654,017
4,073	BMC Software, Inc.*	163,205
13,455	Broadcom Corp., Class A	458,950
12,070	CA, Inc.	295,594
5,381	Check Point Software Technologies Ltd.*	282,556
139,516	Cisco Systems, Inc.	2,908,909
4,905	Citrix Systems, Inc.*	347,764
7,889	Cognizant Technology Solutions Corp., Class A*	605,639
45,583	Dell, Inc.	635,883
34,002	eBay, Inc.*	1,859,229
1,278	Equinix, Inc.*	270,361
2,078	F5 Networks, Inc.*	196,226
44,256	Facebook, Inc., Class A*	1,205,976
3,509	Fiserv, Inc.*	288,124
6,962	Google, Inc., Class A*	5,577,954
130,760	Intel Corp.	2,726,346
7,781	Intuit, Inc.	501,719
4,375	KLA-Tencor Corp.	239,575
6,081	Linear Technology Corp.	232,537
7,661	Maxim Integrated Products, Inc.	238,870
5,113	Microchip Technology, Inc.	186,471
26,738	Micron Technology, Inc.*	224,332
221,166	Microsoft Corp.	6,148,415
9,414	NetApp, Inc.*	318,476
8,210	Nuance Communications, Inc.*	151,146
16,420	NVIDIA Corp.	207,877
126,635	Oracle Corp.	4,338,515
9,552	Paychex, Inc.	316,171
44,779	QUALCOMM, Inc.	2,938,846
6,355	SanDisk Corp.*	320,228
9,919	Seagate Technology plc	318,995
18,236	Symantec Corp.*	427,452
29,453	Texas Instruments, Inc.	1,012,300
6,402	Western Digital Corp.	301,918
6,858	Xilinx, Inc.	255,598
31,078	Yahoo!, Inc.*	662,272
		52,153,290
	Materials — 0.1%

1,378	Randgold Resources Ltd. (ADR)	114,195
3,161	Sigma-Aldrich Corp.	243,586
		357,781
	Telecommunication Services — 0.4%

3,322	SBA Communications Corp., Class A*	236,261
25,624	Vodafone Group plc (ADR)	644,187
		880,448
	Total Common Stocks (Cost $87,892,702)	83,291,958

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.6%
	Federal Farm Credit Bank
$466,332	0.01%, due 03/01/13	$466,332
	Federal Home Loan Bank
24,249,266	0.00%, due 03/01/13	24,249,266
	Federal Home Loan Mortgage Corp.
27,047	0.04%, due 03/01/13	27,047
	Federal National Mortgage Association
12,125	0.01%, due 03/01/13	12,125
139,899	0.03%, due 03/01/13	139,899
	Total U.S. Government & Agency Securities (Cost $24,894,669)	24,894,669

	Repurchase Agreements (a)(b) — 34.0%
79,894,505	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $79,894,824	79,894,505
	Total Repurchase Agreements (Cost $79,894,505)	79,894,505

	Total Investment Securities (Cost $192,681,876) — 79.9%	188,081,132
	Other assets less liabilities — 20.1%	47,230,504
	Net Assets — 100.0%	$235,311,636

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $83,872,176.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,533
Aggregate gross unrealized depreciation	(5,721,902)
Net unrealized depreciation	$(4,656,369)
Federal income tax cost of investments	$192,737,501

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	25	03/15/13	$1,368,625	$38,815

Cash collateral in the amount of $297,675 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$1,932,660	$(8,308)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	125,989,875	10,988,415

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	1,512,132	(37,268)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	18,462,942	(151,721)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	11,977,676	(232,928)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	39,404,025	7,818,674

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	13,778,304	144,582

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	130,760,234	4,370,030

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	167,534,877	7,570,768

Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	109,892,351	9,306,242

		$39,768,486

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 56.8%
	Consumer Discretionary — 6.8%

15,805	Home Depot, Inc. (The)	$1,082,642
15,805	McDonald’s Corp.	1,515,700
15,805	Walt Disney Co. (The)	862,795
		3,461,137
	Consumer Staples — 5.8%

15,805	Coca-Cola Co. (The)	611,970
15,805	Procter & Gamble Co. (The)	1,204,025
15,805	Wal-Mart Stores, Inc.	1,118,678
		2,934,673
	Energy — 6.4%

15,805	Chevron Corp.	1,851,556
15,805	Exxon Mobil Corp.	1,415,338
		3,266,894
	Financials — 6.3%

15,805	American Express Co.	982,281
15,805	Bank of America Corp.	177,490
15,805	JPMorgan Chase & Co.	773,181
15,805	Travelers Cos., Inc. (The)	1,271,038
		3,203,990
	Health Care — 6.2%

15,805	Johnson & Johnson	1,202,918
15,805	Merck & Co., Inc.	675,348
15,805	Pfizer, Inc.	432,583
15,805	UnitedHealth Group, Inc.	844,777
		3,155,626
	Industrials — 12.0%

15,805	3M Co.	1,643,720
15,805	Boeing Co. (The)	1,215,404
15,805	Caterpillar, Inc.	1,459,908
15,805	General Electric Co.	366,992
15,805	United Technologies Corp.	1,431,143
		6,117,167
	Information Technology — 9.0%

15,805	Cisco Systems, Inc.	329,534
15,805	Hewlett-Packard Co.	318,313
15,805	Intel Corp.	329,534
15,805	International Business Machines Corp.	3,174,118
15,805	Microsoft Corp.	439,379
		4,590,878
	Materials — 1.7%

15,805	Alcoa, Inc.	134,659
15,805	E.I. du Pont de Nemours & Co.	757,059
		891,718
	Telecommunication Services — 2.6%

15,805	AT&T, Inc.	567,557
15,805	Verizon Communications, Inc.	735,407
		1,302,964
	Total Common Stocks (Cost $27,837,721)	28,925,047

Principal Amount
	U.S. Government & Agency Securities (a) — 6.2%
	Federal Farm Credit Bank
$59,283	0.01%, due 03/01/13	59,283
	Federal Home Loan Bank
3,082,735	0.00%, due 03/01/13	3,082,735
	Federal Home Loan Mortgage Corp.
3,438	0.04%, due 03/01/13	3,438
	Federal National Mortgage Association
1,541	0.01%, due 03/01/13	1,541
17,785	0.03%, due 03/01/13	17,785
	Total U.S. Government & Agency Securities (Cost $3,164,782)	3,164,782

	Repurchase Agreements (a)(b) — 25.8%
13,143,564	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $13,143,616	13,143,564
	Total Repurchase Agreements (Cost $13,143,564)	13,143,564

	Total Investment Securities (Cost $44,146,067) — 88.8%	45,233,393
	Other assets less liabilities — 11.2%	5,706,411
	Net Assets — 100.0%	$50,939,804

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $28,786,449.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,218,625
Aggregate gross unrealized depreciation	(131,299)
Net unrealized appreciation	$1,087,326
Federal income tax cost of investments	$44,146,067

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	111	03/15/13	$7,786,095	$299,176

Cash collateral in the amount of $330,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$994,110	$(4,574)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	5,727,304	657,940

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	5,010,773	35,945

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	5,359,520	378,067

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	7,851,007	416,145

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	5,735,898	1,279,939

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	8,542,231	564,334

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	59,282,295	341,085

Swap Agreement with Morgan Stanley & Co. International plc, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	17,583,618	72,323

		$3,741,204

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 52.1%
	Consumer Discretionary — 6.5%

910	Aaron’s, Inc.	$24,834
949	Advance Auto Parts, Inc.	72,447
1,013	Aeropostale, Inc.*	13,189
743	AMC Networks, Inc., Class A*	42,648
2,333	American Eagle Outfitters, Inc.	48,246
626	Ann, Inc.*	17,709
1,631	Ascena Retail Group, Inc.*	27,384
531	Bally Technologies, Inc.*	25,355
489	Barnes & Noble, Inc.*	7,697
753	Big Lots, Inc.*	25,075
364	Bob Evans Farms, Inc.	14,815
947	Brinker International, Inc.	31,611
598	Cabela’s, Inc.*	30,253
658	Carter’s, Inc.*	37,118
646	Cheesecake Factory, Inc. (The)	22,377
2,154	Chico’s FAS, Inc.	36,575
1,323	Cinemark Holdings, Inc.	36,779
456	Deckers Outdoor Corp.*	18,395
739	DeVry, Inc.	22,155
1,270	Dick’s Sporting Goods, Inc.	63,500
928	DreamWorks Animation SKG, Inc., Class A*	15,405
1,951	Foot Locker, Inc.	66,705
1,848	Gentex Corp.	34,650
793	Guess?, Inc.	21,958
1,266	Hanesbrands, Inc.*	50,184
470	HSN, Inc.	25,145
331	International Speedway Corp., Class A	9,976
951	Jarden Corp.*	59,067
607	John Wiley & Sons, Inc., Class A	22,204
1,053	KB Home	19,681
715	Lamar Advertising Co., Class A*	33,062
519	Life Time Fitness, Inc.*	21,871
3,846	LKQ Corp.*	81,497
356	Matthews International Corp., Class A	11,748
504	MDC Holdings, Inc.	19,369
467	Meredith Corp.	19,623
751	Mohawk Industries, Inc.*	79,621
1,576	New York Times Co. (The), Class A*	15,240
59	NVR, Inc.*	59,543
3,691	Office Depot, Inc.*	14,875
366	Panera Bread Co., Class A*	58,908
831	Polaris Industries, Inc.	72,604
745	Regis Corp.	13,425
762	Rent-A-Center, Inc.	27,645
1,313	Saks, Inc.*	14,968
341	Scholastic Corp.	10,264
682	Scientific Games Corp., Class A*	6,138
2,753	Service Corp. International	42,782
1,048	Signet Jewelers Ltd.	64,159
877	Sotheby’s	33,528
153	Strayer Education, Inc.	7,511
771	Tempur-Pedic International, Inc.*	31,665
569	Thor Industries, Inc.	21,389
1,937	Toll Brothers, Inc.*	66,090
911	Tractor Supply Co.	94,735
716	Tupperware Brands Corp.	56,013
1,003	Under Armour, Inc., Class A*	49,428
508	Valassis Communications, Inc.	13,965
3,644	Wendy’s Co. (The)	20,734
1,116	Williams-Sonoma, Inc.	50,666
707	WMS Industries, Inc.*	17,703
		2,073,906
	Consumer Staples — 1.8%

1,808	Church & Dwight Co., Inc.	112,024
801	Energizer Holdings, Inc.	73,636
1,484	Flowers Foods, Inc.	41,819
1,594	Green Mountain Coffee Roasters, Inc.*	76,129
638	Harris Teeter Supermarkets, Inc.	27,434
1,582	Hillshire Brands Co. (The)	51,257
991	Ingredion, Inc.	65,604
251	Lancaster Colony Corp.	18,366
423	Post Holdings, Inc.*	16,353
1,616	Smithfield Foods, Inc.*	35,940
2,763	SUPERVALU, Inc.	10,969
265	Tootsie Roll Industries, Inc.	7,441
638	United Natural Foods, Inc.*	32,296
303	Universal Corp.	16,904
		586,172
	Energy — 3.2%

2,854	Alpha Natural Resources, Inc.*	22,775
2,748	Arch Coal, Inc.	14,372
737	Atwood Oceanics, Inc.*	37,698
623	Bill Barrett Corp.*	11,245
254	CARBO Ceramics, Inc.	23,063
1,120	Cimarex Energy Co.	75,387
980	Dresser-Rand Group, Inc.*	60,427
471	Dril-Quip, Inc.*	38,730
934	Energen Corp.	43,188
1,532	Forest Oil Corp.*	8,886
1,268	Helix Energy Solutions Group, Inc.*	29,684
2,622	HollyFrontier Corp.	147,356
764	Northern Oil and Gas, Inc.*	10,475
1,397	Oceaneering International, Inc.	88,835
711	Oil States International, Inc.*	54,143
1,933	Patterson-UTI Energy, Inc.	45,116
1,670	Plains Exploration & Production Co.*	75,768
1,544	Quicksilver Resources, Inc.*	2,872
680	Rosetta Resources, Inc.*	33,102
855	SM Energy Co.	49,487
2,041	Superior Energy Services, Inc.*	53,985
644	Tidewater, Inc.	30,481
559	Unit Corp.*	25,423
933	World Fuel Services Corp.	35,482
		1,017,980
	Financials — 12.1%

670	Affiliated Managers Group, Inc.*	97,974
555	Alexander & Baldwin, Inc.*	19,553
825	Alexandria Real Estate Equities, Inc. (REIT)	58,690
220	Alleghany Corp.*	83,131
1,354	American Campus Communities, Inc. (REIT)	61,201
981	American Financial Group, Inc./OH	43,125
2,648	Apollo Investment Corp.	23,011
1,610	Arthur J. Gallagher & Co.	61,953
919	Aspen Insurance Holdings Ltd.	32,955
2,221	Associated Banc-Corp	31,960
1,057	Astoria Financial Corp.	10,337
1,075	BancorpSouth, Inc.	16,447
581	Bank of Hawaii Corp.	28,115
2,172	BioMed Realty Trust, Inc. (REIT)	45,873

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
995	BRE Properties, Inc. (REIT)	$48,367
1,526	Brown & Brown, Inc.	45,780
1,088	Camden Property Trust (REIT)	75,224
948	Cathay General Bancorp	18,477
1,129	CBOE Holdings, Inc.	40,554
613	City National Corp./CA	34,825
1,009	Commerce Bancshares, Inc./MO	38,433
1,046	Corporate Office Properties Trust (REIT)	27,060
1,295	Corrections Corp. of America (REIT)	49,663
796	Cullen/Frost Bankers, Inc.	48,206
4,026	Duke Realty Corp. (REIT)	65,060
1,816	East West Bancorp, Inc.	44,674
1,491	Eaton Vance Corp.	56,941
799	Equity One, Inc. (REIT)	18,784
473	Essex Property Trust, Inc. (REIT)	70,472
670	Everest Re Group Ltd.	83,489
1,326	Extra Space Storage, Inc. (REIT)	49,645
837	Federal Realty Investment Trust (REIT)	88,898
1,211	Federated Investors, Inc., Class B	28,119
2,741	Fidelity National Financial, Inc., Class A	68,361
1,380	First American Financial Corp.	33,520
4,564	First Niagara Financial Group, Inc.	37,334
1,419	FirstMerit Corp.	21,455
2,577	Fulton Financial Corp.	29,249
341	Greenhill & Co., Inc.	20,726
1,098	Hancock Holding Co.	33,160
577	Hanover Insurance Group, Inc. (The)	24,626
1,311	HCC Insurance Holdings, Inc.	52,440
1,016	Highwoods Properties, Inc. (REIT)	37,084
664	Home Properties, Inc. (REIT)	41,447
1,600	Hospitality Properties Trust (REIT)	42,720
704	International Bancshares Corp.	14,256
2,423	Janus Capital Group, Inc.	22,437
570	Jones Lang LaSalle, Inc.	55,085
702	Kemper Corp.	22,211
964	Kilroy Realty Corp. (REIT)	50,861
1,531	Liberty Property Trust (REIT)	59,387
1,768	Macerich Co. (The) (REIT)	106,274
1,076	Mack-Cali Realty Corp. (REIT)	30,537
469	Mercury General Corp.	18,230
1,580	MSCI, Inc.*	52,345
1,424	National Retail Properties, Inc. (REIT)	49,057
5,684	New York Community Bancorp, Inc.	76,734
3,123	Old Republic International Corp.	37,507
1,450	Omega Healthcare Investors, Inc. (REIT)	40,586
523	Potlatch Corp. (REIT)	23,017
604	Primerica, Inc.	19,008
570	Prosperity Bancshares, Inc.	26,300
1,025	Protective Life Corp.	32,718
1,444	Raymond James Financial, Inc.	63,363
1,595	Rayonier, Inc. (REIT)	89,113
2,312	Realty Income Corp. (REIT)	105,543
1,170	Regency Centers Corp. (REIT)	60,700
956	Reinsurance Group of America, Inc.	54,970
1,746	SEI Investments Co.	49,359
2,416	Senior Housing Properties Trust (REIT)	60,617
597	Signature Bank/NY*	44,339
1,170	SL Green Realty Corp. (REIT)	95,495
572	StanCorp Financial Group, Inc.	22,771
576	SVB Financial Group*	38,627
10,181	Synovus Financial Corp.	25,860
799	Taubman Centers, Inc. (REIT)	61,299
2,114	TCF Financial Corp.	29,046
838	Trustmark Corp.	19,190
3,238	UDR, Inc. (REIT)	77,259
2,557	Valley National Bancorp	25,647
1,423	W. R. Berkley Corp.	59,055
1,107	Waddell & Reed Financial, Inc., Class A	45,409
1,375	Washington Federal, Inc.	24,131
1,039	Webster Financial Corp.	22,879
1,445	Weingarten Realty Investors (REIT)	44,289
354	Westamerica Bancorp.	15,665
		3,860,294
	Health Care — 5.0%

2,219	Allscripts Healthcare Solutions, Inc.*	28,226
261	Bio-Rad Laboratories, Inc., Class A*	32,155
629	Charles River Laboratories International, Inc.*	25,625
1,180	Community Health Systems, Inc.	49,867
620	Cooper Cos., Inc. (The)	65,757
708	Covance, Inc.*	47,146
1,477	Endo Health Solutions, Inc.*	45,787
3,318	Health Management Associates, Inc., Class A*	36,465
1,052	Health Net, Inc.*	27,078
1,138	Henry Schein, Inc.*	101,532
787	Hill-Rom Holdings, Inc.	25,798
1,125	HMS Holdings Corp.*	32,614
3,453	Hologic, Inc.*	75,379
708	IDEXX Laboratories, Inc.*	65,221
638	LifePoint Hospitals, Inc.*	28,129
674	Masimo Corp.	13,379
644	MEDNAX, Inc.*	55,139
397	Mettler-Toledo International, Inc.*	84,482
1,355	Omnicare, Inc.	50,487
821	Owens & Minor, Inc.	24,999
975	Regeneron Pharmaceuticals, Inc.*	162,825
1,851	ResMed, Inc.	82,351
757	STERIS Corp.	29,523
449	Techne Corp.	30,528
530	Teleflex, Inc.	42,379
761	Thoratec Corp.*	26,795
612	United Therapeutics Corp.*	36,604
1,145	Universal Health Services, Inc., Class B	66,284
1,137	VCA Antech, Inc.*	24,969
2,806	Vertex Pharmaceuticals, Inc.*	131,377
559	WellCare Health Plans, Inc.*	31,969
		1,580,869
	Industrials — 9.1%

551	Acuity Brands, Inc.	37,540
1,400	AECOM Technology Corp.*	42,434
1,256	AGCO Corp.	64,659
910	Alaska Air Group, Inc.*	46,910
423	Alliant Techsystems, Inc.	27,833
3,145	AMETEK, Inc.	131,555
1,345	B/E Aerospace, Inc.*	70,760
618	Brink’s Co. (The)	16,346
814	Carlisle Cos., Inc.	55,246
648	CLARCOR, Inc.	33,042
684	Clean Harbors, Inc.*	35,226
724	Con-way, Inc.	25,449
1,373	Copart, Inc.*	46,874

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
435	Corporate Executive Board Co. (The)	$23,551
619	Crane Co.	33,290
659	Deluxe Corp.	26,149
1,747	Donaldson Co., Inc.	62,944
399	Esterline Technologies Corp.*	27,503
2,428	Exelis, Inc.	25,057
2,107	Fortune Brands Home & Security, Inc.*	72,797
537	FTI Consulting, Inc.*	18,655
635	Gardner Denver, Inc.	45,079
607	GATX Corp.	30,259
645	General Cable Corp.*	21,246
564	Genesee & Wyoming, Inc., Class A*	50,489
785	Graco, Inc.	45,608
460	Granite Construction, Inc.	14,301
1,043	Harsco Corp.	25,011
756	Herman Miller, Inc.	18,144
584	HNI Corp.	18,431
691	Hubbell, Inc., Class B	64,201
641	Huntington Ingalls Industries, Inc.	30,794
1,070	IDEX Corp.	54,495
1,200	ITT Corp.	31,596
1,179	J.B. Hunt Transport Services, Inc.	81,964
2,944	JetBlue Airways Corp.*	17,841
1,424	Kansas City Southern	146,629
1,910	KBR, Inc.	58,045
1,031	Kennametal, Inc.	41,735
724	Kirby Corp.*	55,010
601	Landstar System, Inc.	33,830
592	Lennox International, Inc.	34,969
1,076	Lincoln Electric Holdings, Inc.	60,310
1,015	Manpower, Inc.	55,419
551	Matson, Inc.	14,166
402	Mine Safety Appliances Co.	18,834
601	MSC Industrial Direct Co., Inc., Class A	51,277
730	Nordson Corp.	46,282
1,182	Oshkosh Corp.*	45,578
2,333	R.R. Donnelley & Sons Co.	24,357
576	Regal-Beloit Corp.	44,513
850	Rollins, Inc.	20,833
657	SPX Corp.	52,895
1,430	Terex Corp.*	46,918
1,030	Timken Co.	55,950
739	Towers Watson & Co., Class A	49,195
1,021	Trinity Industries, Inc.	44,148
648	Triumph Group, Inc.	47,570
1,199	United Rentals, Inc.*	64,039
995	URS Corp.	42,049
1,343	UTi Worldwide, Inc.	20,454
303	Valmont Industries, Inc.	47,738
1,589	Waste Connections, Inc.	54,360
384	Watsco, Inc.	29,902
575	Werner Enterprises, Inc.	13,237
619	Westinghouse Air Brake Technologies Corp.	60,532
779	Woodward, Inc.	29,158
		2,883,211
	Information Technology — 7.9%

510	ACI Worldwide, Inc.*	23,363
965	Acxiom Corp.*	17,573
811	ADTRAN, Inc.	18,118
410	Advent Software, Inc.*	10,742
645	Alliance Data Systems Corp.*	102,355
1,199	ANSYS, Inc.*	90,884
992	AOL, Inc.*	36,605
1,371	Arrow Electronics, Inc.*	55,046
5,690	Atmel Corp.*	38,692
1,776	Avnet, Inc.*	62,711
1,582	Broadridge Financial Solutions, Inc.	36,307
3,624	Cadence Design Systems, Inc.*	51,316
1,297	Ciena Corp.*	19,766
550	CommVault Systems, Inc.*	40,672
2,760	Compuware Corp.*	32,044
584	Concur Technologies, Inc.*	40,997
1,413	Convergys Corp.	23,442
1,262	CoreLogic, Inc.*	32,698
1,505	Cree, Inc.*	68,071
1,703	Cypress Semiconductor Corp.*	17,933
819	Diebold, Inc.	23,129
397	DST Systems, Inc.	26,964
629	Equinix, Inc.*	133,065
527	FactSet Research Systems, Inc.	51,272
452	Fair Isaac Corp.	20,042
1,643	Fairchild Semiconductor International, Inc.*	23,429
1,212	Gartner, Inc.*	60,309
1,021	Global Payments, Inc.	49,222
1,397	Informatica Corp.*	48,909
1,943	Ingram Micro, Inc., Class A*	36,645
1,866	Integrated Device Technology, Inc.*	12,689
530	InterDigital, Inc.	23,532
894	International Rectifier Corp.*	18,792
1,641	Intersil Corp., Class A	13,932
508	Itron, Inc.*	21,372
1,114	Jack Henry & Associates, Inc.	48,704
1,098	Lender Processing Services, Inc.	26,967
836	Lexmark International, Inc., Class A	18,409
306	ManTech International Corp., Class A	7,592
2,989	MEMC Electronic Materials, Inc.*	14,796
1,223	Mentor Graphics Corp.*	21,659
1,038	MICROS Systems, Inc.*	44,426
1,515	Monster Worldwide, Inc.*	7,757
1,224	National Instruments Corp.	36,818
2,070	NCR Corp.*	57,091
858	NeuStar, Inc., Class A*	37,623
553	Plantronics, Inc.	22,319
2,270	Polycom, Inc.*	20,680
1,547	PTC, Inc.*	35,798
1,200	QLogic Corp.*	13,656
1,418	Rackspace Hosting, Inc.*	79,209
3,618	RF Micro Devices, Inc.*	16,679
2,079	Riverbed Technology, Inc.*	31,767
1,339	Rovi Corp.*	23,821
857	Semtech Corp.*	26,198
496	Silicon Laboratories, Inc.*	20,594
2,515	Skyworks Solutions, Inc.*	53,569
790	SolarWinds, Inc.*	44,603
891	Solera Holdings, Inc.	50,163
1,930	Synopsys, Inc.*	67,608
489	Tech Data Corp.*	25,946
4,471	Tellabs, Inc.	9,076
2,010	TIBCO Software, Inc.*	43,114
1,633	Trimble Navigation Ltd.*	97,049
915	ValueClick, Inc.*	24,403
1,395	VeriFone Systems, Inc.*	26,463
1,706	Vishay Intertechnology, Inc.*	22,502
501	WEX, Inc.*	37,580
658	Zebra Technologies Corp., Class A*	29,426
		2,526,703

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 3.6%

1,155	Albemarle Corp.	$75,168
860	Aptargroup, Inc.	46,388
948	Ashland, Inc.	73,916
772	Cabot Corp.	28,394
572	Carpenter Technology Corp.	27,016
1,506	Commercial Metals Co.	24,563
429	Compass Minerals International, Inc.	31,626
590	Cytec Industries, Inc.	42,710
457	Domtar Corp.	34,074
392	Greif, Inc., Class A	19,941
692	Intrepid Potash, Inc.	13,639
1,791	Louisiana-Pacific Corp.*	37,557
594	Martin Marietta Materials, Inc.	57,695
458	Minerals Technologies, Inc.	18,430
139	NewMarket Corp.	34,982
1,037	Olin Corp.	24,017
1,271	Packaging Corp. of America	53,102
978	Reliance Steel & Aluminum Co.	65,125
920	Rock-Tenn Co., Class A	81,374
841	Royal Gold, Inc.	55,119
1,712	RPM International, Inc.	52,062
500	Scotts Miracle-Gro Co. (The), Class A	22,155
645	Sensient Technologies Corp.	23,807
585	Silgan Holdings, Inc.	25,114
1,304	Sonoco Products Co.	41,428
2,838	Steel Dynamics, Inc.	43,336
1,093	Valspar Corp.	67,340
678	Worthington Industries, Inc.	19,215
		1,139,293
	Telecommunication Services — 0.3%

1,309	Telephone & Data Systems, Inc.	29,963
1,958	tw telecom, inc.*	49,576
		79,539
	Utilities — 2.6%

1,436	Alliant Energy Corp.	68,483
1,811	Aqua America, Inc.	52,754
1,168	Atmos Energy Corp.	44,582
571	Black Hills Corp.	23,748
786	Cleco Corp.	34,820
1,983	Great Plains Energy, Inc.	43,289
1,262	Hawaiian Electric Industries, Inc.	34,061
649	IDACORP, Inc.	30,302
2,444	MDU Resources Group, Inc.	59,047
1,079	National Fuel Gas Co.	62,787
3,047	NV Energy, Inc.	60,209
1,277	OGE Energy Corp.	73,951
1,030	PNM Resources, Inc.	23,134
2,267	Questar Corp.	53,297
1,458	UGI Corp.	52,225
1,063	Vectren Corp.	35,079
1,637	Westar Energy, Inc.	50,780
668	WGL Holdings, Inc.	28,170
		830,718
	Total Common Stocks (Cost $15,654,458)	16,578,685

Principal Amount
	U.S. Government & Agency Securities (a) — 17.6%
	Federal Farm Credit Bank
$48,973	0.01%, due 03/01/13	48,973
	Federal Home Loan Bank
2,546,572	0.00%, due 03/01/13	2,546,572
	Federal Home Loan Mortgage Corp.
2,840	0.04%, due 03/01/13	2,840
	Federal National Mortgage Association
1,273	0.01%, due 03/01/13	1,273
14,692	0.03%, due 03/01/13	14,692
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,918
2,000,000	0.00%, due 05/16/13	1,999,607
	Total U.S. Government & Agency Securities (Cost $5,613,875)	5,613,875

	Repurchase Agreements (a)(b) — 26.9%
8,555,583	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $8,555,615	8,555,583
	Total Repurchase Agreements (Cost $8,555,583)	8,555,583

	Total Investment Securities (Cost $29,823,916) — 96.6%	30,748,143
	Other assets less liabilities — 3.4%	1,096,211
	Net Assets — 100.0%	$31,844,354

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $17,551,131.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,214,399
Aggregate gross unrealized depreciation	(309,656)
Net unrealized appreciation	$904,743
Federal income tax cost of investments	$29,843,400

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	47	03/15/13	$5,173,290	$325,321

Cash collateral in the amount of $217,503 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$4,125,904	$(43,148)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	7,217,323	(35,281)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	4,170,495	(1,810)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	3,459,042	(1,924)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	3,223,962	(1,793)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	1,812,978	(1,202)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	7,288,247	326,476

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	42,485,638	574,032

		$815,350

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 51.1%
	Consumer Discretionary — 7.0%

1,000	1-800-Flowers.com, Inc., Class A*	$4,300
3,111	Aeropostale, Inc.*	40,505
932	AFC Enterprises, Inc.*	27,960
2,553	American Axle & Manufacturing Holdings, Inc.*	32,295
1,210	American Greetings Corp., Class A	19,602
690	American Public Education, Inc.*	26,896
306	America’s Car-Mart, Inc.*	14,615
1,262	Ameristar Casinos, Inc.	33,064
1,868	Ann, Inc.*	52,846
1,013	Arbitron, Inc.	47,449
484	Arctic Cat, Inc.*	17,584
1,066	Asbury Automotive Group, Inc.*	35,988
544	Ascent Capital Group, Inc., Class A*	37,313
1,085	Barnes & Noble, Inc.*	17,078
431	Bassett Furniture Industries, Inc.	6,271
169	Beasley Broadcasting Group, Inc., Class A	882
943	Beazer Homes USA, Inc.*	14,683
1,414	bebe stores, inc.	5,599
3,581	Belo Corp., Class A	30,940
636	Big 5 Sporting Goods Corp.	9,915
46	Biglari Holdings, Inc.*	17,221
939	BJ’s Restaurants, Inc.*	28,912
804	Black Diamond, Inc.*	6,416
704	Bloomin’ Brands, Inc.*	12,116
475	Blue Nile, Inc.*	16,117
549	Bluegreen Corp.*	5,358
397	Blyth, Inc.	5,673
1,116	Bob Evans Farms, Inc.	45,421
619	Body Central Corp.*	4,773
484	Bon-Ton Stores, Inc. (The)	5,193
2,128	Boyd Gaming Corp.*	13,981
748	Bravo Brio Restaurant Group, Inc.*	11,280
666	Bridgepoint Education, Inc.*	6,800
1,640	Brown Shoe Co., Inc.	26,896
3,419	Brunswick Corp.	124,588
1,062	Buckle, Inc. (The)	47,588
711	Buffalo Wild Wings, Inc.*	55,949
1,786	Cabela’s, Inc.*	90,354
1,410	Caesars Entertainment Corp.*	17,625
176	CafePress, Inc.*	1,223
2,490	Callaway Golf Co.	16,733
487	Capella Education Co.*	15,418
1,982	Career Education Corp.*	6,342
678	Carmike Cinemas, Inc.*	10,617
607	Carriage Services, Inc.	11,047
583	Carrols Restaurant Group, Inc.*	3,102
1,050	Cato Corp. (The), Class A	26,943
264	Cavco Industries, Inc.*	11,909
700	CEC Entertainment, Inc.	21,175
1,406	Central European Media Enterprises Ltd., Class A*	7,353
2,068	Cheesecake Factory, Inc. (The)	71,636
321	Cherokee, Inc.	4,484
929	Children’s Place Retail Stores, Inc. (The)*	42,232
498	Churchill Downs, Inc.	32,858
257	Chuy’s Holdings, Inc.*	7,327
571	Citi Trends, Inc.*	5,876
1,069	Coinstar, Inc.*	54,722
205	Collectors Universe	2,269
469	Columbia Sportswear Co.	26,044
646	Conn’s, Inc.*	20,698
2,386	Cooper Tire & Rubber Co.	60,318
437	Core-Mark Holding Co., Inc.	20,941
2,997	Corinthian Colleges, Inc.*	6,384
737	Cracker Barrel Old Country Store, Inc.	55,481
3,443	Crocs, Inc.*	52,196
1,322	Crown Media Holdings, Inc., Class A*	2,538
372	CSS Industries, Inc.	8,932
334	Culp, Inc.	5,247
2,366	Cumulus Media, Inc., Class A*	7,737
37	Daily Journal Corp.*	3,720
5,654	Dana Holding Corp.	94,591
222	Del Frisco’s Restaurant Group, Inc.*	3,905
270	Delta Apparel, Inc.*	4,425
3,681	Denny’s Corp.*	20,834
512	Destination Maternity Corp.	11,464
1,607	Destination XL Group, Inc.*	7,296
1,056	Digital Generation, Inc.*	8,184
585	DineEquity, Inc.*	40,886
2,217	Domino’s Pizza, Inc.	105,574
938	Dorman Products, Inc.	32,792
737	Drew Industries, Inc.	26,812
1,143	E.W. Scripps Co. (The), Class A*	12,356
1,020	Education Management Corp.*	3,631
235	Einstein Noah Restaurant Group, Inc.	3,158
935	Entercom Communications Corp., Class A*	7,022
1,941	Entravision Communications Corp., Class A	3,882
927	Ethan Allen Interiors, Inc.	25,900
2,997	Exide Technologies*	8,032
3,424	Express, Inc.*	63,344
708	Federal-Mogul Corp.*	5,721
619	Fiesta Restaurant Group, Inc.*	13,989
4,587	Fifth & Pacific Cos., Inc.*	82,979
1,946	Finish Line, Inc. (The), Class A	35,242
340	Fisher Communications, Inc.	12,502
423	Five Below, Inc.*	16,835
172	Flexsteel Industries, Inc.	3,956
1,332	Francesca’s Holdings Corp.*	33,899
1,410	Fred’s, Inc., Class A	19,134
120	Frisch’s Restaurants, Inc.	2,282
562	Fuel Systems Solutions, Inc.*	7,806
635	G-III Apparel Group Ltd.*	23,178
171	Geeknet, Inc.*	2,738
937	Genesco, Inc.*	54,983
1,131	Gentherm, Inc.*	17,417
722	Global Sources Ltd.*	5,596
324	Gordmans Stores, Inc.*	4,312
1,530	Grand Canyon Education, Inc.*	36,644
878	Group 1 Automotive, Inc.	50,696
1,705	Harte-Hanks, Inc.	12,395
734	Haverty Furniture Cos., Inc.	13,469
1,214	Helen of Troy Ltd.*	45,015
551	hhgregg, Inc.*	5,157
1,011	Hibbett Sports, Inc.*	53,421
2,111	Hillenbrand, Inc.	52,121
413	Hooker Furniture Corp.	6,199
1,615	Hot Topic, Inc.	17,442
4,031	Hovnanian Enterprises, Inc., Class A*	23,581
1,367	HSN, Inc.	73,135
2,714	Iconix Brand Group, Inc.*	64,105

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
254	Ignite Restaurant Group, Inc.*	$3,566
1,061	International Speedway Corp., Class A	31,979
1,485	Interval Leisure Group, Inc.	30,992
1,051	iRobot Corp.*	22,533
801	Isle of Capri Casinos, Inc.*	5,311
1,693	Jack in the Box, Inc.*	53,600
843	JAKKS Pacific, Inc.	10,268
2,961	Jamba, Inc.*	8,291
217	Johnson Outdoors, Inc., Class A*	4,965
3,144	Jones Group, Inc. (The)	36,282
1,066	JoS. A. Bank Clothiers, Inc.*	44,239
1,546	Journal Communications, Inc., Class A*	8,457
1,021	K12, Inc.*	21,288
134	Kayak Software Corp.*	5,343
3,162	KB Home	59,098
520	Kirkland’s, Inc.*	6,053
2,276	Krispy Kreme Doughnuts, Inc.*	30,043
1,011	K-Swiss, Inc., Class A*	4,762
1,980	La-Z-Boy, Inc.	36,274
1,932	LeapFrog Enterprises, Inc.*	16,557
786	Libbey, Inc.*	14,423
1,641	Life Time Fitness, Inc.*	69,152
691	LifeLock, Inc.*	8,050
370	Lifetime Brands, Inc.	4,022
1,167	LIN TV Corp., Class A*	13,269
873	Lincoln Educational Services Corp.	5,509
3,043	Lions Gate Entertainment Corp.*	63,812
830	Lithia Motors, Inc., Class A	34,113
5,360	Live Nation Entertainment, Inc.*	56,762
766	Luby’s, Inc.*	6,235
1,054	Lumber Liquidators Holdings, Inc.*	62,386
819	M/I Homes, Inc.*	18,755
456	Mac-Gray Corp.	5,664
901	Maidenform Brands, Inc.*	17,290
698	Marcus Corp.	8,523
397	Marine Products Corp.	2,668
781	MarineMax, Inc.*	10,114
1,018	Marriott Vacations Worldwide Corp.*	42,003
1,063	Martha Stewart Living Omnimedia, Class A*	2,732
1,080	Matthews International Corp., Class A	35,640
421	Mattress Firm Holding Corp.*	11,725
2,219	McClatchy Co. (The), Class A*	5,769
1,464	MDC Holdings, Inc.	56,262
980	MDC Partners, Inc., Class A	13,475
1,949	Men’s Wearhouse, Inc. (The)	54,806
1,387	Meredith Corp.	58,282
1,171	Meritage Homes Corp.*	47,414
1,789	Modine Manufacturing Co.*	14,741
336	Monarch Casino & Resort, Inc.*	3,380
1,183	Monro Muffler Brake, Inc.	43,830
845	Morgans Hotel Group Co.*	4,149
674	Movado Group, Inc.	24,291
865	MTR Gaming Group, Inc.*	3,330
1,048	Multimedia Games Holding Co., Inc.*	19,598
211	NACCO Industries, Inc., Class A	12,257
102	Nathan’s Famous, Inc.*	3,737
386	National American University Holdings, Inc.	1,502
2,147	National CineMedia, Inc.	32,742
1,049	New York & Co., Inc.*	4,521
5,214	New York Times Co. (The), Class A*	50,419
433	Nexstar Broadcasting Group, Inc., Class A	6,434
1,088	Nutrisystem, Inc.	8,954
10,866	Office Depot, Inc.*	43,790
3,314	OfficeMax, Inc.	39,669
881	Orbitz Worldwide, Inc.*	3,753
73	Orchard Supply Hardware Stores Corp., Class A*	340
3,707	Orient-Express Hotels Ltd., Class A*	38,293
565	Outdoor Channel Holdings, Inc.	4,221
447	Overstock.com, Inc.*	5,194
536	Oxford Industries, Inc.	26,055
687	Papa John’s International, Inc.*	35,731
1,625	Penske Automotive Group, Inc.	48,360
2,023	Pep Boys-Manny Moe & Jack (The)*	22,516
194	Perfumania Holdings, Inc.*	1,193
454	Perry Ellis International, Inc.	7,364
779	PetMed Express, Inc.	9,854
3,719	Pier 1 Imports, Inc.	83,566
2,256	Pinnacle Entertainment, Inc.*	31,584
1,818	Pool Corp.	83,119
984	Premier Exhibitions, Inc.*	2,263
4,998	Quiksilver, Inc.*	31,238
335	R.G. Barry Corp.	4,134
3,807	RadioShack Corp.	11,421
389	ReachLocal, Inc.*	4,874
640	Reading International, Inc., Class A*	3,520
527	Red Lion Hotels Corp.*	3,800
562	Red Robin Gourmet Burgers, Inc.*	24,099
2,204	Regis Corp.	39,716
2,275	Rent-A-Center, Inc.	82,537
358	Rentrak Corp.*	7,482
211	Restoration Hardware Holdings, Inc.*	8,147
2,442	Ruby Tuesday, Inc.*	17,924
593	rue21, inc.*	16,011
1,349	Ruth’s Hospitality Group, Inc.*	12,222
1,708	Ryland Group, Inc. (The)	61,010
179	Saga Communications, Inc., Class A	7,858
4,206	Saks, Inc.*	47,948
387	Salem Communications Corp., Class A	2,430
993	Scholastic Corp.	29,889
1,993	Scientific Games Corp., Class A*	17,937
1,921	Sealy Corp.*	4,188
2,171	Select Comfort Corp.*	44,571
2,104	SHFL Entertainment, Inc.*	33,369
223	Shiloh Industries, Inc.	2,337
548	Shoe Carnival, Inc.	10,638
1,369	Shutterfly, Inc.*	59,250
198	Shutterstock, Inc.*	6,455
1,930	Sinclair Broadcast Group, Inc., Class A	27,174
1,420	Six Flags Entertainment Corp.	94,870
1,449	Skechers U.S.A., Inc., Class A*	30,284
619	Skullcandy, Inc.*	3,776
2,484	Smith & Wesson Holding Corp.*	23,722
1,635	Sonic Automotive, Inc., Class A	36,526
2,174	Sonic Corp.*	24,544
2,593	Sotheby’s	99,130
1,297	Spartan Motors, Inc.	6,861

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
446	Speedway Motorsports, Inc.	$7,252
1,174	Stage Stores, Inc.	28,986
760	Standard Motor Products, Inc.	18,795
4,427	Standard Pacific Corp.*	36,036
1,046	Stein Mart, Inc.	8,901
585	Steiner Leisure Ltd.*	27,583
264	Steinway Musical Instruments, Inc.*	5,929
1,503	Steven Madden Ltd.*	66,267
2,861	Stewart Enterprises, Inc., Class A	24,233
1,073	Stoneridge, Inc.*	6,921
454	Strayer Education, Inc.	22,287
733	Sturm Ruger & Co., Inc.	40,029
880	Superior Industries International, Inc.	19,140
423	Systemax, Inc.	4,209
2,324	Tenneco, Inc.*	82,339
2,389	Texas Roadhouse, Inc.	46,203
352	Tilly’s, Inc., Class A*	4,675
220	Tower International, Inc.*	2,649
888	Town Sports International Holdings, Inc.	8,232
987	True Religion Apparel, Inc.	26,343
1,601	Tuesday Morning Corp.*	14,249
826	Tumi Holdings, Inc.*	19,527
564	U.S. Auto Parts Network, Inc.*	739
538	Unifi, Inc.*	8,425
572	Universal Electronics, Inc.*	11,177
811	Universal Technical Institute, Inc.	9,456
1,379	Vail Resorts, Inc.	76,176
1,523	Valassis Communications, Inc.	41,867
50	Value Line, Inc.	482
771	Vera Bradley, Inc.*	19,429
845	Vitacost.com, Inc.*	6,245
1,127	Vitamin Shoppe, Inc.*	59,224
698	VOXX International Corp.*	6,945
581	West Marine, Inc.*	7,268
3,463	Wet Seal, Inc. (The), Class A*	10,181
255	Weyco Group, Inc.	5,880
87	Winmark Corp.	5,378
1,119	Winnebago Industries, Inc.*	21,686
2,109	WMS Industries, Inc.*	52,809
1,863	Wolverine World Wide, Inc.	78,619
1,038	World Wrestling Entertainment, Inc., Class A	8,647
975	Zagg, Inc.*	7,147
838	Zumiez, Inc.*	19,190
		6,730,738
	Consumer Staples — 1.8%

134	Alico, Inc.	5,742
3,345	Alliance One International, Inc.*	12,477
712	Andersons, Inc. (The)	34,945
191	Annie’s, Inc.*	8,014
43	Arden Group, Inc., Class A	3,918
2,012	B&G Foods, Inc.	59,153
298	Boston Beer Co., Inc. (The), Class A*	46,318
2,257	Boulder Brands, Inc.*	19,230
455	Calavo Growers, Inc.	12,808
553	Cal-Maine Foods, Inc.	22,391
1,458	Casey’s General Stores, Inc.	82,508
2,523	Central European Distribution Corp.*	1,825
1,478	Central Garden and Pet Co., Class A*	12,903
421	Chefs’ Warehouse, Inc. (The)*	7,578
1,759	Chiquita Brands International, Inc.*	10,923
178	Coca-Cola Bottling Co. Consolidated	11,647
399	Craft Brew Alliance, Inc.*	2,637
4,503	Darling International, Inc.*	75,155
847	Diamond Foods, Inc.*	13,154
1,372	Dole Food Co., Inc.*	15,367
965	Elizabeth Arden, Inc.*	37,539
260	Farmer Bros Co.*	3,299
733	Female Health Co. (The)	5,204
1,459	Fresh Del Monte Produce, Inc.	38,065
107	Griffin Land & Nurseries, Inc.	3,122
1,411	Hain Celestial Group, Inc. (The)*	77,252
1,577	Harbinger Group, Inc.*	13,515
1,680	Harris Teeter Supermarkets, Inc.	72,240
483	Ingles Markets, Inc., Class A	9,931
626	Inter Parfums, Inc.	15,688
500	Inventure Foods, Inc.*	3,690
567	J&J Snack Foods Corp.	39,248
304	John B. Sanfilippo & Son, Inc.	5,794
707	Lancaster Colony Corp.	51,731
176	Lifeway Foods, Inc.	2,050
369	Limoneira Co.	7,273
531	Medifast, Inc.*	12,309
468	Nash Finch Co.	8,972
432	National Beverage Corp.	5,780
273	Natural Grocers by Vitamin Cottage, Inc.*	5,651
433	Nature’s Sunshine Products, Inc.	6,261
333	Nutraceutical International Corp.	5,458
193	Oil-Dri Corp. of America	5,311
750	Omega Protein Corp.*	6,210
220	Orchids Paper Products Co.	4,822
895	Pantry, Inc. (The)*	11,134
2,310	Pilgrim’s Pride Corp.*	20,351
1,004	Post Holdings, Inc.*	38,815
1,925	Prestige Brands Holdings, Inc.*	45,796
696	Pricesmart, Inc.	51,608
433	Revlon, Inc., Class A*	9,764
25,265	Rite Aid Corp.*	41,435
765	Roundy’s, Inc.	4,384
879	Sanderson Farms, Inc.	44,592
319	Seneca Foods Corp., Class A*	9,736
1,690	Snyder’s-Lance, Inc.	41,844
829	Spartan Stores, Inc.	13,811
879	Spectrum Brands Holdings, Inc.	47,545
5,578	Star Scientific, Inc.*	9,873
8,126	SUPERVALU, Inc.	32,260
428	Susser Holdings Corp.*	18,952
662	Synutra International, Inc.*	2,886
906	Tootsie Roll Industries, Inc.	25,441
1,376	TreeHouse Foods, Inc.*	80,345
1,870	United Natural Foods, Inc.*	94,659
890	Universal Corp.	49,653
228	USANA Health Sciences, Inc.*	10,098
2,127	Vector Group Ltd.	34,138
322	Village Super Market, Inc., Class A	10,546
610	WD-40 Co.	33,068
421	Weis Markets, Inc.	17,034
		1,704,876
	Energy — 3.1%

3,160	Abraxas Petroleum Corp.*	6,478
81	Adams Resources & Energy, Inc.	3,225
372	Alon USA Energy, Inc.	7,250
1,158	Amyris, Inc.*	3,393

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
349	Apco Oil and Gas International, Inc.	$4,642
1,273	Approach Resources, Inc.*	31,507
8,126	Arch Coal, Inc.	42,499
1,181	Basic Energy Services, Inc.*	17,278
2,005	Berry Petroleum Co., Class A	91,769
1,842	Bill Barrett Corp.*	33,248
328	Bolt Technology Corp.	5,117
379	Bonanza Creek Energy, Inc.*	12,822
4,004	BPZ Resources, Inc.*	9,850
1,369	Bristow Group, Inc.	79,758
1,707	C&J Energy Services, Inc.*	41,309
3,679	Cal Dive International, Inc.*	6,659
1,510	Callon Petroleum Co.*	8,139
1,515	Carrizo Oil & Gas, Inc.*	35,587
228	Ceres, Inc.*	914
226	Clayton Williams Energy, Inc.*	8,972
2,529	Clean Energy Fuels Corp.*	31,815
2,337	Cloud Peak Energy, Inc.*	40,056
1,842	Comstock Resources, Inc.*	26,009
489	Contango Oil & Gas Co.	18,954
814	Crimson Exploration, Inc.*	2,629
1,561	Crosstex Energy, Inc.	26,022
635	CVR Energy, Inc.	35,674
304	Dawson Geophysical Co.*	9,394
651	Delek U.S. Holdings, Inc.	24,321
550	Diamondback Energy, Inc.*	12,490
1,539	Dril-Quip, Inc.*	126,552
614	Emerald Oil, Inc.*	4,237
1,783	Endeavour International Corp.*	4,511
3,020	Energy XXI Bermuda Ltd.	89,785
1,062	EPL Oil & Gas, Inc.*	27,325
634	Evolution Petroleum Corp.*	6,498
2,482	Exterran Holdings, Inc.*	62,621
565	Forbes Energy Services Ltd.*	1,751
4,509	Forest Oil Corp.*	26,152
849	Forum Energy Technologies, Inc.*	22,651
1,973	Frontline Ltd.*	4,025
2,026	FX Energy, Inc.*	7,152
900	GasLog Ltd.	11,529
2,258	Gastar Exploration Ltd.*	2,597
488	Geospace Technologies Corp.*	47,492
1,169	Gevo, Inc.*	2,315
743	Global Geophysical Services, Inc.*	1,739
995	Goodrich Petroleum Corp.*	12,826
955	Green Plains Renewable Energy, Inc.*	9,044
551	Gulf Island Fabrication, Inc.	13,119
1,027	GulfMark Offshore, Inc., Class A	36,684
2,916	Gulfport Energy Corp.*	119,410
4,264	Halcon Resources Corp.*	30,274
250	Hallador Energy Co.	2,030
1,509	Harvest Natural Resources, Inc.*	8,164
5,387	Heckmann Corp.*	19,178
4,044	Helix Energy Solutions Group, Inc.*	94,670
6,066	Hercules Offshore, Inc.*	41,127
1,352	Hornbeck Offshore Services, Inc.*	57,460
5,052	ION Geophysical Corp.*	33,545
39	Isramco, Inc.*	3,849
5,781	Key Energy Services, Inc.*	49,601
1,010	KiOR, Inc., Class A*	5,565
935	Knightsbridge Tankers Ltd.	6,545
10,089	Kodiak Oil & Gas Corp.*	89,792
1,286	Lufkin Industries, Inc.	83,307
5,641	Magnum Hunter Resources Corp.*	21,831
540	Matador Resources Co.*	4,217
985	Matrix Service Co.*	15,327
3,884	McMoRan Exploration Co.*	62,494
920	Midstates Petroleum Co., Inc.*	6,863
1,185	Miller Energy Resources, Inc.*	4,645
487	Mitcham Industries, Inc.*	7,475
471	Natural Gas Services Group, Inc.*	8,224
3,442	Newpark Resources, Inc.*	30,324
2,026	Nordic American Tankers Ltd.	18,112
2,431	Northern Oil and Gas, Inc.*	33,329
3,058	Oasis Petroleum, Inc.*	112,229
267	Panhandle Oil and Gas, Inc., Class A	7,273
4,503	Parker Drilling Co.*	21,434
1,146	PDC Energy, Inc.*	53,449
2,109	Penn Virginia Corp.	8,584
2,166	PetroQuest Energy, Inc.*	8,317
499	PHI, Inc. (Non-Voting)*	15,743
2,369	Pioneer Energy Services Corp.*	20,681
4,496	Quicksilver Resources, Inc.*	8,363
276	Renewable Energy Group, Inc.*	2,040
8,745	Rentech, Inc.	23,874
1,848	Resolute Energy Corp.*	18,813
218	REX American Resources Corp.*	5,036
1,652	Rex Energy Corp.*	22,269
472	RigNet, Inc.*	9,261
2,025	Rosetta Resources, Inc.*	98,577
443	Sanchez Energy Corp.*	8,200
778	Saratoga Resources, Inc.*	2,342
3,195	Scorpio Tankers, Inc.*	27,157
1,600	SemGroup Corp., Class A*	73,744
1,863	Ship Finance International Ltd.	31,503
1,253	Solazyme, Inc.*	10,939
1,894	Stone Energy Corp.*	38,732
1,640	Swift Energy Co.*	22,173
1,498	Synergy Resources Corp.*	9,932
1,110	Targa Resources Corp.	67,710
2,411	Teekay Tankers Ltd., Class A	5,979
1,162	Tesco Corp.*	14,769
2,970	TETRA Technologies, Inc.*	27,413
558	TGC Industries, Inc.	5,340
1,694	Triangle Petroleum Corp.*	10,621
2,526	Uranerz Energy Corp.*	3,334
3,243	Uranium Energy Corp.*	7,491
2,215	Vaalco Energy, Inc.*	17,964
7,331	Vantage Drilling Co.*	11,950
1,329	W&T Offshore, Inc.	19,749
2,745	Warren Resources, Inc.*	7,192
2,194	Western Refining, Inc.	78,743
417	Westmoreland Coal Co.*	4,378
1,490	Willbros Group, Inc.*	10,058
950	ZaZa Energy Corp.*	1,511
		3,010,610
	Financials — 12.0%

567	1st Source Corp.	13,359
1,143	1st United Bancorp, Inc./FL	6,949
1,940	Acadia Realty Trust (REIT)	52,225
283	Access National Corp.	4,503
1,032	AG Mortgage Investment Trust, Inc. (REIT)	27,069
504	Agree Realty Corp. (REIT)	14,147
80	Alexander’s, Inc. (REIT)	25,960
183	Alliance Financial Corp./NY	8,134
3,282	Alterra Capital Holdings Ltd.	100,560
1,265	American Assets Trust, Inc. (REIT)	38,241

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,258	American Capital Mortgage Investment Corp. (REIT)	$58,031
2,294	American Equity Investment Life Holding Co.	31,841
300	American National Bankshares, Inc.	6,069
346	American Safety Insurance Holdings Ltd.*	7,968
912	Ameris Bancorp*	12,659
695	AMERISAFE, Inc.*	22,671
314	Ames National Corp.	6,500
157	AmREIT, Inc., Class B (REIT)	2,716
1,027	AmTrust Financial Services, Inc.	34,148
5,252	Anworth Mortgage Asset Corp. (REIT)	32,037
896	Apollo Commercial Real Estate Finance, Inc. (REIT)	15,456
7,768	Apollo Investment Corp.	67,504
926	Apollo Residential Mortgage, Inc. (REIT)	20,724
295	Ares Commercial Real Estate Corp. (REIT)	5,024
987	Argo Group International Holdings Ltd.	37,486
422	Arlington Asset Investment Corp., Class A	10,888
14,320	ARMOUR Residential REIT, Inc. (REIT)	95,801
396	Arrow Financial Corp.	9,599
1,182	Artio Global Investors, Inc.	3,215
2,043	Ashford Hospitality Trust, Inc. (REIT)	24,046
607	Asset Acceptance Capital Corp.*	3,199
1,895	Associated Estates Realty Corp. (REIT)	33,125
376	Asta Funding, Inc.	3,617
3,336	Astoria Financial Corp.	32,626
378	AV Homes, Inc.*	5,678
349	Baldwin & Lyons, Inc., Class B	8,128
246	Bancfirst Corp.	9,850
1,082	Banco Latinoamericano de Comercio Exterior S.A., Class E	26,163
1,240	Bancorp, Inc. (The)/DE*	15,835
3,615	BancorpSouth, Inc.	55,309
1,774	Bank Mutual Corp.	10,147
224	Bank of Kentucky Financial Corp.	5,985
205	Bank of Marin Bancorp	7,706
1,118	Bank of the Ozarks, Inc.	42,920
807	BankFinancial Corp.	6,440
736	Banner Corp.	21,867
149	Bar Harbor Bankshares	5,312
2,986	BBCN Bancorp, Inc.	36,967
1,257	Beneficial Mutual Bancorp, Inc.*	12,055
164	Berkshire Bancorp, Inc./NY	1,325
944	Berkshire Hills Bancorp, Inc.	22,939
3,769	BGC Partners, Inc., Class A	16,094
2,816	BlackRock Kelso Capital Corp.	29,399
425	BofI Holding, Inc.*	14,310
2,992	Boston Private Financial Holdings, Inc.	27,317
329	Bridge Bancorp, Inc.	6,929
356	Bridge Capital Holdings*	5,418
2,681	Brookline Bancorp, Inc.	24,397
437	Bryn Mawr Bank Corp.	10,025
314	BSB Bancorp, Inc./MA*	4,145
123	C&F Financial Corp.	4,914
736	Calamos Asset Management, Inc., Class A	8,228
87	California First National Bancorp	1,338
294	Camden National Corp.	9,964
1,476	Campus Crest Communities, Inc. (REIT)	18,509
432	Cape Bancorp, Inc.	3,927
367	Capital Bank Financial Corp., Class A*	6,789
446	Capital City Bank Group, Inc.*	5,107
114	Capital Southwest Corp.	13,206
2,907	CapLease, Inc. (REIT)	17,384
3,777	Capstead Mortgage Corp. (REIT)	47,364
1,119	Cardinal Financial Corp.	17,826
232	Cascade Bancorp*	1,399
1,125	Cash America International, Inc.	56,970
3,013	Cathay General Bancorp	58,723
2,295	Cedar Realty Trust, Inc. (REIT)	13,173
455	Center Bancorp, Inc.	5,642
1,151	CenterState Banks, Inc.	9,749
828	Central Pacific Financial Corp.*	12,826
132	Century Bancorp, Inc./MA, Class A	4,356
251	Charter Financial Corp./GA	3,090
666	Chatham Lodging Trust (REIT)	10,962
1,052	Chemical Financial Corp.	25,763
1,860	Chesapeake Lodging Trust (REIT)	40,046
245	CIFC Corp.*	2,073
468	Citizens & Northern Corp.	9,126
1,533	Citizens Republic Bancorp, Inc.*	31,580
1,490	Citizens, Inc./TX*	13,693
597	City Holding Co.	22,638
327	Clifton Savings Bancorp, Inc.	3,695
476	CNB Financial Corp./PA	8,021
7,700	CNO Financial Group, Inc.	84,238
1,336	CoBiz Financial, Inc.	11,075
707	Cohen & Steers, Inc.	23,310
3,366	Colonial Properties Trust (REIT)	72,571
2,473	Colony Financial, Inc. (REIT)	54,777
1,519	Columbia Banking System, Inc.	30,380
1,510	Community Bank System, Inc.	43,594
535	Community Trust Bancorp, Inc.	18,260
164	Consolidated-Tomoka Land Co.	5,584
786	Coresite Realty Corp. (REIT)	25,466
3,512	Cousins Properties, Inc. (REIT)	34,137
3,349	Cowen Group, Inc., Class A*	8,741
1,003	Crawford & Co., Class B	8,285
281	Credit Acceptance Corp.*	31,059
104	Crescent Financial Bancshares, Inc.*	432
2,564	CreXus Investment Corp. (REIT)	34,127
4,716	CubeSmart (REIT)	69,514
3,376	CVB Financial Corp.	35,786
6,698	CYS Investments, Inc. (REIT)	79,438
10,444	DCT Industrial Trust, Inc. (REIT)	75,823
1,683	DFC Global Corp.*	31,438
103	Diamond Hill Investment Group, Inc.	7,727
7,195	DiamondRock Hospitality Co. (REIT)	64,323
1,204	Dime Community Bancshares, Inc.	17,109
299	Donegal Group, Inc., Class A	4,312
4,918	Doral Financial Corp.*	2,801
1,194	Duff & Phelps Corp., Class A	18,555
2,348	DuPont Fabros Technology, Inc. (REIT)	54,380
2,081	Dynex Capital, Inc. (REIT)	22,537

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
700	Eagle Bancorp, Inc.*	$15,190
254	Eastern Insurance Holdings, Inc.	4,729
1,146	EastGroup Properties, Inc. (REIT)	65,104
4,327	Education Realty Trust, Inc. (REIT)	47,208
750	eHealth, Inc.*	11,647
172	EMC Insurance Group, Inc.	4,427
1,210	Employers Holdings, Inc.	25,422
787	Encore Capital Group, Inc.*	23,256
323	Enstar Group Ltd.*	40,485
227	Enterprise Bancorp, Inc./MA	3,607
683	Enterprise Financial Services Corp.	9,548
610	Epoch Holding Corp.	17,049
1,793	EPR Properties (REIT)	87,480
2,100	Equity One, Inc. (REIT)	49,371
398	ESB Financial Corp.	5,465
377	ESSA Bancorp, Inc.	4,166
855	EverBank Financial Corp.	12,910
1,095	Evercore Partners, Inc., Class A	44,566
1,711	Excel Trust, Inc. (REIT)	21,576
1,836	EZCORP, Inc., Class A*	37,968
720	Farmers National Banc Corp.	4,500
368	FBL Financial Group, Inc., Class A	13,373
358	FBR & Co.*	6,322
381	Federal Agricultural Mortgage Corp., Class C	12,859
4,756	FelCor Lodging Trust, Inc. (REIT)*	23,875
373	Fidelity Southern Corp.*	4,140
525	Fidus Investment Corp.	9,444
4,026	Fifth Street Finance Corp.	43,078
1,773	Financial Engines, Inc.*	57,942
529	Financial Institutions, Inc.	10,543
4,064	First American Financial Corp.	98,715
338	First Bancorp, Inc./ME	5,858
2,691	First BanCorp./Puerto Rico*	14,720
673	First Bancorp/NC	8,978
2,849	First Busey Corp.	12,820
859	First California Financial Group, Inc.*	6,906
1,095	First Cash Financial Services, Inc.*	57,936
3,814	First Commonwealth Financial Corp.	27,728
678	First Community Bancshares, Inc./VA	10,590
685	First Connecticut Bancorp, Inc./CT	9,802
372	First Defiance Financial Corp.	8,377
133	First Federal Bancshares of Arkansas, Inc.*	1,277
2,240	First Financial Bancorp	34,339
1,205	First Financial Bankshares, Inc.	53,743
428	First Financial Corp./IN	13,161
633	First Financial Holdings, Inc.	12,635
613	First Financial Northwest, Inc.*	4,861
3,764	First Industrial Realty Trust, Inc. (REIT)*	59,735
622	First Interstate BancSystem, Inc.	11,364
2,228	First Marblehead Corp. (The)*	1,956
1,096	First Merchants Corp.	16,298
2,868	First Midwest Bancorp, Inc./IL	35,850
296	First of Long Island Corp. (The)	8,457
406	First Pactrust Bancorp, Inc.	4,170
1,951	First Potomac Realty Trust (REIT)	27,568
4,198	FirstMerit Corp.	63,474
1,184	Flushing Financial Corp.	18,707
5,343	FNB Corp./PA	60,696
383	FNB United Corp.*	3,891
1,327	Forestar Group, Inc.*	23,116
256	Fortegra Financial Corp.*	2,317
486	Fox Chase Bancorp, Inc.	8,126
511	Franklin Financial Corp./VA	9,126
2,775	Franklin Street Properties Corp. (REIT)	38,156
902	FXCM, Inc., Class A	11,861
569	Gain Capital Holdings, Inc.	2,526
247	GAMCO Investors, Inc., Class A	13,214
2,723	Geo Group, Inc. (The) (REIT)	94,052
483	German American Bancorp, Inc.	10,510
982	Getty Realty Corp. (REIT)	19,522
2,641	GFI Group, Inc.	9,270
2,754	Glacier Bancorp, Inc.	48,030
804	Gladstone Capital Corp.	7,316
419	Gladstone Commercial Corp. (REIT)	7,944
998	Gladstone Investment Corp.	7,475
5,339	Glimcher Realty Trust (REIT)	60,117
393	Global Indemnity plc*	9,078
707	Golub Capital BDC, Inc.	11,616
1,646	Government Properties Income Trust (REIT)	43,553
1,757	Gramercy Capital Corp./NY (REIT)*	6,712
390	Great Southern Bancorp, Inc.	9,364
918	Green Dot Corp., Class A*	12,870
1,113	Greenhill & Co., Inc.	67,648
1,076	Greenlight Capital Re Ltd., Class A*	25,802
740	GSV Capital Corp.*	6,164
2,916	Guaranty Bancorp*	5,890
46	Gyrodyne Co. of America, Inc. (REIT)	3,423
546	Hallmark Financial Services*	4,947
2,921	Hancock Holding Co.	88,214
1,206	Hanmi Financial Corp.*	20,490
1,187	Harris & Harris Group, Inc.*	4,226
3,339	Healthcare Realty Trust, Inc. (REIT)	88,817
556	Heartland Financial USA, Inc.	13,088
2,023	Hercules Technology Growth Capital, Inc.	25,348
794	Heritage Commerce Corp.*	5,367
592	Heritage Financial Corp./WA	8,199
313	Heritage Financial Group, Inc.	4,294
769	Heritage Oaks Bancorp*	4,322
6,583	Hersha Hospitality Trust (REIT)	36,931
1,249	HFF, Inc., Class A	22,932
3,006	Highwoods Properties, Inc. (REIT)	109,719
1,519	Hilltop Holdings, Inc.*	19,504
49	Hingham Institution for Savings	3,428
262	Home Bancorp, Inc.*	4,831
844	Home BancShares, Inc./AR	28,569
557	Home Federal Bancorp, Inc./ID	6,405
2,028	Home Loan Servicing Solutions Ltd.	45,752
322	Homeowners Choice, Inc.	6,492
333	HomeStreet, Inc.*	8,318
810	HomeTrust Bancshares, Inc.*	12,514
1,518	Horace Mann Educators Corp.	31,058
249	Horizon Bancorp/IN	5,050
299	Horizon Technology Finance Corp.	4,401
1,647	Hudson Pacific Properties, Inc. (REIT)	37,173
594	Hudson Valley Holding Corp.	9,017
1,130	Iberiabank Corp.	56,726

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,426	ICG Group, Inc.*	$18,581
313	Independence Holding Co.	2,970
850	Independent Bank Corp./MA	26,936
452	Infinity Property & Casualty Corp.	25,398
2,929	Inland Real Estate Corp. (REIT)	28,294
2,039	International Bancshares Corp.	41,290
527	INTL FCStone, Inc.*	9,402
5,109	Invesco Mortgage Capital, Inc. (REIT)	107,391
1,486	Investment Technology Group, Inc.*	17,995
1,692	Investors Bancorp, Inc.	29,898
3,478	Investors Real Estate Trust (REIT)	33,076
47	Investors Title Co.	3,099
3,230	iStar Financial, Inc. (REIT)*	32,268
278	JAVELIN Mortgage Investment Corp. (REIT)	5,332
612	JMP Group, Inc.	3,641
158	Kansas City Life Insurance Co.	5,897
971	KCAP Financial, Inc.	9,865
579	Kearny Financial Corp.	5,784
1,652	Kennedy-Wilson Holdings, Inc.	26,548
2,509	Kite Realty Group Trust (REIT)	16,534
6,956	Knight Capital Group, Inc., Class A*	25,737
3,943	Ladenburg Thalmann Financial Services, Inc.*	5,126
1,133	Lakeland Bancorp, Inc.	10,888
625	Lakeland Financial Corp.	15,450
3,655	LaSalle Hotel Properties (REIT)	92,800
5,058	Lexington Realty Trust (REIT)	57,965
1,164	LTC Properties, Inc. (REIT)	44,895
1,920	Maiden Holdings Ltd.	19,354
1,171	Main Street Capital Corp.	37,390
774	MainSource Financial Group, Inc.	10,836
520	Manning & Napier, Inc.	7,769
1,397	MarketAxess Holdings, Inc.	54,567
315	Marlin Business Services Corp.	5,969
2,093	MB Financial, Inc.	49,625
2,787	MCG Capital Corp.	12,541
1,934	Meadowbrook Insurance Group, Inc.	13,596
685	Medallion Financial Corp.	8,905
5,190	Medical Properties Trust, Inc. (REIT)	75,359
1,095	Medley Capital Corp.	16,403
330	Mercantile Bank Corp.	5,498
195	Merchants Bancshares, Inc.	5,624
325	Meridian Interstate Bancorp, Inc.*	5,879
541	Metro Bancorp, Inc.*	9,008
605	MetroCorp Bancshares, Inc.*	6,256
7,216	MGIC Investment Corp.*	21,504
325	MicroFinancial, Inc.	2,395
205	Middleburg Financial Corp.	4,190
320	MidSouth Bancorp, Inc.	4,886
260	MidWestOne Financial Group, Inc.	5,975
1,540	Monmouth Real Estate Investment Corp., Class A (REIT)	17,186
1,917	Montpelier Re Holdings Ltd.	47,388
916	MVC Capital, Inc.	11,679
161	NASB Financial, Inc.*	3,576
277	National Bank Holdings Corp., Class A	5,011
266	National Bankshares, Inc.	8,975
1,555	National Financial Partners Corp.*	30,571
937	National Health Investors, Inc. (REIT)	60,718
239	National Interstate Corp.	7,954
4,725	National Penn Bancshares, Inc.	46,305
84	National Western Life Insurance Co., Class A	13,680
734	Nationstar Mortgage Holdings, Inc.*	28,281
382	Navigators Group, Inc. (The)*	21,453
1,272	NBT Bancorp, Inc.	26,025
915	Nelnet, Inc., Class A	30,360
1,084	Netspend Holdings, Inc.*	17,181
739	New Mountain Finance Corp.	11,255
1,898	New York Mortgage Trust, Inc. (REIT)	13,362
999	NewStar Financial, Inc.*	13,516
828	NGP Capital Resources Co.	5,846
381	Nicholas Financial, Inc.	5,163
789	Northfield Bancorp, Inc./NJ	8,979
248	Northrim BanCorp, Inc.	5,392
7,412	NorthStar Realty Finance Corp. (REIT)	66,337
3,737	Northwest Bancshares, Inc.	46,675
551	OceanFirst Financial Corp.	7,681
4,115	Ocwen Financial Corp.*	162,213
255	OFS Capital Corp.	3,687
3,879	Old National Bancorp/IN	52,367
4,290	Omega Healthcare Investors, Inc. (REIT)	120,077
429	OmniAmerican Bancorp, Inc.*	11,180
439	One Liberty Properties, Inc. (REIT)	9,535
869	OneBeacon Insurance Group Ltd., Class A	11,619
394	Oppenheimer Holdings, Inc., Class A	7,447
1,745	Oriental Financial Group, Inc.	26,716
1,740	Oritani Financial Corp.	25,595
697	Pacific Continental Corp.	7,409
408	Pacific Mercantile Bancorp*	2,432
1,161	PacWest Bancorp	31,730
434	Park National Corp.	28,635
1,706	Park Sterling Corp.*	9,690
823	Parkway Properties, Inc./MD (REIT)	13,917
340	Peapack Gladstone Financial Corp.	5,008
2,327	Pebblebrook Hotel Trust (REIT)	55,639
2,508	PennantPark Investment Corp.	29,093
147	Penns Woods Bancorp, Inc.	5,949
2,142	Pennsylvania Real Estate Investment Trust (REIT)	38,663
2,255	PennyMac Mortgage Investment Trust (REIT)	57,322
409	Peoples Bancorp, Inc./OH	8,863
233	Peoples Federal Bancshares, Inc.	4,166
2,169	PHH Corp.*	45,571
223	Phoenix Cos., Inc. (The)*	5,597
872	PICO Holdings, Inc.*	18,757
1,324	Pinnacle Financial Partners, Inc.*	28,744
582	Piper Jaffray Cos.*	22,448
1,255	Platinum Underwriters Holdings Ltd.	66,364
655	Portfolio Recovery Associates, Inc.*	76,586
1,544	Potlatch Corp. (REIT)	67,951
450	Preferred Bank/CA*	7,254
1,696	Primerica, Inc.	53,373
2,465	PrivateBancorp, Inc.	44,148

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,671	Prospect Capital Corp.	$85,532
1,817	Prosperity Bancshares, Inc.	83,836
372	Provident Financial Holdings, Inc.	6,361
2,304	Provident Financial Services, Inc.	34,537
1,513	Provident New York Bancorp	13,587
705	PS Business Parks, Inc. (REIT)	52,163
375	Pzena Investment Management, Inc., Class A	2,359
5,103	Radian Group, Inc.	44,957
2,307	RAIT Financial Trust (REIT)	16,703
1,856	Ramco-Gershenson Properties Trust (REIT)	29,325
3,027	Redwood Trust, Inc. (REIT)	61,327
185	Regional Management Corp.*	3,323
961	Renasant Corp.	21,152
381	Republic Bancorp, Inc./KY, Class A	8,245
460	Resource America, Inc., Class A	4,099
3,809	Resource Capital Corp. (REIT)	25,901
2,026	Retail Opportunity Investments Corp. (REIT)	26,156
812	RLI Corp.	55,979
4,085	RLJ Lodging Trust (REIT)	87,378
1,094	Rockville Financial, Inc.	14,069
280	Roma Financial Corp.	4,211
848	Rouse Properties, Inc. (REIT)	14,085
1,255	Ryman Hospitality Properties, Inc. (REIT)	56,161
1,107	S&T Bancorp, Inc.	19,992
465	S.Y. Bancorp, Inc.	10,532
1,418	Sabra Health Care REIT, Inc. (REIT)	37,478
796	Safeguard Scientifics, Inc.*	12,051
486	Safety Insurance Group, Inc.	22,842
925	Sandy Spring Bancorp, Inc.	17,908
290	Saul Centers, Inc. (REIT)	12,690
635	SCBT Financial Corp.	30,239
2,814	Seacoast Banking Corp. of Florida*	5,797
444	Select Income REIT (REIT)	12,348
2,098	Selective Insurance Group, Inc.	46,660
405	SI Financial Group, Inc.	4,633
463	Sierra Bancorp	5,862
655	Simmons First National Corp., Class A	16,467
323	Simplicity Bancorp, Inc.	4,923
1,712	Solar Capital Ltd.	41,944
441	Solar Senior Capital Ltd.	8,300
664	Southside Bancshares, Inc.	14,190
745	Southwest Bancorp, Inc./OK*	9,678
1,110	Sovran Self Storage, Inc. (REIT)	67,532
1,277	Spirit Realty Capital, Inc. (REIT)	25,438
1,393	STAG Industrial, Inc. (REIT)	29,546
5,180	Starwood Property Trust, Inc. (REIT)	144,781
566	State Auto Financial Corp.	9,509
1,214	State Bank Financial Corp.	19,303
884	StellarOne Corp.	13,605
306	Stellus Capital Investment Corp.	4,667
1,184	Sterling Bancorp/NY	12,041
1,025	Sterling Financial Corp./WA	21,710
701	Stewart Information Services Corp.	16,228
2,343	Stifel Financial Corp.*	80,912
6,929	Strategic Hotels & Resorts, Inc. (REIT)*	50,443
372	Suffolk Bancorp*	5,238
2,147	Summit Hotel Properties, Inc. (REIT)	20,611
1,525	Sun Bancorp, Inc./NJ*	5,490
1,138	Sun Communities, Inc. (REIT)	52,951
6,205	Sunstone Hotel Investors, Inc. (REIT)*	70,303
7,192	Susquehanna Bancshares, Inc.	83,643
1,117	SWS Group, Inc.*	7,160
2,964	Symetra Financial Corp.	39,036
623	Taylor Capital Group, Inc.*	10,298
220	TCP Capital Corp.	3,450
505	Tejon Ranch Co.*	14,797
734	Terreno Realty Corp. (REIT)	13,139
422	Territorial Bancorp, Inc.	9,841
1,536	Texas Capital Bancshares, Inc.*	64,911
576	THL Credit, Inc.	8,847
1,233	Thomas Properties Group, Inc.	6,424
1,826	TICC Capital Corp.	18,863
424	Tompkins Financial Corp.	17,566
1,332	Tower Group, Inc.	24,842
1,008	TowneBank/VA	14,656
231	Tree.com, Inc.	4,026
1,044	Triangle Capital Corp.	31,529
612	Trico Bancshares	10,435
3,586	TrustCo Bank Corp NY	18,683
2,566	Trustmark Corp.	58,761
11,308	Two Harbors Investment Corp. (REIT)	145,421
1,236	UMB Financial Corp.	56,349
530	UMH Properties, Inc. (REIT)	5,311
4,284	Umpqua Holdings Corp.	53,764
776	Union First Market Bankshares Corp.	14,084
1,925	United Bankshares, Inc./WV	50,050
1,597	United Community Banks, Inc./GA*	17,200
807	United Financial Bancorp, Inc.	12,065
771	United Fire Group, Inc.	18,951
455	Universal Health Realty Income Trust (REIT)	25,985
715	Universal Insurance Holdings, Inc.	3,139
642	Univest Corp. of Pennsylvania	10,651
950	Urstadt Biddle Properties, Inc., Class A (REIT)	20,074
1,290	ViewPoint Financial Group, Inc.	26,897
1,027	Virginia Commerce Bancorp, Inc.*	13,926
232	Virtus Investment Partners, Inc.*	38,978
435	Walker & Dunlop, Inc.*	9,222
1,368	Walter Investment Management Corp.*	62,819
590	Washington Banking Co.	8,107
2,539	Washington Real Estate Investment Trust (REIT)	70,305
551	Washington Trust Bancorp, Inc.	14,568
280	Waterstone Financial, Inc.*	2,142
2,762	Webster Financial Corp.	60,819
975	WesBanco, Inc.	22,805
599	West Bancorp., Inc.	6,631
738	West Coast Bancorp/OR	17,343
1,067	Westamerica Bancorp.	47,215
2,789	Western Alliance Bancorp.*	37,094
715	Western Asset Mortgage Capital Corp. (REIT)	15,365
936	Westfield Financial, Inc.	7,291
254	Westwood Holdings Group, Inc.	10,503
530	Whitestone REIT (REIT)	7,818
2,366	Wilshire Bancorp, Inc.*	13,888
1,117	Winthrop Realty Trust (REIT)	14,018

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,390	Wintrust Financial Corp.	$50,735
2,243	WisdomTree Investments, Inc.*	20,411
372	World Acceptance Corp.*	29,276
292	WSFS Financial Corp.	13,870
134	Zillow, Inc., Class A*	5,757
		11,532,334
	Health Care — 6.2%

830	Abaxis, Inc.	35,209
1,280	Abiomed, Inc.*	20,531
1,032	Acadia Healthcare Co., Inc.*	28,091
2,157	Accretive Health, Inc.*	20,664
2,730	Accuray, Inc.*	11,657
2,276	Achillion Pharmaceuticals, Inc.*	18,436
1,535	Acorda Therapeutics, Inc.*	45,666
464	Acura Pharmaceuticals, Inc.*	956
1,079	Aegerion Pharmaceuticals, Inc.*	32,499
1,382	Affymax, Inc.*	3,676
2,704	Affymetrix, Inc.*	11,005
937	Agenus, Inc.*	4,010
1,474	Air Methods Corp.	66,020
2,177	Akorn, Inc.*	30,043
2,750	Align Technology, Inc.*	86,460
4,687	Alkermes plc*	101,755
316	Almost Family, Inc.	6,506
2,107	Alnylam Pharmaceuticals, Inc.*	49,915
2,093	Alphatec Holdings, Inc.*	3,412
818	AMAG Pharmaceuticals, Inc.*	13,538
1,153	Amedisys, Inc.*	13,029
1,154	Amicus Therapeutics, Inc.*	3,093
1,699	AMN Healthcare Services, Inc.*	23,956
984	Ampio Pharmaceuticals, Inc.*	3,818
1,211	Amsurg Corp.*	36,572
619	Anacor Pharmaceuticals, Inc.*	2,154
469	Analogic Corp.	34,795
940	AngioDynamics, Inc.*	11,647
451	Anika Therapeutics, Inc.*	5,615
4,095	Antares Pharma, Inc.*	14,087
8,301	Arena Pharmaceuticals, Inc.*	69,645
2,255	Arqule, Inc.*	5,547
4,446	Array BioPharma, Inc.*	17,295
1,059	ArthroCare Corp.*	36,980
741	Assisted Living Concepts, Inc., Class A	8,773
3,565	Astex Pharmaceuticals, Inc.*	11,622
1,372	athenahealth, Inc.*	128,680
689	AtriCure, Inc.*	6,118
61	Atrion Corp.	11,971
1,852	Auxilium Pharmaceuticals, Inc.*	31,577
5,195	AVANIR Pharmaceuticals, Inc., Class A*	14,182
1,757	AVEO Pharmaceuticals, Inc.*	11,719
565	BG Medicine, Inc.*	972
1,882	BioCryst Pharmaceuticals, Inc.*	2,258
1,030	BioDelivery Sciences International, Inc.*	3,883
941	Bio-Reference Labs, Inc.*	24,918
1,682	BioScrip, Inc.*	18,418
190	BioSpecifics Technologies Corp.*	2,983
1,167	BioTime, Inc.*	4,913
2,302	Cadence Pharmaceuticals, Inc.*	11,280
1,134	Cambrex Corp.*	13,052
811	Cantel Medical Corp.	25,246
1,078	Capital Senior Living Corp.*	24,794
642	Cardiovascular Systems, Inc.*	10,150
3,086	Celldex Therapeutics, Inc.*	29,379
162	Cempra, Inc.*	1,056
1,970	Centene Corp.*	88,689
2,512	Cepheid, Inc.*	91,512
2,083	Cerus Corp.*	6,853
736	Chemed Corp.	56,812
208	ChemoCentryx, Inc.*	2,806
442	Chindex International, Inc.*	4,840
523	Clovis Oncology, Inc.*	9,864
1,002	Codexis, Inc.*	2,074
424	Computer Programs & Systems, Inc.	22,107
1,201	Conceptus, Inc.*	26,818
1,083	CONMED Corp.	33,692
1,885	Corcept Therapeutics, Inc.*	3,073
329	Cornerstone Therapeutics, Inc.*	2,194
678	Coronado Biosciences, Inc.*	4,963
234	Corvel Corp.*	11,241
1,040	Cross Country Healthcare, Inc.*	5,928
1,055	CryoLife, Inc.	6,467
2,425	Cubist Pharmaceuticals, Inc.*	102,893
455	Cumberland Pharmaceuticals, Inc.*	1,993
3,025	Curis, Inc.*	8,137
1,054	Cyberonics, Inc.*	48,220
472	Cynosure, Inc., Class A*	13,372
2,343	Cytori Therapeutics, Inc.*	5,975
5,896	Dendreon Corp.*	34,138
2,134	Depomed, Inc.*	13,807
444	Derma Sciences, Inc.*	5,475
2,624	DexCom, Inc.*	39,176
1,660	Discovery Laboratories, Inc.*	4,084
331	Durata Therapeutics, Inc.*	2,830
3,783	Dyax Corp.*	12,143
6,667	Dynavax Technologies Corp.*	13,601
991	Emergent Biosolutions, Inc.*	15,351
1,176	Emeritus Corp.*	33,504
1,133	Endocyte, Inc.*	10,933
2,118	Endologix, Inc.*	31,897
666	Ensign Group, Inc. (The)	20,859
1,021	EnteroMedics, Inc.*	857
1,486	Enzon Pharmaceuticals, Inc.	6,286
713	Epocrates, Inc.*	8,378
2,437	Exact Sciences Corp.*	26,027
329	Exactech, Inc.*	6,057
1,119	ExamWorks Group, Inc.*	15,845
7,017	Exelixis, Inc.*	31,998
1,628	Five Star Quality Care, Inc.*	10,322
930	Fluidigm Corp.*	16,052
282	Furiex Pharmaceuticals, Inc.*	10,451
614	Genomic Health, Inc.*	17,591
1,165	Gentiva Health Services, Inc.*	12,256
5,057	Geron Corp.*	7,383
367	Globus Medical, Inc., Class A*	5,303
905	Greatbatch, Inc.*	24,498
303	Greenway Medical Technologies, Inc.*	4,803
1,012	GTx, Inc.*	4,605
1,940	Haemonetics Corp.*	80,025
3,435	Halozyme Therapeutics, Inc.*	18,755
1,306	Hanger, Inc.*	38,736
2,100	Hansen Medical, Inc.*	4,494
948	Harvard Bioscience, Inc.*	5,451
3,659	HealthSouth Corp.*	88,255
748	HealthStream, Inc.*	16,000
1,279	Healthways, Inc.*	16,435
541	HeartWare International, Inc.*	46,212
410	Hi-Tech Pharmacal Co., Inc.	15,174

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,291	HMS Holdings Corp.*	$95,406
1,476	Horizon Pharma, Inc.*	3,114
136	Hyperion Therapeutics, Inc.*	2,481
479	ICU Medical, Inc.*	27,188
3,449	Idenix Pharmaceuticals, Inc.*	14,520
1,957	ImmunoCellular Therapeutics Ltd.*	4,971
3,194	ImmunoGen, Inc.*	48,453
2,524	Immunomedics, Inc.*	5,805
2,565	Impax Laboratories, Inc.*	50,864
1,083	Infinity Pharmaceuticals, Inc.*	44,717
1,999	Insulet Corp.*	45,117
747	Integra LifeSciences Holdings Corp.*	30,433
180	Intercept Pharmaceuticals, Inc.*	7,024
3,116	InterMune, Inc.*	27,639
1,218	Invacare Corp.	17,673
634	IPC The Hospitalist Co., Inc.*	26,438
2,877	Ironwood Pharmaceuticals, Inc.*	42,954
3,835	Isis Pharmaceuticals, Inc.*	56,374
1,590	Jazz Pharmaceuticals plc*	92,506
3,116	Keryx Biopharmaceuticals, Inc.*	20,036
2,025	Kindred Healthcare, Inc.*	22,822
194	KYTHERA Biopharmaceuticals, Inc.*	5,056
362	Landauer, Inc.	21,253
611	Lannett Co., Inc.*	5,047
8,095	Lexicon Pharmaceuticals, Inc.*	15,947
567	LHC Group, Inc.*	11,521
666	Ligand Pharmaceuticals, Inc., Class B*	13,680
1,596	Luminex Corp.*	26,940
1,046	Magellan Health Services, Inc.*	53,932
1,508	MAKO Surgical Corp.*	19,287
5,151	MannKind Corp.*	13,187
1,076	MAP Pharmaceuticals, Inc.*	26,900
1,911	Masimo Corp.	37,933
1,063	Maxygen, Inc.	2,594
2,233	MedAssets, Inc.*	41,244
2,111	Medicines Co. (The)*	67,151
851	Medidata Solutions, Inc.*	44,354
2,260	Merge Healthcare, Inc.*	5,537
1,580	Meridian Bioscience, Inc.	33,496
1,610	Merit Medical Systems, Inc.*	19,191
582	Merrimack Pharmaceuticals, Inc.*	3,725
1,146	Molina Healthcare, Inc.*	36,569
1,793	Momenta Pharmaceuticals, Inc.*	22,843
487	MWI Veterinary Supply, Inc.*	61,489
404	National Healthcare Corp.	18,733
96	National Research Corp.	5,460
1,127	Natus Medical, Inc.*	14,313
4,090	Navidea Biopharmaceuticals, Inc.*	12,556
4,388	Nektar Therapeutics*	40,677
902	Neogen Corp.*	42,232
2,539	Neurocrine Biosciences, Inc.*	26,863
599	NewLink Genetics Corp.*	7,050
4,967	Novavax, Inc.*	9,040
3,298	NPS Pharmaceuticals, Inc.*	26,318
1,653	NuVasive, Inc.*	30,696
1,982	NxStage Medical, Inc.*	22,238
667	Obagi Medical Products, Inc.*	8,991
988	Omeros Corp.*	5,365
1,286	Omnicell, Inc.*	23,174
557	OncoGenex Pharmaceutical, Inc.*	6,623
2,187	Oncothyreon, Inc.*	4,527
4,090	Opko Health, Inc.*	28,385
1,801	Optimer Pharmaceuticals, Inc.*	21,828
2,074	OraSure Technologies, Inc.*	11,531
2,785	Orexigen Therapeutics, Inc.*	16,599
717	Orthofix International N.V.*	26,715
630	Osiris Therapeutics, Inc.*	4,145
2,432	Owens & Minor, Inc.	74,054
1,419	Pacific Biosciences of California, Inc.*	3,264
706	Pacira Pharmaceuticals, Inc.*	15,433
1,454	Pain Therapeutics, Inc.*	4,260
748	Palomar Medical Technologies, Inc.*	8,258
2,293	PAREXEL International Corp.*	79,544
384	PDI, Inc.*	2,803
5,355	PDL BioPharma, Inc.	38,235
348	Pernix Therapeutics Holdings*	2,074
2,083	Pharmacyclics, Inc.*	182,846
1,129	PharMerica Corp.*	16,179
502	PhotoMedex, Inc.*	7,404
1,018	Pozen, Inc.*	6,301
1,591	Progenics Pharmaceuticals, Inc.*	4,200
499	Providence Service Corp. (The)*	8,523
1,514	Quality Systems, Inc.	28,039
2,058	Questcor Pharmaceuticals, Inc.	67,091
1,079	Quidel Corp.*	25,540
1,981	Raptor Pharmaceutical Corp.*	9,846
496	Regulus Therapeutics, Inc.*	2,554
1,181	Repligen Corp.*	7,358
650	Repros Therapeutics, Inc.*	7,637
3,265	Rigel Pharmaceuticals, Inc.*	21,941
406	Rochester Medical Corp.*	5,993
799	Rockwell Medical Technologies, Inc.*	3,524
2,138	RTI Biologics, Inc.*	7,761
359	Sagent Pharmaceuticals, Inc.*	5,888
2,013	Sangamo Biosciences, Inc.*	20,512
2,095	Santarus, Inc.*	27,801
2,174	Sciclone Pharmaceuticals, Inc.*	10,348
3,639	Seattle Genetics, Inc.*	102,401
1,339	Select Medical Holdings Corp.	12,372
4,385	Sequenom, Inc.*	18,022
1,346	SIGA Technologies, Inc.*	5,761
733	Skilled Healthcare Group, Inc., Class A*	4,266
2,622	Solta Medical, Inc.*	5,978
1,313	Spectranetics Corp. (The)*	23,831
2,279	Spectrum Pharmaceuticals, Inc.	25,981
1,390	Staar Surgical Co.*	7,492
2,213	STERIS Corp.	86,307
415	Sucampo Pharmaceuticals, Inc., Class A*	2,121
1,134	Sunesis Pharmaceuticals, Inc.*	5,919
164	Supernus Pharmaceuticals, Inc.*	1,256
490	SurModics, Inc.*	12,426
1,403	Symmetry Medical, Inc.*	14,633
431	Synageva BioPharma Corp.*	21,537
1,573	Synergy Pharmaceuticals, Inc.*	8,604
1,522	Synta Pharmaceuticals Corp.*	13,074
1,042	Targacept, Inc.*	4,512
1,087	Team Health Holdings, Inc.*	36,404
175	TESARO, Inc.*	3,475
2,323	Theravance, Inc.*	47,134
1,721	Threshold Pharmaceuticals, Inc.*	7,968
610	Tornier N.V.*	10,602
483	Transcept Pharmaceuticals, Inc.*	2,801
742	Triple-S Management Corp., Class B*	13,326

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,177	Trius Therapeutics, Inc.*	$6,179
450	U.S. Physical Therapy, Inc.	11,079
3,439	Unilife Corp.*	8,632
1,438	Universal American Corp.	11,993
126	Utah Medical Products, Inc.	5,223
1,081	Vanda Pharmaceuticals, Inc.*	4,065
1,217	Vanguard Health Systems, Inc.*	18,097
625	Vascular Solutions, Inc.*	9,488
751	Ventrus Biosciences, Inc.*	2,298
242	Verastem, Inc.*	2,280
2,908	Vical, Inc.*	9,306
2,523	ViroPharma, Inc.*	62,924
3,817	Vivus, Inc.*	40,918
272	Vocera Communications, Inc.*	7,173
2,040	Volcano Corp.*	44,146
1,650	WellCare Health Plans, Inc.*	94,364
1,297	West Pharmaceutical Services, Inc.	78,365
1,505	Wright Medical Group, Inc.*	34,991
1,644	XenoPort, Inc.*	12,560
3,118	XOMA Corp.*	8,450
648	ZELTIQ Aesthetics, Inc.*	2,611
2,545	ZIOPHARM Oncology, Inc.*	11,274
2,087	Zogenix, Inc.*	3,903
		5,985,999
	Industrials — 7.8%

1,491	A. O. Smith Corp.	106,651
368	A.T. Cross Co., Class A*	4,493
711	AAON, Inc.	17,107
1,542	AAR Corp.	27,093
2,057	ABM Industries, Inc.	46,694
1,903	Acacia Research Corp.*	53,208
4,326	ACCO Brands Corp.*	32,445
1,812	Accuride Corp.*	7,339
1,027	Aceto Corp.	10,691
685	Acorn Energy, Inc.	4,459
2,789	Actuant Corp., Class A	84,813
1,621	Acuity Brands, Inc.	110,439
1,314	Advisory Board Co. (The)*	66,764
1,503	Aegion Corp.*	36,117
663	Aerovironment, Inc.*	14,666
2,035	Air Transport Services Group, Inc.*	11,233
2,249	Aircastle Ltd.	30,294
265	Alamo Group, Inc.	9,482
2,722	Alaska Air Group, Inc.*	140,319
1,057	Albany International Corp., Class A	30,188
572	Allegiant Travel Co.	45,926
1,031	Altra Holdings, Inc.	26,538
332	AMERCO	50,036
772	Ameresco, Inc., Class A*	6,415
362	American Railcar Industries, Inc.	15,798
323	American Science & Engineering, Inc.	20,200
1,496	American Superconductor Corp.*	4,323
370	American Woodmark Corp.*	11,877
326	Ampco-Pittsburgh Corp.	6,099
1,238	API Technologies Corp.*	3,244
1,083	Apogee Enterprises, Inc.	27,931
1,615	Applied Industrial Technologies, Inc.	70,107
1,399	ARC Document Solutions, Inc.*	3,148
377	Argan, Inc.	6,307
975	Arkansas Best Corp.	11,251
768	Astec Industries, Inc.	27,348
462	Astronics Corp.*	12,728
1,012	Atlas Air Worldwide Holdings, Inc.*	47,756
4,064	Avis Budget Group, Inc.*	94,976
967	AZZ, Inc.	43,186
2,077	Barnes Group, Inc.	55,269
268	Barrett Business Services, Inc.	11,706
1,794	Beacon Roofing Supply, Inc.*	66,199
1,742	Belden, Inc.	87,727
1,874	Blount International, Inc.*	28,241
1,256	BlueLinx Holdings, Inc.*	3,668
1,878	Brady Corp., Class A	63,946
1,863	Briggs & Stratton Corp.	45,569
1,809	Brink’s Co. (The)	47,848
1,721	Builders FirstSource, Inc.*	10,412
555	CAI International, Inc.*	15,318
11,429	Capstone Turbine Corp.*	11,086
353	Cascade Corp.	22,680
1,432	Casella Waste Systems, Inc., Class A*	6,702
1,454	CBIZ, Inc.*	9,247
524	CDI Corp.	8,625
275	Ceco Environmental Corp.	2,970
767	Celadon Group, Inc.	15,286
2,067	Cenveo, Inc.*	4,341
1,145	Chart Industries, Inc.*	83,081
666	CIRCOR International, Inc.	27,759
1,923	CLARCOR, Inc.	98,054
333	Coleman Cable, Inc.	3,300
743	Columbus McKinnon Corp.*	14,578
1,431	Comfort Systems USA, Inc.	17,859
935	Commercial Vehicle Group, Inc.*	7,386
44	Compx International, Inc.	622
286	Consolidated Graphics, Inc.*	11,040
1,283	Corporate Executive Board Co. (The)	69,462
371	Courier Corp.	4,656
254	CPI Aerostructures, Inc.*	2,261
398	CRA International, Inc.*	8,800
609	Cubic Corp.	25,420
1,796	Curtiss-Wright Corp.	62,339
1,952	Deluxe Corp.	77,455
2,047	DigitalGlobe, Inc.*	53,378
1,171	Dolan Co. (The)*	3,408
847	Douglas Dynamics, Inc.	12,044
337	DXP Enterprises, Inc.*	20,961
1,287	Dycom Industries, Inc.*	26,963
516	Dynamic Materials Corp.	8,720
238	Eastern Co. (The)	3,958
565	Echo Global Logistics, Inc.*	10,537
574	Edgen Group, Inc.*	4,603
2,555	EMCOR Group, Inc.	98,546
633	Encore Wire Corp.	20,693
1,682	Energy Recovery, Inc.*	8,275
3,035	EnergySolutions, Inc.*	11,290
944	EnerNOC, Inc.*	15,567
1,836	EnerSys*	75,056
1,001	Ennis, Inc.	15,676
304	Enphase Energy, Inc.*	1,499
788	EnPro Industries, Inc.*	36,666
1,023	ESCO Technologies, Inc.	41,493
1,173	Esterline Technologies Corp.*	80,855
513	Exponent, Inc.*	25,789
2,381	Federal Signal Corp.*	18,572
1,832	Flow International Corp.*	6,797
1,114	Forward Air Corp.	42,020
530	Franklin Covey Co.*	7,325

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
897	Franklin Electric Co., Inc.	$58,368
458	FreightCar America, Inc.	9,632
1,607	FTI Consulting, Inc.*	55,827
5,793	FuelCell Energy, Inc.*	6,141
1,426	Furmanite Corp.*	8,513
721	G&K Services, Inc., Class A	30,044
1,196	Genco Shipping & Trading Ltd.*	3,074
2,286	GenCorp, Inc.*	27,546
947	Generac Holdings, Inc.	32,624
1,697	Genesee & Wyoming, Inc., Class A*	151,915
1,169	Gibraltar Industries, Inc.*	20,048
658	Global Power Equipment Group, Inc.	11,041
582	Gorman-Rupp Co. (The)	16,785
566	GP Strategies Corp.*	12,220
381	Graham Corp.	8,873
1,480	Granite Construction, Inc.	46,013
2,263	Great Lakes Dredge & Dock Corp.	22,064
875	Greenbrier Cos., Inc.*	17,719
1,742	Griffon Corp.	19,632
1,099	H&E Equipment Services, Inc.	21,387
447	Hardinge, Inc.	5,847
1,955	Hawaiian Holdings, Inc.*	11,065
2,571	Healthcare Services Group, Inc.	61,961
1,837	Heartland Express, Inc.	24,928
2,017	HEICO Corp.	87,558
689	Heidrick & Struggles International, Inc.	9,370
294	Heritage-Crystal Clean, Inc.*	4,336
2,233	Herman Miller, Inc.	53,592
3,812	Hexcel Corp.*	103,877
871	Hill International, Inc.*	2,970
1,743	HNI Corp.	55,009
683	Houston Wire & Cable Co.	7,950
1,420	Hub Group, Inc., Class A*	53,577
1,273	Hudson Global, Inc.*	4,685
247	Hurco Cos., Inc.*	6,946
878	Huron Consulting Group, Inc.*	34,409
422	Hyster-Yale Materials Handling, Inc.	21,619
762	ICF International, Inc.*	18,852
2,013	II-VI, Inc.*	34,885
1,216	InnerWorkings, Inc.*	17,960
869	Insperity, Inc.	24,636
677	Insteel Industries, Inc.	10,758
2,242	Interface, Inc.	41,051
210	International Shipholding Corp.	3,845
347	Intersections, Inc.	3,640
8,946	JetBlue Airways Corp.*	54,213
1,107	John Bean Technologies Corp.	20,402
447	Kadant, Inc.*	10,974
1,010	Kaman Corp.	35,249
1,227	Kaydon Corp.	30,687
1,026	Kelly Services, Inc., Class A	18,119
951	KEYW Holding Corp. (The)*	13,789
1,103	Kforce, Inc.	16,038
1,248	Kimball International, Inc., Class B	11,494
2,214	Knight Transportation, Inc.	34,671
1,835	Knoll, Inc.	31,232
1,831	Korn/Ferry International*	33,892
1,536	Kratos Defense & Security Solutions, Inc.*	6,497
349	L.B. Foster Co., Class A	15,412
760	Layne Christensen Co.*	16,712
487	Lindsay Corp.	41,614
345	LMI Aerospace, Inc.*	7,642
747	LSI Industries, Inc.	5,147
654	Lydall, Inc.*	9,849
596	Marten Transport Ltd.	12,337
2,097	MasTec, Inc.*	63,099
948	McGrath RentCorp	27,957
3,694	Meritor, Inc.*	16,254
1,535	Metalico, Inc.*	2,517
562	Met-Pro Corp.	5,541
331	Michael Baker Corp.	8,023
717	Middleby Corp.*	107,055
424	Miller Industries, Inc.	6,750
1,057	Mine Safety Appliances Co.	49,520
598	Mistras Group, Inc.*	12,229
1,463	Mobile Mini, Inc.*	39,384
1,733	Moog, Inc., Class A*	77,916
759	Mueller Industries, Inc.	40,364
5,998	Mueller Water Products, Inc., Class A	33,709
517	Multi-Color Corp.	12,475
785	MYR Group, Inc.*	18,220
184	National Presto Industries, Inc.	13,982
1,985	Navigant Consulting, Inc.*	25,269
693	NCI Building Systems, Inc.*	11,331
251	NL Industries, Inc.	3,213
652	NN, Inc.*	5,646
297	Nortek, Inc.*	21,366
359	Northwest Pipe Co.*	8,573
2,804	Odyssey Marine Exploration, Inc.*	9,814
2,728	Old Dominion Freight Line, Inc.*	98,072
105	Omega Flex, Inc.	1,463
1,644	On Assignment, Inc.*	35,938
2,258	Orbital Sciences Corp.*	33,373
1,038	Orion Marine Group, Inc.*	9,882
1,344	Pacer International, Inc.*	5,578
332	Park-Ohio Holdings Corp.*	6,753
152	Patrick Industries, Inc.*	2,016
244	Patriot Transportation Holding, Inc.*	6,632
5,928	Pendrell Corp.*	8,477
345	Performant Financial Corp.*	4,571
748	PGT, Inc.*	4,316
659	Pike Electric Corp.	9,186
795	PMFG, Inc.*	5,382
342	Powell Industries, Inc.*	19,908
90	Preformed Line Products Co.	6,374
1,145	Primoris Services Corp.	21,469
192	Proto Labs, Inc.*	8,926
964	Quad/Graphics, Inc.	20,967
818	Quality Distribution, Inc.*	6,454
1,408	Quanex Building Products Corp.	28,033
677	Rand Logistics, Inc.*	3,859
1,388	Raven Industries, Inc.	39,183
849	RBC Bearings, Inc.*	42,314
1,854	Republic Airways Holdings, Inc.*	17,446
1,627	Resources Connection, Inc.	19,866
1,103	Rexnord Corp.*	22,468
547	Roadrunner Transportation Systems, Inc.*	12,461
810	RPX Corp.*	9,598
1,273	Rush Enterprises, Inc., Class A*	31,188
613	Saia, Inc.*	19,696
447	Sauer-Danfoss, Inc.	24,192
453	Schawk, Inc.	4,874
12	Seaboard Corp.	34,236
421	SeaCube Container Leasing Ltd.	9,679

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
96	SIFCO Industries, Inc.	$1,540
1,531	Simpson Manufacturing Co., Inc.	44,552
1,950	SkyWest, Inc.	27,300
1,593	Spirit Airlines, Inc.*	32,258
599	Standard Parking Corp.*	12,432
483	Standex International Corp.	25,995
2,913	Steelcase, Inc., Class A	41,219
625	Sterling Construction Co., Inc.*	7,062
791	Sun Hydraulics Corp.	22,061
3,024	Swift Transportation Co.*	40,915
4,312	Swisher Hygiene, Inc.*	6,080
405	Sypris Solutions, Inc.	1,677
1,118	TAL International Group, Inc.	48,130
1,968	Taser International, Inc.*	14,662
762	Team, Inc.*	33,421
1,407	Teledyne Technologies, Inc.*	103,527
721	Tennant Co.	33,649
2,428	Tetra Tech, Inc.*	70,072
529	Textainer Group Holdings Ltd.	21,393
563	Thermon Group Holdings, Inc.*	11,541
1,828	Titan International, Inc.	38,589
647	Titan Machinery, Inc.*	18,278
493	TMS International Corp., Class A*	6,794
586	TRC Cos., Inc.*	3,774
571	Trex Co., Inc.*	26,974
1,233	Trimas Corp.*	35,375
1,547	TrueBlue, Inc.*	29,996
1,367	Tutor Perini Corp.*	23,253
326	Twin Disc, Inc.	7,791
555	UniFirst Corp.	46,365
1,557	United Stationers, Inc.	56,363
755	Universal Forest Products, Inc.	30,638
209	Universal Truckload Services, Inc.	3,812
6,215	US Airways Group, Inc.*	83,467
701	US Ecology, Inc.	17,434
2,836	USG Corp.*	80,032
775	Viad Corp.	21,281
752	Vicor Corp.*	3,971
158	VSE Corp.	3,620
2,616	Wabash National Corp.*	24,957
268	WageWorks, Inc.*	6,327
1,126	Watsco, Inc.	87,682
1,075	Watts Water Technologies, Inc., Class A	50,460
1,693	Werner Enterprises, Inc.	38,973
675	Wesco Aircraft Holdings, Inc.*	9,180
208	Willis Lease Finance Corp.*	3,122
2,647	Woodward, Inc.	99,077
675	XPO Logistics, Inc.*	11,759
1,029	Zipcar, Inc.*	12,585
		7,508,506
	Information Technology — 8.5%

2,689	3D Systems Corp.*	99,367
2,125	Accelrys, Inc.*	20,102
1,522	ACI Worldwide, Inc.*	69,723
1,487	Active Network, Inc. (The)*	6,974
1,887	Actuate Corp.*	11,341
2,940	Acxiom Corp.*	53,537
2,439	ADTRAN, Inc.	54,487
1,521	Advanced Energy Industries, Inc.*	27,439
1,208	Advent Software, Inc.*	31,650
757	Aeroflex Holding Corp.*	7,002
560	Agilysys, Inc.*	5,158
658	Alpha & Omega Semiconductor Ltd.*	5,303
231	Ambarella, Inc.*	2,301
104	Ambient Corp.*	281
897	American Software, Inc., Class A	7,320
2,827	Amkor Technology, Inc.*	11,449
2,697	ANADIGICS, Inc.*	5,691
504	Anaren, Inc.*	9,752
1,362	Angie’s List, Inc.*	23,236
1,080	Anixter International, Inc.	74,434
2,501	Applied Micro Circuits Corp.*	19,883
4,328	Arris Group, Inc.*	75,091
4,281	Aruba Networks, Inc.*	106,683
3,582	Aspen Technology, Inc.*	110,182
1,222	ATMI, Inc.*	26,762
232	Audience, Inc.*	3,164
306	AVG Technologies NV*	4,804
2,346	Aviat Networks, Inc.*	8,352
1,143	Avid Technology, Inc.*	7,921
464	Aware, Inc.	2,320
4,120	Axcelis Technologies, Inc.*	4,697
1,237	AXT, Inc.*	3,525
556	Badger Meter, Inc.	28,223
1,768	Bankrate, Inc.*	19,890
397	Bazaarvoice, Inc.*	2,779
406	Bel Fuse, Inc., Class B	6,764
2,207	Benchmark Electronics, Inc.*	38,446
633	Black Box Corp.	15,357
1,728	Blackbaud, Inc.	48,038
1,533	Blucora, Inc.*	23,761
1,438	Bottomline Technologies (de), Inc.*	39,013
227	Brightcove, Inc.*	1,430
1,052	BroadSoft, Inc.*	22,092
2,539	Brooks Automation, Inc.	25,669
902	Cabot Microelectronics Corp.	30,821
868	CACI International, Inc., Class A*	44,051
1,340	CalAmp Corp.*	14,673
1,503	Calix, Inc.*	12,881
1,327	Callidus Software, Inc.*	5,772
432	Carbonite, Inc.*	4,242
1,689	Cardtronics, Inc.*	44,522
391	Cass Information Systems, Inc.	16,715
1,903	Cavium, Inc.*	70,259
888	CEVA, Inc.*	13,435
1,547	Checkpoint Systems, Inc.*	18,347
2,789	CIBER, Inc.*	12,411
3,796	Ciena Corp.*	57,851
2,469	Cirrus Logic, Inc.*	59,355
1,640	Cognex Corp.	67,552
906	Coherent, Inc.	52,331
933	Cohu, Inc.	9,386
1,710	CommVault Systems, Inc.*	126,454
585	Computer Task Group, Inc.*	11,641
1,353	comScore, Inc.*	21,567
688	Comtech Telecommunications Corp.	18,425
839	Comverse, Inc.*	23,089
1,164	Constant Contact, Inc.*	16,447
4,179	Convergys Corp.	69,330
1,288	Cornerstone OnDemand, Inc.*	43,612
1,080	CoStar Group, Inc.*	108,799
1,418	Cray, Inc.*	27,438
1,301	CSG Systems International, Inc.*	25,252
1,304	CTS Corp.	12,779
1,184	Cymer, Inc.*	117,074
1,382	Daktronics, Inc.	14,110
584	Datalink Corp.*	6,062

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,625	Dealertrack Technologies, Inc.*	$47,921
1,147	Demand Media, Inc.*	9,291
250	Demandware, Inc.*	6,613
1,619	Dice Holdings, Inc.*	15,607
986	Digi International, Inc.*	9,722
272	Digimarc Corp.	6,074
1,413	Digital River, Inc.*	20,121
1,359	Diodes, Inc.*	27,085
837	DSP Group, Inc.*	6,060
700	DTS, Inc.*	13,930
179	E2open, Inc.*	3,537
4,066	EarthLink, Inc.	23,623
1,082	Ebix, Inc.	17,344
1,454	Echelon Corp.*	3,824
718	Electro Rent Corp.	11,617
877	Electro Scientific Industries, Inc.	9,656
1,777	Electronics for Imaging, Inc.*	40,978
963	Ellie Mae, Inc.*	19,549
3,323	Emulex Corp.*	21,433
5,255	Entegris, Inc.*	49,975
3,369	Entropic Communications, Inc.*	14,857
794	Envestnet, Inc.*	12,180
297	Envivio, Inc.*	505
186	EPAM Systems, Inc.*	3,902
1,207	EPIQ Systems, Inc.	15,015
152	ePlus, Inc.	6,986
1,943	Euronet Worldwide, Inc.*	46,904
239	Exa Corp.*	2,364
373	ExactTarget, Inc.*	8,318
1,424	Exar Corp.*	16,732
894	ExlService Holdings, Inc.*	27,061
3,604	Extreme Networks*	12,614
845	Fabrinet*	13,866
1,313	Fair Isaac Corp.	58,218
1,212	FalconStor Software, Inc.*	3,260
648	FARO Technologies, Inc.*	27,443
1,452	FEI Co.	91,970
3,495	Finisar Corp.*	51,202
2,305	First Solar, Inc.*	59,584
344	Fleetmatics Group plc*	8,170
1,899	FormFactor, Inc.*	9,533
539	Forrester Research, Inc.	14,801
2,518	Global Cash Access Holdings, Inc.*	17,878
882	Globecomm Systems, Inc.*	10,707
2,069	Glu Mobile, Inc.*	4,697
1,116	GSI Group, Inc.*	10,714
789	GSI Technology, Inc.*	5,065
4,531	GT Advanced Technologies, Inc.*	12,959
547	Guidance Software, Inc.*	5,366
783	Guidewire Software, Inc.*	28,619
941	Hackett Group, Inc. (The)	4,357
4,501	Harmonic, Inc.*	25,611
1,484	Heartland Payment Systems, Inc.	46,152
1,049	Higher One Holdings, Inc.*	9,378
1,206	Hittite Microwave Corp.*	78,173
1,231	iGATE Corp.*	23,524
1,183	Imation Corp.*	4,034
1,076	Immersion Corp.*	7,198
372	Imperva, Inc.*	13,578
4,201	Infinera Corp.*	27,264
315	Infoblox, Inc.*	6,643
850	Innodata, Inc.*	2,967
895	Inphi Corp.*	8,646
1,700	Insight Enterprises, Inc.*	32,674
5,447	Integrated Device Technology, Inc.*	37,040
1,046	Integrated Silicon Solution, Inc.*	8,891
562	Interactive Intelligence Group, Inc.*	23,385
1,568	InterDigital, Inc.	69,619
2,297	Intermec, Inc.*	22,740
530	Intermolecular, Inc.*	5,125
2,031	Internap Network Services Corp.*	17,629
2,649	International Rectifier Corp.*	55,682
4,879	Intersil Corp., Class A	41,423
891	Intevac, Inc.*	4,259
1,396	IntraLinks Holdings, Inc.*	8,208
1,394	InvenSense, Inc.*	16,756
1,988	Ipass, Inc.*	3,996
1,614	Ixia*	32,732
939	IXYS Corp.	9,362
1,771	j2 Global, Inc.	63,189
620	Jive Software, Inc.*	10,280
1,718	Kemet Corp.*	11,115
401	Key Tronic Corp.*	4,263
601	Keynote Systems, Inc.	9,183
2,558	Kopin Corp.*	8,237
565	KVH Industries, Inc.*	7,526
4,516	Lattice Semiconductor Corp.*	21,135
2,166	Limelight Networks, Inc.*	4,592
2,155	Lionbridge Technologies, Inc.*	8,232
902	Liquidity Services, Inc.*	30,713
830	Littelfuse, Inc.	54,921
2,107	LivePerson, Inc.*	30,488
845	LogMeIn, Inc.*	15,092
421	Loral Space & Communications, Inc.	24,519
1,876	LTX-Credence Corp.*	10,881
233	M/A-COM Technology Solutions Holdings, Inc.*	3,775
778	Manhattan Associates, Inc.*	54,351
885	ManTech International Corp., Class A	21,957
867	Marchex, Inc., Class B	3,277
844	Market Leader, Inc.*	6,279
389	Mattersight Corp.*	1,774
2,239	Mattson Technology, Inc.*	2,754
1,300	MAXIMUS, Inc.	94,614
848	MaxLinear, Inc., Class A*	4,986
1,115	Maxwell Technologies, Inc.*	9,756
579	Measurement Specialties, Inc.*	21,029
708	MeetMe, Inc.*	1,820
8,837	MEMC Electronic Materials, Inc.*	43,743
3,566	Mentor Graphics Corp.*	63,154
1,185	Mercury Systems, Inc.*	8,117
99	Mesa Laboratories, Inc.	5,253
1,417	Methode Electronics, Inc.	18,577
1,859	Micrel, Inc.	19,557
3,402	Microsemi Corp.*	70,183
326	MicroStrategy, Inc., Class A*	33,213
437	Millennial Media, Inc.*	4,095
1,383	Mindspeed Technologies, Inc.*	6,154
2,011	MKS Instruments, Inc.	54,579
1,510	ModusLink Global Solutions, Inc.*	4,349
821	MoneyGram International, Inc.*	13,308
1,168	Monolithic Power Systems, Inc.	28,721
1,400	Monotype Imaging Holdings, Inc.	29,400
4,642	Monster Worldwide, Inc.*	23,767
1,288	MoSys, Inc.*	4,469
1,503	Move, Inc.*	14,669
616	MTS Systems Corp.	33,264
335	Multi-Fineline Electronix, Inc.*	5,119
899	Nanometrics, Inc.*	13,260
861	Neonode, Inc.*	4,589

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
749	NeoPhotonics Corp.*	$3,760
1,454	NETGEAR, Inc.*	49,509
1,406	Netscout Systems, Inc.*	35,755
1,463	Newport Corp.*	23,920
2,468	NIC, Inc.	43,733
445	Numerex Corp., Class A*	5,469
185	NVE Corp.*	9,798
2,796	Oclaro, Inc.*	3,719
2,578	OCZ Technology Group, Inc.*	4,460
2,005	OmniVision Technologies, Inc.*	30,897
864	OpenTable, Inc.*	48,038
730	Oplink Communications, Inc.*	11,213
760	OSI Systems, Inc.*	43,799
796	Park Electrochemical Corp.	20,139
2,905	Parkervision, Inc.*	11,591
342	PC Connection, Inc.	4,904
707	PC-Tel, Inc.	4,892
924	PDF Solutions, Inc.*	14,359
658	Pegasystems, Inc.	18,023
242	Peregrine Semiconductor Corp.*	2,418
1,223	Perficient, Inc.*	14,162
904	Pericom Semiconductor Corp.*	6,346
507	Pervasive Software, Inc.*	4,639
2,312	Photronics, Inc.*	15,352
1,627	Plantronics, Inc.	65,666
1,339	Plexus Corp.*	32,618
1,713	PLX Technology, Inc.*	8,137
1,087	Power Integrations, Inc.	45,447
2,568	Power-One, Inc.*	10,940
892	PRGX Global, Inc.*	5,798
737	Procera Networks, Inc.*	8,623
2,215	Progress Software Corp.*	49,882
242	Proofpoint, Inc.*	3,383
836	PROS Holdings, Inc.*	21,786
4,578	PTC, Inc.*	105,935
239	QAD, Inc., Class A	3,119
3,268	QLIK Technologies, Inc.*	84,968
3,480	QLogic Corp.*	39,602
333	Qualys, Inc.*	3,949
8,970	Quantum Corp.*	11,302
1,685	QuickLogic Corp.*	3,640
1,251	QuinStreet, Inc.*	7,168
876	Radisys Corp.*	3,670
4,227	Rambus, Inc.*	23,840
1,586	RealD, Inc.*	18,461
837	RealNetworks, Inc.*	6,085
1,372	RealPage, Inc.*	29,718
1,368	Responsys, Inc.*	11,040
10,649	RF Micro Devices, Inc.*	49,092
492	Richardson Electronics Ltd.	5,884
1	Riverbed Technology, Inc.*	15
1,093	Rofin-Sinar Technologies, Inc.*	29,041
623	Rogers Corp.*	29,723
409	Rosetta Stone, Inc.*	4,736
651	Rubicon Technology, Inc.*	3,359
322	Ruckus Wireless, Inc.*	6,878
1,230	Rudolph Technologies, Inc.*	13,555
1,140	Saba Software, Inc.*	9,964
3,120	Sanmina Corp.*	31,949
523	Sapiens International Corp. NV	2,526
4,716	Sapient Corp.*	52,914
1,056	ScanSource, Inc.*	31,691
684	SciQuest, Inc.*	13,099
1,094	Seachange International, Inc.*	12,603
2,508	Semtech Corp.*	76,670
1,900	ServiceSource International, Inc.*	12,008
1,846	ShoreTel, Inc.*	7,495
1,260	Sigma Designs, Inc.*	5,859
1,223	Silicon Graphics International Corp.*	18,406
3,187	Silicon Image, Inc.*	14,692
8,144	Sonus Networks, Inc.*	19,953
1,131	Sourcefire, Inc.*	60,656
1,846	Spansion, Inc., Class A*	21,709
439	Spark Networks, Inc.*	3,170
474	SPS Commerce, Inc.*	17,723
1,297	SS&C Technologies Holdings, Inc.*	32,827
514	Stamps.com, Inc.*	12,536
1,357	STEC, Inc.*	6,541
1,158	STR Holdings, Inc.*	2,316
1,522	SunPower Corp.*	17,868
1,115	Super Micro Computer, Inc.*	13,046
395	Supertex, Inc.	8,923
1,865	Support.com, Inc.*	7,274
1,490	Sykes Enterprises, Inc.*	22,141
1,593	Symmetricom, Inc.*	7,869
258	Synacor, Inc.*	849
1,289	Synaptics, Inc.*	44,806
1,058	Synchronoss Technologies, Inc.*	31,920
1,007	SYNNEX Corp.*	38,397
591	Syntel, Inc.	35,555
2,994	Take-Two Interactive Software, Inc.*	43,832
1,142	Tangoe, Inc.*	15,611
591	TechTarget, Inc.*	2,872
635	Telenav, Inc.*	4,515
879	TeleTech Holdings, Inc.*	16,446
14,020	Tellabs, Inc.	28,461
635	Telular Corp.	6,325
206	Tessco Technologies, Inc.	4,691
1,987	Tessera Technologies, Inc.	35,448
4,774	TiVo, Inc.*	59,150
273	Travelzoo, Inc.*	5,752
6,452	TriQuint Semiconductor, Inc.*	30,324
267	Trulia, Inc.*	6,365
2,035	TTM Technologies, Inc.*	16,687
1,153	Tyler Technologies, Inc.*	65,029
380	Ubiquiti Networks, Inc.	5,233
1,019	Ultimate Software Group, Inc.*	100,137
1,066	Ultra Clean Holdings*	6,289
1,003	Ultratech, Inc.*	41,103
1,678	Unisys Corp.*	38,560
3,469	United Online, Inc.	20,467
1,521	Universal Display Corp.*	47,729
3,322	Unwired Planet, Inc.*	6,677
2,875	ValueClick, Inc.*	76,676
1,079	VASCO Data Security International, Inc.*	8,923
1,488	Veeco Instruments, Inc.*	47,482
1,923	Verint Systems, Inc.*	65,709
1,436	ViaSat, Inc.*	67,435
147	Viasystems Group, Inc.*	2,084
1,606	VirnetX Holding Corp.*	56,579
713	Virtusa Corp.*	14,937
471	Vishay Precision Group, Inc.*	6,618
1,308	Vistaprint N.V.*	45,780
790	Vocus, Inc.*	11,092
971	Volterra Semiconductor Corp.*	14,905
1,342	Web.com Group, Inc.*	22,921
1,939	WebMD Health Corp.*	42,852
1,425	Websense, Inc.*	21,361

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,756	Westell Technologies, Inc., Class A*	$3,196
1,488	WEX, Inc.*	111,615
1,003	XO Group, Inc.*	9,177
323	Yelp, Inc.*	7,167
2,334	Zix Corp.*	8,776
624	Zygo Corp.*	8,936
		8,138,684
	Materials — 2.7%

1,130	A. Schulman, Inc.	35,425
639	A.M. Castle & Co.*	10,499
345	ADA-ES, Inc.*	9,167
160	AEP Industries, Inc.*	11,285
5,204	AK Steel Holding Corp.	19,515
966	AMCOL International Corp.	28,246
1,066	American Vanguard Corp.	33,078
764	Arabian American Development Co.*	5,623
2,660	Axiall Corp.	150,503
1,120	Balchem Corp.	45,170
1,126	Berry Plastics Group, Inc.*	21,642
3,847	Boise, Inc.	33,046
1,509	Buckeye Technologies, Inc.	41,845
2,179	Calgon Carbon Corp.*	37,174
1,971	Century Aluminum Co.*	15,985
245	Chase Corp.	4,616
3,777	Chemtura Corp.*	75,993
895	Clearwater Paper Corp.*	43,309
3,441	Coeur d’Alene Mines Corp.*	65,413
417	Deltic Timber Corp.	29,770
1,872	Eagle Materials, Inc.	120,388
3,314	Ferro Corp.*	17,001
1,894	Flotek Industries, Inc.*	26,592
739	FutureFuel Corp.	9,688
2,567	General Moly, Inc.*	7,496
2,353	Globe Specialty Metals, Inc.	33,624
2,003	Gold Reserve, Inc.*	5,208
1,142	Gold Resource Corp.	14,960
1,265	Golden Minerals Co.*	3,668
9,910	Golden Star Resources Ltd.*	15,658
5,619	Graphic Packaging Holding Co.*	41,693
308	GSE Holding, Inc.*	2,214
1,910	H.B. Fuller Co.	78,062
206	Handy & Harman Ltd.*	3,337
350	Hawkins, Inc.	13,804
470	Haynes International, Inc.	24,205
2,789	Headwaters, Inc.*	26,244
10,923	Hecla Mining Co.	50,683
1,677	Horsehead Holding Corp.*	17,726
834	Innophos Holdings, Inc.	40,724
883	Innospec, Inc.	35,541
739	Kaiser Aluminum Corp.	45,256
1,547	KapStone Paper and Packaging Corp.	41,212
299	KMG Chemicals, Inc.	5,908
795	Koppers Holdings, Inc.	32,977
1,234	Kraton Performance Polymers, Inc.*	29,665
978	Landec Corp.*	10,768
5,265	Louisiana-Pacific Corp.*	110,407
718	LSB Industries, Inc.*	27,822
782	Materion Corp.	21,630
8,304	McEwen Mining, Inc.*	20,179
445	Metals USA Holdings Corp.	9,229
4,894	Midway Gold Corp.*	5,432
1,359	Minerals Technologies, Inc.	54,686
1,283	Myers Industries, Inc.	18,886
606	Neenah Paper, Inc.	17,695
1,275	Noranda Aluminum Holding Corp.	6,069
3,066	Olin Corp.	71,009
349	Olympic Steel, Inc.	7,214
1,240	OM Group, Inc.*	30,430
1,768	OMNOVA Solutions, Inc.*	14,162
1,637	P. H. Glatfelter Co.	29,712
4,999	Paramount Gold and Silver Corp.*	10,048
3,430	PolyOne Corp.	78,170
496	Quaker Chemical Corp.	28,475
3,101	Resolute Forest Products*	42,794
976	Revett Minerals, Inc.*	1,708
1,161	RTI International Metals, Inc.*	34,447
967	Schnitzer Steel Industries, Inc., Class A	27,666
1,195	Schweitzer-Mauduit International, Inc.	44,036
1,911	Sensient Technologies Corp.	70,535
1,179	Spartech Corp.*	11,637
643	Stepan Co.	39,377
4,432	Stillwater Mining Co.*	57,793
2,680	SunCoke Energy, Inc.*	44,193
864	Texas Industries, Inc.*	50,155
925	Tredegar Corp.	22,644
450	U.S. Silica Holdings, Inc.	11,065
210	UFP Technologies, Inc.*	3,973
66	United States Lime & Minerals, Inc.*	3,461
262	Universal Stainless & Alloy*	9,298
2,058	US Antimony Corp.*	3,848
2,353	Vista Gold Corp.*	4,353
1,688	Wausau Paper Corp.	16,661
2,000	Worthington Industries, Inc.	56,680
849	Zep, Inc.	12,701
1,054	Zoltek Cos., Inc.*	9,855
		2,611,741
	Telecommunication Services — 0.3%

2,707	8x8, Inc.*	16,377
344	Atlantic Tele-Network, Inc.	16,168
605	Boingo Wireless, Inc.*	3,678
1,039	Cbeyond, Inc.*	7,294
7,550	Cincinnati Bell, Inc.*	24,538
1,793	Cogent Communications Group, Inc.	45,094
1,532	Consolidated Communications Holdings, Inc.	25,738
791	Fairpoint Communications, Inc.*	6,605
1,412	General Communication, Inc., Class A*	11,931
392	Hawaiian Telcom Holdco, Inc.*	7,554
516	HickoryTech Corp.	4,845
580	IDT Corp., Class B	5,864
1,431	inContact, Inc.*	9,716
1,903	Iridium Communications, Inc.*	11,627
2,062	Leap Wireless International, Inc.*	11,032
582	Lumos Networks Corp.	6,646
543	magicJack VocalTec Ltd.*	6,217
1,075	Neutral Tandem, Inc.	3,687
568	NTELOS Holdings Corp.	7,089
1,368	ORBCOMM, Inc.*	6,033
1,916	Premiere Global Services, Inc.*	20,444
465	Primus Telecommunications Group, Inc.	5,110

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
913	Shenandoah Telecommunications Co.	$13,156
2,165	Towerstream Corp.*	5,391
848	USA Mobility, Inc.	9,854
5,762	Vonage Holdings Corp.*	15,212
		306,900
	Utilities — 1.7%

1,460	ALLETE, Inc.	68,620
985	American DG Energy, Inc.*	2,167
722	American States Water Co.	38,237
286	Artesian Resources Corp., Class A	6,363
4,571	Atlantic Power Corp.	45,573
2,246	Avista Corp.	58,823
1,688	Black Hills Corp.	70,204
497	Cadiz, Inc.*	3,350
1,604	California Water Service Group	32,176
571	CH Energy Group, Inc.	37,189
367	Chesapeake Utilities Corp.	17,627
2,332	Cleco Corp.	103,308
413	Connecticut Water Service, Inc.	12,332
558	Consolidated Water Co., Ltd.	5,089
260	Delta Natural Gas Co., Inc.	5,080
1,533	El Paso Electric Co.	51,126
1,614	Empire District Electric Co. (The)	34,556
580	Genie Energy Ltd., Class B	4,072
1,918	IDACORP, Inc.	89,551
861	Laclede Group, Inc. (The)	35,094
885	MGE Energy, Inc.	47,507
601	Middlesex Water Co.	11,695
1,591	New Jersey Resources Corp.	70,895
1,026	Northwest Natural Gas Co.	46,734
1,393	NorthWestern Corp.	54,299
680	Ormat Technologies, Inc.	13,899
1,385	Otter Tail Corp.	40,013
2,891	Piedmont Natural Gas Co., Inc.	93,206
3,050	PNM Resources, Inc.	68,503
2,891	Portland General Electric Co.	85,834
539	SJW Corp.	14,289
1,164	South Jersey Industries, Inc.	64,183
1,765	Southwest Gas Corp.	79,955
1,939	UIL Holdings Corp.	75,931
526	Unitil Corp.	14,402
1,541	UNS Energy Corp.	72,458
1,973	WGL Holdings, Inc.	83,201
491	York Water Co.	9,064
		1,666,605
	Total Common Stocks (Cost $46,893,623)	49,196,993

	Investment Company (a) — 0.1%
	Financials — 0.1%

328	Firsthand Technology Value Fund, Inc.*	6,104

	Total Investment Company (Cost $5,873)	6,104

No. of Rights
	Rights — 0.0%‡
927	BlueLinx Holdings, Inc., expiring 03/27/13 at $1.75*^	389
	Total Rights (Cost $—)	389

Principal Amount
	U.S. Government & Agency Securities (a) — 4.3%
	Federal Farm Credit Bank
$78,316	0.01%, due 03/01/13	78,316
	Federal Home Loan Bank
4,072,429	0.00%, due 03/01/13	4,072,429
	Federal Home Loan Mortgage Corp.
4,542	0.04%, due 03/01/13	4,542
	Federal National Mortgage Association
2,036	0.01%, due 03/01/13	2,036
23,495	0.03%, due 03/01/13	23,495
	Total U.S. Government & Agency Securities (Cost $4,180,818)	4,180,818

	Repurchase Agreements (a)(b) — 22.7%
21,892,296	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $21,892,381	21,892,296
	Total Repurchase Agreements (Cost $21,892,296)	21,892,296

	Total Investment Securities (Cost $72,972,610) — 78.2%	75,276,600
	Other assets less liabilities — 21.8%	21,041,153
	Net Assets — 100.0%	$96,317,753

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $389 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $40,035,209.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,167,363
Aggregate gross unrealized depreciation	(860,182)
Net unrealized appreciation	$2,307,181
Federal income tax cost of investments	$72,969,419

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	194	03/15/13	$17,638,480	$369,355

Cash collateral in the amount of $787,520 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$7,322,927	$5,752

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	10,820,998	4,229,371

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	10,740,323	590,972

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	10,349,422	1,848,199

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	1,506,570	1,205

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	12,900,445	4,059,414

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	11,185,109	2,282,747

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	87,234,500	1,677,719

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	70,059,299	4,046,376

		$18,741,755

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 49.3%
	Consumer Discretionary — 4.1%

7	Aaron’s, Inc.	$191
31	Abercrombie & Fitch Co., Class A	1,446
17	American Eagle Outfitters, Inc.	352
6	AutoNation, Inc.*	263
104	Best Buy Co., Inc.	1,707
69	Cablevision Systems Corp., Class A	965
72	CarMax, Inc.*	2,765
160	Carnival Corp.	5,723
207	CBS Corp. (Non-Voting), Class B	8,982
19	Chico’s FAS, Inc.	323
9	Choice Hotels International, Inc.	342
7	Clear Channel Outdoor Holdings, Inc., Class A*	53
542	Comcast Corp., Class A	21,566
99	D.R. Horton, Inc.	2,208
5	Deckers Outdoor Corp.*	202
25	DeVry, Inc.	749
11	Dillard’s, Inc., Class A	876
17	DISH Network Corp., Class A	592
26	DreamWorks Animation SKG, Inc., Class A*	432
1	DSW, Inc., Class A	68
13	Expedia, Inc.	830
46	Foot Locker, Inc.	1,573
1,444	Ford Motor Co.	18,209
48	GameStop Corp., Class A	1,203
90	Gannett Co., Inc.	1,806
39	Garmin Ltd.	1,339
295	General Motors Co.*	8,009
24	Guess?, Inc.	665
39	H&R Block, Inc.	970
27	Harman International Industries, Inc.	1,146
4	Hasbro, Inc.	160
1	HomeAway, Inc.*	29
17	Hyatt Hotels Corp., Class A*	699
46	International Game Technology	733
150	Interpublic Group of Cos., Inc. (The)	1,917
61	J.C. Penney Co., Inc.	1,072
24	Jarden Corp.*	1,491
10	John Wiley & Sons, Inc., Class A	366
262	Johnson Controls, Inc.	8,245
82	Kohl’s Corp.	3,780
4	Lamar Advertising Co., Class A*	185
38	Lear Corp.	2,030
54	Leggett & Platt, Inc.	1,651
62	Lennar Corp., Class A	2,393
184	Liberty Interactive Corp., Class A*	3,842
39	Liberty Media Corp.*	4,212
12	Liberty Ventures*	866
376	Lowe’s Cos., Inc.	14,344
138	Macy’s, Inc.	5,672
22	Madison Square Garden Co. (The), Class A*	1,230
7	Marriott International, Inc., Class A	276
30	Mattel, Inc.	1,222
153	MGM Resorts International*	1,911
22	Mohawk Industries, Inc.*	2,332
112	Newell Rubbermaid, Inc.	2,614
529	News Corp., Class A	15,235
23	Penn National Gaming, Inc.*	1,147
132	PulteGroup, Inc.*	2,532
2	PVH Corp.	244
20	Regal Entertainment Group, Class A	313
58	Royal Caribbean Cruises Ltd.	2,022
4	Sally Beauty Holdings, Inc.*	111
14	Sears Holdings Corp.*	630
3	Sears Hometown and Outlet Stores, Inc.*	134
84	Service Corp. International	1,305
33	Signet Jewelers Ltd.	2,020
265	Staples, Inc.	3,493
39	Starz - Liberty Capital*	724
240	Target Corp.	15,110
143	Thomson Reuters Corp.	4,373
15	Thor Industries, Inc.	564
8	Tiffany & Co.	537
370	Time Warner, Inc.	19,673
55	Toll Brothers, Inc.*	1,877
39	TRW Automotive Holdings Corp.*	2,289
19	Visteon Corp.*	1,107
435	Walt Disney Co. (The)	23,747
2	Washington Post Co. (The), Class B	797
108	Wendy’s Co. (The)	615
30	Whirlpool Corp.	3,388
15	Williams-Sonoma, Inc.	681
		253,495
	Consumer Staples — 3.6%

175	Altria Group, Inc.	5,871
254	Archer-Daniels-Midland Co.	8,092
38	Avon Products, Inc.	743
61	Beam, Inc.	3,723
7	Brown-Forman Corp., Class B	459
56	Bunge Ltd.	4,150
14	Campbell Soup Co.	576
20	Church & Dwight Co., Inc.	1,239
47	Clorox Co. (The)	3,948
100	Coca-Cola Enterprises, Inc.	3,578
15	Colgate-Palmolive Co.	1,716
160	ConAgra Foods, Inc.	5,458
57	Constellation Brands, Inc., Class A*	2,522
2	Crimson Wine Group Ltd.*	14
394	CVS Caremark Corp.	20,141
10	Dean Foods Co.*	166
24	Energizer Holdings, Inc.	2,206
54	General Mills, Inc.	2,498
8	Green Mountain Coffee Roasters, Inc.*	382
46	H. J. Heinz Co.	3,332
7	Hillshire Brands Co. (The)	227
22	Hormel Foods Corp.	823
23	Ingredion, Inc.	1,523
43	J.M. Smucker Co. (The)	4,098
5	Kellogg Co.	303
16	Kimberly-Clark Corp.	1,508
216	Kraft Foods Group, Inc.	10,470
49	Molson Coors Brewing Co., Class B	2,166
647	Mondelez International, Inc., Class A	17,890
53	Philip Morris International, Inc.	4,863
978	Procter & Gamble Co. (The)	74,504
84	Reynolds American, Inc.	3,669
80	Safeway, Inc.	1,909
53	Smithfield Foods, Inc.*	1,179
107	Sysco Corp.	3,441
112	Tyson Foods, Inc., Class A	2,539
332	Walgreen Co.	13,592
137	Wal-Mart Stores, Inc.	9,697
4	WhiteWave Foods Co., Class A*	63
		225,278
	Energy — 7.9%

85	Alpha Natural Resources, Inc.*	678
192	Anadarko Petroleum Corp.	15,279
150	Apache Corp.	11,140
15	Atwood Oceanics, Inc.*	767
169	Baker Hughes, Inc.	7,575
22	Cameron International Corp.*	1,402
29	Cheniere Energy, Inc.*	618

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
255	Chesapeake Energy Corp.	$5,141
760	Chevron Corp.	89,034
33	Cimarex Energy Co.	2,221
4	Cobalt International Energy, Inc.*	99
487	ConocoPhillips	28,222
88	CONSOL Energy, Inc.	2,829
150	Denbury Resources, Inc.*	2,718
156	Devon Energy Corp.	8,465
26	Diamond Offshore Drilling, Inc.	1,812
28	Energen Corp.	1,295
51	EQT Corp.	3,218
4	Era Group, Inc.*	81
48	EXCO Resources, Inc.	319
1,800	Exxon Mobil Corp.	161,190
242	Halliburton Co.	10,045
28	Helmerich & Payne, Inc.	1,855
117	Hess Corp.	7,780
80	HollyFrontier Corp.	4,496
1	Laredo Petroleum Holdings, Inc.*	17
272	Marathon Oil Corp.	9,112
131	Marathon Petroleum Corp.	10,857
91	McDermott International, Inc.*	1,157
75	Murphy Oil Corp.	4,566
112	Nabors Industries Ltd.*	1,877
127	National Oilwell Varco, Inc.	8,652
52	Newfield Exploration Co.*	1,202
53	Noble Energy, Inc.	5,874
312	Occidental Petroleum Corp.	25,687
3	Oil States International, Inc.*	228
56	Patterson-UTI Energy, Inc.	1,307
105	Peabody Energy Corp.	2,264
241	Phillips 66	15,173
8	Pioneer Natural Resources Co.	1,006
50	Plains Exploration & Production Co.*	2,268
69	QEP Resources, Inc.	2,102
48	Rowan Cos. plc, Class A*	1,660
3	RPC, Inc.	49
188	SandRidge Energy, Inc.*	1,072
4	SEACOR Holdings, Inc.	278
4	SM Energy Co.	232
88	Southwestern Energy Co.*	3,016
251	Spectra Energy Corp.	7,289
61	Superior Energy Services, Inc.*	1,613
14	Teekay Corp.	486
54	Tesoro Corp.	3,037
20	Tidewater, Inc.	947
59	Ultra Petroleum Corp.*	1,007
19	Unit Corp.*	864
213	Valero Energy Corp.	9,711
39	Whiting Petroleum Corp.*	1,899
19	World Fuel Services Corp.	723
77	WPX Energy, Inc.*	1,093
		496,604
	Financials — 13.6%

130	ACE Ltd.	11,101
5	Affiliated Managers Group, Inc.*	731
180	Aflac, Inc.	8,991
15	Alexander & Baldwin, Inc.*	528
24	Alexandria Real Estate Equities, Inc. (REIT)	1,707
7	Alleghany Corp.*	2,645
7	Allied World Assurance Co. Holdings AG	615
189	Allstate Corp. (The)	8,698
36	American Campus Communities, Inc. (REIT)	1,627
132	American Capital Agency Corp. (REIT)	4,187
122	American Capital Ltd.*	1,706
138	American Express Co.	8,577
31	American Financial Group, Inc./OH	1,363
248	American International Group, Inc.*	9,426
3	American National Insurance Co.	241
80	Ameriprise Financial, Inc.	5,490
375	Annaly Capital Management, Inc. (REIT)	5,809
115	Aon plc	7,025
16	Apartment Investment & Management Co., Class A (REIT)	474
46	Arch Capital Group Ltd.*	2,259
95	Ares Capital Corp.	1,759
28	Aspen Insurance Holdings Ltd.	1,004
67	Associated Banc-Corp	964
31	Assurant, Inc.	1,302
66	Assured Guaranty Ltd.	1,232
44	AvalonBay Communities, Inc. (REIT)	5,492
40	Axis Capital Holdings Ltd.	1,629
4,149	Bank of America Corp.	46,593
18	Bank of Hawaii Corp.	871
459	Bank of New York Mellon Corp. (The)	12,457
13	BankUnited, Inc.	369
269	BB&T Corp.	8,167
686	Berkshire Hathaway, Inc., Class B*	70,082
65	BioMed Realty Trust, Inc. (REIT)	1,373
23	BlackRock, Inc.	5,514
10	BOK Financial Corp.	594
48	Boston Properties, Inc. (REIT)	4,986
55	Brandywine Realty Trust (REIT)	756
21	BRE Properties, Inc. (REIT)	1,021
41	Brown & Brown, Inc.	1,230
8	Camden Property Trust (REIT)	553
223	Capital One Financial Corp.	11,380
81	CapitalSource, Inc.	729
59	Capitol Federal Financial, Inc.	698
57	CBL & Associates Properties, Inc. (REIT)	1,296
5	CBOE Holdings, Inc.	180
414	Charles Schwab Corp. (The)	6,723
396	Chimera Investment Corp. (REIT)	1,180
104	Chubb Corp. (The)	8,739
56	Cincinnati Financial Corp.	2,521
77	CIT Group, Inc.*	3,223
1,129	Citigroup, Inc.	47,384
18	City National Corp./CA	1,023
128	CME Group, Inc.	7,657
10	CNA Financial Corp.	315
76	Comerica, Inc.	2,613
30	Commerce Bancshares, Inc./MO	1,143
32	CommonWealth REIT (REIT)	808
31	Corporate Office Properties Trust (REIT)	802
38	Corrections Corp. of America (REIT)	1,457
21	Cullen/Frost Bankers, Inc.	1,272
91	DDR Corp. (REIT)	1,572
192	Discover Financial Services	7,398
54	Douglas Emmett, Inc. (REIT)	1,323
124	Duke Realty Corp. (REIT)	2,004
110	E*TRADE Financial Corp.*	1,178
56	East West Bancorp, Inc.	1,378
15	Endurance Specialty Holdings Ltd.	661
3	Equity Lifestyle Properties, Inc. (REIT)	221
115	Equity Residential (REIT)	6,330
20	Everest Re Group Ltd.	2,492
16	Extra Space Storage, Inc. (REIT)	599
5	Federal Realty Investment Trust (REIT)	531
6	Federated Investors, Inc., Class B	139

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
86	Fidelity National Financial, Inc., Class A	$2,145
354	Fifth Third Bancorp	5,607
2	First Citizens BancShares, Inc./NC, Class A	359
97	First Horizon National Corp.	1,031
136	First Niagara Financial Group, Inc.	1,112
39	First Republic Bank/CA	1,421
58	Forest City Enterprises, Inc., Class A*	930
41	Franklin Resources, Inc.	5,791
77	Fulton Financial Corp.	874
203	General Growth Properties, Inc. (REIT)	3,885
189	Genworth Financial, Inc., Class A*	1,614
189	Goldman Sachs Group, Inc. (The)	28,305
9	Hanover Insurance Group, Inc. (The)	384
170	Hartford Financial Services Group, Inc.	4,014
38	Hatteras Financial Corp. (REIT)	1,014
39	HCC Insurance Holdings, Inc.	1,560
162	HCP, Inc. (REIT)	7,919
100	Health Care REIT, Inc. (REIT)	6,414
9	Home Properties, Inc. (REIT)	562
48	Hospitality Properties Trust (REIT)	1,282
277	Host Hotels & Resorts, Inc. (REIT)	4,618
11	Howard Hughes Corp. (The)*	845
203	Hudson City Bancorp, Inc.	1,730
333	Huntington Bancshares, Inc./OH	2,341
15	Interactive Brokers Group, Inc., Class A	221
173	Invesco Ltd.	4,635
73	Janus Capital Group, Inc.	676
17	Jones Lang LaSalle, Inc.	1,643
1,466	JPMorgan Chase & Co.	71,717
19	Kemper Corp.	601
367	KeyCorp	3,446
27	Kilroy Realty Corp. (REIT)	1,424
157	Kimco Realty Corp. (REIT)	3,418
51	Legg Mason, Inc.	1,453
102	Leucadia National Corp.	2,744
40	Liberty Property Trust (REIT)	1,552
110	Lincoln National Corp.	3,249
120	Loews Corp.	5,173
3	LPL Financial Holdings, Inc.	95
49	M&T Bank Corp.	5,002
51	Macerich Co. (The) (REIT)	3,066
34	Mack-Cali Realty Corp. (REIT)	965
4	Markel Corp.*	1,934
44	Marsh & McLennan Cos., Inc.	1,634
54	MBIA, Inc.*	522
10	Mercury General Corp.	389
328	MetLife, Inc.	11,624
137	MFA Financial, Inc. (REIT)	1,217
1	Mid-America Apartment Communities, Inc. (REIT)	69
593	Morgan Stanley	13,372
45	NASDAQ OMX Group, Inc. (The)	1,425
41	National Retail Properties, Inc. (REIT)	1,412
169	New York Community Bancorp, Inc.	2,281
83	Northern Trust Corp.	4,413
98	NYSE Euronext	3,653
100	Old Republic International Corp.	1,201
24	PartnerRe Ltd.	2,142
101	People’s United Financial, Inc.	1,323
67	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,317
204	PNC Financial Services Group, Inc.	12,728
40	Popular, Inc.*	1,117
12	Post Properties, Inc. (REIT)	573
116	Principal Financial Group, Inc.	3,667
24	ProAssurance Corp.	1,125
235	Progressive Corp. (The)	5,725
177	Prologis, Inc. (REIT)	6,892
31	Protective Life Corp.	989
180	Prudential Financial, Inc.	10,003
44	Raymond James Financial, Inc.	1,931
10	Rayonier, Inc. (REIT)	559
14	Realogy Holdings Corp.*	628
69	Realty Income Corp. (REIT)	3,150
14	Regency Centers Corp. (REIT)	726
544	Regions Financial Corp.	4,162
28	Reinsurance Group of America, Inc.	1,610
19	RenaissanceRe Holdings Ltd.	1,661
33	Retail Properties of America, Inc., Class A (REIT)	488
72	Senior Housing Properties Trust (REIT)	1,806
15	Signature Bank/NY*	1,114
19	Simon Property Group, Inc. (REIT)	3,018
35	SL Green Realty Corp. (REIT)	2,857
178	SLM Corp.	3,377
22	St. Joe Co. (The)*	491
17	StanCorp Financial Group, Inc.	677
188	State Street Corp.	10,639
207	SunTrust Banks, Inc.	5,711
17	SVB Financial Group*	1,140
303	Synovus Financial Corp.	770
16	Taubman Centers, Inc. (REIT)	1,227
62	TCF Financial Corp.	852
89	TD Ameritrade Holding Corp.	1,692
31	TFS Financial Corp.*	326
38	Torchmark Corp.	2,135
85	Travelers Cos., Inc. (The)	6,836
729	U.S. Bancorp	24,771
95	UDR, Inc. (REIT)	2,267
104	Unum Group	2,545
34	Validus Holdings Ltd.	1,211
76	Valley National Bancorp	762
111	Ventas, Inc. (REIT)	7,857
71	Vornado Realty Trust (REIT)	5,695
43	W. R. Berkley Corp.	1,784
41	Washington Federal, Inc.	720
47	Weingarten Realty Investors (REIT)	1,441
1,886	Wells Fargo & Co.	66,161
141	Weyerhaeuser Co. (REIT)	4,147
2	White Mountains Insurance Group Ltd.	1,130
120	XL Group plc	3,437
71	Zions Bancorp.	1,714
		852,926
	Health Care — 5.7%

32	Abbott Laboratories	1,081
32	AbbVie, Inc.	1,181
126	Aetna, Inc.	5,946
31	Alere, Inc.*	706
66	Allscripts Healthcare Solutions, Inc.*	839
18	Baxter International, Inc.	1,217
5	Becton, Dickinson and Co.	440
8	Bio-Rad Laboratories, Inc., Class A*	986
550	Boston Scientific Corp.*	4,064
60	Bristol-Myers Squibb Co.	2,218
37	Brookdale Senior Living, Inc.*	1,024
61	Cardinal Health, Inc.	2,819
85	CareFusion Corp.*	2,783
7	Charles River Laboratories International, Inc.*	285
111	Cigna Corp.	6,489
35	Community Health Systems, Inc.	1,479
13	Cooper Cos., Inc. (The)	1,379

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	Covance, Inc.*	$1,332
52	Coventry Health Care, Inc.	2,359
176	Covidien plc	11,188
30	DENTSPLY International, Inc.	1,243
251	Eli Lilly & Co.	13,720
17	Endo Health Solutions, Inc.*	527
102	Forest Laboratories, Inc.*	3,754
22	HCA Holdings, Inc.	816
99	Health Management Associates, Inc., Class A*	1,088
32	Health Net, Inc.*	824
15	Henry Schein, Inc.*	1,338
24	Hill-Rom Holdings, Inc.	787
102	Hologic, Inc.*	2,227
64	Hospira, Inc.*	1,883
63	Humana, Inc.	4,300
819	Johnson & Johnson	62,334
62	Life Technologies Corp.*	3,604
19	LifePoint Hospitals, Inc.*	838
19	MEDNAX, Inc.*	1,627
375	Medtronic, Inc.	16,860
1,171	Merck & Co., Inc.	50,037
13	Mylan, Inc.*	385
40	Omnicare, Inc.	1,490
3	Patterson Cos., Inc.	109
44	PerkinElmer, Inc.	1,503
2,883	Pfizer, Inc.	78,908
91	QIAGEN N.V.*	1,952
54	Quest Diagnostics, Inc.	3,033
17	Sirona Dental Systems, Inc.*	1,207
28	St. Jude Medical, Inc.	1,148
31	Stryker Corp.	1,980
16	Teleflex, Inc.	1,279
37	Tenet Healthcare Corp.*	1,454
141	Thermo Fisher Scientific, Inc.	10,406
399	UnitedHealth Group, Inc.	21,327
32	Universal Health Services, Inc., Class B	1,852
34	VCA Antech, Inc.*	747
110	WellPoint, Inc.	6,840
61	Zimmer Holdings, Inc.	4,573
		357,815
	Industrials — 4.5%

27	3M Co.	2,808
1	ACCO Brands Corp.*	8
89	ADT Corp. (The)	4,262
40	AECOM Technology Corp.*	1,212
37	AGCO Corp.	1,905
26	Air Lease Corp.*	706
13	Alliant Techsystems, Inc.	855
40	Avery Dennison Corp.	1,634
28	Boeing Co. (The)	2,153
22	Carlisle Cos., Inc.	1,493
18	Chicago Bridge & Iron Co. N.V.	965
22	Cintas Corp.	966
11	CNH Global N.V.	487
13	Colfax Corp.*	564
10	Con-way, Inc.	352
2	Copa Holdings S.A., Class A	209
39	Covanta Holding Corp.	763
19	Crane Co.	1,022
129	CSX Corp.	2,959
147	Danaher Corp.	9,055
118	Delta Air Lines, Inc.*	1,684
71	Dover Corp.	5,208
6	Dun & Bradstreet Corp. (The)	484
145	Eaton Corp. plc	8,986
45	Emerson Electric Co.	2,552
6	Engility Holdings, Inc.*	113
5	Equifax, Inc.	276
72	Exelis, Inc.	743
8	Expeditors International of Washington, Inc.	311
114	FedEx Corp.	12,019
1	Flowserve Corp.	161
16	Fluor Corp.	990
51	Fortune Brands Home & Security, Inc.*	1,762
19	Gardner Denver, Inc.	1,349
18	GATX Corp.	897
18	General Cable Corp.*	593
122	General Dynamics Corp.	8,292
4,079	General Electric Co.	94,714
45	GrafTech International Ltd.*	333
31	Harsco Corp.	743
42	Hertz Global Holdings, Inc.*	838
4	Hubbell, Inc., Class B	372
19	Huntington Ingalls Industries, Inc.	913
26	IDEX Corp.	1,324
9	Illinois Tool Works, Inc.	554
21	Ingersoll-Rand plc	1,106
4	Iron Mountain, Inc.	138
27	ITT Corp.	711
50	Jacobs Engineering Group, Inc.*	2,442
9	Kansas City Southern	927
11	KAR Auction Services, Inc.	233
57	KBR, Inc.	1,732
31	Kennametal, Inc.	1,255
6	Kirby Corp.*	456
38	L-3 Communications Holdings, Inc.	2,898
11	Lockheed Martin Corp.	968
12	Manitowoc Co., Inc. (The)	222
31	Manpower, Inc.	1,693
15	Matson, Inc.	386
3	MRC Global, Inc.*	92
27	Navistar International Corp.*	670
35	Nielsen Holdings N.V.*	1,179
2	Nordson Corp.	127
125	Norfolk Southern Corp.	9,131
91	Northrop Grumman Corp.	5,977
35	Oshkosh Corp.*	1,350
47	Owens Corning*	1,824
106	PACCAR, Inc.	5,028
32	Parker Hannifin Corp.	3,023
81	Pentair Ltd.	4,315
25	Pitney Bowes, Inc.	328
80	Quanta Services, Inc.*	2,272
69	R.R. Donnelley & Sons Co.	720
128	Raytheon Co.	6,985
16	Regal-Beloit Corp.	1,237
117	Republic Services, Inc.	3,678
20	Ryder System, Inc.	1,124
18	Snap-on, Inc.	1,445
226	Southwest Airlines Co.	2,644
35	Spirit Aerosystems Holdings, Inc., Class A*	609
14	SPX Corp.	1,127
62	Stanley Black & Decker, Inc.	4,879
43	Terex Corp.*	1,411
101	Textron, Inc.	2,914
31	Timken Co.	1,684
23	Towers Watson & Co., Class A	1,531
31	Trinity Industries, Inc.	1,340
13	Triumph Group, Inc.	954
178	Tyco International Ltd.	5,698
29	URS Corp.	1,226
40	UTi Worldwide, Inc.	609
8	Verisk Analytics, Inc., Class A*	468
2	WABCO Holdings, Inc.*	137

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45	Waste Connections, Inc.	$1,539
178	Waste Management, Inc.	6,643
17	WESCO International, Inc.*	1,256
64	Xylem, Inc.	1,760
		284,690
	Information Technology — 3.3%

163	Activision Blizzard, Inc.	2,331
82	Adobe Systems, Inc.*	3,223
5	Akamai Technologies, Inc.*	185
65	Amdocs Ltd.	2,371
105	Analog Devices, Inc.	4,748
23	AOL, Inc.*	849
461	Applied Materials, Inc.	6,316
41	Arrow Electronics, Inc.*	1,646
156	Atmel Corp.*	1,061
6	Avago Technologies Ltd.	205
53	Avnet, Inc.*	1,871
18	AVX Corp.	212
9	Booz Allen Hamilton Holding Corp.	115
81	Broadcom Corp., Class A	2,763
177	Brocade Communications Systems, Inc.*	993
129	CA, Inc.	3,159
2,062	Cisco Systems, Inc.	42,993
60	Computer Sciences Corp.	2,882
79	Compuware Corp.*	917
38	CoreLogic, Inc.*	985
584	Corning, Inc.	7,364
45	Cree, Inc.*	2,035
23	Cypress Semiconductor Corp.*	242
568	Dell, Inc.	7,924
22	Diebold, Inc.	621
8	Dolby Laboratories, Inc., Class A	255
11	DST Systems, Inc.	747
11	EchoStar Corp., Class A*	416
116	Electronic Arts, Inc.*	2,033
49	Fairchild Semiconductor International, Inc.*	699
97	Fidelity National Information Services, Inc.	3,652
9	Fiserv, Inc.*	739
11	FLIR Systems, Inc.	290
1	Freescale Semiconductor Ltd.*	15
10	Genpact Ltd.	176
31	Harris Corp.	1,490
761	Hewlett-Packard Co.	15,327
26	IAC/InterActiveCorp	1,059
59	Ingram Micro, Inc., Class A*	1,113
498	Intel Corp.	10,383
15	Itron, Inc.*	631
58	Jabil Circuit, Inc.	1,086
89	JDS Uniphase Corp.*	1,260
204	Juniper Networks, Inc.*	4,219
64	KLA-Tencor Corp.	3,505
43	Lam Research Corp.*	1,819
25	Lexmark International, Inc., Class A	550
169	Marvell Technology Group Ltd.	1,707
56	Maxim Integrated Products, Inc.	1,746
381	Micron Technology, Inc.*	3,197
53	Molex, Inc.	1,469
46	NetApp, Inc.*	1,556
238	NVIDIA Corp.	3,013
175	ON Semiconductor Corp.*	1,400
1	Palo Alto Networks, Inc.*	61
8	Paychex, Inc.	265
80	PMC-Sierra, Inc.*	519
69	Polycom, Inc.*	629
32	Rovi Corp.*	569
71	SAIC, Inc.	839
94	SanDisk Corp.*	4,737
1	ServiceNow, Inc.*	32
1	Silicon Laboratories, Inc.*	42
8	Skyworks Solutions, Inc.*	170
6	Stratasys Ltd.*	379
262	Symantec Corp.*	6,141
52	Synopsys, Inc.*	1,822
15	Tech Data Corp.*	796
63	Teradyne, Inc.*	1,056
145	Texas Instruments, Inc.	4,984
9	Total System Services, Inc.	214
5	VeriSign, Inc.*	229
51	Vishay Intertechnology, Inc.*	673
51	Western Digital Corp.	2,405
2	Workday, Inc., Class A*	111
490	Xerox Corp.	3,974
469	Yahoo!, Inc.*	9,994
17	Zebra Technologies Corp., Class A*	760
		204,964
	Materials — 1.8%

81	Air Products & Chemicals, Inc.	6,993
15	Albemarle Corp.	976
411	Alcoa, Inc.	3,502
41	Allegheny Technologies, Inc.	1,249
17	Aptargroup, Inc.	917
30	Ashland, Inc.	2,339
40	Bemis Co., Inc.	1,494
24	Cabot Corp.	883
16	Carpenter Technology Corp.	756
20	CF Industries Holdings, Inc.	4,017
61	Cliffs Natural Resources, Inc.	1,553
45	Commercial Metals Co.	734
44	Crown Holdings, Inc.*	1,710
18	Cytec Industries, Inc.	1,303
14	Domtar Corp.	1,044
460	Dow Chemical Co. (The)	14,591
11	Eastman Chemical Co.	767
365	Freeport-McMoRan Copper & Gold, Inc.	11,651
12	Greif, Inc., Class A	610
74	Huntsman Corp.	1,275
168	International Paper Co.	7,394
11	Intrepid Potash, Inc.	217
8	Kronos Worldwide, Inc.	137
115	LyondellBasell Industries N.V., Class A	6,741
9	Martin Marietta Materials, Inc.	874
67	MeadWestvaco Corp.	2,393
28	Molycorp, Inc.*	172
114	Mosaic Co. (The)	6,673
189	Newmont Mining Corp.	7,615
122	Nucor Corp.	5,496
17	Owens-Illinois, Inc.*	433
3	Packaging Corp. of America	125
29	Reliance Steel & Aluminum Co.	1,931
24	Rock-Tenn Co., Class A	2,123
18	Rockwood Holdings, Inc.	1,127
31	RPM International, Inc.	943
2	Scotts Miracle-Gro Co. (The), Class A	89
75	Sealed Air Corp.	1,666
39	Sonoco Products Co.	1,239
16	Southern Copper Corp.	605
66	Steel Dynamics, Inc.	1,008
24	Tahoe Resources, Inc.*	362
55	United States Steel Corp.	1,146
50	Vulcan Materials Co.	2,546
24	Walter Energy, Inc.	763
6	Westlake Chemical Corp.	517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	WR Grace & Co.*	$143
		112,842
	Telecommunication Services — 1.6%

2,257	AT&T, Inc.	81,049
239	CenturyLink, Inc.	8,286
135	Clearwire Corp., Class A*	421
384	Frontier Communications Corp.	1,590
30	Level 3 Communications, Inc.*	599
117	MetroPCS Communications, Inc.*	1,147
66	NII Holdings, Inc.*	318
1,155	Sprint Nextel Corp.*	6,699
37	Telephone & Data Systems, Inc.	847
5	United States Cellular Corp.*	184
92	Windstream Corp.	790
		101,930
	Utilities — 3.2%

247	AES Corp. (The)	2,870
45	AGL Resources, Inc.	1,798
43	Alliant Energy Corp.	2,051
93	Ameren Corp.	3,142
186	American Electric Power Co., Inc.	8,703
68	American Water Works Co., Inc.	2,683
48	Aqua America, Inc.	1,398
35	Atmos Energy Corp.	1,336
147	Calpine Corp.*	2,705
165	CenterPoint Energy, Inc.	3,536
101	CMS Energy Corp.	2,688
113	Consolidated Edison, Inc.	6,667
220	Dominion Resources, Inc.	12,320
65	DTE Energy Co.	4,342
271	Duke Energy Corp.	18,767
125	Edison International	6,004
68	Entergy Corp.	4,234
328	Exelon Corp.	10,165
161	FirstEnergy Corp.	6,356
52	Great Plains Energy, Inc.	1,135
37	Hawaiian Electric Industries, Inc.	999
30	Integrys Energy Group, Inc.	1,697
73	MDU Resources Group, Inc.	1,764
28	National Fuel Gas Co.	1,629
161	NextEra Energy, Inc.	11,571
119	NiSource, Inc.	3,296
121	Northeast Utilities	5,023
124	NRG Energy, Inc.	2,976
91	NV Energy, Inc.	1,798
38	OGE Energy Corp.	2,200
88	Pepco Holdings, Inc.	1,785
163	PG&E Corp.	6,950
42	Pinnacle West Capital Corp.	2,349
223	PPL Corp.	6,873
195	Public Service Enterprise Group, Inc.	6,355
53	Questar Corp.	1,246
45	SCANA Corp.	2,198
93	Sempra Energy	7,232
334	Southern Co. (The)	15,033
83	TECO Energy, Inc.	1,432
43	UGI Corp.	1,540
32	Vectren Corp.	1,056
49	Westar Energy, Inc.	1,520
89	Wisconsin Energy Corp.	3,676
187	Xcel Energy, Inc.	5,367
		200,465
	Total Common Stocks (Cost $2,787,423)	3,091,009

Principal Amount
	U.S. Government & Agency Securities (a) — 17.0%
	Federal Farm Credit Bank
$8,682	0.01%, due 03/01/13	8,682
	Federal Home Loan Bank
451,445	0.00%, due 03/01/13	451,445
	Federal Home Loan Mortgage Corp.
504	0.04%, due 03/01/13	504
	Federal National Mortgage Association
226	0.01%, due 03/01/13	226
2,604	0.03%, due 03/01/13	2,604
	U.S. Treasury Bill
600,000	0.00%, due 05/16/13	599,866
	Total U.S. Government & Agency Securities (Cost $1,063,327)	1,063,327

	Repurchase Agreements (a)(b) — 23.6%
1,480,285	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,480,291	1,480,285
	Total Repurchase Agreements (Cost $1,480,285)	1,480,285

	Total Investment Securities (Cost $5,331,035) — 89.9%	5,634,621
	Other assets less liabilities — 10.1%	631,975
	Net Assets — 100.0%	$6,266,596

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $851,124.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,801
Aggregate gross unrealized depreciation	(59,167)
Net unrealized appreciation	$149,634
Federal income tax cost of investments	$5,484,987

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$228,237	$641

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,512,716	(2,033)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	1,905,941	204,760

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,012,312	211,195

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	462,859	22,740

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Value Index Fund	3,320,437	218,680

		$655,983

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 58.1%
	Consumer Discretionary — 9.7%

72	Aaron’s, Inc.	$1,965
91	Advance Auto Parts, Inc.	6,947
32	Allison Transmission Holdings, Inc.	739
450	Amazon.com, Inc.*	118,921
71	AMC Networks, Inc., Class A*	4,075
189	American Eagle Outfitters, Inc.	3,909
119	Apollo Group, Inc., Class A*	2,008
153	Ascena Retail Group, Inc.*	2,569
23	AutoNation, Inc.*	1,007
47	AutoZone, Inc.*	17,867
51	Bally Technologies, Inc.*	2,435
289	Bed Bath & Beyond, Inc.*	16,401
74	Big Lots, Inc.*	2,464
142	BorgWarner, Inc.*	10,566
88	Brinker International, Inc.	2,937
28	Cablevision Systems Corp., Class A	392
52	CarMax, Inc.*	1,997
60	Carter’s, Inc.*	3,385
137	CBS Corp. (Non-Voting), Class B	5,944
61	Charter Communications, Inc., Class A*	5,270
146	Chico’s FAS, Inc.	2,479
39	Chipotle Mexican Grill, Inc.*	12,355
3	Choice Hotels International, Inc.	114
143	Cinemark Holdings, Inc.	3,975
31	Clear Channel Outdoor Holdings, Inc., Class A*	236
357	Coach, Inc.	17,254
1,589	Comcast Corp., Class A	63,226
25	D.R. Horton, Inc.	557
160	Darden Restaurants, Inc.	7,403
27	Deckers Outdoor Corp.*	1,089
408	Delphi Automotive plc*	17,075
115	Dick’s Sporting Goods, Inc.	5,750
712	DIRECTV*	34,297
297	Discovery Communications, Inc., Class A*	21,779
198	DISH Network Corp., Class A	6,890
230	Dollar General Corp.*	10,658
288	Dollar Tree, Inc.*	13,013
38	DSW, Inc., Class A	2,572
89	Dunkin’ Brands Group, Inc.	3,306
68	Expedia, Inc.	4,341
120	Family Dollar Stores, Inc.	6,906
39	Foot Locker, Inc.	1,333
68	Fossil, Inc.*	6,988
377	Gap, Inc. (The)	12,411
10	Garmin Ltd.	343
179	Gentex Corp.	3,356
194	Genuine Parts Co.	13,780
86	GNC Holdings, Inc., Class A	3,526
304	Goodyear Tire & Rubber Co. (The)*	3,946
54	Groupon, Inc.*	245
214	H&R Block, Inc.	5,320
121	Hanesbrands, Inc.*	4,796
288	Harley-Davidson, Inc.	15,157
130	Hasbro, Inc.	5,203
1,903	Home Depot, Inc. (The)	130,356
36	HomeAway, Inc.*	1,062
184	International Game Technology	2,933
31	Interpublic Group of Cos., Inc. (The)	396
30	ITT Educational Services, Inc.*	413
23	Jarden Corp.*	1,429
25	John Wiley & Sons, Inc., Class A	915
20	Kohl’s Corp.	922
83	Lamar Advertising Co., Class A*	3,838
494	Las Vegas Sands Corp.	25,436
326	Liberty Global, Inc., Class A*	22,458
99	Liberty Interactive Corp., Class A*	2,067
9	Liberty Media Corp.*	972
7	Liberty Ventures*	505
300	Limited Brands, Inc.	13,656
366	LKQ Corp.*	7,756
183	Lowe’s Cos., Inc.	6,981
70	Macy’s, Inc.	2,877
4	Madison Square Garden Co. (The), Class A*	224
275	Marriott International, Inc., Class A	10,849
328	Mattel, Inc.	13,366
1,263	McDonald’s Corp.	121,122
105	Michael Kors Holdings Ltd.*	6,224
28	Morningstar, Inc.	1,920
69	Netflix, Inc.*	12,978
896	News Corp., Class A	25,805
899	NIKE, Inc., Class B	48,960
185	Nordstrom, Inc.	10,031
6	NVR, Inc.*	6,055
339	Omnicom Group, Inc.	19,503
148	O’Reilly Automotive, Inc.*	15,058
127	Pandora Media, Inc.*	1,549
35	Panera Bread Co., Class A*	5,633
7	Penn National Gaming, Inc.*	349
135	PetSmart, Inc.	8,790
80	Polaris Industries, Inc.	6,990
62	priceline.com, Inc.*	42,630
89	PVH Corp.	10,845
77	Ralph Lauren Corp.	13,357
37	Regal Entertainment Group, Class A	580
282	Ross Stores, Inc.	16,345
180	Sally Beauty Holdings, Inc.*	4,993
106	Scripps Networks Interactive, Inc., Class A	6,683
4,725	Sirius XM Radio, Inc.	14,648
943	Starbucks Corp.	51,695
246	Starwood Hotels & Resorts Worldwide, Inc.	14,841
9	Starz - Liberty Capital*	167
46	Target Corp.	2,896
74	Tempur-Pedic International, Inc.*	3,039
88	Tesla Motors, Inc.*	3,065
4	Thor Industries, Inc.	150
132	Tiffany & Co.	8,865
367	Time Warner Cable, Inc.	31,705
921	TJX Cos., Inc.	41,417
90	Tractor Supply Co.	9,359
108	TripAdvisor, Inc.*	4,910
69	Tupperware Brands Corp.	5,398
78	Ulta Salon Cosmetics & Fragrance, Inc.	6,908
97	Under Armour, Inc., Class A*	4,780
132	Urban Outfitters, Inc.*	5,349
109	VF Corp.	17,577
615	Viacom, Inc., Class B	35,953
345	Virgin Media, Inc.	16,008
4	Visteon Corp.*	233
818	Walt Disney Co. (The)	44,655
33	Weight Watchers International, Inc.	1,414
62	Williams-Sonoma, Inc.	2,815
170	Wyndham Worldwide Corp.	10,241
99	Wynn Resorts Ltd.	11,573
572	Yum! Brands, Inc.	37,455
		1,546,404
	Consumer Staples — 7.5%

1,963	Altria Group, Inc.	65,859
414	Avon Products, Inc.	8,094
162	Brown-Forman Corp., Class B	10,630
171	Campbell Soup Co.	7,038

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
107	Church & Dwight Co., Inc.	$6,630
10	Clorox Co. (The)	840
4,829	Coca-Cola Co. (The)	186,979
25	Coca-Cola Enterprises, Inc.	895
544	Colgate-Palmolive Co.	62,250
539	Costco Wholesale Corp.	54,595
2	Crimson Wine Group Ltd.*	14
322	CVS Caremark Corp.	16,461
197	Dean Foods Co.*	3,270
263	Dr. Pepper Snapple Group, Inc.	11,472
286	Estee Lauder Cos., Inc. (The), Class A	18,333
139	Flowers Foods, Inc.	3,917
34	Fresh Market, Inc. (The)*	1,585
630	General Mills, Inc.	29,138
145	Green Mountain Coffee Roasters, Inc.*	6,925
248	H. J. Heinz Co.	17,963
134	Herbalife Ltd.	5,399
187	Hershey Co. (The)	15,585
126	Hillshire Brands Co. (The)	4,082
95	Hormel Foods Corp.	3,554
20	Ingredion, Inc.	1,324
284	Kellogg Co.	17,182
436	Kimberly-Clark Corp.	41,106
38	Kraft Foods Group, Inc.	1,842
656	Kroger Co. (The)	19,162
487	Lorillard, Inc.	18,769
165	McCormick & Co., Inc. (Non-Voting)	11,100
253	Mead Johnson Nutrition Co.	18,952
115	Mondelez International, Inc., Class A	3,180
179	Monster Beverage Corp.*	9,027
67	Nu Skin Enterprises, Inc., Class A	2,760
1,944	PepsiCo, Inc.	147,297
1,948	Philip Morris International, Inc.	178,729
249	Procter & Gamble Co. (The)	18,969
137	Reynolds American, Inc.	5,984
41	Safeway, Inc.	978
384	Sysco Corp.	12,349
1,658	Wal-Mart Stores, Inc.	117,353
16	WhiteWave Foods Co., Class A*	250
228	Whole Foods Market, Inc.	19,521
		1,187,342
	Energy — 2.5%

22	Atwood Oceanics, Inc.*	1,125
261	Cabot Oil & Gas Corp.	16,174
235	Cameron International Corp.*	14,974
25	CARBO Ceramics, Inc.	2,270
174	Cheniere Energy, Inc.*	3,706
215	Cobalt International Energy, Inc.*	5,304
129	Concho Resources, Inc.*	11,605
52	Continental Resources, Inc.*	4,576
94	Dresser-Rand Group, Inc.*	5,796
335	EOG Resources, Inc.	42,113
12	Era Group, Inc.*	242
297	FMC Technologies, Inc.*	15,417
54	Golar LNG Ltd.	2,047
366	Halliburton Co.	15,193
28	Helmerich & Payne, Inc.	1,855
607	Kinder Morgan, Inc.	22,501
88	Kosmos Energy Ltd.*	962
24	Laredo Petroleum Holdings, Inc.*	411
121	National Oilwell Varco, Inc.	8,244
49	Noble Energy, Inc.	5,431
135	Oceaneering International, Inc.	8,585
59	Oil States International, Inc.*	4,493
139	Pioneer Natural Resources Co.	17,488
202	Range Resources Corp.	15,514
67	RPC, Inc.	1,084
1,658	Schlumberger Ltd.	129,075
12	SEACOR Holdings, Inc.	834
66	SM Energy Co.	3,820
150	Southwestern Energy Co.*	5,140
21	Whiting Petroleum Corp.*	1,023
838	Williams Cos., Inc. (The)	29,087
29	World Fuel Services Corp.	1,103
		397,192
	Financials — 2.8%

48	Affiliated Managers Group, Inc.*	7,019
4	Alexander & Baldwin, Inc.*	141
23	Allied World Assurance Co. Holdings AG	2,020
13	American Campus Communities, Inc. (REIT)	588
800	American Express Co.	49,720
490	American Tower Corp. (REIT)	38,024
34	Aon plc	2,077
127	Apartment Investment & Management Co., Class A (REIT)	3,762
19	Arch Capital Group Ltd.*	933
147	Arthur J. Gallagher & Co.	5,657
85	BlackRock, Inc.	20,379
31	Boston Properties, Inc. (REIT)	3,220
27	BRE Properties, Inc. (REIT)	1,312
13	Brown & Brown, Inc.	390
79	Camden Property Trust (REIT)	5,462
94	CBOE Holdings, Inc.	3,377
408	CBRE Group, Inc., Class A*	9,861
151	Digital Realty Trust, Inc. (REIT)	10,114
144	Eaton Vance Corp.	5,499
6	Endurance Specialty Holdings Ltd.	264
42	Equity Lifestyle Properties, Inc. (REIT)	3,095
32	Equity Residential (REIT)	1,761
32	Erie Indemnity Co., Class A	2,342
44	Essex Property Trust, Inc. (REIT)	6,556
86	Extra Space Storage, Inc. (REIT)	3,220
62	Federal Realty Investment Trust (REIT)	6,585
95	Federated Investors, Inc., Class B	2,206
40	Franklin Resources, Inc.	5,650
25	Hanover Insurance Group, Inc. (The)	1,067
39	HCP, Inc. (REIT)	1,906
34	Home Properties, Inc. (REIT)	2,122
90	IntercontinentalExchange, Inc.*	13,934
7	Kilroy Realty Corp. (REIT)	369
142	Lazard Ltd., Class A	5,098
58	Leucadia National Corp.	1,560
54	LPL Financial Holdings, Inc.	1,703
538	Marsh & McLennan Cos., Inc.	19,981
348	McGraw-Hill Cos., Inc. (The)	16,199
48	Mid-America Apartment Communities, Inc. (REIT)	3,333
244	Moody’s Corp.	11,727
151	MSCI, Inc.*	5,003
91	People’s United Financial, Inc.	1,192
201	Plum Creek Timber Co., Inc. (REIT)	9,749
28	Post Properties, Inc. (REIT)	1,337
177	Public Storage (REIT)	26,764
121	Rayonier, Inc. (REIT)	6,760
16	Realogy Holdings Corp.*	718
67	Regency Centers Corp. (REIT)	3,476
171	SEI Investments Co.	4,834
10	Signature Bank/NY*	743
317	Simon Property Group, Inc. (REIT)	50,359
10	St. Joe Co. (The)*	223
317	T. Rowe Price Group, Inc.	22,567

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
115	Tanger Factory Outlet Centers (REIT)	$4,058
23	Taubman Centers, Inc. (REIT)	1,765
210	Travelers Cos., Inc. (The)	16,888
18	Validus Holdings Ltd.	641
107	Waddell & Reed Financial, Inc., Class A	4,389
214	Weyerhaeuser Co. (REIT)	6,294
		447,993
	Health Care — 7.2%

1,854	Abbott Laboratories	62,647
1,854	AbbVie, Inc.	68,450
158	Actavis, Inc.*	13,455
432	Agilent Technologies, Inc.	17,919
239	Alexion Pharmaceuticals, Inc.*	20,731
377	Allergan, Inc.	40,874
293	AmerisourceBergen Corp.	13,830
967	Amgen, Inc.	88,393
226	Ariad Pharmaceuticals, Inc.*	4,753
626	Baxter International, Inc.	42,318
235	Becton, Dickinson and Co.	20,694
298	Biogen Idec, Inc.*	49,569
152	BioMarin Pharmaceutical, Inc.*	8,811
1,906	Bristol-Myers Squibb Co.	70,465
116	Bruker Corp.*	2,035
104	C.R. Bard, Inc.	10,280
232	Cardinal Health, Inc.	10,721
254	Catamaran Corp.*	13,642
548	Celgene Corp.*	56,543
180	Cerner Corp.*	15,743
39	Charles River Laboratories International, Inc.*	1,589
18	Cooper Cos., Inc. (The)	1,909
4	Covance, Inc.*	266
31	Covidien plc	1,971
117	DaVita HealthCare Partners, Inc.*	13,995
79	DENTSPLY International, Inc.	3,272
142	Edwards Lifesciences Corp.*	12,202
464	Eli Lilly & Co.	25,362
92	Endo Health Solutions, Inc.*	2,852
1,001	Express Scripts Holding Co.*	56,967
1,883	Gilead Sciences, Inc.*	80,423
133	HCA Holdings, Inc.	4,933
63	Henry Schein, Inc.*	5,621
68	IDEXX Laboratories, Inc.*	6,264
153	Illumina, Inc.*	7,670
120	Incyte Corp.*	2,664
49	Intuitive Surgical, Inc.*	24,985
768	Johnson & Johnson	58,452
120	Laboratory Corp. of America Holdings*	10,632
21	Life Technologies Corp.*	1,221
293	McKesson Corp.	31,096
90	Medivation, Inc.*	4,423
79	Medtronic, Inc.	3,552
39	Mettler-Toledo International, Inc.*	8,299
464	Mylan, Inc.*	13,739
100	Myriad Genetics, Inc.*	2,542
89	Onyx Pharmaceuticals, Inc.*	6,703
108	Patterson Cos., Inc.	3,925
116	Perrigo Co.	13,128
23	Quest Diagnostics, Inc.	1,292
96	Regeneron Pharmaceuticals, Inc.*	16,032
177	ResMed, Inc.	7,875
72	Salix Pharmaceuticals Ltd.*	3,517
13	Sirona Dental Systems, Inc.*	923
301	St. Jude Medical, Inc.	12,341
283	Stryker Corp.	18,078
46	Techne Corp.	3,128
8	Tenet Healthcare Corp.*	314
73	Thoratec Corp.*	2,570
59	United Therapeutics Corp.*	3,529
6	Universal Health Services, Inc., Class B	347
139	Varian Medical Systems, Inc.*	9,818
262	Vertex Pharmaceuticals, Inc.*	12,267
208	Warner Chilcott plc, Class A	2,810
110	Waters Corp.*	10,199
23	WellPoint, Inc.	1,430
22	Zimmer Holdings, Inc.	1,649
		1,150,649
	Industrials — 7.6%

775	3M Co.	80,600
300	AMETEK, Inc.	12,549
26	Armstrong World Industries, Inc.	1,329
122	B/E Aerospace, Inc.*	6,418
147	Babcock & Wilcox Co. (The)	3,972
841	Boeing Co. (The)	64,673
202	C.H. Robinson Worldwide, Inc.	11,518
7	Carlisle Cos., Inc.	475
811	Caterpillar, Inc.	74,912
74	Chicago Bridge & Iron Co. N.V.	3,966
58	Cintas Corp.	2,546
67	Clean Harbors, Inc.*	3,450
12	Colfax Corp.*	521
38	Con-way, Inc.	1,336
33	Copa Holdings S.A., Class A	3,446
127	Copart, Inc.*	4,336
9	Covanta Holding Corp.	176
874	CSX Corp.	20,050
239	Cummins, Inc.	27,693
246	Danaher Corp.	15,154
494	Deere & Co.	43,388
675	Delta Air Lines, Inc.*	9,632
185	Donaldson Co., Inc.	6,666
38	Dun & Bradstreet Corp. (The)	3,063
105	Eaton Corp. plc	6,507
767	Emerson Electric Co.	43,489
135	Equifax, Inc.	7,441
239	Expeditors International of Washington, Inc.	9,285
368	Fastenal Co.	19,000
25	FedEx Corp.	2,636
55	Flowserve Corp.	8,827
157	Fluor Corp.	9,718
33	Fortune Brands Home & Security, Inc.*	1,140
4	General Cable Corp.*	132
75	Graco, Inc.	4,357
175	Hertz Global Holdings, Inc.*	3,491
968	Honeywell International, Inc.	67,857
61	Hubbell, Inc., Class B	5,668
20	IDEX Corp.	1,019
63	IHS, Inc., Class A*	6,694
472	Illinois Tool Works, Inc.	29,028
304	Ingersoll-Rand plc	16,006
193	Iron Mountain, Inc.	6,658
27	ITT Corp.	711
112	J.B. Hunt Transport Services, Inc.	7,786
132	Joy Global, Inc.	8,361
107	Kansas City Southern	11,018
51	Kirby Corp.*	3,875
58	Landstar System, Inc.	3,265
63	Lennox International, Inc.	3,721
104	Lincoln Electric Holdings, Inc.	5,829
289	Lockheed Martin Corp.	25,432
125	Manitowoc Co., Inc. (The)	2,315
444	Masco Corp.	8,551

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Matson, Inc.	$103
17	MRC Global, Inc.*	522
57	MSC Industrial Direct Co., Inc., Class A	4,863
38	Nielsen Holdings N.V.*	1,280
74	Nordson Corp.	4,692
100	PACCAR, Inc.	4,743
144	Pall Corp.	9,818
84	Parker Hannifin Corp.	7,936
130	Pitney Bowes, Inc.	1,703
58	Polypore International, Inc.*	2,220
181	Precision Castparts Corp.	33,773
178	Robert Half International, Inc.	6,328
177	Rockwell Automation, Inc.	15,990
170	Rockwell Collins, Inc.	10,219
79	Rollins, Inc.	1,936
121	Roper Industries, Inc.	15,078
14	Snap-on, Inc.	1,124
176	Southwest Airlines Co.	2,059
33	Spirit Aerosystems Holdings, Inc., Class A*	575
19	SPX Corp.	1,530
106	Stericycle, Inc.*	10,168
22	Textron, Inc.	635
10	Timken Co.	543
74	Toro Co. (The)	3,337
63	TransDigm Group, Inc.	8,967
21	Triumph Group, Inc.	1,542
592	Union Pacific Corp.	81,169
413	United Continental Holdings, Inc.*	11,031
900	United Parcel Service, Inc., Class B	74,385
117	United Rentals, Inc.*	6,249
1,133	United Technologies Corp.	102,593
29	Valmont Industries, Inc.	4,569
158	Verisk Analytics, Inc., Class A*	9,246
73	W.W. Grainger, Inc.	16,532
74	WABCO Holdings, Inc.*	5,085
9	Waste Connections, Inc.	308
60	Westinghouse Air Brake Technologies Corp.	5,867
25	Xylem, Inc.	687
		1,201,091
	Information Technology — 17.1%

800	Accenture plc, Class A	59,488
72	Acme Packet, Inc.*	2,101
353	Adobe Systems, Inc.*	13,873
781	Advanced Micro Devices, Inc.*	1,945
206	Akamai Technologies, Inc.*	7,614
63	Alliance Data Systems Corp.*	9,997
401	Altera Corp.	14,203
201	Amphenol Corp., Class A	14,243
32	Analog Devices, Inc.	1,447
116	ANSYS, Inc.*	8,793
22	AOL, Inc.*	812
1,162	Apple, Inc.	512,907
47	Atmel Corp.*	320
287	Autodesk, Inc.*	10,539
608	Automatic Data Processing, Inc.	37,307
285	Avago Technologies Ltd.	9,753
178	BMC Software, Inc.*	7,132
425	Broadcom Corp., Class A	14,497
155	Broadridge Financial Solutions, Inc.	3,557
25	CA, Inc.	612
341	Cadence Design Systems, Inc.*	4,829
231	Citrix Systems, Inc.*	16,378
378	Cognizant Technology Solutions Corp., Class A*	29,019
14	Compuware Corp.*	163
57	Concur Technologies, Inc.*	4,001
104	Cypress Semiconductor Corp.*	1,095
6	Diebold, Inc.	169
35	Dolby Laboratories, Inc., Class A	1,116
7	DST Systems, Inc.	475
1,440	eBay, Inc.*	78,739
13	EchoStar Corp., Class A*	492
2,610	EMC Corp.*	60,056
60	Equinix, Inc.*	12,693
99	F5 Networks, Inc.*	9,349
524	Facebook, Inc., Class A*	14,279
56	FactSet Research Systems, Inc.	5,448
140	Fiserv, Inc.*	11,495
61	FleetCor Technologies, Inc.*	4,258
155	FLIR Systems, Inc.	4,083
162	Fortinet, Inc.*	3,917
59	Freescale Semiconductor Ltd.*	910
84	Fusion-io, Inc.*	1,418
116	Gartner, Inc.*	5,772
126	Genpact Ltd.	2,219
98	Global Payments, Inc.	4,725
322	Google, Inc., Class A*	257,986
42	Harris Corp.	2,019
15	IAC/InterActiveCorp	611
135	Informatica Corp.*	4,726
4,646	Intel Corp.	96,869
1,355	International Business Machines Corp.	272,125
365	Intuit, Inc.	23,535
40	IPG Photonics Corp.	2,372
42	Jabil Circuit, Inc.	787
109	Jack Henry & Associates, Inc.	4,765
64	Lam Research Corp.*	2,707
105	Lender Processing Services, Inc.	2,579
286	Linear Technology Corp.	10,937
81	LinkedIn Corp., Class A*	13,623
707	LSI Corp.*	4,921
135	Mastercard, Inc., Class A	69,906
182	Maxim Integrated Products, Inc.	5,675
241	Microchip Technology, Inc.	8,789
100	MICROS Systems, Inc.*	4,280
9,356	Microsoft Corp.	260,097
343	Motorola Solutions, Inc.	21,338
116	National Instruments Corp.	3,489
197	NCR Corp.*	5,433
303	NetApp, Inc.*	10,250
39	NetSuite, Inc.*	2,722
83	NeuStar, Inc., Class A*	3,640
300	Nuance Communications, Inc.*	5,523
4,749	Oracle Corp.	162,701
7	Palo Alto Networks, Inc.*	428
375	Paychex, Inc.	12,413
2,131	QUALCOMM, Inc.	139,858
136	Rackspace Hosting, Inc.*	7,597
240	Red Hat, Inc.*	12,194
202	Riverbed Technology, Inc.*	3,087
26	Rovi Corp.*	463
125	SAIC, Inc.	1,478
182	Salesforce.com, Inc.*	30,798
14	ServiceNow, Inc.*	455
49	Silicon Laboratories, Inc.*	2,034
210	Skyworks Solutions, Inc.*	4,473
77	SolarWinds, Inc.*	4,347
86	Solera Holdings, Inc.	4,842
19	Splunk, Inc.*	686
16	Stratasys Ltd.*	1,010
51	Symantec Corp.*	1,195
13	Synopsys, Inc.*	455
210	Teradata Corp.*	12,193
28	Teradyne, Inc.*	469
956	Texas Instruments, Inc.	32,858

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
205	TIBCO Software, Inc.*	$4,397
173	Total System Services, Inc.	4,110
155	Trimble Navigation Ltd.*	9,212
49	Vantiv, Inc., Class A*	1,066
134	VeriFone Systems, Inc.*	2,542
181	VeriSign, Inc.*	8,290
650	Visa, Inc., Class A	103,116
110	VMware, Inc., Class A*	7,901
112	Western Digital Corp.	5,282
711	Western Union Co. (The)	9,975
24	Workday, Inc., Class A*	1,327
328	Xilinx, Inc.	12,225
10	Zebra Technologies Corp., Class A*	447
173	Zynga, Inc., Class A*	586
		2,716,452
	Materials — 2.3%

85	Airgas, Inc.	8,524
63	Albemarle Corp.	4,100
112	Allied Nevada Gold Corp.*	2,050
28	Aptargroup, Inc.	1,510
195	Ball Corp.	8,660
4	Carpenter Technology Corp.	189
194	Celanese Corp.	9,089
18	CF Industries Holdings, Inc.	3,615
41	Compass Minerals International, Inc.	3,023
44	Crown Holdings, Inc.*	1,710
1,165	E.I. du Pont de Nemours & Co.	55,803
156	Eastman Chemical Co.	10,878
323	Ecolab, Inc.	24,726
170	FMC Corp.	10,244
101	International Flavors & Fragrances, Inc.	7,371
32	Intrepid Potash, Inc.	631
29	LyondellBasell Industries N.V., Class A	1,700
29	Martin Marietta Materials, Inc.	2,817
30	Molycorp, Inc.*	184
663	Monsanto Co.	66,983
11	NewMarket Corp.	2,768
152	Owens-Illinois, Inc.*	3,876
112	Packaging Corp. of America	4,679
176	PPG Industries, Inc.	23,700
371	Praxair, Inc.	41,942
10	Rock-Tenn Co., Class A	885
26	Rockwood Holdings, Inc.	1,628
80	Royal Gold, Inc.	5,243
64	RPM International, Inc.	1,946
46	Scotts Miracle-Gro Co. (The), Class A	2,038
108	Sherwin-Williams Co. (The)	17,452
150	Sigma-Aldrich Corp.	11,559
56	Silgan Holdings, Inc.	2,404
151	Southern Copper Corp.	5,706
59	Steel Dynamics, Inc.	901
23	Tahoe Resources, Inc.*	347
116	Valspar Corp.	7,147
6	Westlake Chemical Corp.	517
85	WR Grace & Co.*	6,084
		364,629
	Telecommunication Services — 1.3%

364	Crown Castle International Corp.*	25,407
104	Level 3 Communications, Inc.*	2,078
151	SBA Communications Corp., Class A*	10,739
187	tw telecom, inc.*	4,735
3,531	Verizon Communications, Inc.	164,297
434	Windstream Corp.	3,728
		210,984
	Utilities — 0.1%

20	Aqua America, Inc.	583
64	ITC Holdings Corp.	5,409
258	ONEOK, Inc.	11,607
50	Questar Corp.	1,176
		18,775
	Total Common Stocks (Cost $6,973,915)	9,241,511

Principal Amount
	U.S. Government & Agency Securities (a) — 12.9%
	Federal Farm Credit Bank
$19,691	0.01%, due 03/01/13	19,691
	Federal Home Loan Bank
1,023,935	0.00%, due 03/01/13	1,023,935
	Federal Home Loan Mortgage Corp.
1,142	0.04%, due 03/01/13	1,142
	Federal National Mortgage Association
512	0.01%, due 03/01/13	512
5,907	0.03%, due 03/01/13	5,907
	U.S. Treasury Bill
1,000,000	0.00%, due 04/04/13	999,906
	Total U.S. Government & Agency Securities (Cost $2,051,093)	2,051,093

	Repurchase Agreements (a)(b) — 19.8%
3,152,961	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $3,152,972	3,152,961
	Total Repurchase Agreements (Cost $3,152,961)	3,152,961

	Total Investment Securities (Cost $12,177,969) — 90.8%	14,445,565
	Other assets less liabilities — 9.2%	1,463,520
	Net Assets — 100.0%	$15,909,085

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,280,480.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,120,813
Aggregate gross unrealized depreciation	(227,026)
Net unrealized appreciation	$1,893,787
Federal income tax cost of investments	$12,551,778

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$307,287	$1,204

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,952,798	8,698

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,410,809	5,272

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	4,786,331	398,868

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,678,907	719,676

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	1,344,503	54,123

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Growth Index Fund	6,094,216	290,948

		$1,478,789

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 37.4%
	Consumer Discretionary — 3.5%

21	Aaron’s, Inc.	$573
91	Abercrombie & Fitch Co., Class A	4,243
50	American Eagle Outfitters, Inc.	1,034
19	AutoNation, Inc.*	832
309	Best Buy Co., Inc.	5,071
205	Cablevision Systems Corp., Class A	2,868
214	CarMax, Inc.*	8,220
57	Chico’s FAS, Inc.	968
28	Choice Hotels International, Inc.	1,065
20	Clear Channel Outdoor Holdings, Inc., Class A*	152
296	D.R. Horton, Inc.	6,601
15	Deckers Outdoor Corp.*	605
75	DeVry, Inc.	2,248
34	Dillard’s, Inc., Class A	2,709
51	DISH Network Corp., Class A	1,775
78	DreamWorks Animation SKG, Inc., Class A*	1,295
2	DSW, Inc., Class A	135
38	Expedia, Inc.	2,426
138	Foot Locker, Inc.	4,718
143	GameStop Corp., Class A	3,584
270	Gannett Co., Inc.	5,419
116	Garmin Ltd.	3,983
70	Guess?, Inc.	1,938
117	H&R Block, Inc.	2,909
81	Harman International Industries, Inc.	3,438
13	Hasbro, Inc.	520
4	HomeAway, Inc.*	118
52	Hyatt Hotels Corp., Class A*	2,137
137	International Game Technology	2,184
446	Interpublic Group of Cos., Inc. (The)	5,700
183	J.C. Penney Co., Inc.	3,215
70	Jarden Corp.*	4,348
31	John Wiley & Sons, Inc., Class A	1,134
246	Kohl’s Corp.	11,341
12	Lamar Advertising Co., Class A*	555
114	Lear Corp.	6,090
161	Leggett & Platt, Inc.	4,923
186	Lennar Corp., Class A	7,178
549	Liberty Interactive Corp., Class A*	11,463
116	Liberty Media Corp.*	12,528
37	Liberty Ventures*	2,671
411	Macy’s, Inc.	16,892
66	Madison Square Garden Co. (The), Class A*	3,691
21	Marriott International, Inc., Class A	828
88	Mattel, Inc.	3,586
456	MGM Resorts International*	5,695
65	Mohawk Industries, Inc.*	6,891
333	Newell Rubbermaid, Inc.	7,772
1	NVR, Inc.*	1,009
70	Penn National Gaming, Inc.*	3,490
393	PulteGroup, Inc.*	7,538
7	PVH Corp.	853
59	Regal Entertainment Group, Class A	925
174	Royal Caribbean Cruises Ltd.	6,067
11	Sally Beauty Holdings, Inc.*	305
42	Sears Holdings Corp.*	1,890
9	Sears Hometown and Outlet Stores, Inc.*	401
249	Service Corp. International	3,869
98	Signet Jewelers Ltd.	6,000
791	Staples, Inc.	10,425
116	Starz - Liberty Capital*	2,153
46	Thor Industries, Inc.	1,729
23	Tiffany & Co.	1,545
165	Toll Brothers, Inc.*	5,630
116	TRW Automotive Holdings Corp.*	6,808
57	Visteon Corp.*	3,322
5	Washington Post Co. (The), Class B	1,993
322	Wendy’s Co. (The)	1,832
89	Whirlpool Corp.	10,053
45	Williams-Sonoma, Inc.	2,043
		270,149
	Consumer Staples — 1.8%

113	Avon Products, Inc.	2,209
181	Beam, Inc.	11,046
22	Brown-Forman Corp., Class B	1,444
167	Bunge Ltd.	12,376
43	Campbell Soup Co.	1,770
61	Church & Dwight Co., Inc.	3,780
140	Clorox Co. (The)	11,761
297	Coca-Cola Enterprises, Inc.	10,627
477	ConAgra Foods, Inc.	16,270
169	Constellation Brands, Inc., Class A*	7,477
2	Crimson Wine Group Ltd.*	17
30	Dean Foods Co.*	498
71	Energizer Holdings, Inc.	6,527
24	Green Mountain Coffee Roasters, Inc.*	1,146
138	H. J. Heinz Co.	9,995
20	Hillshire Brands Co. (The)	648
66	Hormel Foods Corp.	2,469
69	Ingredion, Inc.	4,568
129	J.M. Smucker Co. (The)	12,294
147	Molson Coors Brewing Co., Class B	6,499
238	Safeway, Inc.	5,679
159	Smithfield Foods, Inc.*	3,536
333	Tyson Foods, Inc., Class A	7,549
11	WhiteWave Foods Co., Class A*	172
		140,357
	Energy — 3.5%

253	Alpha Natural Resources, Inc.*	2,019
45	Atwood Oceanics, Inc.*	2,302
66	Cameron International Corp.*	4,206
85	Cheniere Energy, Inc.*	1,811
760	Chesapeake Energy Corp.	15,322
98	Cimarex Energy Co.	6,596
12	Cobalt International Energy, Inc.*	296
261	CONSOL Energy, Inc.	8,391
448	Denbury Resources, Inc.*	8,118
79	Diamond Offshore Drilling, Inc.	5,505
83	Energen Corp.	3,838
151	EQT Corp.	9,527
13	Era Group, Inc.*	262
142	EXCO Resources, Inc.	943
85	Helmerich & Payne, Inc.	5,632
237	HollyFrontier Corp.	13,319
2	Laredo Petroleum Holdings, Inc.*	34
391	Marathon Petroleum Corp.	32,406
270	McDermott International, Inc.*	3,434
223	Murphy Oil Corp.	13,576
333	Nabors Industries Ltd.*	5,581
155	Newfield Exploration Co.*	3,584
159	Noble Energy, Inc.	17,622
9	Oil States International, Inc.*	685
167	Patterson-UTI Energy, Inc.	3,898
313	Peabody Energy Corp.	6,748
25	Pioneer Natural Resources Co.	3,145
148	Plains Exploration & Production Co.*	6,715
205	QEP Resources, Inc.	6,244
142	Rowan Cos. plc, Class A*	4,912
9	RPC, Inc.	146

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
562	SandRidge Energy, Inc.*	$3,203
13	SEACOR Holdings, Inc.	903
12	SM Energy Co.	695
262	Southwestern Energy Co.*	8,979
181	Superior Energy Services, Inc.*	4,787
42	Teekay Corp.	1,457
161	Tesoro Corp.	9,055
59	Tidewater, Inc.	2,792
175	Ultra Petroleum Corp.*	2,986
56	Unit Corp.*	2,547
634	Valero Energy Corp.	28,904
116	Whiting Petroleum Corp.*	5,649
56	World Fuel Services Corp.	2,130
228	WPX Energy, Inc.*	3,235
		274,139
	Financials — 11.4%

15	Affiliated Managers Group, Inc.*	2,193
45	Alexander & Baldwin, Inc.*	1,585
71	Alexandria Real Estate Equities, Inc. (REIT)	5,051
19	Alleghany Corp.*	7,180
20	Allied World Assurance Co. Holdings AG	1,756
107	American Campus Communities, Inc. (REIT)	4,836
392	American Capital Agency Corp. (REIT)	12,434
362	American Capital Ltd.*	5,061
91	American Financial Group, Inc./OH	4,000
8	American National Insurance Co.	643
238	Ameriprise Financial, Inc.	16,334
1,118	Annaly Capital Management, Inc. (REIT)	17,318
343	Aon plc	20,954
47	Apartment Investment & Management Co., Class A (REIT)	1,392
138	Arch Capital Group Ltd.*	6,779
285	Ares Capital Corp.	5,277
82	Aspen Insurance Holdings Ltd.	2,941
200	Associated Banc-Corp	2,878
93	Assurant, Inc.	3,905
197	Assured Guaranty Ltd.	3,678
131	AvalonBay Communities, Inc. (REIT)	16,353
119	Axis Capital Holdings Ltd.	4,847
52	Bank of Hawaii Corp.	2,516
40	BankUnited, Inc.	1,134
194	BioMed Realty Trust, Inc. (REIT)	4,097
30	BOK Financial Corp.	1,783
143	Boston Properties, Inc. (REIT)	14,855
164	Brandywine Realty Trust (REIT)	2,255
63	BRE Properties, Inc. (REIT)	3,062
122	Brown & Brown, Inc.	3,660
24	Camden Property Trust (REIT)	1,659
243	CapitalSource, Inc.	2,187
175	Capitol Federal Financial, Inc.	2,070
171	CBL & Associates Properties, Inc. (REIT)	3,889
14	CBOE Holdings, Inc.	503
1,179	Chimera Investment Corp. (REIT)	3,513
168	Cincinnati Financial Corp.	7,562
230	CIT Group, Inc.*	9,628
54	City National Corp./CA	3,068
30	CNA Financial Corp.	946
226	Comerica, Inc.	7,770
90	Commerce Bancshares, Inc./MO	3,428
96	CommonWealth REIT (REIT)	2,424
93	Corporate Office Properties Trust (REIT)	2,406
115	Corrections Corp. of America (REIT)	4,410
61	Cullen/Frost Bankers, Inc.	3,694
273	DDR Corp. (REIT)	4,715
160	Douglas Emmett, Inc. (REIT)	3,922
368	Duke Realty Corp. (REIT)	5,947
328	E*TRADE Financial Corp.*	3,513
166	East West Bancorp, Inc.	4,084
45	Endurance Specialty Holdings Ltd.	1,982
8	Equity Lifestyle Properties, Inc. (REIT)	590
61	Everest Re Group Ltd.	7,601
47	Extra Space Storage, Inc. (REIT)	1,760
16	Federal Realty Investment Trust (REIT)	1,699
17	Federated Investors, Inc., Class B	395
256	Fidelity National Financial, Inc., Class A	6,385
1,056	Fifth Third Bancorp	16,727
6	First Citizens BancShares, Inc./NC, Class A	1,077
290	First Horizon National Corp.	3,083
405	First Niagara Financial Group, Inc.	3,313
117	First Republic Bank/CA	4,265
172	Forest City Enterprises, Inc., Class A*	2,759
230	Fulton Financial Corp.	2,610
606	General Growth Properties, Inc. (REIT)	11,599
564	Genworth Financial, Inc., Class A*	4,817
28	Hanover Insurance Group, Inc. (The)	1,195
506	Hartford Financial Services Group, Inc.	11,947
112	Hatteras Financial Corp. (REIT)	2,989
116	HCC Insurance Holdings, Inc.	4,640
482	HCP, Inc. (REIT)	23,560
297	Health Care REIT, Inc. (REIT)	19,050
27	Home Properties, Inc. (REIT)	1,685
142	Hospitality Properties Trust (REIT)	3,791
825	Host Hotels & Resorts, Inc. (REIT)	13,753
31	Howard Hughes Corp. (The)*	2,380
606	Hudson City Bancorp, Inc.	5,163
992	Huntington Bancshares, Inc./OH	6,974
46	Interactive Brokers Group, Inc., Class A	677
514	Invesco Ltd.	13,770
216	Janus Capital Group, Inc.	2,000
50	Jones Lang LaSalle, Inc.	4,832
57	Kemper Corp.	1,803
1,094	KeyCorp	10,273
79	Kilroy Realty Corp. (REIT)	4,168
467	Kimco Realty Corp. (REIT)	10,167
151	Legg Mason, Inc.	4,303
305	Leucadia National Corp.	8,204
119	Liberty Property Trust (REIT)	4,616
327	Lincoln National Corp.	9,660
8	LPL Financial Holdings, Inc.	252
145	M&T Bank Corp.	14,803
152	Macerich Co. (The) (REIT)	9,137
101	Mack-Cali Realty Corp. (REIT)	2,866
11	Markel Corp.*	5,318
162	MBIA, Inc.*	1,567
31	Mercury General Corp.	1,205
410	MFA Financial, Inc. (REIT)	3,641
3	Mid-America Apartment Communities, Inc. (REIT)	208
134	NASDAQ OMX Group, Inc. (The)	4,242
123	National Retail Properties, Inc. (REIT)	4,237
504	New York Community Bancorp, Inc.	6,804
247	Northern Trust Corp.	13,133
291	NYSE Euronext	10,848

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
298	Old Republic International Corp.	$3,579
70	PartnerRe Ltd.	6,247
302	People’s United Financial, Inc.	3,956
198	Piedmont Office Realty Trust, Inc., Class A (REIT)	3,893
118	Popular, Inc.*	3,295
37	Post Properties, Inc. (REIT)	1,766
344	Principal Financial Group, Inc.	10,874
70	ProAssurance Corp.	3,282
701	Progressive Corp. (The)	17,076
528	Prologis, Inc. (REIT)	20,560
93	Protective Life Corp.	2,969
130	Raymond James Financial, Inc.	5,704
29	Rayonier, Inc. (REIT)	1,620
42	Realogy Holdings Corp.*	1,884
205	Realty Income Corp. (REIT)	9,358
41	Regency Centers Corp. (REIT)	2,127
1,621	Regions Financial Corp.	12,401
85	Reinsurance Group of America, Inc.	4,888
55	RenaissanceRe Holdings Ltd.	4,809
98	Retail Properties of America, Inc., Class A (REIT)	1,450
216	Senior Housing Properties Trust (REIT)	5,419
46	Signature Bank/NY*	3,416
103	SL Green Realty Corp. (REIT)	8,407
530	SLM Corp.	10,054
66	St. Joe Co. (The)*	1,472
51	StanCorp Financial Group, Inc.	2,030
618	SunTrust Banks, Inc.	17,051
51	SVB Financial Group*	3,420
903	Synovus Financial Corp.	2,294
46	Taubman Centers, Inc. (REIT)	3,529
186	TCF Financial Corp.	2,556
266	TD Ameritrade Holding Corp.	5,057
92	TFS Financial Corp.*	967
113	Torchmark Corp.	6,349
284	UDR, Inc. (REIT)	6,776
310	Unum Group	7,586
102	Validus Holdings Ltd.	3,634
226	Valley National Bancorp	2,267
332	Ventas, Inc. (REIT)	23,499
213	Vornado Realty Trust (REIT)	17,085
127	W. R. Berkley Corp.	5,270
123	Washington Federal, Inc.	2,159
139	Weingarten Realty Investors (REIT)	4,260
419	Weyerhaeuser Co. (REIT)	12,323
6	White Mountains Insurance Group Ltd.	3,390
358	XL Group plc	10,253
211	Zions Bancorp.	5,094
		879,973
	Health Care — 2.7%

92	Alere, Inc.*	2,094
197	Allscripts Healthcare Solutions, Inc.*	2,506
23	Bio-Rad Laboratories, Inc., Class A*	2,834
1,640	Boston Scientific Corp.*	12,120
112	Brookdale Senior Living, Inc.*	3,100
255	CareFusion Corp.*	8,349
21	Charles River Laboratories International, Inc.*	856
331	Cigna Corp.	19,350
104	Community Health Systems, Inc.	4,395
38	Cooper Cos., Inc. (The)	4,030
60	Covance, Inc.*	3,995
154	Coventry Health Care, Inc.	6,985
90	DENTSPLY International, Inc.	3,728
50	Endo Health Solutions, Inc.*	1,550
305	Forest Laboratories, Inc.*	11,224
67	HCA Holdings, Inc.	2,485
294	Health Management Associates, Inc., Class A*	3,231
96	Health Net, Inc.*	2,471
45	Henry Schein, Inc.*	4,015
71	Hill-Rom Holdings, Inc.	2,327
304	Hologic, Inc.*	6,636
189	Hospira, Inc.*	5,562
187	Humana, Inc.	12,765
186	Life Technologies Corp.*	10,812
56	LifePoint Hospitals, Inc.*	2,469
56	MEDNAX, Inc.*	4,795
38	Mylan, Inc.*	1,125
120	Omnicare, Inc.	4,471
8	Patterson Cos., Inc.	291
131	PerkinElmer, Inc.	4,476
270	QIAGEN N.V.*	5,792
161	Quest Diagnostics, Inc.	9,043
52	Sirona Dental Systems, Inc.*	3,693
82	St. Jude Medical, Inc.	3,362
47	Teleflex, Inc.	3,758
112	Tenet Healthcare Corp.*	4,403
97	Universal Health Services, Inc., Class B	5,615
100	VCA Antech, Inc.*	2,196
182	Zimmer Holdings, Inc.	13,643
		206,552
	Industrials — 4.2%

120	AECOM Technology Corp.*	3,637
112	AGCO Corp.	5,766
77	Air Lease Corp.*	2,092
38	Alliant Techsystems, Inc.	2,500
119	Avery Dennison Corp.	4,861
65	Carlisle Cos., Inc.	4,412
53	Chicago Bridge & Iron Co. N.V.	2,840
66	Cintas Corp.	2,897
32	CNH Global N.V.	1,418
39	Colfax Corp.*	1,693
29	Con-way, Inc.	1,019
7	Copa Holdings S.A., Class A	731
116	Covanta Holding Corp.	2,269
56	Crane Co.	3,012
352	Delta Air Lines, Inc.*	5,023
211	Dover Corp.	15,477
17	Dun & Bradstreet Corp. (The)	1,370
432	Eaton Corp. plc	26,771
19	Engility Holdings, Inc.*	359
14	Equifax, Inc.	772
214	Exelis, Inc.	2,208
23	Expeditors International of Washington, Inc.	894
4	Flowserve Corp.	642
49	Fluor Corp.	3,033
153	Fortune Brands Home & Security, Inc.*	5,286
57	Gardner Denver, Inc.	4,046
54	GATX Corp.	2,692
54	General Cable Corp.*	1,779
135	GrafTech International Ltd.*	998
92	Harsco Corp.	2,206
124	Hertz Global Holdings, Inc.*	2,474
12	Hubbell, Inc., Class B	1,115
57	Huntington Ingalls Industries, Inc.	2,738
78	IDEX Corp.	3,973
62	Ingersoll-Rand plc	3,264
13	Iron Mountain, Inc.	448
81	ITT Corp.	2,133

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
148	Jacobs Engineering Group, Inc.*	$7,228
28	Kansas City Southern	2,883
33	KAR Auction Services, Inc.	700
170	KBR, Inc.	5,166
92	Kennametal, Inc.	3,724
17	Kirby Corp.*	1,292
112	L-3 Communications Holdings, Inc.	8,542
36	Manitowoc Co., Inc. (The)	667
92	Manpower, Inc.	5,023
45	Matson, Inc.	1,157
10	MRC Global, Inc.*	307
81	Navistar International Corp.*	2,011
105	Nielsen Holdings N.V.*	3,537
5	Nordson Corp.	317
105	Oshkosh Corp.*	4,049
140	Owens Corning*	5,433
317	PACCAR, Inc.	15,035
95	Parker Hannifin Corp.	8,976
241	Pentair Ltd.	12,838
75	Pitney Bowes, Inc.	983
240	Quanta Services, Inc.*	6,816
207	R.R. Donnelley & Sons Co.	2,161
48	Regal-Beloit Corp.	3,709
348	Republic Services, Inc.	10,941
59	Ryder System, Inc.	3,316
53	Snap-on, Inc.	4,254
673	Southwest Airlines Co.	7,874
105	Spirit Aerosystems Holdings, Inc., Class A*	1,828
41	SPX Corp.	3,301
184	Stanley Black & Decker, Inc.	14,481
127	Terex Corp.*	4,167
302	Textron, Inc.	8,713
91	Timken Co.	4,943
70	Towers Watson & Co., Class A	4,660
92	Trinity Industries, Inc.	3,978
38	Triumph Group, Inc.	2,790
87	URS Corp.	3,677
119	UTi Worldwide, Inc.	1,812
23	Verisk Analytics, Inc., Class A*	1,346
5	WABCO Holdings, Inc.*	344
133	Waste Connections, Inc.	4,550
50	WESCO International, Inc.*	3,695
190	Xylem, Inc.	5,225
		327,297
	Information Technology — 3.8%

486	Activision Blizzard, Inc.	6,950
16	Akamai Technologies, Inc.*	591
194	Amdocs Ltd.	7,075
313	Analog Devices, Inc.	14,154
68	AOL, Inc.*	2,509
1,374	Applied Materials, Inc.	18,824
122	Arrow Electronics, Inc.*	4,898
466	Atmel Corp.*	3,169
17	Avago Technologies Ltd.	582
157	Avnet, Inc.*	5,544
55	AVX Corp.	648
28	Booz Allen Hamilton Holding Corp.	358
526	Brocade Communications Systems, Inc.*	2,951
384	CA, Inc.	9,404
178	Computer Sciences Corp.	8,549
237	Compuware Corp.*	2,752
112	CoreLogic, Inc.*	2,902
133	Cree, Inc.*	6,016
68	Cypress Semiconductor Corp.*	716
67	Diebold, Inc.	1,892
23	Dolby Laboratories, Inc., Class A	733
32	DST Systems, Inc.	2,173
33	EchoStar Corp., Class A*	1,249
344	Electronic Arts, Inc.*	6,030
146	Fairchild Semiconductor International, Inc.*	2,082
288	Fidelity National Information Services, Inc.	10,843
27	Fiserv, Inc.*	2,217
34	FLIR Systems, Inc.	896
3	Freescale Semiconductor Ltd.*	46
29	Genpact Ltd.	511
92	Harris Corp.	4,422
76	IAC/InterActiveCorp	3,097
175	Ingram Micro, Inc., Class A*	3,301
46	Itron, Inc.*	1,935
174	Jabil Circuit, Inc.	3,259
265	JDS Uniphase Corp.*	3,752
608	Juniper Networks, Inc.*	12,573
192	KLA-Tencor Corp.	10,514
127	Lam Research Corp.*	5,372
74	Lexmark International, Inc., Class A	1,629
503	Marvell Technology Group Ltd.	5,080
168	Maxim Integrated Products, Inc.	5,238
1,136	Micron Technology, Inc.*	9,531
158	Molex, Inc.	4,378
137	NetApp, Inc.*	4,635
710	NVIDIA Corp.	8,989
521	ON Semiconductor Corp.*	4,168
2	Palo Alto Networks, Inc.*	122
25	Paychex, Inc.	828
239	PMC-Sierra, Inc.*	1,551
205	Polycom, Inc.*	1,868
94	Rovi Corp.*	1,672
210	SAIC, Inc.	2,482
280	SanDisk Corp.*	14,109
4	ServiceNow, Inc.*	130
4	Silicon Laboratories, Inc.*	166
24	Skyworks Solutions, Inc.*	511
19	Stratasys Ltd.*	1,200
780	Symantec Corp.*	18,283
155	Synopsys, Inc.*	5,430
43	Tech Data Corp.*	2,282
188	Teradyne, Inc.*	3,151
26	Total System Services, Inc.	618
15	VeriSign, Inc.*	687
152	Vishay Intertechnology, Inc.*	2,005
151	Western Digital Corp.	7,121
7	Workday, Inc., Class A*	387
1,460	Xerox Corp.	11,841
50	Zebra Technologies Corp., Class A*	2,236
		297,817
	Materials — 2.2%

45	Albemarle Corp.	2,929
1,224	Alcoa, Inc.	10,428
123	Allegheny Technologies, Inc.	3,748
51	Aptargroup, Inc.	2,751
90	Ashland, Inc.	7,017
118	Bemis Co., Inc.	4,406
73	Cabot Corp.	2,685
47	Carpenter Technology Corp.	2,220
59	CF Industries Holdings, Inc.	11,849
183	Cliffs Natural Resources, Inc.	4,659
133	Commercial Metals Co.	2,169
130	Crown Holdings, Inc.*	5,053
53	Cytec Industries, Inc.	3,837
41	Domtar Corp.	3,057
32	Eastman Chemical Co.	2,231
36	Greif, Inc., Class A	1,831

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
219	Huntsman Corp.	$3,773
502	International Paper Co.	22,093
32	Intrepid Potash, Inc.	631
23	Kronos Worldwide, Inc.	394
26	Martin Marietta Materials, Inc.	2,525
198	MeadWestvaco Corp.	7,071
82	Molycorp, Inc.*	503
364	Nucor Corp.	16,398
49	Owens-Illinois, Inc.*	1,249
9	Packaging Corp. of America	376
86	Reliance Steel & Aluminum Co.	5,727
72	Rock-Tenn Co., Class A	6,368
55	Rockwood Holdings, Inc.	3,443
92	RPM International, Inc.	2,798
6	Scotts Miracle-Gro Co. (The), Class A	266
223	Sealed Air Corp.	4,953
115	Sonoco Products Co.	3,654
197	Steel Dynamics, Inc.	3,008
72	Tahoe Resources, Inc.*	1,087
165	United States Steel Corp.	3,439
148	Vulcan Materials Co.	7,538
72	Walter Energy, Inc.	2,289
18	Westlake Chemical Corp.	1,552
7	WR Grace & Co.*	501
		172,506
	Telecommunication Services — 0.5%

402	Clearwire Corp., Class A*	1,254
1,146	Frontier Communications Corp.	4,744
91	Level 3 Communications, Inc.*	1,818
348	MetroPCS Communications, Inc.*	3,410
197	NII Holdings, Inc.*	950
3,441	Sprint Nextel Corp.*	19,958
109	Telephone & Data Systems, Inc.	2,495
16	United States Cellular Corp.*	589
274	Windstream Corp.	2,354
		37,572
	Utilities — 3.8%

736	AES Corp. (The)	8,552
135	AGL Resources, Inc.	5,395
127	Alliant Energy Corp.	6,057
278	Ameren Corp.	9,394
202	American Water Works Co., Inc.	7,969
142	Aqua America, Inc.	4,136
103	Atmos Energy Corp.	3,931
439	Calpine Corp.*	8,078
490	CenterPoint Energy, Inc.	10,501
300	CMS Energy Corp.	7,983
195	DTE Energy Co.	13,026
374	Edison International	17,963
203	Entergy Corp.	12,639
156	Great Plains Energy, Inc.	3,405
111	Hawaiian Electric Industries, Inc.	2,996
90	Integrys Energy Group, Inc.	5,091
217	MDU Resources Group, Inc.	5,243
83	National Fuel Gas Co.	4,830
355	NiSource, Inc.	9,833
360	Northeast Utilities	14,944
369	NRG Energy, Inc.	8,856
271	NV Energy, Inc.	5,355
113	OGE Energy Corp.	6,544
262	Pepco Holdings, Inc.	5,316
126	Pinnacle West Capital Corp.	7,048
666	PPL Corp.	20,526
158	Questar Corp.	3,715
134	SCANA Corp.	6,545
277	Sempra Energy	21,539
247	TECO Energy, Inc.	4,261
129	UGI Corp.	4,621
94	Vectren Corp.	3,102
145	Westar Energy, Inc.	4,498
264	Wisconsin Energy Corp.	10,903
559	Xcel Energy, Inc.	16,043
		290,838
	Total Common Stocks (Cost $2,612,533)	2,897,200

Principal Amount
	U.S. Government & Agency Securities (a) — 21.0%
	Federal Farm Credit Bank
$11,717	0.01%, due 03/01/13	11,717
	Federal Home Loan Bank
609,272	0.00%, due 03/01/13	609,272
	Federal Home Loan Mortgage Corp.
680	0.04%, due 03/01/13	680
	Federal National Mortgage Association
305	0.01%, due 03/01/13	305
3,515	0.03%, due 03/01/13	3,515
	U.S. Treasury Bill
1,000,000	0.00%, due 04/04/13	999,906
	Total U.S. Government & Agency Securities (Cost $1,625,395)	1,625,395

	Repurchase Agreements (a)(b) — 25.0%
1,936,251	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,936,257	1,936,251
	Total Repurchase Agreements (Cost $1,936,251)	1,936,251

	Total Investment Securities (Cost $6,174,179) — 83.4%	6,458,846
	Other assets less liabilities — 16.6%	1,288,696
	Net Assets — 100.0%	$7,747,542

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $560,772.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,696
Aggregate gross unrealized depreciation	(12,424)
Net unrealized appreciation	$283,272
Federal income tax cost of investments	$6,175,574

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$1,148,933	$5,796

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,211,069	4,355

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	2,054,192	862,335

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,340,016	141,516

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	862,201	61,959

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Value Index Fund	4,982,361	430,650

		$1,506,611

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares			Value
		Common Stocks (a) — 42.0%
		Consumer Discretionary — 10.4%

105		Aaron’s, Inc.	$2,865
134		Advance Auto Parts, Inc.	10,230
48		Allison Transmission Holdings, Inc.	1,109
104		AMC Networks, Inc., Class A*	5,970
277		American Eagle Outfitters, Inc.	5,728
175		Apollo Group, Inc., Class A*	2,952
224		Ascena Retail Group, Inc.*	3,761
34		AutoNation, Inc.*	1,488
69		AutoZone, Inc.*	26,230
75		Bally Technologies, Inc.*	3,581
424		Bed Bath & Beyond, Inc.*	24,062
109		Big Lots, Inc.*	3,630
209		BorgWarner, Inc.*	15,552
129		Brinker International, Inc.	4,306
41		Cablevision Systems Corp., Class A	574
76		CarMax, Inc.*	2,919
88		Carter’s, Inc.*	4,964
89		Charter Communications, Inc., Class A*	7,689
215		Chico’s FAS, Inc.	3,651
58		Chipotle Mexican Grill, Inc.*	18,374
4		Choice Hotels International, Inc.	152
210		Cinemark Holdings, Inc.	5,838
45		Clear Channel Outdoor Holdings, Inc., Class A*	342
37		D.R. Horton, Inc.	825
235		Darden Restaurants, Inc.	10,873
40		Deckers Outdoor Corp.*	1,614
599		Delphi Automotive plc*	25,068
169		Dick’s Sporting Goods, Inc.	8,450
436		Discovery Communications, Inc., Class A*	31,972
291		DISH Network Corp., Class A	10,127
337		Dollar General Corp.*	15,617
423		Dollar Tree, Inc.*	19,113
56		DSW, Inc., Class A	3,791
130		Dunkin’ Brands Group, Inc.	4,829
100		Expedia, Inc.	6,384
176		Family Dollar Stores, Inc.	10,129
57		Foot Locker, Inc.	1,949
100		Fossil, Inc.*	10,277
553		Gap, Inc. (The)	18,205
15		Garmin Ltd.	515
263		Gentex Corp.	4,931
284		Genuine Parts Co.	20,172
126		GNC Holdings, Inc., Class A	5,166
446		Goodyear Tire & Rubber Co. (The)*	5,789
79		Groupon, Inc.*	358
314		H&R Block, Inc.	7,806
178		Hanesbrands, Inc.*	7,056
422		Harley-Davidson, Inc.	22,210
190		Hasbro, Inc.	7,604
52		HomeAway, Inc.*	1,534
270		International Game Technology	4,304
45		Interpublic Group of Cos., Inc. (The)	575
44		ITT Educational Services, Inc.*	606
33		Jarden Corp.*	2,050
37		John Wiley & Sons, Inc., Class A	1,353
29		Kohl’s Corp.	1,337
121		Lamar Advertising Co., Class A*	5,595
478		Liberty Global, Inc., Class A*	32,929
146		Liberty Interactive Corp., Class A*	3,048
13		Liberty Media Corp.*	1,404
10		Liberty Ventures*	722
440		Limited Brands, Inc.	20,029
538		LKQ Corp.*	11,400
102		Macy’s, Inc.	4,192
6		Madison Square Garden Co. (The), Class A*	336
403		Marriott International, Inc., Class A	15,898
481		Mattel, Inc.	19,601
155		Michael Kors Holdings Ltd.*	9,188
41		Morningstar, Inc.	2,812
101		Netflix, Inc.*	18,996
272		Nordstrom, Inc.	14,748
8		NVR, Inc.*	8,074
497		Omnicom Group, Inc.	28,592
217		O’Reilly Automotive, Inc.*	22,078
186		Pandora Media, Inc.*	2,269
52		Panera Bread Co., Class A*	8,369
10		Penn National Gaming, Inc.*	498
198		PetSmart, Inc.	12,892
118		Polaris Industries, Inc.	10,310
130		PVH Corp.	15,840
112		Ralph Lauren Corp.	19,429
54		Regal Entertainment Group, Class A	846
413		Ross Stores, Inc.	23,937
265		Sally Beauty Holdings, Inc.*	7,351
155		Scripps Networks Interactive, Inc., Class A	9,773
6,933		Sirius XM Radio, Inc.	21,492
360		Starwood Hotels & Resorts Worldwide, Inc.	21,719
13		Starz - Liberty Capital*	241
109		Tempur-Pedic International, Inc.*	4,477
129		Tesla Motors, Inc.*	4,493
6		Thor Industries, Inc.	226
194		Tiffany & Co.	13,029
131		Tractor Supply Co.	13,623
158		TripAdvisor, Inc.*	7,183
102		Tupperware Brands Corp.	7,979
115		Ulta Salon Cosmetics & Fragrance, Inc.	10,184
142		Under Armour, Inc., Class A*	6,998
194		Urban Outfitters, Inc.*	7,861
160		VF Corp.	25,802
507		Virgin Media, Inc.	23,525
6		Visteon Corp.*	350
49		Weight Watchers International, Inc.	2,099
90		Williams-Sonoma, Inc.	4,086
249		Wyndham Worldwide Corp.	15,000
145		Wynn Resorts Ltd.	16,950
			967,029
		Consumer Staples — 3.3%

607		Avon Products, Inc.	11,867
238		Brown-Forman Corp., Class B	15,618
250		Campbell Soup Co.	10,290
156		Church & Dwight Co., Inc.	9,666
15		Clorox Co. (The)	1,260
37		Coca-Cola Enterprises, Inc.	1,324
—	#	Crimson Wine Group Ltd.*	4
289		Dean Foods Co.*	4,797
386		Dr. Pepper Snapple Group, Inc.	16,837
204		Flowers Foods, Inc.	5,749
50		Fresh Market, Inc. (The)*	2,331
212		Green Mountain Coffee Roasters, Inc.*	10,125
363		H. J. Heinz Co.	26,292
197		Herbalife Ltd.	7,937
274		Hershey Co. (The)	22,835
184		Hillshire Brands Co. (The)	5,962
140		Hormel Foods Corp.	5,237
30		Ingredion, Inc.	1,986
962		Kroger Co. (The)	28,100
714		Lorillard, Inc.	27,518

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
242	McCormick & Co., Inc. (Non-Voting)	$16,279
372	Mead Johnson Nutrition Co.	27,867
263	Monster Beverage Corp.*	13,263
98	Nu Skin Enterprises, Inc., Class A	4,038
61	Safeway, Inc.	1,455
24	WhiteWave Foods Co., Class A*	375
335	Whole Foods Market, Inc.	28,683
		307,695
	Energy — 2.4%

33	Atwood Oceanics, Inc.*	1,688
383	Cabot Oil & Gas Corp.	23,735
345	Cameron International Corp.*	21,983
36	CARBO Ceramics, Inc.	3,269
256	Cheniere Energy, Inc.*	5,453
316	Cobalt International Energy, Inc.*	7,796
190	Concho Resources, Inc.*	17,092
77	Continental Resources, Inc.*	6,776
138	Dresser-Rand Group, Inc.*	8,509
17	Era Group, Inc.*	343
436	FMC Technologies, Inc.*	22,633
79	Golar LNG Ltd.	2,995
40	Helmerich & Payne, Inc.	2,650
129	Kosmos Energy Ltd.*	1,410
35	Laredo Petroleum Holdings, Inc.*	600
72	Noble Energy, Inc.	7,980
198	Oceaneering International, Inc.	12,591
86	Oil States International, Inc.*	6,549
204	Pioneer Natural Resources Co.	25,665
296	Range Resources Corp.	22,733
98	RPC, Inc.	1,586
17	SEACOR Holdings, Inc.	1,181
97	SM Energy Co.	5,614
220	Southwestern Energy Co.*	7,539
30	Whiting Petroleum Corp.*	1,461
42	World Fuel Services Corp.	1,597
		221,428
	Financials — 3.5%

70	Affiliated Managers Group, Inc.*	10,236
5	Alexander & Baldwin, Inc.*	176
34	Allied World Assurance Co. Holdings AG	2,986
19	American Campus Communities, Inc. (REIT)	859
51	Aon plc	3,116
187	Apartment Investment & Management Co., Class A (REIT)	5,539
28	Arch Capital Group Ltd.*	1,375
216	Arthur J. Gallagher & Co.	8,312
46	Boston Properties, Inc. (REIT)	4,778
40	BRE Properties, Inc. (REIT)	1,944
19	Brown & Brown, Inc.	570
116	Camden Property Trust (REIT)	8,020
138	CBOE Holdings, Inc.	4,957
598	CBRE Group, Inc., Class A*	14,454
222	Digital Realty Trust, Inc. (REIT)	14,870
211	Eaton Vance Corp.	8,058
8	Endurance Specialty Holdings Ltd.	352
62	Equity Lifestyle Properties, Inc. (REIT)	4,569
47	Erie Indemnity Co., Class A	3,440
64	Essex Property Trust, Inc. (REIT)	9,535
127	Extra Space Storage, Inc. (REIT)	4,755
92	Federal Realty Investment Trust (REIT)	9,771
140	Federated Investors, Inc., Class B	3,251
37	Hanover Insurance Group, Inc. (The)	1,579
58	HCP, Inc. (REIT)	2,835
50	Home Properties, Inc. (REIT)	3,121
133	IntercontinentalExchange, Inc.*	20,591
10	Kilroy Realty Corp. (REIT)	528
209	Lazard Ltd., Class A	7,503
85	Leucadia National Corp.	2,286
80	LPL Financial Holdings, Inc.	2,522
510	McGraw-Hill Cos., Inc. (The)	23,741
70	Mid-America Apartment Communities, Inc. (REIT)	4,861
358	Moody’s Corp.	17,205
222	MSCI, Inc.*	7,355
133	People’s United Financial, Inc.	1,742
295	Plum Creek Timber Co., Inc. (REIT)	14,308
41	Post Properties, Inc. (REIT)	1,957
177	Rayonier, Inc. (REIT)	9,889
23	Realogy Holdings Corp.*	1,032
99	Regency Centers Corp. (REIT)	5,136
250	SEI Investments Co.	7,068
15	Signature Bank/NY*	1,114
14	St. Joe Co. (The)*	312
465	T. Rowe Price Group, Inc.	33,103
169	Tanger Factory Outlet Centers (REIT)	5,964
33	Taubman Centers, Inc. (REIT)	2,532
27	Validus Holdings Ltd.	962
157	Waddell & Reed Financial, Inc., Class A	6,440
314	Weyerhaeuser Co. (REIT)	9,235
		320,844
	Health Care — 5.3%

232	Actavis, Inc.*	19,757
634	Agilent Technologies, Inc.	26,298
350	Alexion Pharmaceuticals, Inc.*	30,359
429	AmerisourceBergen Corp.	20,249
332	Ariad Pharmaceuticals, Inc.*	6,982
223	BioMarin Pharmaceutical, Inc.*	12,927
170	Bruker Corp.*	2,982
153	C.R. Bard, Inc.	15,124
373	Catamaran Corp.*	20,034
264	Cerner Corp.*	23,089
57	Charles River Laboratories International, Inc.*	2,322
26	Cooper Cos., Inc. (The)	2,758
6	Covance, Inc.*	400
171	DaVita HealthCare Partners, Inc.*	20,455
115	DENTSPLY International, Inc.	4,763
209	Edwards Lifesciences Corp.*	17,959
134	Endo Health Solutions, Inc.*	4,154
195	HCA Holdings, Inc.	7,233
93	Henry Schein, Inc.*	8,297
100	IDEXX Laboratories, Inc.*	9,212
225	Illumina, Inc.*	11,279
175	Incyte Corp.*	3,885
177	Laboratory Corp. of America Holdings*	15,682
31	Life Technologies Corp.*	1,802
132	Medivation, Inc.*	6,487
57	Mettler-Toledo International, Inc.*	12,130
680	Mylan, Inc.*	20,135
147	Myriad Genetics, Inc.*	3,737
131	Onyx Pharmaceuticals, Inc.*	9,866
158	Patterson Cos., Inc.	5,742
170	Perrigo Co.	19,239
34	Quest Diagnostics, Inc.	1,910
141	Regeneron Pharmaceuticals, Inc.*	23,547
260	ResMed, Inc.	11,567
106	Salix Pharmaceuticals Ltd.*	5,178
19	Sirona Dental Systems, Inc.*	1,349
441	St. Jude Medical, Inc.	18,081

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
67	Techne Corp.	$4,555
11	Tenet Healthcare Corp.*	432
107	Thoratec Corp.*	3,767
87	United Therapeutics Corp.*	5,203
9	Universal Health Services, Inc., Class B	521
203	Varian Medical Systems, Inc.*	14,338
385	Vertex Pharmaceuticals, Inc.*	18,026
306	Warner Chilcott plc, Class A	4,134
162	Waters Corp.*	15,021
32	Zimmer Holdings, Inc.	2,399
		495,366
	Industrials — 6.5%

440	AMETEK, Inc.	18,405
39	Armstrong World Industries, Inc.	1,994
179	B/E Aerospace, Inc.*	9,417
216	Babcock & Wilcox Co. (The)	5,836
297	C.H. Robinson Worldwide, Inc.	16,935
10	Carlisle Cos., Inc.	679
109	Chicago Bridge & Iron Co. N.V.	5,841
86	Cintas Corp.	3,775
98	Clean Harbors, Inc.*	5,047
17	Colfax Corp.*	738
56	Con-way, Inc.	1,968
49	Copa Holdings S.A., Class A	5,117
186	Copart, Inc.*	6,350
14	Covanta Holding Corp.	274
990	Delta Air Lines, Inc.*	14,127
272	Donaldson Co., Inc.	9,800
55	Dun & Bradstreet Corp. (The)	4,433
155	Eaton Corp. plc	9,605
198	Equifax, Inc.	10,914
350	Expeditors International of Washington, Inc.	13,597
540	Fastenal Co.	27,880
81	Flowserve Corp.	13,000
230	Fluor Corp.	14,237
48	Fortune Brands Home & Security, Inc.*	1,658
6	General Cable Corp.*	198
110	Graco, Inc.	6,391
257	Hertz Global Holdings, Inc.*	5,127
89	Hubbell, Inc., Class B	8,269
30	IDEX Corp.	1,528
92	IHS, Inc., Class A*	9,775
447	Ingersoll-Rand plc	23,535
283	Iron Mountain, Inc.	9,763
40	ITT Corp.	1,053
164	J.B. Hunt Transport Services, Inc.	11,401
193	Joy Global, Inc.	12,225
156	Kansas City Southern	16,063
76	Kirby Corp.*	5,774
86	Landstar System, Inc.	4,841
93	Lennox International, Inc.	5,494
153	Lincoln Electric Holdings, Inc.	8,576
184	Manitowoc Co., Inc. (The)	3,408
651	Masco Corp.	12,538
5	Matson, Inc.	129
25	MRC Global, Inc.*	768
83	MSC Industrial Direct Co., Inc., Class A	7,082
55	Nielsen Holdings N.V.*	1,853
109	Nordson Corp.	6,911
147	PACCAR, Inc.	6,972
211	Pall Corp.	14,386
124	Parker Hannifin Corp.	11,716
191	Pitney Bowes, Inc.	2,502
85	Polypore International, Inc.*	3,254
261	Robert Half International, Inc.	9,279
260	Rockwell Automation, Inc.	23,488
249	Rockwell Collins, Inc.	14,967
116	Rollins, Inc.	2,843
178	Roper Industries, Inc.	22,181
21	Snap-on, Inc.	1,686
258	Southwest Airlines Co.	3,019
49	Spirit Aerosystems Holdings, Inc., Class A*	853
28	SPX Corp.	2,254
155	Stericycle, Inc.*	14,868
32	Textron, Inc.	923
14	Timken Co.	760
109	Toro Co. (The)	4,916
93	TransDigm Group, Inc.	13,238
31	Triumph Group, Inc.	2,276
606	United Continental Holdings, Inc.*	16,186
171	United Rentals, Inc.*	9,133
43	Valmont Industries, Inc.	6,775
231	Verisk Analytics, Inc., Class A*	13,518
107	W.W. Grainger, Inc.	24,231
109	WABCO Holdings, Inc.*	7,490
13	Waste Connections, Inc.	445
88	Westinghouse Air Brake Technologies Corp.	8,606
37	Xylem, Inc.	1,018
		608,112
	Information Technology — 7.0%

106	Acme Packet, Inc.*	3,093
1,146	Advanced Micro Devices, Inc.*	2,854
302	Akamai Technologies, Inc.*	11,162
92	Alliance Data Systems Corp.*	14,600
588	Altera Corp.	20,827
295	Amphenol Corp., Class A	20,904
46	Analog Devices, Inc.	2,080
170	ANSYS, Inc.*	12,886
32	AOL, Inc.*	1,181
69	Atmel Corp.*	469
421	Autodesk, Inc.*	15,459
419	Avago Technologies Ltd.	14,338
261	BMC Software, Inc.*	10,458
228	Broadridge Financial Solutions, Inc.	5,233
37	CA, Inc.	906
501	Cadence Design Systems, Inc.*	7,094
340	Citrix Systems, Inc.*	24,106
21	Compuware Corp.*	244
83	Concur Technologies, Inc.*	5,827
153	Cypress Semiconductor Corp.*	1,611
9	Diebold, Inc.	254
51	Dolby Laboratories, Inc., Class A	1,626
10	DST Systems, Inc.	679
19	EchoStar Corp., Class A*	719
88	Equinix, Inc.*	18,616
145	F5 Networks, Inc.*	13,692
82	FactSet Research Systems, Inc.	7,978
206	Fiserv, Inc.*	16,915
89	FleetCor Technologies, Inc.*	6,213
228	FLIR Systems, Inc.	6,006
238	Fortinet, Inc.*	5,755
86	Freescale Semiconductor Ltd.*	1,327
123	Fusion-io, Inc.*	2,076
170	Gartner, Inc.*	8,459
185	Genpact Ltd.	3,258
143	Global Payments, Inc.	6,894
62	Harris Corp.	2,980
22	IAC/InterActiveCorp	897
197	Informatica Corp.*	6,897
536	Intuit, Inc.	34,561

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
58	IPG Photonics Corp.	$3,439
62	Jabil Circuit, Inc.	1,161
159	Jack Henry & Associates, Inc.	6,952
94	Lam Research Corp.*	3,976
154	Lender Processing Services, Inc.	3,782
420	Linear Technology Corp.	16,061
119	LinkedIn Corp., Class A*	20,013
1,038	LSI Corp.*	7,225
266	Maxim Integrated Products, Inc.	8,294
353	Microchip Technology, Inc.	12,874
147	MICROS Systems, Inc.*	6,292
170	National Instruments Corp.	5,114
290	NCR Corp.*	7,998
444	NetApp, Inc.*	15,021
57	NetSuite, Inc.*	3,978
122	NeuStar, Inc., Class A*	5,350
441	Nuance Communications, Inc.*	8,119
10	Palo Alto Networks, Inc.*	611
551	Paychex, Inc.	18,238
199	Rackspace Hosting, Inc.*	11,116
352	Red Hat, Inc.*	17,885
297	Riverbed Technology, Inc.*	4,538
39	Rovi Corp.*	694
183	SAIC, Inc.	2,163
20	ServiceNow, Inc.*	649
71	Silicon Laboratories, Inc.*	2,948
308	Skyworks Solutions, Inc.*	6,560
112	SolarWinds, Inc.*	6,324
127	Solera Holdings, Inc.	7,150
28	Splunk, Inc.*	1,012
23	Stratasys Ltd.*	1,452
75	Symantec Corp.*	1,758
20	Synopsys, Inc.*	701
308	Teradata Corp.*	17,882
41	Teradyne, Inc.*	687
301	TIBCO Software, Inc.*	6,456
254	Total System Services, Inc.	6,035
228	Trimble Navigation Ltd.*	13,550
72	Vantiv, Inc., Class A*	1,567
196	VeriFone Systems, Inc.*	3,718
265	VeriSign, Inc.*	12,137
164	Western Digital Corp.	7,734
1,043	Western Union Co. (The)	14,633
36	Workday, Inc., Class A*	1,990
481	Xilinx, Inc.	17,927
15	Zebra Technologies Corp., Class A*	671
255	Zynga, Inc., Class A*	864
		646,433
	Materials — 2.6%

125	Airgas, Inc.	12,535
92	Albemarle Corp.	5,987
164	Allied Nevada Gold Corp.*	3,001
41	Aptargroup, Inc.	2,212
286	Ball Corp.	12,701
6	Carpenter Technology Corp.	283
285	Celanese Corp.	13,352
27	CF Industries Holdings, Inc.	5,423
60	Compass Minerals International, Inc.	4,423
65	Crown Holdings, Inc.*	2,527
228	Eastman Chemical Co.	15,899
250	FMC Corp.	15,065
148	International Flavors & Fragrances, Inc.	10,801
47	Intrepid Potash, Inc.	926
43	Martin Marietta Materials, Inc.	4,177
44	Molycorp, Inc.*	270
16	NewMarket Corp.	4,027
223	Owens-Illinois, Inc.*	5,687
164	Packaging Corp. of America	6,852
258	PPG Industries, Inc.	34,742
15	Rock-Tenn Co., Class A	1,327
38	Rockwood Holdings, Inc.	2,379
117	Royal Gold, Inc.	7,668
93	RPM International, Inc.	2,828
68	Scotts Miracle-Gro Co. (The), Class A	3,013
158	Sherwin-Williams Co. (The)	25,531
220	Sigma-Aldrich Corp.	16,953
82	Silgan Holdings, Inc.	3,520
86	Steel Dynamics, Inc.	1,313
33	Tahoe Resources, Inc.*	498
170	Valspar Corp.	10,474
8	Westlake Chemical Corp.	690
124	WR Grace & Co.*	8,876
		245,960
	Telecommunication Services — 0.7%

534	Crown Castle International Corp.*	37,273
152	Level 3 Communications, Inc.*	3,037
221	SBA Communications Corp., Class A*	15,717
275	tw telecom, inc.*	6,963
637	Windstream Corp.	5,472
		68,462
	Utilities — 0.3%

29	Aqua America, Inc.	845
94	ITC Holdings Corp.	7,945
379	ONEOK, Inc.	17,051
73	Questar Corp.	1,716
		27,557
	Total Common Stocks (Cost $3,674,712)	3,908,886

Principal Amount
	U.S. Government & Agency Securities (a) — 19.6%
	Federal Farm Credit Bank
$15,312	0.01%, due 03/01/13	15,312
	Federal Home Loan Bank
796,200	0.00%, due 03/01/13	796,200
	Federal Home Loan Mortgage Corp.
888	0.04%, due 03/01/13	888
	Federal National Mortgage Association
398	0.01%, due 03/01/13	398
4,593	0.03%, due 03/01/13	4,593
	U.S. Treasury Bill
1,000,000	0.00%, due 04/04/13	999,906
	Total U.S. Government & Agency Securities (Cost $1,817,297)	1,817,297

	Repurchase Agreements (a)(b) — 28.7%
2,668,035	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,668,044	2,668,035
	Total Repurchase Agreements (Cost $2,668,035)	2,668,035

	Total Investment Securities (Cost $8,160,044) — 90.3%	8,394,218
	Other assets less liabilities — 9.7%	897,410
	Net Assets — 100.0%	$9,291,628

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,694,146.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,046
Aggregate gross unrealized depreciation	(57,009)
Net unrealized appreciation	$229,037
Federal income tax cost of investments	$8,165,181

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$32,352	$(14)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	1,884,083	(10,608)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	4,134,475	449,233

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,185,192	90,208

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	1,095,446	55,143

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Growth Index Fund	5,339,387	337,465

		$921,427

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.7%
	Consumer Discretionary — 8.3%

216	1-800-Flowers.com, Inc., Class A*	$929
588	American Axle & Manufacturing Holdings, Inc.*	7,438
260	American Greetings Corp., Class A	4,212
38	Ameristar Casinos, Inc.	996
28	Asbury Automotive Group, Inc.*	945
125	Ascent Capital Group, Inc., Class A*	8,574
229	Barnes & Noble, Inc.*	3,604
99	Bassett Furniture Industries, Inc.	1,440
36	Beasley Broadcasting Group, Inc., Class A	188
217	Beazer Homes USA, Inc.*	3,379
294	bebe stores, inc.	1,164
523	Belo Corp., Class A	4,519
147	Big 5 Sporting Goods Corp.	2,292
10	Biglari Holdings, Inc.*	3,744
185	Black Diamond, Inc.*	1,476
43	Bloomin’ Brands, Inc.*	740
126	Bluegreen Corp.*	1,230
222	Bob Evans Farms, Inc.	9,035
112	Bon-Ton Stores, Inc. (The)	1,202
455	Boyd Gaming Corp.*	2,989
378	Brown Shoe Co., Inc.	6,199
38	Cabela’s, Inc.*	1,922
35	Caesars Entertainment Corp.*	437
574	Callaway Golf Co.	3,857
457	Career Education Corp.*	1,462
107	Carmike Cinemas, Inc.*	1,676
140	Carriage Services, Inc.	2,548
40	Carrols Restaurant Group, Inc.*	213
6	Cavco Industries, Inc.*	271
324	Central European Media Enterprises Ltd., Class A*	1,695
7	Cherokee, Inc.	98
133	Children’s Place Retail Stores, Inc. (The)*	6,046
77	Churchill Downs, Inc.	5,080
16	Chuy’s Holdings, Inc.*	456
123	Citi Trends, Inc.*	1,266
108	Columbia Sportswear Co.	5,997
135	Conn’s, Inc.*	4,325
74	Cooper Tire & Rubber Co.	1,871
84	Core-Mark Holding Co., Inc.	4,025
691	Corinthian Colleges, Inc.*	1,472
230	Crown Media Holdings, Inc., Class A*	442
86	CSS Industries, Inc.	2,065
77	Culp, Inc.	1,210
545	Cumulus Media, Inc., Class A*	1,782
9	Daily Journal Corp.*	905
1,169	Dana Holding Corp.	19,557
14	Del Frisco’s Restaurant Group, Inc.*	246
62	Delta Apparel, Inc.*	1,016
182	Denny’s Corp.*	1,030
66	Destination Maternity Corp.	1,478
370	Destination XL Group, Inc.*	1,680
243	Digital Generation, Inc.*	1,883
90	Drew Industries, Inc.	3,274
264	E.W. Scripps Co. (The), Class A*	2,854
235	Education Management Corp.*	837
6	Einstein Noah Restaurant Group, Inc.	81
216	Entercom Communications Corp., Class A*	1,622
448	Entravision Communications Corp., Class A	896
29	Ethan Allen Interiors, Inc.	810
691	Exide Technologies*	1,852
163	Federal-Mogul Corp.*	1,317
14	Fiesta Restaurant Group, Inc.*	316
998	Fifth & Pacific Cos., Inc.*	18,054
279	Finish Line, Inc. (The), Class A	5,053
78	Fisher Communications, Inc.	2,868
48	Five Below, Inc.*	1,910
40	Flexsteel Industries, Inc.	920
325	Fred’s, Inc., Class A	4,410
28	Frisch’s Restaurants, Inc.	533
102	Fuel Systems Solutions, Inc.*	1,417
128	G-III Apparel Group Ltd.*	4,672
142	Global Sources Ltd.*	1,100
202	Group 1 Automotive, Inc.	11,663
393	Harte-Hanks, Inc.	2,857
169	Haverty Furniture Cos., Inc.	3,101
280	Helen of Troy Ltd.*	10,382
119	hhgregg, Inc.*	1,114
95	Hooker Furniture Corp.	1,426
929	Hovnanian Enterprises, Inc., Class A*	5,435
625	Iconix Brand Group, Inc.*	14,763
244	International Speedway Corp., Class A	7,354
185	Isle of Capri Casinos, Inc.*	1,227
75	Jack in the Box, Inc.*	2,375
194	JAKKS Pacific, Inc.	2,363
50	Johnson Outdoors, Inc., Class A*	1,144
725	Jones Group, Inc. (The)	8,367
17	JoS. A. Bank Clothiers, Inc.*	706
356	Journal Communications, Inc., Class A*	1,947
8	Kayak Software Corp.*	319
729	KB Home	13,625
120	Kirkland’s, Inc.*	1,397
525	Krispy Kreme Doughnuts, Inc.*	6,930
233	K-Swiss, Inc., Class A*	1,097
322	La-Z-Boy, Inc.	5,899
28	Life Time Fitness, Inc.*	1,180
13	LifeLock, Inc.*	151
85	Lifetime Brands, Inc.	924
269	LIN TV Corp., Class A*	3,059
201	Lincoln Educational Services Corp.	1,268
191	Lithia Motors, Inc., Class A	7,850
1,236	Live Nation Entertainment, Inc.*	13,089
177	Luby’s, Inc.*	1,441
189	M/I Homes, Inc.*	4,328
90	Mac-Gray Corp.	1,118
60	Maidenform Brands, Inc.*	1,151
161	Marcus Corp.	1,966
39	Marine Products Corp.	262
180	MarineMax, Inc.*	2,331
235	Marriott Vacations Worldwide Corp.*	9,696
245	Martha Stewart Living Omnimedia, Class A*	630
131	Matthews International Corp., Class A	4,323
511	McClatchy Co. (The), Class A*	1,329
337	MDC Holdings, Inc.	12,951
141	MDC Partners, Inc., Class A	1,939
355	Men’s Wearhouse, Inc. (The)	9,983
320	Meredith Corp.	13,446
205	Meritage Homes Corp.*	8,300
412	Modine Manufacturing Co.*	3,395
77	Monarch Casino & Resort, Inc.*	775
107	Morgans Hotel Group Co.*	525
144	Movado Group, Inc.	5,190
49	NACCO Industries, Inc., Class A	2,846
49	National American University Holdings, Inc.	191
329	National CineMedia, Inc.	5,017
93	New York & Co., Inc.*	401
1,202	New York Times Co. (The), Class A*	11,623

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
75	Nexstar Broadcasting Group, Inc., Class A	$1,115
2,505	Office Depot, Inc.*	10,095
764	OfficeMax, Inc.	9,145
17	Orchard Supply Hardware Stores Corp., Class A*	79
854	Orient-Express Hotels Ltd., Class A*	8,822
92	Outdoor Channel Holdings, Inc.	687
278	Penske Automotive Group, Inc.	8,273
466	Pep Boys-Manny Moe & Jack (The)*	5,187
45	Perfumania Holdings, Inc.*	277
105	Perry Ellis International, Inc.	1,703
485	Pinnacle Entertainment, Inc.*	6,790
1,152	Quiksilver, Inc.*	7,200
7	R.G. Barry Corp.	86
877	RadioShack Corp.	2,631
148	Reading International, Inc., Class A*	814
122	Red Lion Hotels Corp.*	880
72	Red Robin Gourmet Burgers, Inc.*	3,087
508	Regis Corp.	9,154
524	Rent-A-Center, Inc.	19,011
33	Rentrak Corp.*	690
37	Restoration Hardware Holdings, Inc.*	1,429
563	Ruby Tuesday, Inc.*	4,132
172	Ryland Group, Inc. (The)	6,144
41	Saga Communications, Inc., Class A	1,800
970	Saks, Inc.*	11,058
89	Salem Communications Corp., Class A	559
229	Scholastic Corp.	6,893
399	Scientific Games Corp., Class A*	3,591
443	Sealy Corp.*	966
51	Shiloh Industries, Inc.	534
126	Shoe Carnival, Inc.	2,448
236	Shutterfly, Inc.*	10,214
46	Shutterstock, Inc.*	1,500
408	Sinclair Broadcast Group, Inc., Class A	5,745
334	Skechers U.S.A., Inc., Class A*	6,981
377	Sonic Automotive, Inc., Class A	8,422
97	Sonic Corp.*	1,095
388	Sotheby’s	14,833
299	Spartan Motors, Inc.	1,582
103	Speedway Motorsports, Inc.	1,675
271	Stage Stores, Inc.	6,691
175	Standard Motor Products, Inc.	4,328
1,021	Standard Pacific Corp.*	8,311
241	Stein Mart, Inc.	2,051
61	Steinway Musical Instruments, Inc.*	1,370
659	Stewart Enterprises, Inc., Class A	5,582
247	Stoneridge, Inc.*	1,593
203	Superior Industries International, Inc.	4,415
91	Systemax, Inc.	905
369	Tuesday Morning Corp.*	3,284
124	Unifi, Inc.*	1,942
132	Universal Electronics, Inc.*	2,579
64	Universal Technical Institute, Inc.	746
206	Vail Resorts, Inc.	11,379
136	Valassis Communications, Inc.	3,739
1	Value Line, Inc.	10
161	VOXX International Corp.*	1,602
134	West Marine, Inc.*	1,676
798	Wet Seal, Inc. (The), Class A*	2,346
55	Weyco Group, Inc.	1,268
185	Winnebago Industries, Inc.*	3,585
486	WMS Industries, Inc.*	12,169
20	World Wrestling Entertainment, Inc., Class A	167
		706,336
	Consumer Staples — 1.7%

17	Alico, Inc.	728
771	Alliance One International, Inc.*	2,876
164	Andersons, Inc. (The)	8,049
13	Annie’s, Inc.*	546
3	Arden Group, Inc., Class A	273
520	Boulder Brands, Inc.*	4,430
18	Cal-Maine Foods, Inc.	729
582	Central European Distribution Corp.*	421
289	Central Garden and Pet Co., Class A*	2,523
405	Chiquita Brands International, Inc.*	2,515
54	Craft Brew Alliance, Inc.*	357
722	Darling International, Inc.*	12,050
195	Diamond Foods, Inc.*	3,028
316	Dole Food Co., Inc.*	3,539
32	Elizabeth Arden, Inc.*	1,245
56	Farmer Bros Co.*	711
336	Fresh Del Monte Produce, Inc.	8,766
25	Griffin Land & Nurseries, Inc.	730
364	Harbinger Group, Inc.*	3,120
334	Harris Teeter Supermarkets, Inc.	14,362
111	Ingles Markets, Inc., Class A	2,282
41	Inter Parfums, Inc.	1,027
70	John B. Sanfilippo & Son, Inc.	1,334
108	Nash Finch Co.	2,070
37	Natural Grocers by Vitamin Cottage, Inc.*	766
39	Nature’s Sunshine Products, Inc.	564
77	Nutraceutical International Corp.	1,262
44	Oil-Dri Corp. of America	1,211
173	Omega Protein Corp.*	1,432
27	Orchids Paper Products Co.	592
189	Pantry, Inc. (The)*	2,351
103	Pilgrim’s Pride Corp.*	907
69	Post Holdings, Inc.*	2,668
151	Prestige Brands Holdings, Inc.*	3,592
100	Revlon, Inc., Class A*	2,255
5,323	Rite Aid Corp.*	8,730
74	Seneca Foods Corp., Class A*	2,259
43	Snyder’s-Lance, Inc.	1,065
191	Spartan Stores, Inc.	3,182
33	Spectrum Brands Holdings, Inc.	1,785
455	SUPERVALU, Inc.	1,806
57	Susser Holdings Corp.*	2,524
13	Tootsie Roll Industries, Inc.	365
103	TreeHouse Foods, Inc.*	6,014
205	Universal Corp.	11,437
121	Vector Group Ltd.	1,942
74	Village Super Market, Inc., Class A	2,424
97	Weis Markets, Inc.	3,925
		142,769
	Energy — 4.5%

19	Adams Resources & Energy, Inc.	756
16	Alon USA Energy, Inc.	312
267	Amyris, Inc.*	782
1,873	Arch Coal, Inc.	9,796
272	Basic Energy Services, Inc.*	3,979
425	Bill Barrett Corp.*	7,671
76	Bolt Technology Corp.	1,186
74	Bonanza Creek Energy, Inc.*	2,503
646	BPZ Resources, Inc.*	1,589
316	Bristow Group, Inc.	18,410
273	C&J Energy Services, Inc.*	6,607
848	Cal Dive International, Inc.*	1,535
348	Callon Petroleum Co.*	1,876
48	Carrizo Oil & Gas, Inc.*	1,128
47	Clayton Williams Energy, Inc.*	1,866

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
539	Cloud Peak Energy, Inc.*	$9,238
425	Comstock Resources, Inc.*	6,001
9	Contango Oil & Gas Co.	349
188	Crimson Exploration, Inc.*	607
30	Crosstex Energy, Inc.	500
47	CVR Energy, Inc.	2,641
70	Dawson Geophysical Co.*	2,163
150	Delek U.S. Holdings, Inc.	5,604
67	Diamondback Energy, Inc.*	1,522
141	Emerald Oil, Inc.*	973
28	Endeavour International Corp.*	71
189	Energy XXI Bermuda Ltd.	5,619
245	EPL Oil & Gas, Inc.*	6,304
572	Exterran Holdings, Inc.*	14,432
130	Forbes Energy Services Ltd.*	403
1,039	Forest Oil Corp.*	6,026
455	Frontline Ltd.*	928
124	GasLog Ltd.	1,588
520	Gastar Exploration Ltd.*	598
23	Gevo, Inc.*	46
220	Green Plains Renewable Energy, Inc.*	2,083
127	Gulf Island Fabrication, Inc.	3,024
185	GulfMark Offshore, Inc., Class A	6,608
446	Gulfport Energy Corp.*	18,264
123	Halcon Resources Corp.*	873
58	Hallador Energy Co.	471
329	Harvest Natural Resources, Inc.*	1,780
1,157	Heckmann Corp.*	4,119
932	Helix Energy Solutions Group, Inc.*	21,818
1,398	Hercules Offshore, Inc.*	9,478
312	Hornbeck Offshore Services, Inc.*	13,260
1,333	Key Energy Services, Inc.*	11,437
216	Knightsbridge Tankers Ltd.	1,512
844	Magnum Hunter Resources Corp.*	3,266
21	Matador Resources Co.*	164
183	Matrix Service Co.*	2,848
895	McMoRan Exploration Co.*	14,401
115	Midstates Petroleum Co., Inc.*	858
273	Miller Energy Resources, Inc.*	1,070
41	Mitcham Industries, Inc.*	629
109	Natural Gas Services Group, Inc.*	1,903
793	Newpark Resources, Inc.*	6,986
467	Nordic American Tankers Ltd.	4,175
1,038	Parker Drilling Co.*	4,941
264	PDC Energy, Inc.*	12,313
486	Penn Virginia Corp.	1,978
499	PetroQuest Energy, Inc.*	1,916
106	PHI, Inc. (Non-Voting)*	3,344
433	Pioneer Energy Services Corp.*	3,780
1,036	Quicksilver Resources, Inc.*	1,927
48	Renewable Energy Group, Inc.*	355
665	Rentech, Inc.	1,815
426	Resolute Energy Corp.*	4,337
44	REX American Resources Corp.*	1,016
381	Rex Energy Corp.*	5,136
736	Scorpio Tankers, Inc.*	6,256
369	SemGroup Corp., Class A*	17,007
429	Ship Finance International Ltd.	7,254
437	Stone Energy Corp.*	8,937
378	Swift Energy Co.*	5,111
328	Synergy Resources Corp.*	2,175
556	Teekay Tankers Ltd., Class A	1,379
268	Tesco Corp.*	3,406
685	TETRA Technologies, Inc.*	6,323
390	Triangle Petroleum Corp.*	2,445
396	Uranium Energy Corp.*	915
1,690	Vantage Drilling Co.*	2,755
285	W&T Offshore, Inc.	4,235
509	Warren Resources, Inc.*	1,334
207	Western Refining, Inc.	7,429
96	Westmoreland Coal Co.*	1,008
263	Willbros Group, Inc.*	1,775
119	ZaZa Energy Corp.*	189
		379,427
	Financials — 26.0%

131	1st Source Corp.	3,086
264	1st United Bancorp, Inc./FL	1,605
65	Access National Corp.	1,034
238	AG Mortgage Investment Trust, Inc. (REIT)	6,243
116	Agree Realty Corp. (REIT)	3,256
42	Alliance Financial Corp./NY	1,867
757	Alterra Capital Holdings Ltd.	23,194
292	American Assets Trust, Inc. (REIT)	8,827
520	American Capital Mortgage Investment Corp. (REIT)	13,364
529	American Equity Investment Life Holding Co.	7,343
69	American National Bankshares, Inc.	1,396
72	American Safety Insurance Holdings Ltd.*	1,658
210	Ameris Bancorp*	2,915
160	AMERISAFE, Inc.*	5,219
72	Ames National Corp.	1,490
29	AmREIT, Inc., Class B (REIT)	502
201	AmTrust Financial Services, Inc.	6,683
1,211	Anworth Mortgage Asset Corp. (REIT)	7,387
207	Apollo Commercial Real Estate Finance, Inc. (REIT)	3,571
1,790	Apollo Investment Corp.	15,555
193	Apollo Residential Mortgage, Inc. (REIT)	4,319
68	Ares Commercial Real Estate Corp. (REIT)	1,158
228	Argo Group International Holdings Ltd.	8,659
97	Arlington Asset Investment Corp., Class A	2,503
3,301	ARMOUR Residential REIT, Inc. (REIT)	22,084
86	Arrow Financial Corp.	2,085
272	Artio Global Investors, Inc.	740
471	Ashford Hospitality Trust, Inc. (REIT)	5,544
140	Asset Acceptance Capital Corp.*	738
245	Associated Estates Realty Corp. (REIT)	4,283
87	Asta Funding, Inc.	837
769	Astoria Financial Corp.	7,521
87	AV Homes, Inc.*	1,307
80	Baldwin & Lyons, Inc., Class B	1,863
57	Bancfirst Corp.	2,282
249	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,021
286	Bancorp, Inc. (The)/DE*	3,652
833	BancorpSouth, Inc.	12,745
409	Bank Mutual Corp.	2,339
52	Bank of Kentucky Financial Corp.	1,389
47	Bank of Marin Bancorp	1,767
70	Bank of the Ozarks, Inc.	2,687
186	BankFinancial Corp.	1,484
170	Banner Corp.	5,051
34	Bar Harbor Bankshares	1,212
688	BBCN Bancorp, Inc.	8,517
253	Beneficial Mutual Bancorp, Inc.*	2,426
38	Berkshire Bancorp, Inc./NY	307
218	Berkshire Hills Bancorp, Inc.	5,297

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
649	BlackRock Kelso Capital Corp.	$6,776
92	BofI Holding, Inc.*	3,098
690	Boston Private Financial Holdings, Inc.	6,300
76	Bridge Bancorp, Inc.	1,601
59	Bridge Capital Holdings*	898
618	Brookline Bancorp, Inc.	5,624
101	Bryn Mawr Bank Corp.	2,317
72	BSB Bancorp, Inc./MA*	950
28	C&F Financial Corp.	1,119
170	Calamos Asset Management, Inc., Class A	1,901
20	California First National Bancorp	308
68	Camden National Corp.	2,305
340	Campus Crest Communities, Inc. (REIT)	4,264
100	Cape Bancorp, Inc.	909
85	Capital Bank Financial Corp., Class A*	1,572
103	Capital City Bank Group, Inc.*	1,179
26	Capital Southwest Corp.	3,012
670	CapLease, Inc. (REIT)	4,007
871	Capstead Mortgage Corp. (REIT)	10,922
258	Cardinal Financial Corp.	4,110
49	Cascade Bancorp*	295
151	Cash America International, Inc.	7,647
695	Cathay General Bancorp	13,546
529	Cedar Realty Trust, Inc. (REIT)	3,036
105	Center Bancorp, Inc.	1,302
265	CenterState Banks, Inc.	2,245
191	Central Pacific Financial Corp.*	2,959
30	Century Bancorp, Inc./MA, Class A	990
58	Charter Financial Corp./GA	714
154	Chatham Lodging Trust (REIT)	2,535
243	Chemical Financial Corp.	5,951
429	Chesapeake Lodging Trust (REIT)	9,236
57	CIFC Corp.*	482
108	Citizens & Northern Corp.	2,106
353	Citizens Republic Bancorp, Inc.*	7,272
343	Citizens, Inc./TX*	3,152
138	City Holding Co.	5,233
67	Clifton Savings Bancorp, Inc.	757
110	CNB Financial Corp./PA	1,853
1,775	CNO Financial Group, Inc.	19,418
308	CoBiz Financial, Inc.	2,553
776	Colonial Properties Trust (REIT)	16,731
570	Colony Financial, Inc. (REIT)	12,625
350	Columbia Banking System, Inc.	7,000
348	Community Bank System, Inc.	10,047
123	Community Trust Bancorp, Inc.	4,198
38	Consolidated-Tomoka Land Co.	1,294
91	Coresite Realty Corp. (REIT)	2,948
810	Cousins Properties, Inc. (REIT)	7,873
772	Cowen Group, Inc., Class A*	2,015
231	Crawford & Co., Class B	1,908
24	Crescent Financial Bancshares, Inc.*	100
591	CreXus Investment Corp. (REIT)	7,866
1,087	CubeSmart (REIT)	16,022
778	CVB Financial Corp.	8,247
1,544	CYS Investments, Inc. (REIT)	18,312
2,407	DCT Industrial Trust, Inc. (REIT)	17,475
84	DFC Global Corp.*	1,569
1,658	DiamondRock Hospitality Co. (REIT)	14,823
277	Dime Community Bancshares, Inc.	3,936
65	Donegal Group, Inc., Class A	937
1,134	Doral Financial Corp.*	646
200	Duff & Phelps Corp., Class A	3,108
286	DuPont Fabros Technology, Inc. (REIT)	6,624
480	Dynex Capital, Inc. (REIT)	5,198
153	Eagle Bancorp, Inc.*	3,320
59	Eastern Insurance Holdings, Inc.	1,099
17	EastGroup Properties, Inc. (REIT)	966
997	Education Realty Trust, Inc. (REIT)	10,877
40	EMC Insurance Group, Inc.	1,030
223	Employers Holdings, Inc.	4,685
38	Encore Capital Group, Inc.*	1,123
74	Enstar Group Ltd.*	9,275
52	Enterprise Bancorp, Inc./MA	826
157	Enterprise Financial Services Corp.	2,195
413	EPR Properties (REIT)	20,150
484	Equity One, Inc. (REIT)	11,379
92	ESB Financial Corp.	1,263
87	ESSA Bancorp, Inc.	961
197	EverBank Financial Corp.	2,975
229	Evercore Partners, Inc., Class A	9,320
394	Excel Trust, Inc. (REIT)	4,968
132	EZCORP, Inc., Class A*	2,730
166	Farmers National Banc Corp.	1,037
85	FBL Financial Group, Inc., Class A	3,089
83	FBR & Co.*	1,470
88	Federal Agricultural Mortgage Corp., Class C	2,970
443	FelCor Lodging Trust, Inc. (REIT)*	2,224
86	Fidelity Southern Corp.*	955
121	Fidus Investment Corp.	2,178
928	Fifth Street Finance Corp.	9,930
122	Financial Institutions, Inc.	2,431
852	First American Financial Corp.	20,695
78	First Bancorp, Inc./ME	1,352
620	First BanCorp./Puerto Rico*	3,391
155	First Bancorp/NC	2,068
657	First Busey Corp.	2,956
198	First California Financial Group, Inc.*	1,592
879	First Commonwealth Financial Corp.	6,390
156	First Community Bancshares, Inc./VA	2,437
158	First Connecticut Bancorp, Inc./CT	2,261
86	First Defiance Financial Corp.	1,937
20	First Federal Bancshares of Arkansas, Inc.*	192
516	First Financial Bancorp	7,910
278	First Financial Bankshares, Inc.	12,399
99	First Financial Corp./IN	3,044
146	First Financial Holdings, Inc.	2,914
141	First Financial Northwest, Inc.*	1,118
868	First Industrial Realty Trust, Inc. (REIT)*	13,775
143	First Interstate BancSystem, Inc.	2,613
514	First Marblehead Corp. (The)*	451
253	First Merchants Corp.	3,762
661	First Midwest Bancorp, Inc./IL	8,262
68	First of Long Island Corp. (The)	1,943
94	First Pactrust Bancorp, Inc.	965
450	First Potomac Realty Trust (REIT)	6,359
968	FirstMerit Corp.	14,636
273	Flushing Financial Corp.	4,313
1,232	FNB Corp./PA	13,996
23	FNB United Corp.*	234
306	Forestar Group, Inc.*	5,331
59	Fortegra Financial Corp.*	534
112	Fox Chase Bancorp, Inc.	1,873
118	Franklin Financial Corp./VA	2,107
640	Franklin Street Properties Corp. (REIT)	8,800
208	FXCM, Inc., Class A	2,735
131	Gain Capital Holdings, Inc.	582
628	Geo Group, Inc. (The) (REIT)	21,691
111	German American Bancorp, Inc.	2,415

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
226	Getty Realty Corp. (REIT)	$4,493
609	GFI Group, Inc.	2,138
635	Glacier Bancorp, Inc.	11,074
185	Gladstone Capital Corp.	1,684
97	Gladstone Commercial Corp. (REIT)	1,839
230	Gladstone Investment Corp.	1,723
123	Glimcher Realty Trust (REIT)	1,385
91	Global Indemnity plc*	2,102
163	Golub Capital BDC, Inc.	2,678
379	Government Properties Income Trust (REIT)	10,028
405	Gramercy Capital Corp./NY (REIT)*	1,547
90	Great Southern Bancorp, Inc.	2,161
179	Greenlight Capital Re Ltd., Class A*	4,292
170	GSV Capital Corp.*	1,416
672	Guaranty Bancorp*	1,357
1	Gyrodyne Co. of America, Inc. (REIT)	74
118	Hallmark Financial Services*	1,069
673	Hancock Holding Co.	20,325
278	Hanmi Financial Corp.*	4,723
274	Harris & Harris Group, Inc.*	975
770	Healthcare Realty Trust, Inc. (REIT)	20,482
128	Heartland Financial USA, Inc.	3,013
466	Hercules Technology Growth Capital, Inc.	5,839
183	Heritage Commerce Corp.*	1,237
137	Heritage Financial Corp./WA	1,897
65	Heritage Financial Group, Inc.	892
177	Heritage Oaks Bancorp*	995
1,517	Hersha Hospitality Trust (REIT)	8,510
42	HFF, Inc., Class A	771
130	Highwoods Properties, Inc. (REIT)	4,745
350	Hilltop Holdings, Inc.*	4,494
10	Hingham Institution for Savings	700
60	Home Bancorp, Inc.*	1,106
194	Home BancShares, Inc./AR	6,567
128	Home Federal Bancorp, Inc./ID	1,472
468	Home Loan Servicing Solutions Ltd.	10,558
59	Homeowners Choice, Inc.	1,189
77	HomeStreet, Inc.*	1,923
187	HomeTrust Bancshares, Inc.*	2,889
350	Horace Mann Educators Corp.	7,161
57	Horizon Bancorp/IN	1,156
69	Horizon Technology Finance Corp.	1,016
380	Hudson Pacific Properties, Inc. (REIT)	8,577
137	Hudson Valley Holding Corp.	2,080
261	Iberiabank Corp.	13,102
302	ICG Group, Inc.*	3,935
72	Independence Holding Co.	683
196	Independent Bank Corp./MA	6,211
104	Infinity Property & Casualty Corp.	5,844
370	Inland Real Estate Corp. (REIT)	3,574
470	International Bancshares Corp.	9,518
122	INTL FCStone, Inc.*	2,176
1,178	Invesco Mortgage Capital, Inc. (REIT)	24,762
342	Investment Technology Group, Inc.*	4,142
325	Investors Bancorp, Inc.	5,743
802	Investors Real Estate Trust (REIT)	7,627
11	Investors Title Co.	725
744	iStar Financial, Inc. (REIT)*	7,433
52	JAVELIN Mortgage Investment Corp. (REIT)	997
141	JMP Group, Inc.	839
36	Kansas City Life Insurance Co.	1,344
224	KCAP Financial, Inc.	2,276
134	Kearny Financial Corp.	1,339
381	Kennedy-Wilson Holdings, Inc.	6,123
578	Kite Realty Group Trust (REIT)	3,809
1,603	Knight Capital Group, Inc., Class A*	5,931
261	Lakeland Bancorp, Inc.	2,508
144	Lakeland Financial Corp.	3,560
842	LaSalle Hotel Properties (REIT)	21,378
1,166	Lexington Realty Trust (REIT)	13,362
209	LTC Properties, Inc. (REIT)	8,061
443	Maiden Holdings Ltd.	4,465
248	Main Street Capital Corp.	7,919
178	MainSource Financial Group, Inc.	2,492
120	Manning & Napier, Inc.	1,793
73	Marlin Business Services Corp.	1,383
482	MB Financial, Inc.	11,428
642	MCG Capital Corp.	2,889
414	Meadowbrook Insurance Group, Inc.	2,910
158	Medallion Financial Corp.	2,054
1,196	Medical Properties Trust, Inc. (REIT)	17,366
252	Medley Capital Corp.	3,775
76	Mercantile Bank Corp.	1,266
45	Merchants Bancshares, Inc.	1,298
69	Meridian Interstate Bancorp, Inc.*	1,248
125	Metro Bancorp, Inc.*	2,081
139	MetroCorp Bancshares, Inc.*	1,437
1,663	MGIC Investment Corp.*	4,956
47	MicroFinancial, Inc.	346
47	Middleburg Financial Corp.	961
74	MidSouth Bancorp, Inc.	1,130
60	MidWestOne Financial Group, Inc.	1,379
196	Monmouth Real Estate Investment Corp., Class A (REIT)	2,187
386	Montpelier Re Holdings Ltd.	9,542
211	MVC Capital, Inc.	2,690
37	NASB Financial, Inc.*	822
64	National Bank Holdings Corp., Class A	1,158
61	National Bankshares, Inc.	2,058
358	National Financial Partners Corp.*	7,038
55	National Interstate Corp.	1,830
1,089	National Penn Bancshares, Inc.	10,672
19	National Western Life Insurance Co., Class A	3,094
51	Navigators Group, Inc. (The)*	2,864
293	NBT Bancorp, Inc.	5,995
211	Nelnet, Inc., Class A	7,001
170	New Mountain Finance Corp.	2,589
437	New York Mortgage Trust, Inc. (REIT)	3,076
230	NewStar Financial, Inc.*	3,112
191	NGP Capital Resources Co.	1,348
88	Nicholas Financial, Inc.	1,192
180	Northfield Bancorp, Inc./NJ	2,048
57	Northrim BanCorp, Inc.	1,239
1,709	NorthStar Realty Finance Corp. (REIT)	15,296
861	Northwest Bancshares, Inc.	10,754
127	OceanFirst Financial Corp.	1,770
892	Ocwen Financial Corp.*	35,163
48	OFS Capital Corp.	694
894	Old National Bancorp/IN	12,069
99	OmniAmerican Bancorp, Inc.*	2,580
101	One Liberty Properties, Inc. (REIT)	2,194
200	OneBeacon Insurance Group Ltd., Class A	2,674
91	Oppenheimer Holdings, Inc., Class A	1,720
402	Oriental Financial Group, Inc.	6,155
262	Oritani Financial Corp.	3,854
161	Pacific Continental Corp.	1,711
94	Pacific Mercantile Bancorp*	560
268	PacWest Bancorp	7,324
100	Park National Corp.	6,598
393	Park Sterling Corp.*	2,232

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
190		Parkway Properties, Inc./MD (REIT)	$3,213
78		Peapack Gladstone Financial Corp.	1,149
536		Pebblebrook Hotel Trust (REIT)	12,816
578		PennantPark Investment Corp.	6,705
31		Penns Woods Bancorp, Inc.	1,255
494		Pennsylvania Real Estate Investment Trust (REIT)	8,917
520		PennyMac Mortgage Investment Trust (REIT)	13,218
94		Peoples Bancorp, Inc./OH	2,037
54		Peoples Federal Bancshares, Inc.	966
500		PHH Corp.*	10,505
51		Phoenix Cos., Inc. (The)*	1,280
201		PICO Holdings, Inc.*	4,324
305		Pinnacle Financial Partners, Inc.*	6,622
134		Piper Jaffray Cos.*	5,168
289		Platinum Underwriters Holdings Ltd.	15,282
132		Potlatch Corp. (REIT)	5,809
104		Preferred Bank/CA*	1,676
391		Primerica, Inc.	12,305
568		PrivateBancorp, Inc.	10,173
1,768		Prospect Capital Corp.	19,713
419		Prosperity Bancshares, Inc.	19,333
86		Provident Financial Holdings, Inc.	1,471
531		Provident Financial Services, Inc.	7,960
349		Provident New York Bancorp	3,134
28		PS Business Parks, Inc. (REIT)	2,072
28		Pzena Investment Management, Inc., Class A	176
1,176		Radian Group, Inc.	10,361
532		RAIT Financial Trust (REIT)	3,852
428		Ramco-Gershenson Properties Trust (REIT)	6,762
—	#	Realty Income Corp. (REIT)	21
698		Redwood Trust, Inc. (REIT)	14,141
222		Renasant Corp.	4,886
88		Republic Bancorp, Inc./KY, Class A	1,904
106		Resource America, Inc., Class A	944
878		Resource Capital Corp. (REIT)	5,970
467		Retail Opportunity Investments Corp. (REIT)	6,029
187		RLI Corp.	12,892
942		RLJ Lodging Trust (REIT)	20,149
252		Rockville Financial, Inc.	3,241
64		Roma Financial Corp.	963
195		Rouse Properties, Inc. (REIT)	3,239
95		Ryman Hospitality Properties, Inc. (REIT)	4,251
255		S&T Bancorp, Inc.	4,605
107		S.Y. Bancorp, Inc.	2,424
327		Sabra Health Care REIT, Inc. (REIT)	8,643
183		Safeguard Scientifics, Inc.*	2,771
112		Safety Insurance Group, Inc.	5,264
213		Sandy Spring Bancorp, Inc.	4,124
146		SCBT Financial Corp.	6,953
649		Seacoast Banking Corp. of Florida*	1,337
102		Select Income REIT (REIT)	2,837
484		Selective Insurance Group, Inc.	10,764
93		SI Financial Group, Inc.	1,064
107		Sierra Bancorp	1,355
151		Simmons First National Corp., Class A	3,796
74		Simplicity Bancorp, Inc.	1,128
395		Solar Capital Ltd.	9,678
102		Solar Senior Capital Ltd.	1,920
153		Southside Bancshares, Inc.	3,270
172		Southwest Bancorp, Inc./OK*	2,234
23		Sovran Self Storage, Inc. (REIT)	1,399
239		Spirit Realty Capital, Inc. (REIT)	4,761
321		STAG Industrial, Inc. (REIT)	6,808
1,194		Starwood Property Trust, Inc. (REIT)	33,372
111		State Auto Financial Corp.	1,865
280		State Bank Financial Corp.	4,452
204		StellarOne Corp.	3,140
58		Stellus Capital Investment Corp.	885
273		Sterling Bancorp/NY	2,776
236		Sterling Financial Corp./WA	4,998
162		Stewart Information Services Corp.	3,750
308		Stifel Financial Corp.*	10,621
244		Strategic Hotels & Resorts, Inc. (REIT)*	1,776
86		Suffolk Bancorp*	1,211
495		Summit Hotel Properties, Inc. (REIT)	4,752
352		Sun Bancorp, Inc./NJ*	1,267
1,430		Sunstone Hotel Investors, Inc. (REIT)*	16,202
1,658		Susquehanna Bancshares, Inc.	19,283
257		SWS Group, Inc.*	1,647
683		Symetra Financial Corp.	8,995
144		Taylor Capital Group, Inc.*	2,380
51		TCP Capital Corp.	800
169		Terreno Realty Corp. (REIT)	3,025
97		Territorial Bancorp, Inc.	2,262
45		Texas Capital Bancshares, Inc.*	1,902
133		THL Credit, Inc.	2,043
284		Thomas Properties Group, Inc.	1,480
421		TICC Capital Corp.	4,349
98		Tompkins Financial Corp.	4,060
141		Tower Group, Inc.	2,630
232		TowneBank/VA	3,373
21		Tree.com, Inc.	366
241		Triangle Capital Corp.	7,278
141		Trico Bancshares	2,404
827		TrustCo Bank Corp NY	4,309
591		Trustmark Corp.	13,534
2,606		Two Harbors Investment Corp. (REIT)	33,513
285		UMB Financial Corp.	12,993
100		UMH Properties, Inc. (REIT)	1,002
987		Umpqua Holdings Corp.	12,387
179		Union First Market Bankshares Corp.	3,249
444		United Bankshares, Inc./WV	11,544
368		United Community Banks, Inc./GA*	3,963
186		United Financial Bancorp, Inc.	2,781
178		United Fire Group, Inc.	4,375
40		Universal Health Realty Income Trust (REIT)	2,284
146		Universal Insurance Holdings, Inc.	641
148		Univest Corp. of Pennsylvania	2,455
52		Urstadt Biddle Properties, Inc., Class A (REIT)	1,099
297		ViewPoint Financial Group, Inc.	6,192
237		Virginia Commerce Bancorp, Inc.*	3,214
25		Virtus Investment Partners, Inc.*	4,200
100		Walker & Dunlop, Inc.*	2,120
315		Walter Investment Management Corp.*	14,465
136		Washington Banking Co.	1,869
400		Washington Real Estate Investment Trust (REIT)	11,076
127		Washington Trust Bancorp, Inc.	3,358
64		Waterstone Financial, Inc.*	490
637		Webster Financial Corp.	14,027
225		WesBanco, Inc.	5,263
138		West Bancorp., Inc.	1,528
170		West Coast Bancorp/OR	3,995
110		Westamerica Bancorp.	4,868
643		Western Alliance Bancorp.*	8,552
165		Western Asset Mortgage Capital Corp. (REIT)	3,546

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
216	Westfield Financial, Inc.	$1,683
122	Whitestone REIT (REIT)	1,800
545	Wilshire Bancorp, Inc.*	3,199
257	Winthrop Realty Trust (REIT)	3,225
320	Wintrust Financial Corp.	11,680
67	WSFS Financial Corp.	3,183
		2,220,285
	Health Care — 3.0%

623	Affymetrix, Inc.*	2,536
84	Agenus, Inc.*	359
73	Almost Family, Inc.	1,503
482	Alphatec Holdings, Inc.*	786
39	AMAG Pharmaceuticals, Inc.*	645
266	Amedisys, Inc.*	3,006
176	AMN Healthcare Services, Inc.*	2,482
188	Amsurg Corp.*	5,678
217	AngioDynamics, Inc.*	2,689
220	Arena Pharmaceuticals, Inc.*	1,846
42	ArthroCare Corp.*	1,467
171	Assisted Living Concepts, Inc., Class A	2,025
822	Astex Pharmaceuticals, Inc.*	2,680
96	AVANIR Pharmaceuticals, Inc., Class A*	262
31	AVEO Pharmaceuticals, Inc.*	207
282	BioScrip, Inc.*	3,088
126	Cambrex Corp.*	1,450
34	Capital Senior Living Corp.*	782
55	Cerus Corp.*	181
102	Chindex International, Inc.*	1,117
231	Codexis, Inc.*	478
250	CONMED Corp.	7,777
76	Cornerstone Therapeutics, Inc.*	507
240	Cross Country Healthcare, Inc.*	1,368
243	CryoLife, Inc.	1,490
47	Cumberland Pharmaceuticals, Inc.*	206
159	Curis, Inc.*	428
54	Cynosure, Inc., Class A*	1,530
113	Cytori Therapeutics, Inc.*	288
97	Derma Sciences, Inc.*	1,196
15	Durata Therapeutics, Inc.*	128
180	Dynavax Technologies Corp.*	367
182	Emergent Biosolutions, Inc.*	2,819
58	Ensign Group, Inc. (The)	1,817
343	Enzon Pharmaceuticals, Inc.	1,451
10	Epocrates, Inc.*	117
58	Exactech, Inc.*	1,068
209	ExamWorks Group, Inc.*	2,959
375	Five Star Quality Care, Inc.*	2,377
269	Gentiva Health Services, Inc.*	2,830
1,166	Geron Corp.*	1,702
23	Globus Medical, Inc., Class A*	332
209	Greatbatch, Inc.*	5,658
15	Greenway Medical Technologies, Inc.*	238
37	GTx, Inc.*	168
301	Hanger, Inc.*	8,928
204	Harvard Bioscience, Inc.*	1,173
132	HealthSouth Corp.*	3,184
295	Healthways, Inc.*	3,791
58	Hi-Tech Pharmacal Co., Inc.	2,147
154	Horizon Pharma, Inc.*	325
6	Hyperion Therapeutics, Inc.*	109
10	ICU Medical, Inc.*	568
92	Idenix Pharmaceuticals, Inc.*	387
163	ImmunoGen, Inc.*	2,473
74	Integra LifeSciences Holdings Corp.*	3,015
8	Intercept Pharmaceuticals, Inc.*	312
317	InterMune, Inc.*	2,812
281	Invacare Corp.	4,077
467	Kindred Healthcare, Inc.*	5,263
9	KYTHERA Biopharmaceuticals, Inc.*	235
141	Lannett Co., Inc.*	1,165
1,064	Lexicon Pharmaceuticals, Inc.*	2,096
123	LHC Group, Inc.*	2,499
228	Magellan Health Services, Inc.*	11,756
245	Maxygen, Inc.	598
343	MedAssets, Inc.*	6,335
120	Merge Healthcare, Inc.*	294
350	Merit Medical Systems, Inc.*	4,172
243	Molina Healthcare, Inc.*	7,754
254	Momenta Pharmaceuticals, Inc.*	3,236
93	National Healthcare Corp.	4,312
101	Natus Medical, Inc.*	1,283
293	Nektar Therapeutics*	2,716
255	NPS Pharmaceuticals, Inc.*	2,035
287	NuVasive, Inc.*	5,330
261	Omnicell, Inc.*	4,703
33	Orthofix International N.V.*	1,230
81	Owens & Minor, Inc.	2,466
327	Pacific Biosciences of California, Inc.*	752
172	Palomar Medical Technologies, Inc.*	1,899
81	PDI, Inc.*	591
168	PDL BioPharma, Inc.	1,200
260	PharMerica Corp.*	3,726
18	PhotoMedex, Inc.*	265
87	Providence Service Corp. (The)*	1,486
22	Regulus Therapeutics, Inc.*	113
27	Repligen Corp.*	168
138	Rigel Pharmaceuticals, Inc.*	927
12	Rochester Medical Corp.*	177
9	Rockwell Medical Technologies, Inc.*	40
462	RTI Biologics, Inc.*	1,677
309	Select Medical Holdings Corp.	2,855
241	Sequenom, Inc.*	990
12	Skilled Healthcare Group, Inc., Class A*	70
604	Solta Medical, Inc.*	1,377
134	STERIS Corp.	5,226
38	Supernus Pharmaceuticals, Inc.*	291
87	SurModics, Inc.*	2,206
223	Symmetry Medical, Inc.*	2,326
240	Targacept, Inc.*	1,039
8	TESARO, Inc.*	159
42	Tornier N.V.*	730
98	Transcept Pharmaceuticals, Inc.*	568
171	Triple-S Management Corp., Class B*	3,071
332	Universal American Corp.	2,769
38	Vanguard Health Systems, Inc.*	565
57	Vical, Inc.*	182
582	ViroPharma, Inc.*	14,515
37	Vocera Communications, Inc.*	976
197	WellCare Health Plans, Inc.*	11,266
108	West Pharmaceutical Services, Inc.	6,525
347	Wright Medical Group, Inc.*	8,068
53	XenoPort, Inc.*	405
85	XOMA Corp.*	230
89	ZELTIQ Aesthetics, Inc.*	359
		256,656
	Industrials — 8.7%

249	A. O. Smith Corp.	17,811
6	A.T. Cross Co., Class A*	73
356	AAR Corp.	6,255
474	ABM Industries, Inc.	10,760
539	ACCO Brands Corp.*	4,042

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
418	Accuride Corp.*	$1,693
182	Aceto Corp.	1,895
519	Actuant Corp., Class A	15,783
298	Aegion Corp.*	7,161
61	Aerovironment, Inc.*	1,349
469	Air Transport Services Group, Inc.*	2,589
518	Aircastle Ltd.	6,977
61	Alamo Group, Inc.	2,183
33	Alaska Air Group, Inc.*	1,701
244	Albany International Corp., Class A	6,969
108	Altra Holdings, Inc.	2,780
76	AMERCO	11,454
42	Ameresco, Inc., Class A*	349
83	American Railcar Industries, Inc.	3,622
60	American Science & Engineering, Inc.	3,752
310	American Superconductor Corp.*	896
71	American Woodmark Corp.*	2,279
75	Ampco-Pittsburgh Corp.	1,403
285	API Technologies Corp.*	747
250	Apogee Enterprises, Inc.	6,447
29	Applied Industrial Technologies, Inc.	1,259
267	ARC Document Solutions, Inc.*	601
68	Argan, Inc.	1,138
225	Arkansas Best Corp.	2,596
177	Astec Industries, Inc.	6,303
233	Atlas Air Worldwide Holdings, Inc.*	10,995
479	Barnes Group, Inc.	12,746
44	Belden, Inc.	2,216
237	BlueLinx Holdings, Inc.*	692
433	Brady Corp., Class A	14,744
429	Briggs & Stratton Corp.	10,493
77	CAI International, Inc.*	2,125
77	Cascade Corp.	4,947
310	Casella Waste Systems, Inc., Class A*	1,451
335	CBIZ, Inc.*	2,131
101	CDI Corp.	1,662
10	Ceco Environmental Corp.	108
476	Cenveo, Inc.*	1,000
142	CIRCOR International, Inc.	5,919
171	Columbus McKinnon Corp.*	3,355
233	Comfort Systems USA, Inc.	2,908
9	Compx International, Inc.	127
66	Consolidated Graphics, Inc.*	2,548
86	Courier Corp.	1,079
92	CRA International, Inc.*	2,034
65	Cubic Corp.	2,713
414	Curtiss-Wright Corp.	14,370
148	Deluxe Corp.	5,873
252	DigitalGlobe, Inc.*	6,582
270	Dolan Co. (The)*	786
195	Douglas Dynamics, Inc.	2,773
38	Dycom Industries, Inc.*	796
76	Dynamic Materials Corp.	1,284
55	Eastern Co. (The)	915
99	Edgen Group, Inc.*	794
589	EMCOR Group, Inc.	22,718
146	Encore Wire Corp.	4,773
388	Energy Recovery, Inc.*	1,909
511	EnergySolutions, Inc.*	1,901
134	EnerNOC, Inc.*	2,210
269	EnerSys*	10,997
231	Ennis, Inc.	3,617
15	Enphase Energy, Inc.*	74
86	EnPro Industries, Inc.*	4,002
160	ESCO Technologies, Inc.	6,490
270	Esterline Technologies Corp.*	18,611
495	Federal Signal Corp.*	3,861
333	Flow International Corp.*	1,235
36	Franklin Covey Co.*	498
11	Franklin Electric Co., Inc.	716
106	FreightCar America, Inc.	2,229
370	FTI Consulting, Inc.*	12,854
991	FuelCell Energy, Inc.*	1,050
329	Furmanite Corp.*	1,964
166	G&K Services, Inc., Class A	6,917
276	Genco Shipping & Trading Ltd.*	709
109	GenCorp, Inc.*	1,313
119	Generac Holdings, Inc.	4,100
269	Gibraltar Industries, Inc.*	4,613
152	Global Power Equipment Group, Inc.	2,551
12	GP Strategies Corp.*	259
341	Granite Construction, Inc.	10,602
464	Great Lakes Dredge & Dock Corp.	4,524
202	Greenbrier Cos., Inc.*	4,090
402	Griffon Corp.	4,531
112	H&E Equipment Services, Inc.	2,180
103	Hardinge, Inc.	1,347
205	Hawaiian Holdings, Inc.*	1,160
96	Heartland Express, Inc.	1,303
159	Heidrick & Struggles International, Inc.	2,162
189	Hill International, Inc.*	644
22	HNI Corp.	694
101	Houston Wire & Cable Co.	1,176
293	Hudson Global, Inc.*	1,078
57	Hurco Cos., Inc.*	1,603
97	Hyster-Yale Materials Handling, Inc.	4,969
176	ICF International, Inc.*	4,354
69	II-VI, Inc.*	1,196
147	Insteel Industries, Inc.	2,336
48	International Shipholding Corp.	879
27	Intersections, Inc.	283
2,062	JetBlue Airways Corp.*	12,496
103	Kadant, Inc.*	2,529
283	Kaydon Corp.	7,078
237	Kelly Services, Inc., Class A	4,185
126	KEYW Holding Corp. (The)*	1,827
22	Kforce, Inc.	320
288	Kimball International, Inc., Class B	2,652
129	Knoll, Inc.	2,196
422	Korn/Ferry International*	7,811
354	Kratos Defense & Security Solutions, Inc.*	1,497
80	L.B. Foster Co., Class A	3,533
175	Layne Christensen Co.*	3,848
70	LMI Aerospace, Inc.*	1,550
172	LSI Industries, Inc.	1,185
151	Lydall, Inc.*	2,274
137	Marten Transport Ltd.	2,836
106	McGrath RentCorp	3,126
651	Meritor, Inc.*	2,864
354	Metalico, Inc.*	581
120	Met-Pro Corp.	1,183
76	Michael Baker Corp.	1,842
98	Miller Industries, Inc.	1,560
337	Mobile Mini, Inc.*	9,072
354	Moog, Inc., Class A*	15,916
146	Mueller Industries, Inc.	7,764
480	Mueller Water Products, Inc., Class A	2,698
112	Multi-Color Corp.	2,703
81	MYR Group, Inc.*	1,880
38	National Presto Industries, Inc.	2,888
458	Navigant Consulting, Inc.*	5,830
160	NCI Building Systems, Inc.*	2,616
58	NL Industries, Inc.	742
150	NN, Inc.*	1,299
83	Northwest Pipe Co.*	1,982
521	Orbital Sciences Corp.*	7,700

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
239	Orion Marine Group, Inc.*	$2,275
274	Pacer International, Inc.*	1,137
4	Park-Ohio Holdings Corp.*	81
56	Patriot Transportation Holding, Inc.*	1,522
1,366	Pendrell Corp.*	1,953
35	Performant Financial Corp.*	464
87	PGT, Inc.*	502
152	Pike Electric Corp.	2,119
183	PMFG, Inc.*	1,239
45	Powell Industries, Inc.*	2,619
19	Preformed Line Products Co.	1,346
193	Primoris Services Corp.	3,619
222	Quad/Graphics, Inc.	4,829
118	Quality Distribution, Inc.*	931
324	Quanex Building Products Corp.	6,451
148	Rand Logistics, Inc.*	844
193	Republic Airways Holdings, Inc.*	1,816
375	Resources Connection, Inc.	4,579
199	Rexnord Corp.*	4,054
60	Roadrunner Transportation Systems, Inc.*	1,367
15	RPX Corp.*	178
294	Rush Enterprises, Inc., Class A*	7,203
115	Saia, Inc.*	3,695
104	Schawk, Inc.	1,119
3	Seaboard Corp.	8,559
84	SeaCube Container Leasing Ltd.	1,931
13	SIFCO Industries, Inc.	209
317	Simpson Manufacturing Co., Inc.	9,225
420	SkyWest, Inc.	5,880
86	Standex International Corp.	4,629
579	Steelcase, Inc., Class A	8,193
129	Sterling Construction Co., Inc.*	1,458
994	Swisher Hygiene, Inc.*	1,402
31	Sypris Solutions, Inc.	128
128	TAL International Group, Inc.	5,510
211	Teledyne Technologies, Inc.*	15,525
104	Tetra Tech, Inc.*	3,001
57	TMS International Corp., Class A*	785
21	TRC Cos., Inc.*	135
22	Trimas Corp.*	631
96	TrueBlue, Inc.*	1,861
315	Tutor Perini Corp.*	5,358
75	Twin Disc, Inc.	1,793
128	UniFirst Corp.	10,693
338	United Stationers, Inc.	12,236
174	Universal Forest Products, Inc.	7,061
48	Universal Truckload Services, Inc.	876
60	US Ecology, Inc.	1,492
179	Viad Corp.	4,915
142	Vicor Corp.*	750
36	VSE Corp.	825
24	WageWorks, Inc.*	567
248	Watts Water Technologies, Inc., Class A	11,641
54	Werner Enterprises, Inc.	1,243
117	Wesco Aircraft Holdings, Inc.*	1,591
48	Willis Lease Finance Corp.*	720
41	Zipcar, Inc.*	501
		745,644
	Information Technology — 8.1%

490	Accelrys, Inc.*	4,635
28	Actuate Corp.*	168
678	Acxiom Corp.*	12,346
351	Advanced Energy Industries, Inc.*	6,332
174	Aeroflex Holding Corp.*	1,610
129	Agilysys, Inc.*	1,188
152	Alpha & Omega Semiconductor Ltd.*	1,225
35	Ambarella, Inc.*	349
652	Amkor Technology, Inc.*	2,641
622	ANADIGICS, Inc.*	1,312
101	Anaren, Inc.*	1,954
97	Anixter International, Inc.	6,685
576	Applied Micro Circuits Corp.*	4,579
867	Arris Group, Inc.*	15,042
46	Aspen Technology, Inc.*	1,415
264	ATMI, Inc.*	5,782
44	Audience, Inc.*	600
4	AVG Technologies NV*	63
541	Aviat Networks, Inc.*	1,926
263	Avid Technology, Inc.*	1,823
14	Aware, Inc.	70
950	Axcelis Technologies, Inc.*	1,083
285	AXT, Inc.*	812
50	Bankrate, Inc.*	563
5	Bazaarvoice, Inc.*	35
94	Bel Fuse, Inc., Class B	1,566
509	Benchmark Electronics, Inc.*	8,867
146	Black Box Corp.	3,542
299	Blucora, Inc.*	4,635
236	Bottomline Technologies (de), Inc.*	6,403
3	Brightcove, Inc.*	19
585	Brooks Automation, Inc.	5,914
184	CACI International, Inc., Class A*	9,338
227	Calix, Inc.*	1,945
50	CEVA, Inc.*	757
357	Checkpoint Systems, Inc.*	4,234
643	CIBER, Inc.*	2,861
214	Ciena Corp.*	3,261
148	Coherent, Inc.	8,548
215	Cohu, Inc.	2,163
32	Computer Task Group, Inc.*	637
158	Comtech Telecommunications Corp.	4,231
963	Convergys Corp.	15,976
127	CSG Systems International, Inc.*	2,465
301	CTS Corp.	2,950
189	Cymer, Inc.*	18,688
241	Daktronics, Inc.	2,461
40	Dealertrack Technologies, Inc.*	1,180
67	Demand Media, Inc.*	543
3	Demandware, Inc.*	79
227	Digi International, Inc.*	2,238
326	Digital River, Inc.*	4,642
313	Diodes, Inc.*	6,238
193	DSP Group, Inc.*	1,397
11	E2open, Inc.*	217
937	EarthLink, Inc.	5,444
62	Ebix, Inc.	994
156	Echelon Corp.*	410
149	Electro Rent Corp.	2,411
202	Electro Scientific Industries, Inc.	2,224
377	Electronics for Imaging, Inc.*	8,694
766	Emulex Corp.*	4,941
1,211	Entegris, Inc.*	11,517
776	Entropic Communications, Inc.*	3,422
50	Envivio, Inc.*	85
256	EPIQ Systems, Inc.	3,185
35	ePlus, Inc.	1,609
448	Euronet Worldwide, Inc.*	10,815
15	Exa Corp.*	148
285	Exar Corp.*	3,349
195	Fabrinet*	3,200
20	FEI Co.	1,267
806	Finisar Corp.*	11,808
531	First Solar, Inc.*	13,726
22	Fleetmatics Group plc*	523
438	FormFactor, Inc.*	2,199

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46	Globecomm Systems, Inc.*	$558
30	Glu Mobile, Inc.*	68
243	GSI Group, Inc.*	2,333
182	GSI Technology, Inc.*	1,168
159	GT Advanced Technologies, Inc.*	455
1,038	Harmonic, Inc.*	5,906
273	Imation Corp.*	931
17	Immersion Corp.*	114
98	Infinera Corp.*	636
4	Infoblox, Inc.*	84
123	Inphi Corp.*	1,188
392	Insight Enterprises, Inc.*	7,534
1,255	Integrated Device Technology, Inc.*	8,534
241	Integrated Silicon Solution, Inc.*	2,049
462	Intermec, Inc.*	4,574
231	Internap Network Services Corp.*	2,005
611	International Rectifier Corp.*	12,843
1,125	Intersil Corp., Class A	9,551
205	Intevac, Inc.*	980
322	IntraLinks Holdings, Inc.*	1,893
33	Ipass, Inc.*	66
217	IXYS Corp.	2,164
70	j2 Global, Inc.	2,498
396	Kemet Corp.*	2,562
76	Key Tronic Corp.*	808
139	Keynote Systems, Inc.	2,124
590	Kopin Corp.*	1,900
19	KVH Industries, Inc.*	253
1,041	Lattice Semiconductor Corp.*	4,872
499	Limelight Networks, Inc.*	1,058
18	Littelfuse, Inc.	1,191
6	Loral Space & Communications, Inc.	349
432	LTX-Credence Corp.*	2,506
44	M/A-COM Technology Solutions Holdings, Inc.*	713
204	ManTech International Corp., Class A	5,061
200	Marchex, Inc., Class B	756
30	Market Leader, Inc.*	223
5	Mattersight Corp.*	23
516	Mattson Technology, Inc.*	635
161	MaxLinear, Inc., Class A*	947
16	Measurement Specialties, Inc.*	581
139	MeetMe, Inc.*	357
1,587	MEMC Electronic Materials, Inc.*	7,856
378	Mentor Graphics Corp.*	6,694
273	Mercury Systems, Inc.*	1,870
327	Methode Electronics, Inc.	4,287
5	Millennial Media, Inc.*	47
319	Mindspeed Technologies, Inc.*	1,420
464	MKS Instruments, Inc.	12,593
348	ModusLink Global Solutions, Inc.*	1,002
136	MoneyGram International, Inc.*	2,205
1,070	Monster Worldwide, Inc.*	5,478
297	MoSys, Inc.*	1,031
61	Multi-Fineline Electronix, Inc.*	932
207	Nanometrics, Inc.*	3,053
173	NeoPhotonics Corp.*	868
185	NETGEAR, Inc.*	6,299
337	Newport Corp.*	5,510
644	Oclaro, Inc.*	857
594	OCZ Technology Group, Inc.*	1,028
462	OmniVision Technologies, Inc.*	7,119
168	Oplink Communications, Inc.*	2,580
184	Park Electrochemical Corp.	4,655
79	PC Connection, Inc.	1,133
163	PC-Tel, Inc.	1,128
36	Peregrine Semiconductor Corp.*	360
65	Perficient, Inc.*	753
208	Pericom Semiconductor Corp.*	1,460
108	Pervasive Software, Inc.*	988
533	Photronics, Inc.*	3,539
249	Plantronics, Inc.	10,050
174	Plexus Corp.*	4,239
28	PLX Technology, Inc.*	133
592	Power-One, Inc.*	2,522
511	Progress Software Corp.*	11,508
3	Proofpoint, Inc.*	42
6	QAD, Inc., Class A	78
606	QLogic Corp.*	6,896
21	Qualys, Inc.*	249
1,944	Quantum Corp.*	2,449
49	QuickLogic Corp.*	106
288	QuinStreet, Inc.*	1,650
202	Radisys Corp.*	846
904	Rambus, Inc.*	5,099
51	RealD, Inc.*	594
193	RealNetworks, Inc.*	1,403
2,153	RF Micro Devices, Inc.*	9,925
113	Richardson Electronics Ltd.	1,351
252	Rofin-Sinar Technologies, Inc.*	6,696
83	Rogers Corp.*	3,960
48	Rosetta Stone, Inc.*	556
150	Rubicon Technology, Inc.*	774
42	Ruckus Wireless, Inc.*	897
284	Rudolph Technologies, Inc.*	3,130
719	Sanmina Corp.*	7,363
121	Sapiens International Corp. NV	584
243	ScanSource, Inc.*	7,292
252	Seachange International, Inc.*	2,903
52	ShoreTel, Inc.*	211
290	Sigma Designs, Inc.*	1,349
267	Silicon Graphics International Corp.*	4,018
120	Silicon Image, Inc.*	553
1,712	Sonus Networks, Inc.*	4,194
426	Spansion, Inc., Class A*	5,010
217	SS&C Technologies Holdings, Inc.*	5,492
313	STEC, Inc.*	1,509
267	STR Holdings, Inc.*	534
189	SunPower Corp.*	2,219
27	Super Micro Computer, Inc.*	316
91	Supertex, Inc.	2,056
129	Support.com, Inc.*	503
344	Sykes Enterprises, Inc.*	5,112
367	Symmetricom, Inc.*	1,813
3	Synacor, Inc.*	10
232	SYNNEX Corp.*	8,846
136	TechTarget, Inc.*	661
146	Telenav, Inc.*	1,038
203	TeleTech Holdings, Inc.*	3,798
3,232	Tellabs, Inc.	6,561
58	Telular Corp.	578
23	Tessco Technologies, Inc.	524
458	Tessera Technologies, Inc.	8,171
550	TiVo, Inc.*	6,815
1,487	TriQuint Semiconductor, Inc.*	6,989
17	Trulia, Inc.*	405
469	TTM Technologies, Inc.*	3,846
246	Ultra Clean Holdings*	1,451
189	Unisys Corp.*	4,343
800	United Online, Inc.	4,720
47	Unwired Planet, Inc.*	94
264	ValueClick, Inc.*	7,041
137	VASCO Data Security International, Inc.*	1,133
255	Veeco Instruments, Inc.*	8,137
34	Viasystems Group, Inc.*	482
109	Vishay Precision Group, Inc.*	1,531
447	WebMD Health Corp.*	9,879

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
405	Westell Technologies, Inc., Class A*	$737
117	Zygo Corp.*	1,675
		693,649
	Materials — 3.8%

260	A. Schulman, Inc.	8,151
147	A.M. Castle & Co.*	2,415
1,003	AK Steel Holding Corp.	3,761
13	AMCOL International Corp.	380
111	Axiall Corp.	6,280
154	Berry Plastics Group, Inc.*	2,960
887	Boise, Inc.	7,619
145	Buckeye Technologies, Inc.	4,021
79	Calgon Carbon Corp.*	1,348
454	Century Aluminum Co.*	3,682
56	Chase Corp.	1,055
266	Chemtura Corp.*	5,352
42	Clearwater Paper Corp.*	2,032
467	Coeur d’Alene Mines Corp.*	8,878
764	Ferro Corp.*	3,919
170	FutureFuel Corp.	2,229
501	General Moly, Inc.*	1,463
504	Globe Specialty Metals, Inc.	7,202
404	Gold Reserve, Inc.*	1,050
292	Golden Minerals Co.*	847
2,284	Golden Star Resources Ltd.*	3,609
1,295	Graphic Packaging Holding Co.*	9,609
6	Handy & Harman Ltd.*	97
19	Haynes International, Inc.	978
2,518	Hecla Mining Co.	11,684
387	Horsehead Holding Corp.*	4,091
178	Innospec, Inc.	7,165
170	Kaiser Aluminum Corp.	10,411
357	KapStone Paper and Packaging Corp.	9,510
285	Kraton Performance Polymers, Inc.*	6,851
170	Landec Corp.*	1,872
1,214	Louisiana-Pacific Corp.*	25,458
70	LSB Industries, Inc.*	2,713
164	Materion Corp.	4,536
1,914	McEwen Mining, Inc.*	4,651
77	Metals USA Holdings Corp.	1,597
313	Minerals Technologies, Inc.	12,595
55	Neenah Paper, Inc.	1,606
222	Olin Corp.	5,142
80	Olympic Steel, Inc.	1,654
286	OM Group, Inc.*	7,018
314	P. H. Glatfelter Co.	5,699
169	PolyOne Corp.	3,852
82	Quaker Chemical Corp.	4,708
715	Resolute Forest Products*	9,867
225	Revett Minerals, Inc.*	394
268	RTI International Metals, Inc.*	7,952
223	Schnitzer Steel Industries, Inc., Class A	6,380
72	Schweitzer-Mauduit International, Inc.	2,653
441	Sensient Technologies Corp.	16,277
272	Spartech Corp.*	2,685
8	Stepan Co.	490
1,022	Stillwater Mining Co.*	13,327
182	SunCoke Energy, Inc.*	3,001
199	Texas Industries, Inc.*	11,552
213	Tredegar Corp.	5,214
48	UFP Technologies, Inc.*	908
1	United States Lime & Minerals, Inc.*	52
60	Universal Stainless & Alloy*	2,129
542	Vista Gold Corp.*	1,003
20	Wausau Paper Corp.	197
461	Worthington Industries, Inc.	13,065
115	Zep, Inc.	1,720
243	Zoltek Cos., Inc.*	2,272
		322,888
	Telecommunication Services — 0.3%

224	Cbeyond, Inc.*	1,573
1,114	Cincinnati Bell, Inc.*	3,621
124	Consolidated Communications Holdings, Inc.	2,083
26	Fairpoint Communications, Inc.*	217
90	Hawaiian Telcom Holdco, Inc.*	1,734
9	IDT Corp., Class B	91
22	inContact, Inc.*	149
377	Iridium Communications, Inc.*	2,303
354	Leap Wireless International, Inc.*	1,894
38	magicJack VocalTec Ltd.*	435
248	Neutral Tandem, Inc.	851
159	ORBCOMM, Inc.*	701
340	Premiere Global Services, Inc.*	3,628
210	Shenandoah Telecommunications Co.	3,026
195	USA Mobility, Inc.	2,266
1,328	Vonage Holdings Corp.*	3,506
		28,078
	Utilities — 4.3%

337	ALLETE, Inc.	15,839
22	American DG Energy, Inc.*	48
149	American States Water Co.	7,891
66	Artesian Resources Corp., Class A	1,468
963	Atlantic Power Corp.	9,601
518	Avista Corp.	13,566
389	Black Hills Corp.	16,179
8	Cadiz, Inc.*	54
185	California Water Service Group	3,711
132	CH Energy Group, Inc.	8,597
85	Chesapeake Utilities Corp.	4,083
538	Cleco Corp.	23,833
34	Connecticut Water Service, Inc.	1,015
129	Consolidated Water Co., Ltd.	1,176
60	Delta Natural Gas Co., Inc.	1,172
353	El Paso Electric Co.	11,773
372	Empire District Electric Co. (The)	7,965
134	Genie Energy Ltd., Class B	941
442	IDACORP, Inc.	20,637
198	Laclede Group, Inc. (The)	8,070
204	MGE Energy, Inc.	10,951
139	Middlesex Water Co.	2,705
367	New Jersey Resources Corp.	16,354
236	Northwest Natural Gas Co.	10,750
321	NorthWestern Corp.	12,513
113	Ormat Technologies, Inc.	2,310
300	Otter Tail Corp.	8,667
610	Piedmont Natural Gas Co., Inc.	19,666
703	PNM Resources, Inc.	15,789
666	Portland General Electric Co.	19,774
86	SJW Corp.	2,280
210	South Jersey Industries, Inc.	11,579
407	Southwest Gas Corp.	18,437
447	UIL Holdings Corp.	17,505
121	Unitil Corp.	3,313
355	UNS Energy Corp.	16,692
455	WGL Holdings, Inc.	19,187
28	York Water Co.	517
		366,608

	Total Common Stocks (Cost $5,790,504)	5,862,340

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

76	Firsthand Technology Value Fund, Inc.*	$1,414

	Total Investment Company (Cost $1,396)	1,414

No. of Rights
	Rights — 0.0%‡
175	BlueLinx Holdings, Inc., expiring 03/27/13 at $1.75*^	73
	Total Rights (Cost $—)	73

Principal Amount
	U.S. Government & Agency Securities (a) — 2.1%
	Federal Farm Credit Bank
$1,564	0.01%, due 03/01/13	1,564
	Federal Home Loan Bank
81,314	0.00%, due 03/01/13	81,314
	Federal Home Loan Mortgage Corp.
91	0.04%, due 03/01/13	91
	Federal National Mortgage Association
41	0.01%, due 03/01/13	41
469	0.03%, due 03/01/13	469
	U.S. Treasury Bill
100,000	0.00%, due 05/16/13	99,978
	Total U.S. Government & Agency Securities (Cost $183,457)	183,457

	Repurchase Agreements (a)(b) — 12.3%
1,047,967	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,047,969	1,047,967
	Total Repurchase Agreements (Cost $1,047,967)	1,047,967

	Total Investment Securities (Cost $7,023,324) — 83.1%	7,095,251
	Other assets less liabilities — 16.9%	1,447,042
	Net Assets — 100.0%	$8,542,293

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $73 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,064,458.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$576,642
Aggregate gross unrealized depreciation	(560,164)
Net unrealized appreciation	$16,478
Federal income tax cost of investments	$7,078,773

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$190,807	$433

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	811,727	(7,829)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	120,389	229

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	1,458,396	470,570

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	5,065,231	592,494

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	2,392,430	142,126

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Value Index Fund	1,179,821	279,785

		$1,477,808

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 60.0%
	Consumer Discretionary — 9.3%

20	1-800-Flowers.com, Inc., Class A*	$86
1,020	Aeropostale, Inc.*	13,280
306	AFC Enterprises, Inc.*	9,180
27	American Greetings Corp., Class A	437
226	American Public Education, Inc.*	8,809
100	America’s Car-Mart, Inc.*	4,776
360	Ameristar Casinos, Inc.	9,432
613	Ann, Inc.*	17,342
332	Arbitron, Inc.	15,551
159	Arctic Cat, Inc.*	5,776
310	Asbury Automotive Group, Inc.*	10,466
30	Barnes & Noble, Inc.*	472
4	Beasley Broadcasting Group, Inc., Class A	21
45	bebe stores, inc.	178
430	Belo Corp., Class A	3,715
2	Biglari Holdings, Inc.*	749
308	BJ’s Restaurants, Inc.*	9,483
170	Bloomin’ Brands, Inc.*	2,926
156	Blue Nile, Inc.*	5,293
130	Blyth, Inc.	1,858
50	Bob Evans Farms, Inc.	2,035
203	Body Central Corp.*	1,565
51	Boyd Gaming Corp.*	335
245	Bravo Brio Restaurant Group, Inc.*	3,695
219	Bridgepoint Education, Inc.*	2,236
1,121	Brunswick Corp.	40,849
348	Buckle, Inc. (The)	15,594
233	Buffalo Wild Wings, Inc.*	18,335
531	Cabela’s, Inc.*	26,863
413	Caesars Entertainment Corp.*	5,162
58	CafePress, Inc.*	403
160	Capella Education Co.*	5,066
71	Carmike Cinemas, Inc.*	1,112
134	Carrols Restaurant Group, Inc.*	713
344	Cato Corp. (The), Class A	8,827
78	Cavco Industries, Inc.*	3,519
230	CEC Entertainment, Inc.	6,957
678	Cheesecake Factory, Inc. (The)	23,486
95	Cherokee, Inc.	1,327
115	Children’s Place Retail Stores, Inc. (The)*	5,228
54	Churchill Downs, Inc.	3,563
62	Chuy’s Holdings, Inc.*	1,768
13	Citi Trends, Inc.*	134
350	Coinstar, Inc.*	17,916
67	Collectors Universe	742
20	Conn’s, Inc.*	641
678	Cooper Tire & Rubber Co.	17,140
23	Core-Mark Holding Co., Inc.	1,102
242	Cracker Barrel Old Country Store, Inc.	18,218
1,129	Crocs, Inc.*	17,116
106	Crown Media Holdings, Inc., Class A*	204
191	Dana Holding Corp.	3,195
53	Del Frisco’s Restaurant Group, Inc.*	932
948	Denny’s Corp.*	5,366
74	Destination Maternity Corp.	1,657
192	DineEquity, Inc.*	13,419
727	Domino’s Pizza, Inc.	34,620
307	Dorman Products, Inc.	10,733
114	Drew Industries, Inc.	4,147
69	Einstein Noah Restaurant Group, Inc.	927
263	Ethan Allen Interiors, Inc.	7,348
1,123	Express, Inc.*	20,775
183	Fiesta Restaurant Group, Inc.*	4,136
84	Fifth & Pacific Cos., Inc.*	1,520
242	Finish Line, Inc. (The), Class A	4,383
71	Five Below, Inc.*	2,826
437	Francesca’s Holdings Corp.*	11,122
39	Fuel Systems Solutions, Inc.*	542
26	G-III Apparel Group Ltd.*	949
56	Geeknet, Inc.*	897
307	Genesco, Inc.*	18,015
371	Gentherm, Inc.*	5,713
35	Global Sources Ltd.*	271
106	Gordmans Stores, Inc.*	1,411
502	Grand Canyon Education, Inc.*	12,023
12	hhgregg, Inc.*	112
331	Hibbett Sports, Inc.*	17,490
692	Hillenbrand, Inc.	17,085
530	Hot Topic, Inc.	5,724
448	HSN, Inc.	23,968
83	Ignite Restaurant Group, Inc.*	1,165
487	Interval Leisure Group, Inc.	10,164
345	iRobot Corp.*	7,397
449	Jack in the Box, Inc.*	14,215
971	Jamba, Inc.*	2,719
325	JoS. A. Bank Clothiers, Inc.*	13,487
335	K12, Inc.*	6,985
32	Kayak Software Corp.*	1,276
192	La-Z-Boy, Inc.	3,517
633	LeapFrog Enterprises, Inc.*	5,425
258	Libbey, Inc.*	4,734
498	Life Time Fitness, Inc.*	20,986
208	LifeLock, Inc.*	2,423
998	Lions Gate Entertainment Corp.*	20,928
346	Lumber Liquidators Holdings, Inc.*	20,480
21	Mac-Gray Corp.	261
211	Maidenform Brands, Inc.*	4,049
75	Marine Products Corp.	504
168	Matthews International Corp., Class A	5,544
138	Mattress Firm Holding Corp.*	3,843
120	MDC Partners, Inc., Class A	1,650
134	Men’s Wearhouse, Inc. (The)	3,768
93	Meritage Homes Corp.*	3,766
388	Monro Muffler Brake, Inc.	14,375
124	Morgans Hotel Group Co.*	609
16	Movado Group, Inc.	577
284	MTR Gaming Group, Inc.*	1,093
344	Multimedia Games Holding Co., Inc.*	6,433
34	Nathan’s Famous, Inc.*	1,246
58	National American University Holdings, Inc.	226
236	National CineMedia, Inc.	3,599
212	New York & Co., Inc.*	914
35	Nexstar Broadcasting Group, Inc., Class A	520
357	Nutrisystem, Inc.	2,938
289	Orbitz Worldwide, Inc.*	1,231
55	Outdoor Channel Holdings, Inc.	411
146	Overstock.com, Inc.*	1,697
176	Oxford Industries, Inc.	8,555
225	Papa John’s International, Inc.*	11,702
138	Penske Automotive Group, Inc.	4,107
255	PetMed Express, Inc.	3,226
1,220	Pier 1 Imports, Inc.	27,413
50	Pinnacle Entertainment, Inc.*	700
596	Pool Corp.	27,249
323	Premier Exhibitions, Inc.*	743
100	R.G. Barry Corp.	1,234
127	ReachLocal, Inc.*	1,591
82	Red Robin Gourmet Burgers, Inc.*	3,516

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
70	Rentrak Corp.*	$1,463
16	Restoration Hardware Holdings, Inc.*	618
194	rue21, inc.*	5,238
442	Ruth’s Hospitality Group, Inc.*	4,005
316	Ryland Group, Inc. (The)	11,288
86	Scientific Games Corp., Class A*	774
712	Select Comfort Corp.*	14,617
690	SHFL Entertainment, Inc.*	10,943
113	Shutterfly, Inc.*	4,891
52	Sinclair Broadcast Group, Inc., Class A	732
466	Six Flags Entertainment Corp.	31,133
203	Skullcandy, Inc.*	1,238
815	Smith & Wesson Holding Corp.*	7,783
575	Sonic Corp.*	6,492
299	Sotheby’s	11,431
192	Steiner Leisure Ltd.*	9,053
493	Steven Madden Ltd.*	21,736
149	Strayer Education, Inc.	7,314
240	Sturm Ruger & Co., Inc.	13,106
9	Systemax, Inc.	90
762	Tenneco, Inc.*	26,998
784	Texas Roadhouse, Inc.	15,163
115	Tilly’s, Inc., Class A*	1,527
72	Tower International, Inc.*	867
291	Town Sports International Holdings, Inc.	2,698
324	True Religion Apparel, Inc.	8,648
271	Tumi Holdings, Inc.*	6,406
185	U.S. Auto Parts Network, Inc.*	242
175	Universal Technical Institute, Inc.	2,040
159	Vail Resorts, Inc.	8,783
306	Valassis Communications, Inc.	8,412
15	Value Line, Inc.	144
253	Vera Bradley, Inc.*	6,376
277	Vitacost.com, Inc.*	2,047
370	Vitamin Shoppe, Inc.*	19,443
6	Weyco Group, Inc.	138
29	Winmark Corp.	1,793
103	Winnebago Industries, Inc.*	1,996
611	Wolverine World Wide, Inc.	25,784
312	World Wrestling Entertainment, Inc., Class A	2,599
320	Zagg, Inc.*	2,346
275	Zumiez, Inc.*	6,297
		1,202,870
	Consumer Staples — 2.7%

19	Alico, Inc.	814
44	Annie’s, Inc.*	1,846
9	Arden Group, Inc., Class A	820
660	B&G Foods, Inc.	19,404
98	Boston Beer Co., Inc. (The), Class A*	15,232
149	Calavo Growers, Inc.	4,194
156	Cal-Maine Foods, Inc.	6,317
478	Casey’s General Stores, Inc.	27,050
73	Central Garden and Pet Co., Class A*	637
138	Chefs’ Warehouse, Inc. (The)*	2,484
59	Coca-Cola Bottling Co. Consolidated	3,860
54	Craft Brew Alliance, Inc.*	357
449	Darling International, Inc.*	7,494
270	Elizabeth Arden, Inc.*	10,503
5	Farmer Bros Co.*	64
240	Female Health Co. (The)	1,704
463	Hain Celestial Group, Inc. (The)*	25,349
76	Harris Teeter Supermarkets, Inc.	3,268
147	Inter Parfums, Inc.	3,684
164	Inventure Foods, Inc.*	1,210
186	J&J Snack Foods Corp.	12,875
232	Lancaster Colony Corp.	16,976
58	Lifeway Foods, Inc.	676
121	Limoneira Co.	2,385
174	Medifast, Inc.*	4,033
142	National Beverage Corp.	1,900
37	Natural Grocers by Vitamin Cottage, Inc.*	766
86	Nature’s Sunshine Products, Inc.	1,244
35	Orchids Paper Products Co.	767
25	Pantry, Inc. (The)*	311
611	Pilgrim’s Pride Corp.*	5,383
232	Post Holdings, Inc.*	8,969
417	Prestige Brands Holdings, Inc.*	9,920
228	Pricesmart, Inc.	16,906
713	Rite Aid Corp.*	1,169
251	Roundy’s, Inc.	1,438
288	Sanderson Farms, Inc.	14,610
493	Snyder’s-Lance, Inc.	12,207
241	Spectrum Brands Holdings, Inc.	13,036
1,830	Star Scientific, Inc.*	3,239
2,017	SUPERVALU, Inc.	8,008
60	Susser Holdings Corp.*	2,657
217	Synutra International, Inc.*	946
279	Tootsie Roll Industries, Inc.	7,834
304	TreeHouse Foods, Inc.*	17,751
613	United Natural Foods, Inc.*	31,030
75	USANA Health Sciences, Inc.*	3,322
525	Vector Group Ltd.	8,426
200	WD-40 Co.	10,842
		355,917
	Energy — 3.4%

1,036	Abraxas Petroleum Corp.*	2,124
99	Alon USA Energy, Inc.	1,930
115	Apco Oil and Gas International, Inc.	1,529
418	Approach Resources, Inc.*	10,345
657	Berry Petroleum Co., Class A	30,071
19	Bonanza Creek Energy, Inc.*	643
394	BPZ Resources, Inc.*	969
172	C&J Energy Services, Inc.*	4,162
428	Carrizo Oil & Gas, Inc.*	10,054
75	Ceres, Inc.*	301
7	Clayton Williams Energy, Inc.*	278
830	Clean Energy Fuels Corp.*	10,441
147	Contango Oil & Gas Co.	5,698
469	Crosstex Energy, Inc.	7,818
142	CVR Energy, Inc.	7,978
85	Diamondback Energy, Inc.*	1,930
505	Dril-Quip, Inc.*	41,526
545	Endeavour International Corp.*	1,379
721	Energy XXI Bermuda Ltd.	21,435
208	Evolution Petroleum Corp.*	2,132
279	Forum Energy Technologies, Inc.*	7,444
665	FX Energy, Inc.*	2,347
119	GasLog Ltd.	1,524
160	Geospace Technologies Corp.*	15,571
350	Gevo, Inc.*	693
244	Global Geophysical Services, Inc.*	571
326	Goodrich Petroleum Corp.*	4,202
73	GulfMark Offshore, Inc., Class A	2,608
321	Gulfport Energy Corp.*	13,145
1,224	Halcon Resources Corp.*	8,690
27	Harvest Natural Resources, Inc.*	146
120	Heckmann Corp.*	427
1,657	ION Geophysical Corp.*	11,002
13	Isramco, Inc.*	1,283
331	KiOR, Inc., Class A*	1,824

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,309	Kodiak Oil & Gas Corp.*	$29,450
422	Lufkin Industries, Inc.	27,337
649	Magnum Hunter Resources Corp.*	2,512
147	Matador Resources Co.*	1,148
62	Matrix Service Co.*	965
138	Midstates Petroleum Co., Inc.*	1,029
101	Mitcham Industries, Inc.*	1,550
797	Northern Oil and Gas, Inc.*	10,927
1,003	Oasis Petroleum, Inc.*	36,810
88	Panhandle Oil and Gas, Inc., Class A	2,397
13	PHI, Inc. (Non-Voting)*	410
161	Pioneer Energy Services Corp.*	1,406
22	Renewable Energy Group, Inc.*	163
1,922	Rentech, Inc.	5,247
8	REX American Resources Corp.*	185
155	RigNet, Inc.*	3,041
664	Rosetta Resources, Inc.*	32,324
145	Sanchez Energy Corp.*	2,684
255	Saratoga Resources, Inc.*	768
411	Solazyme, Inc.*	3,588
25	Synergy Resources Corp.*	166
364	Targa Resources Corp.	22,204
183	TGC Industries, Inc.	1,751
828	Uranerz Energy Corp.*	1,093
500	Uranium Energy Corp.*	1,155
726	Vaalco Energy, Inc.*	5,888
31	W&T Offshore, Inc.	461
176	Warren Resources, Inc.*	461
425	Western Refining, Inc.	15,253
114	Willbros Group, Inc.*	770
143	ZaZa Energy Corp.*	227
		447,590
	Financials — 4.8%

636	Acadia Realty Trust (REIT)	17,121
26	Alexander’s, Inc. (REIT)	8,437
11	American Safety Insurance Holdings Ltd.*	253
10	AmREIT, Inc., Class B (REIT)	173
51	AmTrust Financial Services, Inc.	1,696
30	Apollo Residential Mortgage, Inc. (REIT)	671
8	Arrow Financial Corp.	194
272	Associated Estates Realty Corp. (REIT)	4,755
268	Bank of the Ozarks, Inc.	10,288
52	Beneficial Mutual Bancorp, Inc.*	499
1,236	BGC Partners, Inc., Class A	5,278
9	BofI Holding, Inc.*	303
33	Bridge Capital Holdings*	502
6	Cascade Bancorp*	36
153	Cash America International, Inc.	7,748
12	Clifton Savings Bancorp, Inc.	136
232	Cohen & Steers, Inc.	7,649
128	Coresite Realty Corp. (REIT)	4,147
92	Credit Acceptance Corp.*	10,169
433	DFC Global Corp.*	8,088
34	Diamond Hill Investment Group, Inc.	2,551
5	Donegal Group, Inc., Class A	72
107	Duff & Phelps Corp., Class A	1,663
363	DuPont Fabros Technology, Inc. (REIT)	8,407
13	Eagle Bancorp, Inc.*	282
352	EastGroup Properties, Inc. (REIT)	19,997
246	eHealth, Inc.*	3,820
79	Employers Holdings, Inc.	1,660
205	Encore Capital Group, Inc.*	6,058
200	Epoch Holding Corp.	5,590
33	Evercore Partners, Inc., Class A	1,343
414	EZCORP, Inc., Class A*	8,562
930	FelCor Lodging Trust, Inc. (REIT)*	4,669
582	Financial Engines, Inc.*	19,020
121	First American Financial Corp.	2,939
359	First Cash Financial Services, Inc.*	18,995
14	First Federal Bancshares of Arkansas, Inc.*	134
93	FNB United Corp.*	945
81	GAMCO Investors, Inc., Class A	4,333
1,576	Glimcher Realty Trust (REIT)	17,746
301	Green Dot Corp., Class A*	4,220
365	Greenhill & Co., Inc.	22,185
98	Greenlight Capital Re Ltd., Class A*	2,350
14	Gyrodyne Co. of America, Inc. (REIT)	1,042
12	Hallmark Financial Services*	109
11	Heritage Financial Group, Inc.	151
349	HFF, Inc., Class A	6,408
801	Highwoods Properties, Inc. (REIT)	29,236
1	Hingham Institution for Savings	70
21	Homeowners Choice, Inc.	423
38	ICG Group, Inc.*	495
434	Inland Real Estate Corp. (REIT)	4,192
93	Investors Bancorp, Inc.	1,643
17	JAVELIN Mortgage Investment Corp. (REIT)	326
1,293	Ladenburg Thalmann Financial Services, Inc.*	1,681
84	LTC Properties, Inc. (REIT)	3,240
31	Main Street Capital Corp.	990
458	MarketAxess Holdings, Inc.	17,889
46	Meadowbrook Insurance Group, Inc.	323
9	Meridian Interstate Bancorp, Inc.*	163
39	MicroFinancial, Inc.	287
226	Monmouth Real Estate Investment Corp., Class A (REIT)	2,522
80	Montpelier Re Holdings Ltd.	1,978
307	National Health Investors, Inc. (REIT)	19,894
241	Nationstar Mortgage Holdings, Inc.*	9,286
53	Navigators Group, Inc. (The)*	2,976
356	Netspend Holdings, Inc.*	5,643
81	Ocwen Financial Corp.*	3,193
15	OFS Capital Corp.	217
1,407	Omega Healthcare Investors, Inc. (REIT)	39,382
199	Oritani Financial Corp.	2,927
4	Penns Woods Bancorp, Inc.	162
215	Portfolio Recovery Associates, Inc.*	25,139
319	Potlatch Corp. (REIT)	14,039
192	PS Business Parks, Inc. (REIT)	14,206
82	Pzena Investment Management, Inc., Class A	516
61	Regional Management Corp.*	1,096
276	Ryman Hospitality Properties, Inc. (REIT)	12,351
95	Saul Centers, Inc. (REIT)	4,157
332	Sovran Self Storage, Inc. (REIT)	20,199
78	Spirit Realty Capital, Inc. (REIT)	1,554
27	State Auto Financial Corp.	454
18	Stellus Capital Investment Corp.	274
331	Stifel Financial Corp.*	11,433
1,925	Strategic Hotels & Resorts, Inc. (REIT)*	14,014
373	Sun Communities, Inc. (REIT)	17,356
166	Tejon Ranch Co.*	4,864
440	Texas Capital Bancshares, Inc.*	18,594
235	Tower Group, Inc.	4,383
46	Tree.com, Inc.	802

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32	UMH Properties, Inc. (REIT)	$321
93	Universal Health Realty Income Trust (REIT)	5,311
27	Universal Insurance Holdings, Inc.	119
237	Urstadt Biddle Properties, Inc., Class A (REIT)	5,008
40	Virtus Investment Partners, Inc.*	6,720
263	Washington Real Estate Investment Trust (REIT)	7,282
193	Westamerica Bancorp.	8,540
83	Westwood Holdings Group, Inc.	3,432
735	WisdomTree Investments, Inc.*	6,688
122	World Acceptance Corp.*	9,601
44	Zillow, Inc., Class A*	1,890
		622,875
	Health Care — 12.3%

272	Abaxis, Inc.	11,538
420	Abiomed, Inc.*	6,737
338	Acadia Healthcare Co., Inc.*	9,200
707	Accretive Health, Inc.*	6,773
895	Accuray, Inc.*	3,822
746	Achillion Pharmaceuticals, Inc.*	6,043
503	Acorda Therapeutics, Inc.*	14,964
152	Acura Pharmaceuticals, Inc.*	313
354	Aegerion Pharmaceuticals, Inc.*	10,662
453	Affymax, Inc.*	1,205
187	Agenus, Inc.*	800
483	Air Methods Corp.	21,634
714	Akorn, Inc.*	9,853
902	Align Technology, Inc.*	28,359
1,537	Alkermes plc*	33,368
691	Alnylam Pharmaceuticals, Inc.*	16,370
213	AMAG Pharmaceuticals, Inc.*	3,525
378	Amicus Therapeutics, Inc.*	1,013
307	AMN Healthcare Services, Inc.*	4,329
323	Ampio Pharmaceuticals, Inc.*	1,253
130	Amsurg Corp.*	3,926
203	Anacor Pharmaceuticals, Inc.*	706
154	Analogic Corp.	11,425
148	Anika Therapeutics, Inc.*	1,843
1,343	Antares Pharma, Inc.*	4,620
2,409	Arena Pharmaceuticals, Inc.*	20,212
740	Arqule, Inc.*	1,820
1,458	Array BioPharma, Inc.*	5,672
287	ArthroCare Corp.*	10,022
450	athenahealth, Inc.*	42,205
226	AtriCure, Inc.*	2,007
20	Atrion Corp.	3,925
607	Auxilium Pharmaceuticals, Inc.*	10,349
1,567	AVANIR Pharmaceuticals, Inc., Class A*	4,278
532	AVEO Pharmaceuticals, Inc.*	3,548
185	BG Medicine, Inc.*	318
617	BioCryst Pharmaceuticals, Inc.*	740
338	BioDelivery Sciences International, Inc.*	1,274
309	Bio-Reference Labs, Inc.*	8,182
151	BioScrip, Inc.*	1,653
62	BioSpecifics Technologies Corp.*	973
383	BioTime, Inc.*	1,612
755	Cadence Pharmaceuticals, Inc.*	3,699
192	Cambrex Corp.*	2,210
266	Cantel Medical Corp.	8,281
305	Capital Senior Living Corp.*	7,015
210	Cardiovascular Systems, Inc.*	3,320
1,012	Celldex Therapeutics, Inc.*	9,634
53	Cempra, Inc.*	346
646	Centene Corp.*	29,083
824	Cepheid, Inc.*	30,018
605	Cerus Corp.*	1,990
241	Chemed Corp.	18,603
68	ChemoCentryx, Inc.*	917
172	Clovis Oncology, Inc.*	3,244
139	Computer Programs & Systems, Inc.	7,247
394	Conceptus, Inc.*	8,798
618	Corcept Therapeutics, Inc.*	1,007
223	Coronado Biosciences, Inc.*	1,632
77	Corvel Corp.*	3,699
795	Cubist Pharmaceuticals, Inc.*	33,732
82	Cumberland Pharmaceuticals, Inc.*	359
766	Curis, Inc.*	2,061
346	Cyberonics, Inc.*	15,829
78	Cynosure, Inc., Class A*	2,210
607	Cytori Therapeutics, Inc.*	1,548
1,934	Dendreon Corp.*	11,198
700	Depomed, Inc.*	4,529
8	Derma Sciences, Inc.*	99
861	DexCom, Inc.*	12,855
545	Discovery Laboratories, Inc.*	1,341
87	Durata Therapeutics, Inc.*	744
1,241	Dyax Corp.*	3,984
1,931	Dynavax Technologies Corp.*	3,939
66	Emergent Biosolutions, Inc.*	1,022
386	Emeritus Corp.*	10,997
372	Endocyte, Inc.*	3,590
695	Endologix, Inc.*	10,467
136	Ensign Group, Inc. (The)	4,260
335	EnteroMedics, Inc.*	281
219	Epocrates, Inc.*	2,573
799	Exact Sciences Corp.*	8,533
25	Exactech, Inc.*	460
70	ExamWorks Group, Inc.*	991
2,301	Exelixis, Inc.*	10,493
305	Fluidigm Corp.*	5,264
92	Furiex Pharmaceuticals, Inc.*	3,410
201	Genomic Health, Inc.*	5,759
88	Globus Medical, Inc., Class A*	1,272
78	Greenway Medical Technologies, Inc.*	1,236
280	GTx, Inc.*	1,274
636	Haemonetics Corp.*	26,235
1,127	Halozyme Therapeutics, Inc.*	6,153
689	Hansen Medical, Inc.*	1,474
21	Harvard Bioscience, Inc.*	121
1,013	HealthSouth Corp.*	24,434
245	HealthStream, Inc.*	5,241
178	HeartWare International, Inc.*	15,205
52	Hi-Tech Pharmacal Co., Inc.	1,925
1,079	HMS Holdings Corp.*	31,280
264	Horizon Pharma, Inc.*	557
36	Hyperion Therapeutics, Inc.*	657
143	ICU Medical, Inc.*	8,117
1,000	Idenix Pharmaceuticals, Inc.*	4,210
642	ImmunoCellular Therapeutics Ltd.*	1,631
816	ImmunoGen, Inc.*	12,379
828	Immunomedics, Inc.*	1,904
841	Impax Laboratories, Inc.*	16,677
355	Infinity Pharmaceuticals, Inc.*	14,658
656	Insulet Corp.*	14,806
140	Integra LifeSciences Holdings Corp.*	5,704
48	Intercept Pharmaceuticals, Inc.*	1,873
571	InterMune, Inc.*	5,065
208	IPC The Hospitalist Co., Inc.*	8,674
944	Ironwood Pharmaceuticals, Inc.*	14,094
1,258	Isis Pharmaceuticals, Inc.*	18,493
521	Jazz Pharmaceuticals plc*	30,312
1,022	Keryx Biopharmaceuticals, Inc.*	6,571

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
51	KYTHERA Biopharmaceuticals, Inc.*	$1,329
119	Landauer, Inc.	6,986
1,142	Lexicon Pharmaceuticals, Inc.*	2,250
10	LHC Group, Inc.*	203
219	Ligand Pharmaceuticals, Inc., Class B*	4,498
523	Luminex Corp.*	8,828
18	Magellan Health Services, Inc.*	928
495	MAKO Surgical Corp.*	6,331
1,689	MannKind Corp.*	4,324
353	MAP Pharmaceuticals, Inc.*	8,825
627	Masimo Corp.	12,446
245	MedAssets, Inc.*	4,525
692	Medicines Co. (The)*	22,013
279	Medidata Solutions, Inc.*	14,541
571	Merge Healthcare, Inc.*	1,399
518	Meridian Bioscience, Inc.	10,982
31	Merit Medical Systems, Inc.*	370
191	Merrimack Pharmaceuticals, Inc.*	1,222
31	Molina Healthcare, Inc.*	989
227	Momenta Pharmaceuticals, Inc.*	2,892
160	MWI Veterinary Supply, Inc.*	20,202
32	National Research Corp.	1,820
227	Natus Medical, Inc.*	2,883
1,341	Navidea Biopharmaceuticals, Inc.*	4,117
1,022	Nektar Therapeutics*	9,474
296	Neogen Corp.*	13,859
833	Neurocrine Biosciences, Inc.*	8,813
196	NewLink Genetics Corp.*	2,307
1,629	Novavax, Inc.*	2,965
719	NPS Pharmaceuticals, Inc.*	5,738
134	NuVasive, Inc.*	2,488
650	NxStage Medical, Inc.*	7,293
219	Obagi Medical Products, Inc.*	2,952
324	Omeros Corp.*	1,759
50	Omnicell, Inc.*	901
183	OncoGenex Pharmaceutical, Inc.*	2,176
717	Oncothyreon, Inc.*	1,484
1,341	Opko Health, Inc.*	9,307
591	Optimer Pharmaceuticals, Inc.*	7,163
680	OraSure Technologies, Inc.*	3,781
913	Orexigen Therapeutics, Inc.*	5,441
188	Orthofix International N.V.*	7,005
207	Osiris Therapeutics, Inc.*	1,362
682	Owens & Minor, Inc.	20,767
232	Pacira Pharmaceuticals, Inc.*	5,072
477	Pain Therapeutics, Inc.*	1,398
752	PAREXEL International Corp.*	26,087
11	PDI, Inc.*	80
1,518	PDL BioPharma, Inc.	10,839
114	Pernix Therapeutics Holdings*	679
683	Pharmacyclics, Inc.*	59,954
139	PhotoMedex, Inc.*	2,050
334	Pozen, Inc.*	2,067
522	Progenics Pharmaceuticals, Inc.*	1,378
40	Providence Service Corp. (The)*	683
497	Quality Systems, Inc.	9,204
675	Questcor Pharmaceuticals, Inc.	22,005
354	Quidel Corp.*	8,379
650	Raptor Pharmaceutical Corp.*	3,231
131	Regulus Therapeutics, Inc.*	675
349	Repligen Corp.*	2,174
213	Repros Therapeutics, Inc.*	2,503
874	Rigel Pharmaceuticals, Inc.*	5,873
117	Rochester Medical Corp.*	1,727
249	Rockwell Medical Technologies, Inc.*	1,098
43	RTI Biologics, Inc.*	156
118	Sagent Pharmaceuticals, Inc.*	1,935
660	Sangamo Biosciences, Inc.*	6,725
687	Santarus, Inc.*	9,116
713	Sciclone Pharmaceuticals, Inc.*	3,394
1,193	Seattle Genetics, Inc.*	33,571
1,096	Sequenom, Inc.*	4,505
442	SIGA Technologies, Inc.*	1,892
223	Skilled Healthcare Group, Inc., Class A*	1,298
431	Spectranetics Corp. (The)*	7,823
747	Spectrum Pharmaceuticals, Inc.	8,516
456	Staar Surgical Co.*	2,458
535	STERIS Corp.	20,865
136	Sucampo Pharmaceuticals, Inc., Class A*	695
372	Sunesis Pharmaceuticals, Inc.*	1,942
36	SurModics, Inc.*	913
143	Symmetry Medical, Inc.*	1,491
141	Synageva BioPharma Corp.*	7,046
516	Synergy Pharmaceuticals, Inc.*	2,823
499	Synta Pharmaceuticals Corp.*	4,286
356	Team Health Holdings, Inc.*	11,922
46	TESARO, Inc.*	914
762	Theravance, Inc.*	15,461
565	Threshold Pharmaceuticals, Inc.*	2,616
140	Tornier N.V.*	2,433
19	Transcept Pharmaceuticals, Inc.*	110
386	Trius Therapeutics, Inc.*	2,027
148	U.S. Physical Therapy, Inc.	3,644
1,128	Unilife Corp.*	2,831
41	Utah Medical Products, Inc.	1,699
354	Vanda Pharmaceuticals, Inc.*	1,331
345	Vanguard Health Systems, Inc.*	5,130
205	Vascular Solutions, Inc.*	3,112
246	Ventrus Biosciences, Inc.*	753
79	Verastem, Inc.*	744
873	Vical, Inc.*	2,794
1,252	Vivus, Inc.*	13,421
37	Vocera Communications, Inc.*	976
669	Volcano Corp.*	14,477
261	WellCare Health Plans, Inc.*	14,927
271	West Pharmaceutical Services, Inc.	16,374
464	XenoPort, Inc.*	3,545
902	XOMA Corp.*	2,444
86	ZELTIQ Aesthetics, Inc.*	347
835	ZIOPHARM Oncology, Inc.*	3,699
684	Zogenix, Inc.*	1,279
		1,598,128
	Industrials — 10.8%

134	A. O. Smith Corp.	9,585
113	A.T. Cross Co., Class A*	1,380
233	AAON, Inc.	5,606
624	Acacia Research Corp.*	17,447
651	ACCO Brands Corp.*	4,882
78	Aceto Corp.	812
225	Acorn Energy, Inc.	1,465
177	Actuant Corp., Class A	5,383
532	Acuity Brands, Inc.	36,245
431	Advisory Board Co. (The)*	21,899
69	Aegion Corp.*	1,658
131	Aerovironment, Inc.*	2,898
845	Alaska Air Group, Inc.*	43,560
188	Allegiant Travel Co.	15,095
185	Altra Holdings, Inc.	4,762
193	Ameresco, Inc., Class A*	1,604
20	American Science & Engineering, Inc.	1,251
50	American Superconductor Corp.*	144

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	American Woodmark Corp.*	$642
488	Applied Industrial Technologies, Inc.	21,184
79	ARC Document Solutions, Inc.*	178
27	Argan, Inc.	452
152	Astronics Corp.*	4,188
1,333	Avis Budget Group, Inc.*	31,152
317	AZZ, Inc.	14,157
88	Barrett Business Services, Inc.	3,844
588	Beacon Roofing Supply, Inc.*	21,697
509	Belden, Inc.	25,633
615	Blount International, Inc.*	9,268
75	BlueLinx Holdings, Inc.*	219
593	Brink’s Co. (The)	15,685
564	Builders FirstSource, Inc.*	3,412
72	CAI International, Inc.*	1,987
3,748	Capstone Turbine Corp.*	3,636
7	Cascade Corp.	450
29	Casella Waste Systems, Inc., Class A*	136
29	CDI Corp.	477
76	Ceco Environmental Corp.	821
252	Celadon Group, Inc.	5,022
375	Chart Industries, Inc.*	27,210
16	CIRCOR International, Inc.	667
631	CLARCOR, Inc.	32,175
109	Coleman Cable, Inc.	1,080
138	Comfort Systems USA, Inc.	1,722
307	Commercial Vehicle Group, Inc.*	2,425
1	Compx International, Inc.	14
421	Corporate Executive Board Co. (The)	22,793
83	CPI Aerostructures, Inc.*	739
107	Cubic Corp.	4,466
430	Deluxe Corp.	17,062
314	DigitalGlobe, Inc.*	8,189
110	DXP Enterprises, Inc.*	6,842
368	Dycom Industries, Inc.*	7,710
62	Dynamic Materials Corp.	1,048
185	Echo Global Logistics, Inc.*	3,450
47	Edgen Group, Inc.*	377
269	EnergySolutions, Inc.*	1,001
119	EnerNOC, Inc.*	1,962
219	EnerSys*	8,953
79	Enphase Energy, Inc.*	389
136	EnPro Industries, Inc.*	6,328
107	ESCO Technologies, Inc.	4,340
168	Exponent, Inc.*	8,445
77	Federal Signal Corp.*	601
127	Flow International Corp.*	471
365	Forward Air Corp.	13,768
122	Franklin Covey Co.*	1,686
279	Franklin Electric Co., Inc.	18,155
490	FuelCell Energy, Inc.*	519
595	GenCorp, Inc.*	7,170
142	Generac Holdings, Inc.	4,892
557	Genesee & Wyoming, Inc., Class A*	49,863
191	Gorman-Rupp Co. (The)	5,508
169	GP Strategies Corp.*	3,649
125	Graham Corp.	2,911
82	Great Lakes Dredge & Dock Corp.	799
201	H&E Equipment Services, Inc.	3,911
349	Hawaiian Holdings, Inc.*	1,975
843	Healthcare Services Group, Inc.	20,316
466	Heartland Express, Inc.	6,324
661	HEICO Corp.	28,694
96	Heritage-Crystal Clean, Inc.*	1,416
732	Herman Miller, Inc.	17,568
1,250	Hexcel Corp.*	34,062
17	Hill International, Inc.*	58
541	HNI Corp.	17,074
80	Houston Wire & Cable Co.	931
466	Hub Group, Inc., Class A*	17,582
288	Huron Consulting Group, Inc.*	11,287
562	II-VI, Inc.*	9,739
399	InnerWorkings, Inc.*	5,893
285	Insperity, Inc.	8,080
13	Insteel Industries, Inc.	207
735	Interface, Inc.	13,458
76	Intersections, Inc.	797
363	John Bean Technologies Corp.	6,690
331	Kaman Corp.	11,552
132	KEYW Holding Corp. (The)*	1,914
330	Kforce, Inc.	4,798
726	Knight Transportation, Inc.	11,369
419	Knoll, Inc.	7,131
160	Lindsay Corp.	13,672
13	LMI Aerospace, Inc.*	288
688	MasTec, Inc.*	20,702
160	McGrath RentCorp	4,718
286	Meritor, Inc.*	1,258
14	Met-Pro Corp.	138
235	Middleby Corp.*	35,088
347	Mine Safety Appliances Co.	16,257
196	Mistras Group, Inc.*	4,008
64	Moog, Inc., Class A*	2,877
41	Mueller Industries, Inc.	2,180
1,285	Mueller Water Products, Inc., Class A	7,222
10	Multi-Color Corp.	241
142	MYR Group, Inc.*	3,296
6	National Presto Industries, Inc.	456
97	Nortek, Inc.*	6,978
920	Odyssey Marine Exploration, Inc.*	3,220
895	Old Dominion Freight Line, Inc.*	32,175
35	Omega Flex, Inc.	488
539	On Assignment, Inc.*	11,783
51	Pacer International, Inc.*	212
103	Park-Ohio Holdings Corp.*	2,095
50	Patrick Industries, Inc.*	663
64	Performant Financial Corp.*	848
121	PGT, Inc.*	698
48	Powell Industries, Inc.*	2,794
3	Preformed Line Products Co.	212
101	Primoris Services Corp.	1,894
63	Proto Labs, Inc.*	2,929
100	Quality Distribution, Inc.*	789
11	Rand Logistics, Inc.*	63
455	Raven Industries, Inc.	12,845
279	RBC Bearings, Inc.*	13,905
334	Republic Airways Holdings, Inc.*	3,143
79	Rexnord Corp.*	1,609
94	Roadrunner Transportation Systems, Inc.*	2,141
244	RPX Corp.*	2,891
37	Saia, Inc.*	1,189
147	Sauer-Danfoss, Inc.	7,956
19	SeaCube Container Leasing Ltd.	437
13	SIFCO Industries, Inc.	209
51	Simpson Manufacturing Co., Inc.	1,484
42	SkyWest, Inc.	588
522	Spirit Airlines, Inc.*	10,571
197	Standard Parking Corp.*	4,089
36	Standex International Corp.	1,938
132	Steelcase, Inc., Class A	1,868
21	Sterling Construction Co., Inc.*	237
259	Sun Hydraulics Corp.	7,224
992	Swift Transportation Co.*	13,422
89	Sypris Solutions, Inc.	368
184	TAL International Group, Inc.	7,921

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
646	Taser International, Inc.*	$4,813
250	Team, Inc.*	10,965
161	Teledyne Technologies, Inc.*	11,846
237	Tennant Co.	11,061
649	Tetra Tech, Inc.*	18,730
174	Textainer Group Holdings Ltd.	7,037
185	Thermon Group Holdings, Inc.*	3,793
599	Titan International, Inc.	12,645
212	Titan Machinery, Inc.*	5,989
81	TMS International Corp., Class A*	1,116
162	TRC Cos., Inc.*	1,043
187	Trex Co., Inc.*	8,834
372	Trimas Corp.*	10,673
370	TrueBlue, Inc.*	7,174
29	United Stationers, Inc.	1,050
2,038	US Airways Group, Inc.*	27,370
144	US Ecology, Inc.	3,581
930	USG Corp.*	26,245
44	Vicor Corp.*	232
858	Wabash National Corp.*	8,185
54	WageWorks, Inc.*	1,275
369	Watsco, Inc.	28,734
478	Werner Enterprises, Inc.	11,004
55	Wesco Aircraft Holdings, Inc.*	748
868	Woodward, Inc.	32,489
221	XPO Logistics, Inc.*	3,850
279	Zipcar, Inc.*	3,412
		1,402,292
	Information Technology — 12.9%

881	3D Systems Corp.*	32,562
499	ACI Worldwide, Inc.*	22,859
488	Active Network, Inc. (The)*	2,289
579	Actuate Corp.*	3,480
800	ADTRAN, Inc.	17,872
396	Advent Software, Inc.*	10,375
26	Ambarella, Inc.*	259
34	Ambient Corp.*	92
294	American Software, Inc., Class A	2,399
22	Anaren, Inc.*	426
447	Angie’s List, Inc.*	7,626
216	Anixter International, Inc.	14,887
186	Arris Group, Inc.*	3,227
1,404	Aruba Networks, Inc.*	34,988
1,109	Aspen Technology, Inc.*	34,113
25	ATMI, Inc.*	548
13	Audience, Inc.*	177
95	AVG Technologies NV*	1,492
132	Aware, Inc.	660
182	Badger Meter, Inc.	9,238
509	Bankrate, Inc.*	5,726
123	Bazaarvoice, Inc.*	861
567	Blackbaud, Inc.	15,763
77	Blucora, Inc.*	1,194
136	Bottomline Technologies (de), Inc.*	3,690
70	Brightcove, Inc.*	441
345	BroadSoft, Inc.*	7,245
296	Cabot Microelectronics Corp.	10,114
23	CACI International, Inc., Class A*	1,167
440	CalAmp Corp.*	4,818
170	Calix, Inc.*	1,457
435	Callidus Software, Inc.*	1,892
142	Carbonite, Inc.*	1,394
554	Cardtronics, Inc.*	14,603
128	Cass Information Systems, Inc.	5,472
624	Cavium, Inc.*	23,038
220	CEVA, Inc.*	3,329
940	Ciena Corp.*	14,326
810	Cirrus Logic, Inc.*	19,472
538	Cognex Corp.	22,160
86	Coherent, Inc.	4,967
561	CommVault Systems, Inc.*	41,486
147	Computer Task Group, Inc.*	2,925
444	comScore, Inc.*	7,077
275	Comverse, Inc.*	7,568
382	Constant Contact, Inc.*	5,398
422	Cornerstone OnDemand, Inc.*	14,289
354	CoStar Group, Inc.*	35,662
465	Cray, Inc.*	8,998
246	CSG Systems International, Inc.*	4,775
120	Cymer, Inc.*	11,866
110	Daktronics, Inc.	1,123
192	Datalink Corp.*	1,993
476	Dealertrack Technologies, Inc.*	14,037
280	Demand Media, Inc.*	2,268
78	Demandware, Inc.*	2,063
531	Dice Holdings, Inc.*	5,119
89	Digimarc Corp.	1,987
230	DTS, Inc.*	4,577
43	E2open, Inc.*	850
266	Ebix, Inc.	4,264
255	Echelon Corp.*	671
23	Electro Rent Corp.	372
46	Electronics for Imaging, Inc.*	1,061
316	Ellie Mae, Inc.*	6,415
261	Envestnet, Inc.*	4,004
27	Envivio, Inc.*	46
61	EPAM Systems, Inc.*	1,280
31	EPIQ Systems, Inc.	386
57	Exa Corp.*	564
122	ExactTarget, Inc.*	2,721
61	Exar Corp.*	717
293	ExlService Holdings, Inc.*	8,869
1,182	Extreme Networks*	4,137
430	Fair Isaac Corp.	19,066
397	FalconStor Software, Inc.*	1,068
212	FARO Technologies, Inc.*	8,978
447	FEI Co.	28,313
82	Fleetmatics Group plc*	1,948
177	Forrester Research, Inc.	4,860
826	Global Cash Access Holdings, Inc.*	5,865
224	Globecomm Systems, Inc.*	2,719
636	Glu Mobile, Inc.*	1,444
20	GSI Group, Inc.*	192
1,260	GT Advanced Technologies, Inc.*	3,604
179	Guidance Software, Inc.*	1,756
257	Guidewire Software, Inc.*	9,393
309	Hackett Group, Inc. (The)	1,431
487	Heartland Payment Systems, Inc.	15,146
344	Higher One Holdings, Inc.*	3,075
396	Hittite Microwave Corp.*	25,669
404	iGATE Corp.*	7,720
329	Immersion Corp.*	2,201
122	Imperva, Inc.*	4,453
1,238	Infinera Corp.*	8,035
98	Infoblox, Inc.*	2,067
279	Innodata, Inc.*	974
119	Inphi Corp.*	1,150
184	Interactive Intelligence Group, Inc.*	7,656
514	InterDigital, Inc.	22,822
96	Intermec, Inc.*	950
174	Intermolecular, Inc.*	1,683
337	Internap Network Services Corp.*	2,925
457	InvenSense, Inc.*	5,493
604	Ipass, Inc.*	1,214
529	Ixia*	10,728
481	j2 Global, Inc.	17,162
203	Jive Software, Inc.*	3,366

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
23	Key Tronic Corp.*	$245
158	KVH Industries, Inc.*	2,105
707	Lionbridge Technologies, Inc.*	2,701
296	Liquidity Services, Inc.*	10,079
246	Littelfuse, Inc.	16,278
691	LivePerson, Inc.*	9,999
277	LogMeIn, Inc.*	4,947
130	Loral Space & Communications, Inc.	7,571
13	M/A-COM Technology Solutions Holdings, Inc.*	211
255	Manhattan Associates, Inc.*	17,814
234	Market Leader, Inc.*	1,741
120	Mattersight Corp.*	547
426	MAXIMUS, Inc.	31,004
49	MaxLinear, Inc., Class A*	288
366	Maxwell Technologies, Inc.*	3,203
168	Measurement Specialties, Inc.*	6,102
35	MeetMe, Inc.*	90
640	MEMC Electronic Materials, Inc.*	3,168
632	Mentor Graphics Corp.*	11,193
33	Mesa Laboratories, Inc.	1,751
610	Micrel, Inc.	6,417
1,116	Microsemi Corp.*	23,023
107	MicroStrategy, Inc., Class A*	10,901
136	Millennial Media, Inc.*	1,274
77	MoneyGram International, Inc.*	1,248
383	Monolithic Power Systems, Inc.	9,418
459	Monotype Imaging Holdings, Inc.	9,639
493	Move, Inc.*	4,812
202	MTS Systems Corp.	10,908
23	Multi-Fineline Electronix, Inc.*	351
282	Neonode, Inc.*	1,503
214	NETGEAR, Inc.*	7,287
461	Netscout Systems, Inc.*	11,723
809	NIC, Inc.	14,336
146	Numerex Corp., Class A*	1,794
61	NVE Corp.*	3,231
283	OpenTable, Inc.*	15,735
249	OSI Systems, Inc.*	14,350
953	Parkervision, Inc.*	3,802
303	PDF Solutions, Inc.*	4,709
216	Pegasystems, Inc.	5,916
28	Peregrine Semiconductor Corp.*	280
309	Perficient, Inc.*	3,578
12	Pervasive Software, Inc.*	110
179	Plantronics, Inc.	7,224
192	Plexus Corp.*	4,677
522	PLX Technology, Inc.*	2,480
356	Power Integrations, Inc.	14,884
293	PRGX Global, Inc.*	1,905
242	Procera Networks, Inc.*	2,831
75	Proofpoint, Inc.*	1,049
274	PROS Holdings, Inc.*	7,140
1,501	PTC, Inc.*	34,733
70	QAD, Inc., Class A	914
1,072	QLIK Technologies, Inc.*	27,872
280	QLogic Corp.*	3,186
79	Qualys, Inc.*	937
177	Quantum Corp.*	223
484	QuickLogic Corp.*	1,045
100	Rambus, Inc.*	564
447	RealD, Inc.*	5,203
450	RealPage, Inc.*	9,747
449	Responsys, Inc.*	3,623
430	RF Micro Devices, Inc.*	1,982
1	Riverbed Technology, Inc.*	15
86	Rogers Corp.*	4,103
66	Rosetta Stone, Inc.*	764
46	Ruckus Wireless, Inc.*	983
374	Saba Software, Inc.*	3,269
1,547	Sapient Corp.*	17,357
224	SciQuest, Inc.*	4,290
823	Semtech Corp.*	25,159
623	ServiceSource International, Inc.*	3,937
532	ShoreTel, Inc.*	2,160
21	Silicon Graphics International Corp.*	316
874	Silicon Image, Inc.*	4,029
235	Sonus Networks, Inc.*	576
371	Sourcefire, Inc.*	19,897
144	Spark Networks, Inc.*	1,040
156	SPS Commerce, Inc.*	5,833
117	SS&C Technologies Holdings, Inc.*	2,961
169	Stamps.com, Inc.*	4,122
230	SunPower Corp.*	2,700
327	Super Micro Computer, Inc.*	3,826
429	Support.com, Inc.*	1,673
80	Synacor, Inc.*	263
423	Synaptics, Inc.*	14,703
347	Synchronoss Technologies, Inc.*	10,469
194	Syntel, Inc.	11,671
982	Take-Two Interactive Software, Inc.*	14,376
374	Tangoe, Inc.*	5,113
126	Telular Corp.	1,255
34	Tessco Technologies, Inc.	774
783	TiVo, Inc.*	9,701
90	Travelzoo, Inc.*	1,896
63	Trulia, Inc.*	1,502
378	Tyler Technologies, Inc.*	21,319
124	Ubiquiti Networks, Inc.	1,707
334	Ultimate Software Group, Inc.*	32,822
329	Ultratech, Inc.*	13,482
281	Unisys Corp.*	6,457
499	Universal Display Corp.*	15,659
1,023	Unwired Planet, Inc.*	2,056
567	ValueClick, Inc.*	15,122
159	VASCO Data Security International, Inc.*	1,315
125	Veeco Instruments, Inc.*	3,989
631	Verint Systems, Inc.*	21,561
471	ViaSat, Inc.*	22,118
527	VirnetX Holding Corp.*	18,566
234	Virtusa Corp.*	4,902
429	Vistaprint N.V.*	15,015
259	Vocus, Inc.*	3,636
318	Volterra Semiconductor Corp.*	4,881
440	Web.com Group, Inc.*	7,515
467	Websense, Inc.*	7,000
488	WEX, Inc.*	36,605
329	XO Group, Inc.*	3,010
106	Yelp, Inc.*	2,352
765	Zix Corp.*	2,876
38	Zygo Corp.*	544
		1,682,235
	Materials — 3.1%

113	ADA-ES, Inc.*	3,002
52	AEP Industries, Inc.*	3,668
280	AK Steel Holding Corp.	1,050
298	AMCOL International Corp.	8,714
350	American Vanguard Corp.	10,860
251	Arabian American Development Co.*	1,847
715	Axiall Corp.	40,455
367	Balchem Corp.	14,801
150	Berry Plastics Group, Inc.*	2,883
289	Buckeye Technologies, Inc.	8,014
602	Calgon Carbon Corp.*	10,270
861	Chemtura Corp.*	17,323

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
234	Clearwater Paper Corp.*	$11,323
464	Coeur d’Alene Mines Corp.*	8,821
137	Deltic Timber Corp.	9,780
614	Eagle Materials, Inc.	39,486
621	Flotek Industries, Inc.*	8,719
129	General Moly, Inc.*	377
54	Globe Specialty Metals, Inc.	772
82	Gold Reserve, Inc.*	213
375	Gold Resource Corp.	4,913
101	GSE Holding, Inc.*	726
626	H.B. Fuller Co.	25,585
60	Handy & Harman Ltd.*	972
115	Hawkins, Inc.	4,536
127	Haynes International, Inc.	6,541
915	Headwaters, Inc.*	8,610
274	Innophos Holdings, Inc.	13,379
36	Innospec, Inc.	1,449
98	KMG Chemicals, Inc.	1,936
261	Koppers Holdings, Inc.	10,826
80	Landec Corp.*	881
136	LSB Industries, Inc.*	5,270
23	Materion Corp.	636
36	Metals USA Holdings Corp.	747
1,605	Midway Gold Corp.*	1,782
421	Myers Industries, Inc.	6,197
120	Neenah Paper, Inc.	3,504
418	Noranda Aluminum Holding Corp.	1,990
690	Olin Corp.	15,980
580	OMNOVA Solutions, Inc.*	4,646
90	P. H. Glatfelter Co.	1,634
1,640	Paramount Gold and Silver Corp.*	3,296
884	PolyOne Corp.	20,146
46	Quaker Chemical Corp.	2,641
290	Schweitzer-Mauduit International, Inc.	10,687
199	Stepan Co.	12,187
621	SunCoke Energy, Inc.*	10,240
148	U.S. Silica Holdings, Inc.	3,639
20	United States Lime & Minerals, Inc.*	1,049
675	US Antimony Corp.*	1,262
525	Wausau Paper Corp.	5,182
115	Zep, Inc.	1,720
		397,167
	Telecommunication Services — 0.5%

888	8x8, Inc.*	5,372
113	Atlantic Tele-Network, Inc.	5,311
198	Boingo Wireless, Inc.*	1,204
22	Cbeyond, Inc.*	154
891	Cincinnati Bell, Inc.*	2,896
588	Cogent Communications Group, Inc.	14,788
326	Consolidated Communications Holdings, Inc.	5,477
223	Fairpoint Communications, Inc.*	1,862
463	General Communication, Inc., Class A*	3,912
169	HickoryTech Corp.	1,587
178	IDT Corp., Class B	1,800
438	inContact, Inc.*	2,974
87	Iridium Communications, Inc.*	532
173	Leap Wireless International, Inc.*	926
191	Lumos Networks Corp.	2,181
123	magicJack VocalTec Ltd.*	1,408
186	NTELOS Holdings Corp.	2,321
223	ORBCOMM, Inc.*	983
145	Premiere Global Services, Inc.*	1,547
153	Primus Telecommunications Group, Inc.	1,682
710	Towerstream Corp.*	1,768
		60,685
	Utilities — 0.2%

292	American DG Energy, Inc.*	642
25	American States Water Co.	1,324
129	Atlantic Power Corp.	1,286
152	Cadiz, Inc.*	1,024
263	California Water Service Group	5,276
88	Connecticut Water Service, Inc.	2,628
63	Ormat Technologies, Inc.	1,288
28	Otter Tail Corp.	809
80	Piedmont Natural Gas Co., Inc.	2,579
55	SJW Corp.	1,458
83	South Jersey Industries, Inc.	4,577
121	York Water Co.	2,234
		25,125
	Total Common Stocks (Cost $7,154,377)	7,794,884

No. of Rights
	Rights — 0.0%‡
55	BlueLinx Holdings, Inc., expiring 03/27/13 at $1.75*^	23
	Total Rights (Cost $—)	23

Principal Amount
	U.S. Government & Agency Securities (a) — 14.2%
	Federal Farm Credit Bank
$15,733	0.01%, due 03/01/13	15,733
	Federal Home Loan Bank
818,124	0.00%, due 03/01/13	818,124
	Federal Home Loan Mortgage Corp.
913	0.04%, due 03/01/13	913
	Federal National Mortgage Association
409	0.01%, due 03/01/13	409
4,720	0.03%, due 03/01/13	4,720
	U.S. Treasury Bill
1,000,000	0.00%, due 05/16/13	999,776
	Total U.S. Government & Agency Securities (Cost $1,839,675)	1,839,675

	Repurchase Agreements (a)(b) — 18.1%
2,351,261	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,351,270	2,351,261
	Total Repurchase Agreements (Cost $2,351,261)	2,351,261

	Total Investment Securities (Cost $11,345,313) — 92.3%	11,985,843
	Other assets less liabilities — 7.7%	998,034
	Net Assets — 100.0%	$12,983,877

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $23 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,116,550.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739,438
Aggregate gross unrealized depreciation	(334,628)
Net unrealized appreciation	$404,810
Federal income tax cost of investments	$11,581,033

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$21,676	$(14)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	3,557,861	(17,428)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	5,794,726	234,203

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	683,912	89,164

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	7,381,478	285,357

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Growth Index Fund	729,679	430,788

		$1,022,070

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.6%
	Chemicals — 47.0%

6,223	A. Schulman, Inc.	$195,091
45,211	Air Products & Chemicals, Inc.	3,903,518
14,930	Airgas, Inc.	1,497,180
18,959	Albemarle Corp.	1,233,852
15,570	Ashland, Inc.	1,213,993
12,673	Cabot Corp.	466,113
33,886	Celanese Corp.	1,587,559
13,353	CF Industries Holdings, Inc.	2,681,683
20,760	Chemtura Corp.*	417,691
9,684	Cytec Industries, Inc.	701,025
254,724	Dow Chemical Co. (The)	8,079,845
198,062	E.I. du Pont de Nemours & Co.	9,487,170
32,577	Eastman Chemical Co.	2,271,594
29,185	FMC Corp.	1,758,688
10,597	H.B. Fuller Co.	433,099
40,702	Huntsman Corp.	701,295
17,325	International Flavors & Fragrances, Inc.	1,264,379
11,355	Intrepid Potash, Inc.	223,807
80,634	LyondellBasell Industries N.V., Class A	4,726,765
7,514	Minerals Technologies, Inc.	302,363
58,767	Mosaic Co. (The)	3,440,220
2,280	NewMarket Corp.	573,808
17,024	Olin Corp.	394,276
18,919	PolyOne Corp.	431,164
30,346	PPG Industries, Inc.	4,086,392
63,111	Praxair, Inc.	7,134,699
16,494	Rockwood Holdings, Inc.	1,032,524
28,099	RPM International, Inc.	854,491
10,571	Sensient Technologies Corp.	390,176
25,558	Sigma-Aldrich Corp.	1,969,500
15,037	WR Grace & Co.*	1,076,348
		64,530,308
	Commercial Services & Supplies — 0.6%

21,154	Avery Dennison Corp.	864,141

	Electrical Equipment — 0.3%

9,893	Polypore International, Inc.*	378,704

	Metals & Mining — 17.6%

226,681	Alcoa, Inc.	1,931,322
22,796	Allegheny Technologies, Inc.	694,594
17,375	Allied Nevada Gold Corp.*	317,963
9,392	Carpenter Technology Corp.	443,584
30,266	Cliffs Natural Resources, Inc.	770,572
19,007	Coeur d’Alene Mines Corp.*	361,323
24,715	Commercial Metals Co.	403,102
7,032	Compass Minerals International, Inc.	518,399
201,642	Freeport-McMoRan Copper & Gold, Inc.	6,436,413
60,640	Hecla Mining Co.	281,370
3,569	Kaiser Aluminum Corp.	218,566
26,203	Molycorp, Inc.*	160,886
105,445	Newmont Mining Corp.	4,248,379
67,468	Nucor Corp.	3,039,433
16,049	Reliance Steel & Aluminum Co.	1,068,703
13,813	Royal Gold, Inc.	905,304
46,569	Steel Dynamics, Inc.	711,109
24,812	Stillwater Mining Co.*	323,548
30,647	United States Steel Corp.	638,683
13,278	Walter Energy, Inc.	422,108
11,132	Worthington Industries, Inc.	315,481
		24,210,842
	Oil, Gas & Consumable Fuels — 2.5%

46,836	Alpha Natural Resources, Inc.*	373,751
45,090	Arch Coal, Inc.	235,821
48,383	CONSOL Energy, Inc.	1,555,513
57,007	Peabody Energy Corp.	1,229,071
		3,394,156
	Paper & Forest Products — 3.6%

7,490	Domtar Corp.	558,455
93,278	International Paper Co.	4,105,165
21,323	Resolute Forest Products*	294,257
		4,957,877
	Total Common Stocks (Cost $115,451,902)	98,336,028

Principal Amount
	U.S. Government & Agency Securities (a) — 6.6%
	Federal Farm Credit Bank
$170,750	0.01%, due 03/01/13	170,750
	Federal Home Loan Bank
8,878,988	0.00%, due 03/01/13	8,878,988
	Federal Home Loan Mortgage Corp.
9,903	0.04%, due 03/01/13	9,903
	Federal National Mortgage Association
4,439	0.01%, due 03/01/13	4,439
51,225	0.03%, due 03/01/13	51,225
	Total U.S. Government & Agency Securities (Cost $9,115,305)	9,115,305

	Repurchase Agreements (a)(b) — 22.2%
30,566,512	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $30,566,634	30,566,512
	Total Repurchase Agreements (Cost $30,566,512)	30,566,512

	Total Investment Securities (Cost $155,133,719) — 100.4%	138,017,845
	Liabilities in excess of other assets — (0.4%)	(613,855)
	Net Assets — 100.0%	$137,403,990

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $35,305,374.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,930,284
Aggregate gross unrealized depreciation	(24,630,240)
Net unrealized depreciation	$(17,699,956)
Federal income tax cost of investments	$155,717,801

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$21,167,422	$(769,476)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	8,371,280	(304,174)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	3,349,575	(86,159)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	7,270,155	2,600,192

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	73,187,882	(2,164,896)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	4,788,625	(693,311)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	36,550,017	56,084

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	22,213,276	210,878

		$(1,150,862)

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.3%
	Biotechnology — 56.6%

11,603	Achillion Pharmaceuticals, Inc.*	$93,984
5,703	Acorda Therapeutics, Inc.*	169,664
4,315	Aegerion Pharmaceuticals, Inc.*	129,968
6,341	Affymax, Inc.*	16,867
29,344	Alexion Pharmaceuticals, Inc.*	2,545,299
16,736	Alkermes plc*	363,339
9,083	Alnylam Pharmaceuticals, Inc.*	215,176
3,184	AMAG Pharmaceuticals, Inc.*	52,695
18,317	Amarin Corp. plc (ADR)*	148,185
34,887	Amgen, Inc.	3,189,021
6,702	Amicus Therapeutics, Inc.*	17,961
24,859	Arena Pharmaceuticals, Inc.*	208,567
26,127	Ariad Pharmaceuticals, Inc.*	549,451
6,290	Arqule, Inc.*	15,473
11,157	Array BioPharma, Inc.*	43,401
14,067	Astex Pharmaceuticals, Inc.*	45,858
7,303	AVEO Pharmaceuticals, Inc.*	48,711
7,169	BioCryst Pharmaceuticals, Inc.*	8,603
13,198	Biogen Idec, Inc.*	2,195,355
21,758	BioMarin Pharmaceutical, Inc.*	1,261,311
26,712	Celgene Corp.*	2,756,144
11,922	Celldex Therapeutics, Inc.*	113,497
10,949	Cubist Pharmaceuticals, Inc.*	464,566
11,234	Curis, Inc.*	30,220
9,349	Cytori Therapeutics, Inc.*	23,840
22,279	Dendreon Corp.*	128,995
16,276	Dyax Corp.*	52,246
8,317	Enzon Pharmaceuticals, Inc.	35,181
35,129	Exelixis, Inc.*	160,188
4,676	Genomic Health, Inc.*	133,967
23,789	Geron Corp.*	34,732
76,004	Gilead Sciences, Inc.*	3,246,131
12,422	Grifols S.A. (ADR)*	356,263
9,443	GTx, Inc.*	42,966
16,639	Halozyme Therapeutics, Inc.*	90,849
17,907	Idenix Pharmaceuticals, Inc.*	75,389
9,301	ImmunoGen, Inc.*	141,096
11,360	Immunomedics, Inc.*	26,128
21,763	Incyte Corp.*	483,139
6,084	Infinity Pharmaceuticals, Inc.*	251,208
17,625	InterMune, Inc.*	156,334
10,770	Ironwood Pharmaceuticals, Inc.*	160,796
14,216	Isis Pharmaceuticals, Inc.*	208,975
72,402	Lexicon Pharmaceuticals, Inc.*	142,632
3,210	Ligand Pharmaceuticals, Inc., Class B*	65,933
47,500	MannKind Corp.*	121,600
10,920	Medivation, Inc.*	536,609
14,490	Merrimack Pharmaceuticals, Inc.*	92,736
7,872	Momenta Pharmaceuticals, Inc.*	100,289
11,096	Myriad Genetics, Inc.*	282,060
5,265	Neurocrine Biosciences, Inc.*	55,704
21,829	Novavax, Inc.*	39,729
11,443	NPS Pharmaceuticals, Inc.*	91,315
8,076	Oncothyreon, Inc.*	16,717
13,352	Onyx Pharmaceuticals, Inc.*	1,005,539
11,340	Orexigen Therapeutics, Inc.*	67,586
5,014	Osiris Therapeutics, Inc.*	32,992
15,495	PDL BioPharma, Inc.	110,634
6,481	QLT, Inc.*	51,524
7,447	Raptor Pharmaceutical Corp.*	37,012
20,129	Regeneron Pharmaceuticals, Inc.*	3,361,543
13,552	Rigel Pharmaceuticals, Inc.*	91,069
7,551	Sangamo Biosciences, Inc.*	76,945
4,616	Sarepta Therapeutics, Inc.*	135,110
9,972	Savient Pharmaceuticals, Inc.*	9,374
16,299	Seattle Genetics, Inc.*	458,654
8,044	SIGA Technologies, Inc.*	34,428
8,006	Sinovac Biotech Ltd.*	26,420
8,979	Spectrum Pharmaceuticals, Inc.	102,361
3,434	Synageva BioPharma Corp.*	171,597
10,477	Synta Pharmaceuticals Corp.*	89,997
5,060	Targacept, Inc.*	21,910
15,069	Theravance, Inc.*	305,750
6,578	Trius Therapeutics, Inc.*	34,535
8,454	United Therapeutics Corp.*	505,634
4,086	Vanda Pharmaceuticals, Inc.*	15,363
29,997	Vertex Pharmaceuticals, Inc.*	1,404,460
12,735	Vical, Inc.*	40,752
11,858	XOMA Corp.*	32,135
		30,260,387
	Health Care Equipment & Supplies — 0.0%‡

8,093	Cerus Corp.*	26,626

	Life Sciences Tools & Services — 4.4%

9,179	Affymetrix, Inc.*	37,358
16,219	Illumina, Inc.*	813,058
10,793	Life Technologies Corp.*	627,397
6,108	Luminex Corp.*	103,103
8,102	Pacific Biosciences of California, Inc.*	18,635
20,539	QIAGEN N.V.*	440,562
17,279	Sequenom, Inc.*	71,017
3,510	Techne Corp.	238,645
		2,349,775
	Pharmaceuticals — 13.3%

14,898	Akorn, Inc.*	205,592
6,927	Auxilium Pharmaceuticals, Inc.*	118,105
19,162	AVANIR Pharmaceuticals, Inc., Class A*	52,312
12,230	Cadence Pharmaceuticals, Inc.*	59,927
7,135	Depomed, Inc.*	46,163
8,050	Endo Health Solutions, Inc.*	249,550
4,831	Endocyte, Inc.*	46,619
1,990	Hi-Tech Pharmacal Co., Inc.	73,650
11,264	Impax Laboratories, Inc.*	223,365
7,343	Jazz Pharmaceuticals plc*	427,216
5,626	Medicines Co. (The)*	178,963
41,311	Mylan, Inc.*	1,223,219
20,627	Nektar Therapeutics*	191,212
2,668	Obagi Medical Products, Inc.*	35,965
3,802	Omeros Corp.*	20,645
6,790	Optimer Pharmaceuticals, Inc.*	82,295
4,283	Pacira Pharmaceuticals, Inc.*	93,626
5,252	Pain Therapeutics, Inc.*	15,388
13,298	Perrigo Co.	1,504,935
9,507	Questcor Pharmaceuticals, Inc.	309,928
3,908	Sagent Pharmaceuticals, Inc.*	64,091
9,379	Salix Pharmaceuticals Ltd.*	458,164
9,996	Santarus, Inc.*	132,647
7,259	Sciclone Pharmaceuticals, Inc.*	34,553
5,074	Shire plc (ADR)	475,231
4,119	Supernus Pharmaceuticals, Inc.*	31,552
9,263	ViroPharma, Inc.*	231,019
12,003	Vivus, Inc.*	128,672
22,358	Warner Chilcott plc, Class A	302,057
6,354	XenoPort, Inc.*	48,545
14,588	Zogenix, Inc.*	27,280
		7,092,486
	Total Common Stocks (Cost $37,930,816)	39,729,274

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.4%
	Federal Farm Credit Bank
$33,824	0.01%, due 03/01/13	$33,824
	Federal Home Loan Bank
1,758,842	0.00%, due 03/01/13	1,758,842
	Federal Home Loan Mortgage Corp.
1,962	0.04%, due 03/01/13	1,962
	Federal National Mortgage Association
879	0.01%, due 03/01/13	879
10,147	0.03%, due 03/01/13	10,147
	Total U.S. Government & Agency Securities (Cost $1,805,654)	1,805,654

	Repurchase Agreements (a)(b) — 16.4%
8,795,175	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $8,795,212	8,795,175
	Total Repurchase Agreements (Cost $8,795,175)	8,795,175

	Total Investment Securities (Cost $48,531,645) — 94.1%	50,330,103
	Other assets less liabilities — 5.9%	3,172,023
	Net Assets — 100.0%	$53,502,126

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $15,154,043.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,231,160
Aggregate gross unrealized depreciation	(1,491,219)
Net unrealized appreciation	$1,739,941
Federal income tax cost of investments	$48,590,162

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$758,721	$5,041

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	14,391,028	98,886

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	755,158	5,041

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	12,206,910	59,969

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,099,173	486,782

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	4,514,053	1,079,195

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	11,292,121	42,890

Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	7,067,835	220,147

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Nasdaq Biotechnology Index Fund	15,313,949	1,117,631

		$3,115,582

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.8%
	Auto Components — 2.4%

846	BorgWarner, Inc.*	$62,951
455	Cooper Tire & Rubber Co.	11,502
1,071	Dana Holding Corp.	17,918
1,032	Gentex Corp.	19,350
1,771	Goodyear Tire & Rubber Co. (The)*	22,988
4,945	Johnson Controls, Inc.	155,619
701	Lear Corp.	37,447
435	Tenneco, Inc.*	15,412
733	TRW Automotive Holdings Corp.*	43,020
382	Visteon Corp.*	22,263
		408,470
	Automobiles — 3.6%

27,569	Ford Motor Co.	347,645
5,531	General Motors Co.*	150,167
1,636	Harley-Davidson, Inc.	86,103
518	Tesla Motors, Inc.*	18,042
318	Thor Industries, Inc.	11,953
		613,910
	Beverages — 13.7%

1,151	Beam, Inc.	70,246
1,096	Brown-Forman Corp., Class B	71,919
27,892	Coca-Cola Co. (The)	1,079,978
1,951	Coca-Cola Enterprises, Inc.	69,807
1,095	Constellation Brands, Inc., Class A*	48,443
1,505	Dr. Pepper Snapple Group, Inc.	65,648
1,127	Molson Coors Brewing Co., Class B	49,825
1,078	Monster Beverage Corp.*	54,364
11,185	PepsiCo, Inc.	847,487
		2,357,717
	Chemicals — 2.4%

3,866	Monsanto Co.	390,582
280	Scotts Miracle-Gro Co. (The), Class A	12,407
		402,989
	Commercial Services & Supplies — 0.1%

423	Herman Miller, Inc.	10,152
326	HNI Corp.	10,289
		20,441
	Distributors — 0.8%

1,122	Genuine Parts Co.	79,696
2,149	LKQ Corp.*	45,537
338	Pool Corp.	15,453
		140,686
	Food Products — 12.4%

4,762	Archer-Daniels-Midland Co.	151,717
380	B&G Foods, Inc.	11,172
1,057	Bunge Ltd.	78,334
1,296	Campbell Soup Co.	53,343
2,947	ConAgra Foods, Inc.	100,522
852	Darling International, Inc.*	14,220
1,339	Dean Foods Co.*	22,227
829	Flowers Foods, Inc.	23,361
277	Fresh Del Monte Produce, Inc.	7,227
4,666	General Mills, Inc.	215,803
891	Green Mountain Coffee Roasters, Inc.*	42,554
2,319	H. J. Heinz Co.	167,965
324	Hain Celestial Group, Inc. (The)*	17,739
1,081	Hershey Co. (The)	90,091
884	Hillshire Brands Co. (The)	28,642
969	Hormel Foods Corp.	36,250
554	Ingredion, Inc.	36,675
784	J.M. Smucker Co. (The)	74,715
1,788	Kellogg Co.	108,174
4,284	Kraft Foods Group, Inc.	207,645
140	Lancaster Colony Corp.	10,244
958	McCormick & Co., Inc. (Non-Voting)	64,445
1,468	Mead Johnson Nutrition Co.	109,968
12,850	Mondelez International, Inc., Class A	355,303
236	Post Holdings, Inc.*	9,124
903	Smithfield Foods, Inc.*	20,083
262	TreeHouse Foods, Inc.*	15,298
2,075	Tyson Foods, Inc., Class A	47,040
		2,119,881
	Household Durables — 3.0%

2,019	D.R. Horton, Inc.	45,024
490	Harman International Industries, Inc.	20,801
531	Jarden Corp.*	32,980
1,022	Leggett & Platt, Inc.	31,253
1,187	Lennar Corp., Class A	45,806
281	MDC Holdings, Inc.	10,799
419	Mohawk Industries, Inc.*	44,422
2,080	Newell Rubbermaid, Inc.	48,547
33	NVR, Inc.*	33,304
2,458	PulteGroup, Inc.*	47,144
327	Ryland Group, Inc. (The)	11,680
431	Tempur-Pedic International, Inc.*	17,701
1,082	Toll Brothers, Inc.*	36,918
400	Tupperware Brands Corp.	31,292
563	Whirlpool Corp.	63,591
		521,262
	Household Products — 13.5%

1,010	Church & Dwight Co., Inc.	62,580
943	Clorox Co. (The)	79,221
3,212	Colgate-Palmolive Co.	367,549
448	Energizer Holdings, Inc.	41,185
2,829	Kimberly-Clark Corp.	266,718
19,771	Procter & Gamble Co. (The)	1,506,155
		2,323,408
	Leisure Equipment & Products — 1.2%

647	Brunswick Corp.	23,576
836	Hasbro, Inc.	33,457
2,481	Mattel, Inc.	101,101
464	Polaris Industries, Inc.	40,540
		198,674
	Machinery — 1.1%

344	Briggs & Stratton Corp.	8,414
136	Middleby Corp.*	20,306
421	Snap-on, Inc.	33,794
1,220	Stanley Black & Decker, Inc.	96,014
457	WABCO Holdings, Inc.*	31,405
		189,933
	Personal Products — 1.3%

3,125	Avon Products, Inc.	61,094
1,736	Estee Lauder Cos., Inc. (The), Class A	111,278
781	Herbalife Ltd.	31,466
382	Nu Skin Enterprises, Inc., Class A	15,738
		219,576
	Software — 0.6%

3,057	Activision Blizzard, Inc.	43,715

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,206	Electronic Arts, Inc.*	$38,671
656	Take-Two Interactive Software, Inc.*	9,604
895	TiVo, Inc.*	11,089
		103,079
	Textiles, Apparel & Luxury Goods — 5.1%

367	Carter’s, Inc.*	20,702
2,051	Coach, Inc.	99,125
658	Crocs, Inc.*	9,975
255	Deckers Outdoor Corp.*	10,287
391	Fossil, Inc.*	40,183
708	Hanesbrands, Inc.*	28,065
493	Iconix Brand Group, Inc.*	11,645
550	Jones Group, Inc. (The)	6,347
852	Michael Kors Holdings Ltd.*	50,507
5,278	NIKE, Inc., Class B	287,440
563	PVH Corp.	68,601
443	Ralph Lauren Corp.	76,847
295	Steven Madden Ltd.*	13,006
560	Under Armour, Inc., Class A*	27,597
637	VF Corp.	102,723
354	Wolverine World Wide, Inc.	14,939
		867,989
	Tobacco — 10.6%

14,644	Altria Group, Inc.	491,306
2,808	Lorillard, Inc.	108,220
12,080	Philip Morris International, Inc.	1,108,340
2,344	Reynolds American, Inc.	102,386
169	Universal Corp.	9,429
		1,819,681
	Total Common Stocks (Cost $11,294,887)	12,307,696

Principal Amount
	U.S. Government & Agency Securities (a) — 3.9%
	Federal Farm Credit Bank
$12,576	0.01%, due 03/01/13	12,576
	Federal Home Loan Bank
653,937	0.00%, due 03/01/13	653,937
	Federal Home Loan Mortgage Corp.
729	0.04%, due 03/01/13	729
	Federal National Mortgage Association
327	0.01%, due 03/01/13	327
3,773	0.03%, due 03/01/13	3,773
	Total U.S. Government & Agency Securities (Cost $671,342)	671,342

	Repurchase Agreements (a)(b) — 14.8%
2,533,677	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,533,686	2,533,677
	Total Repurchase Agreements (Cost $2,533,677)	2,533,677

	Total Investment Securities (Cost $14,499,906) — 90.5%	15,512,715
	Other assets less liabilities — 9.5%	1,637,659
	Net Assets — 100.0%	$17,150,374

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $6,860,221.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$681,476
Aggregate gross unrealized depreciation	(68,752)
Net unrealized appreciation	$612,724
Federal income tax cost of investments	$14,899,991

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	$256,693	$4,228

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	232,178	6,197

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	109,229	1,812

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	1,528,254	16,591

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	12,255,189	978,184

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	377,106	172,917

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	528,455	12,336

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	5,530,087	340,401

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	1,199,870	100,585

		$1,633,251

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.2%
	Airlines — 1.3%

326	Alaska Air Group, Inc.*	$16,805
3,946	Delta Air Lines, Inc.*	56,310
1,055	JetBlue Airways Corp.*	6,393
3,424	Southwest Airlines Co.	40,061
1,542	United Continental Holdings, Inc.*	41,187
754	US Airways Group, Inc.*	10,126
		170,882
	Commercial Services & Supplies — 0.2%

492	Copart, Inc.*	16,797
305	Rollins, Inc.	7,475
		24,272
	Diversified Consumer Services — 0.7%

464	Apollo Group, Inc., Class A*	7,828
265	DeVry, Inc.	7,945
1,259	H&R Block, Inc.	31,299
291	Hillenbrand, Inc.	7,185
128	Matthews International Corp., Class A	4,224
267	Regis Corp.	4,811
987	Service Corp. International	15,338
314	Sotheby’s	12,004
124	Weight Watchers International, Inc.	5,312
		95,946
	Diversified Financial Services — 0.4%

1,288	McGraw-Hill Cos., Inc. (The)	59,956

	Electronic Equipment, Instruments & Components — 0.1%

223	Dolby Laboratories, Inc., Class A	7,109

	Food & Staples Retailing — 11.2%

178	Casey’s General Stores, Inc.	10,073
2,006	Costco Wholesale Corp.	203,188
5,784	CVS Caremark Corp.	295,678
190	Fresh Market, Inc. (The)*	8,858
229	Harris Teeter Supermarkets, Inc.	9,847
2,384	Kroger Co. (The)	69,637
3,313	Rite Aid Corp.*	5,433
1,112	Safeway, Inc.	26,532
2,727	Sysco Corp.	87,700
229	United Natural Foods, Inc.*	11,592
3,986	Walgreen Co.	163,187
7,760	Wal-Mart Stores, Inc.	549,253
800	Whole Foods Market, Inc.	68,496
		1,509,474
	Health Care Providers & Services — 2.0%

1,092	AmerisourceBergen Corp.	51,543
1,576	Cardinal Health, Inc.	72,827
89	Chemed Corp.	6,870
1,095	McKesson Corp.	116,212
485	Omnicare, Inc.	18,071
407	VCA Antech, Inc.*	8,938
		274,461
	Hotels, Restaurants & Leisure — 10.6%

190	Bally Technologies, Inc.*	9,073
130	Bob Evans Farms, Inc.	5,291
339	Brinker International, Inc.	11,316
2,069	Carnival Corp.	74,008
232	Cheesecake Factory, Inc. (The)	8,037
146	Chipotle Mexican Grill, Inc.*	46,251
127	Choice Hotels International, Inc.	4,830
110	Cracker Barrel Old Country Store, Inc.	8,281
597	Darden Restaurants, Inc.	27,623
263	Domino’s Pizza, Inc.	12,524
338	Dunkin’ Brands Group, Inc.	12,557
259	Hyatt Hotels Corp., Class A*	10,642
1,235	International Game Technology	19,686
199	Jack in the Box, Inc.*	6,300
1,643	Las Vegas Sands Corp.	84,598
186	Life Time Fitness, Inc.*	7,838
1,142	Marriott International, Inc., Class A	45,052
133	Marriott Vacations Worldwide Corp.*	5,488
4,658	McDonald’s Corp.	446,702
1,725	MGM Resorts International*	21,545
411	Orient-Express Hotels Ltd., Class A*	4,246
131	Panera Bread Co., Class A*	21,084
80	Papa John’s International, Inc.*	4,161
306	Penn National Gaming, Inc.*	15,254
668	Royal Caribbean Cruises Ltd.	23,293
247	Six Flags Entertainment Corp.	16,502
3,450	Starbucks Corp.	189,129
909	Starwood Hotels & Resorts Worldwide, Inc.	54,840
166	Vail Resorts, Inc.	9,170
1,306	Wendy’s Co. (The)	7,431
253	WMS Industries, Inc.*	6,335
651	Wyndham Worldwide Corp.	39,216
369	Wynn Resorts Ltd.	43,136
2,096	Yum! Brands, Inc.	137,246
		1,438,685
	Internet & Catalog Retail — 5.7%

1,681	Amazon.com, Inc.*	444,238
432	Expedia, Inc.	27,579
169	HSN, Inc.	9,041
2,397	Liberty Interactive Corp., Class A*	50,049
130	Liberty Ventures*	9,386
258	Netflix, Inc.*	48,525
231	priceline.com, Inc.*	158,831
143	Shutterfly, Inc.*	6,189
509	TripAdvisor, Inc.*	23,139
		776,977
	Internet Software & Services — 2.3%

5,403	eBay, Inc.*	295,436
105	OpenTable, Inc.*	5,838
328	ValueClick, Inc.*	8,748
232	WebMD Health Corp.*	5,127
		315,149
	IT Services — 0.1%

346	Acxiom Corp.*	6,301

	Media — 18.8%

266	AMC Networks, Inc., Class A*	15,268
121	Arbitron, Inc.	5,668
1,001	Cablevision Systems Corp., Class A	14,004
2,742	CBS Corp. (Non-Voting), Class B	118,975
211	Charter Communications, Inc., Class A*	18,228
474	Cinemark Holdings, Inc.	13,177
12,328	Comcast Corp., Class A	490,531
2,803	DIRECTV*	135,021
1,108	Discovery Communications, Inc., Class A*	81,250
1,058	DISH Network Corp., Class A	36,818
333	DreamWorks Animation SKG, Inc., Class A*	5,528

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,066	Gannett Co., Inc.	$21,395
2,001	Interpublic Group of Cos., Inc. (The)	25,573
218	John Wiley & Sons, Inc., Class A	7,974
256	Lamar Advertising Co., Class A*	11,837
1,146	Liberty Global, Inc., Class A*	78,948
519	Liberty Media Corp.*	56,052
655	Live Nation Entertainment, Inc.*	6,936
281	Madison Square Garden Co. (The), Class A*	15,714
167	Meredith Corp.	7,017
105	Morningstar, Inc.	7,201
565	New York Times Co. (The), Class A*	5,464
9,355	News Corp., Class A	269,424
1,226	Omnicom Group, Inc.	70,532
365	Regal Entertainment Group, Class A	5,720
122	Scholastic Corp.	3,672
403	Scripps Networks Interactive, Inc., Class A	25,409
14,912	Sirius XM Radio, Inc.	46,227
519	Starz - Liberty Capital*	9,633
1,400	Time Warner Cable, Inc.	120,946
4,393	Time Warner, Inc.	233,576
182	Valassis Communications, Inc.	5,003
2,143	Viacom, Inc., Class B	125,280
8,222	Walt Disney Co. (The)	448,839
21	Washington Post Co. (The), Class B	8,369
		2,551,209
	Multiline Retail — 3.9%

269	Big Lots, Inc.*	8,958
142	Dillard’s, Inc., Class A	11,315
1,218	Dollar General Corp.*	56,442
1,054	Dollar Tree, Inc.*	47,625
444	Family Dollar Stores, Inc.	25,552
661	J.C. Penney Co., Inc.	11,614
982	Kohl’s Corp.	45,270
1,834	Macy’s, Inc.	75,378
706	Nordstrom, Inc.	38,279
470	Saks, Inc.*	5,358
168	Sears Holdings Corp.*	7,560
3,019	Target Corp.	190,076
		523,427
	Professional Services — 0.5%

207	Dun & Bradstreet Corp. (The)	16,684
232	IHS, Inc., Class A*	24,650
756	Nielsen Holdings N.V.*	25,470
		66,804
	Road & Rail — 0.3%

494	Avis Budget Group, Inc.*	11,545
1,387	Hertz Global Holdings, Inc.*	27,670
		39,215
	Software — 0.1%

189	FactSet Research Systems, Inc.	18,388

	Specialty Retail — 13.0%

326	Aaron’s, Inc.	8,897
369	Abercrombie & Fitch Co., Class A	17,206
340	Advance Auto Parts, Inc.	25,956
363	Aeropostale, Inc.*	4,726
836	American Eagle Outfitters, Inc.	17,288
224	Ann, Inc.*	6,337
585	Ascena Retail Group, Inc.*	9,822
181	AutoNation, Inc.*	7,922
171	AutoZone, Inc.*	65,006
1,063	Bed Bath & Beyond, Inc.*	60,325
1,239	Best Buy Co., Inc.	20,332
127	Buckle, Inc. (The)	5,691
214	Cabela’s, Inc.*	10,826
1,062	CarMax, Inc.*	40,791
125	Cato Corp. (The), Class A	3,207
772	Chico’s FAS, Inc.	13,109
109	Children’s Place Retail Stores, Inc. (The)*	4,955
455	Dick’s Sporting Goods, Inc.	22,750
149	DSW, Inc., Class A	10,086
403	Express, Inc.*	7,455
699	Foot Locker, Inc.	23,899
562	GameStop Corp., Class A	14,084
1,379	Gap, Inc. (The)	45,397
112	Genesco, Inc.*	6,572
341	GNC Holdings, Inc., Class A	13,981
99	Group 1 Automotive, Inc.	5,716
285	Guess?, Inc.	7,892
6,937	Home Depot, Inc. (The)	475,184
1,110	Limited Brands, Inc.	50,527
5,218	Lowe’s Cos., Inc.	199,067
222	Men’s Wearhouse, Inc. (The)	6,243
532	O’Reilly Automotive, Inc.*	54,126
499	PetSmart, Inc.	32,490
501	Pier 1 Imports, Inc.	11,257
273	Rent-A-Center, Inc.	9,904
1,032	Ross Stores, Inc.	59,815
724	Sally Beauty Holdings, Inc.*	20,084
376	Signet Jewelers Ltd.	23,019
3,126	Staples, Inc.	41,201
553	Tiffany & Co.	37,139
3,383	TJX Cos., Inc.	152,134
327	Tractor Supply Co.	34,005
275	Ulta Salon Cosmetics & Fragrance, Inc.	24,354
508	Urban Outfitters, Inc.*	20,584
140	Vitamin Shoppe, Inc.*	7,357
400	Williams-Sonoma, Inc.	18,160
		1,756,878
	Total Common Stocks (Cost $8,894,321)	9,635,133

Principal Amount
	U.S. Government & Agency Securities (a) — 4.0%
	Federal Farm Credit Bank
$10,240	0.01%, due 03/01/13	10,240
	Federal Home Loan Bank
532,493	0.00%, due 03/01/13	532,493
	Federal Home Loan Mortgage Corp.
594	0.04%, due 03/01/13	594
	Federal National Mortgage Association
266	0.01%, due 03/01/13	266
3,072	0.03%, due 03/01/13	3,072
	Total U.S. Government & Agency Securities (Cost $546,665)	546,665

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.2%
$2,327,913	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,327,922	$2,327,913
	Total Repurchase Agreements (Cost $2,327,913)	2,327,913

	Total Investment Securities (Cost $11,768,899) — 92.4%	12,509,711
	Other assets less liabilities — 7.6%	1,027,848
	Net Assets — 100.0%	$13,537,559

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $3,565,439.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,652
Aggregate gross unrealized depreciation	(141,398)
Net unrealized appreciation	$728,254
Federal income tax cost of investments	$11,781,457

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	$279,586	$964

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,124,627	3,862

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	41,371	145

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	2,635,339	4,224

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	4,806,619	349,954

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	1,065,739	254,400

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,291,428	(1,506)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	5,650,162	400,566

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	536,237	36,557

		$1,049,166

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.0%
	Capital Markets — 8.1%

9,588	Affiliated Managers Group, Inc.*	$1,402,053
38,095	Ameriprise Financial, Inc.	2,614,460
216,307	Bank of New York Mellon Corp. (The)	5,870,572
23,222	BlackRock, Inc.	5,567,474
202,974	Charles Schwab Corp. (The)	3,296,298
47,654	E*TRADE Financial Corp.*	510,374
21,321	Eaton Vance Corp.	814,249
17,320	Federated Investors, Inc., Class B	402,170
25,543	Franklin Resources, Inc.	3,607,949
81,767	Goldman Sachs Group, Inc. (The)	12,245,426
4,879	Greenhill & Co., Inc.	296,546
82,190	Invesco Ltd.	2,201,870
34,652	Janus Capital Group, Inc.	320,878
21,699	Legg Mason, Inc.	618,422
255,808	Morgan Stanley	5,768,470
40,390	Northern Trust Corp.	2,147,536
20,652	Raymond James Financial, Inc.	906,210
24,962	SEI Investments Co.	705,676
86,035	State Street Corp.	4,868,721
10,511	Stifel Financial Corp.*	363,050
47,175	T. Rowe Price Group, Inc.	3,358,388
42,397	TD Ameritrade Holding Corp.	805,967
15,822	Waddell & Reed Financial, Inc., Class A	649,018
		59,341,777
	Commercial Banks — 11.6%

31,774	Associated Banc-Corp	457,228
15,384	BancorpSouth, Inc.	235,375
8,319	Bank of Hawaii Corp.	402,556
129,503	BB&T Corp.	3,931,711
4,925	BOK Financial Corp.	292,693
39,153	CapitalSource, Inc.	352,377
13,556	Cathay General Bancorp	264,206
37,177	CIT Group, Inc.*	1,556,229
8,762	City National Corp./CA	497,769
35,233	Comerica, Inc.	1,211,311
14,423	Commerce Bancshares, Inc./MO	549,372
11,377	Cullen/Frost Bankers, Inc.	688,991
25,973	East West Bancorp, Inc.	638,936
166,120	Fifth Third Bancorp	2,631,341
5,538	First Financial Bankshares, Inc.	246,995
45,743	First Horizon National Corp.	486,248
13,853	First Midwest Bancorp, Inc./IL	173,163
65,271	First Niagara Financial Group, Inc.	533,917
12,564	First Republic Bank/CA	457,958
20,297	FirstMerit Corp.	306,891
25,876	FNB Corp./PA	293,951
36,854	Fulton Financial Corp.	418,293
13,315	Glacier Bancorp, Inc.	232,214
15,692	Hancock Holding Co.	473,898
158,348	Huntington Bancshares, Inc./OH	1,113,186
5,453	Iberiabank Corp.	273,741
10,079	International Bancshares Corp.	204,100
172,815	KeyCorp	1,622,733
22,509	M&T Bank Corp.	2,297,944
10,141	MB Financial, Inc.	240,443
22,423	National Penn Bancshares, Inc.	219,745
18,770	Old National Bancorp/IN	253,395
5,956	PacWest Bancorp	162,777
2,367	Park National Corp.	156,175
97,891	PNC Financial Services Group, Inc.	6,107,420
19,084	Popular, Inc.*	532,825
11,574	PrivateBancorp, Inc.	207,290
8,146	Prosperity Bancshares, Inc.	375,856
261,543	Regions Financial Corp.	2,000,804
8,547	Signature Bank/NY*	634,786
99,737	SunTrust Banks, Inc.	2,751,744
34,514	Susquehanna Bancshares, Inc.	401,398
8,239	SVB Financial Group*	552,507
145,594	Synovus Financial Corp.	369,809
30,233	TCF Financial Corp.	415,401
7,512	Texas Capital Bancshares, Inc.*	317,457
12,406	Trustmark Corp.	284,097
348,051	U.S. Bancorp	11,826,773
6,012	UMB Financial Corp.	274,087
20,718	Umpqua Holdings Corp.	260,011
8,469	United Bankshares, Inc./WV	220,194
36,579	Valley National Bancorp	366,887
14,864	Webster Financial Corp.	327,305
906,195	Wells Fargo & Co.	31,789,321
5,069	Westamerica Bancorp.	224,303
6,745	Wintrust Financial Corp.	246,193
34,091	Zions Bancorp.	822,957
		85,187,287
	Consumer Finance — 3.1%

180,207	American Express Co.	11,199,865
107,667	Capital One Financial Corp.	5,494,247
5,376	Cash America International, Inc.	272,241
93,434	Discover Financial Services	3,600,012
8,813	EZCORP, Inc., Class A*	182,253
3,125	Portfolio Recovery Associates, Inc.*	365,390
85,544	SLM Corp.	1,622,770
		22,736,778
	Diversified Financial Services — 12.3%

1,994,994	Bank of America Corp.	22,403,782
16,153	CBOE Holdings, Inc.	580,216
542,802	Citigroup, Inc.	22,781,400
56,772	CME Group, Inc.	3,396,101
13,461	IntercontinentalExchange, Inc.*	2,084,032
703,628	JPMorgan Chase & Co.	34,421,482
35,895	Moody’s Corp.	1,725,114
22,600	MSCI, Inc.*	748,738
21,675	NASDAQ OMX Group, Inc. (The)	686,230
44,979	NYSE Euronext	1,676,817
		90,503,912
	Insurance — 17.3%

62,897	ACE Ltd.	5,370,775
86,793	Aflac, Inc.	4,335,310
3,137	Alleghany Corp.*	1,185,378
6,524	Allied World Assurance Co. Holdings AG	572,872
89,177	Allstate Corp. (The)	4,103,926
14,029	American Financial Group, Inc./OH	616,715
273,260	American International Group, Inc.*	10,386,613
58,983	Aon plc	3,603,271
25,276	Arch Capital Group Ltd.*	1,241,557
4,650	Argo Group International Holdings Ltd.	176,607
23,024	Arthur J. Gallagher & Co.	885,964
13,140	Aspen Insurance Holdings Ltd.	471,200
14,568	Assurant, Inc.	611,710
35,922	Assured Guaranty Ltd.	670,664
21,041	Axis Capital Holdings Ltd.	857,000
337,629	Berkshire Hathaway, Inc., Class B*	34,492,179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21,828	Brown & Brown, Inc.	$654,840
48,485	Chubb Corp. (The)	4,074,195
27,101	Cincinnati Financial Corp.	1,219,816
42,019	CNO Financial Group, Inc.	459,688
8,012	Endurance Specialty Holdings Ltd.	352,848
4,725	Erie Indemnity Co., Class A	345,870
9,570	Everest Re Group Ltd.	1,192,518
39,207	Fidelity National Financial, Inc., Class A	977,823
19,744	First American Financial Corp.	479,582
91,037	Genworth Financial, Inc., Class A*	777,456
8,250	Hanover Insurance Group, Inc. (The)	352,110
80,759	Hartford Financial Services Group, Inc.	1,906,720
18,750	HCC Insurance Holdings, Inc.	750,000
7,289	Horace Mann Educators Corp.	149,133
10,045	Kemper Corp.	317,824
50,904	Lincoln National Corp.	1,503,704
57,554	Loews Corp.	2,481,153
1,674	Markel Corp.*	809,295
100,764	Marsh & McLennan Cos., Inc.	3,742,375
26,177	MBIA, Inc.*	253,132
6,710	Mercury General Corp.	260,818
201,951	MetLife, Inc.	7,157,143
10,276	Montpelier Re Holdings Ltd.	254,023
44,663	Old Republic International Corp.	536,403
11,336	PartnerRe Ltd.	1,011,625
6,068	Platinum Underwriters Holdings Ltd.	320,876
51,081	Principal Financial Group, Inc.	1,614,670
11,378	ProAssurance Corp.	533,514
102,982	Progressive Corp. (The)	2,508,642
14,648	Protective Life Corp.	467,564
85,886	Prudential Financial, Inc.	4,772,685
13,670	Reinsurance Group of America, Inc.	786,025
8,914	RenaissanceRe Holdings Ltd.	779,440
3,144	RLI Corp.	216,747
10,179	Selective Insurance Group, Inc.	226,381
8,189	StanCorp Financial Group, Inc.	326,004
17,571	Torchmark Corp.	987,314
70,604	Travelers Cos., Inc. (The)	5,677,974
50,924	Unum Group	1,246,110
18,745	Validus Holdings Ltd.	667,884
20,363	W. R. Berkley Corp.	845,064
1,023	White Mountains Insurance Group Ltd.	577,995
32,010	Willis Group Holdings plc	1,218,941
55,641	XL Group plc	1,593,558
		126,969,223
	IT Services — 3.7%

19,780	Mastercard, Inc., Class A	10,242,479
96,495	Visa, Inc., Class A	15,307,967
110,425	Western Union Co. (The)	1,549,263
		27,099,709
	Professional Services — 0.1%

22,138	Equifax, Inc.	1,220,247

	Real Estate Investment Trusts — 13.7%

11,788	Alexandria Real Estate Equities, Inc.	838,598
19,367	American Campus Communities, Inc.	875,388
63,228	American Capital Agency Corp.	2,005,592
73,179	American Tower Corp.	5,678,690
180,462	Annaly Capital Management, Inc.	2,795,356
26,941	Apartment Investment & Management Co., Class A	797,992
69,216	ARMOUR Residential REIT, Inc.	463,055
21,172	AvalonBay Communities, Inc.	2,642,901
30,884	BioMed Realty Trust, Inc.	652,270
27,925	Boston Properties, Inc.	2,900,849
26,551	Brandywine Realty Trust	365,076
14,224	BRE Properties, Inc.	691,429
15,570	Camden Property Trust	1,076,510
29,806	CBL & Associates Properties, Inc.	677,788
190,145	Chimera Investment Corp.	566,632
15,330	Colonial Properties Trust	330,515
15,511	CommonWealth REIT	391,653
14,956	Corporate Office Properties Trust	386,912
32,382	CYS Investments, Inc.	384,051
49,834	DCT Industrial Trust, Inc.	361,795
44,724	DDR Corp.	772,383
36,122	DiamondRock Hospitality Co.	322,931
22,833	Digital Realty Trust, Inc.	1,529,354
24,229	Douglas Emmett, Inc.	593,853
57,569	Duke Realty Corp.	930,315
11,716	DuPont Fabros Technology, Inc.	271,343
5,485	EastGroup Properties, Inc.	311,603
8,669	EPR Properties	422,961
7,209	Equity Lifestyle Properties, Inc.	531,231
59,553	Equity Residential	3,277,797
6,761	Essex Property Trust, Inc.	1,007,321
18,958	Extra Space Storage, Inc.	709,788
11,962	Federal Realty Investment Trust	1,270,484
13,356	Franklin Street Properties Corp.	183,645
83,416	General Growth Properties, Inc.	1,596,582
18,289	Hatteras Financial Corp.	488,133
83,675	HCP, Inc.	4,090,034
48,066	Health Care REIT, Inc.	3,082,953
16,145	Healthcare Realty Trust, Inc.	429,457
14,535	Highwoods Properties, Inc.	530,527
9,486	Home Properties, Inc.	592,116
22,884	Hospitality Properties Trust	611,003
134,149	Host Hotels & Resorts, Inc.	2,236,264
24,284	Invesco Mortgage Capital, Inc.	510,450
13,806	Kilroy Realty Corp.	728,405
75,450	Kimco Realty Corp.	1,642,546
17,448	LaSalle Hotel Properties	443,005
28,111	Lexington Realty Trust	322,152
21,887	Liberty Property Trust	848,997
25,287	Macerich Co. (The)	1,520,002
15,376	Mack-Cali Realty Corp.	436,371
66,181	MFA Financial, Inc.	587,687
7,823	Mid-America Apartment Communities, Inc.	543,229
20,368	National Retail Properties, Inc.	701,678
20,741	Omega Healthcare Investors, Inc.	580,541
31,068	Piedmont Office Realty Trust, Inc., Class A	610,797
29,906	Plum Creek Timber Co., Inc.	1,450,441
10,072	Post Properties, Inc.	480,837
7,473	Potlatch Corp.	328,887
85,313	Prologis, Inc.	3,322,088
26,689	Public Storage	4,035,644
22,804	Rayonier, Inc.	1,274,059
33,131	Realty Income Corp.	1,512,430
15,089	Redwood Trust, Inc.	305,703
16,731	Regency Centers Corp.	868,004
19,731	RLJ Lodging Trust	422,046
8,386	Ryman Hospitality Properties, Inc.	375,273
34,530	Senior Housing Properties Trust	866,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
57,261	Simon Property Group, Inc.	$9,096,482
16,727	SL Green Realty Corp.	1,365,258
5,634	Sovran Self Storage, Inc.	342,773
25,041	Starwood Property Trust, Inc.	699,896
29,389	Sunstone Hotel Investors, Inc.*	332,977
17,381	Tanger Factory Outlet Centers	613,375
11,419	Taubman Centers, Inc.	876,066
54,671	Two Harbors Investment Corp.	703,069
46,300	UDR, Inc.	1,104,718
54,706	Ventas, Inc.	3,872,091
31,353	Vornado Realty Trust	2,514,824
12,277	Washington Real Estate Investment Trust	339,950
20,664	Weingarten Realty Investors	633,352
100,236	Weyerhaeuser Co.	2,947,941
		100,835,532
	Real Estate Management & Development — 0.5%

7,935	Alexander & Baldwin, Inc.*	279,550
55,845	CBRE Group, Inc., Class A*	1,349,774
25,400	Forest City Enterprises, Inc., Class A*	407,416
5,200	Howard Hughes Corp. (The)*	399,308
8,152	Jones Lang LaSalle, Inc.	787,809
17,082	St. Joe Co. (The)*	380,929
		3,604,786
	Thrifts & Mortgage Finance — 0.6%

15,121	Astoria Financial Corp.	147,883
26,038	Capitol Federal Financial, Inc.	308,029
87,991	Hudson City Bancorp, Inc.	749,683
81,278	New York Community Bancorp, Inc.	1,097,253
21,490	Ocwen Financial Corp.*	847,136
64,346	People’s United Financial, Inc.	842,933
10,021	Provident Financial Services, Inc.	150,215
14,872	TFS Financial Corp.*	156,305
19,663	Washington Federal, Inc.	345,086
		4,644,523
	Total Common Stocks (Cost $488,911,393)	522,143,774

Principal Amount
	U.S. Government & Agency Securities (a) — 5.3%
	Federal Farm Credit Bank
$162,097	0.01%, due 03/01/13	162,097
	Federal Home Loan Bank
8,429,069	0.00%, due 03/01/13	8,429,069
	Federal Home Loan Mortgage Corp.
9,402	0.04%, due 03/01/13	9,402
	Federal National Mortgage Association
4,215	0.01%, due 03/01/13	4,215
48,629	0.03%, due 03/01/13	48,629
	U.S. Treasury Bills
1,950,000	0.00%, due 04/04/13	1,949,823
22,000,000	0.00%, due 04/18/13	21,998,372
6,000,000	0.00%, due 05/16/13	5,998,664
	Total U.S. Government & Agency Securities (Cost $38,600,271)	38,600,271

	Repurchase Agreements (a)(b) — 7.4%
54,409,684	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $54,409,895	54,409,684
	Total Repurchase Agreements (Cost $54,409,684)	54,409,684

	Total Investment Securities (Cost $581,921,348) — 83.7%	615,153,729
	Other assets less liabilities — 16.3%	120,031,268
	Net Assets — 100.0%	$735,184,997

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $246,250,554.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,588,702
Aggregate gross unrealized depreciation	(43,658,869)
Net unrealized appreciation	$29,929,833
Federal income tax cost of investments	$585,223,896

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$27,425,475	$(22,517)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	100,800,010	(46,436)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	83,149,804	(66,034)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	63,808,835	(241,758)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	46,793,381	(68,441)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	171,327,726	61,192,750

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	111,197,665	42,330,753

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	39,865,008	(257,954)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	152,781,267	7,639,888

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	153,226,881	9,266,509

		$119,726,760

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.0%
	Biotechnology — 12.2%

830	Acorda Therapeutics, Inc.*	$24,692
4,018	Alexion Pharmaceuticals, Inc.*	348,521
2,537	Alkermes plc*	55,078
15,869	Amgen, Inc.	1,450,585
4,494	Arena Pharmaceuticals, Inc.*	37,705
3,761	Ariad Pharmaceuticals, Inc.*	79,094
4,893	Biogen Idec, Inc.*	813,902
2,561	BioMarin Pharmaceutical, Inc.*	148,461
8,747	Celgene Corp.*	902,515
1,371	Cepheid, Inc.*	49,946
1,332	Cubist Pharmaceuticals, Inc.*	56,517
31,336	Gilead Sciences, Inc.*	1,338,361
2,713	Incyte Corp.*	60,229
2,093	Isis Pharmaceuticals, Inc.*	30,767
1,536	Medivation, Inc.*	75,479
1,683	Myriad Genetics, Inc.*	42,782
1,486	Onyx Pharmaceuticals, Inc.*	111,911
2,894	PDL BioPharma, Inc.	20,663
1,039	Pharmacyclics, Inc.*	91,203
1,558	Regeneron Pharmaceuticals, Inc.*	260,186
2,143	Seattle Genetics, Inc.*	60,304
1,417	Theravance, Inc.*	28,751
977	United Therapeutics Corp.*	58,434
4,484	Vertex Pharmaceuticals, Inc.*	209,941
		6,356,027
	Commercial Services & Supplies — 0.1%

1,401	Healthcare Services Group, Inc.	33,764

	Health Care Equipment & Supplies — 13.6%

32,688	Abbott Laboratories	1,104,527
1,572	Alere, Inc.*	35,779
1,481	Align Technology, Inc.*	46,563
11,361	Baxter International, Inc.	768,004
4,073	Becton, Dickinson and Co.	358,668
28,393	Boston Scientific Corp.*	209,824
1,583	C.R. Bard, Inc.	156,480
4,589	CareFusion Corp.*	150,244
990	Cooper Cos., Inc. (The)	104,999
9,790	Covidien plc	622,350
2,935	DENTSPLY International, Inc.	121,568
2,387	Edwards Lifesciences Corp.*	205,115
1,067	Haemonetics Corp.*	44,014
1,258	Hill-Rom Holdings, Inc.	41,237
5,517	Hologic, Inc.*	120,436
1,131	IDEXX Laboratories, Inc.*	104,188
822	Intuitive Surgical, Inc.*	419,130
1,077	Masimo Corp.	21,378
20,915	Medtronic, Inc.	940,338
2,959	ResMed, Inc.	131,646
1,137	Sirona Dental Systems, Inc.*	80,750
6,373	St. Jude Medical, Inc.	261,293
1,209	STERIS Corp.	47,151
5,975	Stryker Corp.	381,683
846	Teleflex, Inc.	67,646
1,215	Thoratec Corp.*	42,780
2,262	Varian Medical Systems, Inc.*	159,765
1,115	Volcano Corp.*	24,129
706	West Pharmaceutical Services, Inc.	42,657
3,588	Zimmer Holdings, Inc.	268,956
		7,083,298
	Health Care Providers & Services — 10.1%

6,919	Aetna, Inc.	326,508
2,028	Brookdale Senior Living, Inc.*	56,135
1,068	Centene Corp.*	48,081
5,912	Cigna Corp.	345,615
1,886	Community Health Systems, Inc.	79,702
2,781	Coventry Health Care, Inc.	126,146
1,733	DaVita HealthCare Partners, Inc.*	207,301
16,883	Express Scripts Holding Co.*	960,812
5,013	HCA Holdings, Inc.	185,932
5,302	Health Management Associates, Inc., Class A*	58,269
1,681	Health Net, Inc.*	43,269
1,978	HealthSouth Corp.*	47,709
1,820	Henry Schein, Inc.*	162,380
3,272	Humana, Inc.	223,347
1,956	Laboratory Corp. of America Holdings*	173,302
1,021	LifePoint Hospitals, Inc.*	45,016
572	Magellan Health Services, Inc.*	29,492
1,030	MEDNAX, Inc.*	88,189
1,311	Owens & Minor, Inc.	39,920
1,730	Patterson Cos., Inc.	62,868
3,287	Quest Diagnostics, Inc.	184,631
2,202	Tenet Healthcare Corp.*	86,561
21,124	UnitedHealth Group, Inc.	1,129,078
1,829	Universal Health Services, Inc., Class B	105,881
893	WellCare Health Plans, Inc.*	51,071
6,280	WellPoint, Inc.	390,490
		5,257,705
	Health Care Technology — 0.1%

1,797	HMS Holdings Corp.*	52,095

	Life Sciences Tools & Services — 2.5%

416	Bio-Rad Laboratories, Inc., Class A*	51,251
1,004	Charles River Laboratories International, Inc.*	40,903
1,132	Covance, Inc.*	75,380
2,552	Illumina, Inc.*	127,932
3,558	Life Technologies Corp.*	206,826
1,216	PAREXEL International Corp.*	42,183
716	Techne Corp.	48,681
7,449	Thermo Fisher Scientific, Inc.	549,736
1,798	Waters Corp.*	166,711
		1,309,603
	Pharmaceuticals — 32.4%

32,688	AbbVie, Inc.	1,206,841
2,642	Actavis, Inc.*	224,993
6,360	Allergan, Inc.	689,551
1,018	Auxilium Pharmaceuticals, Inc.*	17,357
34,136	Bristol-Myers Squibb Co.	1,262,008
21,118	Eli Lilly & Co.	1,154,310
2,359	Endo Health Solutions, Inc.*	73,129
4,841	Forest Laboratories, Inc.*	178,149
3,417	Hospira, Inc.*	100,562
1,342	Impax Laboratories, Inc.*	26,612
970	Jazz Pharmaceuticals plc*	56,434
57,309	Johnson & Johnson	4,361,788
62,868	Merck & Co., Inc.	2,686,350
8,428	Mylan, Inc.*	249,553
2,382	Nektar Therapeutics*	22,081
1,825	Perrigo Co.	206,535
152,256	Pfizer, Inc.	4,167,247
1,209	Questcor Pharmaceuticals, Inc.	39,413
1,034	Salix Pharmaceuticals Ltd.*	50,511
1,363	ViroPharma, Inc.*	33,993
2,080	Vivus, Inc.*	22,298

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,626	Warner Chilcott plc, Class A	$48,987
		16,878,702
	Total Common Stocks (Cost $29,830,081)	36,971,194

Principal Amount
	U.S. Government & Agency Securities (a) — 3.9%
	Federal Farm Credit Bank
$37,549	0.01%, due 03/01/13	37,549
	Federal Home Loan Bank
1,952,567	0.00%, due 03/01/13	1,952,567
	Federal Home Loan Mortgage Corp.
2,178	0.04%, due 03/01/13	2,178
	Federal National Mortgage Association
976	0.01%, due 03/01/13	976
11,265	0.03%, due 03/01/13	11,265
	Total U.S. Government & Agency Securities (Cost $2,004,535)	2,004,535

	Repurchase Agreements (a)(b) — 15.8%
8,204,077	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $8,204,111	8,204,077
	Total Repurchase Agreements (Cost $8,204,077)	8,204,077

	Total Investment Securities (Cost $40,038,693) — 90.7%	47,179,806
	Other assets less liabilities — 9.3%	4,840,390
	Net Assets — 100.0%	$52,020,196

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $11,261,986.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,722,109
Aggregate gross unrealized depreciation	(616,157)
Net unrealized appreciation	$7,105,952
Federal income tax cost of investments	$40,073,854

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$25,758,702	$110,451

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	2,046,760	8,435

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	5,809,803	15,456

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	892,656	344,313

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	5,546,370	2,990,055

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	4,688,612	9,945

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	18,893,027	1,144,174

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	3,457,447	257,109

		$4,879,938

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.5%
	Aerospace & Defense — 12.3%

275	Alliant Techsystems, Inc.	$18,095
876	B/E Aerospace, Inc.*	46,086
5,721	Boeing Co. (The)	439,945
394	Curtiss-Wright Corp.	13,676
260	Esterline Technologies Corp.*	17,922
1,581	Exelis, Inc.	16,316
2,798	General Dynamics Corp.	190,180
841	Hexcel Corp.*	22,917
6,604	Honeywell International, Inc.	462,940
418	Huntington Ingalls Industries, Inc.	20,081
793	L-3 Communications Holdings, Inc.	60,482
2,264	Lockheed Martin Corp.	199,232
382	Moog, Inc., Class A*	17,175
2,069	Northrop Grumman Corp.	135,892
502	Orbital Sciences Corp.*	7,420
1,227	Precision Castparts Corp.	228,946
2,781	Raytheon Co.	151,759
1,182	Rockwell Collins, Inc.	71,050
933	Spirit Aerosystems Holdings, Inc., Class A*	16,243
311	Teledyne Technologies, Inc.*	22,883
2,376	Textron, Inc.	68,548
379	TransDigm Group, Inc.	53,947
422	Triumph Group, Inc.	30,979
7,108	United Technologies Corp.	643,629
		2,956,343
	Air Freight & Logistics — 3.9%

1,359	C.H. Robinson Worldwide, Inc.	77,490
1,762	Expeditors International of Washington, Inc.	68,454
2,462	FedEx Corp.	259,569
248	Forward Air Corp.	9,354
299	Hub Group, Inc., Class A*	11,281
6,032	United Parcel Service, Inc., Class B	498,545
875	UTi Worldwide, Inc.	13,326
		938,019
	Building Products — 0.9%

327	A. O. Smith Corp.	23,390
1,372	Fortune Brands Home & Security, Inc.*	47,403
386	Lennox International, Inc.	22,801
3,010	Masco Corp.	57,973
996	Owens Corning*	38,655
338	Simpson Manufacturing Co., Inc.	9,836
752	USG Corp.*	21,221
		221,279
	Chemicals — 1.4%

2,222	Ecolab, Inc.	170,094
721	Sherwin-Williams Co. (The)	116,507
712	Valspar Corp.	43,866
		330,467
	Commercial Services & Supplies — 3.2%

425	ABM Industries, Inc.	9,648
1,960	ADT Corp. (The)	93,864
403	Brink’s Co. (The)	10,659
895	Cintas Corp.	39,291
446	Clean Harbors, Inc.*	22,969
1,113	Covanta Holding Corp.	21,770
429	Deluxe Corp.	17,023
1,406	Iron Mountain, Inc.	48,507
262	Mine Safety Appliances Co.	12,275
1,520	R.R. Donnelley & Sons Co.	15,869
2,521	Republic Services, Inc.	79,260
724	Stericycle, Inc.*	69,446
538	Tetra Tech, Inc.*	15,527
3,926	Tyco International Ltd.	125,671
339	United Stationers, Inc.	12,272
1,035	Waste Connections, Inc.	35,407
3,676	Waste Management, Inc.	137,188
		766,646
	Construction & Engineering — 1.4%

912	AECOM Technology Corp.*	27,643
331	Aegion Corp.*	7,954
561	EMCOR Group, Inc.	21,638
1,404	Fluor Corp.	86,908
894	Foster Wheeler AG*	21,510
300	Granite Construction, Inc.	9,327
1,097	Jacobs Engineering Group, Inc.*	53,577
1,244	KBR, Inc.	37,805
1,797	Quanta Services, Inc.*	51,035
648	URS Corp.	27,384
		344,781
	Construction Materials — 0.5%

392	Eagle Materials, Inc.	25,209
387	Martin Marietta Materials, Inc.	37,589
175	Texas Industries, Inc.*	10,159
1,092	Vulcan Materials Co.	55,616
		128,573
	Containers & Packaging — 1.6%

560	Aptargroup, Inc.	30,206
1,297	Ball Corp.	57,600
871	Bemis Co., Inc.	32,523
1,215	Crown Holdings, Inc.*	47,227
256	Greif, Inc., Class A	13,023
1,387	Owens-Illinois, Inc.*	35,368
828	Packaging Corp. of America	34,594
599	Rock-Tenn Co., Class A	52,982
1,640	Sealed Air Corp.	36,424
381	Silgan Holdings, Inc.	16,356
849	Sonoco Products Co.	26,973
		383,276
	Diversified Consumer Services — 0.0%‡

235	Coinstar, Inc.*	12,030

	Diversified Financial Services — 0.0%‡

478	PHH Corp.*	10,043

	Electrical Equipment — 4.5%

359	Acuity Brands, Inc.	24,459
2,048	AMETEK, Inc.	85,668
1,003	Babcock & Wilcox Co. (The)	27,101
372	Belden, Inc.	18,734
388	Brady Corp., Class A	13,211
3,893	Eaton Corp. plc	241,249
6,105	Emerson Electric Co.	346,153
409	EnerSys*	16,720
420	General Cable Corp.*	13,835
1,063	GrafTech International Ltd.*	7,856
450	Hubbell, Inc., Class B	41,809
375	Regal-Beloit Corp.	28,980
1,174	Rockwell Automation, Inc.	106,059
829	Roper Industries, Inc.	103,302
		1,075,136

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 2.6%

1,352	Amphenol Corp., Class A	$95,803
226	Anixter International, Inc.	15,576
893	Arrow Electronics, Inc.*	35,854
1,157	Avnet, Inc.*	40,854
467	Benchmark Electronics, Inc.*	8,135
337	Cognex Corp.	13,881
321	FEI Co.	20,332
1,265	FLIR Systems, Inc.	33,320
242	IPG Photonics Corp.	14,348
331	Itron, Inc.*	13,925
1,577	Jabil Circuit, Inc.	29,537
184	Littelfuse, Inc.	12,175
1,165	Molex, Inc.	32,282
797	National Instruments Corp.	23,974
296	Plexus Corp.*	7,211
3,562	TE Connectivity Ltd.	142,943
1,064	Trimble Navigation Ltd.*	63,233
341	Universal Display Corp.*	10,701
1,111	Vishay Intertechnology, Inc.*	14,654
		628,738
	Industrial Conglomerates — 12.2%

5,366	3M Co.	558,064
530	Carlisle Cos., Inc.	35,971
4,905	Danaher Corp.	302,148
88,400	General Electric Co.	2,052,648
		2,948,831
	Internet Software & Services — 0.5%

226	CoStar Group, Inc.*	22,767
571	LinkedIn Corp., Class A*	96,031
987	Monster Worldwide, Inc.*	5,053
		123,851
	IT Services — 5.3%

5,383	Accenture plc, Class A	400,280
420	Alliance Data Systems Corp.*	66,650
4,093	Automatic Data Processing, Inc.	251,146
1,030	Broadridge Financial Solutions, Inc.	23,638
920	Convergys Corp.	15,263
822	CoreLogic, Inc.*	21,298
403	Euronet Worldwide, Inc.*	9,728
2,101	Fidelity National Information Services, Inc.	79,102
1,125	Fiserv, Inc.*	92,374
349	FleetCor Technologies, Inc.*	24,364
1,134	Genpact Ltd.	19,970
665	Global Payments, Inc.	32,060
726	Jack Henry & Associates, Inc.	31,741
715	Lender Processing Services, Inc.	17,560
287	MAXIMUS, Inc.	20,888
559	NeuStar, Inc., Class A*	24,512
2,727	Paychex, Inc.	90,264
1,355	Total System Services, Inc.	32,195
326	WEX, Inc.*	24,453
		1,277,486
	Life Sciences Tools & Services — 0.9%

2,937	Agilent Technologies, Inc.	121,827
258	Mettler-Toledo International, Inc.*	54,902
968	PerkinElmer, Inc.	33,077
		209,806
	Machinery — 11.4%

614	Actuant Corp., Class A	18,672
818	AGCO Corp.	42,111
5,513	Caterpillar, Inc.	509,236
422	CLARCOR, Inc.	21,518
562	Colfax Corp.*	24,391
403	Crane Co.	21,673
1,490	Cummins, Inc.	172,646
3,302	Deere & Co.	290,015
1,137	Donaldson Co., Inc.	40,966
1,509	Dover Corp.	110,685
225	ESCO Technologies, Inc.	9,126
421	Flowserve Corp.	67,570
414	Gardner Denver, Inc.	29,390
511	Graco, Inc.	29,689
679	Harsco Corp.	16,282
697	IDEX Corp.	35,498
3,594	Illinois Tool Works, Inc.	221,031
2,360	Ingersoll-Rand plc	124,254
781	ITT Corp.	20,564
893	Joy Global, Inc.	56,563
671	Kennametal, Inc.	27,162
700	Lincoln Electric Holdings, Inc.	39,235
1,117	Manitowoc Co., Inc. (The)	20,687
237	Mueller Industries, Inc.	12,604
668	Navistar International Corp.*	16,586
476	Nordson Corp.	30,178
770	Oshkosh Corp.*	29,691
2,976	PACCAR, Inc.	141,152
937	Pall Corp.	63,885
1,258	Parker Hannifin Corp.	118,856
1,773	Pentair Ltd.	94,448
428	SPX Corp.	34,458
932	Terex Corp.*	30,579
671	Timken Co.	36,449
495	Toro Co. (The)	22,324
665	Trinity Industries, Inc.	28,755
198	Valmont Industries, Inc.	31,195
404	Westinghouse Air Brake Technologies Corp.	39,507
508	Woodward, Inc.	19,014
1,566	Xylem, Inc.	43,065
		2,741,710
	Marine — 0.2%

471	Kirby Corp.*	35,786
359	Matson, Inc.	9,230
		45,016
	Multi-Utilities — 0.2%

1,592	MDU Resources Group, Inc.	38,463

	Office Electronics — 0.1%

429	Zebra Technologies Corp., Class A*	19,185

	Oil, Gas & Consumable Fuels — 0.1%

315	Teekay Corp.	10,931
608	World Fuel Services Corp.	23,122
		34,053
	Paper & Forest Products — 0.3%

1,166	Louisiana-Pacific Corp.*	24,451
1,474	MeadWestvaco Corp.	52,637
		77,088
	Professional Services — 1.0%

420	Acacia Research Corp.*	11,743
294	Advisory Board Co. (The)*	14,938

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
283	Corporate Executive Board Co. (The)	$15,322
350	FTI Consulting, Inc.*	12,159
661	Manpower, Inc.	36,091
1,186	Robert Half International, Inc.	42,162
482	Towers Watson & Co., Class A	32,087
1,223	Verisk Analytics, Inc., Class A*	71,570
		236,072
	Real Estate Investment Trusts — 0.2%

843	Corrections Corp. of America	32,329
601	Geo Group, Inc. (The)	20,759
		53,088
	Road & Rail — 5.1%

472	Con-way, Inc.	16,591
8,695	CSX Corp.	199,463
367	Genesee & Wyoming, Inc., Class A*	32,854
768	J.B. Hunt Transport Services, Inc.	53,391
928	Kansas City Southern	95,556
497	Knight Transportation, Inc.	7,783
392	Landstar System, Inc.	22,066
2,664	Norfolk Southern Corp.	194,605
596	Old Dominion Freight Line, Inc.*	21,426
431	Ryder System, Inc.	24,222
3,965	Union Pacific Corp.	543,641
375	Werner Enterprises, Inc.	8,633
		1,220,231
	Semiconductors & Semiconductor Equipment — 0.0%‡

330	Veeco Instruments, Inc.*	10,530

	Trading Companies & Distributors — 1.7%

563	Air Lease Corp.*	15,297
354	Applied Industrial Technologies, Inc.	15,367
2,273	Fastenal Co.	117,355
395	GATX Corp.	19,691
224	Kaman Corp.	7,818
391	MSC Industrial Direct Co., Inc., Class A	33,360
781	United Rentals, Inc.*	41,713
504	W.W. Grainger, Inc.	114,136
250	Watsco, Inc.	19,467
369	WESCO International, Inc.*	27,269
		411,473
	Total Common Stocks (Cost $15,976,564)	17,242,214

Principal Amount
	U.S. Government & Agency Securities (a) — 2.0%
	Federal Farm Credit Bank
$9,041	0.01%, due 03/01/13	9,041
	Federal Home Loan Bank
470,112	0.00%, due 03/01/13	470,112
	Federal Home Loan Mortgage Corp.
524	0.04%, due 03/01/13	524
	Federal National Mortgage Association
235	0.01%, due 03/01/13	235
2,712	0.03%, due 03/01/13	2,712
	Total U.S. Government & Agency Securities (Cost $482,624)	482,624

	Repurchase Agreements (a)(b) — 10.8%
2,607,048	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,607,059	2,607,048
	Total Repurchase Agreements (Cost $2,607,048)	2,607,048

	Total Investment Securities (Cost $19,066,236) — 84.3%	20,331,886
	Other assets less liabilities — 15.7%	3,800,659
	Net Assets — 100.0%	$24,132,545

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $8,743,812.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,312,594
Aggregate gross unrealized depreciation	(47,797)
Net unrealized appreciation	$1,264,797
Federal income tax cost of investments	$19,067,089

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	$135,879	$1,830

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	4,195,943	56,437

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	645,685	8,656

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	2,753,266	20,332

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	10,107,106	2,259,595

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	682,358	590,172

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	1,425,882	11,489

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	6,039,086	489,505

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	5,053,902	353,377

		$3,791,393

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.0%
	Electric Utilities — 0.2%

7,083	OGE Energy Corp.	$410,177

	Energy Equipment & Services — 14.1%

4,085	Atwood Oceanics, Inc.*	208,948
31,535	Baker Hughes, Inc.	1,413,399
2,581	Bristow Group, Inc.	150,369
17,696	Cameron International Corp.*	1,127,589
1,408	CARBO Ceramics, Inc.	127,846
3,347	Core Laboratories N.V.	459,041
4,986	Diamond Offshore Drilling, Inc.	347,425
5,428	Dresser-Rand Group, Inc.*	334,690
2,610	Dril-Quip, Inc.*	214,620
16,662	Ensco plc, Class A	1,002,053
1,421	Era Group, Inc.*	28,690
4,655	Exterran Holdings, Inc.*	117,446
17,052	FMC Technologies, Inc.*	885,169
66,563	Halliburton Co.	2,763,030
7,027	Helix Energy Solutions Group, Inc.*	164,502
7,584	Helmerich & Payne, Inc.	502,516
10,839	Key Energy Services, Inc.*	92,999
2,412	Lufkin Industries, Inc.	156,249
16,917	McDermott International, Inc.*	215,184
20,829	Nabors Industries Ltd.*	349,094
30,621	National Oilwell Varco, Inc.	2,086,209
18,127	Noble Corp.	649,309
7,740	Oceaneering International, Inc.	492,187
3,938	Oil States International, Inc.*	299,879
10,713	Patterson-UTI Energy, Inc.	250,041
8,908	Rowan Cos. plc, Class A*	308,128
95,225	Schlumberger Ltd.	7,413,266
1,421	SEACOR Holdings, Inc.	98,731
11,311	Superior Energy Services, Inc.*	299,176
3,574	Tidewater, Inc.	169,157
25,781	Transocean Ltd.	1,348,346
3,100	Unit Corp.*	140,988
54,487	Weatherford International Ltd.*	647,306
		24,863,582
	Machinery — 0.1%

2,153	Chart Industries, Inc.*	156,222

	Oil, Gas & Consumable Fuels — 52.5%

35,847	Anadarko Petroleum Corp.	2,852,704
28,066	Apache Corp.	2,084,462
3,232	Berry Petroleum Co., Class A	147,929
3,454	Bill Barrett Corp.*	62,345
15,051	Cabot Oil & Gas Corp.	932,710
2,616	Carrizo Oil & Gas, Inc.*	61,450
16,020	Cheniere Energy, Inc.*	341,226
37,186	Chesapeake Energy Corp.	749,670
140,386	Chevron Corp.	16,446,220
6,207	Cimarex Energy Co.	417,793
12,663	Cobalt International Energy, Inc.*	312,396
3,213	Comstock Resources, Inc.*	45,368
7,502	Concho Resources, Inc.*	674,880
87,071	ConocoPhillips	5,045,764
4,114	Continental Resources, Inc.*	362,032
27,759	Denbury Resources, Inc.*	502,993
27,017	Devon Energy Corp.	1,465,942
5,175	Energen Corp.	239,292
19,430	EOG Resources, Inc.	2,442,545
10,732	EQT Corp.	677,082
10,412	EXCO Resources, Inc.	69,136
327,036	Exxon Mobil Corp.	29,286,074
8,490	Forest Oil Corp.*	49,242
4,754	Gulfport Energy Corp.*	194,676
21,314	Hess Corp.	1,417,381
14,531	HollyFrontier Corp.	816,642
45,361	Kinder Morgan, Inc.	1,681,532
18,940	Kodiak Oil & Gas Corp.*	168,566
50,670	Marathon Oil Corp.	1,697,445
24,329	Marathon Petroleum Corp.	2,016,387
7,199	McMoRan Exploration Co.*	115,832
13,243	Murphy Oil Corp.	806,234
9,699	Newfield Exploration Co.*	224,241
12,760	Noble Energy, Inc.	1,414,191
5,090	Oasis Petroleum, Inc.*	186,803
58,113	Occidental Petroleum Corp.	4,784,443
44,888	Phillips 66	2,826,148
8,839	Pioneer Natural Resources Co.	1,112,035
9,253	Plains Exploration & Production Co.*	419,809
12,776	QEP Resources, Inc.	389,157
11,665	Range Resources Corp.	895,872
3,768	Rosetta Resources, Inc.*	183,426
24,979	SandRidge Energy, Inc.*	142,380
3,006	SemGroup Corp., Class A*	138,547
4,740	SM Energy Co.	274,351
25,064	Southwestern Energy Co.*	858,943
10,073	Tesoro Corp.	566,506
10,969	Ultra Petroleum Corp.*	187,131
39,705	Valero Energy Corp.	1,810,151
8,438	Whiting Petroleum Corp.*	410,931
48,333	Williams Cos., Inc. (The)	1,677,638
14,288	WPX Energy, Inc.*	202,747
		92,889,400
	Semiconductors & Semiconductor Equipment — 0.1%

4,307	First Solar, Inc.*	111,336

	Total Common Stocks (Cost $116,841,939)	118,430,717

Principal Amount
	U.S. Government & Agency Securities (a) — 10.1%
	Federal Farm Credit Bank
$128,633	0.01%, due 03/01/13	128,633
	Federal Home Loan Bank
6,688,909	0.00%, due 03/01/13	6,688,909
	Federal Home Loan Mortgage Corp.
7,461	0.04%, due 03/01/13	7,461
	Federal National Mortgage Association
3,344	0.01%, due 03/01/13	3,344
38,590	0.03%, due 03/01/13	38,590
	U.S. Treasury Bills
2,961,000	0.00%, due 04/04/13	2,960,720
5,000,000	0.00%, due 04/18/13	4,999,597
3,000,000	0.00%, due 05/16/13	2,999,360
	Total U.S. Government & Agency Securities (Cost $17,826,614)	17,826,614

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.0%
$30,075,942	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $30,076,059	$30,075,942
	Total Repurchase Agreements (Cost $30,075,942)	30,075,942

	Total Investment Securities (Cost $164,744,495) — 94.1%	166,333,273
	Other assets less liabilities — 5.9%	10,451,700
	Net Assets — 100.0%	$176,784,973

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $54,939,101.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,672,877
Aggregate gross unrealized depreciation	(7,295,486)
Net unrealized appreciation	$1,377,391
Federal income tax cost of investments	$164,955,882

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$53,924,399	$(342,940)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	3,146,821	(14,337)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	10,833,451	(210,701)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	5,416,904	(75,870)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	41,751,528	3,138,198

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	27,045,951	1,362,543

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	3,044,724	(40,298)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	84,867,829	5,380,457

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	5,421,999	422,409

		$9,619,461

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.3%
	Real Estate Investment Trusts — 65.9%

28,406	Alexandria Real Estate Equities, Inc.	$2,020,803
46,667	American Campus Communities, Inc.	2,109,348
152,358	American Capital Agency Corp.	4,832,796
176,333	American Tower Corp.	13,683,441
434,847	Annaly Capital Management, Inc.	6,735,780
64,915	Apartment Investment & Management Co., Class A	1,922,782
166,811	ARMOUR Residential REIT, Inc.	1,115,966
51,015	AvalonBay Communities, Inc.	6,368,202
74,492	BioMed Realty Trust, Inc.	1,573,271
67,287	Boston Properties, Inc.	6,989,774
63,978	Brandywine Realty Trust	879,697
34,275	BRE Properties, Inc.	1,666,108
37,517	Camden Property Trust	2,593,925
71,821	CBL & Associates Properties, Inc.	1,633,210
458,179	Chimera Investment Corp.	1,365,373
36,942	Colonial Properties Trust	796,470
37,378	CommonWealth REIT	943,794
36,035	Corporate Office Properties Trust	932,225
78,026	CYS Investments, Inc.	925,388
120,081	DCT Industrial Trust, Inc.	871,788
107,764	DDR Corp.	1,861,084
87,038	DiamondRock Hospitality Co.	778,120
55,018	Digital Realty Trust, Inc.	3,685,106
58,382	Douglas Emmett, Inc.	1,430,943
138,722	Duke Realty Corp.	2,241,748
28,232	DuPont Fabros Technology, Inc.	653,853
13,218	EastGroup Properties, Inc.	750,915
20,892	EPR Properties	1,019,321
17,371	Equity Lifestyle Properties, Inc.	1,280,069
143,499	Equity Residential	7,898,185
16,292	Essex Property Trust, Inc.	2,427,345
45,682	Extra Space Storage, Inc.	1,710,334
28,824	Federal Realty Investment Trust	3,061,397
32,182	Franklin Street Properties Corp.	442,502
201,002	General Growth Properties, Inc.	3,847,178
44,070	Hatteras Financial Corp.	1,176,228
201,627	HCP, Inc.	9,855,528
115,822	Health Care REIT, Inc.	7,428,823
38,906	Healthcare Realty Trust, Inc.	1,034,900
35,025	Highwoods Properties, Inc.	1,278,412
22,859	Home Properties, Inc.	1,426,859
55,144	Hospitality Properties Trust	1,472,345
323,248	Host Hotels & Resorts, Inc.	5,388,544
58,515	Invesco Mortgage Capital, Inc.	1,229,985
33,265	Kilroy Realty Corp.	1,755,061
181,805	Kimco Realty Corp.	3,957,895
42,042	LaSalle Hotel Properties	1,067,446
67,735	Lexington Realty Trust	776,243
52,737	Liberty Property Trust	2,045,668
60,933	Macerich Co. (The)	3,662,683
37,048	Mack-Cali Realty Corp.	1,051,422
159,472	MFA Financial, Inc.	1,416,111
18,852	Mid-America Apartment Communities, Inc.	1,309,083
49,078	National Retail Properties, Inc.	1,690,737
49,975	Omega Healthcare Investors, Inc.	1,398,800
74,862	Piedmont Office Realty Trust, Inc., Class A	1,471,787
72,066	Plum Creek Timber Co., Inc.	3,495,201
24,269	Post Properties, Inc.	1,158,602
18,007	Potlatch Corp.	792,488
205,572	Prologis, Inc.	8,004,974
64,309	Public Storage	9,724,164
54,951	Rayonier, Inc.	3,070,112
79,836	Realty Income Corp.	3,644,513
36,360	Redwood Trust, Inc.	736,654
40,314	Regency Centers Corp.	2,091,490
47,545	RLJ Lodging Trust	1,016,988
20,204	Ryman Hospitality Properties, Inc.	904,129
83,206	Senior Housing Properties Trust	2,087,639
137,974	Simon Property Group, Inc.	21,918,550
40,305	SL Green Realty Corp.	3,289,694
13,574	Sovran Self Storage, Inc.	825,842
60,341	Starwood Property Trust, Inc.	1,686,531
70,817	Sunstone Hotel Investors, Inc.*	802,357
41,884	Tanger Factory Outlet Centers	1,478,086
27,519	Taubman Centers, Inc.	2,111,258
131,737	Two Harbors Investment Corp.	1,694,138
111,564	UDR, Inc.	2,661,917
131,821	Ventas, Inc.	9,330,290
75,550	Vornado Realty Trust	6,059,866
29,582	Washington Real Estate Investment Trust	819,126
49,795	Weingarten Realty Investors	1,526,217
241,531	Weyerhaeuser Co.	7,103,427
		242,977,054

	Real Estate Management & Development — 2.4%

19,119	Alexander & Baldwin, Inc.*	673,562
134,563	CBRE Group, Inc., Class A*	3,252,388
61,206	Forest City Enterprises, Inc., Class A*	981,744
12,533	Howard Hughes Corp. (The)*	962,409
19,644	Jones Lang LaSalle, Inc.	1,898,396
41,161	St. Joe Co. (The)*	917,890
		8,686,389
	Total Common Stocks (Cost $239,173,070)	251,663,443

Principal Amount
	U.S. Government & Agency Securities (a) — 3.3%
	Federal Farm Credit Bank
$65,963	0.01%, due 03/01/13	65,963
	Federal Home Loan Bank
3,430,092	0.00%, due 03/01/13	3,430,092
	Federal Home Loan Mortgage Corp.
3,826	0.04%, due 03/01/13	3,826
	Federal National Mortgage Association
1,715	0.01%, due 03/01/13	1,715
19,789	0.03%, due 03/01/13	19,789
	U.S. Treasury Bills
704,000	0.00%, due 04/04/13	703,934
2,000,000	0.00%, due 04/18/13	1,999,853
6,000,000	0.00%, due 05/16/13	5,998,664
	Total U.S. Government & Agency Securities (Cost $12,223,836)	12,223,836

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 12.3%
$45,213,355	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $45,213,527	$45,213,355
	Total Repurchase Agreements (Cost $45,213,355)	45,213,355

	Total Investment Securities (Cost $296,610,261) — 83.9%	309,100,634
	Other assets less liabilities — 16.1%	59,490,098
	Net Assets — 100.0%	$368,590,732

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $115,545,512.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,618,711
Aggregate gross unrealized depreciation	(986,062)
Net unrealized appreciation	$12,632,649
Federal income tax cost of investments	$296,467,985

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Real EstateSM Index	$68,678,955	$10,113,510

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	88,374,955	650,239

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	3,182,471	4,091,876

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	407,492	10,371,158

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	39,116,061	4,965,935

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	20,078,396	8,421,791

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	84,017,488	17,408,336

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	27,304,609	6,431,067

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	113,280,130	5,772,857

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Real Estate Index Fund	42,071,314	2,093,604

		$70,320,373

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 72.2%
	Commercial Banks — 67.8%

2,966	Associated Banc-Corp	$42,681
2,997	BancorpSouth, Inc.	45,854
714	Bank of Hawaii Corp.	34,550
497	BOK Financial Corp.	29,537
3,696	Boston Private Financial Holdings, Inc.	33,745
2,127	Cathay General Bancorp	41,455
870	City Holding Co.	32,990
637	City National Corp./CA	36,188
1,755	Columbia Banking System, Inc.	35,100
1,196	Community Bank System, Inc.	34,529
3,121	CVB Financial Corp.	33,083
1,382	East West Bancorp, Inc.	33,997
4,255	First Commonwealth Financial Corp.	30,934
2,283	First Financial Bancorp	34,998
932	First Financial Bankshares, Inc.	41,567
2,251	First Horizon National Corp.	23,928
3,354	First Midwest Bancorp, Inc./IL	41,925
1,429	First Republic Bank/CA	52,087
2,127	FirstMerit Corp.	32,160
3,789	FNB Corp./PA	43,043
3,028	Fulton Financial Corp.	34,368
1,925	Glacier Bancorp, Inc.	33,572
1,009	Hancock Holding Co.	30,472
435	Iberiabank Corp.	21,837
1,910	MB Financial, Inc.	45,286
4,099	National Penn Bancshares, Inc.	40,170
3,680	Old National Bancorp/IN	49,680
1,755	PacWest Bancorp	47,964
435	Park National Corp.	28,701
2,376	Pinnacle Financial Partners, Inc.*	51,583
1,677	PrivateBancorp, Inc.	30,035
776	Prosperity Bancshares, Inc.	35,805
1,273	S&T Bancorp, Inc.	22,990
637	Signature Bank/NY*	47,310
6,087	Susquehanna Bancshares, Inc.	70,792
776	SVB Financial Group*	52,039
14,627	Synovus Financial Corp.	37,153
2,034	TCF Financial Corp.	27,947
1,366	Texas Capital Bancshares, Inc.*	57,727
1,242	Trustmark Corp.	28,442
559	UMB Financial Corp.	25,485
3,043	Umpqua Holdings Corp.	38,190
1,351	United Bankshares, Inc./WV	35,126
3,214	Valley National Bancorp	32,236
2,065	Webster Financial Corp.	45,471
419	Westamerica Bancorp.	18,541
1,242	Wintrust Financial Corp.	45,333
		1,768,606

	Thrifts & Mortgage Finance — 4.4%

3,975	Brookline Bancorp, Inc.	36,172
2,624	Provident Financial Services, Inc.	39,334
2,205	Washington Federal, Inc.	38,698
		114,204
	Total Common Stocks (Cost $1,720,035)	1,882,810

Principal Amount
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Farm Credit Bank
$387	0.01%, due 03/01/13	387
	Federal Home Loan Bank
20,146	0.00%, due 03/01/13	20,146
	Federal Home Loan Mortgage Corp.
22	0.04%, due 03/01/13	22
	Federal National Mortgage Association
10	0.01%, due 03/01/13	10
116	0.03%, due 03/01/13	116
	U.S. Treasury Bill
30,000	0.00%, due 05/16/13	29,993
	Total U.S. Government & Agency Securities (Cost $50,674)	50,674

	Repurchase Agreements (a)(b) — 11.5%
299,632	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $299,632	299,632
	Total Repurchase Agreements (Cost $299,632)	299,632

	Total Investment Securities (Cost $2,070,341) — 85.6%	2,233,116
	Other assets less liabilities — 14.4%	375,224
	Net Assets — 100.0%	$2,608,340

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $940,132.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,421
Aggregate gross unrealized depreciation	(5,612)
Net unrealized appreciation	$91,809
Federal income tax cost of investments	$2,141,307

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$16,574	$31

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	327,718	(333)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	789,149	101,507

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	874,422	189,128

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	29,857	(1,061)

Swap Agreement with Merrill Lynch International, based on the PowerShares KBW Regional Banking Portfolio	1,292,630	92,712

		$381,984

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.3%
	Communications Equipment — 0.4%

3,536	InterDigital, Inc.	$156,998

	Computers & Peripherals — 2.7%

20,881	SanDisk Corp.*	1,052,194

	Semiconductors & Semiconductor Equipment — 71.2%

52,262	Advanced Micro Devices, Inc.*	130,132
27,685	Altera Corp.	980,603
26,026	Analog Devices, Inc.	1,176,896
103,432	Applied Materials, Inc.	1,417,018
37,968	Atmel Corp.*	258,182
44,811	Broadcom Corp., Class A	1,528,503
4,345	Cavium, Inc.*	160,417
5,656	Cirrus Logic, Inc.*	135,970
10,043	Cree, Inc.*	454,245
2,688	Cymer, Inc.*	265,790
11,359	Cypress Semiconductor Corp.*	119,610
10,964	Fairchild Semiconductor International, Inc.*	156,347
2,340	Hittite Microwave Corp.*	151,679
12,451	Integrated Device Technology, Inc.*	84,667
429,733	Intel Corp.	8,959,933
5,971	International Rectifier Corp.*	125,510
10,950	Intersil Corp., Class A	92,966
14,379	KLA-Tencor Corp.	787,394
14,038	Lam Research Corp.*	593,807
19,984	Linear Technology Corp.	764,188
47,793	LSI Corp.*	332,639
39,735	Marvell Technology Group Ltd.	401,324
25,181	Maxim Integrated Products, Inc.	785,144
16,805	Microchip Technology, Inc.	612,878
87,878	Micron Technology, Inc.*	737,296
7,800	Microsemi Corp.*	160,914
53,963	NVIDIA Corp.	683,172
4,624	OmniVision Technologies, Inc.*	71,256
38,715	ON Semiconductor Corp.*	309,720
17,348	PMC-Sierra, Inc.*	112,589
24,138	RF Micro Devices, Inc.*	111,276
5,717	Semtech Corp.*	174,769
3,313	Silicon Laboratories, Inc.*	137,556
16,781	Skyworks Solutions, Inc.*	357,435
16,223	Teradyne, Inc.*	271,898
4,512	Tessera Technologies, Inc.	80,494
96,793	Texas Instruments, Inc.	3,326,775
14,363	TriQuint Semiconductor, Inc.*	67,506
22,534	Xilinx, Inc.	839,842
		27,918,340
	Total Common Stocks (Cost $28,732,444)	29,127,532

Principal Amount
	U.S. Government & Agency Securities (a) — 5.7%
	Federal Farm Credit Bank
$42,201	0.01%, due 03/01/13	42,201
	Federal Home Loan Bank
2,194,472	0.00%, due 03/01/13	2,194,472
	Federal Home Loan Mortgage Corp.
2,448	0.04%, due 03/01/13	2,448
	Federal National Mortgage Association
1,097	0.01%, due 03/01/13	1,097
12,660	0.03%, due 03/01/13	12,660
	Total U.S. Government & Agency Securities (Cost $2,252,878)	2,252,878

	Repurchase Agreements (a)(b) — 16.5%
6,484,509	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,484,536	6,484,509
	Total Repurchase Agreements (Cost $6,484,509)	6,484,509

	Total Investment Securities (Cost $37,469,831) — 96.5%	37,864,919
	Other assets less liabilities — 3.5%	1,387,122
	Net Assets — 100.0%	$39,252,041

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,298,246.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,465,451
Aggregate gross unrealized depreciation	(1,299,602)
Net unrealized appreciation	$165,849
Federal income tax cost of investments	$37,699,070

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$287,780	$1,358

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	4,726,407	22,381

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	22,823,171	49,014

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	12,954,502	416,016

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	8,808,128	797,436

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	35,626	29

		$1,286,234

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.3%
	Commercial Services & Supplies — 0.1%

4,467	Pitney Bowes, Inc.	$58,518

	Communications Equipment — 9.2%

1,276	Acme Packet, Inc.*	37,234
1,395	ADTRAN, Inc.	31,164
2,523	Arris Group, Inc.*	43,774
2,399	Aruba Networks, Inc.*	59,783
10,167	Brocade Communications Systems, Inc.*	57,037
2,230	Ciena Corp.*	33,985
118,140	Cisco Systems, Inc.	2,463,219
1,759	F5 Networks, Inc.*	166,102
2,066	Finisar Corp.*	30,267
2,527	Harris Corp.	121,473
911	InterDigital, Inc.	40,448
5,206	JDS Uniphase Corp.*	73,717
11,472	Juniper Networks, Inc.*	237,241
6,242	Motorola Solutions, Inc.	388,315
950	Plantronics, Inc.	38,342
3,904	Polycom, Inc.*	35,566
37,917	QUALCOMM, Inc.	2,488,493
3,575	Riverbed Technology, Inc.*	54,626
7,687	Tellabs, Inc.	15,605
891	ViaSat, Inc.*	41,841
		6,458,232
	Computers & Peripherals — 18.4%

1,638	3D Systems Corp.*	60,540
20,932	Apple, Inc.	9,239,385
32,472	Dell, Inc.	452,984
1,407	Diebold, Inc.	39,734
1,036	Electronics for Imaging, Inc.*	23,890
46,877	EMC Corp.*	1,078,640
1,534	Fusion-io, Inc.*	25,894
43,750	Hewlett-Packard Co.	881,125
1,437	Lexmark International, Inc., Class A	31,643
3,558	NCR Corp.*	98,130
7,972	NetApp, Inc.*	269,693
2,063	QLogic Corp.*	23,477
5,380	SanDisk Corp.*	271,098
7,476	Seagate Technology plc	240,428
733	Synaptics, Inc.*	25,479
4,878	Western Digital Corp.	230,046
		12,992,186
	Electronic Equipment, Instruments & Components — 0.7%

32,884	Corning, Inc.	414,667
3,341	Ingram Micro, Inc., Class A*	63,011
840	Tech Data Corp.*	44,571
		522,249
	Health Care Technology — 0.6%

3,815	Allscripts Healthcare Solutions, Inc.*	48,527
807	athenahealth, Inc.*	75,688
3,245	Cerner Corp.*	283,808
		408,023
	Household Durables — 0.1%

2,430	Garmin Ltd.	83,446

	Internet Software & Services — 9.1%

3,949	Akamai Technologies, Inc.*	145,955
1,705	AOL, Inc.*	62,914
1,082	Equinix, Inc.*	228,897
12,184	Facebook, Inc., Class A*	332,014
5,923	Google, Inc., Class A*	4,745,508
1,811	IAC/InterActiveCorp	73,798
959	j2 Global, Inc.	34,217
2,438	Rackspace Hosting, Inc.*	136,187
3,455	VeriSign, Inc.*	158,239
23,159	Yahoo!, Inc.*	493,518
		6,411,247
	IT Services — 8.6%

3,672	Amdocs Ltd.	133,918
508	CACI International, Inc., Class A*	25,781
6,680	Cognizant Technology Solutions Corp., Class A*	512,824
3,457	Computer Sciences Corp.	166,040
682	DST Systems, Inc.	46,321
2,084	Gartner, Inc.*	103,700
23,634	International Business Machines Corp.	4,746,416
6,314	SAIC, Inc.	74,631
3,763	Teradata Corp.*	218,480
978	Unisys Corp.*	22,474
2,399	VeriFone Systems, Inc.*	45,509
		6,096,094

	Office Electronics — 0.3%

28,118	Xerox Corp.	228,037

	Semiconductors & Semiconductor Equipment — 10.2%

13,466	Advanced Micro Devices, Inc.*	33,530
7,133	Altera Corp.	252,651
6,706	Analog Devices, Inc.	303,245
26,650	Applied Materials, Inc.	365,105
9,783	Atmel Corp.*	66,524
11,546	Broadcom Corp., Class A	393,834
1,120	Cavium, Inc.*	41,350
1,457	Cirrus Logic, Inc.*	35,026
2,587	Cree, Inc.*	117,010
693	Cymer, Inc.*	68,524
2,927	Cypress Semiconductor Corp.*	30,821
2,825	Fairchild Semiconductor International, Inc.*	40,285
603	Hittite Microwave Corp.*	39,087
3,208	Integrated Device Technology, Inc.*	21,814
110,724	Intel Corp.	2,308,595
1,538	International Rectifier Corp.*	32,329
2,821	Intersil Corp., Class A	23,950
3,705	KLA-Tencor Corp.	202,886
3,613	Lam Research Corp.*	152,830
5,149	Linear Technology Corp.	196,898
12,314	LSI Corp.*	85,706
10,238	Marvell Technology Group Ltd.	103,404
6,488	Maxim Integrated Products, Inc.	202,296
4,330	Microchip Technology, Inc.	157,915
22,642	Micron Technology, Inc.*	189,966
2,010	Microsemi Corp.*	41,466
13,904	NVIDIA Corp.	176,025
1,191	OmniVision Technologies, Inc.*	18,353
9,975	ON Semiconductor Corp.*	79,800
4,470	PMC-Sierra, Inc.*	29,010
6,219	RF Micro Devices, Inc.*	28,670
1,473	Semtech Corp.*	45,030
854	Silicon Laboratories, Inc.*	35,458
4,324	Skyworks Solutions, Inc.*	92,101

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,180	Teradyne, Inc.*	$70,057
1,162	Tessera Technologies, Inc.	20,730
24,940	Texas Instruments, Inc.	857,188
3,701	TriQuint Semiconductor, Inc.*	17,395
5,806	Xilinx, Inc.	216,390
		7,193,254
	Software — 17.0%

876	ACI Worldwide, Inc.*	40,130
11,016	Adobe Systems, Inc.*	432,929
2,061	ANSYS, Inc.*	156,224
2,077	Aspen Technology, Inc.*	63,888
5,000	Autodesk, Inc.*	183,600
2,926	BMC Software, Inc.*	117,245
7,461	CA, Inc.	182,720
6,231	Cadence Design Systems, Inc.*	88,231
4,155	Citrix Systems, Inc.*	294,589
941	CommVault Systems, Inc.*	69,587
4,745	Compuware Corp.*	55,089
1,005	Concur Technologies, Inc.*	70,551
777	Fair Isaac Corp.	34,452
2,954	Fortinet, Inc.*	71,428
2,401	Informatica Corp.*	84,059
6,192	Intuit, Inc.	399,260
2,102	Mentor Graphics Corp.*	37,226
1,785	MICROS Systems, Inc.*	76,398
168,552	Microsoft Corp.	4,685,746
622	NetSuite, Inc.*	43,409
5,562	Nuance Communications, Inc.*	102,396
83,641	Oracle Corp.	2,865,541
1,288	Progress Software Corp.*	29,006
2,659	PTC, Inc.*	61,529
1,644	QLIK Technologies, Inc.*	42,744
4,302	Red Hat, Inc.*	218,585
2,302	Rovi Corp.*	40,953
2,907	Salesforce.com, Inc.*	491,923
1,359	SolarWinds, Inc.*	76,729
1,531	Solera Holdings, Inc.	86,195
15,440	Symantec Corp.*	361,914
3,318	Synopsys, Inc.*	116,230
3,456	TIBCO Software, Inc.*	74,131
608	Ultimate Software Group, Inc.*	59,748
1,898	VMware, Inc., Class A*	136,333
		11,950,718
	Total Common Stocks (Cost $52,144,925)	52,402,004

Principal Amount
	U.S. Government & Agency Securities (a) — 5.7%
	Federal Farm Credit Bank
$74,788	0.01%, due 03/01/13	74,788
	Federal Home Loan Bank
3,888,970	0.00%, due 03/01/13	3,888,970
	Federal Home Loan Mortgage Corp.
4,338	0.04%, due 03/01/13	4,338
	Federal National Mortgage Association
1,944	0.01%, due 03/01/13	1,944
22,436	0.03%, due 03/01/13	22,436
	Total U.S. Government & Agency Securities (Cost $3,992,476)	3,992,476

	Repurchase Agreements (a)(b) — 19.1%
13,463,947	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $13,464,001	13,463,947
	Total Repurchase Agreements (Cost $13,463,947)	13,463,947

	Total Investment Securities (Cost $69,601,348) — 99.1%	69,858,427
	Other assets less liabilities — 0.9%	669,895
	Net Assets — 100.0%	$70,528,322

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $20,950,906.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,935,165
Aggregate gross unrealized depreciation	(2,749,043)
Net unrealized appreciation	$186,122
Federal income tax cost of investments	$69,672,305

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	$499,686	$(944,340)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	49,526,566	(329,854)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	406,013	(511,225)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	2,853,768	3,616

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	2,067,239	1,646,154

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	2,977,190	238,586

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	1,281,032	(15,032)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	19,245,193	445,638

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	10,126,620	125,565

		$659,108

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.0%

	Beverages — 0.0%‡

2	Crimson Wine Group Ltd.*	$16

	Diversified Financial Services — 5.5%

8,703	Leucadia National Corp.	234,111

	Diversified Telecommunication Services — 42.2%

9,980	AT&T, Inc.	358,382
1,860	Atlantic Tele-Network, Inc.	87,420
7,496	Cbeyond, Inc.*	52,622
5,719	CenturyLink, Inc.	198,277
17,739	Cincinnati Bell, Inc.*	57,652
5,115	Consolidated Communications Holdings, Inc.	85,932
29,892	Frontier Communications Corp.	123,753
7,347	General Communication, Inc., Class A*	62,082
5,949	Level 3 Communications, Inc.*	118,861
5,191	tw telecom, inc.*	131,436
6,812	Verizon Communications, Inc.	316,962
28,778	Vonage Holdings Corp.*	75,974
16,678	Windstream Corp.	143,264
		1,812,617
	Wireless Telecommunication Services — 28.3%

3,003	Crown Castle International Corp.*	209,609
10,162	Leap Wireless International, Inc.*	54,367
12,440	MetroPCS Communications, Inc.*	121,912
15,448	NII Holdings, Inc.*	74,459
4,408	NTELOS Holdings Corp.	55,012
2,424	SBA Communications Corp., Class A*	172,395
4,558	Shenandoah Telecommunications Co.	65,681
35,306	Sprint Nextel Corp.*	204,775
5,046	Telephone & Data Systems, Inc.	115,503
2,111	United States Cellular Corp.*	77,664
5,388	USA Mobility, Inc.	62,608
		1,213,985
	Total Common Stocks (Cost $3,198,815)	3,260,729

Principal Amount
	U.S. Government & Agency Securities (a) — 1.4%
	Federal Farm Credit Bank
$1,139	0.01%, due 03/01/13	1,139
	Federal Home Loan Bank
59,231	0.00%, due 03/01/13	59,231
	Federal Home Loan Mortgage Corp.
66	0.04%, due 03/01/13	66
	Federal National Mortgage Association
30	0.01%, due 03/01/13	30
342	0.03%, due 03/01/13	342
	Total U.S. Government & Agency Securities (Cost $60,808)	60,808

	Repurchase Agreements (a)(b) — 5.3%
229,224	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $229,224	229,224
	Total Repurchase Agreements (Cost $229,224)	229,224

	Total Investment Securities (Cost $3,488,847) — 82.7%	3,550,761
	Other assets less liabilities — 17.3%	740,283
	Net Assets — 100.0%	$4,291,044

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,501,196.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,312
Aggregate gross unrealized depreciation	(160,698)
Net unrealized appreciation	$55,614
Federal income tax cost of investments	$3,495,147

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	$47,165	$(2,298)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	125,759	(6,129)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	6,914	(336)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,634,355	(249,204)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	175,801	(9,593)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	265,127	95,379

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	67,619	(673)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	58,268	(9,650)

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	59,381	(609)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	1,872,766	(27,426)

		$(210,539)

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.0%
	Electric Utilities — 36.9%

809	ALLETE, Inc.	$38,023
11,234	American Electric Power Co., Inc.	525,639
1,406	Cleco Corp.	62,286
16,304	Duke Energy Corp.	1,129,052
7,543	Edison International	362,290
929	El Paso Electric Co.	30,982
4,115	Entergy Corp.	256,200
19,777	Exelon Corp.	612,889
9,682	FirstEnergy Corp.	382,245
3,546	Great Plains Energy, Inc.	77,409
2,257	Hawaiian Electric Industries, Inc.	60,917
1,161	IDACORP, Inc.	54,207
1,193	ITC Holdings Corp.	100,832
9,797	NextEra Energy, Inc.	704,110
7,268	Northeast Utilities	301,695
5,450	NV Energy, Inc.	107,692
5,312	Pepco Holdings, Inc.	107,781
2,540	Pinnacle West Capital Corp.	142,088
1,844	PNM Resources, Inc.	41,416
1,749	Portland General Electric Co.	51,928
13,467	PPL Corp.	415,053
20,236	Southern Co. (The)	910,822
1,170	UIL Holdings Corp.	45,817
958	UNS Energy Corp.	45,045
2,928	Westar Energy, Inc.	90,827
11,289	Xcel Energy, Inc.	323,994
		6,981,239
	Gas Utilities — 5.2%

2,727	AGL Resources, Inc.	108,971
2,089	Atmos Energy Corp.	79,737
486	Laclede Group, Inc. (The)	19,809
1,930	National Fuel Gas Co.	112,307
965	New Jersey Resources Corp.	43,001
622	Northwest Natural Gas Co.	28,332
4,737	ONEOK, Inc.	213,118
1,669	Piedmont Natural Gas Co., Inc.	53,809
4,053	Questar Corp.	95,286
724	South Jersey Industries, Inc.	39,921
1,068	Southwest Gas Corp.	48,380
2,609	UGI Corp.	93,454
1,195	WGL Holdings, Inc.	50,393
		986,518
	Independent Power Producers & Energy Traders — 2.7%

14,295	AES Corp. (The)	166,108
9,054	Calpine Corp.*	166,593
7,461	NRG Energy, Inc.	179,064
		511,765
	Multi-Utilities — 22.4%

2,569	Alliant Energy Corp.	122,516
5,617	Ameren Corp.	189,798
1,384	Avista Corp.	36,247
1,023	Black Hills Corp.	42,547
9,896	CenterPoint Energy, Inc.	212,071
6,110	CMS Energy Corp.	162,587
6,780	Consolidated Edison, Inc.	400,020
13,303	Dominion Resources, Inc.	744,968
3,984	DTE Energy Co.	266,131
1,804	Integrys Energy Group, Inc.	102,052
7,171	NiSource, Inc.	198,637
862	NorthWestern Corp.	33,601
9,954	PG&E Corp.	424,439
11,712	Public Service Enterprise Group, Inc.	381,694
3,051	SCANA Corp.	149,011
5,207	Sempra Energy	404,896
4,713	TECO Energy, Inc.	81,299
1,901	Vectren Corp.	62,733
5,326	Wisconsin Energy Corp.	219,964
		4,235,211
	Oil, Gas & Consumable Fuels — 2.4%

15,414	Spectra Energy Corp.	447,623
	Water Utilities — 1.4%
4,092	American Water Works Co., Inc.	161,430
3,240	Aqua America, Inc.	94,381
970	California Water Service Group	19,458
		275,269
	Total Common Stocks (Cost $12,382,832)	13,437,625

Principal Amount
	U.S. Government & Agency Securities (a) — 3.0%
	Federal Farm Credit Bank
$10,744	0.01%, due 03/01/13	10,744
	Federal Home Loan Bank
558,670	0.00%, due 03/01/13	558,670
	Federal Home Loan Mortgage Corp.
623	0.04%, due 03/01/13	623
	Federal National Mortgage Association
279	0.01%, due 03/01/13	279
3,223	0.03%, due 03/01/13	3,223
	Total U.S. Government & Agency Securities (Cost $573,539)	573,539

	Repurchase Agreements (a)(b) — 15.5%
2,927,314	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,927,325	2,927,314
	Total Repurchase Agreements (Cost $2,927,314)	2,927,314

	Total Investment Securities (Cost $15,883,685) — 89.5%	16,938,478
	Other assets less liabilities — 10.5%	1,987,366
	Net Assets — 100.0%	$18,925,844

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,029,511.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,553,082
Aggregate gross unrealized depreciation	(516,734)
Net unrealized appreciation	$1,036,348
Federal income tax cost of investments	$15,902,130

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$374,317	$11,494

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	104,505	2,099

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	2,006,489	32,908

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,365,598	257,556

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	8,414,341	1,102,649

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	3,081,165	59,400

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	7,827,488	418,304

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	320,706	20,675

		$1,905,085

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Shares		Value
	Common Stocks (a) — 55.2%
	Capital Markets — 6.3%

35	Affiliated Managers Group, Inc.*	$5,118
138	Ameriprise Financial, Inc.	9,471
786	Bank of New York Mellon Corp. (The)	21,332
84	BlackRock, Inc.	20,139
738	Charles Schwab Corp. (The)	11,985
173	E*TRADE Financial Corp.*	1,853
78	Eaton Vance Corp.	2,979
63	Federated Investors, Inc., Class B	1,463
93	Franklin Resources, Inc.	13,136
297	Goldman Sachs Group, Inc. (The)	44,479
18	Greenhill & Co., Inc.	1,094
299	Invesco Ltd.	8,010
126	Janus Capital Group, Inc.	1,167
79	Legg Mason, Inc.	2,251
930	Morgan Stanley	20,971
147	Northern Trust Corp.	7,816
75	Raymond James Financial, Inc.	3,291
91	SEI Investments Co.	2,573
313	State Street Corp.	17,713
34	Stifel Financial Corp.*	1,174
171	T. Rowe Price Group, Inc.	12,173
154	TD Ameritrade Holding Corp.	2,928
58	Waddell & Reed Financial, Inc., Class A	2,379
		215,495
	Commercial Banks — 9.0%

116	Associated Banc-Corp	1,669
56	BancorpSouth, Inc.	857
30	Bank of Hawaii Corp.	1,452
471	BB&T Corp.	14,300
18	BOK Financial Corp.	1,070
142	CapitalSource, Inc.	1,278
49	Cathay General Bancorp	955
135	CIT Group, Inc.*	5,651
32	City National Corp./CA	1,818
128	Comerica, Inc.	4,401
52	Commerce Bancshares, Inc./MO	1,981
41	Cullen/Frost Bankers, Inc.	2,483
94	East West Bancorp, Inc.	2,312
604	Fifth Third Bancorp	9,567
20	First Financial Bankshares, Inc.	892
166	First Horizon National Corp.	1,765
50	First Midwest Bancorp, Inc./IL	625
237	First Niagara Financial Group, Inc.	1,939
46	First Republic Bank/CA	1,677
74	FirstMerit Corp.	1,119
94	FNB Corp./PA	1,068
134	Fulton Financial Corp.	1,521
48	Glacier Bancorp, Inc.	837
57	Hancock Holding Co.	1,721
576	Huntington Bancshares, Inc./OH	4,049
20	Iberiabank Corp.	1,004
37	International Bancshares Corp.	749
628	KeyCorp	5,897
82	M&T Bank Corp.	8,371
37	MB Financial, Inc.	877
82	National Penn Bancshares, Inc.	804
68	Old National Bancorp/IN	918
22	PacWest Bancorp	601
9	Park National Corp.	594
356	PNC Financial Services Group, Inc.	22,211
69	Popular, Inc.*	1,926
42	PrivateBancorp, Inc.	752
30	Prosperity Bancshares, Inc.	1,384
951	Regions Financial Corp.	7,275
31	Signature Bank/NY*	2,302
363	SunTrust Banks, Inc.	10,015
125	Susquehanna Bancshares, Inc.	1,454
30	SVB Financial Group*	2,012
529	Synovus Financial Corp.	1,344
110	TCF Financial Corp.	1,511
27	Texas Capital Bancshares, Inc.*	1,141
44	Trustmark Corp.	1,008
1,265	U.S. Bancorp	42,985
22	UMB Financial Corp.	1,003
75	Umpqua Holdings Corp.	941
31	United Bankshares, Inc./WV	806
133	Valley National Bancorp	1,334
54	Webster Financial Corp.	1,189
3,294	Wells Fargo & Co.	115,554
18	Westamerica Bancorp.	796
25	Wintrust Financial Corp.	912
124	Zions Bancorp.	2,993
		309,670
	Consumer Finance — 2.4%

655	American Express Co.	40,708
391	Capital One Financial Corp.	19,953
20	Cash America International, Inc.	1,013
340	Discover Financial Services	13,100
32	EZCORP, Inc., Class A*	662
11	Portfolio Recovery Associates, Inc.*	1,286
311	SLM Corp.	5,900
		82,622
	Diversified Financial Services — 9.6%

7,252	Bank of America Corp.	81,440
59	CBOE Holdings, Inc.	2,119
1,973	Citigroup, Inc.	82,807
206	CME Group, Inc.	12,323
49	IntercontinentalExchange, Inc.*	7,586
2,558	JPMorgan Chase & Co.	125,137
130	Moody’s Corp.	6,248
82	MSCI, Inc.*	2,717
79	NASDAQ OMX Group, Inc. (The)	2,501
164	NYSE Euronext	6,114
		328,992
	Insurance — 13.4%

229	ACE Ltd.	19,554
316	Aflac, Inc.	15,784
11	Alleghany Corp.*	4,157
24	Allied World Assurance Co. Holdings AG	2,107
324	Allstate Corp. (The)	14,911
51	American Financial Group, Inc./OH	2,242
993	American International Group, Inc.*	37,744
214	Aon plc	13,073
92	Arch Capital Group Ltd.*	4,519
17	Argo Group International Holdings Ltd.	646
84	Arthur J. Gallagher & Co.	3,232
48	Aspen Insurance Holdings Ltd.	1,721
53	Assurant, Inc.	2,226
131	Assured Guaranty Ltd.	2,446
76	Axis Capital Holdings Ltd.	3,096
1,227	Berkshire Hathaway, Inc., Class B*	125,350
79	Brown & Brown, Inc.	2,370
176	Chubb Corp. (The)	14,789
99	Cincinnati Financial Corp.	4,456
153	CNO Financial Group, Inc.	1,674
29	Endurance Specialty Holdings Ltd.	1,277

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17	Erie Indemnity Co., Class A	$1,244
35	Everest Re Group Ltd.	4,361
143	Fidelity National Financial, Inc., Class A	3,566
72	First American Financial Corp.	1,749
331	Genworth Financial, Inc., Class A*	2,827
30	Hanover Insurance Group, Inc. (The)	1,280
294	Hartford Financial Services Group, Inc.	6,941
68	HCC Insurance Holdings, Inc.	2,720
26	Horace Mann Educators Corp.	532
37	Kemper Corp.	1,171
185	Lincoln National Corp.	5,465
209	Loews Corp.	9,010
6	Markel Corp.*	2,901
366	Marsh & McLennan Cos., Inc.	13,593
95	MBIA, Inc.*	919
24	Mercury General Corp.	933
734	MetLife, Inc.	26,013
37	Montpelier Re Holdings Ltd.	915
162	Old Republic International Corp.	1,946
41	PartnerRe Ltd.	3,659
22	Platinum Underwriters Holdings Ltd.	1,163
186	Principal Financial Group, Inc.	5,879
41	ProAssurance Corp.	1,923
374	Progressive Corp. (The)	9,111
53	Protective Life Corp.	1,692
312	Prudential Financial, Inc.	17,338
50	Reinsurance Group of America, Inc.	2,875
32	RenaissanceRe Holdings Ltd.	2,798
11	RLI Corp.	758
37	Selective Insurance Group, Inc.	823
30	StanCorp Financial Group, Inc.	1,194
64	Torchmark Corp.	3,596
257	Travelers Cos., Inc. (The)	20,668
185	Unum Group	4,527
68	Validus Holdings Ltd.	2,423
74	W. R. Berkley Corp.	3,071
4	White Mountains Insurance Group Ltd.	2,260
116	Willis Group Holdings plc	4,417
202	XL Group plc	5,785
		461,420
	IT Services — 2.9%

72	Mastercard, Inc., Class A	37,283
351	Visa, Inc., Class A	55,683
401	Western Union Co. (The)	5,626
		98,592
	Professional Services — 0.1%

80	Equifax, Inc.	4,410

	Real Estate Investment Trusts — 10.6%

43	Alexandria Real Estate Equities, Inc.	3,059
70	American Campus Communities, Inc.	3,164
230	American Capital Agency Corp.	7,296
266	American Tower Corp.	20,642
656	Annaly Capital Management, Inc.	10,161
98	Apartment Investment & Management Co., Class A	2,903
252	ARMOUR Residential REIT, Inc.	1,686
77	AvalonBay Communities, Inc.	9,612
112	BioMed Realty Trust, Inc.	2,365
102	Boston Properties, Inc.	10,596
97	Brandywine Realty Trust	1,334
52	BRE Properties, Inc.	2,528
57	Camden Property Trust	3,941
108	CBL & Associates Properties, Inc.	2,456
691	Chimera Investment Corp.	2,059
56	Colonial Properties Trust	1,207
56	CommonWealth REIT	1,414
54	Corporate Office Properties Trust	1,397
118	CYS Investments, Inc.	1,400
181	DCT Industrial Trust, Inc.	1,314
163	DDR Corp.	2,815
131	DiamondRock Hospitality Co.	1,171
83	Digital Realty Trust, Inc.	5,559
88	Douglas Emmett, Inc.	2,157
209	Duke Realty Corp.	3,377
43	DuPont Fabros Technology, Inc.	996
20	EastGroup Properties, Inc.	1,136
32	EPR Properties	1,561
26	Equity Lifestyle Properties, Inc.	1,916
216	Equity Residential	11,889
25	Essex Property Trust, Inc.	3,725
69	Extra Space Storage, Inc.	2,583
43	Federal Realty Investment Trust	4,567
49	Franklin Street Properties Corp.	674
303	General Growth Properties, Inc.	5,799
66	Hatteras Financial Corp.	1,762
304	HCP, Inc.	14,860
175	Health Care REIT, Inc.	11,225
59	Healthcare Realty Trust, Inc.	1,569
53	Highwoods Properties, Inc.	1,935
34	Home Properties, Inc.	2,122
83	Hospitality Properties Trust	2,216
488	Host Hotels & Resorts, Inc.	8,135
88	Invesco Mortgage Capital, Inc.	1,850
50	Kilroy Realty Corp.	2,638
274	Kimco Realty Corp.	5,965
63	LaSalle Hotel Properties	1,600
102	Lexington Realty Trust	1,169
80	Liberty Property Trust	3,103
92	Macerich Co. (The)	5,530
56	Mack-Cali Realty Corp.	1,589
241	MFA Financial, Inc.	2,140
28	Mid-America Apartment Communities, Inc.	1,944
74	National Retail Properties, Inc.	2,549
75	Omega Healthcare Investors, Inc.	2,099
113	Piedmont Office Realty Trust, Inc., Class A	2,222
109	Plum Creek Timber Co., Inc.	5,287
37	Post Properties, Inc.	1,766
27	Potlatch Corp.	1,188
310	Prologis, Inc.	12,071
97	Public Storage	14,667
83	Rayonier, Inc.	4,637
119	Realty Income Corp.	5,432
55	Redwood Trust, Inc.	1,114
61	Regency Centers Corp.	3,165
72	RLJ Lodging Trust	1,540
30	Ryman Hospitality Properties, Inc.	1,343
126	Senior Housing Properties Trust	3,161
208	Simon Property Group, Inc.	33,043
61	SL Green Realty Corp.	4,979
20	Sovran Self Storage, Inc.	1,217
91	Starwood Property Trust, Inc.	2,544
107	Sunstone Hotel Investors, Inc.*	1,212
63	Tanger Factory Outlet Centers	2,223
42	Taubman Centers, Inc.	3,222
199	Two Harbors Investment Corp.	2,559
168	UDR, Inc.	4,009
199	Ventas, Inc.	14,085

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
114	Vornado Realty Trust	$9,144
45	Washington Real Estate Investment Trust	1,246
75	Weingarten Realty Investors	2,299
364	Weyerhaeuser Co.	10,705
		366,539
	Real Estate Management & Development — 0.4%

29	Alexander & Baldwin, Inc.*	1,022
203	CBRE Group, Inc., Class A*	4,906
92	Forest City Enterprises, Inc., Class A*	1,476
19	Howard Hughes Corp. (The)*	1,459
30	Jones Lang LaSalle, Inc.	2,899
62	St. Joe Co. (The)*	1,383
		13,145
	Thrifts & Mortgage Finance — 0.5%

55	Astoria Financial Corp.	538
95	Capitol Federal Financial, Inc.	1,124
320	Hudson City Bancorp, Inc.	2,726
295	New York Community Bancorp, Inc.	3,982
78	Ocwen Financial Corp.*	3,075
234	People’s United Financial, Inc.	3,065
36	Provident Financial Services, Inc.	540
54	TFS Financial Corp.*	568
71	Washington Federal, Inc.	1,246
		16,864
	Total Common Stocks (Cost $1,767,062)	1,897,749

Principal Amount
	U.S. Government & Agency Securities (a) — 0.7%
	Federal Farm Credit Bank
$463	0.01%, due 03/01/13	463
	Federal Home Loan Bank
24,065	0.00%, due 03/01/13	24,065
	Federal Home Loan Mortgage Corp.
27	0.04%, due 03/01/13	27
	Federal National Mortgage Association
12	0.01%, due 03/01/13	12
139	0.03%, due 03/01/13	139
	Total U.S. Government & Agency Securities (Cost $24,706)	24,706

	Repurchase Agreements (a)(b) — 34.9%
1,198,668	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,198,673	1,198,668
	Total Repurchase Agreements (Cost $1,198,668)	1,198,668

	Total Investment Securities (Cost $2,990,436) — 90.8%	3,121,123
	Other assets less liabilities — 9.2%	317,547
	Net Assets — 100.0%	$3,438,670

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,684,427.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,719
Aggregate gross unrealized depreciation	(12,919)
Net unrealized appreciation	$130,800
Federal income tax cost of investments	$2,990,323

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$520,277	$(411)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	1,396,362	(5,975)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	1,247,930	(1,200)

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	3,907,101	307,241

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	1,349,433	39,512

		$339,167

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.5%
	Federal Farm Credit Bank
$26,729	0.01%, due 03/01/13	$26,729
	Federal Home Loan Bank
1,389,894	0.00%, due 03/01/13	1,389,894
	Federal Home Loan Mortgage Corp.
1,550	0.04%, due 03/01/13	1,550
	Federal National Mortgage Association
695	0.01%, due 03/01/13	695
8,019	0.03%, due 03/01/13	8,019
	U.S. Treasury Bills
500,000	0.00%, due 04/04/13	499,975
1,600,000	0.00%, due 05/16/13	1,599,669
	Total U.S. Government & Agency Securities (Cost $3,526,531)	3,526,531

	Repurchase Agreements (a)(b) — 44.2%
5,467,562	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,467,584	5,467,562
	Total Repurchase Agreements (Cost $5,467,562)	5,467,562

	Total Investment Securities (Cost $8,994,093) † — 72.7%	8,994,093
	Other assets less liabilities — 27.3%	3,378,857
	Net Assets — 100.0%	$12,372,950

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,251,579.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$4,682,996	$1,154,170

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	6,120,837	1,088,756

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	2,727,150	136,527

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE Index Fund	5,581,460	16,649

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI EAFE Index Fund	1,496,918	62,960

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	1,922,984	196,066

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	2,276,717	198,695

		$2,853,823

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.8%
	Federal Farm Credit Bank
$99,307	0.01%, due 03/01/13	$99,307
	Federal Home Loan Bank
5,163,981	0.00%, due 03/01/13	5,163,981
	Federal Home Loan Mortgage Corp.
5,760	0.04%, due 03/01/13	5,760
	Federal National Mortgage Association
2,582	0.01%, due 03/01/13	2,582
29,792	0.03%, due 03/01/13	29,792
	U.S. Treasury Bills
3,000,000	0.00%, due 04/04/13	2,999,728
5,000,000	0.00%, due 05/16/13	4,998,934
	Total U.S. Government & Agency Securities (Cost $13,300,084)	13,300,084

	Repurchase Agreements (a)(b) — 60.0%
24,274,033	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $24,274,129	24,274,033
	Total Repurchase Agreements (Cost $24,274,033)	24,274,033

	Total Investment Securities (Cost $37,574,117) † — 92.8%	37,574,117
	Other assets less liabilities — 7.2%	2,911,204
	Net Assets — 100.0%	$40,485,321

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $11,846,824.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets Index Fund	$4,934,084	$481,978

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	1,103,330	20,314

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	6,095,156	492,724

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	2,262,605	(111,841)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	6,740,844	117,160

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	10,184,187	997,271

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	19,774,941	842,026

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	29,915,469	(49,915)

		$2,789,717

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.3%
	Federal Farm Credit Bank
$24,570	0.01%, due 03/01/13	$24,570
	Federal Home Loan Bank
1,277,638	0.00%, due 03/01/13	1,277,638
	Federal Home Loan Mortgage Corp.
1,425	0.04%, due 03/01/13	1,425
	Federal National Mortgage Association
639	0.01%, due 03/01/13	639
7,372	0.03%, due 03/01/13	7,372
	U.S. Treasury Bills
500,000	0.00%, due 04/04/13	499,975
500,000	0.00%, due 04/18/13	499,963
1,000,000	0.00%, due 05/16/13	999,804
	Total U.S. Government & Agency Securities (Cost $3,311,386)	3,311,386

	Repurchase Agreements (a)(b) — 50.0%
5,116,947	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $5,116,967	5,116,947
	Total Repurchase Agreements (Cost $5,116,947)	5,116,947

	Total Investment Securities (Cost $8,428,333) † — 82.3%	8,428,333
	Other assets less liabilities — 17.7%	1,808,973
	Net Assets — 100.0%	$10,237,306

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $2,388,587.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Europe had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® MSCI Europe ETF Shares ††	$919,349	$185,082

Swap Agreement with Deutsche Bank AG, based on the Vanguard® MSCI Europe ETF Shares ††	2,800,837	405,512

Swap Agreement with Goldman Sachs International, based on the Vanguard® MSCI Europe ETF Shares ††	3,879,328	483,654

Swap Agreement with Merrill Lynch International, based on the Vanguard® MSCI Europe ETF Shares ††	7,780,486	8,216

Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® MSCI Europe ETF Shares ††	661,240	27,900

Swap Agreement with Societe Generale, based on the Vanguard® MSCI Europe ETF Shares ††	1,921,675	384,425

Swap Agreement with UBS AG, based on the Vanguard® MSCI Europe ETF Shares ††	2,587,852	303,413

		$1,798,202

†† On March 27, 2013, Vanguard® transitioned to a new benchmark index and changed the name of this reference asset. Accordingly, Vanguard® MSCI Europe ETF Shares is now Vanguard® FTSE Europe ETF Shares and its benchmark has changed from the MSCI Europe Index to the FTSE Developed Europe Index.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.2%
	Federal Farm Credit Bank
$8,606	0.01%, due 03/01/13	$8,606
	Federal Home Loan Bank
447,518	0.00%, due 03/01/13	447,518
	Federal Home Loan Mortgage Corp.
499	0.04%, due 03/01/13	499
	Federal National Mortgage Association
224	0.01%, due 03/01/13	224
2,583	0.03%, due 03/01/13	2,583
	U.S. Treasury Bill
600,000	0.00%, due 05/16/13	599,866
	Total U.S. Government & Agency Securities (Cost $1,059,296)	1,059,296

	Repurchase Agreements (a)(b) — 48.0%
2,012,972	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,012,979	2,012,972
	Total Repurchase Agreements (Cost $2,012,972)	2,012,972

	Total Investment Securities (Cost $3,072,268) † — 73.2%	3,072,268
	Other assets less liabilities — 26.8%	1,126,702
	Net Assets — 100.0%	$4,198,970

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $874,140.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$267,259	$20,845

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	857,765	254,098

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex-Japan Index Fund	1,125,976	95,209

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	774,785	253,150

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	4,057,810	455,801

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	1,317,180	59,750

		$1,138,853

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.6%
	Federal Farm Credit Bank
$32,749	0.01%, due 03/01/13	$32,749
	Federal Home Loan Bank
1,702,961	0.00%, due 03/01/13	1,702,961
	Federal Home Loan Mortgage Corp.
1,899	0.04%, due 03/01/13	1,899
	Federal National Mortgage Association
852	0.01%, due 03/01/13	852
9,825	0.03%, due 03/01/13	9,825
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,950
1,000,000	0.00%, due 05/16/13	999,787
	Total U.S. Government & Agency Securities (Cost $3,748,023)	3,748,023

	Repurchase Agreements (a)(b) — 70.3%
9,551,244	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $9,551,280	9,551,244
	Total Repurchase Agreements (Cost $9,551,244)	9,551,244

	Total Investment Securities (Cost $13,299,267) † — 97.9%	13,299,267
	Other assets less liabilities — 2.1%	281,099
	Net Assets — 100.0%	$13,580,366

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $5,217,589.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Brazil Capped had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$2,371,226	$(1,754,764)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	4,374,831	539,887

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	3,556,758	(790,107)

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Capped Index Fund	2,779,594	177,095

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	692,015	(154,185)

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	13,335,058	142,554

		$(1,839,520)

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.5%
	Federal Farm Credit Bank
$105,340	0.01%, due 03/01/13	$105,340
	Federal Home Loan Bank
5,477,692	0.00%, due 03/01/13	5,477,692
	Federal Home Loan Mortgage Corp.
6,110	0.04%, due 03/01/13	6,110
	Federal National Mortgage Association
2,739	0.01%, due 03/01/13	2,739
31,602	0.03%, due 03/01/13	31,602
	U.S. Treasury Bills
5,500,000	0.00%, due 04/04/13	5,499,604
4,000,000	0.00%, due 05/16/13	3,999,147
	Total U.S. Government & Agency Securities (Cost $15,122,234)	15,122,234

	Repurchase Agreements (a)(b) — 56.6%
22,861,035	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $22,861,125	22,861,035
	Total Repurchase Agreements (Cost $22,861,035)	22,861,035

	Total Investment Securities (Cost $37,983,269) † — 94.1%	37,983,269
	Other assets less liabilities — 5.9%	2,380,047
	Net Assets — 100.0%	$40,363,316

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $10,862,446.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra FTSE China 25 had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$6,565,564	$6,044

Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	19,152,469	(1,380,122)

Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	8,877,155	1,325,049

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	3,985,836	821,616

Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	31,830,945	(242,541)

Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	10,386,625	739,520

		$1,269,566

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 24.0%
	Federal Farm Credit Bank
$38,364	0.01%, due 03/01/13	$38,364
	Federal Home Loan Bank
1,994,910	0.00%, due 03/01/13	1,994,910
	Federal Home Loan Mortgage Corp.
2,225	0.04%, due 03/01/13	2,225
	Federal National Mortgage Association
997	0.01%, due 03/01/13	997
11,509	0.03%, due 03/01/13	11,509
	U.S. Treasury Bill
2,700,000	0.00%, due 05/16/13	2,699,399
	Total U.S. Government & Agency Securities (Cost $4,747,404)	4,747,404

	Repurchase Agreements (a)(b) — 35.1%
6,935,949	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,935,976	6,935,949
	Total Repurchase Agreements (Cost $6,935,949)	6,935,949

	Total Investment Securities (Cost $11,683,353) † — 59.1%	11,683,353
	Other assets less liabilities — 40.9%	8,094,393
	Net Assets — 100.0%	$19,777,746

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,859,351.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Japan had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$22,043,722	$2,493,475

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	5,656,694	(95,468)

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	487,764	45,590

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	2,365,673	387,821

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	7,559,835	1,388,061

Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	1,499,177	63,728

		$4,283,207

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.6%
	Federal Farm Credit Bank
$10,911	0.01%, due 03/01/13	$10,911
	Federal Home Loan Bank
567,365	0.00%, due 03/01/13	567,365
	Federal Home Loan Mortgage Corp.
633	0.04%, due 03/01/13	633
	Federal National Mortgage Association
285	0.01%, due 03/01/13	285
3,273	0.03%, due 03/01/13	3,273
	U.S. Treasury Bill
700,000	0.00%, due 05/16/13	699,844
	Total U.S. Government & Agency Securities (Cost $1,282,311)	1,282,311

	Repurchase Agreements (a)(b) — 53.0%
2,648,104	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $2,648,114	2,648,104
	Total Repurchase Agreements (Cost $2,648,104)	2,648,104

	Total Investment Securities (Cost $3,930,415) † — 78.6%	3,930,415
	Other assets less liabilities — 21.4%	1,069,879
	Net Assets — 100.0%	$5,000,294

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,204,289.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$520,073	$176,144

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	618,420	177,892

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	443,322	12,766

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	1,304,841	437,611

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	861,663	118,372

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	4,955,158	61,690

Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	1,313,501	18,049

		$1,002,524

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 28.9%
	U.S. Treasury Bonds
$14,700	8.75%, due 05/15/20	$22,357
33,000	8.75%, due 08/15/20	50,596
19,500	7.88%, due 02/15/21	29,052
19,500	8.13%, due 05/15/21	29,614
18,400	8.13%, due 08/15/21	28,128
59,300	8.00%, due 11/15/21	90,497
37,600	7.25%, due 08/15/22	55,906
25,100	7.63%, due 11/15/22	38,354
43,900	7.13%, due 02/15/23	65,346
		409,850
	U.S. Treasury Notes
276,200	3.50%, due 05/15/20	318,644
278,800	2.63%, due 08/15/20	304,132
382,000	2.63%, due 11/15/20	415,992
308,500	3.63%, due 02/15/21	358,945
231,300	3.13%, due 05/15/21	260,050
295,400	2.13%, due 08/15/21	307,885
280,100	2.00%, due 11/15/21	288,087
249,200	2.00%, due 02/15/22	255,410
250,400	1.75%, due 05/15/22	250,224
345,300	1.63%, due 08/15/22	339,716
425,500	1.63%, due 11/15/22	416,691
154,800	2.00%, due 02/15/23	156,384
		3,672,160
	Total Long-Term U.S. Treasury Obligations (Cost $4,094,859)	4,082,010

	U.S. Government & Agency Securities (a) — 46.5%
	Federal Farm Credit Bank
36,251	0.01%, due 03/01/13	36,251
	Federal Home Loan Bank
1,885,029	0.00%, due 03/01/13	1,885,029
	Federal Home Loan Mortgage Corp.
2,103	0.04%, due 03/01/13	2,103
	Federal National Mortgage Association
943	0.01%, due 03/01/13	943
10,875	0.03%, due 03/01/13	10,875
	U.S. Treasury Bill
4,624,000	0.00%, due 04/04/13	4,622,433
	Total U.S. Government & Agency Securities (Cost $6,557,634)	6,557,634

	Repurchase Agreements (a)(b) — 60.5%
8,547,311	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $8,547,346	8,547,311
	Total Repurchase Agreements (Cost $8,547,311)	8,547,311

	Total Investment Securities (Cost $19,199,804) — 135.9%	19,186,955
	Liabilities in excess of other assets — (35.9%)	(5,070,282)
	Net Assets — 100.0%	$14,116,673

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $4,621,296.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(21,447)
Net unrealized depreciation	$(21,447)
Federal income tax cost of investments	$19,208,402

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	4	06/19/13	$526,188	$(68)

Cash collateral in the amount of $5,940 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$7,253,868	$19,493

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	4,218,378	(598,311)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	437,252	(1,609,625)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,914,773	152,549

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	7,887,936	(3,001,753)

		$(5,037,647)

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 72.8%
	U.S. Treasury Bonds
$603,300	4.50%, due 02/15/36	$769,962
236,900	4.75%, due 02/15/37	313,448
239,400	5.00%, due 05/15/37	327,679
440,600	4.38%, due 02/15/38	553,814
620,700	4.50%, due 05/15/38	794,884
786,200	3.50%, due 02/15/39	859,845
765,900	4.25%, due 05/15/39	946,425
558,700	4.50%, due 08/15/39	717,362
994,000	4.38%, due 11/15/39	1,252,673
899,700	4.63%, due 02/15/40	1,178,115
1,005,300	4.38%, due 05/15/40	1,267,699
954,000	3.88%, due 08/15/40	1,110,068
1,063,900	4.25%, due 11/15/40	1,315,745
819,000	4.75%, due 02/15/41	1,093,941
774,100	4.38%, due 05/15/41	976,636
969,800	3.75%, due 08/15/41	1,102,541
1,388,400	3.13%, due 11/15/41	1,404,236
1,267,900	3.13%, due 02/15/42	1,280,975
1,145,300	3.00%, due 05/15/42	1,126,957
1,477,300	2.75%, due 08/15/42	1,377,236
1,450,500	2.75%, due 11/15/42	1,350,438
596,100	3.13%, due 02/15/43	599,733
	Total Long-Term U.S. Treasury Obligations (Cost $22,264,141)	21,720,412

	U.S. Government & Agency Securities (a) — 6.8%
	Federal Farm Credit Bank
38,091	0.01%, due 03/01/13	38,091
	Federal Home Loan Bank
1,980,745	0.00%, due 03/01/13	1,980,745
	Federal Home Loan Mortgage Corp.
2,209	0.04%, due 03/01/13	2,209
	Federal National Mortgage Association
990	0.01%, due 03/01/13	990
11,427	0.03%, due 03/01/13	11,427
	Total U.S. Government & Agency Securities (Cost $2,033,462)	2,033,462

	Repurchase Agreements (a)(b) — 20.6%
6,152,861	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $6,152,886	6,152,861
	Total Repurchase Agreements (Cost $6,152,861)	6,152,861

	Total Investment Securities (Cost $30,450,464) — 100.2%	29,906,735
	Liabilities in excess of other assets — (0.2%)	(48,099)
	Net Assets — 100.0%	$29,858,636

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,112,307.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(589,056)
Net unrealized depreciation	$(589,056)
Federal income tax cost of investments	$30,495,791

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	11	06/19/13	$1,581,594	$(3,795)

Cash collateral in the amount of $37,125 was pledged to cover margin requirements for open futures contracts as of February 28, 2013.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$19,097,840	$4,643

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	557,287	(16,690)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	1,518,538	(416,899)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	10,973,563	46,184

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	4,762,227	(110,681)

		$(493,443)

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.7%
	Federal Farm Credit Bank
$12,603	0.01%, due 03/01/13	$12,603
	Federal Home Loan Bank
655,372	0.00%, due 03/01/13	655,372
	Federal Home Loan Mortgage Corp.
731	0.04%, due 03/01/13	731
	Federal National Mortgage Association
328	0.01%, due 03/01/13	328
3,781	0.03%, due 03/01/13	3,781
	U.S. Treasury Bills
1,000,000	0.00%, due 04/04/13	999,906
1,000,000	0.00%, due 05/16/13	999,776
	Total U.S. Government & Agency Securities (Cost $2,672,497)	2,672,497

	Repurchase Agreements (a)(b) — 35.2%
1,823,482	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $1,823,488	1,823,482
	Total Repurchase Agreements (Cost $1,823,482)	1,823,482

	Total Investment Securities (Cost $4,495,979)† — 86.9%	4,495,979
	Other assets less liabilities — 13.1%	680,110
	Net Assets — 100.0%	$5,176,089

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,155,661.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra High Yield had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$744,832	$389,507

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	844,775	47,247

Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	851,341	124,104

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	7,875,135	42,681

		$603,539

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.2%
	Federal Farm Credit Bank
$16,002	0.01%, due 03/01/13	$16,002
	Federal Home Loan Bank
832,107	0.00%, due 03/01/13	832,107
	Federal Home Loan Mortgage Corp.
928	0.04%, due 03/01/13	928
	Federal National Mortgage Association
416	0.01%, due 03/01/13	416
4,801	0.03%, due 03/01/13	4,801
	U.S. Treasury Bills
196,000	0.00%, due 04/04/13	195,990
1,000,000	0.00%, due 05/16/13	999,787
	Total U.S. Government & Agency Securities (Cost $2,050,031)	2,050,031

	Repurchase Agreements (a)(b) — 56.8%
3,135,707	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $3,135,718	3,135,707
	Total Repurchase Agreements (Cost $3,135,707)	3,135,707

	Total Investment Securities (Cost $5,185,738)† — 94.0%	5,185,738
	Other assets less liabilities — 6.0%	331,805
	Net Assets — 100.0%	$5,517,543

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $1,018,185.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Ultra Investment Grade Corporate had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$10,079,367	$(34,007)

Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	675,180	(29,668)

Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	293,796	96,675

		$33,000

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 84.0%

	U.S. Treasury Inflation Index Bonds
$1,590,369	0.75%, due 02/15/42	$1,693,390
1,657,147	0.63%, due 02/15/43	1,693,315
	Total Long-Term U.S. Treasury Obligations (Cost $3,248,860)	3,386,705

	U.S. Government & Agency Securities (a) — 1.1%
	Federal Farm Credit Bank
799	0.01%, due 03/01/13	799
	Federal Home Loan Bank
41,524	0.00%, due 03/01/13	41,524
	Federal Home Loan Mortgage Corp.
46	0.04%, due 03/01/13	46
	Federal National Mortgage Association
21	0.01%, due 03/01/13	21
240	0.03%, due 03/01/13	240
	Total U.S. Government & Agency Securities (Cost $42,630)	42,630

	Repurchase Agreements (a)(b) — 2.9%
115,677	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $115,677	115,677
	Total Repurchase Agreements (Cost $115,677)	115,677

	Total Investment Securities (Cost $3,407,167) — 88.0%	3,545,012
	Other assets less liabilities — 12.0%	485,198
	Net Assets — 100.0%	$4,030,210

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $10,011.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,420
Aggregate gross unrealized depreciation	(3,575)
Net unrealized appreciation	$137,845
Federal income tax cost of investments	$3,407,167

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$654,879	$75,011

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,556,769)	(141,553)

		$(66,542)

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 84.0%

	U.S. Treasury Bonds
$1,532,500	3.13%, due 02/15/42	$1,548,304
1,539,000	3.13%, due 02/15/43	1,548,378
	Total Long-Term U.S. Treasury Obligations (Cost $3,049,083)	3,096,682

	U.S. Government & Agency Securities (a) — 2.7%
	Federal Farm Credit Bank
1,835	0.01%, due 03/01/13	1,835
	Federal Home Loan Bank
95,406	0.00%, due 03/01/13	95,406
	Federal Home Loan Mortgage Corp.
106	0.04%, due 03/01/13	106
	Federal National Mortgage Association
48	0.01%, due 03/01/13	48
550	0.03%, due 03/01/13	550
	Total U.S. Government & Agency Securities (Cost $97,945)	97,945

	Repurchase Agreements (a)(b) — 22.6%
833,203	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $833,204	833,203
	Total Repurchase Agreements (Cost $833,203)	833,203

	Total Investment Securities (Cost $3,980,231) — 109.3%	4,027,830
	Liabilities in excess of other assets — (9.3%)	(344,206)
	Net Assets — 100.0%	$3,683,624

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $590,419.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,599
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$47,599
Federal income tax cost of investments	$3,980,231

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(3,689,554)	$(468,171)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	1,970,420	137,582

		$(330,589)

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 70.8%

	U.S. Treasury Inflation Index Note
$1,302,075	0.13%, due 01/15/23	$1,406,394
	Total Long-Term U.S. Treasury Obligation (Cost $1,396,126)	1,406,394

	U.S. Government & Agency Securities (a) — 0.9%
	Federal Farm Credit Bank
337	0.01%, due 03/01/13	337
	Federal Home Loan Bank
17,533	0.00%, due 03/01/13	17,533
	Federal Home Loan Mortgage Corp.
20	0.04%, due 03/01/13	20
	Federal National Mortgage Association
9	0.01%, due 03/01/13	9
101	0.03%, due 03/01/13	101
	Total U.S. Government & Agency Securities (Cost $18,000)	18,000

	Repurchase Agreements (a)(b) — 9.6%
191,184	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $191,184	191,184
	Total Repurchase Agreements (Cost $191,184)	191,184

	Total Investment Securities (Cost $1,605,310) — 81.3%	1,615,578
	Other assets less liabilities — 18.7%	372,564
	Net Assets — 100.0%	$1,988,142

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $146,567.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,268
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$10,268
Federal income tax cost of investments	$1,605,310

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(6,521,877)	$52,949

Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	1,008,366	8,601

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(100,740)	(751)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	3,561,688	37,194

		$97,993

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2013 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 53.6%

	U.S. Treasury Note
$1,033,000	1.63%, due 11/15/22	$1,011,614
	Total Long-Term U.S. Treasury Obligation (Cost $1,000,389)	1,011,614

	U.S. Government & Agency Securities (a) — 0.8%
	Federal Farm Credit Bank
276	0.01%, due 03/01/13	276
	Federal Home Loan Bank
14,326	0.00%, due 03/01/13	14,326
	Federal Home Loan Mortgage Corp.
16	0.04%, due 03/01/13	16
	Federal National Mortgage Association
7	0.01%, due 03/01/13	7
83	0.03%, due 03/01/13	83
	Total U.S. Government & Agency Securities (Cost $14,708)	14,708

	Repurchase Agreements (a)(b) — 7.8%
146,575	Repurchase Agreements with various counterparties, rates 0.09% - 0.17%, dated 02/28/13, due 03/01/13, total to be received $146,575	146,575
	Total Repurchase Agreements (Cost $146,575)	146,575

	Total Investment Securities (Cost $1,161,672) — 62.2%	1,172,897
	Other assets less liabilities — 37.8%	711,543
	Net Assets — 100.0%	$1,884,440

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2013, the aggregate amount held in a segregated account was $110,119.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,426
Aggregate gross unrealized depreciation	(201)
Net unrealized appreciation	$11,225
Federal income tax cost of investments	$1,161,672

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(131,368)	$(1,379)

Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	4,315,813	392,868

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(5,513,766)	(59,257)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	931,029	10,534

		$342,766

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 119 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly:	Name (effective February 7, 2013)
ProShares Credit Suisse 130/30	ProShares Large Cap Core Plus

Formerly:	Name (effective February 11, 2013)
ProShares UltraShort MSCI Brazil	ProShares UltraShort MSCI Brazil Capped
ProShares UltraShort MSCI Mexico Investable Market	ProShares UltraShort MSCI Mexico Capped IMI
ProShares Ultra MSCI Brazil	ProShares Ultra MSCI Brazil Capped
ProShares Ultra MSCI Mexico Investable Market	ProShares Ultra MSCI Mexico Capped IMI

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share (“NAV”) of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•                  Level 1— Quoted prices in active markets for identical assets.

•                  Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 as of February 28, 2013, based on levels assigned to securities on May 31, 2012.

The following is a summary of the valuations as of February 28, 2013 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks	Rights	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	—	—	—	—	$6,571,241	$10,438	$25,871	—	—	$6,607,550	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	545,365	3,534,838	22,550	—	—	4,102,753	—
Global Listed Private Equity ETF	$3,880,043	—	—	—	—	11	29	—	—	3,880,083	—
Hedge Replication ETF	6,711,106	$12,447	—	—	—	32,809,552	5,736,186	$(42,787)	—	45,256,844	$(30,340)
Large Cap Core Plus	93,565,182	—	—	—	—	929,790	2,336,494	1,862,164	—	96,831,466	1,862,164
Merger ETF	3,109,209	—	$91,521	—	—	109,424	551,238	(132,865)	$12,015	3,861,392	(120,850)
RAFI® Long/Short	20,899,080	—	—	—	—	634,128	1,575,354	(1,036,135)	—	23,108,562	(1,036,135)
Short S&P500®	—	(1,098,264)	—	—	—	861,276,431	910,584,659	(12,027,910)	—	1,771,861,090	(13,126,174)
Short QQQ®	—	(56,409)	—	—	—	95,782,269	120,251,121	(9,418,932)	—	216,033,390	(9,475,341)
Short Dow30SM	—	(240,284)	—	—	—	124,265,160	142,044,333	(18,446,750)	—	266,309,493	(18,687,034)
Short MidCap400	—	(10,508)	—	—	—	10,838,463	15,653,918	(2,088,807)	—	26,492,381	(2,099,315)
Short Russell2000	—	(150,015)	—	—	—	220,115,106	229,109,144	(28,565,433)	—	449,224,250	(28,715,448)
Short SmallCap600	—	—	—	—	—	5,570,912	7,773,416	(138,714)	—	13,344,328	(138,714)
UltraShort Russell3000	—	—	—	—	—	529,789	1,016,476	(350,917)	—	1,546,265	(350,917)
UltraShort S&P500®	—	(846,834)	—	—	—	1,098,486,907	1,022,767,359	(124,365,420)	—	2,121,254,266	(125,212,254)
UltraShort QQQ®	—	(65,625)	—	—	—	229,222,424	217,642,684	(24,906,298)	—	446,865,108	(24,971,923)
UltraShort Dow30SM	—	(394,263)	—	—	—	143,028,297	175,493,645	(46,100,214)	—	318,521,942	(46,494,477)
UltraShort MidCap400	—	(12,965)	—	—	—	8,685,756	13,337,031	(2,368,597)	—	22,022,787	(2,381,562)
UltraShort Russell2000	—	(144,476)	—	—	—	146,450,530	249,074,283	(69,981,851)	—	395,524,813	(70,126,327)
UltraShort SmallCap600	—	—	—	—	—	2,672,535	5,450,146	(1,015,348)	—	8,122,681	(1,015,348)
UltraPro Short S&P500®	—	121,235	—	—	—	270,292,726	360,823,516	(81,094,651)	—	631,116,242	(80,973,416)
UltraPro Short QQQ®	—	(42,124)	—	—	—	102,189,493	88,060,926	(17,171,399)	—	190,250,419	(17,213,523)
UltraPro Short Dow30SM	—	(82,576)	—	—	—	54,460,943	67,410,882	(19,120,252)	—	121,871,825	(19,202,828)
UltraPro Short MidCap400	—	(9,574)	—	—	—	4,892,675	2,804,780	(1,515,447)	—	7,697,455	(1,525,021)
UltraPro Short Russell2000	—	14,557	—	—	—	29,536,040	43,310,554	(7,972,952)	—	72,846,594	(7,958,395)
UltraShort Russell1000 Value	—	—	—	—	—	437,579	1,113,577	(321,519)	—	1,551,156	(321,519)
UltraShort Russell1000 Growth	—	—	—	—	—	677,944	1,313,693	(228,197)	—	1,991,637	(228,197)
UltraShort Russell MidCap Value	—	—	—	—	—	455,255	931,349	(386,068)	—	1,386,604	(386,068)
UltraShort Russell MidCap Growth	—	—	—	—	—	691,005	1,307,358	(440,007)	—	1,998,363	(440,007)
UltraShort Russell2000 Value	—	—	—	—	—	1,314,294	2,971,105	(1,075,416)	—	4,285,399	(1,075,416)
UltraShort Russell2000 Growth	—	—	—	—	—	2,132,403	4,874,900	(1,501,036)	—	7,007,303	(1,501,036)
Short Basic Materials	—	—	—	—	—	3,068,300	3,601,943	62,239	—	6,670,243	62,239
Short Financials	—	—	—	—	—	24,792,244	30,979,793	(2,419,053)	—	55,772,037	(2,419,053)
Short Oil & Gas	—	—	—	—	—	1,931,909	2,638,099	(155,952)	—	4,570,008	(155,952)
Short Real Estate	—	—	—	—	—	11,429,689	14,127,481	(1,604,399)	—	25,557,170	(1,604,399)
Short KBW Regional Banking	—	—	—	—	—	1,614,932	2,867,112	(413,126)	—	4,482,044	(413,126)
UltraShort Basic Materials	—	—	—	—	—	10,788,415	24,322,709	(1,187,656)	—	35,111,124	(1,187,656)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	2,228,821	6,093,611	(1,280,217)	—	8,322,432	(1,280,217)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks	Rights	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Consumer Goods	—	—	—	—	—	$856,413	$1,469,555	$(361,730)	—	$2,325,968	$(361,730)
UltraShort Consumer Services	—	—	—	—	—	2,441,966	5,881,774	(773,973)	—	8,323,740	(773,973)
UltraShort Financials	—	—	—	—	—	49,291,853	106,265,527	(9,440,498)	—	155,557,380	(9,440,498)
UltraShort Health Care	—	—	—	—	—	1,471,265	4,008,181	(1,134,709)	—	5,479,446	(1,134,709)
UltraShort Industrials	—	—	—	—	—	1,739,654	5,524,811	(1,604,050)	—	7,264,465	(1,604,050)
UltraShort Oil & Gas	—	—	—	—	—	27,628,772	51,221,699	(6,663,568)	—	78,850,471	(6,663,568)
UltraShort Real Estate	—	—	—	—	—	33,240,592	62,277,590	(9,148,164)	—	95,518,182	(9,148,164)
UltraShort Semiconductors	—	—	—	—	—	3,948,217	5,937,070	(934,485)	—	9,885,287	(934,485)
UltraShort Technology	—	—	—	—	—	3,192,248	6,068,025	27,908	—	9,260,273	27,908
UltraShort Telecommunications	—	—	—	—	—	449,495	1,409,195	(117,896)	—	1,858,690	(117,896)
UltraShort Utilities	—	—	—	—	—	1,009,196	1,807,029	(289,777)	—	2,816,225	(289,777)
UltraPro Short Financials	—	—	—	—	—	279,111	1,975,611	(211,660)	—	2,254,722	(211,660)
Short MSCI EAFE	—	—	—	—	—	50,357,133	69,793,548	(24,674,985)	—	120,150,681	(24,674,985)
Short MSCI Emerging Markets	—	—	—	—	—	86,491,461	101,217,693	(16,186,820)	—	187,709,154	(16,186,820)
Short FTSE China 25	—	—	—	—	—	2,316,025	3,175,210	(34,855)	—	5,491,235	(34,855)
UltraShort MSCI EAFE	—	—	—	—	—	3,118,716	8,565,611	(3,553,046)	—	11,684,327	(3,553,046)
UltraShort MSCI Emerging Markets	—	—	—	—	—	18,283,728	32,602,854	(12,971,054)	—	50,886,582	(12,971,054)
UltraShort MSCI Europe	—	—	—	—	—	28,255,147	44,546,498	(11,314,813)	—	72,801,645	(11,314,813)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	509,329	890,908	(231,618)	—	1,400,237	(231,618)
UltraShort MSCI Brazil Capped	—	—	—	—	—	4,106,369	12,150,519	(2,567,782)	—	16,256,888	(2,567,782)
UltraShort FTSE China 25	—	—	—	—	—	53,466,504	60,900,062	(25,019,203)	—	114,366,566	(25,019,203)
UltraShort MSCI Japan	—	—	—	—	—	2,958,725	6,714,754	(3,063,587)	—	9,673,479	(3,063,587)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	1,005,060	1,492,400	(404,491)	—	2,497,460	(404,491)
Short 7-10 Year Treasury	—	$(10)	—	—	—	11,875,602	15,097,581	(1,095,974)	—	26,973,183	(1,095,984)
Short 20+ Year Treasury	—	47,386	—	—	—	453,237,316	532,875,074	(24,443,210)	—	986,112,390	(24,395,824)
Short High Yield	—	—	—	—	—	20,091,123	32,611,819	(3,631,074)	—	52,702,942	(3,631,074)
Short Investment Grade Corporate	—	—	—	—	—	1,740,592	2,107,371	(32,520)	—	3,847,963	(32,520)
UltraShort 3-7 Year Treasury	—	—	—	—	—	2,073,937	2,963,783	(259,267)	—	5,037,720	(259,267)
UltraShort 7-10 Year Treasury	—	(27)	—	—	—	143,695,003	181,670,128	(35,379,357)	—	325,365,131	(35,379,384)
UltraShort 20+ Year Treasury	—	158,272	—	—	—	1,524,105,098	1,801,332,939	(75,533,973)	—	3,325,438,037	(75,375,701)
UltraShort TIPS	—	—	—	—	—	2,998,146	3,102,153	(914,522)	—	6,100,299	(914,522)
UltraPro Short 20+ Year Treasury	—	—	—	—	—	9,254,455	24,916,774	437,353	—	34,171,229	437,353
Ultra Russell3000	$1,806,703	—	—	$2	—	1,035,588	1,656,324	1,038,309	—	4,498,617	1,038,309
Ultra S&P500®	713,794,274	2,774,343	—	—	—	256,051,059	256,012,020	96,279,690	—	1,225,857,353	99,054,033
Ultra QQQ®	424,814,272	904,673	—	—	—	37,628,690	58,747,852	8,954,197	—	521,190,814	9,858,870
Ultra Dow30SM	84,302,648	1,261,254	—	—	—	41,733,357	47,184,592	33,850,112	—	173,220,597	35,111,366
Ultra MidCap400	509,390,995	8,814,643	—	—	—	199,009,787	217,721,546	31,906,308	—	926,122,328	40,720,951
Ultra Russell2000	433,089,952	8,632,547	—	4,647	—	232,994,630	280,501,728	45,744,978	—	946,590,957	54,377,525

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks	Rights	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra SmallCap600	$9,229,981	—	—	—	—	$6,921,125	$7,513,923	$372,152	—	$23,665,029	$372,152
UltraPro S&P500®	128,482,525	$802,809	—	—	—	26,892,150	157,809,671	3,653,260	—	313,184,346	4,456,069
UltraPro QQQ®	83,291,958	38,815	—	—	—	24,894,669	79,894,505	39,768,486	—	188,081,132	39,807,301
UltraPro Dow30SM	28,925,047	299,176	—	—	—	3,164,782	13,143,564	3,741,204	—	45,233,393	4,040,380
UltraPro MidCap400	16,578,685	325,321	—	—	—	5,613,875	8,555,583	815,350	—	30,748,143	1,140,671
UltraPro Russell2000	49,203,097	369,355	—	$389	—	4,180,818	21,892,296	18,741,755	—	75,276,600	19,111,110
Ultra Russell1000 Value	3,091,009	—	—	—	—	1,063,327	1,480,285	655,983	—	5,634,621	655,983
Ultra Russell1000 Growth	9,241,511	—	—	—	—	2,051,093	3,152,961	1,478,789	—	14,445,565	1,478,789
Ultra Russell MidCap Value	2,897,200	—	—	—	—	1,625,395	1,936,251	1,506,611	—	6,458,846	1,506,611
Ultra Russell MidCap Growth	3,908,886	—	—	—	—	1,817,297	2,668,035	921,427	—	8,394,218	921,427
Ultra Russell2000 Value	5,863,754	—	—	73	—	183,457	1,047,967	1,477,808	—	7,095,251	1,477,808
Ultra Russell2000 Growth	7,794,884	—	—	23	—	1,839,675	2,351,261	1,022,070	—	11,985,843	1,022,070
Ultra Basic Materials	98,336,028	—	—	—	—	9,115,305	30,566,512	(1,150,862)	—	138,017,845	(1,150,862)
Ultra Nasdaq Biotechnology	39,729,274	—	—	—	—	1,805,654	8,795,175	3,115,582	—	50,330,103	3,115,582
Ultra Consumer Goods	12,307,696	—	—	—	—	671,342	2,533,677	1,633,251	—	15,512,715	1,633,251
Ultra Consumer Services	9,635,133	—	—	—	—	546,665	2,327,913	1,049,166	—	12,509,711	1,049,166
Ultra Financials	522,143,774	—	—	—	—	38,600,271	54,409,684	119,726,760	—	615,153,729	119,726,760
Ultra Health Care	36,971,194	—	—	—	—	2,004,535	8,204,077	4,879,938	—	47,179,806	4,879,938
Ultra Industrials	17,242,214	—	—	—	—	482,624	2,607,048	3,791,393	—	20,331,886	3,791,393
Ultra Oil & Gas	118,430,717	—	—	—	—	17,826,614	30,075,942	9,619,461	—	166,333,273	9,619,461
Ultra Real Estate	251,663,443	—	—	—	—	12,223,836	45,213,355	70,320,373	—	309,100,634	70,320,373
Ultra KBW Regional Banking	1,882,810	—	—	—	—	50,674	299,632	381,984	—	2,233,116	381,984
Ultra Semiconductors	29,127,532	—	—	—	—	2,252,878	6,484,509	1,286,234	—	37,864,919	1,286,234
Ultra Technology	52,402,004	—	—	—	—	3,992,476	13,463,947	659,108	—	69,858,427	659,108
Ultra Telecommunications	3,260,729	—	—	—	—	60,808	229,224	(210,539)	—	3,550,761	(210,539)
Ultra Utilities	13,437,625	—	—	—	—	573,539	2,927,314	1,905,085	—	16,938,478	1,905,085
UltraPro Financials	1,897,749	—	—	—	—	24,706	1,198,668	339,167	—	3,121,123	339,167
Ultra MSCI EAFE	—	—	—	—	—	3,526,531	5,467,562	2,853,823	—	8,994,093	2,853,823
Ultra MSCI Emerging Markets	—	—	—	—	—	13,300,084	24,274,033	2,789,717	—	37,574,117	2,789,717
Ultra MSCI Europe	—	—	—	—	—	3,311,386	5,116,947	1,798,202	—	8,428,333	1,798,202
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	1,059,296	2,012,972	1,138,853	—	3,072,268	1,138,853
Ultra MSCI Brazil Capped	—	—	—	—	—	3,748,023	9,551,244	(1,839,520)	—	13,299,267	(1,839,520)
Ultra FTSE China 25	—	—	—	—	—	15,122,234	22,861,035	1,269,566	—	37,983,269	1,269,566
Ultra MSCI Japan	—	—	—	—	—	4,747,404	6,935,949	4,283,207	—	11,683,353	4,283,207
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	1,282,311	2,648,104	1,002,524	—	3,930,415	1,002,524
Ultra 7-10 Year Treasury	—	(68)	—	—	$4,082,010	6,557,634	8,547,311	(5,037,647)	—	19,186,955	(5,037,715)
Ultra 20+ Year Treasury	—	(3,795)	—	—	21,720,412	2,033,462	6,152,861	(493,443)	—	29,906,735	(497,238)
Ultra High Yield	—	—	—	—	—	2,672,497	1,823,482	603,539	—	4,495,979	603,539
Ultra Investment Grade Corporate	—	—	—	—	—	2,050,031	3,135,707	33,000	—	5,185,738	33,000
30 Year TIPS/TSY Spread	—	—	—	—	3,386,705	42,630	115,677	(66,542)	—	3,545,012	(66,542)
Short 30 Year TIPS/TSY Spread	—	—	—	—	3,096,682	97,945	833,203	(330,589)	—	4,027,830	(330,589)
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	1,406,394	18,000	191,184	97,993	—	1,615,578	97,993
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	1,011,614	14,708	146,575	342,766	—	1,172,897	342,766

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2013, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.12%, dated 02/28/13, due 03/01/13 (1)	Barclays Capital, Inc., 0.15%, dated 02/28/13, due 03/01/13 (2)	BNP Paribas Securities Corp., 0.15%, dated 02/28/13, due 03/01/13 (3)	BNP Paribas Securities Corp., 0.16%, dated 02/28/13, due 03/01/13 (4)	Credit Suisse (USA) LLC, 0.16%, dated 02/28/13, due 03/01/13 (5)	Credit Suisse (USA) LLC, 0.17%, dated 02/28/13, due 03/01/13 (6)	JPMorgan Securities, Inc., 0.16%, dated 02/28/13, due 03/01/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 02/28/13, due 03/01/13 (8)	UBS Securities LLC, 0.09%, dated 02/28/13, due 03/01/13 (9)	UBS Securities LLC, 0.15%, dated 02/28/13, due 03/01/13 (10)	UBS Securities LLC, 0.17%, dated 02/28/13, due 03/01/13 (11)
USD Covered Bond	$2,933	$4,810	$4,887	$1,155	$455	$196	$2,346	$5,083	$391	$3,323	$292
German Sovereign/Sub-Sovereign ETF	2,556	4,192	4,260	1,005	397	169	2,045	4,431	341	2,897	257
Global Listed Private Equity ETF	4	4	5	1	1	-	3	6	-	4	1
Hedge Replication ETF	650,222	1,066,364	1,083,703	255,754	100,929	43,347	520,178	1,127,051	86,696	736,919	65,023
Large Cap Core Plus	265,593	432,797	435,426	102,760	43,218	18,285	212,475	457,180	41,775	298,692	28,293
Merger ETF	69,028	88,704	51,243	12,093	28,289	9,706	55,222	91,574	65,349	57,814	22,216
RAFI® Long/Short	178,655	292,689	296,965	70,084	27,950	11,974	142,924	309,319	24,518	202,221	18,055
Short S&P500®	105,014,027	165,499,670	157,514,695	37,173,468	21,123,340	8,401,630	84,011,221	174,320,492	29,409,512	113,413,118	14,703,486
Short QQQ®	14,078,286	21,413,247	19,101,461	4,507,945	3,386,883	1,287,540	11,262,629	22,482,929	5,715,972	14,559,439	2,454,790
Short Dow30SM	16,682,199	25,183,484	22,138,762	5,224,748	4,149,859	1,565,339	13,345,759	26,423,255	7,209,408	17,093,723	3,027,797
Short MidCap400	1,859,905	2,730,173	2,266,322	534,852	518,293	190,675	1,487,924	2,857,087	981,485	1,841,166	386,036
Short Russell2000	26,856,021	40,727,643	36,124,014	8,525,267	6,547,465	2,481,283	21,484,817	42,750,588	11,180,502	27,673,297	4,758,247
Short SmallCap600	913,840	1,376,274	1,204,253	284,204	229,666	86,428	731,072	1,443,712	402,402	933,665	167,900
UltraShort Russell3000	125,659	166,994	107,642	25,404	47,543	16,520	100,527	173,022	106,329	109,841	36,995
UltraShort S&P500®	120,800,514	179,891,804	153,883,567	36,316,522	31,821,304	11,849,417	96,640,411	188,509,284	57,863,284	121,723,050	23,468,202
UltraShort QQQ®	25,861,250	37,953,960	31,491,432	7,431,978	7,212,419	2,652,935	20,689,000	39,717,480	13,665,540	25,594,008	5,372,682
UltraShort Dow30SM	21,500,453	29,240,621	20,156,686	4,756,978	7,655,716	2,687,556	17,200,363	30,369,395	16,662,842	19,350,412	5,912,623
UltraShort MidCap400	1,656,353	2,175,099	1,350,901	318,813	645,404	223,199	1,325,082	2,250,749	1,461,372	1,426,100	503,959
UltraShort Russell2000	30,724,891	41,058,992	26,911,720	6,351,166	11,461,680	3,992,041	24,579,913	42,566,048	25,477,512	27,046,686	8,903,634
UltraShort SmallCap600	677,215	888,112	549,213	129,614	264,737	91,506	541,772	918,868	600,236	582,077	206,796
UltraPro Short S&P500®	45,200,666	58,026,263	33,399,993	7,882,398	18,567,061	6,368,134	36,160,533	59,896,663	42,929,072	37,808,397	14,584,336
UltraPro Short QQQ®	10,811,792	14,624,055	9,927,769	2,342,954	3,907,154	1,368,137	8,649,433	15,180,010	8,562,430	9,663,961	3,023,231
UltraPro Short Dow30SM	8,492,198	10,740,600	5,855,213	1,381,830	3,604,000	1,230,023	6,793,759	11,068,492	8,434,930	6,968,988	2,840,849
UltraPro Short MidCap400	331,519	492,816	420,045	99,131	87,953	32,700	265,215	516,339	160,790	333,325	64,947
UltraPro Short Russell2000	5,253,086	7,328,088	5,403,653	1,275,262	1,738,570	618,325	4,202,469	7,630,693	3,649,723	4,881,020	1,329,665
UltraShort Russell1000 Value	141,380	175,122	87,871	20,737	62,647	21,246	113,104	180,043	148,881	112,946	49,600
UltraShort Russell1000 Growth	163,503	213,502	130,206	30,729	64,576	22,284	130,803	220,794	147,024	139,769	50,503
UltraShort Russell MidCap Value	115,442	152,363	96,148	22,691	44,433	15,397	92,354	157,747	100,097	100,033	34,644
UltraShort Russell MidCap Growth	161,881	214,229	136,321	32,172	61,895	21,471	129,505	221,863	139,047	140,751	48,223
UltraShort Russell2000 Value	374,272	473,424	258,208	60,937	158,795	54,198	299,418	487,884	371,613	307,190	125,166
UltraShort Russell2000 Growth	600,900	804,556	530,354	125,164	223,051	77,752	480,720	834,256	494,728	530,253	173,166
Short Basic Materials	430,557	622,745	500,490	118,116	126,634	46,072	344,446	650,773	248,461	418,489	95,160
Short Financials	3,607,911	5,556,641	5,074,817	1,197,657	818,504	315,597	2,886,329	5,840,831	1,306,819	3,788,688	585,999
Short Oil & Gas	312,484	462,125	389,691	91,967	84,621	31,322	249,987	483,948	157,047	312,191	62,716
Short Real Estate	1,674,890	2,471,639	2,074,867	489,669	457,374	168,989	1,339,912	2,587,832	853,942	1,668,891	339,476
Short KBW Regional Banking	354,689	470,502	301,598	71,177	134,813	46,810	283,751	487,392	302,095	309,325	104,960
UltraShort Basic Materials	3,105,898	3,787,346	1,774,603	418,806	1,419,161	479,211	2,484,718	3,886,723	3,407,786	2,431,412	1,127,045
UltraShort Nasdaq Biotechnology	779,299	946,381	435,108	102,685	358,879	121,051	623,439	970,747	863,984	606,814	285,224
UltraShort Consumer Goods	180,267	244,381	166,962	39,403	64,750	22,697	144,214	253,731	141,501	161,587	50,062
UltraShort Consumer Services	720,622	979,970	675,385	159,391	256,649	90,094	576,498	1,017,792	558,657	648,497	198,219
UltraShort Financials	13,410,877	16,881,014	9,036,814	2,132,688	5,749,208	1,959,230	10,728,702	17,387,076	13,505,007	10,938,307	4,536,604
UltraShort Health Care	509,112	629,838	314,391	74,196	226,152	76,671	407,289	647,444	537,915	406,072	179,101
UltraShort Industrials	712,493	845,545	346,488	81,771	342,250	114,780	569,995	864,948	835,080	538,372	273,089
UltraShort Oil & Gas	6,445,146	8,177,157	4,510,444	1,064,465	2,716,897	928,194	5,156,117	8,429,741	6,343,043	5,310,430	2,140,065
UltraShort Real Estate	7,863,343	9,885,201	5,265,256	1,242,600	3,380,193	1,151,448	6,290,674	10,180,055	7,947,923	6,402,887	2,668,010
UltraShort Semiconductors	704,645	1,037,077	865,709	204,307	194,409	71,672	563,716	1,085,557	365,609	699,815	144,554
UltraShort Technology	760,539	975,012	558,524	131,812	313,359	107,426	608,431	1,006,289	725,360	635,050	246,223
UltraShort Telecommunications	181,106	216,991	93,451	22,054	85,513	28,745	144,885	222,224	207,532	138,568	68,126

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.12%, dated 02/28/13, due 03/01/13 (1)	Barclays Capital, Inc., 0.15%, dated 02/28/13, due 03/01/13 (2)	BNP Paribas Securities Corp., 0.15%, dated 02/28/13, due 03/01/13 (3)	BNP Paribas Securities Corp., 0.16%, dated 02/28/13, due 03/01/13 (4)	Credit Suisse (USA) LLC, 0.16%, dated 02/28/13, due 03/01/13 (5)	Credit Suisse (USA) LLC, 0.17%, dated 02/28/13, due 03/01/13 (6)	JPMorgan Securities, Inc., 0.16%, dated 02/28/13, due 03/01/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 02/28/13, due 03/01/13 (8)	UBS Securities LLC, 0.09%, dated 02/28/13, due 03/01/13 (9)	UBS Securities LLC, 0.15%, dated 02/28/13, due 03/01/13 (10)	UBS Securities LLC, 0.17%, dated 02/28/13, due 03/01/13 (11)
UltraShort Utilities	223,353	296,947	191,650	45,229	84,417	29,339	178,682	307,679	188,712	195,340	65,681
UltraPro Short Financials	253,939	304,129	130,709	30,847	119,992	40,331	203,150	311,450	291,276	194,190	95,598
Short MSCI EAFE	8,446,783	11,847,695	8,856,542	2,090,144	2,749,381	980,833	6,757,427	12,343,661	5,721,096	7,902,163	2,097,823
Short MSCI Emerging Markets	11,840,237	18,044,423	16,156,736	3,812,990	2,823,159	1,075,508	9,472,189	18,949,201	4,726,451	12,274,298	2,042,501
Short FTSE China 25	381,044	545,817	429,096	101,267	115,883	41,881	304,835	569,846	232,066	365,937	87,538
UltraShort MSCI EAFE	1,086,757	1,348,573	681,812	160,908	479,798	162,807	869,406	1,386,755	1,138,818	870,234	379,743
UltraShort MSCI Emerging Markets	4,047,056	5,321,232	3,318,167	783,087	1,572,145	543,958	3,237,644	5,507,049	3,555,302	3,490,047	1,227,167
UltraShort MSCI Europe	5,369,075	7,608,606	5,832,113	1,376,379	1,691,803	607,246	4,295,260	7,935,204	3,458,260	5,087,721	1,284,831
UltraShort MSCI Pacific ex-Japan	109,677	147,332	98,061	23,142	40,364	14,090	87,741	152,823	89,189	97,185	31,304
UltraShort MSCI Brazil Capped	1,539,192	1,918,033	986,566	232,829	673,787	228,913	1,231,353	1,973,281	1,594,529	1,239,216	532,820
UltraShort FTSE China 25	7,372,192	10,334,320	7,713,875	1,820,474	2,404,000	857,328	5,897,754	10,766,297	5,007,299	6,891,756	1,834,767
UltraShort MSCI Japan	845,109	1,071,533	589,645	139,156	356,739	121,850	676,088	1,104,553	833,288	695,752	281,041
UltraShort MSCI Mexico Capped IMI	180,572	253,438	189,755	44,782	58,658	20,934	144,457	264,064	121,931	169,065	44,744
Short 7-10 Year Treasury	1,723,771	2,780,569	2,752,076	649,490	300,864	124,588	1,379,017	2,934,685	336,207	1,914,927	201,387
Short 20+ Year Treasury	61,370,694	97,026,606	92,853,938	21,913,529	12,123,777	4,845,824	49,096,555	102,226,427	16,481,645	66,535,676	8,400,403
Short High Yield	3,821,893	5,799,023	5,148,777	1,215,111	929,582	352,476	3,057,514	6,087,354	1,584,105	3,940,744	675,240
Short Investment Grade Corporate	245,217	378,422	346,887	81,865	55,089	21,293	196,174	397,848	87,087	258,134	39,355
UltraShort 3-7 Year Treasury	343,002	536,143	502,972	118,701	72,164	28,363	274,401	564,310	106,187	366,752	50,788
UltraShort 7-10 Year Treasury	21,334,760	32,211,465	28,324,753	6,684,642	5,304,026	2,000,972	17,067,808	33,797,652	9,209,834	21,864,777	3,869,439
UltraShort 20+ Year Treasury	208,675,075	325,426,503	304,040,177	71,753,482	44,442,527	17,411,801	166,940,060	342,452,753	66,324,765	222,497,902	31,367,894
UltraShort TIPS	366,282	545,877	467,695	110,376	96,183	35,841	293,026	572,067	174,480	369,432	70,894
UltraPro Short 20+ Year Treasury	2,870,612	4,534,833	4,333,909	1,022,803	569,659	227,410	2,296,490	4,777,532	779,140	3,109,218	395,168
Ultra Russell3000	201,219	279,562	204,018	48,148	67,413	23,922	160,975	290,988	142,415	186,018	51,646
Ultra S&P500®	29,437,462	46,714,346	44,991,886	10,618,085	5,690,598	2,288,142	23,549,970	49,233,892	7,507,080	32,059,881	3,920,678
Ultra QQQ®	7,259,815	9,657,224	6,243,251	1,473,407	2,740,052	952,503	5,807,852	10,006,846	6,121,644	6,353,730	2,131,528
Ultra Dow30SM	5,481,673	8,491,505	7,838,104	1,849,792	1,208,420	469,286	4,385,338	8,930,438	1,873,146	5,797,197	859,693
Ultra MidCap400	25,479,344	38,791,380	34,666,760	8,181,355	6,103,163	2,322,528	20,383,475	40,732,719	10,260,202	26,380,970	4,419,650
Ultra Russell2000	32,615,057	50,421,658	46,371,356	10,943,640	7,262,643	2,813,303	26,092,046	53,018,454	11,377,298	34,407,869	5,178,404
Ultra SmallCap600	858,077	1,383,500	1,368,288	322,916	150,227	62,152	686,462	1,460,124	168,829	952,698	100,650
UltraPro S&P500®	20,018,028	24,854,021	12,593,732	2,972,121	8,828,276	2,996,107	16,014,423	25,559,270	20,946,361	16,040,812	6,986,520
UltraPro QQQ®	9,481,280	13,958,068	11,658,301	2,751,359	2,613,133	963,592	7,585,024	14,610,933	4,910,744	9,419,424	1,942,647
UltraPro Dow30SM	1,613,679	2,182,799	1,482,084	349,772	583,054	204,169	1,290,943	2,265,796	1,277,653	1,442,475	451,140
UltraPro MidCap400	1,018,296	1,488,432	1,224,314	288,938	288,309	105,714	814,637	1,556,994	551,878	1,002,758	215,313
UltraPro Russell2000	2,750,948	3,502,781	1,957,899	462,064	1,150,624	393,558	2,200,758	3,612,423	2,678,566	2,277,096	905,579
Ultra Russell1000 Value	175,541	258,885	217,041	51,222	48,052	17,745	140,433	271,039	89,870	174,777	35,680
Ultra Russell1000 Growth	370,188	559,223	492,276	116,177	91,812	34,656	296,151	586,790	159,098	379,642	66,948
Ultra Russell MidCap Value	228,496	340,977	292,919	69,129	59,682	22,266	182,797	357,381	107,825	230,832	43,947
Ultra Russell MidCap Growth	317,431	464,421	382,788	90,338	89,561	32,863	253,944	485,857	171,035	312,951	66,846
Ultra Russell2000 Value	138,442	153,454	39,093	9,226	74,278	24,561	110,753	155,643	187,105	95,574	59,838
Ultra Russell2000 Growth	272,818	423,856	393,329	92,826	59,251	23,097	218,255	445,883	90,380	289,556	42,010
Ultra Basic Materials	3,651,094	5,290,291	4,268,744	1,007,424	1,067,065	388,719	2,920,875	5,529,341	2,085,255	3,556,655	801,049
Ultra Nasdaq Biotechnology	1,097,888	1,422,597	845,597	199,561	441,521	151,930	878,310	1,469,951	1,012,495	929,324	346,001
Ultra Consumer Goods	307,520	428,246	314,393	74,197	102,312	36,352	246,016	445,852	215,366	285,117	78,306
Ultra Consumer Services	286,608	384,915	256,006	60,417	105,549	36,841	229,287	399,251	233,288	253,887	81,864
Ultra Financials	6,937,643	8,493,779	4,052,437	956,375	3,145,601	1,063,334	5,550,114	8,720,715	7,534,084	5,459,366	2,496,236
Ultra Health Care	1,005,556	1,366,030	938,734	221,541	359,145	126,012	804,445	1,418,599	782,803	903,729	277,483
Ultra Industrials	328,480	415,270	226,016	53,340	139,532	47,615	262,784	427,927	326,674	269,413	109,997
Ultra Oil & Gas	3,714,237	4,949,113	3,215,822	758,934	1,395,884	485,582	2,971,390	5,129,199	3,112,856	3,257,605	1,085,320

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.12%, dated 02/28/13, due 03/01/13 (1)	Barclays Capital, Inc., 0.15%, dated 02/28/13, due 03/01/13 (2)	BNP Paribas Securities Corp., 0.15%, dated 02/28/13, due 03/01/13 (3)	BNP Paribas Securities Corp., 0.16%, dated 02/28/13, due 03/01/13 (4)	Credit Suisse (USA) LLC, 0.16%, dated 02/28/13, due 03/01/13 (5)	Credit Suisse (USA) LLC, 0.17%, dated 02/28/13, due 03/01/13 (6)	JPMorgan Securities, Inc., 0.16%, dated 02/28/13, due 03/01/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 02/28/13, due 03/01/13 (8)	UBS Securities LLC, 0.09%, dated 02/28/13, due 03/01/13 (9)	UBS Securities LLC, 0.15%, dated 02/28/13, due 03/01/13 (10)	UBS Securities LLC, 0.17%, dated 02/28/13, due 03/01/13 (11)
Ultra Real Estate	5,977,555	6,610,803	1,649,083	389,184	3,217,818	1,063,584	4,782,044	6,703,152	8,112,895	4,114,240	2,592,997
Ultra KBW Regional Banking	39,767	43,487	9,685	2,286	21,762	7,179	31,814	44,029	55,104	26,960	17,559
Ultra Semiconductors	756,077	1,161,210	1,055,035	248,988	173,853	66,813	604,861	1,220,292	281,292	791,257	124,831
Ultra Technology	1,609,546	2,327,510	1,869,697	441,248	473,747	172,333	1,287,637	2,432,213	929,940	1,564,031	356,045
Ultra Telecommunications	27,818	38,753	28,477	6,720	9,245	3,285	22,254	40,347	19,449	25,803	7,073
Ultra Utilities	367,001	470,140	268,591	63,388	151,468	51,913	293,601	485,181	350,842	306,150	119,039
UltraPro Financials	162,449	166,892	11,569	2,731	96,607	31,564	129,959	167,540	249,737	101,172	78,448
Ultra MSCI EAFE	664,879	921,474	668,218	157,700	224,379	79,518	531,903	958,895	475,774	612,756	172,066
Ultra MSCI Emerging Markets	3,011,676	3,965,026	2,482,683	585,913	1,166,238	403,720	2,409,341	4,104,056	2,633,920	2,601,465	909,995
Ultra MSCI Europe	623,617	859,489	614,249	144,963	213,897	75,584	498,894	893,886	457,248	570,730	164,390
Ultra MSCI Pacific ex-Japan	248,603	331,221	215,153	50,776	93,454	32,508	198,882	343,269	208,430	218,011	72,665
Ultra MSCI Brazil Capped	1,204,579	1,518,972	818,731	193,221	514,462	175,417	963,663	1,564,820	1,206,843	984,741	405,795
Ultra FTSE China 25	2,799,841	3,811,107	2,633,506	621,507	994,562	349,288	2,239,873	3,958,584	2,162,261	2,522,627	767,879
Ultra MSCI Japan	829,662	1,197,953	959,091	226,346	245,485	89,205	663,730	1,251,662	483,459	804,706	184,650
Ultra MSCI Mexico Capped IMI	328,311	433,056	272,771	64,374	126,549	43,841	262,649	448,330	285,259	284,274	98,690
Ultra 7-10 Year Treasury	1,056,498	1,404,503	906,264	213,878	399,384	138,799	845,199	1,455,254	892,885	923,902	310,745
Ultra 20+ Year Treasury	723,442	1,089,118	952,281	224,738	182,109	68,506	578,753	1,142,445	319,499	738,796	133,174
Ultra High Yield	210,338	331,329	315,082	74,359	42,422	16,861	168,270	348,974	59,268	227,029	29,550
Ultra Investment Grade Corporate	379,235	532,855	400,051	94,412	122,773	43,843	303,388	555,257	254,731	355,557	93,605
30 Year TIPS/TSY Spread	13,347	21,013	19,963	4,711	2,700	1,071	10,677	22,131	3,787	14,396	1,881
Short 30 Year TIPS/TSY Spread	108,242	125,855	45,868	10,825	53,858	17,979	86,594	128,424	132,823	79,623	43,112
UltraPro 10 Year TIPS/TSY Spread	25,096	28,333	8,429	1,989	13,094	4,345	20,077	28,805	32,736	17,755	10,525
UltraPro Short 10 Year TIPS/TSY Spread	19,188	21,833	6,888	1,626	9,889	3,287	15,350	22,218	24,639	13,717	7,940
	$1,000,000,000	$1,480,000,000	$1,250,000,000	$295,000,000	$269,993,958	$100,000,000	$800,000,000	$1,550,000,000	$500,000,000	$1,000,000,000	$200,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2013 as follows:

(1)	U.S. Treasury Bonds, 0%, due 08/15/15 to 02/15/39, which had an aggregate value of $1,020,000,001.
(2)	U.S. Treasury Bonds, 0% to 4.63%, due 04/15/13 to 02/15/43; U.S. Treasury Notes, 0% to 4.25%, due 05/15/13 to 05/15/22, which had an aggregate value of $1,509,600,081.
(3)	U.S. Treasury Bills, 0%, due 03/28/13 to 05/30/13; U.S. Treasury Notes, 0.25% to 2.25%, due 11/30/14 to 02/28/18, which had an aggregate value of $1,275,000,310.
(4)	Federal Home Loan Mortgage Corp., 0.40% to 4.38%, due 07/28/14 to 07/25/17, which had an aggregate value of $300,900,241.
(5)	U.S. Treasury Notes, 0.88% to 3.13%, due 09/30/13 to 12/31/16, which had an aggregate value of $275,398,451.
(6)

Federal Farm Credit Bank, 0% to 0.50%, due 03/22/13 to 09/16/14; Federal Home Loan Bank, 1.00% to 4.88%, due 05/29/13 to 06/09/17; Federal Home Loan Mortgage Corp., 0.15% to 6.25%, due 05/03/13 to 07/15/32; Federal National Mortgage Association, 5.13%, due 01/02/14; U.S. Treasury Bonds, 0% to 4.75%, due 05/15/40 to 08/15/42; U.S. Treasury Notes, 0% to 4.75%, due 05/15/13 to 02/15/22, which had an aggregate value of $102,000,230.

(7)	U.S. Treasury Bonds, 0%, due 05/15/13 to 11/15/42, which had an aggregate value of $816,002,212.
(8)

U.S. Treasury Bills, 0%, due 06/06/13 to 02/06/14; U.S. Treasury Bond, 0.63%, due 02/15/43; U.S. Treasury Notes, 0.25% to 1.50%, due 11/30/13 to 02/28/18, which had an aggregate value of $1,581,000,181.

(9)

U.S. Treasury Bills, 0%, due 04/04/13 to 01/09/14; U.S. Treasury Bonds, 1.75% to 8.13%, due 08/15/19 to 05/15/38; U.S. Treasury Notes, 0.13% to 4.25%, due 03/15/13 to 01/15/23, which had an aggregate value of $510,000,083.

(10)

U.S. Treasury Bills, 0%, due 04/25/13 to 12/12/13; U.S. Treasury Bonds, 1.75% to 11.25%, due 02/15/15 to 02/15/42; U.S. Treasury Notes, 0.13% to 4.13%, due 04/15/13 to 01/15/23, which had an aggregate value of $1,020,000,068.

(11)	U.S. Treasury Bond, 2.13%, due 02/15/40; U.S. Treasury Notes, 0.38% to 3.25%, due 11/15/13 to 04/30/18, which had an aggregate value of $204,000,150.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in equity or mortgage REITs.  Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans.  The value of a REIT investment may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act.

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Covered Bonds

The ProShares USD Covered Bond generally invests in debt securities, primarily Covered Bonds — debt instruments that are issued by a financial institution and are secured by a segregated pool of financial assets, typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents.

Sovereign/Sub-Sovereign Debt Securities

The ProShares German Sovereign/Sub-Sovereign ETF generally invests in fixed rate debt securities of the Federal Republic of Germany (“Sovereign”) as well as local governments and entities or agencies guaranteed by various German governments (“Sub-Sovereign”) issuers.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

The Advisor is exempt from registration as a commodity pool operator and commodity trading advisor under the Commodity Exchange Act (the “CEA”).  On December 5, 2012, however, the Advisor registered as a commodity pool operator under the CEA on a provisional basis, while it evaluated the impact that the scheduled year-end expiration of previously relied-upon exclusions from such registration would have on the Funds. The Advisor is currently in the process of withdrawing its registration.  During the reporting period, this registration did not significantly impact the Funds.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Each Fund other than ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign currency instrument whose performance the manager is trying to duplicate. For example, investing in a combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to investing in a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Funds may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Funds in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Funds are not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that the Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Funds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Because the Fund invests in cash instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Although forward currency contracts may be used by the Funds to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if a Fund had not entered into these transactions. Even if the Advisor correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund’s futures position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between a Fund’s forwards and currency positions may be caused by differences between the futures and currency markets.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, or to a component of the index.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor,

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.  Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

•        Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•        Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At February 28, 2013, the ProShares Ultra Russell3000, ProShares Ultra Dow30SM, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell2000 Value, ProShares Ultra Consumer Goods, ProShares Ultra Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Utilities, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Japan, ProShares Ultra MSCI Mexico Capped IMI and ProShares Ultra High Yield Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions.  The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

The Funds may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index.  The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (BEI) and is considered to be a measure of the market’s expectations for inflation over the relevant

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2013 (Unaudited)

period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

5. Subsequent Events

On April 23, 2013, ProShares UltraShort MSCI Europe and ProShares Ultra MSCI Europe effected name and benchmark changes.  Accordingly, these Funds have been re-named as ProShares UltraShort Europe and ProShares Ultra Europe, respectively.  Each Fund’s benchmark changed from the MSCI Europe Index® to the FTSE Developed Europe Index®.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 11, 2013

By:	/s/ Charles Todd
Charles Todd
Treasurer
April 11, 2013